UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08274

MassMutual Select Funds
(Exact name of registrant as specified in charter)

1295 State Street, Springfield, MA	01111
(Address of principal executive offices)	(Zip code)
Eric Wietsma
1295 State Street, Springfield, MA	01111
(Name and address of agent for service)

Registrant’s telephone number, including area code: 413-788-8411

Date of fiscal year end: 12/31/13

Date of reporting period: 3/31/13

Item 1. Schedule of Investments.

MassMutual Select PIMCO Total Return Fund – Portfolio of Investments

March 31, 2013 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 130.3%

CORPORATE DEBT — 33.5%
Aerospace & Defense — 0.9%
United Technologies Corp. FRN 0.557% 12/02/13	$18,200,000	$18,238,584

Agriculture — 0.6%
Reynolds American, Inc. 7.625% 6/01/16	10,000,000	11,909,810

Banks — 9.3%
Abbey National Treasury Services PLC FRN 1.881% 4/25/14	2,100,000	2,119,799
American Express Bank FSB 5.500% 4/16/13	10,800,000	10,815,055
Australia & New Zealand Banking Group Ltd. FRN 1.143% 5/08/13	2,100,000	2,100,502
Australia & New Zealand Banking Group Ltd. (a) 2.125% 1/10/14	2,400,000	2,431,536
Australia & New Zealand Banking Group Ltd. (a) 2.400% 11/23/16	1,500,000	1,575,600
Banco Santander Brasil SA (a) 4.250% 1/14/16	1,400,000	1,459,500
Banco Santander Brazil SA FRN (a) 2.380% 3/18/14	1,200,000	1,203,008
Banco Santander Chile FRN (a) 1.902% 1/19/16	1,000,000	977,500
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand (a) 4.125% 11/09/22	7,800,000	7,839,000
Bank of India (b) 6.250% 2/16/21	3,700,000	4,162,019
Bank of Montreal (a) 1.950% 1/30/18	300,000	311,970
Bank of Nova Scotia (a) 1.650% 10/29/15	900,000	924,390
Bank of Nova Scotia (a) 1.950% 1/30/17	1,000,000	1,039,900
Barclays Bank PLC (a) 10.179% 6/12/21	11,700,000	15,670,629
BBVA Bancomer SA (a) 4.500% 3/10/16	500,000	531,250
BBVA Bancomer SA (a) 6.500% 3/10/21	4,900,000	5,561,500
BBVA US Senior SA FRN 2.415% 5/16/14	6,000,000	6,027,144
BNP Paribas SA FRN 1.205% 1/10/14	3,700,000	3,716,535

	Principal Amount	Value
Credit Suisse New York 2.200% 1/14/14	$800,000	$810,685
Dexia Credit Local SA (a) 2.750% 4/29/14	47,645,000	48,467,400
First Horizon National Corp. 4.500% 5/15/13	1,100,000	1,105,017
GMAC, Inc. 7.500% 12/31/13	5,000,000	5,212,500
Groupe BPCE (a) 2.375% 10/04/13	400,000	403,739
HSBC Bank PLC (a) 2.000% 1/19/14	800,000	807,928
ICICI Bank Ltd. (a) 4.750% 11/25/16	6,400,000	6,850,893
ICICI Bank Ltd. (b) 5.500% 3/25/15	2,200,000	2,336,834
ING Bank NV (a) 2.500% 1/14/16	500,000	521,400
Intesa Sanpaolo SpA FRN (a) 2.688% 2/24/14	1,800,000	1,810,415
JP Morgan Chase Bank NA 6.000% 10/01/17	11,700,000	13,782,003
Korea Development Bank 3.500% 8/22/17	900,000	966,404
Korea Development Bank 8.000% 1/23/14	1,000,000	1,055,446
LBG Capital No.2 PLC GBP (c) 9.125% 7/15/20	3,000,000	4,968,737
National Australia Bank Ltd. FRN (a) 1.025% 4/11/14	7,800,000	7,855,872
Nordea Bank AB (a) 2.125% 1/14/14	400,000	404,641
Resona Bank Ltd. VRN (a) 5.850% 12/31/49	1,200,000	1,293,352
The Royal Bank of Scotland PLC EUR (c) 3.625% 5/17/13	800,000	1,029,271
Sberbank of Russia Via SB Capital SA (a) 4.950% 2/07/17	3,300,000	3,514,500
Sumitomo Mitsui Banking Corp. (Acquired 1/14/11, Cost $998,810) (a) (d) 1.950% 1/14/14	1,000,000	1,008,574
UBS AG FRN 1.301% 1/28/14	1,569,000	1,576,887
Wachovia Corp. 5.625% 10/15/16	10,700,000	12,211,739

		186,461,074

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Select PIMCO Total Return Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Building Materials — 0.1%
Corporacion GEO SAB de CV (a) 9.250% 6/30/20	$3,000,000	$2,595,000

Chemicals — 0.4%
Braskem Finance Ltd. (a) 5.750% 4/15/21	2,000,000	2,097,000
Braskem Finance Ltd. (a) 7.000% 5/07/20	5,100,000	5,752,800

		7,849,800

Computers — 0.3%
Hewlett-Packard Co. FRN 0.568% 5/24/13	6,000,000	5,999,658

Diversified Financial — 11.9%
Ally Financial, Inc. FRN 3.680% 6/20/14	21,600,000	22,099,392
Ally Financial, Inc. 4.500% 2/11/14	5,700,000	5,821,125
BM&F Bovespa SA (a) 5.500% 7/16/20	3,300,000	3,648,150
Citigroup, Inc. FRN 1.755% 1/13/14	2,200,000	2,220,044
Citigroup, Inc. 5.000% 9/15/14	11,700,000	12,285,351
Credit Agricole Home Loan FRN (a) 1.052% 7/21/14	5,400,000	5,412,555
Federal Home Loan Mortgage Corp. 0.875% 3/07/18	100,000	99,829
Federal Home Loan Mortgage Corp. 1.000% 3/08/17	800,000	809,901
Federal Home Loan Mortgage Corp. 1.000% 6/29/17	17,100,000	17,295,097
Federal Home Loan Mortgage Corp. 1.000% 7/28/17	15,600,000	15,761,020
Federal Home Loan Mortgage Corp. 1.000% 9/29/17	25,100,000	25,322,416
Federal Home Loan Mortgage Corp. 1.250% 8/01/19	13,700,000	13,669,698
Federal Home Loan Mortgage Corp. 1.250% 10/02/19	19,300,000	19,206,067
Federal Home Loan Mortgage Corp. 1.750% 5/30/19	800,000	825,374
Federal Home Loan Mortgage Corp. 2.375% 1/13/22	500,000	520,582
Federal Home Loan Mortgage Corp. 3.750% 3/27/19	4,800,000	5,512,602
Federal Home Loan Mortgage Corp. 5.000% 2/16/17	1,800,000	2,101,497
Federal Home Loan Mortgage Corp. 5.500% 8/23/17	3,500,000	4,214,066
Federal National Mortgage Association 0.500% 3/30/16	3,600,000	3,603,544

	Principal Amount	Value
Federal National Mortgage Association 0.875% 8/28/17	$10,000,000	$10,037,746
Federal National Mortgage Association 0.875% 12/20/17	1,400,000	1,401,896
Federal National Mortgage Association 0.875% 2/08/18	700,000	699,197
Federal National Mortgage Association 1.125% 4/27/17	1,300,000	1,322,890
Federal National Mortgage Association (e) 1.250% 1/30/17	11,200,000	11,456,712
Federal National Mortgage Association 5.000% 2/13/17	4,700,000	5,478,447
Federal National Mortgage Association 5.000% 5/11/17	3,600,000	4,226,556
Federal National Mortgage Association 5.375% 6/12/17	8,100,000	9,660,696
Ford Motor Credit Co. LLC 8.700% 10/01/14	300,000	331,396
International Lease Finance Corp. (a) 6.750% 9/01/16	700,000	791,000
Macquarie Bank Ltd. (a) 6.625% 4/07/21	2,400,000	2,681,856
Morgan Stanley FRN 2.792% 5/14/13	1,300,000	1,303,411
SLM Corp. 6.250% 1/25/16	100,000	109,248
SLM Corp. 8.000% 3/25/20	7,100,000	8,236,000
SLM Corp. 8.450% 6/15/18	10,000,000	11,850,000
TNK-BP Finance SA (b) 7.250% 2/02/20	3,500,000	4,200,000
TNK-BP Finance SA (a) 7.250% 2/02/20	5,000,000	6,000,000

		240,215,361

Electric — 0.7%
Comision Federal de Electricidad (a) 4.875% 5/26/21	6,800,000	7,556,500
Majapahit Holding BV (a) 7.750% 1/20/20	5,300,000	6,492,500

		14,049,000

Holding Company – Diversified — 0.1%
Noble Group Ltd. (a) 4.875% 8/05/15	1,000,000	1,050,000

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Select PIMCO Total Return Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Noble Group Ltd. (b) 6.625% 8/05/20	$1,400,000	$1,522,500

		2,572,500

Insurance — 2.7%
American International Group, Inc. 5.050% 10/01/15	12,500,000	13,693,425
American International Group, Inc. 6.820% 11/15/37	5,000,000	6,466,480
Cincinnati Financial Corp. 6.920% 5/15/28	26,742,000	34,438,027

		54,597,932

Iron & Steel — 0.8%
CSN Islands XI Corp. (a) 6.875% 9/21/19	2,000,000	2,220,000
Gerdau Holdings, Inc. (b) 7.000% 1/20/20	10,000,000	11,395,000
GTL Trade Finance, Inc. (a) 7.250% 10/20/17	1,600,000	1,827,200

		15,442,200

Oil & Gas — 0.6%
ENN Energy Holdings Ltd. (a) 6.000% 5/13/21	300,000	348,890
Gazprom OAO Via Gaz Capital SA (a) 5.092% 11/29/15	200,000	213,304
Petrobras International Finance Co. 7.875% 3/15/19	2,300,000	2,798,279
Petroleos Mexicanos 5.500% 1/21/21	700,000	803,250
Ras Laffan LNG 3 (b) 5.500% 9/30/14	1,800,000	1,912,500
Reliance Holdings USA, Inc. (a) 4.500% 10/19/20	6,600,000	6,918,569

		12,994,792

Retail — 0.0%
CVS Pass-Through Trust 6.943% 1/10/30	88,033	109,548

Savings & Loans — 3.5%
AK Transneft OJSC Via TransCapitalInvest Ltd. (b) 7.700% 8/07/13	14,200,000	14,520,494
AK Transneft OJSC Via TransCapitalInvest Ltd. (b) 8.700% 8/07/18	800,000	1,020,200
LBG Capital No.1 PLC GBP (c) 7.588% 5/12/20	5,415,000	8,433,516
LBG Capital No.1 PLC GBP (c) 7.867% 12/17/19	7,567,000	11,900,094
LBG Capital No.1 PLC GBP (c) 7.869% 8/25/20	2,906,000	4,614,228
Odebrecht Drilling Norbe VIII/IX Ltd. (a) 6.350% 6/30/21	380,000	418,000

	Principal Amount	Value
RZD Capital Ltd. (b) 5.739% 4/03/17	$3,100,000	$3,410,000
SSIF Nevada LP FRN (a) 1.005% 4/14/14	12,500,000	12,574,675
Vnesheconombank Via VEB Finance Ltd. (a) 5.450% 11/22/17	400,000	434,120
Vnesheconombank Via VEB Finance Ltd. (a) 6.902% 7/09/20	9,500,000	11,043,750
Vnesheconombank Via VEB Finance PLC (a) 5.375% 2/13/17	1,800,000	1,934,820

		70,303,897

Telecommunications — 0.7%
Deutsche Telekom International Finance BV GBP (c) 6.500% 4/08/22	3,300,000	6,365,366
Indosat Palapa Co. BV (a) 7.375% 7/29/20	5,000,000	5,537,500
Qtel International Finance Ltd. (a) 4.750% 2/16/21	200,000	223,000
Qwest Corp. FRN 3.530% 6/15/13	1,300,000	1,304,545

		13,430,411

Transportation — 0.9%
Asciano Finance (a) 5.000% 4/07/18	9,000,000	9,873,378
DP World Sukuk Ltd. (a) 6.250% 7/02/17	7,000,000	7,822,500

		17,695,878

TOTAL CORPORATE DEBT (Cost $633,409,548)		674,465,445

MUNICIPAL OBLIGATIONS — 3.9%
Bay Area Toll Authority BAB 6.918% 4/01/40	6,300,000	8,592,759
Bay Area Toll Authority BAB 7.043% 4/01/50	10,500,000	15,074,745
Denver Public Schools BAB 6.220% 12/15/26	4,300,000	5,244,581
Irvine Ranch Water District BAB 6.622% 5/01/40	6,700,000	8,942,624
Los Angeles Community College District BAB 6.750% 8/01/49	3,000,000	4,231,920
Metropolitan Government of Nashville & Davidson County Convention Center Authority 6.731% 7/01/43	100,000	125,722

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Select PIMCO Total Return Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
New York City Municipal Water Finance Authority 5.000% 6/15/44	$1,000,000	$1,103,720
New York City Municipal Water Finance Authority BAB 6.124% 6/15/42	10,000,000	11,779,100
New York Liberty Development Corp. 5.000% 12/15/41	200,000	222,800
New York State Dormitory Authority 5.051% 9/15/27	600,000	709,482
New York State Thruway Authority 5.000% 3/15/30	10,100,000	11,630,251
San Diego County Regional Airport Authority BAB 6.628% 7/01/40	5,000,000	5,621,450
State of California BAB 5.700% 11/01/21	3,500,000	4,244,800

		77,523,954

TOTAL MUNICIPAL OBLIGATIONS (Cost $64,122,361)		77,523,954

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 8.6%
Commercial MBS — 4.3%
Banc of America Large Loan, Inc., Series 2009-UB2, Class A4AA VRN (a) 5.675% 2/24/51	6,500,000	7,528,885
BCRR Trust, Series 2009-1, Class 2A2 VRN (a) 5.858% 7/17/40	31,036,000	35,586,188
Credit Suisse Mortgage Capital Certificates, Series 2008-C1, Class A3 VRN 6.024% 2/15/41	2,800,000	3,264,693
European Loan Conduit, Series 25A, Class A FRN EUR (a) (c) 0.376% 5/15/19	2,935,676	3,547,058
European Loan Conduit, Series 25X, Class A FRN EUR (b) (c) 0.376% 5/15/19	69,075	83,460
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-9, Class A4 5.700% 9/12/49	2,500,000	2,891,354
Morgan Stanley Reremic Trust, Series 2010-GG10, Class A4A VRN (a) 5.787% 8/15/45	25,000,000	28,724,550

	Principal Amount	Value
Titan Europe PLC, Series 2007-3X, Class A1 FRN GBP (b) (c) 0.791% 10/23/16	$3,137,800	$4,582,186

		86,208,374

Home Equity ABS — 1.0%
Carrington Mortgage Loan Trust, Series 2006-RFC1, Class A3 FRN 0.354% 5/25/36	3,300,000	2,952,997
Countrywide Asset-Backed Certificates, Series 2004-5, Class M1 FRN 0.774% 8/25/34	2,800,000	2,518,265
Countrywide Asset-Backed Certificates, Series 2005-14, Class 3A3 FRN 0.554% 4/25/36	1,000,000	921,460
First Frankin Mortgage Loan Trust, Series 2005-FF9, Class A4 FRN 0.564% 10/25/35	2,700,000	2,166,908
Home Equity Asset Trust, Series 2003-4, Class M1 FRN 1.404% 10/25/33	7,474,154	7,055,844
IXIS Real Estate Capital Trust, Series 2005-HE2, Class M4 FRN 1.134% 9/25/35	2,700,000	2,357,928
Lehman XS Trust, Series 2005-4, Class 1A3 FRN 0.604% 10/25/35	1,944,708	1,797,152

		19,770,554

Other ABS — 0.2%
Hillmark Funding, Series 2006-1A, Class A1 FRN (a) 0.539% 5/21/21	3,800,000	3,686,164
Penta CLO SA, Series 2007-1X, Class A1 FRN EUR (b) (c) 0.564% 6/04/24	968,307	1,166,752

		4,852,916

Student Loans ABS — 0.7%
SLM Student Loan Trust, Series 2012-C, Class A1 FRN (a) 1.303% 8/15/23	14,580,860	14,681,538

WL Collateral CMO — 2.4%
Arran Residential Mortgages Funding PLC, Series 2011-1A, Class A1B FRN EUR (a) (c) 1.426% 11/19/47	1,919,790	2,463,323
Arran Residential Mortgages Funding PLC, Series 2010-1A, Class A2B FRN EUR (a) (c) 1.626% 5/16/47	1,822,648	2,379,803

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Select PIMCO Total Return Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Chase Mortgage Finance Corp., Series 2006-A1, Class 4A1 FRN 5.740% 9/25/36	$299,472	$292,987
Granite Master Issuer PLC, Series 2006-4, Class A7 FRN EUR (b) (c) 0.339% 12/20/54	2,044,007	2,580,469
Granite Master Issuer PLC, Series 2006-3, Class A5 FRN EUR (c) 0.339% 12/20/54	4,003,109	5,053,750
Granite Master Issuer PLC, Series 2005-2, Class A6 FRN 0.463% 12/20/54	1,682,469	1,653,065
GSR Mortgage Loan Trust, Series 2005-AR6, Class 1A1 FRN 2.675% 9/25/35	4,722,944	4,875,993
Holmes Master Issuer PLC, Series 2011-1A, Class A3 FRN EUR (a) (c) 1.545% 10/15/54	916,205	1,185,222
Indymac Index Mortgage Loan Trust, Series 2006-AR13, Class A3 FRN 5.061% 7/25/36	10,291,870	9,430,032
JP Morgan Alternative Loan Trust, Series 2005-A2, Class 1A1 FRN 0.464% 1/25/36	3,999,033	3,622,631
JP Morgan Mortgage Trust, Series 2005-A5, Class 1A2 FRN 3.027% 8/25/35	3,951,094	3,933,167
Opteum Mortgage Acceptance Corp., Series 2005-5, Class 1APT FRN 0.484% 12/25/35	3,216,167	2,787,076
TBW Mortgage-Backed Trust, Series 2006-4, Class A3 FRN 0.404% 9/25/36	170,274	156,369
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class IIA1 FRN 2.996% 2/25/34	2,106,147	2,169,497
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-2, Class 1A1 5.000% 3/25/36	4,420,821	4,568,746

		47,152,130

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $155,835,138)		172,665,512

	Principal Amount	Value
SOVEREIGN DEBT OBLIGATIONS — 9.7%
Italy Buoni Poliennali Del Tesoro EUR (c) 4.500% 7/15/15	$800,000	$1,070,705
Italy Buoni Poliennali Del Tesoro EUR (c) 4.750% 5/01/17	19,900,000	26,806,720
Italy Buoni Poliennali Del Tesoro EUR (c) 4.750% 6/01/17	12,500,000	16,840,635
Kingdom of Spain EUR (c) 3.800% 1/31/17	1,300,000	1,681,414
Korea Housing Finance Corp. (a) 4.125% 12/15/15	400,000	429,813
Mexican Bonos MXN (c) 6.000% 6/18/15	9,900,000	830,734
Mexican Bonos MXN (c) 7.750% 12/14/17	16,100,000	1,473,283
Province of Ontario Canada 1.600% 9/21/16	2,100,000	2,160,698
Province of Ontario Canada 1.650% 9/27/19	2,200,000	2,197,360
Province of Ontario Canada CAD (c) 2.850% 6/02/23	300,000	296,208
Province of Ontario Canada 3.000% 7/16/18	400,000	434,160
Province of Ontario Canada CAD (c) 3.150% 6/02/22	3,700,000	3,785,156
Province of Ontario Canada CAD (c) 4.000% 6/02/21	14,900,000	16,295,028
Province of Ontario Canada CAD (c) 4.200% 3/08/18	100,000	109,192
Province of Ontario Canada CAD (c) 4.200% 6/02/20	4,100,000	4,534,842
Province of Ontario Canada CAD (c) 4.300% 3/08/17	600,000	649,785
Province of Ontario Canada CAD (c) 4.400% 6/02/19	1,300,000	1,446,144
Province of Ontario Canada 4.400% 4/14/20	1,000,000	1,167,667
Province of Ontario Canada CAD (c) 4.600% 6/02/39	700,000	810,886
Province of Ontario Canada CAD (c) 5.500% 6/02/18	300,000	346,333
Province of Quebec Canada 2.750% 8/25/21	1,600,000	1,661,038
Province of Quebec Canada CAD (c) 3.000% 9/01/23	200,000	198,185
Province of Quebec Canada 3.500% 7/29/20	1,400,000	1,550,500
Province of Quebec Canada CAD (c) 3.500% 12/01/22	10,100,000	10,523,845

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Select PIMCO Total Return Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Province of Quebec Canada CAD (c) 4.250% 12/01/21	$9,800,000	$10,842,851
Province of Quebec Canada CAD (c) 4.500% 12/01/16	100,000	108,605
Province of Quebec Canada CAD (c) 4.500% 12/01/18	400,000	444,967
Province of Quebec Canada CAD (c) 4.500% 12/01/20	400,000	449,606
Spain Government Bond EUR (c) 3.000% 4/30/15	500,000	646,735
Spain Government Bond EUR (c) 3.150% 1/31/16	28,900,000	37,180,852
Spain Government Bond EUR (c) 3.750% 10/31/15	27,300,000	35,694,417
Spain Government Bond EUR (c) 4.250% 10/31/16	8,500,000	11,171,721
Spain Government Bond EUR (c) 4.400% 1/31/15	1,100,000	1,462,771
United Mexican States MXN (c) 10.000% 12/05/24	1,400,000	162,989

		195,465,845

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $194,585,215)		195,465,845

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 36.6%
Pass-Through Securities — 36.6%
Federal Home Loan Mortgage Corp. Pool #C03701 4.500% 9/01/41	1,101,603	1,181,813
Federal Home Loan Mortgage Corp. TBA Pool #6949 4.500% 5/01/39 (f)	1,000,000	1,070,000
Federal National Mortgage Association Pool #AM0359 2.310% 8/01/22	2,200,000	2,216,617
Pool #470529 2.475% 4/01/19	2,800,000	2,948,969
Pool #AP8844 2.500% 10/01/27	3,893,894	4,042,652
Pool #AP3069 2.500% 11/01/27	974,112	1,011,326
Pool #AP6927 2.500% 11/01/27	1,337,575	1,388,675
Pool #AQ4489 2.500% 11/01/27	1,019,563	1,058,513
Pool #AQ4212 2.500% 11/01/27	579,780	601,930
Pool #AQ4768 2.500% 11/01/27	22,369,520	23,224,105

	Principal Amount	Value
Pool #AQ5743 2.500% 11/01/27	$5,887,087	$6,111,991
Pool #AM0414 2.870% 9/01/27	1,500,000	1,446,381
Pool #AB1826 3.000% 11/01/20	2,207,970	2,328,632
Pool #MA0605 3.000% 12/01/20	2,653,284	2,798,281
Pool #MA0658 3.000% 2/01/21	144,010	151,880
Pool #AL0579 3.000% 8/01/21	562,608	593,354
Pool #MA0865 3.000% 10/01/21	85,955	90,652
Pool #AK0282 3.000% 12/01/21	560,874	591,525
Pool #MA0921 3.000% 12/01/21	1,007,811	1,062,886
Pool #MA1014 3.000% 3/01/22	658,690	694,686
Pool #AB4551 3.000% 3/01/22	924,030	974,527
Pool #MA1030 3.000% 4/01/22	617,128	651,818
Pool #AB5079 3.000% 5/01/22	2,165,902	2,287,649
Pool #AB1768 3.000% 11/01/25	21,208	22,466
Pool #AH0483 3.000% 12/01/25	90,378	95,092
Pool #AJ5336 3.000% 11/01/26	863,971	909,025
Pool #AB3902 3.000% 11/01/26	1,693,355	1,781,661
Pool #MA0934 3.000% 12/01/26	440,589	463,565
Pool #AK3569 3.000% 2/01/27	1,781,219	1,874,107
Pool #AK3264 3.000% 2/01/27	885,272	931,438
Pool #AK6784 3.000% 3/01/27	724,934	763,644
Pool #AL1858 3.000% 7/01/27	1,164,351	1,226,526
Pool #AP8551 3.000% 10/01/27	1,997,315	2,106,465
Pool #MA0504 3.500% 8/01/20	624,689	662,268
Pool #AD5102 3.500% 12/01/25	162,475	172,249
Pool #AE2913 3.500% 12/01/25	149,145	158,117

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Select PIMCO Total Return Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #AE9381 3.500% 12/01/25	$560,452	$594,167
Pool #AH1884 3.500% 1/01/26	236,443	250,667
Pool #MA0617 3.500% 1/01/26	190,178	201,619
Pool #AH1892 3.500% 2/01/26	105,525	111,873
Pool #AH9914 3.500% 4/01/26	313,596	332,461
Pool #AB2826 3.500% 4/01/26	292,133	309,707
Pool #AI3430 3.500% 5/01/26	488,914	518,325
Pool #AB3006 3.500% 5/01/26	1,644,168	1,743,075
Pool #310096 3.500% 8/01/26	135,288	143,427
Pool #890396 3.500% 10/01/26	42,830	45,407
Pool #AL1693 3.500% 4/01/27	833,903	884,068
Pool #993382 4.000% 6/01/24	2,046,082	2,188,589
Pool #AD3975 4.000% 6/01/25	128,446	138,837
Pool #AD9130 4.000% 8/01/25	116,056	124,139
Pool #AI2022 4.000% 4/01/26	416,312	445,307
Pool #AE4338 4.000% 9/01/30	132,494	141,256
Pool #AB1502 4.000% 9/01/40	3,791,247	4,041,973
Pool #AE6120 4.000% 10/01/40	445,473	475,351
Pool #AH0248 4.000% 11/01/40	792,279	845,417
Pool #AB2335 4.000% 2/01/41	765,757	817,116
Pool #AJ1407 4.000% 9/01/41	108,163	115,485
Pool #AB3576 4.000% 9/01/41	1,286,313	1,373,390
Pool #AJ0029 4.000% 10/01/41	5,529,123	5,903,419
Pool #AJ3496 4.000% 11/01/41	205,402	219,307
Pool #AJ3797 4.000% 11/01/41	12,839,881	13,709,081
Pool #AJ5380 4.000% 11/01/41	715,002	763,405

	Principal Amount	Value
Pool #AJ4679 4.000% 11/01/41	$680,593	$726,666
Pool #AB3940 4.000% 11/01/41	623,667	665,886
Pool #AJ4460 4.000% 12/01/41	999,609	1,067,278
Pool #889907 4.500% 10/01/20	204,401	220,066
Pool #AA6704 4.500% 3/01/23	134,596	144,912
Pool #995282 4.500% 4/01/23	89,741	96,787
Pool #983629 4.500% 5/01/23	10,871	11,718
Pool #257277 4.500% 7/01/23	20,679	22,290
Pool #255217 4.500% 4/01/24	291,013	313,397
Pool #931412 4.500% 6/01/24	338,737	364,698
Pool #932561 4.500% 2/01/25	222,922	240,007
Pool #AD3832 4.500% 4/01/25	1,417,686	1,526,338
Pool #AD7877 4.500% 6/01/25	557,787	600,536
Pool #AE0791 4.500% 12/01/25	261,474	281,514
Pool #257179 4.500% 4/01/28	116,867	127,025
Pool #930997 4.500% 4/01/29	7,776,925	8,462,571
Pool #MA0096 4.500% 6/01/29	220,945	240,425
Pool #AB1129 4.500% 6/01/30	162,151	176,650
Pool #AD6404 4.500% 6/01/30	50,451	54,962
Pool #AE5670 4.500% 8/01/33	338,755	365,233
Pool #812104 4.500% 2/01/35	77,954	83,998
Pool #815715 4.500% 4/01/35	65,131	70,161
Pool #829583 4.500% 7/01/35	4,234	4,561
Pool #832199 4.500% 7/01/35	157,226	169,368
Pool #745044 4.500% 8/01/35	67,154	72,361
Pool #835760 4.500% 9/01/35	1,982,493	2,135,595

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Select PIMCO Total Return Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #AA1258 4.500% 10/01/35	$1,457,230	$1,569,767
Pool #AO9200 4.500% 12/01/38	23,692	25,515
Pool #AA3320 4.500% 3/01/39	537,242	578,564
Pool #AA4986 4.500% 3/01/39	407,668	448,960
Pool #AA7407 4.500% 6/01/39	477,841	519,372
Pool #931639 4.500% 7/01/39	1,865,187	2,008,647
Pool #931636 4.500% 7/01/39	338,729	364,782
Pool #AC0380 4.500% 7/01/39	418,339	450,516
Pool #AC0391 4.500% 7/01/39	405,880	437,098
Pool #931778 4.500% 8/01/39	28,736	31,216
Pool #AA9845 4.500% 8/01/39	17,386	18,723
Pool #AC2749 4.500% 8/01/39	28,956	31,454
Pool #932389 4.500% 1/01/40	2,863,650	3,083,905
Pool #932391 4.500% 1/01/40	7,918,040	8,527,049
Pool #AC3913 4.500% 1/01/40	242,832	261,510
Pool #932473 4.500% 2/01/40	117,070	126,075
Pool #AD1079 4.500% 3/01/40	494,168	532,177
Pool #AD3057 4.500% 3/01/40	533,583	574,623
Pool #AD1654 4.500% 3/01/40	993,798	1,095,080
Pool #AD1540 4.500% 3/01/40	272,127	293,057
Pool #AD1656 4.500% 3/01/40	3,687,859	3,971,508
Pool #AD3126 4.500% 4/01/40	18,646	20,104
Pool #AD7328 4.500% 6/01/40	360,978	389,194
Pool #AD6862 4.500% 7/01/40	534,790	576,592
Pool #AB1226 4.500% 7/01/40	74,449	80,268
Pool #AB1388 4.500% 8/01/40	11,212	12,088

	Principal Amount	Value
Pool #AE2100 4.500% 8/01/40	$480,913	$518,503
Pool #AB1389 4.500% 8/01/40	53,280	57,444
Pool #AB1475 4.500% 9/01/40	571,909	616,612
Pool #AE3151 4.500% 9/01/40	206,433	222,826
Pool #AE0395 4.500% 10/01/40	3,001,447	3,236,053
Pool #AE5471 4.500% 10/01/40	1,815,485	1,959,660
Pool #AE6437 4.500% 10/01/40	623,895	673,441
Pool #AE1611 4.500% 10/01/40	3,075,560	3,319,802
Pool #AE3204 4.500% 10/01/40	353,183	381,231
Pool #AE3695 4.500% 11/01/40	95,317	102,886
Pool #AE8864 4.500% 11/01/40	650,361	702,009
Pool #AE7731 4.500% 11/01/40	767,694	828,660
Pool #AE6311 4.500% 11/01/40	231,953	250,373
Pool #AH2396 4.500% 1/01/41	76,933	83,042
Pool #AA4781 4.500% 1/01/41	272,335	293,963
Pool #AH7828 4.500% 4/01/41	672,307	726,117
Pool #AH9873 4.500% 4/01/41	1,115,399	1,204,675
Pool #AI1116 4.500% 4/01/41	587,716	634,756
Pool #AH4709 4.500% 4/01/41	136,195	147,096
Pool #AH9142 4.500% 4/01/41	118,095	127,547
Pool #AH8423 4.500% 4/01/41	117,194	126,574
Pool #AL0160 4.500% 5/01/41	2,433,308	2,626,547
Pool #AI0290 4.500% 5/01/41	209,734	226,521
Pool #AI2598 4.500% 5/01/41	501,168	541,281
Pool #AI1888 4.500% 5/01/41	20,516	22,158
Pool #AB3194 4.500% 6/01/41	401,583	433,725

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Select PIMCO Total Return Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #MA0755 4.500% 6/01/41	$156,285	$168,794
Pool #AH5453 4.500% 6/01/41	269,317	290,873
Pool #AI1586 4.500% 6/01/41	531,521	574,064
Pool #AI4445 4.500% 6/01/41	73,314	79,182
Pool #AE4559 4.500% 6/01/41	54,115	58,446
Pool #AE5634 4.500% 6/01/41	49,149	53,083
Pool #AH3853 4.500% 7/01/41	483,534	522,537
Pool #AI0041 4.500% 7/01/41	351,641	379,786
Pool #AI5064 4.500% 7/01/41	299,887	324,077
Pool #AI6553 4.500% 7/01/41	173,197	187,059
Pool #AB3948 4.500% 7/01/41	772,336	834,153
Pool #AI0814 4.500% 8/01/41	696,920	753,137
Pool #MA0843 4.500% 9/01/41	2,334,651	2,522,973
Pool #AJ1677 4.500% 9/01/41	23,478	25,372
Pool #AJ2989 4.500% 10/01/41	17,249	18,640
Pool #MA1111 4.500% 7/01/42	29,272	31,725
Pool #MA1159 4.500% 8/01/42	697,505	755,948
Pool #256713 5.000% 5/01/27	475,919	515,369
Pool #730728 5.000% 8/01/33	725,174	790,723
Pool #725205 5.000% 3/01/34	481,022	524,202
Pool #773682 5.000% 4/01/34	314,605	342,649
Pool #735288 5.000% 3/01/35	2,052,902	2,232,049
Pool #310083 5.000% 11/01/36	284,999	308,889
Pool #933737 5.000% 3/01/38	92,746	100,434
Pool #979504 5.000% 4/01/38	20,497	22,196
Pool #974965 5.000% 4/01/38	227,039	245,858

	Principal Amount	Value
Pool #982832 5.000% 5/01/38	$248,000	$268,557
Pool #963258 5.000% 5/01/38	11,692	12,661
Pool #AA2023 5.000% 1/01/39	100,000	108,289
Pool #995245 5.000% 1/01/39	1,162,177	1,258,510
Pool #995862 5.000% 7/01/39	1,383,524	1,498,205
Pool #995882 5.000% 7/01/39	1,000,000	1,082,891
Pool #AD7136 5.000% 7/01/40	266,043	288,096
Pool #AD7595 5.000% 7/01/40	171,890	186,138
Pool #AB2350 5.000% 2/01/41	245,636	267,225
Pool #AH8146 5.000% 4/01/41	209,759	232,062
Pool #AH8434 5.000% 4/01/41	472,831	514,979
Pool #AL0933 5.000% 10/01/41	344,709	380,715
Pool #AJ6307 5.000% 12/01/41	176,779	192,758
Pool #AQ1351 5.000% 11/01/42	469,327	524,509
Pool #256714 5.500% 5/01/27	138,064	150,393
Pool #257325 5.500% 8/01/28	364,550	397,558
Pool #AD0836 5.500% 11/01/28	426,773	464,882
Pool #257537 5.500% 1/01/29	108,585	118,417
Pool #730155 5.500% 8/01/33	229,928	253,622
Pool #735358 5.500% 2/01/35	154,873	170,445
Pool #850314 5.500% 1/01/36	33,858	37,135
Pool #745418 5.500% 4/01/36	77,615	85,128
Pool #745574 5.500% 6/01/36	13,535	14,743
Pool #831922 5.500% 11/01/36	16,542	18,019
Pool #AD2612 5.500% 11/01/36	82,428	90,561
Pool #889584 5.500% 1/01/37	73,019	80,224

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Select PIMCO Total Return Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #906094 5.500% 1/01/37	$145,047	$157,999
Pool #256597 5.500% 2/01/37	35,196	38,339
Pool #888129 5.500% 2/01/37	212,535	231,513
Pool #912872 5.500% 2/01/37	13,941	15,186
Pool #905142 5.500% 2/01/37	225,868	246,037
Pool #888286 5.500% 4/01/37	226,250	246,454
Pool #918069 5.500% 5/01/37	41,517	45,224
Pool #190379 5.500% 5/01/37	399,560	435,239
Pool #937466 5.500% 6/01/37	66,220	72,134
Pool #AE0188 5.500% 8/01/37	288,783	317,277
Pool #984277 5.500% 6/01/38	490,625	534,436
Pool #889996 5.500% 6/01/38	15,113,147	16,462,704
Pool #995018 5.500% 6/01/38	1,204,958	1,312,557
Pool #929628 5.500% 6/01/38	1,973,144	2,149,340
Pool #995502 5.500% 2/01/39	5,215	5,681
Pool #AA3642 5.500% 4/01/39	39,330	43,444
Pool #AD4567 5.500% 4/01/40	35,809	39,006
Pool #AE0549 5.500% 5/01/40	489,878	533,622
Pool #890365 5.500% 7/01/41	6,311,478	6,875,074
Pool #AL0675 5.500% 9/01/41	3,990,104	4,346,407
Federal National Mortgage Association TBA
Pool #299 2.500% 8/01/27 (f)	25,000,000	25,935,547
Pool #5650 3.000% 11/01/26 (f)	136,000,000	143,044,378
Pool #6237 3.000% 9/01/42 (f)	23,000,000	23,716,954
Pool #4555 3.500% 11/01/25 (f)	91,000,000	96,474,214
Pool #8137 4.000% 4/01/24 (f)	10,000,000	10,700,000

	Principal Amount	Value
Pool #11192 4.000% 8/01/40 (f)	$11,000,000	$11,727,032
Pool #15846 4.000% 8/01/40 (f)	26,000,000	27,684,922
Pool #11748 4.500% 3/01/21 (f)	500,000	538,281
Pool #20567 4.500% 6/01/39 (f)	99,000,000	106,656,046
Pool #29647 5.000% 1/01/37 (f)	27,000,000	29,252,812
Pool #45577 5.500% 1/01/35 (f)	30,500,000	33,264,062

		734,929,563

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $732,203,166)		734,929,563

U.S. TREASURY OBLIGATIONS — 38.0%
U.S. Treasury Bonds & Notes — 38.0%
U.S. Treasury Inflation Index 0.125% 4/15/17	608,088	655,833
U.S. Treasury Inflation Index 0.125% 1/15/22	4,068,160	4,426,349
U.S. Treasury Inflation Index 0.125% 7/15/22	3,103,100	3,381,653
U.S. Treasury Inflation Index 0.625% 7/15/21	102,134	116,816
U.S. Treasury Inflation Index 0.625% 2/15/43	200,244	200,713
U.S. Treasury Inflation Index 0.750% 2/15/42	7,131,110	7,442,540
U.S. Treasury Inflation Index 1.125% 1/15/21	420,920	496,225
U.S. Treasury Inflation Index 1.250% 7/15/20	1,583,280	1,891,154
U.S. Treasury Inflation Index (g) 1.750% 1/15/28	10,438,505	13,268,321
U.S. Treasury Inflation Index 1.875% 7/15/19	431,236	527,894
U.S. Treasury Inflation Index 2.000% 1/15/26	7,306,677	9,508,953
U.S. Treasury Inflation Index 2.375% 1/15/25	2,930,880	3,933,332
U.S. Treasury Inflation Index (g) 2.375% 1/15/27	63,122,738	85,901,146
U.S. Treasury Inflation Index 2.500% 1/15/29	750,512	1,048,371
U.S. Treasury Note 0.250% 12/15/15	47,900,000	47,798,960
U.S. Treasury Note 0.375% 11/15/15	143,600,000	143,818,760

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Select PIMCO Total Return Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. Treasury Note 0.375% 1/15/16	$18,300,000	$18,319,658
U.S. Treasury Note 0.375% 2/15/16	13,700,000	13,708,830
U.S. Treasury Note 0.375% 3/15/16	100,000	100,062
U.S. Treasury Note (e) (g) 0.750% 10/31/17	29,700,000	29,786,142
U.S. Treasury Note (h) 0.750% 12/31/17	61,500,000	61,583,480
U.S. Treasury Note (h) 0.750% 2/28/18	88,900,000	88,881,767
U.S. Treasury Note 0.750% 3/31/18	9,900,000	9,888,012
U.S. Treasury Note 0.875% 1/31/18	9,800,000	9,863,355
U.S. Treasury Note (e) (g) 0.875% 7/31/19	116,800,000	115,288,666
U.S. Treasury Note 1.125% 3/31/20	9,000,000	8,921,857
U.S. Treasury Note 1.250% 10/31/19	9,100,000	9,166,739
U.S. Treasury Note 1.250% 2/29/20	10,200,000	10,215,837
U.S. Treasury Note 1.625% 8/15/22	19,700,000	19,445,669
U.S. Treasury Note (h) 1.625% 11/15/22	22,400,000	22,003,406
U.S. Treasury Note 1.750% 5/15/22	1,800,000	1,805,221
U.S. Treasury Note 2.000% 2/15/23	19,100,000	19,341,733

		762,737,454

TOTAL U.S. TREASURY OBLIGATIONS (Cost $756,563,825)		762,737,454

TOTAL BONDS & NOTES (Cost $2,536,719,253)		2,617,787,773

TOTAL LONG-TERM INVESTMENTS (Cost $2,536,719,253)		2,617,787,773

SHORT-TERM INVESTMENTS — 0.3%
Repurchase Agreements — 0.3%
Morgan Stanley & Co. Repurchase Agreement, dated 3/28/13, 0.230%, due 4/01/13 (i)	2,500,000	2,500,000

	Principal Amount	Value
State Street Bank & Trust Co. Repurchase Agreement, dated 3/28/13, 0.010%, due 4/01/13 (j)	$3,266,395	$3,266,395

		5,766,395

Time Deposits — 0.0%
Euro Time Deposit, 0.010% 4/01/13	124,522	124,522

TOTAL SHORT-TERM INVESTMENTS (Cost $5,890,917)		5,890,917

TOTAL INVESTMENTS — 130.6% (Cost $2,542,610,170) (k)		2,623,678,690

Other Assets/(Liabilities) —(30.6)%		(614,418,330)

NET ASSETS — 100.0%		$2,009,260,360

Notes to Portfolio of Investments

ABS	Asset-Backed Security
BAB	Build America Bonds
CAD	Canadian Dollar
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
EUR	Euro
FRN	Floating Rate Note
GBP	British Pound
MBS	Mortgage-Backed Security
MXN	Mexican Peso
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan
(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2013, these securities amounted to a value of $318,144,108 or 15.83% of net assets.
(b)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At March 31, 2013, these securities amounted to a value of $52,892,414 or 2.63% of net assets.
(c)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(d)	Restricted security. Certain securities are restricted as to resale. At March 31, 2013, these securities amounted to a value of $1,008,574 or 0.05% of net assets. The Funds generally bear the costs, if any, associated with the disposition of restricted securities.

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Select PIMCO Total Return Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investment (Continued)

(e)	All or a portion of this security is held as collateral for open swap agreements and written options outstanding. (Note 2).
(f)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(g)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(h)	All or portion of this security is held as collateral for open reverse repurchase agreements. (Note 2)
(i)	Maturity value of $2,500,064. Collateralized by U.S. Government Agency obligations with a rate of 0.250%, maturity date of 1/30/15, and an aggregate market value, including accrued interest, of $2,552,581.
(j)	Maturity value of $3,266,399. Collateralized by U.S. Government Agency obligations with a rate of 3.000%, maturity date of 12/01/26, and an aggregate market value, including accrued interest, of $3,333,891.
(k)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments

March 31, 2013 (Unaudited)

	Number of Shares	Value
EQUITIES — 0.1%

PREFERRED STOCK — 0.1%
Financial — 0.1%
Diversified Financial — 0.1%
Citigroup Capital XIII 7.875%	6,050	$172,970

TOTAL PREFERRED STOCK (Cost $162,660)		172,970

TOTAL EQUITIES (Cost $162,660)		172,970

	Principal Amount
BONDS & NOTES — 101.1%

CORPORATE DEBT — 36.2%
Aerospace & Defense — 0.4%
The Boeing Co. 4.875% 2/15/20	$100,000	118,647
The Boeing Co. 6.000% 3/15/19	130,000	160,553
The Goldman Sachs Group, Inc. 2.375% 1/22/18	100,000	101,363
Raytheon Co. 3.125% 10/15/20	120,000	126,735
United Technologies Corp. 3.100% 6/01/22	40,000	41,923
United Technologies Corp. 4.500% 6/01/42	100,000	106,587

		655,808

Agriculture — 1.1%
Altria Group, Inc. 2.850% 8/09/22	210,000	206,450
Altria Group, Inc. 4.750% 5/05/21	290,000	328,228
Altria Group, Inc. 9.250% 8/06/19	180,000	250,899
Imperial Tobacco Finance PLC (a) 2.050% 2/11/18	280,000	281,758
Lorillard Tobacco Co. 8.125% 6/23/19	10,000	12,722
Philip Morris International, Inc. 2.500% 8/22/22	110,000	108,554
Philip Morris International, Inc. 2.900% 11/15/21	280,000	288,871
Philip Morris International, Inc. 4.500% 3/20/42	120,000	123,347
Reynolds American, Inc. 3.250% 11/01/22	90,000	88,982

	Principal Amount	Value
Reynolds American, Inc. 6.750% 6/15/17	$175,000	$210,632

		1,900,443

Airlines — 0.3%
Continental Airlines, Inc. (a) 6.750% 9/15/15	20,000	20,950
Delta Air Lines, Inc. Series 2007-1 Class A 6.821% 2/10/24	240,825	272,734
United Air Lines, Inc. 9.750% 7/15/18	155,919	180,866

		474,550

Auto Manufacturers — 0.3%
Daimler Finance NA LLC (a) 2.625% 9/15/16	260,000	271,101
Ford Motor Co. 4.750% 1/15/43	260,000	241,983

		513,084

Banks — 4.7%
Bank of America Corp. 3.875% 3/22/17	70,000	75,303
Bank of America Corp. 4.500% 4/01/15	20,000	21,193
Bank of America Corp. 5.000% 5/13/21	220,000	246,600
Bank of America Corp. 5.625% 7/01/20	190,000	221,724
Bank of America Corp. 5.750% 12/01/17	30,000	34,700
Bank of America Corp. 7.625% 6/01/19	170,000	215,947
The Bank of Tokyo-Mitsubishi UFJ Ltd (a) 3.850% 1/22/15	110,000	115,920
Barclays Bank PLC (a) 6.050% 12/04/17	130,000	144,900
BBVA US Senior SAU 3.250% 5/16/14	400,000	402,420
BBVA US Senior SAU 4.664% 10/09/15	260,000	266,623
BNP Paribas SA 2.375% 9/14/17	180,000	182,665
Commonwealth Bank of Australia (a) 3.750% 10/15/14	200,000	209,669
Commonwealth Bank of Australia (a) 5.000% 10/15/19	70,000	81,843
Commonwealth Bank of Australia/New York 1.250% 9/18/15	300,000	302,973

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Credit Agricole SA VRN (a) 8.375% 12/31/49	$620,000	$678,125
Intesa Sanpaolo SPA (a) 3.625% 8/12/15	140,000	139,901
M&T Bank Corp. (a) 6.875% 12/31/49	440,000	470,475
Nordea Bank AB (a) 3.700% 11/13/14	140,000	146,610
Nordea Bank AB (a) 4.875% 5/13/21	390,000	422,156
Rabobank Nederland VRN (a) 11.000% 12/29/49	210,000	280,875
Royal Bank of Scotland Group PLC 2.550% 9/18/15	50,000	51,390
Royal Bank of Scotland Group PLC 5.000% 10/01/14	120,000	123,600
Royal Bank of Scotland Group PLC VRN 7.640% 12/31/49	200,000	178,000
Royal Bank of Scotland Group PLC VRN 7.648% 12/31/49	30,000	31,200
Santander US Debt SA Unipersonal (a) 3.724% 1/20/15	100,000	101,087
State Street Corp. 4.956% 3/15/18	310,000	352,167
Sumitomo Mitsui Banking Corp. (a) 3.100% 1/14/16	200,000	211,181
UBS AG 3.875% 1/15/15	310,000	327,263
Wachovia Capital Trust III VRN 5.570% 12/31/49	310,000	311,085
Wachovia Corp. 5.250% 8/01/14	790,000	835,831
Wachovia Corp. 5.625% 10/15/16	330,000	376,624
Wells Fargo & Co. 1.500% 1/16/18	110,000	109,771
Wells Fargo & Co. 2.100% 5/08/17	80,000	82,497
Wells Fargo & Co. 3.450% 2/13/23	170,000	171,142
Wells Fargo & Co. 3.676% 6/15/16	170,000	183,823
Wells Fargo & Co. 4.600% 4/01/21	40,000	45,682

		8,152,965

Beverages — 1.2%
Anheuser-Busch InBev Worldwide, Inc. 2.500% 7/15/22	240,000	235,902
Anheuser-Busch InBev Worldwide, Inc. 5.000% 4/15/20	100,000	118,589
Anheuser-Busch InBev Worldwide, Inc. 5.375% 1/15/20	260,000	313,583

	Principal Amount	Value
Diageo Capital PLC 4.828% 7/15/20	$300,000	$350,822
Diageo Investment Corp. 2.875% 5/11/22	150,000	151,632
Heineken NV (a) 1.400% 10/01/17	80,000	79,636
Molson Coors Brewing Co. 3.500% 5/01/22	30,000	31,210
PepsiCo, Inc. 0.700% 8/13/15	280,000	280,419
Pernod-Ricard SA (a) 2.950% 1/15/17	180,000	189,053
Pernod-Ricard SA (a) 4.450% 1/15/22	250,000	274,577

		2,025,423

Chemicals — 0.1%
Ecolab, Inc. 4.350% 12/08/21	70,000	77,234
Potash Corp. of Saskatchewan, Inc. 4.875% 3/30/20	50,000	57,371

		134,605

Coal — 0.3%
Arch Coal, Inc. 7.000% 6/15/19	250,000	225,625
CONSOL Energy, Inc. 6.375% 3/01/21	160,000	165,200
Peabody Energy Corp. 6.500% 9/15/20	170,000	181,050

		571,875

Commercial Services — 0.1%
Service Corp. International 7.500% 4/01/27	135,000	149,850
Service Corp. International 7.625% 10/01/18	10,000	11,737

		161,587

Diversified Financial — 8.4%
American Express Co. VRN 6.800% 9/01/66	180,000	193,950
American Honda Finance Corp. (a) 1.000% 8/11/15	260,000	260,931
Boeing Capital Corp. 4.700% 10/27/19	150,000	175,761
Citigroup, Inc. 3.953% 6/15/16	240,000	258,604
Citigroup, Inc. 5.375% 8/09/20	150,000	175,612
Citigroup, Inc. 5.500% 10/15/14	80,000	85,368
Citigroup, Inc. VRN 5.900% 12/31/49	80,000	83,026

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Citigroup, Inc. VRN 5.950% 12/31/49	$110,000	$114,125
Citigroup, Inc. 6.000% 8/15/17	30,000	35,027
Citigroup, Inc. 6.010% 1/15/15	290,000	314,020
Citigroup, Inc. 6.375% 8/12/14	20,000	21,433
Citigroup, Inc. 6.875% 3/05/38	660,000	865,917
Countrywide Financial Corp. 6.250% 5/15/16	360,000	400,980
Federal Home Loan Mortgage Corp. 0.875% 10/28/13	330,000	331,275
Federal National Mortgage Association 0.010% 10/09/19	2,500,000	2,215,535
Federal National Mortgage Association 4.625% 5/01/13	950,000	953,784
Financing Corp. Fico Strip 0.010% 6/06/13	240,000	239,758
Ford Motor Credit Co. LLC 8.125% 1/15/20	520,000	656,559
General Electric Capital Corp. 1.625% 7/02/15	100,000	101,708
General Electric Capital Corp. 5.875% 1/14/38	300,000	349,795
General Electric Capital Corp. VRN 6.375% 11/15/67	990,000	1,049,400
General Electric Capital Corp. 6.875% 1/10/39	300,000	393,069
The Goldman Sachs Group, Inc. 4.750% 7/15/13	10,000	10,120
The Goldman Sachs Group, Inc. 5.250% 10/15/13	80,000	81,961
The Goldman Sachs Group, Inc. 5.250% 7/27/21	70,000	79,315
The Goldman Sachs Group, Inc. 5.375% 3/15/20	90,000	102,537
The Goldman Sachs Group, Inc. 6.000% 5/01/14	50,000	52,703
The Goldman Sachs Group, Inc. 6.000% 6/15/20	240,000	283,252
The Goldman Sachs Group, Inc. 6.250% 2/01/41	470,000	558,527
HSBC Finance Corp. 6.676% 1/15/21	260,000	307,667
Hyundai Capital America (a) 2.125% 10/02/17	70,000	70,570
International Lease Finance Corp. (a) 6.750% 9/01/16	680,000	768,400
John Deere Capital Corp. 2.250% 4/17/19	140,000	144,768

	Principal Amount	Value
JP Morgan Chase & Co. 4.350% 8/15/21	$40,000	$44,127
JP Morgan Chase & Co. 5.150% 10/01/15	600,000	656,889
JPMorgan Chase & Co. 1.100% 10/15/15	430,000	430,611
JPMorgan Chase & Co. 5.125% 9/15/14	820,000	869,843
Lehman Brothers Holdings Capital Trust VII VRN (b) 5.857% 12/31/49	310,000	31
Lehman Brothers Holdings, Inc. (b) 6.500% 7/19/17	440,000	44
Lehman Brothers Holdings, Inc. Series I (b) 6.750% 12/28/17	1,320,000	132
Merrill Lynch & Co., Inc. 6.875% 4/25/18	110,000	132,772
Morgan Stanley 4.750% 3/22/17	40,000	44,121
SLM Corp. 3.875% 9/10/15	260,000	270,735
SLM Corp. 5.000% 4/15/15	20,000	21,100
Toyota Motor Credit Corp. 1.250% 10/05/17	290,000	289,684

		14,495,546

Electric — 1.3%
Calpine Corp. (a) 7.500% 2/15/21	207,000	227,182
The Cleveland Electric Illuminating Co. 5.650% 12/15/13	190,000	196,417
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc. 10.000% 12/01/20	495,000	561,206
Exelon Corp. 5.625% 6/15/35	290,000	321,164
FirstEnergy Corp. 2.750% 3/15/18	70,000	70,793
FirstEnergy Corp. 4.250% 3/15/23	250,000	252,845
FirstEnergy Corp. Series C 7.375% 11/15/31	270,000	316,300
Midamerican Energy Holdings Co, Series A 6.500% 9/15/37	40,000	51,930
Pacific Gas & Electric Co. 5.800% 3/01/37	130,000	158,503
Pacific Gas & Electric Co. 6.050% 3/01/34	50,000	62,545

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pacific Gas & Electric Co. 8.250% 10/15/18	$50,000	$67,053

		2,285,938

Electronics — 0.1%
Thermo Fisher Scientific, Inc. 3.600% 8/15/21	90,000	93,097

Environmental Controls — 0.1%
Waste Management, Inc. 4.600% 3/01/21	30,000	33,901
Waste Management, Inc. 7.375% 5/15/29	50,000	64,794

		98,695

Foods — 0.6%
Kraft Foods Group, Inc. 3.500% 6/06/22	210,000	219,581
Kraft Foods Group, Inc. 5.375% 2/10/20	256,000	305,476
Kraft Foods, Inc. 5.375% 2/10/20	234,000	278,408
The Kroger Co. 6.400% 8/15/17	30,000	35,832
Safeway, Inc. 3.950% 8/15/20	30,000	30,656
Safeway, Inc. 4.750% 12/01/21	140,000	150,705

		1,020,658

Forest Products & Paper — 0.1%
Celulosa Arauco y Constitucion SA 4.750% 1/11/22	130,000	135,203

Health Care – Products — 0.1%
Medtronic, Inc. 3.125% 3/15/22	180,000	188,333

Health Care – Services — 0.9%
Humana, Inc. 3.150% 12/01/22	70,000	69,141
Roche Holdings, Inc. (a) 6.000% 3/01/19	180,000	223,866
Tenet Healthcare Corp. (a) 4.500% 4/01/21	230,000	225,400
Tenet Healthcare Corp. 8.875% 7/01/19	240,000	270,000
UnitedHealth Group, Inc. 5.700% 10/15/40	120,000	141,962
UnitedHealth Group, Inc. 5.800% 3/15/36	70,000	83,162
UnitedHealth Group, Inc. 6.000% 2/15/18	110,000	133,002
WellPoint, Inc. 1.250% 9/10/15	60,000	60,496
WellPoint, Inc. 3.125% 5/15/22	50,000	50,339

	Principal Amount	Value
WellPoint, Inc. 3.700% 8/15/21	$170,000	$179,534
WellPoint, Inc. 5.875% 6/15/17	20,000	23,544
WellPoint, Inc. 7.000% 2/15/19	150,000	187,590

		1,648,036

Home Builders — 0.1%
NVR, Inc. 3.950% 9/15/22	100,000	102,651

Household Products — 0.2%
Reynolds Group Issuer, Inc./ Reynolds Group Issuer LLC /Reynolds Group Issuer LLC 6.875% 2/15/21	150,000	159,750
Reynolds Group Issuer, Inc./ Reynolds Group Issuer LLC/ Reynolds Group Issuer LLC 7.125% 4/15/19	200,000	214,750

		374,500

Insurance — 0.8%
American International Group, Inc. (a) 3.750% 11/30/13	100,000	102,040
American International Group, Inc. 6.250% 3/15/37	320,000	354,432
ING US, Inc. (a) 2.900% 2/15/18	40,000	40,572
MetLife Capital Trust IV (a) 7.875% 12/15/37	200,000	250,500
MetLife, Inc. 6.400% 12/15/36	200,000	218,750
Teachers Insurance & Annuity Association of America (a) 6.850% 12/16/39	260,000	346,940

		1,313,234

Investment Companies — 0.3%
Temasek Financial I Ltd. (a) 2.375% 1/23/23	250,000	240,752
Xstrata Finance Canada (a) 5.800% 11/15/16	60,000	68,312
Xstrata Finance Canada Ltd. (a) 1.800% 10/23/15	240,000	242,727

		551,791

Iron & Steel — 0.3%
ArcelorMittal 5.000% 2/25/17	70,000	73,255
Cliffs Natural Resources, Inc. 3.950% 1/15/18	230,000	230,927
Cliffs Natural Resources, Inc. 4.800% 10/01/20	100,000	99,633

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Cliffs Natural Resources, Inc. 4.875% 4/01/21	$30,000	$29,563
Steel Dynamics, Inc. 7.625% 3/15/20	40,000	44,400

		477,778

Lodging — 0.0%
CityCenter Holdings LLC/CityCenter Finance Corp. 7.625% 1/15/16	70,000	75,162

Manufacturing — 0.4%
Eaton Corp. (a) 1.500% 11/02/17	110,000	110,316
Eaton Corp. (a) 2.750% 11/02/22	420,000	417,577
General Electric Co. 0.850% 10/09/15	120,000	120,400

		648,293

Media — 1.9%
CCO Holdings LLC/CCO Holdings Capital Corp. 6.500% 4/30/21	270,000	285,525
CCO Holdings LLC/CCO Holdings Capital Corp. 7.000% 1/15/19	220,000	237,050
Comcast Corp. 6.500% 1/15/15	735,000	810,743
DISH DBS Corp. 6.750% 6/01/21	110,000	122,100
DISH DBS Corp. 7.875% 9/01/19	170,000	201,450
News America, Inc. 4.500% 2/15/21	10,000	11,276
News America, Inc. 6.200% 12/15/34	20,000	23,657
News America, Inc. 6.650% 11/15/37	30,000	37,061
Time Warner Cable, Inc. 4.125% 2/15/21	50,000	53,664
Time Warner Cable, Inc. 5.500% 9/01/41	20,000	20,553
Time Warner Cable, Inc. 5.875% 11/15/40	90,000	95,958
Time Warner Cable, Inc. 6.200% 7/01/13	250,000	253,332
Time Warner Cable, Inc. 6.750% 6/15/39	180,000	212,421
Time Warner Cable, Inc. 8.250% 4/01/19	240,000	312,414
Time Warner Entertainment Co. LP 8.375% 7/15/33	20,000	27,647
Time Warner, Inc. 4.750% 3/29/21	200,000	226,383

	Principal Amount	Value
Time Warner, Inc. 6.250% 3/29/41	$20,000	$23,643
United Business Media Ltd. (a) 5.750% 11/03/20	130,000	137,691
Univision Communications, Inc. (a) 6.750% 9/15/22	200,000	216,000

		3,308,568

Mining — 2.3%
Barrick Gold Corp. 3.850% 4/01/22	50,000	51,111
Barrick Gold Corp. 6.950% 4/01/19	140,000	172,858
Barrick NA Finance LLC 4.400% 5/30/21	210,000	224,242
BHP Billiton Finance USA Ltd. 3.250% 11/21/21	40,000	42,255
BHP Billiton Finance USA Ltd. 6.500% 4/01/19	410,000	518,635
FMG Resources August 2006 Pty Ltd. (a) 6.375% 2/01/16	30,000	30,938
Freeport-McMoRan Copper & Gold, Inc. (a) 2.375% 3/15/18	90,000	90,376
Freeport-McMoRan Copper & Gold, Inc. (a) 3.100% 3/15/20	110,000	110,367
Freeport-McMoRan Copper & Gold, Inc. 3.550% 3/01/22	270,000	268,382
Rio Tinto Finance USA Ltd. 1.875% 11/02/15	20,000	20,509
Rio Tinto Finance USA Ltd. 2.500% 5/20/16	100,000	104,400
Rio Tinto Finance USA Ltd. 3.500% 11/02/20	260,000	274,004
Rio Tinto Finance USA Ltd. 3.750% 9/20/21	80,000	84,277
Rio Tinto Finance USA Ltd. 4.125% 5/20/21	60,000	64,796
Rio Tinto Finance USA Ltd. 6.500% 7/15/18	130,000	159,575
Southern Copper Corp. 5.250% 11/08/42	400,000	378,749
Vale Overseas Ltd. 4.375% 1/11/22	502,000	515,075
Vale Overseas Ltd. 6.875% 11/21/36	361,000	410,044
Vedanta Resources PLC (a) 8.750% 1/15/14	190,000	197,600
Xstrata Finance Canada Ltd. (a) 2.450% 10/25/17	180,000	182,451

		3,900,644

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Oil & Gas — 3.9%
Anadarko Petroleum Corp. 6.375% 9/15/17	$30,000	$35,808
Apache Corp. 4.750% 4/15/43	40,000	40,898
Apache Corp. 5.100% 9/01/40	330,000	355,006
BP Capital Markets PLC 3.125% 10/01/15	480,000	506,822
BP Capital Markets PLC 3.245% 5/06/22	80,000	82,650
BP Capital Markets PLC 3.561% 11/01/21	30,000	31,850
Chesapeake Energy Corp. 6.875% 11/15/20	210,000	228,900
Concho Resources, Inc. 5.500% 10/01/22	40,000	41,600
Concho Resources, Inc. 6.500% 1/15/22	98,000	106,820
Conoco, Inc. 6.950% 4/15/29	155,000	209,396
Devon Energy Corp. 5.600% 7/15/41	280,000	305,948
Devon Financing Corp. LLC 7.875% 9/30/31	60,000	81,367
Hess Corp. 7.300% 8/15/31	115,000	142,872
Hess Corp. 7.875% 10/01/29	90,000	116,092
Hess Corp. 8.125% 2/15/19	180,000	232,475
Kerr-McGee Corp. 6.950% 7/01/24	300,000	375,798
Kerr-McGee Corp. 7.875% 9/15/31	260,000	340,755
Noble Energy, Inc. 8.250% 3/01/19	300,000	391,254
Occidental Petroleum Corp. 2.700% 2/15/23	130,000	130,120
Occidental Petroleum Corp. 3.125% 2/15/22	200,000	210,286
Pemex Project Funding Master Trust 6.625% 6/15/35	623,000	746,043
Petrobras International Finance Co. 3.875% 1/27/16	150,000	156,973
Petrobras International Finance Co. 5.375% 1/27/21	540,000	582,656
Petrobras International Finance Co. 5.750% 1/20/20	142,000	156,395
Petrobras International Finance Co. 6.125% 10/06/16	166,000	185,588
QEP Resources, Inc. 6.875% 3/01/21	190,000	216,125

	Principal Amount	Value
Range Resources Corp. (a) 5.000% 3/15/23	$80,000	$81,800
Shell International Finance BV 4.375% 3/25/20	230,000	266,563
Sinopec Group Overseas Development 2012 Ltd. (a) 2.750% 5/17/17	200,000	208,527
Transocean, Inc. 5.050% 12/15/16	70,000	77,777
Transocean, Inc. 6.375% 12/15/21	70,000	81,499
WPX Energy, Inc. 6.000% 1/15/22	70,000	73,325

		6,799,988

Oil & Gas Services — 0.4%
Baker Hughes, Inc. 3.200% 8/15/21	190,000	201,020
Cie Generale de Geophysique – Veritas 6.500% 6/01/21	230,000	241,500
Key Energy Services, Inc. 6.750% 3/01/21	140,000	145,950
Schlumberger Norge AS (a) 4.200% 1/15/21	50,000	56,433
Superior Energy Services, Inc. 7.125% 12/15/21	50,000	55,938

		700,841

Packaging & Containers — 0.1%
Rock Tenn Co. 3.500% 3/01/20	80,000	81,780
Rock Tenn Co. 4.000% 3/01/23	50,000	50,564

		132,344

Pharmaceuticals — 1.2%
AbbVie, Inc. (a) 1.750% 11/06/17	310,000	313,770
AbbVie, Inc. (a) 2.900% 11/06/22	190,000	190,171
Express Scripts Holding Co. 3.500% 11/15/16	620,000	667,940
GlaxoSmithKline Capital PLC 2.850% 5/08/22	180,000	183,637
Pfizer, Inc. 6.200% 3/15/19	310,000	389,121
Teva Pharmaceutical Finance Co. BV 3.650% 11/10/21	50,000	53,210
Teva Pharmaceutical Finance IV BV 3.650% 11/10/21	190,000	202,198
Watson Pharmaceuticals, Inc. 1.875% 10/01/17	80,000	80,933
Wyeth 5.950% 4/01/37	20,000	25,544

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Zoetis, Inc. (a) 3.250% 2/01/23	$40,000	$40,563

		2,147,087

Pipelines — 1.4%
Access Midstream Partners LP/ACMP Finance Corp. 4.875% 5/15/23	140,000	138,250
El Paso Natural Gas Co. 8.375% 6/15/32	289,000	411,637
Enterprise Products Operating LLC 3.350% 3/15/23	410,000	417,537
Enterprise Products Operating LLC 4.850% 3/15/44	40,000	40,835
Enterprise Products Operating LLC 5.700% 2/15/42	250,000	283,659
Enterprise Products Operating LLC 6.125% 10/15/39	20,000	23,516
Enterprise Products Operating LP 5.950% 2/01/41	40,000	46,339
Kinder Morgan Energy Partners LP 5.000% 12/15/13	100,000	103,107
Kinder Morgan Energy Partners LP 6.000% 2/01/17	200,000	232,502
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. 5.500% 2/15/23	80,000	83,800
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. 6.250% 6/15/22	32,000	34,480
Regency Energy Partners LP/Regency Energy Finance Corp. 6.500% 7/15/21	128,000	140,800
Southern Natural Gas Co. LLC 8.000% 3/01/32	5,000	7,068
Williams Cos., Inc. 7.750% 6/15/31	78,000	97,183
Williams Cos., Inc. Series A 7.500% 1/15/31	240,000	294,612

		2,355,325

Retail — 0.3%
CVS Caremark Corp. 2.750% 12/01/22	120,000	118,301
CVS Pass-Through Trust (a) 5.298% 1/11/27	12,284	13,728
CVS Pass-Through Trust 5.880% 1/10/28	128,380	148,916
CVS Pass-Through Trust 6.036% 12/10/28	108,325	127,083
CVS Pass-Through Trust 6.943% 1/10/30	88,033	109,548

	Principal Amount	Value
Wal-Mart Stores, Inc. 6.200% 4/15/38	$50,000	$65,959

		583,535

Savings & Loans — 0.2%
The Goldman Sachs Capital II FRN 4.000% 6/01/43	390,000	328,088
ILFC E-Capital Trust II VRN (a) 6.250% 12/21/65	10,000	9,425
Vesey Street Investment Trust I STEP 4.404% 9/01/16	90,000	97,831

		435,344

Semiconductors — 0.0%
National Semiconductor Corp. 6.600% 6/15/17	30,000	36,402

Software — 0.1%
Oracle Corp. 1.200% 10/15/17	260,000	260,286

Telecommunications — 2.1%
America Movil SAB de CV 5.000% 3/30/20	100,000	112,469
America Movil SAB de CV 5.625% 11/15/17	160,000	185,951
AT&T Inc 2.500% 8/15/15	180,000	186,961
AT&T, Inc. 2.625% 12/01/22	140,000	135,177
AT&T, Inc. 4.450% 5/15/21	50,000	56,265
AT&T, Inc. 5.500% 2/01/18	670,000	787,680
AT&T, Inc. 6.550% 2/15/39	90,000	111,176
Cellco Partnership/Verizon Wireless Capital LLC 8.500% 11/15/18	50,000	66,540
Deutsche Telekom International Finance BV 5.750% 3/23/16	315,000	355,698
Intelsat Jackson Holdings SA 7.250% 10/15/20	180,000	197,775
Intelsat Jackson Holdings SA 7.500% 4/01/21	65,000	72,313
Qwest Corp. 6.875% 9/15/33	100,000	99,398
Qwest Corp. 7.500% 10/01/14	55,000	59,948
Rogers Communications, Inc. 6.800% 8/15/18	120,000	150,944
Sprint Capital Corp. 8.750% 3/15/32	240,000	286,200
Telefonica Emisiones SAU 5.462% 2/16/21	10,000	10,762

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Telefonica Emisiones SAU 5.877% 7/15/19	$100,000	$110,010
Telefonica Emisiones SAU 6.221% 7/03/17	60,000	67,133
Verizon Communications, Inc. 3.500% 11/01/21	60,000	62,350
Verizon Communications, Inc. 6.000% 4/01/41	80,000	93,056
Verizon Communications, Inc. 6.100% 4/15/18	300,000	362,048
Verizon Communications, Inc. 8.750% 11/01/18	45,000	60,517

		3,630,371

Transportation — 0.1%
Kansas City Southern de Mexico SA de CV 12.500% 4/01/16	98,000	104,125

TOTAL CORPORATE DEBT (Cost $59,491,472)		62,494,115

MUNICIPAL OBLIGATIONS — 0.2%
Tennessee Valley Authority 5.250% 9/15/39	210,000	268,978

TOTAL MUNICIPAL OBLIGATIONS (Cost $207,652)		268,978

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 15.4%
Agency Collateral CMO — 5.6%
Federal Home Loan Mortgage Corp., Series 4092, Class AI 3.000% 9/15/31	1,858,118	198,836
Federal Home Loan Mortgage Corp., Series 4063, Class S FRN 5.747% 6/15/42	95,214	24,188
Federal Home Loan Mortgage Corp., Series 4057, Class SA FRN 5.847% 4/15/39	385,157	85,639
Federal Home Loan Mortgage Corp., Series 4120, Class SV FRN 5.947% 10/15/42	197,227	52,739
Federal Home Loan Mortgage Corp., Series 4116, Class AS FRN 5.947% 10/15/42	293,079	74,805
Federal Home Loan Mortgage Corp., Series R007, Class ZA 6.000% 5/15/36	602,112	670,087
Federal Home Loan Mortgage Corp., Series 3621, Class SB FRN 6.027% 1/15/40	208,937	30,191

	Principal Amount	Value
Federal Home Loan Mortgage Corp., Series 3349, Class AS FRN 6.297% 7/15/37	$1,955,940	$321,546
Federal Home Loan Mortgage Corp., Series 4102, Class MS FRN 6.397% 9/15/42	680,810	200,451
Federal Home Loan Mortgage Corp. (c) 7.000% 4/01/43	300,000	354,188
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Series K024, Class X1 VRN 0.785% 9/25/22	339,680	22,750
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Series K006, Class AX1 VRN 1.055% 1/25/20	619,399	35,757
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Series K007, Class X1 VRN 1.226% 4/25/20	1,344,485	87,706
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Series K009, Class X1 VRN 1.504% 8/25/20	768,177	61,764
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Series K702, Class X1 VRN 1.555% 2/25/18	3,216,414	209,500
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Series K008, Class X1 VRN 1.673% 6/25/20	1,644,813	150,746
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Series K015, Class X1 VRN 1.674% 7/25/21	881,163	97,365
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Series K703, Class X1 VRN 2.089% 5/25/18	1,457,396	134,462
Federal National Mortgage Association, Series 409, Class C2 3.000% 4/25/27	501,486	49,291
Federal National Mortgage Association, Series 409, Class C13 3.500% 11/25/41	300,180	29,844
Federal National Mortgage Association, Series 409, Class C18 4.000% 4/25/42	541,326	82,256
Federal National Mortgage Association, Series 409, Class C22 4.500% 11/25/39	492,299	55,528

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Federal National Mortgage Association, Series 2013-9, Class CB 5.500% 4/25/42	$1,700,000	$1,924,859
Federal National Mortgage Association, Series 2011-87, Class SJ FRN 5.746% 9/25/41	612,844	98,637
Federal National Mortgage Association, Series 2012-84, Class KS FRN 5.796% 8/25/42	2,777,189	347,369
Federal National Mortgage Association, Series 2012-111, Class JS FRN 5.896% 7/25/40	393,219	97,203
Federal National Mortgage Association, Series 2012-93, Class SG FRN 5.896% 9/25/42	195,283	47,808
Federal National Mortgage Association, Series 2012-124, Class SE FRN 5.946% 11/25/42	783,443	209,080
Federal National Mortgage Association, Series 2012-133, Class CS FRN 5.946% 12/25/42	197,060	53,302
Federal National Mortgage Association, Series 2012-133, Class GS FRN 5.946% 12/25/42	296,542	75,916
Federal National Mortgage Association, Series 2012-46, Class BA 6.000% 5/25/42	893,764	993,425
Federal National Mortgage Association, Series 2010-142, Class SM FRN 6.326% 12/25/40	405,903	53,640
Federal National Mortgage Association, Series 2010-150, Class SN FRN 6.326% 1/25/41	345,623	58,309
Federal National Mortgage Association, Series 2012-63, Class DS FRN 6.346% 3/25/39	288,235	70,185
Federal National Mortgage Association, Series 2011-96, Class SA FRN 6.346% 10/25/41	1,074,516	199,169
Federal National Mortgage Association, Series 2012-74, Class SA FRN 6.446% 3/25/42	300,000	56,174
Federal National Mortgage Association, Series 2012-28, Class B 6.500% 6/25/39	292,490	325,436
Federal National Mortgage Association, Series 2013-9, Class BC 6.500% 7/25/42	700,000	805,384
Federal National Mortgage Association, Series 2012-51, Class B 7.000% 5/25/42	705,629	795,298

	Principal Amount	Value
Government National Mortgage Association, Series 2012-66, Class CI 3.500% 2/20/38	$285,875	$43,607
Government National Mortgage Association, Series 2010-113, Class BS FRN 5.797% 9/20/40	233,487	38,570
Government National Mortgage Association, Series 2010-121, Class SE FRN 5.797% 9/20/40	176,006	30,778
Government National Mortgage Association, Series 2011-11, Class SA FRN 5.797% 1/20/41	122,534	18,635
Government National Mortgage Association, Series 2011-32, Class SD FRN 5.797% 3/20/41	62,842	9,642
Government National Mortgage Association, Series 2011-141, Class HS FRN 5.897% 10/20/41	753,412	159,917
Government National Mortgage Association, Series 2011-146 FRN 6.497% 4/16/40	680,851	143,010

		9,684,992

Automobile ABS — 0.4%
Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class A (a) 1.920% 9/20/19	100,000	100,267
Avis Budget Rental Car Funding AESOP LLC, Series 2012-3A, Class A (a) 2.100% 3/20/19	100,000	101,839
Avis Budget Rental Car Funding AESOP LLC, Series 2012-2A, Class A (a) 2.802% 5/20/18	125,000	131,429
Avis Budget Rental Car Funding AESOP LLC, Series 2010-5A, Class A (a) 3.150% 3/20/17	60,000	63,445
Hertz Vehicle Financing LLC, Series 2013-1A, Class A2 (a) 1.830% 8/25/19	120,000	119,986
Hertz Vehicle Financing LLC, Series 2009-2A, Class A2 (a) 5.290% 3/25/16	150,000	162,042

		679,008

Commercial MBS — 1.3%
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2006-1, Class AM VRN 5.421% 9/10/45	66,000	71,840

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
CD 2006-CD2 Mortgage Trust, Series 2006-CD2, Class AM VRN 5.352% 1/15/46	$60,000	$64,685
DBUBS Mortgage Trust, Series 2011-LC3A, Class XA VRN (a) 1.455% 8/10/44	770,960	33,814
GS Mortgage Securities Corp II, Series 2011-GC5, Class XA VRN (a) 1.749% 8/10/44	824,057	69,802
GS Mortgage Securities Corp. II, Series 2012-ALOH, Class A (a) 3.551% 4/10/34	74,000	77,714
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP8, Class AM 5.440% 5/15/45	90,000	101,440
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB16, Class AM 5.593% 5/12/45	130,000	144,375
JP Morgan Chase Commercial Mortgage Securities Trust 2007-CIBC20, Series 2007-CB20, Class AM VRN 5.882% 2/12/51	10,000	11,813
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class AM VRN 5.204% 12/12/49	40,000	44,501
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-8, Class A3 VRN 5.936% 8/12/49	10,000	11,592
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C5, Class XA VRN (a) 1.931% 8/15/45	545,564	60,692
Morgan Stanley Capital I, Series 2007-IQ14, Class A4 VRN 5.692% 4/15/49	650,000	740,740
Wachovia Bank Commercial Mortgage Trust, Series 2007-C34, Class A3 5.678% 5/15/46	650,000	752,214
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class XA VRN (a) 1.145% 2/15/44	952,312	44,955

		2,230,177

Home Equity ABS — 1.5%
ACE Securities Corp., Series 2006-SD2, Class A FRN 0.504% 12/25/45	273,442	269,944

	Principal Amount	Value
Bear Stearns Asset Back Securities Trust, Series 2005-SD4, Class 2A1 FRN 0.604% 12/25/42	$90,515	$88,919
Countrywide Home Equity Loan Trust, Series 2005-G, Class 2A FRN 0.433% 12/15/35	111,101	74,472
Delta Funding Home Equity Loan Trust, Series 1999-1, Class A6F VRN 6.340% 12/15/28	133	135
Greenpoint Mortgage Funding Trust, Series 2005-HE4, Class 2A1A FRN 0.644% 7/25/30	145,940	142,876
GSAA Home Equity Trust, Series 2006-19, Class A3A FRN 0.444% 12/25/36	1,237,084	713,468
HSI Asset Securitization Corp. Series 2005-II, Class 2A4 VRN STEP 0.594% 11/25/35	2,400,000	1,166,371
Structured Asset Securities Corp., Series 2002-AL1, Class A3 3.450% 2/25/32	87,197	83,873

		2,540,058

Manufactured Housing ABS — 0.6%
Greenpoint Manufactured Housing, Series 1999-2, Class A2 FRN 2.963% 3/18/29	200,000	178,204
Greenpoint Manufactured Housing, Series 1999-3, Class 2A2 FRN 3.601% 6/19/29	75,000	66,905
Greenpoint Manufactured Housing, Series 2001-2, Class IIA2 FRN 3.701% 3/13/32	200,000	163,508
Greenpoint Manufactured Housing, Series 1999-4, Class A2 FRN 3.702% 2/20/30	75,000	66,339
Greenpoint Manufactured Housing, Series 2001-2, Class IA2 FRN 3.702% 2/20/32	150,000	128,606
Origen Manufactured Housing, Series 2005-B, Class A3 5.605% 5/15/22	427,094	439,532

		1,043,094

Other ABS — 0.1%
Amortizing Residential Collateral Trust, Series 2004-1, Class A5 FRN 1.204% 10/25/34	246,218	236,488

Student Loans ABS — 1.5%
Education Funding Capital Trust I, Series 2004-1, Class B1 FRN 1.950% 6/15/43	400,000	310,233

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Keycorp Student Loan Trust, Series 2003-A, Class 1A2 FRN 0.561% 10/25/32	$158,286	$157,104
Pennsylvania Higher Education Assistance Agency, Series 2003-1, Class A3 FRN 1.704% 7/25/42	500,000	490,152
SLM Student Loan Trust, Series 2004-3, Class A5 FRN 0.471% 7/25/23	500,000	494,901
SLM Student Loan Trust, Series 2003-11, Class A6 FRN (a) 0.570% 12/15/25	300,000	296,477
SLM Student Loan Trust, Series 2001-4, Class B FRN 0.801% 1/25/21	600,000	597,084
SunTrust Student Loan Trust, Series 2006-1A, Class A3 FRN (a) 0.421% 1/30/23	300,000	298,122

		2,644,073

WL Collateral CMO — 4.4%
Countrywide Alternative Loan Trust, Series 2005-44, Class 1A1 FRN 0.534% 10/25/35	188,373	126,490
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-R3, Class AF FRN (a) 0.604% 9/25/35	278,595	239,007
GSMPS Mortgage Loan Trust, Series 2005-RP3, Class 1AF FRN (a) 0.554% 9/25/35	290,548	251,501
GSR Mortgage Loan Trust, Series 2005-AR5, Class 2A3 FRN 2.936% 10/25/35	322,994	280,003
Harborview Mortgage Loan Trust, Series 2006-2, Class 1A FRN 2.908% 2/25/36	154,540	121,600
Indymac Index Mortgage Loan Trust, Series 2004-AR12, Class A1 FRN 0.984% 12/25/34	30,718	23,607
MASTR Adjustable Rate Mortgages Trust, Series 2003-3, Class 3A4 FRN 2.289% 9/25/33	936,843	935,769
MASTR Adjustable Rate Mortgages Trust, Series 2006-2, Class 3A1 FRN 2.995% 1/25/36	269,348	251,525
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 2A3 FRN 2.812% 3/25/36	229,364	168,961
Prime Mortgage Trust, Series 2006-DR1, Class 1A1 (a) 5.500% 5/25/35	305,628	308,642

	Principal Amount	Value
Prime Mortgage Trust, Series 2006-DR1, Class 1A2 (a) 6.000% 5/25/35	$117,761	$120,163
Prime Mortgage Trust, Series 2006-DR1, Class 2A2 (a) 6.000% 5/25/35	1,296,971	1,299,663
Structured Asset Mortgage Investments, Inc., Series 2005-AR7, Class 4A1 FRN 2.328% 3/25/46	969,285	700,121
WaMu Mortgage Pass Through Certificates, Series 2005-AR15, Class A1A1 FRN 0.464% 11/25/45	251,638	231,880
WaMu Mortgage Pass Through Certificates, Series 2005-AR13, Class A1A1 FRN 0.494% 10/25/45	193,583	176,219
WaMu Mortgage Pass Through Certificates, Series 2006-AR13, Class 1A FRN 1.057% 10/25/46	1,283,497	994,503
WaMu Mortgage Pass Through Certificates, Series 2006-AR14, Class 2A3 FRN 4.809% 11/25/36	1,546,052	1,347,246

		7,576,900

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $26,950,548)		26,634,790

SOVEREIGN DEBT OBLIGATIONS — 3.6%
Malaysia Government Bond MYR (d) 3.835% 8/12/15	1,060,000	348,504
Malaysia Government Bond MYR (d) 4.262% 9/15/16	395,000	132,505
Mexican Bonos MXN (d) 6.500% 6/09/22	20,267,000	1,826,583
Mexican Bonos MXN (d) 8.000% 6/11/20	19,618,000	1,894,085
Mexico Government International Bond 4.750% 3/08/44	194,000	201,275
Province of Ontario Canada 2.700% 6/16/15	660,000	691,534
Residual Funding Corp. Principal Strip 0.010% 10/15/19	1,280,000	1,180,265

		6,274,751

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $5,818,354)		6,274,751

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 23.3%
Collateralized Mortgage Obligations — 1.0%
Federal National Mortgage Association
Series 2011-59, Class NZ 5.500% 7/25/41	$550,396	$649,763
Series 2011-63, Class SW 6.476% 7/25/41	382,322	52,538
Government National Mortgage Association
Series 2010-H28, Class FE 0.602% 12/20/60	337,836	337,382
Series 2011-H08, Class FG 0.682% 3/20/61	274,844	275,917
Series 2011-H09, Class AF 0.702% 3/20/61	184,351	185,256
Series 2011-32, Class S 5.797% 3/16/41	46,084	5,298
Series 2011-40, Class SA 5.927% 2/16/36	636,729	63,622
Series 2010-31, Class GS 6.297% 3/20/39	128,309	17,440
Series 2010-3, Class MS 6.347% 11/20/38	447,440	62,360
Series 2010-85, Class HS 6.447% 1/20/40	301,384	49,936
Series 2011-70, Class BS 6.497% 12/16/36	182,602	24,831

		1,724,343

Pass-Through Securities — 22.3%
Federal Home Loan Mortgage Corp.
Pool #1N1640 2.002% 1/01/37	185,568	195,321
Pool #1N1637 2.336% 1/01/37	520,523	558,216
Pool #1J1368 3.148% 10/01/36	127,981	137,231
Pool #G14492 4.000% 10/01/25	1,647,480	1,749,997
Pool #U90316 4.000% 10/01/42	99,246	108,167
Pool #G06875 5.500% 12/01/38	57,097	62,369
Pool #G06669 6.500% 9/01/39	113,532	127,021
Federal National Mortgage Association
Pool #950385 1.456% 8/01/37	33,748	34,689
Pool #AP9633 2.500% 10/01/42	196,316	194,752
Pool #AQ7306 3.000% 1/01/43	99,682	101,808

	Principal Amount	Value
Pool #AR1202 3.000% 1/01/43	$99,523	$101,646
Pool #MA1213 3.500% 10/01/42	989,493	1,045,848
Pool #AJ5304 4.000% 11/01/41	688,591	735,205
Pool #AJ7689 4.000% 12/01/41	932,587	995,719
Pool #AK8441 4.000% 4/01/42	96,420	105,523
Pool #AO0895 4.000% 4/01/42	283,547	310,318
Pool #AO2711 4.000% 5/01/42	93,787	102,642
Pool #AO4143 4.000% 6/01/42	94,963	102,341
Pool #AO6086 4.000% 6/01/42	98,613	108,001
Pool #AP0692 4.000% 7/01/42	98,853	108,263
Pool #AP5333 4.000% 7/01/42	396,092	433,799
Pool #AP2530 4.000% 8/01/42	98,857	108,267
Pool #AP2958 4.000% 8/01/42	98,791	108,195
Pool #AP4903 4.000% 9/01/42	99,129	109,310
Pool #AP7399 4.000% 9/01/42	198,262	217,135
Pool #AP9229 4.000% 10/01/42	99,175	108,616
Pool #AP9766 4.000% 10/01/42	396,988	432,919
Pool #AQ3599 4.000% 11/01/42	99,443	109,034
Pool #AQ7003 4.000% 12/01/42	198,780	217,952
Pool #AQ7082 4.000% 1/01/43	198,918	219,284
Pool #MA0706 4.500% 4/01/31	138,460	151,186
Pool #MA0734 4.500% 5/01/31	403,043	440,089
Pool #MA0776 4.500% 6/01/31	135,788	148,269
Pool #MA0913 4.500% 11/01/31	87,152	95,217
Pool #MA0939 4.500% 12/01/31	89,504	97,786
Pool #993117 4.500% 1/01/39	33,016	35,555

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #AA0856 4.500% 1/01/39	$68,193	$73,438
Pool #AA2450 4.500% 2/01/39	26,377	28,406
Pool #AA3495 4.500% 2/01/39	102,785	110,690
Pool #935520 4.500% 8/01/39	180,272	194,137
Pool #AD5481 4.500% 5/01/40	2,640,488	2,846,880
Pool #AD6914 4.500% 6/01/40	277,041	298,696
Pool #AD8685 4.500% 8/01/40	459,235	495,131
Pool #974965 5.000% 4/01/38	1,465,578	1,587,060
Pool #AE2266 5.000% 3/01/40	315,256	341,388
Pool #937948 5.500% 6/01/37	41,556	45,267
Pool #995072 5.500% 8/01/38	176,011	192,003
Pool #481473 6.000% 2/01/29	235	259
Pool #867557 6.000% 2/01/36	5,281	5,810
Pool #AE0469 6.000% 12/01/39	1,279,464	1,401,613
Pool #AL2688 6.000% 10/01/40	1,618,800	1,772,839
Pool #AE0758 7.000% 2/01/39	461,331	529,903
Federal National Mortgage Association TBA
Pool #299 2.500% 8/01/27 (c)	2,800,000	2,904,781
Pool #6985 3.000% 9/01/42 (c)	2,100,000	2,159,801
Pool #1058 3.500% 1/01/42 (c)	4,500,000	4,750,970
Pool #11192 4.000% 8/01/40 (c)	1,100,000	1,172,703
Government National Mortgage Association
Pool #G24746 4.500% 7/20/40	711,814	783,524
Pool #783298 4.500% 4/20/41	1,115,485	1,224,376
Pool #783368 4.500% 7/20/41	136,620	149,444
Pool #4747 5.000% 7/20/40	650,357	723,344

	Principal Amount	Value
Pool #487588 6.000% 4/15/29	$6,112	$6,949
Pool #595077 6.000% 10/15/32	1,085	1,251
Pool #596620 6.000% 10/15/32	1,586	1,837
Pool #598000 6.000% 12/15/32	77	89
Pool #604706 6.000% 10/15/33	168,688	193,758
Pool #636251 6.000% 3/15/35	18,992	21,479
Pool #782034 6.000% 1/15/36	197,285	223,433
Pool #658029 6.000% 7/15/36	124,629	140,870
Government National Mortgage Association TBA
Pool #82484 3.000% 9/01/42 (c)	600,000	627,047
Pool #304 3.500% 4/01/42 (c)	2,700,000	2,887,313
Pool #3236 4.000% 8/01/40 (c)	600,000	654,094

		38,568,273

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $39,880,542)		40,292,616

U.S. TREASURY OBLIGATIONS — 22.4%
U.S. Treasury Bonds & Notes — 22.4%
U.S. Treasury Bond 2.750% 8/15/42	3,311,000	3,071,922
U.S. Treasury Bond 2.750% 11/15/42	1,620,000	1,501,506
U.S. Treasury Bond 3.125% 2/15/43	460,000	460,862
U.S. Treasury Inflation Index 0.750% 2/15/42	101,873	106,322
U.S. Treasury Inflation Index 2.125% 2/15/40	362,107	510,090
U.S. Treasury Note 0.125% 8/31/13	50,000	50,000
U.S. Treasury Note 0.500% 5/31/13	20,000	20,015
U.S. Treasury Note 0.750% 6/30/17	160,000	160,920
U.S. Treasury Note 0.750% 2/28/18	30,000	29,994
U.S. Treasury Note 1.125% 3/31/20	2,290,000	2,270,117

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. Treasury Note 1.250% 2/29/20	$3,260,000	$3,265,062
U.S. Treasury Note 1.375% 1/31/20	18,250,000	18,457,986
U.S. Treasury Note 1.625% 11/15/22	4,170,000	4,096,170
U.S. Treasury Note 2.000% 2/15/23	4,540,000	4,597,459

		38,598,425

TOTAL U.S. TREASURY OBLIGATIONS (Cost $38,395,647)		38,598,425

TOTAL BONDS & NOTES (Cost $170,744,215)		174,563,675

	Units
PURCHASED OPTIONS — 0.0%
Options on Futures — 0.0%
3 Month Euribor Call, Expires 06/17/13, Strike 99.25	39	26,246
U.S. Treasury Note 10 Year Call, Expires 05/24/13, Strike 137.00	16	250
U.S. Treasury Note 10 Year Put, Expires 05/24/13, Strike 124.00	16	250
U.S. Treasury Note 5 Year Put, Expires 05/24/13, Strike 122.00	10	312

		27,058

TOTAL PURCHASED OPTIONS (Cost $19,983)		27,058

	Number of Shares
WARRANTS — 0.0%

Energy — 0.0%
Pipelines — 0.0%
SemGroup Corp., Expires 11/30/14, Strike 25.00 (e)	258	7,092

TOTAL WARRANTS (Cost $0)		7,092

TOTAL LONG-TERM INVESTMENTS (Cost $170,926,858)		174,770,795

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 7.8%
Discount Notes — 7.0%
Federal Home Loan Bank 0.000% 8/30/13	$12,000,000	$11,990,246

Repurchase Agreement — 0.8%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/28/13, 0.010%, due 4/01/13 (f)	1,432,750	1,432,750

Time Deposits — 0.0%
Euro Time Deposit 0.010% 4/01/13	9,759	9,759

TOTAL SHORT-TERM INVESTMENTS (Cost $13,432,755)		13,432,755

TOTAL INVESTMENTS —109.0% (Cost $184,359,613) (g)		188,203,550

Other Assets/(Liabilities) — (9.0)%		(15,547,939)

NET ASSETS — 100.0%		$172,655,611

Notes to Portfolio of Investments

ABS	Asset-Backed Security
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
MXN	Mexican Peso
MYR	Malaysian Ringgit
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan
(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2013, these securities amounted to a value of $13,375,302 or 7.75% of net assets.
(b)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At March 31, 2013, these securities amounted to a value of $207 or 0.00% of net assets.
(c)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(d)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(e)	Non-income producing security.
(f)	Maturity value of $1,432,751. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 9/25/39, and an aggregate market value, including accrued interest, of $1,463,258.
(g)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments

March 31, 2013 (Unaudited)

	Number of Shares	Value
EQUITIES — 60.2%

COMMON STOCK — 58.5%
Basic Materials — 4.4%
Chemicals — 2.9%
Agrium, Inc.	7,254	$707,266
Asahi Kasei Corp.	72,000	486,335
BASF SE	4,014	351,688
CF Industries Holdings, Inc.	1,583	301,356
China BlueChemical Ltd.	395,700	244,839
The Dow Chemical Co.	24,744	787,849
Eastman Chemical Co.	1,600	111,792
EI du Pont de Nemours & Co.	17,069	839,112
FMC Corp.	35,725	2,037,397
Hitachi Chemical Co. Ltd.	25,800	395,346
JSR Corp.	20,700	424,126
Lanxess AG	12,386	878,574
Linde AG	7,761	1,443,710
Mexichem SAB de CV	69,590	373,442
Monsanto Co.	10,224	1,079,961
Nitto Denko Corp.	6,200	372,572
Potash Corporation of Saskatchewan, Inc.	32,351	1,269,777
PPG Industries, Inc.	938	125,636
Praxair, Inc.	3,043	339,416
PTT Global Chemical PCL	288,260	684,107
Shin-Etsu Chemical Co. Ltd.	22,188	1,472,421
Sociedad Quimica y Minera de Chile SA Sponsored ADR (Chile)	4,807	266,548
Syngenta AG	6,236	2,606,529
Ube Industries Ltd.	159,600	314,961

		17,914,760

Forest Products & Paper — 0.0%
International Paper Co.	2,503	116,590

Iron & Steel — 0.1%
POSCO	774	228,006

Mining — 1.4%
Anglo Platinum Ltd. (a)	1	42
Antofagasta PLC	26,486	396,596
BHP Billiton PLC	25,549	741,784
Detour Gold Corp. (a)	12,208	234,702
Eldorado Gold Corp.	49,967	477,609
Freeport-McMoRan Copper & Gold, Inc.	5,970	197,607
Glencore International PLC	39,717	215,940
Goldcorp, Inc.	63,442	2,133,555
Kinross Gold Corp.	11,753	93,201
Kinross Gold Corp.	54,283	429,626
Newcrest Mining Ltd.	24,873	519,779
Newmont Mining Corp.	25,714	1,077,160
Orica Ltd.	13,034	332,630

	Number of Shares	Value
Osisko Mining Corp. (a)	51,864	$307,860
Polyus Gold International Ltd. GDR (Russia) (a)	141,081	457,144
Silver Wheaton Corp.	24,589	770,865
Stillwater Mining Co. (a)	19,888	257,152
Teck Resources Ltd. Class B	2,099	59,108

		8,702,360

		26,961,716

Communications — 6.8%
Internet — 1.1%
Amazon.com, Inc. (a)	3,269	871,156
Baidu, Inc. Sponsored ADR (Cayman Islands) (a)	3,054	267,836
Expedia, Inc.	1,774	106,457
Google, Inc. Class A (a)	4,602	3,654,126
Rakuten, Inc.	81,400	832,835
Symantec Corp. (a)	3,613	89,169
TIBCO Software, Inc. (a)	31,293	632,744
Yahoo! Japan Corp.	926	426,687

		6,881,010

Media — 1.5%
Charter Communications, Inc. Class A (a)	7,091	738,740
Comcast Corp. Class A	74,277	3,120,377
DISH Network Corp. Class A	2,825	107,068
Kabel Deutschland Holding AG	7,806	719,791
Liberty Media Corp. Class A (a)	4,149	463,153
Pearson PLC	15,604	281,200
Rogers Communications, Inc. Class B	11,296	576,774
Shaw Communications, Inc.	33,673	833,994
Singapore Press Holdings Ltd.	56,090	202,861
Time Warner Cable, Inc.	13,758	1,321,593
The Walt Disney Co.	3,381	192,041
Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	53,118	224,410

		8,782,002

Telecommunications — 4.2%
Amdocs Ltd.	2,789	101,101
AT&T, Inc. (b)	65,448	2,401,287
Axiata Group	428,812	917,781
BCE, Inc.	14,434	674,349
BT Group PLC	251,200	1,058,455
Chunghwa Telecom Co. Ltd.	54,708	168,634
Chunghwa Telecom Co. Ltd. Sponsored ADR (Taiwan)	14,556	452,692
Cisco Systems, Inc.	62,385	1,304,470
Corning, Inc.	113,969	1,519,207
Crown Castle International Corp. (a)	7,743	539,223
Deutsche Telekom AG	85,788	907,120

The accompanying notes are an integral part of the consolidated portfolios of investments.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Number of Shares	Value
Eutelsat Communications SA	10,987	$387,637
Far EasTone Telecommunications Co. Ltd.	140,087	317,239
KDDI Corp.	20,400	853,495
Koninklijke KPN NV	35,494	120,276
KT Corp. Sponsored ADR (Republic of Korea) (a)	11,142	175,041
KT Corp.	2,000	63,242
Leap Wireless International, Inc. (a)	13,418	79,032
MetroPCS Communications, Inc. (a)	17,560	191,404
Motorola Solutions, Inc.	1,887	120,825
MTN Group Ltd.	9,105	159,891
Nippon Telegraph & Telephone Corp.	10,370	452,376
NTT DoCoMo, Inc.	287	426,539
Philippine Long Distance Telephone Co. Sponsored ADR (Philippines)	4,026	285,604
QUALCOMM, Inc.	45,909	3,073,608
Singapore Telecommunications Ltd.	282,228	818,315
Softbank Corp.	3,300	152,064
Swisscom AG	954	441,566
Telecom Italia SpA	162,001	115,050
Telecom Italia SpA- RSP	54,481	33,652
Telefonica Brasil SA Sponsored ADR (Brazil)	17,592	469,355
Telefonica Deutschland Holding AG (a)	51,504	394,309
Telefonica SA	45,339	612,844
Telefonica SA Sponsored ADR (Spain)	10,697	144,516
Telekom Malaysia	209,224	364,272
Telekomunikasi Indonesia Tbk PT	181,200	205,243
Telstra Corp. Ltd.	38,975	183,227
TELUS Corp.	5,422	374,472
Verizon Communications, Inc.	41,441	2,036,825
Vodafone Group PLC	189,786	538,679
Vodafone Group PLC Sponsored ADR (United Kingdom)	28,844	819,458
Ziggo NV	33,086	1,164,895

		25,619,270

		41,282,282

Consumer, Cyclical — 5.8%
Airlines — 0.1%
Japan Airlines Co. Ltd.	14,300	667,100

Auto Manufacturers — 2.0%
Bayerische Motoren Werke AG	5,468	472,064
Daihatsu Motor Co. Ltd.	16,750	347,993
Daimler AG	3,516	191,387
Dongfeng Motor Group Co. Ltd. Class H	97,500	137,425
Fiat Industrial SpA	128,989	1,451,701
Ford Motor Co.	96,291	1,266,227

	Number of Shares	Value
Fuji Heavy Industries Ltd.	117,030	$1,859,175
General Motors Co. (a)	42,208	1,174,226
Honda Motor Co. Ltd.	34,560	1,331,716
Hyundai Motor Co.	3,408	686,113
Mazda Motor Corp. (a)	40,000	118,080
Paccar, Inc.	10,615	536,694
Suzuki Motor Corp.	61,537	1,379,967
Toyota Motor Corp.	15,900	819,430
Yulon Motor Co. Ltd.	152,000	271,331

		12,043,529

Automotive & Parts — 1.0%
Aisin Seiki Co. Ltd.	10,740	395,715
Autoliv, Inc.	800	55,312
BorgWarner, Inc. (a)	5,061	391,418
Bridgestone Corp.	42,400	1,430,370
Cheng Shin Rubber Industry Co. Ltd.	112,358	319,870
Delphi Automotive PLC	6,041	268,220
Denso Corp.	15,970	679,081
Futaba Industrial Co. Ltd. (a)	21,010	97,329
Johnson Controls, Inc.	10,776	377,914
Lear Corp.	1,900	104,253
Sumitomo Electric Industries Ltd.	31,400	385,739
Toyota Industries Corp.	31,121	1,145,796
TRW Automotive Holdings Corp. (a)	5,100	280,500

		5,931,517

Distribution & Wholesale — 0.5%
Mitsubishi Corp.	47,920	900,270
Mitsui & Co. Ltd.	140,152	1,971,190
Sumitomo Corp.	24,100	303,952

		3,175,412

Entertainment — 0.2%
Delta Topco Ltd. (c)	800,425	469,299
International Game Technology	20,289	334,769
Manchester United PLC Class A (a)	20,154	337,579

		1,141,647

Home Builders — 0.2%
MRV Engenharia e Participacoes SA	86,122	357,572
PulteGroup, Inc. (a)	40,429	818,283
Sekisui Chemical Co. Ltd.	20,000	221,413

		1,397,268

Lodging — 0.0%
Wyndham Worldwide Corp.	1,500	96,720

Retail — 1.5%
Coach, Inc.	7,479	373,875
CVS Caremark Corp.	19,676	1,081,983
Kohl’s Corp.	13,241	610,807
Macy’s, Inc.	1,900	79,496
McDonald’s Corp.	17,191	1,713,771
Ross Stores, Inc.	1,200	72,744
Ryohin Keikaku Co. Ltd.	6,900	543,454

The accompanying notes are an integral part of the consolidated portfolios of investments.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Number of Shares	Value
Tiffany & Co.	16,224	$1,128,217
Wal-Mart Stores, Inc.	28,977	2,168,349
Williams-Sonoma, Inc.	6,594	339,723
Yamada Denki Co. Ltd.	13,180	604,596
Zhongsheng Group Holdings Ltd.	213,850	259,120

		8,976,135

Textiles — 0.1%
Guinness Peat Group PLC (a)	374,884	188,046
Kuraray Co. Ltd.	32,510	458,482

		646,528

Toys, Games & Hobbies — 0.2%
Mattel, Inc.	17,426	763,085
Nintendo Co. Ltd.	4,900	530,256

		1,293,341

		35,369,197

Consumer, Non-cyclical — 12.5%
Agriculture — 0.1%
Chaoda Modern Agriculture Holdings Ltd. (a) (c)	1,265,139	69,583
Philip Morris International, Inc.	1,179	109,304
SLC Agricola SA	44,382	409,393

		588,280

Beverages — 1.3%
The Coca-Cola Co.	62,119	2,512,092
Constellation Brands, Inc. Class A (a)	2,821	134,392
DE Master Blenders 1753 NV (a)	10,906	168,664
Diageo PLC Sponsored ADR (United Kingdom)	7,688	967,458
Dr. Pepper Snapple Group, Inc.	4,592	215,594
Fomento Economico Mexicano SAB de CV Series B Sponsored ADR (Mexico)	3,152	357,752
InBev NV	7,164	710,041
Kirin Holdings Co. Ltd.	43,800	705,651
PepsiCo, Inc.	25,900	2,048,949

		7,820,593

Biotechnology — 0.5%
Alexion Pharmaceuticals, Inc. (a)	5,419	499,307
Amgen, Inc.	9,503	974,152
Celgene Corp. (a)	7,467	865,500
Life Technologies Corp. (a)	5,052	326,511
Mesoblast Ltd. (a)	56,372	361,577

		3,027,047

Commercial Services — 1.4%
Alliance Data Systems Corp. (a)	812	131,454
Anhanguera Educacional Participacoes SA	23,803	384,005
Cielo SA	20,779	612,136
MasterCard, Inc. Class A	4,829	2,613,117

	Number of Shares	Value
McKesson Corp.	9,329	$1,007,159
Qualicorp SA (a)	39,075	392,732
Visa, Inc. Class A	19,483	3,308,993

		8,449,596

Cosmetics & Personal Care — 0.7%
Colgate-Palmolive Co.	10,652	1,257,256
Kao Corp.	9,400	304,557
The Procter & Gamble Co.	38,700	2,982,222

		4,544,035

Foods — 1.4%
Cosan Ltd. Class A	63,772	1,243,554
General Mills, Inc.	17,623	868,990
Hillshire Brands Co.	21,091	741,349
Kraft Foods Group, Inc.	18,684	962,786
The Kroger Co.	2,958	98,028
Mondelez International Inc.	43,661	1,336,463
Nestle SA	28,080	2,031,476
Unilever NV	19,142	784,712
Unilever NV NY Shares	4,391	180,031
Unilever PLC	7,592	322,108
Unilever PLC Sponsored ADR	4,854	205,033
WhiteWave Foods Co. (a)	6,637	113,294

		8,887,824

Health Care – Products — 0.8%
Covidien PLC	7,922	537,429
Fresenius SE & Co. KGaA	8,633	1,065,602
Johnson & Johnson	28,708	2,340,563
Medtronic, Inc.	15,666	735,675
St. Jude Medical, Inc.	1,247	50,429
Terumo Corp.	6,140	263,954

		4,993,652

Health Care – Services — 1.7%
Aetna, Inc.	24,785	1,267,009
Bangkok Dusit Medical Services PCL	87,600	489,076
Coventry Health Care, Inc.	1,900	89,357
DaVita, Inc. (a)	5,010	594,136
HCA Holdings, Inc.	29,671	1,205,533
HEALTHSOUTH Corp. (a)	13,076	344,814
Humana, Inc.	20,126	1,390,908
IHH Healthcare Bhd (a)	928,300	1,104,347
Life Healthcare Group Holdings Ltd.	96,702	363,896
NMC Health PLC (a)	56,641	282,338
Raffles Medical Group Ltd.	95,600	252,986
UnitedHealth Group, Inc.	18,273	1,045,398
Universal Health Services, Inc. Class B	26,113	1,667,837
WellPoint, Inc.	6,881	455,729

		10,553,364

Household Products — 0.3%
Avery Dennison Corp.	7,600	327,332

The accompanying notes are an integral part of the consolidated portfolios of investments.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Number of Shares	Value
Hypermarcas SA (a)	66,542	$523,248
Kimberly-Clark Corp.	7,848	768,947

		1,619,527

Pharmaceuticals — 4.3%
Abbott Laboratories	17,947	633,888
AbbVie, Inc.	15,271	622,751
Allergan, Inc.	10,372	1,157,826
AmerisourceBergen Corp.	12,675	652,129
Astellas Pharma, Inc.	13,770	742,761
AstraZeneca PLC	26,871	1,351,098
AstraZeneca PLC Sponsored ADR (United Kingdom)	1,697	84,816
Bristol-Myers Squibb Co.	25,818	1,063,443
Cardinal Health, Inc.	40,436	1,682,946
Cubist Pharmaceuticals, Inc. (a)	7,026	328,957
Express Scripts Holding Co. (a)	13,248	763,747
Gilead Sciences, Inc. (a)	17,576	859,994
GlaxoSmithKline PLC ADR (United Kingdom)	1,783	83,640
GlaxoSmithKline PLC	26,543	621,282
Kyowa Hakko Kirin Co. Ltd.	35,210	399,182
Mead Johnson Nutrition Co. Class A	15,227	1,179,331
Merck & Co., Inc.	52,286	2,312,610
Mylan, Inc. (a)	10,816	313,015
Novartis AG	10,223	727,995
Onyx Pharmaceuticals, Inc. (a)	3,908	347,265
Perrigo Co.	4,264	506,265
Pfizer, Inc.	141,993	4,097,918
Roche Holding AG	10,707	2,499,797
Sanofi	11,351	1,157,525
Sanofi ADR (France)	1,546	78,970
Shire Ltd.	28,435	865,978
Sinopharm Group Co.	135,200	435,424
United Therapeutics Corp. (a)	5,877	357,733
Valeant Pharmaceuticals International, Inc. (a)	2,873	215,532

		26,143,818

		76,627,736

Diversified — 0.2%
Holding Company – Diversified — 0.2%
Keppel Corp. Ltd.	90,812	821,647
LVMH Moet Hennessy Louis Vuitton SA	3,339	573,629

		1,395,276

Energy — 6.4%
Coal — 0.2%
Project Eagle Shell (c)	34,701	591,168
Project Eagle Shell Class A (c)	400	6,814
Project Eagle Shell Series D (c)	36,254	616,318

		1,214,300

	Number of Shares	Value
Oil & Gas — 5.5%
Anadarko Petroleum Corp.	22,797	$1,993,598
Apache Corp. (b)	6,569	506,864
Athabasca Oil Corp. (a)	81,291	727,406
BG Group PLC	115,546	1,983,557
BP PLC Sponsored ADR (United Kingdom)	16,586	702,417
BP PLC	60,165	422,521
Canadian Natural Resources Ltd.	18,695	600,670
Chevron Corp.	765	90,897
Cobalt International Energy, Inc. (a)	17,551	494,938
Devon Energy Corp.	17,317	977,025
Diamond Offshore Drilling, Inc.	1,274	88,619
Eni SpA	64,160	1,440,704
EOG Resources, Inc.	5,288	677,234
Helmerich & Payne, Inc.	1,557	94,510
Inpex Corp.	178	956,718
KazMunaiGas Exploration Production GDR (Kazakhstan) (d)	35,439	673,533
Marathon Oil Corp.	79,109	2,667,555
Marathon Petroleum Corp.	54,054	4,843,238
Murphy Oil Corp.	1,471	93,747
Occidental Petroleum Corp.	31,245	2,448,671
Petroleo Brasileiro SA Sponsored ADR (Brazil)	51,523	935,142
Phillips 66	19,383	1,356,229
PTT Public Co. Ltd.	37,349	413,218
QEP Resources, Inc.	40,613	1,293,118
Royal Dutch Shell PLC ADR (United Kingdom)	8,518	555,033
SM Energy Co.	14,641	867,040
Suncor Energy, Inc.	51,624	1,546,916
Suncor Energy, Inc.	2,789	83,698
Total SA	21,100	1,008,507
Total SA Sponsored ADR (France)	26,416	1,267,440
Valero Energy Corp.	3,147	143,157
Vallares PLC (a)	34,239	421,518
Whiting Petroleum Corp. (a)	16,770	852,587

		33,228,025

Oil & Gas Services — 0.7%
Halliburton Co.	12,463	503,630
National Oilwell Varco, Inc.	19,415	1,373,611
Schlumberger Ltd.	31,254	2,340,612
Technip SA	2,320	238,000

		4,455,853

		38,898,178

Financial — 10.4%
Banks — 4.2%
Banco Bilbao Vizcaya Argentaria SA	46,166	402,567
Banco Santander SA	84,937	574,595
Bank of America Corp.	175,712	2,140,172

The accompanying notes are an integral part of the consolidated portfolios of investments.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Number of Shares	Value
Bank of New York Mellon Corp.	57,818	$1,618,326
Bank of Nova Scotia	9,242	537,771
BB&T Corp.	20,005	627,957
BNP Paribas	30,496	1,571,080
Capital One Financial Corp.	14,977	822,986
Deutsche Bank AG	18,212	710,655
HSBC Holdings PLC	208,881	2,223,724
Intesa Sanpaolo	406,390	598,886
Lloyds Banking Group PLC (a)	748,473	556,872
M&T Bank Corp.	3,952	407,688
Mitsubishi UFJ Financial Group, Inc.	181,100	1,091,635
Northern Trust Corp.	7,503	409,364
Oversea-Chinese Banking Corp. Ltd.	81,900	704,627
Sberbank of Russian Federation	210,912	667,336
Siam Commercial Bank PCL	79,416	481,350
Societe Generale (a)	7,105	234,388
State Street Corp.	21,309	1,259,149
Sumitomo Mitsui Financial Group, Inc.	43,830	1,798,589
Svenska Handelsbanken AB	21,194	907,120
The Toronto-Dominion Bank	4,329	360,434
U.S. Bancorp	34,716	1,177,914
UniCredit SpA (a)	129,786	558,029
Wells Fargo & Co.	90,791	3,358,359

		25,801,573

Diversified Financial — 1.9%
American Express Co.	20,778	1,401,684
Ameriprise Financial, Inc.	1,200	88,380
Citigroup, Inc.	37,812	1,672,803
Credit Suisse Group	17,741	304,435
Deutsche Boerse AG	6,211	376,141
Discover Financial Services	22,893	1,026,522
The Goldman Sachs Group, Inc.	8,137	1,197,359
JPMorgan Chase & Co.	73,482	3,487,456
Morgan Stanley	16,619	365,285
Nomura Holdings, Inc.	157,600	977,496
UBS AG	31,379	481,893

		11,379,454

Insurance — 2.8%
ACE Ltd.	20,006	1,779,934
Allianz SE	6,732	914,723
American International Group, Inc. (a)	12,200	473,604
Amlin PLC	27,564	177,450
Arch Capital Group Ltd. (a)	5,346	281,039
AXA SA	41,169	709,692
Axis Capital Holdings Ltd.	2,304	95,893
Berkshire Hathaway, Inc. Class B (a)	4,499	468,796
The Chubb Corp.	9,214	806,501
CNA Financial Corp.	2,951	96,468
Fidelity National Financial, Inc. Class A	14,613	368,686

	Number of Shares	Value
ING Groep NV (a)	76,606	$550,548
Lincoln National Corp.	3,763	122,711
MetLife, Inc.	13,092	497,758
Millea Holdings, Inc.	82,475	2,383,915
Mitsui Sumitomo Insurance Group Holdings, Inc.	48,366	1,077,421
Muenchener Rueckversicherungs AG	2,026	379,058
Platinum Underwriters Holdings Ltd.	3,473	193,828
The Progressive Corp.	24,532	619,924
Prudential Financial, Inc.	5,747	339,016
QBE Insurance Group Ltd.	34,989	493,817
Reinsurance Group of America, Inc. Class A	1,100	65,637
RenaissanceRe Holdings Ltd.	4,313	396,753
Sony Financial Holdings, Inc.	20,600	307,793
StanCorp Financial Group, Inc.	4,329	185,108
T&D Holdings, Inc.	27,300	326,882
Torchmark Corp.	1,550	92,690
The Travelers Cos., Inc.	14,720	1,239,277
Unum Group	3,741	105,683
Xl Group PLC	35,401	1,072,650
Zurich Financial Services AG	1,647	458,690

		17,081,945

Investment Companies — 0.1%
RHJ International (a)	46,200	219,269
RHJ International Deposit Shares (a) (e)	11,800	56,063

		275,332

Real Estate — 0.7%
BR Malls Participacoes SA	22,758	283,356
Brookfield Asset Management, Inc. Class A	17,448	636,678
Capitaland Ltd.	222,500	634,822
Cyrela Brazil Realty SA	50,293	431,314
The St. Joe Co. (a)	105,745	2,247,081

		4,233,251

Real Estate Investment Trusts (REITS) — 0.7%
American Capital Agency Corp.	19,032	623,869
American Tower Corp.	12,881	990,807
Equity Residential	10,108	556,546
Fibra Uno Administracion SA de CV	75,700	250,015
The Link REIT	140,233	766,229
Macquarie Mexico Real Estate Management SA de CV (a)	94,100	209,575
Simon Property Group, Inc.	1,808	286,676
TF Administradora Industrial S de RL de CV (a)	192,100	429,258
Unibail-Rodamco SE	1,408	327,941

		4,440,916

		63,212,471

The accompanying notes are an integral part of the consolidated portfolios of investments.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Number of Shares	Value
Industrial — 5.9%
Aerospace & Defense — 1.1%
The Boeing Co.	11,304	$970,449
European Aeronautic Defence and Space Co.	17,957	915,529
General Dynamics Corp.	1,267	89,336
L-3 Communications Holdings, Inc.	1,290	104,387
Northrop Grumman Corp.	1,364	95,685
Raytheon Co.	1,708	100,413
Safran SA	38,455	1,718,353
United Technologies Corp.	25,891	2,418,996

		6,413,148

Biotechnology — 0.1%
Daikin Industries Ltd.	9,300	366,828

Building Materials — 0.1%
Compagnie de Saint-Gobain	7,928	294,238
Rinnai Corp.	5,000	356,317
Yuanda China Holdings Ltd.	1,445,132	147,562

		798,117

Electrical Components & Equipment — 0.1%
Hitachi Ltd.	107,600	627,551

Electronics — 0.7%
Agilent Technologies, Inc.	11,744	492,896
Fanuc Ltd.	3,250	500,000
Hoya Corp.	31,120	585,430
Kyocera Corp.	3,900	358,045
Mettler-Toledo, Inc. (a)	1,935	412,581
Murata Manufacturing Co. Ltd.	10,070	760,933
PerkinElmer, Inc.	12,769	429,549
TE Connectivity Ltd.	2,500	104,825
Waters Corp. (a)	6,987	656,149

		4,300,408

Engineering & Construction — 0.3%
JGC Corp.	35,030	898,640
KBR, Inc.	15,319	491,433
Okumura Corp.	75,230	303,225
Toda Corp.	84,200	201,536

		1,894,834

Health Care – Services — 0.1%
Thermo Fisher Scientific, Inc.	10,033	767,424

Machinery – Diversified — 0.6%
CNH Global NV	2,177	89,954
Cummins, Inc.	3,822	442,626
Haitian International Holdings Ltd.	110,171	171,489
IHI Corp.	147,000	447,479
Kubota Corp.	101,220	1,467,481
MAN SE	252	27,113
Rockwell Automation, Inc.	14,836	1,281,088

		3,927,230

	Number of Shares	Value
Manufacturing — 1.2%
3M Co.	8,719	$926,917
Cheil Industries, Inc.	3,171	252,114
Eaton Corp. PLC	4,893	299,696
General Electric Co.	186,695	4,316,389
Invensys PLC	80,487	430,617
Parker Hannifin Corp.	995	91,122
Siemens AG	11,461	1,234,693

		7,551,548

Metal Fabricate & Hardware — 0.2%
Precision Castparts Corp.	4,244	804,747
Tenaris SA Sponsored ADR (Luxembourg)	8,590	350,300

		1,155,047

Packaging & Containers — 0.1%
Crown Holdings, Inc. (a)	7,121	296,305
Sealed Air Corp.	14,318	345,207

		641,512

Transportation — 1.3%
AP Moeller – Maersk A/S	43	337,734
Asciano Group	90,784	530,845
Canadian Pacific Railway Ltd.	1,143	149,130
Canadian Pacific Railway Ltd.	7,225	942,646
East Japan Railway	19,753	1,625,921
Novorossiysk Commercial Sea Port-Reg GDR (Russia) (d)	32,978	273,882
Union Pacific Corp.	13,412	1,910,003
United Continental Holdings, Inc. (a)	25,749	824,225
United Parcel Service, Inc. Class B	10,323	886,746
West Japan Railway Co.	8,000	384,957

		7,866,089

		36,309,736

Technology — 4.0%
Computers — 1.0%
Accenture PLC Class A	1,349	102,484
Apple, Inc.	7,630	3,377,267
Computer Sciences Corp.	2,624	129,179
EMC Corp. (a)	71,561	1,709,592
Fusion-io, Inc. (a)	51,610	844,856
Western Digital Corp.	2,190	110,113

		6,273,491

Internet — 0.0%
Check Point Software Technologies Ltd. (a)	1,440	67,666

Office Equipment/Supplies — 0.1%
Canon, Inc.	21,438	790,570

Semiconductors — 1.1%
Freescale Semiconductor Holdings I Ltd. (a)	52,388	780,057

The accompanying notes are an integral part of the consolidated portfolios of investments.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Number of Shares	Value
Intel Corp.	36,581	$799,295
KLA-Tencor Corp.	1,500	79,110
Rohm Co. Ltd.	8,160	283,596
Samsung Electronics Co. Ltd.	2,899	3,948,448
Taiwan Semiconductor Manufacturing Co. Ltd.	188,000	628,085

		6,518,591

Software — 1.8%
Activision Blizzard, Inc.	84,468	1,230,699
Adobe Systems, Inc. (a)	3,306	143,844
CA, Inc.	3,152	79,336
Citrix Systems, Inc. (a)	4,900	353,584
Electronic Arts, Inc. (a)	60,089	1,063,575
Fidelity National Information Services, Inc.	2,745	108,757
Intuit, Inc.	1,393	91,450
Microsoft Corp. (b)	75,248	2,152,845
Oracle Corp.	130,172	4,209,763
Red Hat, Inc. (a)	6,184	312,663
SAP AG	5,216	418,008
VMware, Inc. Class A (a)	7,097	559,811

		10,724,335

		24,374,653

Utilities — 2.1%
Electric — 1.5%
The AES Corp.	47,870	601,726
American Electric Power Co., Inc.	17,039	828,606
Calpine Corp. (a)	42,774	881,144
CMS Energy Corp.	16,939	473,276
Dominion Resources, Inc.	18,417	1,071,501
Duke Energy Corp.	8,847	642,204
National Grid PLC	110,067	1,281,760
NextEra Energy, Inc.	20,073	1,559,271
PPL Corp.	21,681	678,832
RusHydro Sponsored ADR (Russia)	156,367	299,912
Scottish & Southern Energy PLC	46,093	1,041,494

		9,359,726

Gas — 0.5%
Beijing Enterprises Holdings Ltd.	199,422	1,537,863
Tokyo Gas Co. Ltd.	208,988	1,129,641

		2,667,504

Water — 0.1%
American Water Works Co., Inc.	15,610	646,879

		12,674,109

TOTAL COMMON STOCK (Cost $298,942,927)		357,105,354

	Number of Shares	Value
CONVERTIBLE PREFERRED STOCK — 0.0%

Financial — 0.0%
Savings & Loans — 0.0%
Omnicare Capital Trust II 4.000%	4,900	$252,350

TOTAL CONVERTIBLE PREFERRED STOCK (Cost $163,536)		252,350

PREFERRED STOCK — 1.7%

Basic Materials — 0.0%
Iron & Steel — 0.0%
Cliffs Natural Resources, Inc. 7.000%	13,542	252,829

Consumer, Cyclical — 0.4%
Airlines — 0.0%
Continental Airlines Finance Trust II 6.000%	1,150	54,481

Auto Manufacturers — 0.4%
General Motors Co. 4.750%	12,685	544,694
Volkswagen AG 1.580%	7,593	1,509,343

		2,054,037

		2,108,518

Consumer, Non-cyclical — 0.1%
Foods — 0.1%
Cia Brasileira de Distribuicao Grupo Pao de Acucar Class A 1.110%	13,044	689,462

Financial — 0.9%
Banks — 0.5%
Bank of America Corp. 0.000% (a)	28,501	726,775
HSBC Holdings PLC 8.000%	15,000	421,500
Itau Unibanco Holding SA 3.000%	34,350	611,781
Royal Bank of Scotland Group PLC, Series M 6.400%	9,275	207,018
Royal Bank of Scotland Group PLC, Series Q 6.750%	5,175	120,888
Royal Bank of Scotland Group PLC, Series T 7.250%	13,724	334,317
US Bancorp, Series F 6.500% VRN	13,364	399,049

The accompanying notes are an integral part of the consolidated portfolios of investments.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Number of Shares	Value
US Bancorp, Series G 6.000% VRN	6,837	$190,342
Wells Fargo & Co. 7.500%	240	309,300

		3,320,990

Diversified Financial — 0.2%
Citigroup Capital XIII 7.875%	24,692	705,944
RBS Capital Funding Trust VII, Series G 6.080%	9,031	194,257

		900,201

Real Estate Investment Trusts (REITS) — 0.1%
Health Care REIT, Inc. 6.500%	7,500	465,825

Savings & Loans — 0.1%
GMAC Capital Trust I 8.125%	30,000	816,000

		5,502,996

Government — 0.0%
U.S. Government Agencies — 0.0%
Federal National Mortgage Association, Series S 8.250%	50,285	163,426

Industrial — 0.1%
Aerospace & Defense — 0.1%
United Technologies Corp. 7.500%	4,500	269,325

Utilities — 0.2%
Electric — 0.2%
NextEra Energy, Inc. 5.599%	8,579	469,662
PPL Corp. 8.750%	7,075	394,431
PPL Corp. 9.500%	8,000	438,400

		1,302,493

TOTAL PREFERRED STOCK (Cost $9,056,845)		10,289,049

TOTAL EQUITIES (Cost $308,163,308)		367,646,753

	Principal Amount	Value
BONDS & NOTES — 21.2%

BANK LOANS — 0.7%
Commercial Services — 0.0%
Navistar, Inc. Term Loan B 7.000% 7/16/14	$89,077	$89,945

Entertainment — 0.3%
Delta Debtco Ltd. Term Loan 9.250% 10/30/19	1,063,000	1,125,451
Univision Communications, Inc. Refi Term Loan C2 0.000% 3/02/20	694,000	697,359

		1,822,810

Iron & Steel — 0.1%
Constellium Holdco B.V. New EUR Term Loan EUR 0.000% 3/25/20	174,000	226,388
Constellium Holdco B.V. New Term Loan B 0.000% 3/25/20	174,400	177,452
Essar Steel Algoma, Inc. ABL Term Loan 8.750% 9/19/14	209,587	212,730

		616,570

Oil & Gas — 0.1%
Obsidian Natural Gas Trust Term Loan 7.000% 11/02/15	636,813	639,997

Oil & Gas Services — 0.1%
GNL Quintero SA Term Loan 1.310% 6/20/23	436,470	381,475

Telecommunications — 0.1%
Cricket Communications, Inc. Term Loan C 0.000% 2/21/20	435,000	437,284
Vodafone Americas Finance 2, Inc. PIK Term Loan B 6.250% 7/11/16	453,750	466,228

		903,512

TOTAL BANK LOANS (Cost $4,319,979)		4,454,309

CORPORATE DEBT — 6.6%
Agriculture — 0.1%
BAT International Finance PLC (e) 2.125% 6/07/17	336,000	346,073

Auto Manufacturers — 0.3%
Daimler Finance NA LLC FRN (e) 0.905% 1/09/15	528,000	530,137
Daimler Finance NA LLC (e) 1.300% 7/31/15	180,000	181,212

The accompanying notes are an integral part of the consolidated portfolios of investments.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Principal Amount	Value
Volkswagen International Finance NV EUR (e) (f) 5.500% 11/09/15	$800,000	$1,043,837

		1,755,186

Banks — 1.3%
Banco Bradesco SA/Cayman Islands (e) 4.500% 1/12/17	400,000	427,000
Banco Santander Chile FRN (e) 2.292% 2/14/14	340,000	336,842
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand (e) 4.125% 11/09/22	283,000	284,415
Bank of America Corp. FRN 1.354% 3/22/18	264,000	263,745
Bank of America Corp. 2.000% 1/11/18	492,000	489,660
Barclays Bank PLC 7.625% 11/21/22	908,000	895,515
CIT Group, Inc. (e) 4.750% 2/15/15	395,000	413,762
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands 3.950% 11/09/22	251,000	252,717
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Utrect 3.375% 1/19/17	520,000	556,719
Deutsche Bank Capital Funding Trust VII VRN (e) 5.628% 12/31/49	83,000	79,099
Export-Import Bank of Korea 1.250% 11/20/15	211,000	211,130
HSBC USA, Inc. 1.625% 1/16/18	366,000	365,659
ICICI Bank Ltd/Dubai (e) 4.700% 2/21/18	216,000	227,982
Intesa Sanpaolo SpA 3.125% 1/15/16	540,000	527,873
Lloyds TSB Bank PLC STEP GBP (f) 13.000% 12/31/49	565,000	1,261,979
Nordea Bank AB (e) 3.125% 3/20/17	280,000	296,072
Sberbank of Russia Via SB Capital SA (e) 5.125% 10/29/22	363,000	362,546
UBS AG 5.875% 12/20/17	200,000	237,217
USB Capital IX VRN 3.500% 10/29/49	497,000	461,017

		7,950,949

Beverages — 0.0%
Anheuser-Busch InBev Worldwide, Inc. 1.375% 7/15/17	264,000	266,198

	Principal Amount	Value
Biotechnology — 0.3%
Cubist Pharmaceuticals, Inc., Convertible 2.500% 11/01/17	$218,000	$371,826
Gilead Sciences, Inc., Convertible 1.625% 5/01/16	640,000	1,389,200

		1,761,026

Building Materials — 0.1%
Building Materials Corp. of America (e) 6.875% 8/15/18	114,000	122,265
Texas Industries, Inc. 9.250% 8/15/20	408,000	445,740

		568,005

Chemicals — 0.0%
Phibro Animal Health Corp. (e) 9.250% 7/01/18	54,000	58,050

Coal — 0.1%
Bumi Investment Pte Ltd. (e) 10.750% 10/06/17	251,000	212,095
Consol Energy, Inc. 8.000% 4/01/17	550,000	594,000

		806,095

Computers — 0.0%
SunGard Data Systems, Inc. 7.375% 11/15/18	285,000	304,950

Diversified Financial — 0.5%
Ally Financial, Inc. 4.500% 2/11/14	256,000	261,440
Citigroup, Inc. VRN 5.950% 12/31/49	267,000	277,012
Credit Suisse Group Guernsey I Ltd. VRN (d) 7.875% 2/24/41	310,000	330,925
Ford Motor Credit Co. LLC 2.375% 1/16/18	366,000	363,859
General Electric Capital Corp. 6.000% 8/07/19	362,000	439,492
General Electric Capital Corp. VRN 6.250% 12/31/49	500,000	548,766
Hyundai Capital America (e) 1.625% 10/02/15	140,000	140,956
Hyundai Capital America (e) 2.125% 10/02/17	223,000	224,817
Morgan Stanley 4.750% 3/22/17	219,000	241,562
TNK-BP Finance SA (e) 6.625% 3/20/17	133,000	150,290
TNK-BP Finance SA (e) 7.500% 7/18/16	200,000	229,160

		3,208,279

The accompanying notes are an integral part of the consolidated portfolios of investments.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Principal Amount	Value
Electric — 0.0%
Empresa Distribuidora Y Comercializadora Norte (e) 9.750% 10/25/22	$80,000	$37,600

Electrical Components & Equipment — 0.1%
Suzlon Energy Ltd., Convertible (g) 0.000% 10/11/12	341,000	233,585
Suzlon Energy Ltd., Convertible 0.000% 7/25/14	465,000	302,250

		535,835

Engineering & Construction — 0.0%
Odebrecht Finance Ltd. (e) 5.125% 6/26/22	200,000	210,300

Entertainment — 0.1%
Delta Topco Ltd. (c) 10.000% 11/24/60	661,798	641,831

Foods — 0.1%
Olam International Ltd., Convertible 6.000% 10/15/16	600,000	564,000

Forest Products & Paper — 0.1%
TFS Corp. Ltd. (Acquired 6/21/11, Cost $600,000) (e) (h) 11.000% 7/15/18	600,000	563,112

Health Care – Products — 0.2%
DJO Finance LLC / DJO Finance Corp. 9.750% 10/15/17	48,000	50,040
Hologic, Inc. Convertible STEP 2.000% 12/15/37	725,000	875,437

		925,477

Health Care – Services — 0.3%
Bio City Development Co. B.V. (Acquired 7/06/11, Cost $1,400,000) (e) (h) 8.000% 7/06/18	1,400,000	1,398,250
Brookdale Senior Living, Inc., Convertible 2.750% 6/15/18	73,000	88,102
DaVita, Inc. 6.375% 11/01/18	101,000	107,439

		1,593,791

Holding Company – Diversified — 0.2%
Hutchison Whampoa International 11 Ltd. (e) 3.500% 1/13/17	348,000	370,491
REI Agro Ltd., Convertible (Acquired 12/02/09, Cost $614,910) (e) (h) 5.500% 11/13/14	618,000	444,960

	Principal Amount	Value
Wharf Finance 2014 Ltd. HKD (f) 2.300% 6/07/14	$2,000,000	$264,282

		1,079,733

Media — 0.2%
Cablevision Systems Corp. 5.875% 9/15/22	223,000	220,491
Nara Cable Funding Ltd. EUR (e) (f) 8.875% 12/01/18	200,000	268,548
NBCUniversal Enterprise, Inc. (e) 5.250% 12/31/49	300,000	303,030
Ono Finance II PLC (e) 10.875% 7/15/19	153,000	158,355
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH (e) 5.500% 1/15/23	202,000	207,555

		1,157,979

Mining — 0.0%
FMG Resources August 2006 Pty Ltd. (e) 6.000% 4/01/17	219,000	225,022

Oil & Gas — 0.4%
China Petroleum & Chemical Corp., Convertible HKD (f) 0.000% 4/24/14	1,030,000	159,027
Cobalt International Energy, Inc., Convertible 2.625% 12/01/19	1,100,000	1,228,562
Essar Energy PLC, Convertible 4.250% 2/01/16	400,000	324,000
OGX Petroleo e Gas Participacoes SA (e) 8.500% 6/01/18	650,000	507,000
Reliance Holdings USA, Inc. (e) 4.500% 10/19/20	323,000	338,591

		2,557,180

Packaging & Containers — 0.0%
Crown Cork & Seal Co., Inc. 7.500% 12/15/96	77,000	74,305

Pharmaceuticals — 0.3%
Capsugel FinanceCo SCA EUR (e) (f) 9.875% 8/01/19	100,000	144,208
Hypermarcas SA (e) 6.500% 4/20/21	213,000	230,306
Mylan, Inc. /PA, Convertible 3.750% 9/15/15	551,000	1,220,810

		1,595,324

Real Estate — 0.6%
CapitaLand Ltd., Convertible SGD (f) 2.100% 11/15/16	750,000	607,691
CapitaLand Ltd., Convertible SGD (f) 2.950% 6/20/22	1,500,000	1,206,917

The accompanying notes are an integral part of the consolidated portfolios of investments.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Principal Amount	Value
CapitaLand Ltd., Convertible SGD (f) 3.125% 3/05/18	$500,000	$436,974
Forest City Enterprises, Inc., Convertible 4.250% 8/15/18	370,000	409,544
Keppel Land Ltd., Convertible SGD (f) 2.500% 6/23/13	200,000	161,245
Pyrus Ltd., Convertible, (Acquired 12/20/10, Cost $500,000) (e) (h) 7.500% 12/20/15	500,000	628,500
Sun Hung Kai Properties Capital Market Ltd. (d) 4.500% 2/14/22	200,000	215,640

		3,666,511

Savings & Loans — 0.7%
Dana Gas Sukuk Ltd., Convertible 7.500% 10/31/49	2,780,000	2,445,844
Odebrecht Drilling Norbe VIII/IX Ltd. (e) 6.350% 6/30/21	323,000	355,300
Zeus Cayman II JPY (d) (f) 0.010% 8/18/16	28,000,000	359,165
Zeus Cayman, Convertible JPY (f) 0.000% 8/19/13	81,000,000	838,955

		3,999,264

Software — 0.3%
Electronic Arts, Inc., Convertible 0.750% 7/15/16	185,000	179,219
Salesforce.com, Inc., Convertible (e) 0.250% 4/01/18	710,000	711,331
Take-Two Interactive Software, Inc., Convertible 1.750% 12/01/16	515,000	591,284
Take-Two Interactive Software, Inc., Convertible 4.375% 6/01/14	132,000	204,023

		1,685,857

Telecommunications — 0.2%
British Telecommunications PLC FRN 1.405% 12/20/13	229,000	230,793
Colombia Telecomunicaciones SA (e) 5.375% 9/27/22	216,000	216,540
Cricket Communications, Inc. 7.750% 10/15/20	222,000	221,445
Hughes Satellite Systems Corp. 6.500% 6/15/19	75,000	82,313
Hughes Satellite Systems Corp. 7.625% 6/15/21	103,000	117,806
Intelsat Jackson Holdings SA 7.500% 4/01/21	442,000	491,725

	Principal Amount	Value
Ziggo NV EUR (e) (f) 3.625% 3/27/20	$123,000	$158,016

		1,518,638

Transportation — 0.1%
Inversiones Alsacia SA (Acquired 2/18/11, Cost $566,000) (e) (h) 8.000% 8/18/18	341,114	324,058
Viterra, Inc. (e) 5.950% 8/01/20	139,000	149,578

		473,636

TOTAL CORPORATE DEBT (Cost $38,020,098)		40,130,206

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.1%
Commercial MBS — 0.1%
Banc of America Large Loan, Inc., Series 2010-HLTN, Class HLTN FRN (e) 2.503% 11/15/15	690,613	694,389

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $644,837)		694,389

SOVEREIGN DEBT OBLIGATIONS — 8.2%
Australia Government Bond AUD (f) 5.500% 12/15/13	1,566,000	1,660,474
Australia Government Bond AUD (f) 5.500% 4/21/23	4,987,000	6,101,686
Australia Government Bond AUD (f) 5.750% 5/15/21	1,321,000	1,611,523
Brazil Notas do Tesouro Nacional Serie B BRL (f) 6.000% 8/15/22	3,668,000	4,832,327
Brazil Notas do Tesouro Nacional Serie F BRL (f) 10.000% 1/01/21	7,115,000	3,656,756
Bundesrepublik Deutschland EUR (f) 3.500% 7/04/19	3,192,161	4,841,096
Canadian Government Bond CAD (f) 1.500% 3/01/17	1,049,000	1,042,773
Canadian Government Bond CAD (f) 3.500% 6/01/20	772,000	859,076
Canadian Government Bond CAD (f) 4.000% 6/01/16	665,000	712,663
Hong Kong Government Bond HKD (f) 0.270% 12/18/17	2,700,000	343,712
Hong Kong Government Bond HKD (f) 1.670% 3/24/14	1,800,000	235,326
Hong Kong Government Bond HKD (f) 1.690% 12/22/14	2,700,000	356,682

The accompanying notes are an integral part of the consolidated portfolios of investments.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Principal Amount	Value
Hong Kong Government Bond HKD (f) 3.510% 12/08/14	$5,400,000	$734,561
Hong Kong Government Bond HKD (f) 3.560% 6/25/18	1,650,000	244,979
Malaysia Government Bond MYR (f) 3.210% 5/31/13	3,522,000	1,137,668
Malaysia Government Bond MYR (f) 3.461% 7/31/13	2,106,000	681,037
Malaysia Government Bond MYR (f) 5.094% 4/30/14	3,440,000	1,135,070
Netherlands Government Bond (e) 1.000% 2/24/17	691,000	696,887
Queensland Treasury Corp. AUD (f) 6.000% 9/14/17	732,000	841,465
Queensland Treasury Corp. AUD (f) 6.000% 6/14/21	1,100,000	1,302,518
Republic of Germany EUR (f) 4.250% 7/04/17	4,065,192	6,108,820
Russian Federal Bond — OFZ RUB (f) 7.500% 2/27/19	22,582,000	763,510
Switzerland Government Bond CHF (f) 2.000% 4/28/21	254,000	298,737
Switzerland Government Bond CHF (f) 2.000% 5/25/22	188,000	221,944
Switzerland Government Bond CHF (f) 4.000% 2/11/23	366,000	504,836
Turkey Government Bond TRY (f) 0.000% 5/15/13	1,526,364	837,016
Turkey Government Bond TRY (f) 0.000% 7/17/13	722,500	392,170
Turkey Government Bond TRY (f) 0.000% 9/11/13	576,000	309,575
United Kingdom Gilt GBP (f) 4.750% 3/07/20	3,986,873	7,504,892
Vnesheconombank Via VEB Finance PLC (e) 6.025% 7/05/22	200,000	221,250

		50,191,029

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $49,879,131)		50,191,029

U.S. TREASURY OBLIGATIONS — 5.6%
U.S. Treasury Bonds & Notes — 5.6%
U.S. Treasury Note (i) 0.625% 9/30/17	2,859,600	2,854,043

	Principal Amount	Value
U.S. Treasury Note 1.000% 9/30/19	$2,148,300	$2,132,229
U.S. Treasury Note 1.250% 10/31/19	737,900	743,312
U.S. Treasury Note 1.375% 9/30/18	2,998,700	3,079,290
U.S. Treasury Note 1.625% 11/15/22	1,825,900	1,793,572
U.S. Treasury Note 1.750% 5/15/22	1,102,800	1,105,998
U.S. Treasury Note 2.000% 11/15/21	853,900	880,593
U.S. Treasury Note 2.250% 3/31/16	5,492,400	5,801,669
U.S. Treasury Note 2.625% 8/15/20	4,619,700	5,046,301
U.S. Treasury Note (i) 3.500% 5/15/20	9,429,100	10,887,848

		34,324,855

TOTAL U.S. TREASURY OBLIGATIONS (Cost $32,661,086)		34,324,855

TOTAL BONDS & NOTES (Cost $125,525,131)		129,794,788

	Number of Shares
MUTUAL FUNDS — 1.8%
Diversified Financial — 1.8%
BlackRock Liquidity Funds TempFund Portfolio	1,151,593	1,151,593
ETFS Gold Trust (a)	14,400	2,267,493
ETFS Physical Palladium Shares (a)	5,200	393,796
ETFS Platinum Trust (a)	4,400	678,612
iShares Gold Trust (a)	145,800	2,262,816
SPDR Gold Trust (a)	27,206	4,201,967

		10,956,277

TOTAL MUTUAL FUNDS (Cost $11,520,848)		10,956,277

	Units
PURCHASED OPTIONS — 0.8%

Basic Materials — 0.0%
Mining — 0.0%
Agnico-Eagle Mines Ltd., Call, Expires 1/17/14, Strike 85.00	33,807	4,695
Alcoa, Inc., Call, Expires 1/17/14, Strike 15.00	81,738	2,024
AngloGold Ashanti Ltd., Call, Expires 1/17/14, Strike 65.00	40,090	484

The accompanying notes are an integral part of the consolidated portfolios of investments.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Units	Value
Barrick Gold Corp., Call, Expires 1/18/14, Strike 80.00	1,780	$5,340
Coeur d’Alene Mines Corp., Call, Expires 1/17/14, Strike 40.00	16,040	1,562
Eldorado Gold Corp., Call, Expires 1/17/14, Strike 25.00	47,598	843
Endeavour Silver Corp., Call, Expires 1/17/14, Strike 20.00	12,745	425
First Majestic Silver Corp., Call, Expires 1/17/14, Strike 35.00	8,053	660
Freeport-McMoRan Copper & Gold Inc., Call, Expires 1/17/14, Strike 65.00	98,524	4,422
Gold Fields Ltd., Call, Expires 1/17/14, Strike 22.00	98,403	46
Goldcorp, Inc., Call, Expires 1/18/14, Strike 80.00	1,113	5,565
Harmony Gold Mining Co., Call, Expires 1/17/14, Strike 15.00	25,098	1,285
Kinross Gold Corp., Call, Expires 1/17/14, Strike 20.00	182,228	4,705
New Gold Inc., Call, Expires 1/17/14, Strike 22.00	26,999	1,703
Newmont Mining Corp., Call, Expires 1/18/14, Strike 90.00	1,424	8,544
NovaGold Resources Inc., Call, Expires 1/17/14, Strike 12.00	24,949	2
Pan American Silver Corp., Call, Expires 1/17/14, Strike 50.00	45,521	670
Randgold Resources Ltd., Call, Expires 1/17/14, Strike 165.00	6,144	1,049
Royal Gold, Inc., Call, Expires 1/17/14, Strike 125.00	6,055	2,828
Silver Standard Resources Inc., Call, Expires 1/17/14, Strike 30.00	11,145	839
Silver Wheaton Corp., Call, Expires 1/17/14, Strike 55.00	45,715	11,469
Silvercorp Metals Inc., Call, Expires 1/17/14, Strike 15.00	25,999	254
Stillwater Mining Co., Call, Expires 1/17/14, Strike 25.00	29,156	1,955
Yamana Gold Inc., Call, Expires 1/17/14, Strike 30.00	109,426	10,953

		72,322

Communications — 0.1%
Internet — 0.1%
Priceline.com Inc., Call, Expires 1/17/14, Strike 1,000.00	7,298	34,334
Yahoo! Inc., Call, Expires 1/17/14, Strike 25.00	127,716	223,651

		257,985

Telecommunications — 0.0%
Cisco Systems, Inc., Call, Expires 1/17/14, Strike 30.00	182,452	10,250

	Units	Value
Corning Inc., Call, Expires 1/17/14, Strike 20.00	91,226	$5,151
QUALCOMM, Inc., Call, Expires 1/17/14, Strike 95.00	72,981	10,864

		26,265

		284,250

Consumer, Cyclical — 0.0%
Lodging — 0.0%
Las Vegas Sands Corp., Call, Expires 1/17/14, Strike 77.25	65,683	53,441
Starwood Hotels & Resorts Worldwide, Inc., Call, Expires 1/17/14, Strike 85.00	10,947	4,490

		57,931

Retail — 0.0%
AutoZone, Inc., Call, Expires 1/17/14, Strike 550.00	3,430	1,166
Best Buy Co., Inc., Call, Expires 1/17/14, Strike 30.00	98,524	56,676
J.C. Penney Company, Inc., Call, Expires 1/17/14, Strike 55.00	51,086	1,252
Lowe’s Companies, Inc., Call, Expires 1/17/14, Strike 45.00	145,961	132,940
McDonald’s Corp., Call, Expires 1/17/14, Strike 135.00	32,841	1,731
Staples, Inc., Call, Expires 1/17/14, Strike 20.00	160,558	15,472
Yum! Brands, Inc., Call, Expires 1/17/14, Strike 100.00	25,543	4,266

		213,503

		271,434

Consumer, Non-cyclical — 0.1%
Beverages — 0.0%
Monster Beverage Corp., Call, Expires 1/17/14, Strike 105.00	25,543	2,522

Commercial Services — 0.0%
Mastercard Inc., Call, Expires 1/17/14, Strike 660.00	5,474	30,325
The Western Union Co., Call, Expires 1/17/14, Strike 25.00	25,543	228
Visa Inc., Call, Expires 1/17/14, Strike 190.00	16,786	78,948

		109,501

Foods — 0.1%
Safeway Inc., Call, Expires 1/17/14, Strike 25.00	43,788	131,437

Health Care – Products — 0.0%
Boston Scientific Corp., Call, Expires 1/17/14, Strike 10.00	82,468	18,720

Health Care – Services — 0.0%
Aetna Inc., Call, Expires 1/17/14, Strike 60.00	32,841	41,414

The accompanying notes are an integral part of the consolidated portfolios of investments.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Units	Value
Humana Inc., Call, Expires 1/17/14, Strike 105.00	14,596	$4,068
Humana, Inc., Put, Expires 8/17/13, Strike 67.50	83	39,010
UnitedHealth Group Inc., Call, Expires 1/17/14, Strike 85.00	36,490	2,086

		86,578

Pharmaceuticals — 0.0%
Bristol Myers Squibb Co., Call, Expires 1/17/14, Strike 50.00	81,738	12,874

		361,632

Energy — 0.0%
Oil & Gas — 0.0%
TOTAL S.A., Call, Expires 1/17/14, Strike 30.00	3,987	372

Oil & Gas Services — 0.0%
Halliburton Co., Call, Expires 1/17/14, Strike 55.00	69,332	24,595

		24,967

Financial — 0.6%
Banks — 0.0%
Bank of America Corp., Call, Expires 1/17/14, Strike 17.00	182,452	32,279

Diversified Financial — 0.6%
CBOE SPX Volatility Index, Call, Expires 5/22/13, Strike 18.00 (c)	14,500	18,125
Euro Stoxx 50 Index, Call, Expires 1/17/14, Strike 50.00	182,452	427,442
Goldman Sachs Japan Weak Yen Index, Call, Expires 3/14/14, Strike 93.80	8,722	250,670
JPMorgan Chase & Co., Call, Expires 1/17/14, Strike 60.00	182,452	76,336
KOSPI 200 Index, Put, Expires 12/12/13, Strike 243.53	36	20,880
Nikkei 225 Index, Call, Expires 12/13/13, Strike 11,000.00	82	146,919
Nikkei 225 Index, Call, Expires 12/13/13, Strike 11,000.00	23	41,209
Nikkei 225 Index, Call, Expires 12/13/13, Strike 11,000.00	7	12,541
Nikkei 225 Index, Call, Expires 12/13/13, Strike 9,354.06	165	528,171
Nikkei 225 Index, Call, Expires 12/13/13, Strike 9,400.00	164	523,327
Nikkei 225 Index, Call, Expires 12/13/13, Strike 9,600.00	165	492,062
Nikkei 225 Index, Call, Expires 12/13/13, Strike 9,617.63	154	455,920
Nikkei 225 Index, Call, Expires 3/14/14, Strike 9,685.15	167	496,250
Nikkei 225 Index, Call, Expires 4/12/13, Strike 11,400.00	248	245,810

	Units	Value
Russell 2000 Index, Put, Expires 5/17/13, Strike 890.00	1,606	$10,362
S&P 500 Index, Put, Expires 4/19/13, Strike 1,510.00	1,473	5,965
S&P 500 Index, Put, Expires 4/19/13, Strike 1,520.00	1,475	7,257
S&P 500 Index, Put, Expires 5/17/13, Strike 1,470.00 (c)	973	7,006
S&P 500 Index, Put, Expires 5/17/13, Strike 1,470.00 (c)	976	7,027
S&P 500 Index, Put, Expires 5/17/13, Strike 1,520.00	986	13,968
S&P 500 Index, Put, Expires 5/17/13, Strike 1,520.00	2,012	28,502
SPDR Barclays Capital Aggregate Bond ETF, Call, Expires 1/17/14, Strike 30.00	42,331	481
USD Call Euro Put, Expires 06/03/13, Strike 1.20	4,027,000	6,762

		3,822,992

		3,855,271

Industrial — 0.0%
Aerospace & Defense — 0.0%
Boeing Co., Call, Expires 1/17/14, Strike 110.00	29,192	11,276
United Technologies Corp., Call, Expires 1/17/14, Strike 120.00	27,733	4,861

		16,137

Machinery – Construction & Mining — 0.0%
Caterpillar Inc., Call, Expires 1/17/14, Strike 135.00	47,437	3,893

Manufacturing — 0.0%
General Electric Co., Call, Expires 1/17/14, Strike 35.00	182,452	4,693

		24,723

Technology — 0.0%
Computers — 0.0%
EMC Corp., Call, Expires 1/17/14, Strike 40.00	127,716	4,938
Hewlett-Packard Co., Call, Expires 1/17/14, Strike 30.00	182,452	146,506
International Business Machines Corp., Call, Expires 1/17/14, Strike 295.00	18,975	831
NetApp Inc., Call, Expires 1/17/14, Strike 60.00	59,844	4,914

		157,189

Semiconductors — 0.0%
Marvell Technology Group Ltd., Call, Expires 1/17/14, Strike 20.00	105,822	4,605
Broadcom Corp., Call, Expires 1/17/14, Strike 55.00	43,788	2,883

The accompanying notes are an integral part of the consolidated portfolios of investments.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Units	Value
Intel Corp., Call, Expires 1/17/14, Strike 40.00	182,452	$2,840

		10,328

Software — 0.0%
Activision Blizzard, Inc., Call, Expires 1/17/14, Strike 20.00	45,248	7,336
Microsoft Corp., Call, Expires 1/17/14, Strike 45.00	182,452	5,302

		12,638

		180,155

TOTAL PURCHASED OPTIONS (Cost $4,116,822)		5,074,754

	Number of Shares
WARRANTS — 0.0%

Basic Materials — 0.0%
Mining — 0.0%
Kinross Gold Corp., Expires 9/03/13, Strike 32.00 (a)	7,400	36

Financial — 0.0%
Insurance — 0.0%
TFS Corp. Ltd., Expires 07/15/18, Strike 1.28 (a)	222,000	34,351

TOTAL WARRANTS (Cost $33,373)		34,387

TOTAL LONG-TERM INVESTMENTS (Cost $449,359,482)		513,506,959

	Principal Amount
SHORT-TERM INVESTMENTS — 16.6%
Certificate of Deposit — 0.1%
Banco Del Estado De Chile 2.030% 4/02/15	$475,000	473,272

Sovereign Debt Obligations — 1.6%
Japan Treasury Discount Bill JPY (f) 0.010% 5/13/13	140,000,000	1,487,084
Japan Treasury Discount Bill JPY (f) 0.010% 6/20/13	120,000,000	1,274,533
Japan Treasury Discount Bill JPY (f) 0.010% 9/10/13	180,000,000	1,911,783
Mexico Cetes MXN (f) 0.000% 8/22/13	7,199,000	573,506
Mexico Cetes MXN (f) 0.000% 9/05/13	9,358,700	744,397

	Principal Amount	Value
Mexico Cetes MXN (f) 0.000% 9/19/13	$19,440,000	$1,543,899
Mexico Cetes MXN (f) 0.010% 4/04/13	24,862,100	2,011,456

		9,546,658

Time Deposits — 0.0%
Brown Brothers Time Deposit 0.030% 4/01/13	135,611	135,611

U.S. Treasury Bills — 14.9%
U.S. Treasury Bill 0.010% 4/04/13	3,450,000	3,449,966
U.S. Treasury Bill 0.010% 4/11/13	9,150,000	9,149,812
U.S. Treasury Bill 0.010% 4/18/13	1,440,000	1,439,948
U.S. Treasury Bill 0.010% 4/25/13	1,640,000	1,639,902
U.S. Treasury Bill 0.010% 5/02/13	7,600,000	7,599,606
U.S. Treasury Bill 0.010% 5/09/13	5,500,000	5,499,491
U.S. Treasury Bill 0.010% 5/16/13	4,900,000	4,899,454
U.S. Treasury Bill 0.010% 5/23/13	4,800,000	4,799,396
U.S. Treasury Bill 0.010% 6/06/13	1,500,000	1,499,799
U.S. Treasury Bill 0.010% 6/13/13	42,897,000	42,888,568
U.S. Treasury Bill 0.010% 6/20/13	7,950,000	7,948,574

		90,814,516

TOTAL SHORT-TERM INVESTMENTS (Cost $100,916,716)		100,970,057

TOTAL INVESTMENTS — 100.6% (Cost $550,276,198) (j)		614,477,016

Other Assets/(Liabilities) —(0.6)%		(3,674,830)

NET ASSETS — 100.0%		$610,802,186

	Number of Shares
EQUITIES SOLD SHORT — (0.2)%
Consumer, Cyclical — (0.2)%
Retail — (0.2)%
Fast Retailing Co. Ltd.	(3,400)	(1,087,401)

The accompanying notes are an integral part of the consolidated portfolios of investments.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

Value
TOTAL EQUITIES SOLD SHORT (Cost $(926,498))	$(1,087,401)

TOTAL SECURITIES SOLD SHORT (Cost $(926,498))	(1,087,401)

Notes to Consolidated Portfolio of Investments

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
ETF	Exchange-Traded Fund
EUR	Euro
FRN	Floating Rate Note
GBP	British Pound
GDR	Global Depositary Receipt
HKD	Hong Kong Dollar
ADR	American Depositary Receipt
JPY	Japanese Yen
MBS	Mortgage-Backed Security
MYR	Malaysian Ringgit
RUB	Russian Ruble
SGD	Singapore Dollar
STEP	Step Up Bond
TRY	New Turkish Lira
VRN	Variable Rate Note
(a)	Non-income producing security.
(b)	These securities are held as collateral for written options. (Note 2).
(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2013, these securities amounted to a value of $2,427,171 or 0.40% of net assets.
(d)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At March 31, 2013, these securities amounted to a value of $1,853,145 or 0.30% of net assets.
(e)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2013, these securities amounted to a value of $15,285,850 or 2.50% of net assets.
(f)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(g)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At March 31, 2013, these securities amounted to a value of $233,585 or 0.04% of net assets.
(h)	Restricted security. Certain securities are restricted as to resale. At March 31, 2013, these securities amounted to a value of $3,358,880 or 0.55% of net assets. The Funds generally bear the costs, if any, associated with the disposition of restricted securities.
(i)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(j)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the consolidated portfolios of investments.

MassMutual Select Diversified Value Fund – Portfolio of Investments

March 31, 2013 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.1%

COMMON STOCK — 97.1%
Basic Materials — 1.6%
Chemicals — 1.1%
Air Products & Chemicals, Inc.	4,600	$400,752
Albemarle Corp.	1,700	106,284
Ashland, Inc.	1,600	118,880
CF Industries Holdings, Inc.	1,400	266,518
E.I. du Pont de Nemours & Co.	48,320	2,375,411
Huntsman Corp.	3,800	70,642
The Mosaic Co.	6,700	399,387
NewMarket Corp.	300	78,108

		3,815,982

Iron & Steel — 0.1%
Nucor Corp.	3,400	156,910
Reliance Steel & Aluminum Co.	1,800	128,106
Steel Dynamics, Inc.	5,000	79,350

		364,366

Mining — 0.4%
Vulcan Materials Co.	30,698	1,587,087

		5,767,435

Communications — 12.2%
Advertising — 0.8%
The Interpublic Group of Companies, Inc.	9,800	127,694
Omnicom Group, Inc.	44,266	2,607,267

		2,734,961

Internet — 2.3%
AOL, Inc.	38,627	1,486,753
eBay, Inc. (a)	31,997	1,734,878
Google, Inc. Class A (a)	1,902	1,510,245
Liberty Interactive Corp. Class A (a)	114,776	2,453,911
Symantec Corp. (a)	15,800	389,944
Yahoo!, Inc. (a)	26,700	628,251

		8,203,982

Media — 4.2%
CBS Corp. Class B	52,233	2,438,759
Comcast Corp. Class A	72,431	3,042,826
DIRECTV (a)	43,394	2,456,534
Gannett Co., Inc.	5,000	109,350
Time Warner Cable, Inc.	6,500	624,390
Time Warner, Inc.	38,300	2,206,846
Viacom, Inc. Class B	59,887	3,687,243

		14,565,948

Telecommunications — 4.9%
AT&T, Inc.	196,041	7,192,744
Cisco Systems, Inc.	209,047	4,371,173
Harris Corp.	2,500	115,850

	Number of Shares	Value
Juniper Networks, Inc. (a)	11,700	$216,918
MetroPCS Communications, Inc. (a)	6,800	74,120
Motorola Solutions, Inc.	47,200	3,022,216
Vodafone Group PLC Sponsored ADR (United Kingdom)	83,332	2,367,462

		17,360,483

		42,865,374

Consumer, Cyclical — 7.3%
Airlines — 0.2%
Alaska Air Group, Inc. (a)	1,500	95,940
Delta Air Lines, Inc. (a)	15,700	259,207
Southwest Airlines Co.	16,800	226,464

		581,611

Auto Manufacturers — 0.9%
General Motors Co. (a)	99,522	2,768,702
Paccar, Inc.	7,900	399,424

		3,168,126

Automotive & Parts — 0.4%
Delphi Automotive PLC	6,900	306,360
The Goodyear Tire & Rubber Co. (a)	5,500	69,355
Johnson Controls, Inc.	15,000	526,050
Lear Corp.	2,200	120,714
TRW Automotive Holdings Corp. (a)	2,800	154,000
WABCO Holdings, Inc. (a)	1,400	98,826

		1,275,305

Entertainment — 0.0%
International Game Technology	4,500	74,250

Housewares — 0.1%
Newell Rubbermaid, Inc.	6,500	169,650

Leisure Time — 0.0%
Royal Caribbean Cruises Ltd.	4,600	152,812

Retail — 5.6%
Abercrombie & Fitch Co. Class A	1,700	78,540
AutoZone, Inc. (a)	600	238,062
CVS Caremark Corp.	71,981	3,958,235
Dillard’s, Inc. Class A	900	70,695
Family Dollar Stores, Inc.	28,735	1,696,802
Foot Locker, Inc.	3,500	119,840
GameStop Corp. Class A	2,900	81,113
The Gap, Inc.	10,900	385,860
Lowe’s Cos., Inc.	74,411	2,821,665
Macy’s, Inc.	21,100	882,824
Signet Jewelers Ltd.	1,800	120,600
Target Corp.	52,912	3,621,826
Wal-Mart Stores, Inc.	75,700	5,664,631

		19,740,693

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Select Diversified Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Toys, Games & Hobbies — 0.1%
Hasbro, Inc.	2,800	$123,032
Mattel, Inc.	7,600	332,804

		455,836

		25,618,283

Consumer, Non-cyclical — 18.0%
Agriculture — 1.2%
Altria Group, Inc.	43,900	1,509,721
Archer-Daniels-Midland Co.	14,500	489,085
Bunge Ltd.	3,400	251,022
Philip Morris International, Inc.	20,445	1,895,456

		4,145,284

Beverages — 1.7%
Coca-Cola Enterprises, Inc.	71,704	2,647,312
Dr. Pepper Snapple Group, Inc.	4,800	225,360
Molson Coors Brewing Co. Class B	3,700	181,041
PepsiCo, Inc.	37,310	2,951,594

		6,005,307

Biotechnology — 0.6%
Amgen, Inc.	19,900	2,039,949

Commercial Services — 0.4%
Global Payments, Inc.	1,700	84,422
Manpower, Inc.	1,700	96,424
McKesson Corp.	11,200	1,209,152

		1,389,998

Cosmetics & Personal Care — 0.7%
The Procter & Gamble Co.	34,105	2,628,131

Foods — 1.4%
Campbell Soup Co.	7,100	322,056
ConAgra Foods, Inc.	8,500	304,385
General Mills, Inc.	14,600	719,926
Ingredion, Inc.	2,400	173,568
The J.M. Smucker Co.	3,300	327,228
The Kroger Co.	13,200	437,448
Smithfield Foods, Inc. (a)	2,900	76,792
Sysco Corp.	13,300	467,761
Tyson Foods, Inc. Class A	6,500	161,330
Unilever NV NY Shares	46,868	1,921,588

		4,912,082

Health Care – Products — 2.7%
Baxter International, Inc.	38,022	2,761,918
Becton, Dickinson & Co.	5,100	487,611
Boston Scientific Corp. (a)	32,400	253,044
CareFusion Corp. (a)	4,600	160,954
Covidien PLC	48,164	3,267,446
Medtronic, Inc.	22,900	1,075,384
St. Jude Medical, Inc.	6,900	279,036
Stryker Corp.	8,600	561,064
Zimmer Holdings, Inc.	8,600	646,892

		9,493,349

	Number of Shares	Value
Health Care – Services — 1.7%
Aetna, Inc.	11,300	$577,656
Cigna Corp.	6,500	405,405
HCA Holdings, Inc.	51,908	2,109,022
UnitedHealth Group, Inc.	50,350	2,880,524
Universal Health Services, Inc. Class B	1,800	114,966

		6,087,573

Household Products — 0.1%
Jarden Corp. (a)	2,800	119,980
Tupperware Brands Corp.	1,200	98,088

		218,068

Pharmaceuticals — 7.5%
AmerisourceBergen Corp.	5,300	272,685
Bristol-Myers Squibb Co.	62,968	2,593,652
Cardinal Health, Inc.	7,600	316,312
Eli Lilly & Co.	26,300	1,493,577
Forest Laboratories, Inc. (a)	71,266	2,710,959
Merck & Co., Inc.	161,862	7,159,156
Mylan, Inc. (a)	9,200	266,248
Omnicare, Inc.	2,700	109,944
Pfizer, Inc.	295,803	8,536,874
Sanofi ADR (France)	51,222	2,616,420
United Therapeutics Corp. (a)	1,100	66,957

		26,142,784

		63,062,525

Energy — 13.0%
Coal — 0.3%
CONSOL Energy, Inc.	27,946	940,383

Oil & Gas — 11.2%
Atwood Oceanics, Inc. (a)	1,400	73,556
Chevron Corp.	99,011	11,764,487
ConocoPhillips	41,200	2,476,120
Denbury Resources, Inc. (a)	8,200	152,930
EOG Resources, Inc.	19,740	2,528,102
Exxon Mobil Corp.	144,830	13,050,631
Helmerich & Payne, Inc.	2,400	145,680
Hess Corp.	55,326	3,961,895
Marathon Oil Corp.	16,100	542,892
Murphy Oil Corp.	4,500	286,785
Noble Energy, Inc.	27,912	3,228,302
Patterson-UTI Energy, Inc.	2,600	61,984
Rowan Cos. PLC Class A (a)	3,000	106,080
Tesoro Corp.	2,800	163,940
Valero Energy Corp.	11,800	536,782
Whiting Petroleum Corp. (a)	2,600	132,184

		39,212,350

Oil & Gas Services — 1.5%
HollyFrontier Corp.	4,500	232,477
National Oilwell Varco, Inc.	9,400	665,050

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Select Diversified Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
RPC, Inc.	4,800	$72,816
Schlumberger Ltd.	34,765	2,603,551
Transocean Ltd.	32,469	1,687,089

		5,260,983

		45,413,716

Financial — 23.1%
Banks — 8.4%
Bank of America Corp.	354,651	4,319,649
Bank of New York Mellon Corp.	26,400	738,936
BB&T Corp.	15,700	492,823
BOK Financial Corp.	1,400	87,220
Comerica, Inc.	4,400	158,180
Commerce Bancshares, Inc.	2,400	97,992
Cullen/Frost Bankers, Inc.	1,300	81,289
East West Bancorp, Inc.	3,300	84,711
Fifth Third Bancorp	176,903	2,885,288
Huntington Bancshares, Inc.	19,100	141,149
KeyCorp	21,000	209,160
Northern Trust Corp.	5,000	272,800
PNC Financial Services Group, Inc.	53,840	3,580,360
State Street Corp.	68,483	4,046,660
SunTrust Banks, Inc.	12,200	351,482
U.S. Bancorp	95,878	3,253,141
Wells Fargo & Co.	231,480	8,562,445
Zions Bancorp	4,300	107,457

		29,470,742

Diversified Financial — 7.8%
American Express Co.	26,800	1,807,928
Ameriprise Financial, Inc.	46,574	3,430,175
BlackRock, Inc.	3,800	976,144
CIT Group, Inc. (a)	4,600	200,008
Citigroup, Inc.	66,879	2,958,727
Discover Financial Services	69,012	3,094,498
Franklin Resources, Inc.	4,900	738,969
The Goldman Sachs Group, Inc.	10,900	1,603,935
Invesco Ltd.	9,200	266,432
JP Morgan Chase & Co.	211,474	10,036,556
Legg Mason, Inc.	56,066	1,802,522
The NASDAQ OMX Group, Inc.	4,200	135,660
SLM Corp.	10,600	217,088

		27,268,642

Insurance — 6.1%
ACE Ltd.	7,400	658,378
Aflac, Inc.	10,700	556,614
The Allstate Corp.	11,000	539,770
American Financial Group, Inc.	5,600	265,328
American International Group, Inc. (a)	80,888	3,140,072
Arch Capital Group Ltd. (a)	2,900	152,453
Assurant, Inc.	1,700	76,517
Axis Capital Holdings Ltd.	2,800	116,536

	Number of Shares	Value
The Chubb Corp.	16,900	$1,479,257
Cincinnati Financial Corp.	3,800	179,322
The Hartford Financial Services Group, Inc.	9,900	255,420
HCC Insurance Holdings, Inc.	3,800	159,714
Lincoln National Corp.	6,100	198,921
Loews Corp.	24,500	1,079,715
Markel Corp. (a)	500	251,750
MetLife, Inc.	73,989	2,813,062
PartnerRe Ltd.	1,300	121,043
Principal Financial Group, Inc.	7,100	241,613
Prudential Financial, Inc.	10,200	601,698
Reinsurance Group of America, Inc. Class A	2,200	131,274
RenaissanceRe Holdings Ltd.	3,300	303,567
Torchmark Corp.	6,400	382,720
The Travelers Cos., Inc.	49,204	4,142,485
Unum Group	106,403	3,005,885
W.R. Berkley Corp.	4,800	212,976
XL Group PLC	6,800	206,040

		21,272,130

Real Estate Investment Trusts (REITS) — 0.7%
Weyerhaeuser Co.	84,227	2,643,043

Savings & Loans — 0.1%
New York Community Bancorp, Inc.	9,700	139,195
People’s United Financial, Inc.	7,800	104,832

		244,027

		80,898,584

Industrial — 12.8%
Aerospace & Defense — 2.2%
General Dynamics Corp.	10,300	726,253
L-3 Communications Holdings, Inc.	2,200	178,024
Lockheed Martin Corp.	7,200	694,944
Northrop Grumman Corp.	44,007	3,087,091
Raytheon Co.	7,400	435,046
Rockwell Collins, Inc.	3,200	201,984
United Technologies Corp.	26,200	2,447,866

		7,771,208

Building Materials — 0.0%
Owens Corning, Inc. (a)	2,900	114,347

Electrical Components & Equipment — 0.3%
Emerson Electric Co.	15,900	888,333
Energizer Holdings, Inc.	1,400	139,622
Molex, Inc.	3,700	108,336

		1,136,291

Electronics — 0.2%
Agilent Technologies, Inc.	7,800	327,366
Arrow Electronics, Inc. (a)	2,300	93,426
Avnet, Inc. (a)	5,500	199,100

		619,892

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Select Diversified Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Engineering & Construction — 0.1%
Fluor Corp.	3,600	$238,788
KBR, Inc.	3,200	102,656
URS Corp.	1,700	80,597

		422,041

Environmental Controls — 0.1%
Republic Services, Inc.	8,300	273,900

Hand & Machine Tools — 0.1%
Lincoln Electric Holdings, Inc.	1,700	92,106
Snap-on, Inc.	1,300	107,510
Stanley Black & Decker, Inc.	3,900	315,783

		515,399

Health Care – Services — 0.2%
Thermo Fisher Scientific, Inc.	8,200	627,218

Machinery – Construction & Mining — 0.1%
Ingersoll-Rand PLC	5,600	308,056
Joy Global, Inc.	2,300	136,896

		444,952

Machinery – Diversified — 0.5%
AGCO Corp.	2,200	114,664
Cummins, Inc.	4,400	509,564
Deere & Co.	8,800	756,624
Rockwell Automation, Inc.	2,900	250,415

		1,631,267

Manufacturing — 6.4%
3M Co.	15,700	1,669,067
Dover Corp.	37,542	2,736,061
Eaton Corp. PLC	39,825	2,439,281
General Electric Co.	438,403	10,135,877
Honeywell International, Inc.	51,124	3,852,194
Illinois Tool Works, Inc.	10,600	645,964
Parker Hannifin Corp.	3,600	329,688
Textron, Inc.	6,000	178,860
Tyco International Ltd.	9,800	313,600

		22,300,592

Metal Fabricate & Hardware — 0.0%
The Timken Co.	2,100	118,818

Packaging & Containers — 0.7%
Ball Corp.	7,600	361,608
Crown Holdings, Inc. (a)	3,900	162,279
Owens-Illinois, Inc. (a)	3,600	95,940
Sealed Air Corp.	74,586	1,798,269
Sonoco Products Co.	2,700	94,473

		2,512,569

Transportation — 1.9%
CSX Corp.	23,400	576,342
FedEx Corp.	6,400	628,480
Norfolk Southern Corp.	46,667	3,597,092

	Number of Shares	Value
Union Pacific Corp.	10,300	$1,466,823
United Continental Holdings, Inc. (a)	7,300	233,673

		6,502,410

		44,990,904

Technology — 5.3%
Computers — 2.0%
Apple, Inc.	2,987	1,322,136
International Business Machines Corp.	25,400	5,417,820
SanDisk Corp. (a)	4,200	231,000

		6,970,956

Office Equipment/Supplies — 0.1%
Xerox Corp.	27,700	238,220

Semiconductors — 1.1%
Applied Materials, Inc.	103,880	1,400,303
KLA-Tencor Corp.	3,900	205,686
Texas Instruments, Inc.	69,296	2,458,622

		4,064,611

Software — 2.1%
The Dun & Bradstreet Corp.	1,100	92,015
Fidelity National Information Services, Inc.	6,600	261,492
Microsoft Corp.	58,022	1,660,009
Oracle Corp.	164,497	5,319,833

		7,333,349

		18,607,136

Utilities — 3.8%
Electric — 3.6%
Alliant Energy Corp.	2,800	140,504
Ameren Corp.	5,100	178,602
American Electric Power Co., Inc.	11,000	534,930
Calpine Corp. (a)	96,155	1,980,793
Edison International	66,226	3,332,492
FirstEnergy Corp.	50,686	2,138,949
Integrys Energy Group, Inc.	1,700	98,872
MDU Resources Group, Inc.	4,400	109,956
NextEra Energy, Inc.	7,600	590,368
NRG Energy, Inc.	61,906	1,639,890
NV Energy, Inc.	8,900	178,267
Pepco Holdings, Inc.	4,600	98,440
Pinnacle West Capital Corp.	2,500	144,725
PPL Corp.	10,800	338,148
Public Service Enterprise Group, Inc.	10,600	364,004
Westar Energy, Inc.	2,300	76,314
Wisconsin Energy Corp.	5,300	227,317
Xcel Energy, Inc.	8,900	264,330

		12,436,901

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Select Diversified Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Gas — 0.2%
Atmos Energy Corp.	2,600	$110,994
Energen Corp.	2,100	109,221
Sempra Energy	4,800	383,712

		603,927

Water — 0.0%
American Water Works Co., Inc.	3,800	157,472

		13,198,300

TOTAL COMMON STOCK (Cost $264,892,797)		340,422,257

TOTAL EQUITIES (Cost $264,892,797)		340,422,257

MUTUAL FUNDS — 0.9%
Diversified Financial — 0.9%
iShares Russell 1000 Value Index Fund	38,682	3,139,818

TOTAL MUTUAL FUNDS (Cost $2,939,890)		3,139,818

TOTAL LONG-TERM INVESTMENTS (Cost $267,832,687)		343,562,075

	Principal Amount
SHORT-TERM INVESTMENTS — 2.1%
Repurchase Agreement — 2.1%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/28/13, 0.010%, due 4/01/13 (b)	$7,226,664	7,226,664

Time Deposits — 0.0%
Euro Time Deposit 0.010% 4/01/13	66,484	66,484

TOTAL SHORT-TERM INVESTMENTS (Cost $7,293,148)		7,293,148

TOTAL INVESTMENTS —100.1% (Cost $275,125,835) (c)		350,855,223

Other Assets/(Liabilities) — (0.1)%		(488,478)

NET ASSETS — 100.0%		$350,366,745

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $7,226,672. Collateralized by U.S. Government Agency obligations with a rate of 3.500%, maturity dates ranging from 2/01/32 – 6/01/32, and an aggregate market value, including accrued interest, of $7,377,253.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Select Fundamental Value Fund – Portfolio of Investments

March 31, 2013 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.0%

COMMON STOCK — 98.0%
Basic Materials — 5.6%
Chemicals — 2.8%
The Dow Chemical Co.	400,600	$12,755,104
E.I. du Pont de Nemours & Co.	228,700	11,242,892
The Mosaic Co.	290,700	17,328,627

		41,326,623

Forest Products & Paper — 1.0%
International Paper Co.	317,700	14,798,466

Iron & Steel — 1.3%
Nucor Corp.	185,000	8,537,750
Steel Dynamics, Inc.	669,500	10,624,965

		19,162,715

Mining — 0.5%
Barrick Gold Corp.	229,800	6,756,120

		82,043,924

Communications — 7.9%
Media — 2.9%
CBS Corp. Class B	219,100	10,229,779
Comcast Corp. Class A	443,450	18,629,334
Thomson Reuters Corp.	423,400	13,752,032

		42,611,145

Telecommunications — 5.0%
AT&T, Inc.	879,856	32,281,917
Cisco Systems, Inc.	1,961,900	41,023,329

		73,305,246

		115,916,391

Consumer, Cyclical — 8.6%
Auto Manufacturers — 1.1%
General Motors Co. (a)	185,800	5,168,956
Paccar, Inc.	201,500	10,187,840

		15,356,796

Automotive & Parts — 0.4%
The Goodyear Tire & Rubber Co. (a)	508,200	6,408,402

Housewares — 0.9%
Newell Rubbermaid, Inc.	524,300	13,684,230

Retail — 6.2%
AutoZone, Inc. (a)	40,600	16,108,862
CVS Caremark Corp.	375,600	20,654,244
The Home Depot, Inc.	204,400	14,263,032
Kohl’s Corp.	237,600	10,960,488

	Number of Shares	Value
Lowe’s Cos., Inc.	456,700	$17,318,064
Nordstrom, Inc.	214,900	11,868,927

		91,173,617

		126,623,045

Consumer, Non-cyclical — 17.0%
Agriculture — 1.4%
Philip Morris International, Inc.	222,000	20,581,620

Beverages — 2.1%
Anheuser-Busch InBev NV Sponsored ADR (Belgium)	156,230	15,552,696
PepsiCo, Inc.	193,400	15,299,874

		30,852,570

Biotechnology — 1.2%
Amgen, Inc.	166,700	17,088,417

Foods — 1.2%
General Mills, Inc.	245,200	12,090,812
Kraft Foods Group, Inc.	118,966	6,130,318

		18,221,130

Health Care – Products — 3.6%
Baxter International, Inc.	240,400	17,462,656
Covidien PLC	287,600	19,510,784
Johnson & Johnson	187,000	15,246,110

		52,219,550

Health Care – Services — 1.3%
UnitedHealth Group, Inc.	329,000	18,822,090

Pharmaceuticals — 6.2%
Merck & Co., Inc.	687,200	30,394,856
Pfizer, Inc.	997,400	28,784,964
Roche Holding AG	84,854	19,811,129
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	295,300	11,717,504

		90,708,453

		248,493,830

Energy — 12.6%
Oil & Gas — 11.3%
Anadarko Petroleum Corp.	182,500	15,959,625
Chevron Corp.	407,500	48,419,150
EOG Resources, Inc.	54,600	6,992,622
Exxon Mobil Corp.	347,400	31,304,214
Marathon Oil Corp.	402,600	13,575,672
Noble Corp.	195,400	7,454,510
Occidental Petroleum Corp.	259,200	20,313,504
Royal Dutch Shell PLC B Shares Sponsored ADR (United Kingdom)	161,800	10,811,476

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Select Fundamental Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Southwestern Energy Co. (a)	290,900	$10,838,934

		165,669,707

Oil & Gas Services — 1.3%
Halliburton Co.	476,900	19,271,529

		184,941,236

Financial — 26.0%
Banks — 6.6%
BB&T Corp.	529,100	16,608,449
PNC Financial Services Group, Inc.	463,000	30,789,500
Wells Fargo & Co.	1,324,800	49,004,352

		96,402,301

Diversified Financial — 10.9%
Ameriprise Financial, Inc.	178,900	13,175,985
BlackRock, Inc.	91,700	23,555,896
Citigroup, Inc.	567,600	25,110,624
Credit Suisse Group Sponsored ADR (Switzerland)	269,200	7,053,040
The Goldman Sachs Group, Inc.	139,600	20,542,140
IntercontinentalExchange, Inc. (a)	103,700	16,910,359
JP Morgan Chase & Co.	1,109,236	52,644,341

		158,992,385

Insurance — 8.5%
ACE Ltd.	356,200	31,691,114
American International Group, Inc. (a)	421,600	16,366,512
The Chubb Corp.	150,100	13,138,253
Marsh & McLennan Cos., Inc.	617,600	23,450,272
Principal Financial Group, Inc.	349,348	11,888,312
Swiss Re AG	161,220	13,120,727
Unum Group	534,600	15,102,450

		124,757,640

		380,152,326

Industrial — 10.9%
Aerospace & Defense — 2.8%
The Boeing Co.	188,900	16,217,065
Spirit AeroSystems Holdings, Inc. Class A (a)	510,800	9,700,092
United Technologies Corp.	164,400	15,359,892

		41,277,049

Hand & Machine Tools — 1.2%
Stanley Black & Decker, Inc.	214,400	17,359,968

Machinery – Construction & Mining — 1.0%
Ingersoll-Rand PLC	262,700	14,451,127

Manufacturing — 5.9%
3M Co.	142,600	15,159,806
Eaton Corp. PLC	329,400	20,175,750
General Electric Co.	1,219,000	28,183,280
Illinois Tool Works, Inc.	236,500	14,412,310

	Number of Shares	Value
Tyco International Ltd.	268,900	$8,604,800

		86,535,946

		159,624,090

Technology — 6.4%
Computers — 1.9%
EMC Corp. (a)	879,400	21,008,866
Hewlett-Packard Co.	280,700	6,691,888

		27,700,754

Semiconductors — 3.3%
Analog Devices, Inc.	333,200	15,490,468
Intel Corp.	812,000	17,742,200
Xilinx, Inc.	403,100	15,386,327

		48,618,995

Software — 1.2%
Microsoft Corp.	600,300	17,174,583

		93,494,332

Utilities — 3.0%
Electric — 3.0%
Edison International	252,500	12,705,800
Entergy Corp.	153,600	9,713,664
NextEra Energy, Inc.	98,900	7,682,552
Northeast Utilities	305,500	13,277,030

		43,379,046

TOTAL COMMON STOCK (Cost $1,087,009,365)		1,434,668,220

TOTAL EQUITIES (Cost $1,087,009,365)		1,434,668,220

TOTAL LONG-TERM INVESTMENTS (Cost $1,087,009,365)		1,434,668,220

	Principal Amount
SHORT-TERM INVESTMENTS — 1.6%
Repurchase Agreement — 1.6%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/28/13, 0.010%, due 4/01/13 (b)	$23,804,348	23,804,348

Time Deposits — 0.0%
Euro Time Deposit 0.010% 4/01/13	239,470	239,470

TOTAL SHORT-TERM INVESTMENTS (Cost $24,043,818)		24,043,818

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Select Fundamental Value Fund – Portfolio of Investments (Continued)

Value
TOTAL INVESTMENTS — 99.6% (Cost $1,111,053,183) (c)	$1,458,712,038

Other Assets/(Liabilities) — 0.4%	5,661,000

NET ASSETS — 100.0%	$1,464,373,038

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $23,804,375. Collateralized by U.S. Government Agency obligations with rates ranging from 2.475% – 3.500%, maturity dates ranging from 6/01/32 – 3/01/34, and an aggregate market value, including accrued interest, of $24,284,668.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Select Large Cap Value Fund – Portfolio of Investments

March 31, 2013 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.5%

COMMON STOCK — 97.3%
Basic Materials — 4.0%
Chemicals — 1.7%
BASF SE Sponsored ADR (Germany)	27,300	$2,396,940
The Dow Chemical Co.	29,602	942,528
LyondellBasell Industries NV Class A	28,232	1,786,803
The Mosaic Co.	27,810	1,657,754
Olin Corp.	79,821	2,013,086

		8,797,111

Forest Products & Paper — 0.9%
International Paper Co.	79,138	3,686,248
MeadWestvaco Corp.	26,935	977,740

		4,663,988

Iron & Steel — 0.7%
Carpenter Technology Corp.	68,400	3,371,436

Mining — 0.7%
Alcoa, Inc.	219,300	1,868,436
Southern Copper Corp. (a)	37,040	1,391,593

		3,260,029

		20,092,564

Communications — 8.4%
Advertising — 0.8%
Aimia, Inc.	266,500	4,048,135

Internet — 0.3%
AOL, Inc.	38,530	1,483,020

Media — 1.1%
Gannett Co., Inc.	89,647	1,960,580
Reed Elsevier NV	54,017	925,948
Time Warner, Inc.	31,494	1,814,684
Vivendi SA	61,094	1,265,324

		5,966,536

Telecommunications — 6.2%
AT&T, Inc.	181,338	6,653,291
BCE, Inc.	47,353	2,210,912
BT Group PLC	194,435	819,270
CenturyLink, Inc.	94,124	3,306,576
Cisco Systems, Inc.	211,069	4,413,453
Telefonica SA Sponsored ADR (Spain) (a)	43,012	581,092
Telstra Corp. Ltd.	272,375	1,280,476
Verizon Communications, Inc.	106,156	5,217,568
Vodafone Group PLC Sponsored ADR (United Kingdom)	210,137	5,969,992
West Corp. (b)	41,144	789,553

		31,242,183

		42,739,874

	Number of Shares	Value
Consumer, Cyclical — 6.4%
Auto Manufacturers — 0.4%
Ford Motor Co.	136,397	$1,793,621

Distribution & Wholesale — 0.4%
Genuine Parts Co.	23,764	1,853,592

Entertainment — 0.9%
Cinemark Holdings, Inc.	37,692	1,109,653
National CineMedia, Inc.	88,272	1,392,932
Regal Entertainment Group Class A (a)	107,638	1,794,325

		4,296,910

Home Builders — 0.4%
Lennar Corp.	65,612	2,116,643

Home Furnishing — 0.2%
Whirlpool Corp.	9,441	1,118,381

Leisure Time — 0.1%
Carnival Corp.	20,441	701,126

Lodging — 0.2%
Las Vegas Sands Corp.	19,887	1,120,632

Retail — 3.8%
Cash America International, Inc. (a)	126,700	6,647,949
GameStop Corp. Class A (a)	41,314	1,155,553
The Home Depot, Inc.	15,900	1,109,502
Limited Brands, Inc.	31,356	1,400,359
McDonald’s Corp.	42,758	4,262,545
Wal-Mart Stores, Inc.	61,600	4,609,528

		19,185,436

		32,186,341

Consumer, Non-cyclical — 26.3%
Agriculture — 3.7%
Altria Group, Inc.	64,871	2,230,913
Lorillard, Inc.	115,742	4,670,190
Philip Morris International, Inc.	127,910	11,858,536

		18,759,639

Beverages — 0.9%
The Coca-Cola Co.	70,345	2,844,752
Diageo PLC Sponsored ADR (United Kingdom)	4,363	549,040
PepsiCo, Inc.	14,330	1,133,646

		4,527,438

Biotechnology — 0.2%
Amgen, Inc.	9,156	938,582

Commercial Services — 2.7%
Deluxe Corp.	50,472	2,089,541
Donnelley (R.R.) & Sons Co. (a)	75,246	906,714
MasterCard, Inc. Class A	8,300	4,491,379
Paychex, Inc.	27,964	980,698

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Select Large Cap Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Western Union Co.	339,900	$5,112,096

		13,580,428

Cosmetics & Personal Care — 0.9%
Avon Products, Inc.	81,456	1,688,583
The Procter & Gamble Co.	39,973	3,080,319

		4,768,902

Foods — 2.7%
B&G Foods, Inc.	68,036	2,074,418
ConAgra Foods, Inc.	79,469	2,845,785
The Hershey Co.	8,647	756,872
Kellogg Co.	8,604	554,356
Kraft Foods Group, Inc.	45,646	2,352,138
Sysco Corp.	24,171	850,094
Tyson Foods, Inc. Class A	93,100	2,310,742
Unilever NV NY Shares	40,761	1,671,201

		13,415,606

Health Care – Products — 1.5%
Johnson & Johnson	76,423	6,230,767
Medtronic, Inc.	28,714	1,348,410

		7,579,177

Health Care – Services — 0.3%
UnitedHealth Group, Inc.	24,192	1,384,024

Household Products — 1.8%
Kimberly-Clark Corp.	20,184	1,977,628
Reckitt Benckiser Group PLC	16,987	1,218,910
Tupperware Brands Corp.	71,500	5,844,410

		9,040,948

Pharmaceuticals — 11.6%
AbbVie, Inc.	17,657	720,052
Actavis, Inc. (b)	12,300	1,132,953
AstraZeneca PLC Sponsored ADR (United Kingdom)	14,886	744,002
Bristol-Myers Squibb Co.	34,405	1,417,142
Eli Lilly & Co.	209,821	11,915,735
GlaxoSmithKline PLC ADR (United Kingdom)	15,002	703,744
Herbalife Ltd. (a)	137,700	5,156,865
Mead Johnson Nutrition Co.	9,270	717,961
Merck & Co., Inc.	276,224	12,217,388
Novartis AG ADR (Switzerland)	18,265	1,301,199
Pfizer, Inc.	612,476	17,676,057
Roche Holding AG Sponsored ADR (Switzerland)	49,086	2,876,440
Sanofi ADR (France)	27,115	1,385,034
Warner Chilcott PLC Class A	57,048	773,000

		58,737,572

		132,732,316

	Number of Shares	Value
Energy — 10.8%
Oil & Gas — 8.4%
BP PLC Sponsored ADR (United Kingdom)	194,164	$8,222,845
Chesapeake Energy Corp. (a)	98,100	2,002,221
Chevron Corp.	35,058	4,165,592
ConocoPhillips	37,200	2,235,720
Ensco PLC Class A	188,000	11,280,000
Exxon Mobil Corp.	50,300	4,532,533
Marathon Petroleum Corp.	8,597	770,291
Occidental Petroleum Corp.	28,219	2,211,523
Royal Dutch Shell PLC A Shares Sponsored ADR (United Kingdom)	60,800	3,961,728
Seadrill Ltd. (a)	66,881	2,488,642
Valero Energy Corp.	15,245	693,495

		42,564,590

Oil & Gas Services — 0.5%
HollyFrontier Corp.	50,083	2,576,770

Pipelines — 1.9%
Enbridge, Inc.	76,867	3,577,390
Spectra Energy Corp.	56,259	1,729,964
TransCanada Corp. (a)	27,440	1,314,102
The Williams Cos., Inc.	83,066	3,111,653

		9,733,109

		54,874,469

Financial — 16.0%
Banks — 4.9%
Bank of America Corp.	580,364	7,068,834
Bank of Montreal	35,859	2,257,324
Fifth Third Bancorp	75,818	1,236,592
M&T Bank Corp. (a)	31,464	3,245,826
National Australia Bank Ltd.	23,755	764,757
The Toronto-Dominion Bank	17,287	1,439,488
U.S. Bancorp	117,987	4,003,299
Wells Fargo & Co.	134,074	4,959,397

		24,975,517

Diversified Financial — 4.6%
BlackRock, Inc.	12,300	3,159,624
Citigroup, Inc.	169,969	7,519,429
JP Morgan Chase & Co.	261,992	12,434,140

		23,113,193

Insurance — 6.1%
The Allstate Corp.	56,566	2,775,694
American International Group, Inc. (b)	145,100	5,632,782
CNO Financial Group, Inc.	1,207,200	13,822,440
Kemper Corp.	23,154	755,052
MetLife, Inc.	12,393	612,214
PartnerRe Ltd.	8,327	775,327
XL Group PLC	210,415	6,375,574

		30,749,083

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Select Large Cap Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Investment Companies — 0.2%
New Mountain Finance Corp. (a)	78,715	$1,150,814

Real Estate Investment Trusts (REITS) — 0.2%
OMEGA Healthcare Investors, Inc.	27,823	844,706

		80,833,313

Industrial — 9.4%
Aerospace & Defense — 1.3%
Lockheed Martin Corp.	25,535	2,464,638
Northrop Grumman Corp.	59,200	4,152,880

		6,617,518

Electrical Components & Equipment — 0.3%
Emerson Electric Co.	11,829	660,886
Hubbell, Inc. Class B	7,040	683,655

		1,344,541

Electronics — 0.4%
TE Connectivity Ltd.	53,200	2,230,676

Engineering & Construction — 1.1%
ABB Ltd. Sponsored ADR (Switzerland) (a)	50,897	1,158,416
Fluor Corp.	33,400	2,215,422
KBR, Inc.	69,700	2,235,976

		5,609,814

Environmental Controls — 0.3%
Waste Management, Inc.	37,203	1,458,730

Machinery – Diversified — 0.2%
Flowserve Corp.	6,800	1,140,428

Manufacturing — 4.4%
Eaton Corp. PLC	67,559	4,137,989
General Electric Co.	403,115	9,320,019
Harsco Corp.	48,441	1,199,883
Honeywell International, Inc.	32,940	2,482,029
Illinois Tool Works, Inc.	23,973	1,460,915
Leggett & Platt, Inc.	78,178	2,640,853
Siemens AG Sponsored ADR (Germany) (a)	7,360	793,408

		22,035,096

Packaging & Containers — 0.8%
Packaging Corporation of America	85,636	3,842,487

Transportation — 0.4%
FedEx Corp.	15,400	1,512,280
Ship Finance International Ltd. (a)	35,191	620,769

		2,133,049

Trucking & Leasing — 0.2%
Fly Leasing Ltd. ADR (Bermuda)	57,479	930,010

		47,342,349

Technology — 8.5%
Computers — 1.6%
Hewlett-Packard Co.	337,400	8,043,616

	Number of Shares	Value
Office Equipment/Supplies — 0.2%
Pitney Bowes, Inc. (a)	76,160	$1,131,738

Semiconductors — 2.1%
Analog Devices, Inc.	39,706	1,845,932
Infineon Technologies AG Sponsored ADR (Germany) (a)	44,957	357,858
Intel Corp.	70,753	1,545,953
Maxim Integrated Products, Inc.	81,140	2,649,221
Microchip Technology, Inc.	80,265	2,950,541
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR (Taiwan)	68,125	1,171,069

		10,520,574

Software — 4.6%
CA, Inc.	444,200	11,180,514
Microsoft Corp.	385,450	11,027,724
Oracle Corp.	31,200	1,009,008

		23,217,246

		42,913,174

Utilities — 7.5%
Electric — 6.6%
Ameren Corp.	39,241	1,374,220
American Electric Power Co., Inc.	75,448	3,669,036
Consolidated Edison, Inc.	16,731	1,021,093
Dominion Resources, Inc.	29,195	1,698,565
Duke Energy Corp.	23,812	1,728,513
Entergy Corp.	63,500	4,015,740
Exelon Corp.	228,100	7,864,888
National Grid PLC	77,807	906,084
NextEra Energy, Inc.	44,300	3,441,224
Pepco Holdings, Inc.	56,768	1,214,835
PG&E Corp.	37,269	1,659,589
PPL Corp.	48,239	1,510,363
Public Service Enterprise Group, Inc.	27,622	948,539
SCANA Corp.	13,710	701,404
TECO Energy, Inc.	64,458	1,148,641
UIL Holdings Corp.	9,136	361,694

		33,264,428

Gas — 0.3%
Sempra Energy	20,817	1,664,111

Pipelines — 0.6%
Kinder Morgan, Inc.	76,998	2,978,283

		37,906,822

TOTAL COMMON STOCK (Cost $441,966,054)		491,621,222

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Select Large Cap Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
PREFERRED STOCK — 0.2%

Basic Materials — 0.1%
Iron & Steel — 0.1%
ArcelorMittal 6.000%	26,551	$557,571

Consumer, Cyclical — 0.1%
Auto Manufacturers — 0.1%
General Motors Co. 4.750% (a)	8,123	348,801

TOTAL PREFERRED STOCK (Cost $975,780)		906,372

TOTAL EQUITIES (Cost $442,941,834)		492,527,594

MUTUAL FUNDS — 4.3%
Diversified Financial — 4.3%
State Street Navigator Securities Lending Prime Portfolio (c)	21,753,257	21,753,257

TOTAL MUTUAL FUNDS (Cost $21,753,257)		21,753,257

TOTAL LONG-TERM INVESTMENTS (Cost $464,695,091)		514,280,851

	Principal Amount
SHORT-TERM INVESTMENTS — 3.0%
Repurchase Agreement — 3.0%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/28/13, 0.010%, due 4/01/13 (d)	$15,204,353	15,204,353

Time Deposits — 0.0%
Euro Time Deposit 0.010% 4/01/13	177,631	177,631

TOTAL SHORT-TERM INVESTMENTS (Cost $15,381,984)		15,381,984

TOTAL INVESTMENTS — 104.8% (Cost $480,077,075) (e)		529,662,835

Other Assets/(Liabilities) — (4.8)%		(24,254,421)

NET ASSETS — 100.0%		$505,408,414

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2013, was $21,223,928. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(b)	Non-income producing security.
(c)	Represents investment of security lending collateral. (Note 2).
(d)	Maturity value of $15,204,370. Collateralized by U.S. Government Agency obligations with a rate of 3.500%, maturity date of 2/01/32, and an aggregate market value, including accrued interest, of $15,515,366.
(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolios of investments.

MM S&P 500 Index® Fund – Portfolio of Investments

March 31, 2013 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.8%

COMMON STOCK — 98.8%
Basic Materials — 3.2%
Chemicals — 2.4%
Air Products & Chemicals, Inc.	39,499	$3,441,154
Airgas, Inc.	13,313	1,320,117
CF Industries Holdings, Inc.	12,002	2,284,821
The Dow Chemical Co.	229,637	7,311,642
E.I. du Pont de Nemours & Co.	178,015	8,751,217
Eastman Chemical Co.	29,252	2,043,837
Ecolab, Inc.	50,402	4,041,232
FMC Corp.	26,235	1,496,182
International Flavors & Fragrances, Inc.	15,543	1,191,682
LyondellBasell Industries NV Class A	72,615	4,595,803
Monsanto Co.	102,311	10,807,111
The Mosaic Co.	52,953	3,156,528
PPG Industries, Inc.	27,173	3,639,552
Praxair, Inc.	56,239	6,272,898
The Sherwin-Williams Co.	16,324	2,756,960
Sigma-Aldrich Corp.	23,283	1,808,624

		64,919,360

Forest Products & Paper — 0.2%
International Paper Co.	83,850	3,905,733
MeadWestvaco Corp.	33,336	1,210,097

		5,115,830

Iron & Steel — 0.1%
Allegheny Technologies, Inc.	21,271	674,503
Cliffs Natural Resources, Inc.	29,004	551,366
Nucor Corp.	60,633	2,798,213
United States Steel Corp.	28,475	555,263

		4,579,345

Mining — 0.5%
Alcoa, Inc.	206,479	1,759,201
Freeport-McMoRan Copper & Gold, Inc.	181,238	5,998,978
Newmont Mining Corp.	94,833	3,972,554
Vulcan Materials Co.	24,345	1,258,637

		12,989,370

		87,603,905

Communications — 12.0%
Advertising — 0.1%
The Interpublic Group of Companies, Inc.	78,734	1,025,904
Omnicom Group, Inc.	49,460	2,913,194

		3,939,098

	Number of Shares	Value
Internet — 3.5%
Akamai Technologies, Inc. (a)	33,935	$1,197,566
Amazon.com, Inc. (a)	69,391	18,492,008
eBay, Inc. (a)	222,956	12,088,674
Expedia, Inc.	17,932	1,076,099
F5 Networks, Inc. (a)	14,993	1,335,576
Google, Inc. Class A (a)	50,963	40,466,151
Netflix, Inc. (a)	10,685	2,023,846
Priceline.com, Inc. (a)	9,536	6,560,101
Symantec Corp. (a)	131,419	3,243,421
TripAdvisor, Inc. (a)	21,002	1,103,025
VeriSign, Inc. (a)	28,500	1,347,480
Yahoo!, Inc. (a)	185,249	4,358,909

		93,292,856

Media — 3.5%
Cablevision Systems Corp. Class A	42,031	628,784
CBS Corp. Class B	111,844	5,221,996
Comcast Corp. Class A	503,646	21,158,169
DIRECTV (a)	109,032	6,172,302
Discovery Communications, Inc. Series A (a)	46,785	3,683,851
Gannett Co., Inc.	44,333	969,563
The McGraw-Hill Cos., Inc.	53,259	2,773,729
News Corp. Class A	382,458	11,672,618
Scripps Networks Interactive Class A	16,554	1,065,084
Time Warner Cable, Inc.	56,270	5,405,296
Time Warner, Inc.	178,407	10,279,811
Viacom, Inc. Class B	87,199	5,368,842
The Walt Disney Co.	344,557	19,570,838
The Washington Post Co. Class B	806	360,282

		94,331,165

Telecommunications — 4.9%
AT&T, Inc.	1,048,095	38,454,605
CenturyLink, Inc.	119,214	4,187,988
Cisco Systems, Inc.	1,017,668	21,279,438
Corning, Inc.	280,518	3,739,305
Crown Castle International Corp. (a)	55,883	3,891,692
Frontier Communications Corp.	187,404	745,868
Harris Corp.	21,312	987,598
JDS Uniphase Corp. (a)	44,391	593,508
Juniper Networks, Inc. (a)	97,528	1,808,169
MetroPCS Communications, Inc. (a)	60,477	659,199
Motorola Solutions, Inc.	53,271	3,410,942
QUALCOMM, Inc.	327,909	21,953,508
Sprint Nextel Corp. (a)	577,101	3,583,797
Verizon Communications, Inc.	545,568	26,814,667
Windstream Corp.	112,486	894,264

		133,004,548

		324,567,667

The accompanying notes are an integral part of the portfolios of investments.

MM S&P 500 Index® Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Consumer, Cyclical — 9.1%
Airlines — 0.1%
Southwest Airlines Co.	141,266	$1,904,266

Apparel — 0.5%
Nike, Inc. Class B	138,766	8,188,582
Ralph Lauren Corp.	11,536	1,953,160
VF Corp.	16,841	2,825,078

		12,966,820

Auto Manufacturers — 0.5%
Ford Motor Co.	748,255	9,839,553
Paccar, Inc.	68,009	3,438,535

		13,278,088

Automotive & Parts — 0.3%
BorgWarner, Inc. (a)	21,932	1,696,221
Delphi Automotive PLC	55,451	2,462,024
The Goodyear Tire & Rubber Co. (a)	46,916	591,611
Johnson Controls, Inc.	130,902	4,590,733

		9,340,589

Distribution & Wholesale — 0.3%
Fastenal Co.	51,583	2,648,787
Fossil, Inc. (a)	10,474	1,011,788
Genuine Parts Co.	30,013	2,341,014
W.W. Grainger, Inc.	11,468	2,580,071

		8,581,660

Entertainment — 0.0%
International Game Technology	51,105	843,233

Home Builders — 0.1%
D.R. Horton, Inc.	53,725	1,305,517
Lennar Corp. Class A	30,738	1,275,012
PulteGroup, Inc. (a)	67,003	1,356,141

		3,936,670

Home Furnishing — 0.1%
Harman International Industries, Inc.	12,569	560,954
Whirlpool Corp.	14,932	1,768,845

		2,329,799

Housewares — 0.1%
Newell Rubbermaid, Inc.	53,939	1,407,808

Leisure Time — 0.2%
Carnival Corp.	85,518	2,933,267
Harley-Davidson, Inc.	43,187	2,301,867

		5,235,134

Lodging — 0.3%
Marriott International, Inc. Class A	46,013	1,943,129
Starwood Hotels & Resorts Worldwide, Inc.	36,357	2,317,032
Wyndham Worldwide Corp.	26,044	1,679,317
Wynn Resorts Ltd.	15,395	1,926,838

		7,866,316

	Number of Shares	Value
Retail — 6.5%
Abercrombie & Fitch Co. Class A	15,065	$696,003
AutoNation, Inc. (a)	7,313	319,944
AutoZone, Inc. (a)	6,953	2,758,742
Bed Bath & Beyond, Inc. (a)	43,292	2,788,871
Best Buy Co., Inc.	49,394	1,094,077
CarMax, Inc. (a)	44,285	1,846,685
Chipotle Mexican Grill, Inc. (a)	5,830	1,899,822
Coach, Inc.	53,066	2,652,769
Costco Wholesale Corp.	83,123	8,820,182
CVS Caremark Corp.	235,004	12,922,870
Darden Restaurants, Inc.	24,935	1,288,641
Dollar General Corp. (a)	57,709	2,918,921
Dollar Tree, Inc. (a)	42,583	2,062,295
Family Dollar Stores, Inc.	18,542	1,094,905
GameStop Corp. Class A	24,386	682,076
The Gap, Inc.	57,112	2,021,765
The Home Depot, Inc.	285,666	19,933,773
J.C. Penney Co., Inc.	26,864	405,915
Kohl’s Corp.	41,024	1,892,437
Limited Brands, Inc.	45,887	2,049,313
Lowe’s Cos., Inc.	211,324	8,013,406
Macy’s, Inc.	74,797	3,129,506
McDonald’s Corp.	191,667	19,107,283
Nordstrom, Inc.	28,109	1,552,460
O’Reilly Automotive, Inc. (a)	20,916	2,144,936
PetSmart, Inc.	20,705	1,285,781
PVH Corp.	14,860	1,587,197
Ross Stores, Inc.	42,495	2,576,047
Staples, Inc.	130,856	1,757,396
Starbucks Corp.	142,965	8,143,286
Target Corp.	124,022	8,489,306
Tiffany & Co.	22,765	1,583,078
The TJX Cos., Inc.	138,843	6,490,910
Urban Outfitters, Inc. (a)	20,537	795,603
Wal-Mart Stores, Inc.	319,274	23,891,273
Walgreen Co.	164,195	7,828,818
Yum! Brands, Inc.	85,640	6,160,942

		174,687,234

Textiles — 0.0%
Cintas Corp.	20,467	903,209

Toys, Games & Hobbies — 0.1%
Hasbro, Inc.	22,765	1,000,294
Mattel, Inc.	65,429	2,865,136

		3,865,430

		247,146,256

Consumer, Non-cyclical — 22.6%
Agriculture — 1.9%
Altria Group, Inc.	383,060	13,173,433
Archer-Daniels-Midland Co.	126,376	4,262,663
Lorillard, Inc.	73,085	2,948,980

The accompanying notes are an integral part of the portfolios of investments.

MM S&P 500 Index® Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Philip Morris International, Inc.	314,423	$29,150,156
Reynolds American, Inc.	60,983	2,713,134

		52,248,366

Beverages — 2.3%
Brown-Forman Corp. Class B	28,835	2,058,819
The Coca-Cola Co.	731,215	29,570,334
Coca-Cola Enterprises, Inc.	50,242	1,854,935
Constellation Brands, Inc. Class A (a)	29,906	1,424,722
Dr. Pepper Snapple Group, Inc.	39,100	1,835,745
Molson Coors Brewing Co. Class B	29,656	1,451,068
Monster Beverage Corp. (a)	27,970	1,335,288
PepsiCo, Inc.	294,000	23,258,340

		62,789,251

Biotechnology — 1.4%
Alexion Pharmaceuticals, Inc. (a)	36,919	3,401,716
Amgen, Inc.	142,917	14,650,422
Biogen Idec, Inc. (a)	45,212	8,721,847
Celgene Corp. (a)	79,779	9,247,184
Life Technologies Corp. (a)	32,197	2,080,892

		38,102,061

Commercial Services — 2.0%
The ADT Corp.	44,025	2,154,584
Apollo Group, Inc. Class A (a)	18,909	328,828
Automatic Data Processing, Inc.	92,779	6,032,491
Equifax, Inc.	23,065	1,328,313
H&R Block, Inc.	51,419	1,512,747
Iron Mountain, Inc.	31,455	1,142,131
MasterCard, Inc. Class A	20,140	10,898,358
McKesson Corp.	44,347	4,787,702
Moody’s Corp.	37,154	1,981,051
Paychex, Inc.	61,764	2,166,064
Quanta Services, Inc. (a)	40,522	1,158,119
Robert Half International, Inc.	26,108	979,833
Total System Services, Inc.	31,881	790,011
Visa, Inc. Class A	98,398	16,711,916
Western Union Co.	108,449	1,631,073

		53,603,221

Cosmetics & Personal Care — 2.0%
Avon Products, Inc.	82,674	1,713,832
Colgate-Palmolive Co.	83,720	9,881,471
The Estee Lauder Cos., Inc. Class A	45,929	2,940,834
The Procter & Gamble Co.	521,132	40,158,432

		54,694,569

Foods — 2.0%
Campbell Soup Co.	34,367	1,558,887
ConAgra Foods, Inc.	78,627	2,815,633
Dean Foods Co. (a)	33,803	612,848
General Mills, Inc.	123,797	6,104,430
H.J. Heinz Co.	61,478	4,443,015
The Hershey Co.	28,839	2,524,278

	Number of Shares	Value
Hormel Foods Corp.	24,731	$1,021,885
The J.M. Smucker Co.	20,179	2,000,950
Kellogg Co.	48,132	3,101,145
Kraft Foods Group, Inc.	113,224	5,834,433
The Kroger Co.	98,325	3,258,490
McCormick & Co., Inc.	25,212	1,854,342
Mondelez International, Inc. Class A	339,670	10,397,299
Safeway, Inc.	44,171	1,163,906
Sysco Corp.	112,192	3,945,793
Tyson Foods, Inc. Class A	54,775	1,359,515
Whole Foods Market, Inc.	32,859	2,850,518

		54,847,367

Health Care – Products — 3.3%
Baxter International, Inc.	103,909	7,547,950
Becton, Dickinson & Co.	37,156	3,552,485
Boston Scientific Corp. (a)	255,357	1,994,338
C.R. Bard, Inc.	14,838	1,495,374
CareFusion Corp. (a)	43,056	1,506,529
Covidien PLC	90,017	6,106,753
Edwards Lifesciences Corp. (a)	21,530	1,768,905
Intuitive Surgical, Inc. (a)	7,659	3,762,024
Johnson & Johnson	533,457	43,492,749
Medtronic, Inc.	192,252	9,028,154
St. Jude Medical, Inc.	53,944	2,181,495
Stryker Corp.	55,129	3,596,616
Varian Medical Systems, Inc. (a)	21,262	1,530,864
Zimmer Holdings, Inc.	32,243	2,425,319

		89,989,555

Health Care – Services — 1.2%
Aetna, Inc.	62,416	3,190,706
Cigna Corp.	54,987	3,429,539
Coventry Health Care, Inc.	25,444	1,196,631
DaVita HealthCare Partners, Inc. (a)	16,244	1,926,376
Humana, Inc.	30,535	2,110,274
Laboratory Corporation of America Holdings (a)	17,711	1,597,532
Quest Diagnostics, Inc.	30,401	1,716,137
Tenet Healthcare Corp. (a)	20,373	969,347
UnitedHealth Group, Inc.	195,590	11,189,704
WellPoint, Inc.	58,121	3,849,354

		31,175,600

Household Products — 0.5%
Avery Dennison Corp.	19,057	820,785
Beam, Inc.	30,598	1,944,197
The Clorox Co.	24,950	2,208,823
Kimberly-Clark Corp.	74,403	7,290,006

		12,263,811

Pharmaceuticals — 6.0%
Abbott Laboratories	300,697	10,620,618
AbbVie, Inc.	300,697	12,262,424
Actavis, Inc. (a)	24,476	2,254,484

The accompanying notes are an integral part of the portfolios of investments.

MM S&P 500 Index® Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Allergan, Inc.	58,697	$6,552,346
AmerisourceBergen Corp.	43,527	2,239,464
Bristol-Myers Squibb Co.	311,889	12,846,708
Cardinal Health, Inc.	64,712	2,693,313
DENTSPLY International, Inc.	27,543	1,168,374
Eli Lilly & Co.	190,567	10,822,300
Express Scripts Holding Co. (a)	156,535	9,024,243
Forest Laboratories, Inc. (a)	44,688	1,699,932
Gilead Sciences, Inc. (a)	290,637	14,220,868
Hospira, Inc. (a)	31,759	1,042,648
Mead Johnson Nutrition Co.	39,013	3,021,557
Merck & Co., Inc.	576,778	25,510,891
Mylan, Inc. (a)	75,091	2,173,134
Patterson Cos., Inc.	16,197	616,134
Perrigo Co.	16,803	1,995,020
Pfizer, Inc.	1,372,007	39,596,122

		160,360,580

		610,074,381

Diversified — 0.1%
Holding Company – Diversified — 0.1%
Leucadia National Corp.	55,796	1,530,484

Energy — 10.7%
Coal — 0.1%
CONSOL Energy, Inc.	43,794	1,473,668
Peabody Energy Corp.	50,659	1,071,438

		2,545,106

Energy – Alternate Sources — 0.0%
First Solar, Inc. (a)	10,784	290,737

Oil & Gas — 8.7%
Anadarko Petroleum Corp.	95,470	8,348,852
Apache Corp.	74,862	5,776,352
Cabot Oil & Gas Corp.	40,206	2,718,328
Chesapeake Energy Corp.	99,349	2,027,713
Chevron Corp.	370,625	44,037,662
ConocoPhillips	232,926	13,998,853
Denbury Resources, Inc. (a)	71,495	1,333,382
Devon Energy Corp.	71,992	4,061,789
Diamond Offshore Drilling, Inc.	13,481	937,738
Ensco PLC Class A	44,409	2,664,540
EOG Resources, Inc.	51,658	6,615,840
EQT Corp.	28,665	1,942,054
Exxon Mobil Corp.	854,876	77,032,876
Helmerich & Payne, Inc.	20,783	1,261,528
Hess Corp.	56,842	4,070,456
Marathon Oil Corp.	135,207	4,559,180
Marathon Petroleum Corp.	63,252	5,667,379
Murphy Oil Corp.	34,913	2,225,005
Nabors Industries Ltd.	56,693	919,560
Newfield Exploration Co. (a)	25,440	570,365
Noble Corp.	47,477	1,811,248
Noble Energy, Inc.	33,997	3,932,093

	Number of Shares	Value
Occidental Petroleum Corp.	153,855	$12,057,616
Phillips 66	118,485	8,290,395
Pioneer Natural Resources Co.	24,992	3,105,256
QEP Resources, Inc.	34,491	1,098,193
Range Resources Corp.	31,167	2,525,774
Rowan Cos. PLC Class A (a)	23,763	840,260
Southwestern Energy Co. (a)	66,662	2,483,826
Tesoro Corp.	26,788	1,568,437
Valero Energy Corp.	105,581	4,802,880
WPX Energy, Inc. (a)	39,559	633,735

		233,919,165

Oil & Gas Services — 1.5%
Baker Hughes, Inc.	84,094	3,902,803
Cameron International Corp. (a)	47,074	3,069,225
FMC Technologies, Inc. (a)	45,769	2,489,376
Halliburton Co.	177,482	7,172,048
National Oilwell Varco, Inc.	81,542	5,769,096
Schlumberger Ltd.	253,126	18,956,606

		41,359,154

Pipelines — 0.4%
ONEOK, Inc.	39,705	1,892,737
Spectra Energy Corp.	125,908	3,871,671
The Williams Cos., Inc.	130,935	4,904,825

		10,669,233

		288,783,395

Financial — 15.5%
Banks — 4.3%
Bank of America Corp.	2,064,763	25,148,813
Bank of New York Mellon Corp.	221,800	6,208,182
BB&T Corp.	133,897	4,203,027
Capital One Financial Corp.	111,331	6,117,638
Comerica, Inc.	35,121	1,262,600
Fifth Third Bancorp	168,990	2,756,227
First Horizon National Corp.	43,888	468,724
Huntington Bancshares, Inc.	156,896	1,159,461
KeyCorp	178,454	1,777,402
M&T Bank Corp.	23,620	2,436,639
Northern Trust Corp.	40,406	2,204,551
PNC Financial Services Group, Inc.	101,011	6,717,232
Regions Financial Corp.	270,450	2,214,986
State Street Corp.	86,609	5,117,726
SunTrust Banks, Inc.	103,328	2,976,880
U.S. Bancorp	354,786	12,037,889
Wells Fargo & Co.	935,560	34,606,364
Zions Bancorp	34,468	861,355

		118,275,696

Diversified Financial — 4.8%
American Express Co.	183,568	12,383,497
Ameriprise Financial, Inc.	38,884	2,863,807
BlackRock, Inc.	23,938	6,149,194

The accompanying notes are an integral part of the portfolios of investments.

MM S&P 500 Index® Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
The Charles Schwab Corp.	209,108	$3,699,121
Citigroup, Inc.	579,917	25,655,528
CME Group, Inc.	58,500	3,591,315
Discover Financial Services	94,305	4,228,636
E*TRADE Financial Corp. (a)	52,041	557,359
Franklin Resources, Inc.	26,347	3,973,391
The Goldman Sachs Group, Inc.	83,495	12,286,289
IntercontinentalExchange, Inc. (a)	13,909	2,268,141
Invesco Ltd.	85,516	2,476,543
JP Morgan Chase & Co.	730,383	34,663,977
Legg Mason, Inc.	21,262	683,573
Morgan Stanley	260,471	5,725,153
The NASDAQ OMX Group, Inc.	21,833	705,206
NYSE Euronext	46,286	1,788,491
SLM Corp.	84,655	1,733,734
T. Rowe Price Group, Inc.	49,914	3,737,061

		129,170,016

Insurance — 4.1%
ACE Ltd.	64,914	5,775,399
Aflac, Inc.	89,592	4,660,576
The Allstate Corp.	90,924	4,461,641
American International Group, Inc. (a)	282,254	10,957,100
Aon PLC	59,163	3,638,525
Assurant, Inc.	15,122	680,641
Berkshire Hathaway, Inc. Class B (a)	347,927	36,253,993
The Chubb Corp.	49,574	4,339,212
Cincinnati Financial Corp.	28,066	1,324,435
Genworth Financial, Inc. Class A (a)	94,653	946,530
The Hartford Financial Services Group, Inc.	83,345	2,150,301
Lincoln National Corp.	52,174	1,701,394
Loews Corp.	59,688	2,630,450
Marsh & McLennan Cos., Inc.	104,207	3,956,740
MetLife, Inc.	209,058	7,948,385
Principal Financial Group, Inc.	53,033	1,804,713
The Progressive Corp.	107,312	2,711,774
Prudential Financial, Inc.	87,966	5,189,114
Torchmark Corp.	17,929	1,072,154
The Travelers Cos., Inc.	72,397	6,095,104
Unum Group	52,493	1,482,927
XL Group PLC	55,888	1,693,406

		111,474,514

Real Estate — 0.1%
CBRE Group, Inc. (a)	56,971	1,438,518

Real Estate Investment Trusts (REITS) — 2.1%
American Tower Corp.	75,655	5,819,383
Apartment Investment & Management Co. Class A	27,949	856,916
AvalonBay Communities, Inc.	21,591	2,734,932
Boston Properties, Inc.	28,955	2,926,192

	Number of Shares	Value
Equity Residential	61,236	$3,371,654
HCP, Inc.	86,593	4,317,527
Health Care REIT, Inc.	50,256	3,412,885
Host Hotels & Resorts, Inc.	139,887	2,446,624
Kimco Realty Corp.	76,841	1,721,238
Plum Creek Timber Co., Inc.	30,675	1,601,235
Prologis, Inc.	87,748	3,508,165
Public Storage	27,539	4,194,740
Simon Property Group, Inc.	59,926	9,501,867
Ventas, Inc.	55,478	4,060,990
Vornado Realty Trust	32,306	2,702,074
Weyerhaeuser Co.	103,153	3,236,941

		56,413,363

Savings & Loans — 0.1%
Hudson City Bancorp, Inc.	93,230	805,507
People’s United Financial, Inc.	63,090	847,930

		1,653,437

		418,425,544

Industrial — 10.1%
Aerospace & Defense — 1.7%
The Boeing Co.	129,954	11,156,551
General Dynamics Corp.	63,392	4,469,770
L-3 Communications Holdings, Inc.	17,410	1,408,817
Lockheed Martin Corp.	51,425	4,963,541
Northrop Grumman Corp.	44,864	3,147,209
Raytheon Co.	62,115	3,651,741
Rockwell Collins, Inc.	25,757	1,625,782
United Technologies Corp.	161,160	15,057,179

		45,480,590

Building Materials — 0.1%
Masco Corp.	66,630	1,349,258

Electrical Components & Equipment — 0.3%
Emerson Electric Co.	137,537	7,684,192
Molex, Inc.	26,154	765,789

		8,449,981

Electronics — 0.5%
Agilent Technologies, Inc.	66,576	2,794,195
Amphenol Corp. Class A	30,336	2,264,582
FLIR Systems, Inc.	26,708	694,675
Garmin Ltd.	20,891	690,239
Jabil Circuit, Inc.	35,782	661,251
PerkinElmer, Inc.	22,697	763,527
TE Connectivity Ltd.	79,867	3,348,823
Waters Corp. (a)	16,114	1,513,266

		12,730,558

Engineering & Construction — 0.1%
Fluor Corp.	30,824	2,044,556
Jacobs Engineering Group, Inc. (a)	24,910	1,400,938

		3,445,494

The accompanying notes are an integral part of the portfolios of investments.

MM S&P 500 Index® Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Environmental Controls — 0.3%
Republic Services, Inc.	57,061	$1,883,013
Stericycle, Inc. (a)	16,666	1,769,596
Waste Management, Inc.	83,411	3,270,545

		6,923,154

Hand & Machine Tools — 0.1%
Snap-on, Inc.	11,181	924,669
Stanley Black & Decker, Inc.	30,483	2,468,208

		3,392,877

Health Care – Services — 0.2%
Thermo Fisher Scientific, Inc.	68,173	5,214,553

Machinery – Construction & Mining — 0.6%
Caterpillar, Inc.	124,995	10,870,815
Ingersoll-Rand PLC	52,732	2,900,787
Joy Global, Inc.	20,348	1,211,113

		14,982,715

Machinery – Diversified — 0.6%
Cummins, Inc.	33,879	3,923,527
Deere & Co.	73,909	6,354,696
Flowserve Corp.	9,243	1,550,144
Rockwell Automation, Inc.	26,894	2,322,297
Roper Industries, Inc.	18,723	2,383,625
Xylem, Inc.	35,477	977,746

		17,512,035

Manufacturing — 3.7%
3M Co.	121,543	12,921,236
Danaher Corp.	110,331	6,857,072
Dover Corp.	33,757	2,460,210
Eaton Corp. PLC	89,839	5,502,639
General Electric Co.	1,984,194	45,874,565
Honeywell International, Inc.	149,911	11,295,794
Illinois Tool Works, Inc.	79,040	4,816,698
Leggett & Platt, Inc.	28,068	948,137
Pall Corp.	20,642	1,411,293
Parker Hannifin Corp.	28,789	2,636,497
Pentair Ltd.	38,630	2,037,732
Textron, Inc.	51,290	1,528,955
Tyco International Ltd.	88,054	2,817,728

		101,108,556

Metal Fabricate & Hardware — 0.2%
Precision Castparts Corp.	27,817	5,274,660

Packaging & Containers — 0.1%
Ball Corp.	29,181	1,388,432
Bemis Co., Inc.	18,763	757,275
Owens-Illinois, Inc. (a)	31,868	849,282
Sealed Air Corp.	38,006	916,325

		3,911,314

Transportation — 1.6%
C.H. Robinson Worldwide, Inc.	31,123	1,850,574

	Number of Shares	Value
CSX Corp.	194,901	$4,800,412
Expeditors International of Washington, Inc.	38,902	1,389,190
FedEx Corp.	55,778	5,477,400
Norfolk Southern Corp.	59,812	4,610,309
Ryder System, Inc.	10,258	612,915
Union Pacific Corp.	89,663	12,768,908
United Parcel Service, Inc. Class B	136,790	11,750,261

		43,259,969

		273,035,714

Technology — 11.9%
Computers — 6.3%
Accenture PLC Class A	122,970	9,342,031
Apple, Inc.	179,201	79,319,739
Cognizant Technology Solutions Corp. Class A (a)	57,555	4,409,288
Computer Sciences Corp.	28,731	1,414,427
Dell, Inc.	277,911	3,982,465
EMC Corp. (a)	400,229	9,561,471
Hewlett-Packard Co.	372,744	8,886,217
International Business Machines Corp.	199,920	42,642,936
NetApp, Inc. (a)	69,469	2,373,061
SanDisk Corp. (a)	46,560	2,560,800
Seagate Technology PLC	60,979	2,229,392
Teradata Corp. (a)	32,227	1,885,602
Western Digital Corp.	40,589	2,040,815

		170,648,244

Office Equipment/Supplies — 0.1%
Pitney Bowes, Inc.	40,228	597,788
Xerox Corp.	235,156	2,022,342

		2,620,130

Semiconductors — 2.0%
Advanced Micro Devices, Inc. (a)	119,254	304,098
Altera Corp.	61,164	2,169,487
Analog Devices, Inc.	58,115	2,701,766
Applied Materials, Inc.	227,336	3,064,489
Broadcom Corp. Class A	100,515	3,484,855
Intel Corp.	942,807	20,600,333
KLA-Tencor Corp.	32,342	1,705,717
Lam Research Corp. (a)	30,230	1,253,336
Linear Technology Corp.	43,491	1,668,750
LSI Corp. (a)	108,836	737,908
Microchip Technology, Inc.	36,863	1,355,084
Micron Technology, Inc. (a)	194,772	1,943,825
NVIDIA Corp.	118,564	1,519,990
Teradyne, Inc. (a)	37,496	608,185
Texas Instruments, Inc.	211,705	7,511,293
Xilinx, Inc.	50,747	1,937,013

		52,566,129

The accompanying notes are an integral part of the portfolios of investments.

MM S&P 500 Index® Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Software — 3.5%
Adobe Systems, Inc. (a)	94,400	$4,107,344
Autodesk, Inc. (a)	43,527	1,795,054
BMC Software, Inc. (a)	25,298	1,172,056
CA, Inc.	62,279	1,567,562
Cerner Corp. (a)	28,172	2,669,297
Citrix Systems, Inc. (a)	35,764	2,580,730
The Dun & Bradstreet Corp.	7,656	640,424
Electronic Arts, Inc. (a)	55,545	983,147
Fidelity National Information Services, Inc.	55,979	2,217,888
Fiserv, Inc. (a)	25,932	2,277,608
Intuit, Inc.	52,843	3,469,143
Microsoft Corp.	1,438,153	41,145,557
Oracle Corp.	704,700	22,789,998
Red Hat, Inc. (a)	36,523	1,846,603
SAIC, Inc.	52,131	706,375
Salesforce.com, Inc. (a)	25,746	4,604,157

		94,572,943

		320,407,446

Utilities — 3.6%
Electric — 3.2%
The AES Corp.	116,012	1,458,271
Ameren Corp.	45,676	1,599,574
American Electric Power Co., Inc.	92,903	4,517,873
CenterPoint Energy, Inc.	82,115	1,967,475
CMS Energy Corp.	49,960	1,395,882
Consolidated Edison, Inc.	56,083	3,422,745
Dominion Resources, Inc.	110,390	6,422,490
DTE Energy Co.	33,039	2,257,885
Duke Energy Corp.	134,639	9,773,445
Edison International	62,717	3,155,919
Entergy Corp.	34,135	2,158,697
Exelon Corp.	163,316	5,631,136
FirstEnergy Corp.	80,451	3,395,032
Integrys Energy Group, Inc.	15,238	886,242
NextEra Energy, Inc.	80,788	6,275,612
Northeast Utilities	60,032	2,608,991
NRG Energy, Inc.	61,581	1,631,281
Pepco Holdings, Inc.	42,647	912,646
PG&E Corp.	83,396	3,713,624
Pinnacle West Capital Corp.	21,040	1,218,006
PPL Corp.	111,207	3,481,891
Public Service Enterprise Group, Inc.	96,700	3,320,678
SCANA Corp.	24,920	1,274,907
The Southern Co.	165,565	7,768,310
TECO Energy, Inc.	38,330	683,041
Wisconsin Energy Corp.	43,592	1,869,661
Xcel Energy, Inc.	92,813	2,756,546

		85,557,860

	Number of Shares	Value
Gas — 0.2%
AGL Resources, Inc.	22,324	$936,492
NiSource, Inc.	59,273	1,739,070
Sempra Energy	43,013	3,438,459

		6,114,021

Pipelines — 0.2%
Kinder Morgan, Inc.	121,066	4,682,833

		96,354,714

TOTAL COMMON STOCK (Cost $1,952,545,255)		2,667,929,506

TOTAL EQUITIES (Cost $1,952,545,255)		2,667,929,506

TOTAL LONG-TERM INVESTMENTS (Cost $1,952,545,255)		2,667,929,506

	Principal Amount
Short-Term Investments — 1.2%
Repurchase Agreement — 1.0%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/28/13, 0.010%, due 4/01/13 (b)	$27,981,717	27,981,717

Time Deposits — 0.0%
Euro Time Deposit 0.010% 4/01/13	640,361	640,361

U.S. Treasury Bills — 0.2%
U.S. Treasury Bill (c) 0.000% 4/25/13	4,765,000	4,764,518

TOTAL SHORT-TERM INVESTMENTS (Cost $33,386,596)		33,386,596

TOTAL INVESTMENTS — 100.0% (Cost $1,985,931,851) (d)		2,701,316,102

Other Assets/(Liabilities) — (0.0)%		(671,784)

NET ASSETS — 100.0%		$2,700,644,318

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	Maturity value of $27,981,748. Collateralized by U.S. Government Agency obligations with a rate of 3.500%, maturity date of 6/01/32, and an aggregate market value, including accrued interest, of $28,542,811.
(c)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(d)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Select Focused Value Fund – Portfolio of Investments

March 31, 2013 (Unaudited)

	Number of Shares	Value
EQUITIES — 88.1%

COMMON STOCK — 88.1%
Consumer, Cyclical — 28.6%
Automotive & Parts — 5.1%
Delphi Automotive PLC	885,500	$39,316,200

Entertainment — 5.5%
Penn National Gaming, Inc. (a)	780,000	42,455,400

Lodging — 5.0%
Starwood Hotels & Resorts Worldwide, Inc.	605,000	38,556,650

Retail — 13.0%
CarMax, Inc. (a)	750,000	31,275,000
Family Dollar Stores, Inc.	470,000	27,753,500
Tiffany & Co.	595,000	41,376,300

		100,404,800

		220,733,050

Consumer, Non-cyclical — 8.4%
Commercial Services — 5.0%
Visa, Inc. Class A	225,000	38,214,000

Textiles — 3.4%
Fifth & Pacific Cos., Inc. (a)	1,400,000	26,432,000

		64,646,000

Energy — 8.0%
Oil & Gas Services — 8.0%
Dresser-Rand Group, Inc. (a)	450,000	27,747,000
National Oilwell Varco, Inc.	485,000	34,313,750

		62,060,750

Financial — 20.5%
Banks — 5.9%
Wells Fargo & Co.	1,229,300	45,471,807

Diversified Financial — 9.8%
Franklin Resources, Inc.	280,000	42,226,800
JP Morgan Chase & Co.	718,000	34,076,280

		76,303,080

Insurance — 4.8%
American International Group, Inc. (a)	953,500	37,014,870

		158,789,757

Industrial — 11.8%
Aerospace & Defense — 7.9%
The Boeing Co.	385,000	33,052,250
Triumph Group, Inc.	357,000	28,024,500

		61,076,750

	Number of Shares	Value
Manufacturing — 3.9%
Illinois Tool Works, Inc.	500,000	$30,470,000

		91,546,750

Technology — 10.8%
Computers — 0.1%
Diebold, Inc.	25,000	758,000

Semiconductors — 10.7%
Applied Materials, Inc.	3,040,000	40,979,200
Intel Corp.	1,900,000	41,515,000

		82,494,200

		83,252,200

TOTAL COMMON STOCK (Cost $480,160,689)		681,028,507

TOTAL EQUITIES (Cost $480,160,689)		681,028,507

TOTAL LONG-TERM INVESTMENTS (Cost $480,160,689)		681,028,507

	Principal Amount
SHORT-TERM INVESTMENTS — 11.2%
Repurchase Agreement — 11.2%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/28/13, 0.010%, due 4/01/13 (b)	$86,810,293	86,810,293

Time Deposits — 0.0%
Euro Time Deposit 0.010% 4/01/13	63,050	63,050

TOTAL SHORT-TERM INVESTMENTS (Cost $86,873,343)		86,873,343

TOTAL INVESTMENTS — 99.3% (Cost $567,034,032) (c)		767,901,850

Other Assets/(Liabilities) — 0.7%		5,178,155

NET ASSETS — 100.0%		$773,080,005

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	Maturity value of $86,810,390. Collateralized by U.S. Government Agency obligations with rates ranging from 3.500% – 4.000%, maturity dates ranging from 11/25/38 – 8/15/39, and an aggregate market value, including accrued interest, of $88,548,272.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Select Fundamental Growth Fund – Portfolio of Investments

March 31, 2013 (Unaudited)

	Number of Shares	Value
EQUITIES — 100.1%

COMMON STOCK — 100.1%
Basic Materials — 2.4%
Chemicals — 2.2%
Monsanto Co.	18,130	$1,915,072
The Sherwin-Williams Co.	3,894	657,657

		2,572,729

Mining — 0.2%
Allied Nevada Gold Corp. (a)	11,695	192,500

		2,765,229

Communications — 21.3%
Advertising — 1.1%
Omnicom Group, Inc.	22,013	1,296,566

Internet — 8.7%
Amazon.com, Inc. (a)	6,352	1,692,745
eBay, Inc. (a)	25,652	1,390,851
F5 Networks, Inc. (a)	3,564	317,481
Google, Inc. Class A (a)	4,448	3,531,845
IAC/InterActiveCorp	26,743	1,194,877
Priceline.com, Inc. (a)	1,061	729,894
Yahoo!, Inc. (a)	52,170	1,227,560

		10,085,253

Media — 3.3%
Comcast Corp. Class A	43,567	1,830,250
News Corp. Class A	39,376	1,201,755
Sirius XM Radio, Inc. (b)	279,924	862,166

		3,894,171

Telecommunications — 8.2%
Cisco Systems, Inc.	276,417	5,779,880
QUALCOMM, Inc.	17,726	1,186,756
Verizon Communications, Inc.	53,663	2,637,536

		9,604,172

		24,880,162

Consumer, Cyclical — 13.9%
Auto Manufacturers — 0.6%
Ford Motor Co.	52,787	694,149

Lodging — 1.8%
Starwood Hotels & Resorts Worldwide, Inc.	16,616	1,058,937
Wyndham Worldwide Corp.	6,681	430,791
Wynn Resorts Ltd.	4,592	574,735

		2,064,463

Retail — 11.5%
The Buckle, Inc. (b)	14,452	674,186
Costco Wholesale Corp.	13,106	1,390,678
CVS Caremark Corp.	30,446	1,674,225
Dollar Tree, Inc. (a)	17,596	852,174

	Number of Shares	Value
The Home Depot, Inc.	25,588	$1,785,531
Lowe’s Cos., Inc.	51,238	1,942,945
O’Reilly Automotive, Inc. (a)	14,823	1,520,099
PetSmart, Inc.	7,937	492,888
The TJX Cos., Inc.	13,636	637,483
Wal-Mart Stores, Inc.	33,250	2,488,097

		13,458,306

		16,216,918

Consumer, Non-cyclical — 24.2%
Agriculture — 1.7%
Philip Morris International, Inc.	21,676	2,009,582

Beverages — 2.8%
Anheuser-Busch InBev NV Sponsored ADR (Belgium)	7,570	753,594
The Coca-Cola Co.	36,026	1,456,891
Green Mountain Coffee Roasters, Inc. (a) (b)	18,624	1,057,098

		3,267,583

Biotechnology — 5.0%
Amgen, Inc.	27,435	2,812,362
Biogen Idec, Inc. (a)	6,468	1,247,742
Celgene Corp. (a)	14,918	1,729,145

		5,789,249

Commercial Services — 4.0%
The ADT Corp.	13,025	637,443
Hertz Global Holdings, Inc. (a)	40,628	904,379
ITT Educational Services, Inc. (a) (b)	1,297	17,873
McKesson Corp.	11,219	1,211,203
Paychex, Inc.	3,669	128,672
Visa, Inc. Class A	10,414	1,768,714

		4,668,284

Health Care – Products — 3.9%
Bruker Corp. (a)	23,800	454,580
Edwards Lifesciences Corp. (a)	6,253	513,746
Hologic, Inc. (a)	23,270	525,902
Johnson & Johnson	16,910	1,378,672
Medtronic, Inc.	10,357	486,365
Zimmer Holdings, Inc.	15,539	1,168,844

		4,528,109

Health Care – Services — 0.5%
Aetna, Inc.	11,992	613,031

Pharmaceuticals — 6.3%
Abbott Laboratories	45,113	1,593,391
AbbVie, Inc.	29,092	1,186,372
Eli Lilly & Co.	32,442	1,842,381
Gilead Sciences, Inc. (a)	31,704	1,551,277

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Select Fundamental Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Merck & Co., Inc.	25,276	$1,117,958

		7,291,379

		28,167,217

Energy — 3.5%
Oil & Gas — 1.4%
Diamond Offshore Drilling, Inc. (b)	10,964	762,656
Valero Energy Corp.	20,371	926,677

		1,689,333

Oil & Gas Services — 2.1%
Core Laboratories NV	1,186	163,573
National Oilwell Varco, Inc.	7,902	559,067
Oceaneering International, Inc.	12,210	810,866
Transocean Ltd.	16,666	865,965

		2,399,471

		4,088,804

Financial — 4.0%
Banks — 1.7%
Bank of America Corp.	165,130	2,011,283

Diversified Financial — 2.3%
American Express Co.	22,662	1,528,779
JP Morgan Chase & Co.	23,894	1,134,009

		2,662,788

		4,674,071

Industrial — 11.9%
Aerospace & Defense — 3.3%
The Boeing Co.	24,226	2,079,802
United Technologies Corp.	19,673	1,838,049

		3,917,851

Manufacturing — 8.6%
3M Co.	17,059	1,813,542
Danaher Corp.	20,051	1,246,170
Dover Corp.	10,843	790,238
General Electric Co.	49,299	1,139,793
Honeywell International, Inc.	25,986	1,958,045
Illinois Tool Works, Inc.	16,493	1,005,083
Parker Hannifin Corp.	15,567	1,425,626
Tyco International Ltd.	19,998	639,936

		10,018,433

		13,936,284

Technology — 18.9%
Computers — 6.9%
Apple, Inc.	6,733	2,980,228
International Business Machines Corp.	9,238	1,970,465
NetApp, Inc. (a)	50,235	1,716,028
SanDisk Corp. (a)	16,900	929,500
Western Digital Corp.	8,769	440,905

		8,037,126

	Number of Shares	Value
Internet — 0.9%
Check Point Software Technologies Ltd. (a)	21,633	$1,016,535

Semiconductors — 3.7%
Altera Corp.	38,586	1,368,646
Broadcom Corp. Class A	27,884	966,738
Emulex Corp. (a)	18,403	120,172
Microchip Technology, Inc.	21,153	777,584
QLogic Corp. (a)	924	10,718
Xilinx, Inc.	28,925	1,104,067

		4,347,925

Software — 7.4%
BMC Software, Inc. (a)	13,022	603,309
Intuit, Inc.	10,719	703,702
Microsoft Corp.	123,076	3,521,204
NetSuite, Inc. (a)	6,229	498,694
Oracle Corp.	79,918	2,584,548
Red Hat, Inc. (a)	13,583	686,757

		8,598,214

		21,999,800

TOTAL COMMON STOCK (Cost $102,797,601)		116,728,485

TOTAL EQUITIES (Cost $102,797,601)		116,728,485

MUTUAL FUNDS — 3.0%
Diversified Financial — 3.0%
State Street Navigator Securities Lending Prime Portfolio (c)	3,442,089	3,442,089

TOTAL MUTUAL FUNDS (Cost $3,442,089)		3,442,089

TOTAL LONG-TERM INVESTMENTS (Cost $106,239,690)		120,170,574

	Principal Amount
SHORT-TERM INVESTMENTS — 0.2%
Repurchase Agreement — 0.2%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/28/13, 0.010%, due 4/01/13 (d)	$253,811	253,811

Time Deposits — 0.0%
Euro Time Deposit 0.010% 4/01/13	2,255	2,255

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Select Fundamental Growth Fund – Portfolio of Investments (Continued)

Value

TOTAL SHORT-TERM INVESTMENTS (Cost $256,066)	$256,066

TOTAL INVESTMENTS — 103.3% (Cost $106,495,756) (e)	120,426,640

Other Assets/(Liabilities) — (3.3)%	(3,837,172)

NET ASSETS — 100.0%	$116,589,468

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2013, was $3,340,145. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	Represents investment of security lending collateral. (Note 2).
(d)	Maturity value of $253,812. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 9/25/39, and an aggregate market value, including accrued interest, of $260,963.
(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Select Blue Chip Growth Fund – Portfolio of Investments

March 31, 2013 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.3%

COMMON STOCK — 99.3%
Basic Materials — 4.6%
Chemicals — 4.6%
Ecolab, Inc.	113,500	$9,100,430
Monsanto Co.	91,500	9,665,145
Praxair, Inc.	140,700	15,693,678
The Sherwin-Williams Co.	86,400	14,592,096

		49,051,349

Communications — 21.8%
Advertising — 0.2%
Omnicom Group, Inc.	41,700	2,456,130

Internet — 17.1%
Akamai Technologies, Inc. (a)	10,000	352,900
Amazon.com, Inc. (a)	173,200	46,156,068
Baidu, Inc. Sponsored ADR (Cayman Islands) (a)	64,900	5,691,730
eBay, Inc. (a)	392,400	21,275,928
Expedia, Inc.	20,100	1,206,201
F5 Networks, Inc. (a)	1,700	151,436
Facebook, Inc. Class A (a)	321,821	8,232,181
Google, Inc. Class A (a)	70,500	55,979,115
Liberty Interactive Corp. Class A (a)	55,000	1,175,900
LinkedIn Corp. (a)	39,900	7,024,794
Priceline.com, Inc. (a)	40,500	27,861,165
Tencent Holdings Ltd.	245,000	7,802,311

		182,909,729

Media — 2.0%
Discovery Communications, Inc. Series C (a)	188,000	13,073,520
Time Warner, Inc.	14,900	858,538
The Walt Disney Co.	126,900	7,207,920

		21,139,978

Telecommunications — 2.5%
Juniper Networks, Inc. (a)	144,900	2,686,446
QUALCOMM, Inc.	355,500	23,800,725

		26,487,171

		232,993,008

Consumer, Cyclical — 15.7%
Apparel — 1.5%
Nike, Inc. Class B	106,100	6,260,961
Ralph Lauren Corp.	60,500	10,243,255

		16,504,216

Distribution & Wholesale — 2.2%
Fastenal Co.	203,800	10,465,130
Fossil, Inc. (a)	94,900	9,167,340
W.W. Grainger, Inc.	15,000	3,374,700

		23,007,170

	Number of Shares	Value
Home Builders — 0.0%
Lennar Corp. Class A	2,500	$103,700

Leisure Time — 1.3%
Carnival Corp.	218,400	7,491,120
Harley-Davidson, Inc.	125,300	6,678,490

		14,169,610

Lodging — 2.9%
Las Vegas Sands Corp.	251,100	14,149,485
Marriott International, Inc. Class A	120,590	5,092,516
Starwood Hotels & Resorts Worldwide, Inc.	188,400	12,006,732

		31,248,733

Retail — 7.8%
Chipotle Mexican Grill, Inc. (a)	21,600	7,038,792
Costco Wholesale Corp.	27,900	2,960,469
CVS Caremark Corp.	96,500	5,306,535
Dollar Tree, Inc. (a)	54,400	2,634,592
The Home Depot, Inc.	130,400	9,099,312
Limited Brands, Inc.	128,300	5,729,878
Lowe’s Cos., Inc.	59,200	2,244,864
Lululemon Athletica, Inc. (a)	34,200	2,132,370
McDonald’s Corp.	1,100	109,659
Michael Kors Holdings Ltd. (a)	69,500	3,946,905
O’Reilly Automotive, Inc. (a)	80,400	8,245,020
PVH Corp.	78,300	8,363,223
Ross Stores, Inc.	50,500	3,061,310
Starbucks Corp.	341,200	19,434,752
Tiffany & Co.	6,000	417,240
Tim Hortons, Inc.	5,500	298,760
Wal-Mart Stores, Inc.	1,400	104,762
Yum! Brands, Inc.	24,300	1,748,142

		82,876,585

		167,910,014

Consumer, Non-cyclical — 19.6%
Beverages — 0.6%
Anheuser-Busch InBev NV Sponsored ADR (Belgium)	7,900	786,445
The Coca-Cola Co.	12,600	509,544
Green Mountain Coffee Roasters, Inc. (a)	71,700	4,069,692
Monster Beverage Corp. (a)	31,200	1,489,488

		6,855,169

Biotechnology — 4.7%
Alexion Pharmaceuticals, Inc. (a)	90,900	8,375,526
Amgen, Inc.	3,300	338,283
Biogen Idec, Inc. (a)	97,200	18,750,852
Celgene Corp. (a)	149,000	17,270,590
Regeneron Pharmaceuticals, Inc. (a)	30,500	5,380,200

		50,115,451

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Select Blue Chip Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Commercial Services — 6.8%
Alliance Data Systems Corp. (a)	29,100	$4,710,999
MasterCard, Inc. Class A	60,100	32,521,913
McKesson Corp.	168,100	18,148,076
Verisk Analytics, Inc. Class A (a)	1,900	117,097
Visa, Inc. Class A	99,200	16,848,128

		72,346,213

Cosmetics & Personal Care — 0.4%
The Estee Lauder Cos., Inc. Class A	1,600	102,448
The Procter & Gamble Co.	55,600	4,284,536

		4,386,984

Foods — 0.8%
The Kroger Co.	27,000	894,780
Nestle SA	8,815	637,730
Whole Foods Market, Inc.	84,600	7,339,050

		8,871,560

Health Care – Products — 1.5%
Baxter International, Inc.	54,200	3,937,088
Becton, Dickinson & Co.	5,700	544,977
Covidien PLC	62,800	4,260,352
Edwards Lifesciences Corp. (a)	36,100	2,965,976
Henry Schein, Inc. (a)	4,500	416,475
Stryker Corp.	55,600	3,627,344

		15,752,212

Health Care – Services — 0.4%
UnitedHealth Group, Inc.	73,400	4,199,214

Pharmaceuticals — 4.4%
Allergan, Inc.	92,100	10,281,123
Express Scripts Holding Co. (a)	132,400	7,632,860
Gilead Sciences, Inc. (a)	503,700	24,646,041
Onyx Pharmaceuticals, Inc. (a)	1,200	106,632
Perrigo Co.	9,900	1,175,427
Valeant Pharmaceuticals International, Inc. (a)	33,100	2,483,162
Zoetis, Inc. (a)	7,200	240,480

		46,565,725

		209,092,528

Energy — 5.3%
Oil & Gas — 3.4%
Cabot Oil & Gas Corp.	8,400	567,924
Concho Resources, Inc. (a)	15,500	1,510,165
EOG Resources, Inc.	61,600	7,889,112
EQT Corp.	69,600	4,715,400
Phillips 66	94,700	6,626,159
Pioneer Natural Resources Co.	65,500	8,138,375
Range Resources Corp.	83,300	6,750,632

		36,197,767

Oil & Gas Services — 1.9%
Cameron International Corp. (a)	91,000	5,933,200

	Number of Shares	Value
FMC Technologies, Inc. (a)	34,700	$1,887,333
Schlumberger Ltd.	162,100	12,139,669

		19,960,202

		56,157,969

Financial — 10.3%
Banks — 1.5%
Northern Trust Corp.	72,200	3,939,232
State Street Corp.	124,700	7,368,523
U.S. Bancorp	130,100	4,414,293

		15,722,048

Diversified Financial — 6.4%
American Express Co.	179,800	12,129,308
Ameriprise Financial, Inc.	33,000	2,430,450
Citigroup, Inc.	77,500	3,428,600
Franklin Resources, Inc.	133,200	20,087,892
The Goldman Sachs Group, Inc.	23,900	3,516,885
IntercontinentalExchange, Inc. (a)	30,100	4,908,407
Invesco Ltd.	401,600	11,630,336
JP Morgan Chase & Co.	81,600	3,872,736
Morgan Stanley	152,800	3,358,544
TD Ameritrade Holding Corp.	152,100	3,136,302

		68,499,460

Insurance — 0.2%
Marsh & McLennan Cos., Inc.	57,300	2,175,681

Real Estate Investment Trusts (REITS) — 2.2%
American Tower Corp.	300,400	23,106,768

		109,503,957

Industrial — 13.7%
Aerospace & Defense — 1.4%
The Boeing Co.	113,500	9,743,975
United Technologies Corp.	56,800	5,306,824

		15,050,799

Electronics — 0.1%
Amphenol Corp. Class A	13,500	1,007,775

Health Care – Services — 0.9%
Thermo Fisher Scientific, Inc.	126,100	9,645,389

Machinery – Diversified — 0.7%
Flowserve Corp.	1,400	234,794
Roper Industries, Inc.	51,800	6,594,658

		6,829,452

Manufacturing — 4.3%
3M Co.	36,500	3,880,315
Danaher Corp.	530,500	32,970,575
Eaton Corp. PLC	1,600	98,000
Honeywell International, Inc.	120,800	9,102,280

		46,051,170

Metal Fabricate & Hardware — 1.7%
Precision Castparts Corp.	97,800	18,544,836

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Select Blue Chip Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Transportation — 4.6%
FedEx Corp.	117,200	$11,509,040
J.B. Hunt Transport Services, Inc.	23,100	1,720,488
Kansas City Southern	82,400	9,138,160
Union Pacific Corp.	144,900	20,635,209
United Continental Holdings, Inc. (a)	175,800	5,627,358

		48,630,255

		145,759,676

Technology — 8.3%
Computers — 3.9%
Accenture PLC Class A	62,900	4,778,513
Apple, Inc.	49,400	21,865,922
Cognizant Technology Solutions Corp. Class A (a)	64,800	4,964,328
EMC Corp. (a)	228,000	5,446,920
IHS, Inc. Class A (a)	41,500	4,345,880

		41,401,563

Semiconductors — 1.3%
Broadcom Corp. Class A	327,000	11,337,090
Xilinx, Inc.	84,700	3,232,999

		14,570,089

Software — 3.1%
Autodesk, Inc. (a)	99,600	4,107,504
Cerner Corp. (a)	18,600	1,762,350
Citrix Systems, Inc. (a)	14,900	1,075,184
Fiserv, Inc. (a)	53,600	4,707,688
Intuit, Inc.	39,900	2,619,435
Red Hat, Inc. (a)	123,500	6,244,160
Salesforce.com, Inc. (a)	69,700	12,464,451

		32,980,772

		88,952,424

TOTAL COMMON STOCK (Cost $802,615,450)		1,059,420,925

TOTAL EQUITIES (Cost $802,615,450)		1,059,420,925

MUTUAL FUNDS — 0.0%
Diversified Financial — 0.0%
T. Rowe Price Reserve Investment Fund	1,603	1,603

TOTAL MUTUAL FUNDS (Cost $1,603)		1,603

TOTAL LONG-TERM INVESTMENTS (Cost $802,617,053)		1,059,422,528

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.7%
Repurchase Agreement — 0.7%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/28/13, 0.010%, due 4/01/13 (b)	$7,545,512	$7,545,512

Time Deposits — 0.0%
Euro Time Deposit 0.010% 4/01/13	112,067	112,067

TOTAL SHORT-TERM INVESTMENTS (Cost $7,657,579)		7,657,579

TOTAL INVESTMENTS — 100.0% (Cost $810,274,632) (c)		1,067,080,107

Other Assets/(Liabilities) — 0.0%		520,808

NET ASSETS — 100.0%		$1,067,600,915

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $7,545,521. Collateralized by U.S. Government Agency obligations with rates ranging from 2.295% – 2.554%, maturity dates ranging from 3/01/34 – 4/01/34, and an aggregate market value, including accrued interest, of $7,696,708.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Select Growth Opportunities Fund – Portfolio of Investments

March 31, 2013 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.7%

COMMON STOCK — 97.7%
Basic Materials — 2.6%
Chemicals — 2.6%
Praxair, Inc.	81,300	$9,068,203
Syngenta AG Sponsored ADR (Switzerland)	90,775	7,602,406

		16,670,609

Communications — 25.3%
Internet — 19.4%
Amazon.com, Inc. (a)	94,300	25,130,007
F5 Networks, Inc. (a)	85,900	7,651,972
Facebook, Inc. Class A (a)	369,400	9,449,252
Google, Inc. Class A (a)	48,575	38,570,007
Liberty Interactive Corp. Class A (a)	581,050	12,422,849
Priceline.com, Inc. (a)	34,975	24,060,352
VeriSign, Inc. (a)	150,550	7,118,004

		124,402,443

Telecommunications — 5.9%
Crown Castle International Corp. (a)	222,725	15,510,569
QUALCOMM, Inc.	335,625	22,470,094

		37,980,663

		162,383,106

Consumer, Cyclical — 10.4%
Apparel — 2.7%
Nike, Inc. Class B	287,475	16,963,900

Lodging — 1.4%
Las Vegas Sands Corp.	162,200	9,139,970

Retail — 6.3%
Chipotle Mexican Grill, Inc. (a)	36,600	11,926,842
Sally Beauty Holdings, Inc. (a)	163,650	4,808,037
Starbucks Corp.	144,200	8,213,632
Ulta Salon Cosmetics & Fragrance, Inc. (a)	15,285	1,240,683
Walgreen Co.	299,250	14,268,240

		40,457,434

		66,561,304

Consumer, Non-cyclical — 23.9%
Biotechnology — 5.4%
Alexion Pharmaceuticals, Inc. (a)	109,000	10,043,260
Biogen Idec, Inc. (a)	38,400	7,407,744
Celgene Corp. (a)	113,850	13,196,354
Regeneron Pharmaceuticals, Inc. (a)	22,686	4,001,810

		34,649,168

Commercial Services — 9.5%
MasterCard, Inc. Class A	28,600	15,476,318

	Number of Shares	Value
Visa, Inc. Class A	268,100	$45,534,104

		61,010,422

Health Care – Products — 1.0%
Intuitive Surgical, Inc. (a)	13,000	6,385,470

Pharmaceuticals — 8.0%
Allergan, Inc.	278,025	31,035,931
BioMarin Pharmaceutical, Inc. (a)	101,900	6,344,294
Novo Nordisk A/S Sponsored ADR (Denmark)	50,425	8,143,637
Perrigo Co.	51,475	6,111,627

		51,635,489

		153,680,549

Energy — 8.3%
Oil & Gas — 3.9%
EOG Resources, Inc.	129,900	16,636,293
Southwestern Energy Co. (a)	235,400	8,771,004

		25,407,297

Oil & Gas Services — 4.4%
FMC Technologies, Inc. (a)	155,400	8,452,206
National Oilwell Varco, Inc.	107,700	7,619,775
Schlumberger Ltd.	161,800	12,117,202

		28,189,183

		53,596,480

Financial — 4.3%
Diversified Financial — 2.6%
CME Group, Inc.	106,275	6,524,222
IntercontinentalExchange, Inc. (a)	60,950	9,939,117

		16,463,339

Insurance — 1.7%
The Progressive Corp.	436,250	11,024,037

		27,487,376

Industrial — 0.6%
Machinery – Construction & Mining — 0.6%
Caterpillar, Inc.	47,450	4,126,727

Technology — 19.9%
Computers — 4.3%
Apple, Inc.	42,650	18,878,170
Teradata Corp. (a)	147,575	8,634,613

		27,512,783

Semiconductors — 3.2%
ARM Holdings PLC Sponsored ADR (United Kingdom)	221,400	9,380,718
ASML Holding NV (b)	162,100	11,024,421

		20,405,139

Software — 12.4%
Adobe Systems, Inc. (a)	340,825	14,829,295

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Select Growth Opportunities Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Athenahealth, Inc. (a) (b)	43,700	$4,240,648
BMC Software, Inc. (a)	237,650	11,010,324
Cerner Corp. (a)	111,000	10,517,250
Intuit, Inc.	183,875	12,071,394
Salesforce.com, Inc. (a)	128,500	22,979,655
Splunk, Inc. (a)	42,325	1,694,270
VeriFone Systems, Inc. (a)	120,050	2,482,634

		79,825,470

		127,743,392

Utilities — 2.4%
Pipelines — 2.4%
Kinder Morgan, Inc.	401,082	15,513,852

TOTAL COMMON STOCK (Cost $460,173,611)		627,763,395

TOTAL EQUITIES (Cost $460,173,611)		627,763,395

WARRANTS — 0.1%

Utilities — 0.1%
Pipelines — 0.1%
Kinder Morgan, Inc., Expires 05/25/17 Strike 40.00 (a)	124,596	640,423

TOTAL WARRANTS (Cost $243,344)		640,423

MUTUAL FUNDS — 2.0%
Diversified Financial — 2.0%
State Street Navigator Securities Lending Prime Portfolio (c)	12,910,049	12,910,049

TOTAL MUTUAL FUNDS (Cost $12,910,049)		12,910,049

TOTAL LONG-TERM INVESTMENTS (Cost $473,327,004)		641,313,867

	Principal Amount
SHORT-TERM INVESTMENTS — 1.9%
Repurchase Agreement — 1.9%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/28/13, 0.010%, due 4/01/13 (d)	$12,487,863	12,487,863

Time Deposits — 0.0%
Euro Time Deposit 0.010% 4/01/13	70,771	70,771

Value
TOTAL SHORT-TERM INVESTMENTS (Cost $12,558,634)	$12,558,634

TOTAL INVESTMENTS — 101.7% (Cost $485,885,638) (e)	653,872,501

Other Assets/(Liabilities) — (1.7)%	(10,955,549)

NET ASSETS — 100.0%	$642,916,952

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2013, was $12,637,760. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	Represents investment of security lending collateral. (Note 2).
(d)	Maturity value of $12,487,877. Collateralized by U.S. Government Agency obligations with rates ranging from 3.500% – 4.000%, maturity dates ranging from 2/01/32 – 9/25/39, and an aggregate market value, including accrued interest, of $12,740,320.
(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Select Mid-Cap Value Fund – Portfolio of Investments

March 31, 2013 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.9%

COMMON STOCK — 97.9%
Basic Materials — 6.5%
Chemicals — 2.0%
Axiall Corp.	19,150	$1,190,364
CF Industries Holdings, Inc.	2,900	552,073
Eastman Chemical Co.	8,300	579,921
Huntsman Corp.	49,000	910,910

		3,233,268

Forest Products & Paper — 2.1%
International Paper Co.	72,350	3,370,063

Iron & Steel — 1.8%
Nucor Corp.	36,350	1,677,553
Reliance Steel & Aluminum Co.	18,600	1,323,762

		3,001,315

Mining — 0.6%
Yamana Gold, Inc.	59,400	911,790

		10,516,436

Communications — 2.8%
Internet — 1.3%
Symantec Corp. (a)	57,800	1,426,504
ValueClick, Inc. (a)	27,700	818,535

		2,245,039

Media — 0.8%
Gannett Co., Inc.	58,275	1,274,474

Telecommunications — 0.7%
Amdocs Ltd.	31,200	1,131,000

		4,650,513

Consumer, Cyclical — 11.1%
Airlines — 0.9%
Delta Air Lines, Inc. (a)	93,225	1,539,145

Automotive & Parts — 1.6%
Lear Corp.	22,200	1,218,114
Magna International, Inc. Class A	23,000	1,350,100

		2,568,214

Entertainment — 0.4%
International Game Technology	35,300	582,450

Home Builders — 0.7%
M.D.C. Holdings, Inc.	9,875	361,919
The Ryland Group, Inc.	20,325	845,926

		1,207,845

Home Furnishing — 0.5%
Whirlpool Corp.	7,275	861,796

Housewares — 1.7%
Newell Rubbermaid, Inc.	106,700	2,784,870

	Number of Shares	Value
Retail — 3.9%
Abercrombie & Fitch Co. Class A	23,725	$1,096,095
Foot Locker, Inc.	33,050	1,131,632
The Gap, Inc.	31,900	1,129,260
GNC Holdings, Inc. Class A	41,575	1,633,066
Staples, Inc.	99,600	1,337,628

		6,327,681

Textiles — 0.6%
Mohawk Industries, Inc. (a)	7,925	896,476

Toys, Games & Hobbies — 0.8%
Mattel, Inc.	28,400	1,243,636

		18,012,113

Consumer, Non-cyclical — 16.0%
Beverages — 0.3%
Coca-Cola Enterprises, Inc.	15,000	553,800

Commercial Services — 3.2%
CoreLogic, Inc. (a)	29,325	758,345
McKesson Corp.	10,900	1,176,764
Towers Watson & Co. Class A	20,850	1,445,322
United Rentals, Inc. (a)	32,550	1,789,273

		5,169,704

Foods — 5.0%
ConAgra Foods, Inc.	36,200	1,296,322
Ingredion, Inc.	29,150	2,108,128
The J.M. Smucker Co.	10,925	1,083,323
The Kroger Co.	57,475	1,904,721
Tyson Foods, Inc. Class A	71,925	1,785,179

		8,177,673

Health Care – Products — 3.3%
Becton, Dickinson & Co.	15,700	1,501,077
Boston Scientific Corp. (a)	123,475	964,340
C.R. Bard, Inc.	5,200	524,056
CareFusion Corp. (a)	33,025	1,155,544
Zimmer Holdings, Inc.	15,500	1,165,910

		5,310,927

Health Care – Services — 0.4%
Cigna Corp.	10,000	623,700

Household Products — 1.3%
Avery Dennison Corp.	51,225	2,206,261

Pharmaceuticals — 2.5%
Jazz Pharmaceuticals Plc (a)	21,175	1,183,894
Omnicare, Inc.	38,300	1,559,576
Sirona Dental Systems, Inc. (a)	18,325	1,351,103

		4,094,573

		26,136,638

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Select Mid-Cap Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Energy — 7.8%
Coal — 0.9%
Peabody Energy Corp.	69,300	$1,465,695

Oil & Gas — 5.9%
Chesapeake Energy Corp.	38,600	787,826
Ensco PLC Class A	9,200	552,000
Hess Corp.	16,625	1,190,516
Marathon Petroleum Corp.	9,300	833,280
Murphy Oil Corp.	18,000	1,147,140
Patterson-UTI Energy, Inc.	82,125	1,957,860
Valero Energy Corp.	24,750	1,125,878
Whiting Petroleum Corp. (a)	39,950	2,031,058

		9,625,558

Oil & Gas Services — 1.0%
HollyFrontier Corp.	20,425	1,050,866
Tidewater, Inc.	11,700	590,850

		1,641,716

		12,732,969

Financial — 27.3%
Banks — 6.2%
BB&T Corp.	35,800	1,123,762
Fifth Third Bancorp	193,250	3,151,907
KeyCorp	116,175	1,157,103
PNC Financial Services Group, Inc.	9,300	618,450
Regions Financial Corp.	354,000	2,899,260
SunTrust Banks, Inc.	38,650	1,113,507

		10,063,989

Diversified Financial — 4.1%
Ameriprise Financial, Inc.	16,500	1,215,225
Discover Financial Services	27,250	1,221,890
Evercore Partners, Inc. Class A	27,325	1,136,720
Raymond James Financial, Inc.	39,675	1,829,017
SLM Corp.	63,200	1,294,336

		6,697,188

Insurance — 9.0%
The Allstate Corp.	45,675	2,241,272
Fidelity National Financial, Inc. Class A	75,175	1,896,665
HCC Insurance Holdings, Inc.	27,075	1,137,962
Lincoln National Corp.	106,800	3,482,748
Reinsurance Group of America, Inc. Class A	20,700	1,235,169
Unum Group	59,950	1,693,588
Validus Holdings Ltd.	82,750	3,092,368

		14,779,772

Real Estate — 0.9%
CBRE Group, Inc. (a)	56,975	1,438,619

Real Estate Investment Trusts (REITS) — 7.1%
Annaly Capital Management, Inc.	34,000	540,260

	Number of Shares	Value
BioMed Realty Trust, Inc.	84,900	$1,833,840
Brandywine Realty Trust	161,050	2,391,592
CBL & Associates Properties, Inc.	85,850	2,026,060
Hospitality Properties Trust	46,200	1,267,728
Kilroy Realty Corp.	43,375	2,272,850
Kimco Realty Corp.	27,000	604,800
Liberty Property Trust	15,000	596,250

		11,533,380

		44,512,948

Industrial — 10.1%
Aerospace & Defense — 1.6%
L-3 Communications Holdings, Inc.	13,700	1,108,604
Triumph Group, Inc.	18,150	1,424,775

		2,533,379

Electronics — 1.4%
Agilent Technologies, Inc.	14,000	587,580
Avnet, Inc. (a)	45,525	1,648,005

		2,235,585

Engineering & Construction — 0.7%
EMCOR Group, Inc.	26,675	1,130,753

Environmental Controls — 0.7%
Republic Services, Inc.	37,100	1,224,300

Machinery – Construction & Mining — 0.9%
Terex Corp. (a)	42,050	1,447,361

Machinery – Diversified — 0.6%
AGCO Corp.	17,775	926,433

Manufacturing — 2.0%
Eaton Corp. PLC	21,350	1,307,688
Parker Hannifin Corp.	12,600	1,153,908
Trinity Industries, Inc.	18,625	844,271

		3,305,867

Packaging & Containers — 0.7%
Bemis Co., Inc.	27,700	1,117,972

Transportation — 1.5%
CSX Corp.	25,600	630,528
Ryder System, Inc.	31,600	1,888,100

		2,518,628

		16,440,278

Technology — 7.5%
Office Equipment/Supplies — 0.9%
Xerox Corp.	166,350	1,430,610

Semiconductors — 4.8%
Broadcom Corp. Class A	23,225	805,211
KLA-Tencor Corp.	47,150	2,486,691
Micron Technology, Inc. (a)	115,750	1,155,185
NXP Semiconductor NV (a)	61,250	1,853,425
Skyworks Solutions, Inc. (a)	67,175	1,479,865

		7,780,377

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Select Mid-Cap Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Software — 1.8%
CA, Inc.	46,000	$1,157,820
Fidelity National Information Services, Inc.	45,575	1,805,682

		2,963,502

		12,174,489

Utilities — 8.8%
Electric — 6.0%
The AES Corp.	90,700	1,140,099
Cleco Corp.	42,500	1,998,775
CMS Energy Corp.	70,550	1,971,167
NRG Energy, Inc.	87,700	2,323,173
PPL Corp.	35,300	1,105,243
SCANA Corp.	23,800	1,217,608

		9,756,065

Gas — 2.8%
AGL Resources, Inc.	28,700	1,203,965
Energen Corp.	36,750	1,911,367
NiSource, Inc.	50,875	1,492,673

		4,608,005

		14,364,070

TOTAL COMMON STOCK (Cost $135,414,772)		159,540,454

TOTAL EQUITIES (Cost $135,414,772)		159,540,454

TOTAL LONG-TERM INVESTMENTS (Cost $135,414,772)		159,540,454

	Principal Amount
SHORT-TERM INVESTMENTS — 2.0%
Repurchase Agreement — 2.0%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/28/13, 0.010%, due 4/01/13 (b)	$3,178,571	3,178,571

Time Deposits — 0.0%
Euro Time Deposit 0.010% 4/01/13	71,240	71,240

TOTAL SHORT-TERM INVESTMENTS (Cost $3,249,811)		3,249,811

Value

TOTAL INVESTMENTS — 99.9% (Cost $138,664,583) (c)	$162,790,265

Other Assets/(Liabilities) — 0.1%	127,437

NET ASSETS — 100.0%	$162,917,702

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	Maturity value of $3,178,575. Collateralized by U.S. Government Agency obligations with a rate of 3.500%, maturity date of 2/01/32, and an aggregate market value, including accrued interest, of $3,245,561.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Select Small Cap Value Equity Fund – Portfolio of Investments

March 31, 2013 (Unaudited)

	Number of Shares	Value
EQUITIES — 96.8%

COMMON STOCK — 96.8%
Basic Materials — 3.5%
Chemicals — 2.9%
Innospec, Inc.	21,050	$932,094
PolyOne Corp.	101,100	2,467,851
Sensient Technologies Corp.	17,790	695,411

		4,095,356

Forest Products & Paper — 0.6%
Deltic Timber Corp.	12,870	884,427

		4,979,783

Communications — 1.8%
Internet — 0.4%
Websense, Inc. (a)	32,260	483,900

Media — 1.4%
AMC Networks, Inc. (a)	23,800	1,503,684
John Wiley & Sons, Inc. Class A	12,800	498,688

		2,002,372

		2,486,272

Consumer, Cyclical — 20.2%
Apparel — 1.0%
Ascena Retail Group, Inc. (a)	73,160	1,357,118

Auto Manufacturers — 2.1%
Oshkosh Corp. (a)	68,800	2,923,312

Automotive & Parts — 1.3%
American Axle & Manufacturing Holdings, Inc. (a)	133,900	1,827,735

Distribution & Wholesale — 1.8%
ScanSource, Inc. (a)	23,500	663,170
United Stationers, Inc.	46,810	1,809,207

		2,472,377

Home Furnishing — 1.5%
Whirlpool Corp.	18,100	2,144,126

Leisure Time — 1.3%
Brunswick Corp.	55,000	1,882,100

Lodging — 0.3%
Choice Hotels International, Inc.	9,730	411,676

Office Furnishings — 1.0%
Herman Miller, Inc.	49,500	1,369,665

Retail — 7.0%
Advance Auto Parts, Inc.	18,960	1,567,044
Cabela’s, Inc. (a)	22,600	1,373,628
Casey’s General Stores, Inc.	14,810	863,423
The Cato Corp. Class A	55,760	1,346,047
CEC Entertainment, Inc.	36,751	1,203,595
Fred’s, Inc. Class A	70,420	963,346
The Men’s Wearhouse, Inc.	44,600	1,490,532

	Number of Shares	Value
Stage Stores, Inc.	39,430	$1,020,448

		9,828,063

Storage & Warehousing — 1.9%
Mobile Mini, Inc. (a)	93,200	2,742,876

Textiles — 1.0%
G&K Services, Inc. Class A	29,630	1,348,461

		28,307,509

Consumer, Non-cyclical — 11.7%
Biotechnology — 1.2%
Charles River Laboratories International, Inc. (a)	39,380	1,743,352

Commercial Services — 3.7%
Corrections Corporation of America	20,570	803,670
Forrester Research, Inc.	32,750	1,036,537
Korn/Ferry International (a)	64,700	1,155,542
MAXIMUS, Inc.	10,670	853,280
McGrath RentCorp	3,630	112,893
Towers Watson & Co. Class A	17,000	1,178,440

		5,140,362

Foods — 0.4%
Post Holdings, Inc. (a)	14,390	617,763

Health Care – Products — 0.7%
Haemonetics Corp. (a)	4,180	174,139
Steris Corp.	20,180	839,690

		1,013,829

Health Care – Services — 4.4%
AmSurg Corp. (a)	30,990	1,042,504
Covance, Inc. (a)	19,700	1,464,104
HealthSouth Corp. (a)	81,400	2,146,518
ICON PLC (a)	44,970	1,452,081

		6,105,207

Household Products — 1.3%
Acco Brands Corp. (a)	146,200	976,616
Helen of Troy Ltd. (a)	20,320	779,475

		1,756,091

		16,376,604

Energy — 2.7%
Oil & Gas — 2.1%
Berry Petroleum Co. Class A	30,200	1,397,958
Halcon Resources Corp. (a)	35,748	278,477
Penn Virginia Corp.	25,230	101,929
Plains Exploration & Production Co. (a)	13,720	651,289
Whiting Petroleum Corp. (a)	9,650	490,606

		2,920,259

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Select Small Cap Value Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Oil & Gas Services — 0.6%
SEACOR Holdings, Inc.	12,480	$919,526

		3,839,785

Financial — 16.8%
Banks — 7.2%
BBCN Bancorp, Inc.	62,454	815,649
City National Corp.	26,900	1,584,679
First Midwest Bancorp, Inc.	77,490	1,029,067
Hancock Holding Co.	16,770	518,529
International Bancshares Corp.	53,220	1,106,976
MB Financial, Inc.	28,360	685,461
Northwest Bancshares, Inc.	85,770	1,088,421
Prosperity Bancshares, Inc.	38,100	1,805,559
Webster Financial Corp.	50,980	1,236,775
Westamerica Bancorp.	5,650	256,115

		10,127,231

Diversified Financial — 1.8%
Duff & Phelps Corp. Class A	62,600	970,926
Janus Capital Group, Inc.	123,500	1,160,900
National Financial Partners Corp. (a)	13,100	293,833

		2,425,659

Insurance — 5.2%
Alleghany Corp. (a)	3,568	1,412,643
Assured Guaranty Ltd.	38,600	795,546
Platinum Underwriters Holdings Ltd.	13,730	766,271
Primerica, Inc.	32,360	1,060,761
ProAssurance Corp.	21,800	1,031,794
Reinsurance Group of America, Inc. Class A	21,440	1,279,325
White Mountains Insurance Group Ltd.	1,610	913,063

		7,259,403

Investment Companies — 0.7%
Ares Capital Corp.	54,590	988,079

Real Estate Investment Trusts (REITS) — 1.4%
Campus Crest Communities, Inc.	65,870	915,593
DiamondRock Hospitality Co.	59,494	553,889
Mack-Cali Realty Corp.	17,740	507,541

		1,977,023

Savings & Loans — 0.5%
First Niagara Financial Group, Inc.	80,160	710,218

		23,487,613

Industrial — 31.8%
Aerospace & Defense — 0.5%
Cubic Corp.	17,750	758,280

Building Materials — 3.6%
Comfort Systems USA, Inc.	68,600	966,574
Gibraltar Industries, Inc. (a)	63,606	1,160,810

	Number of Shares	Value
Simpson Manufacturing Co., Inc.	40,400	$1,236,644
Trex Co., Inc. (a)	33,200	1,632,776

		4,996,804

Electrical Components & Equipment — 2.7%
Belden, Inc.	45,320	2,340,778
Littelfuse, Inc.	21,500	1,458,775

		3,799,553

Electronics — 4.8%
Coherent, Inc.	13,030	739,322
Faro Technologies, Inc. (a)	18,000	781,020
Gentex Corp/MI	40,400	808,404
Park Electrochemical Corp.	35,100	889,434
Plexus Corp. (a)	46,200	1,123,122
Vishay Intertechnology, Inc. (a)	174,700	2,377,667

		6,718,969

Engineering & Construction — 1.0%
Aegion Corp. (a)	61,900	1,432,985

Hand & Machine Tools — 1.1%
Regal-Beloit Corp.	20,000	1,631,200

Machinery – Construction & Mining — 2.1%
Terex Corp. (a)	84,300	2,901,606

Machinery – Diversified — 3.7%
Albany International Corp. Class A	51,240	1,480,836
Cognex Corp.	35,300	1,487,895
Flowserve Corp.	8,190	1,373,545
Zebra Technologies Corp. Class A (a)	17,930	845,041

		5,187,317

Manufacturing — 4.7%
Acuity Brands, Inc.	8,570	594,330
AptarGroup, Inc.	13,250	759,887
Carlisle Cos., Inc.	22,670	1,536,799
ESCO Technologies, Inc.	27,880	1,139,177
Koppers Holdings, Inc.	14,950	657,501
Matthews International Corp. Class A	32,940	1,149,277
Myers Industries, Inc.	54,500	760,820

		6,597,791

Metal Fabricate & Hardware — 1.1%
Mueller Industries, Inc.	28,660	1,527,291

Packaging & Containers — 0.5%
Greif, Inc. Class A	13,350	715,827

Transportation — 5.0%
Atlas Air Worldwide Holdings, Inc. (a)	16,817	685,461
Bristow Group, Inc.	5,880	387,727
Era Group, Inc. (a)	17,960	377,160
Forward Air Corp.	43,800	1,633,302
Genesee & Wyoming, Inc. Class A (a)	5,390	501,863
Kirby Corp. (a)	19,230	1,476,864

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Select Small Cap Value Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Scorpio Tankers, Inc. (a)	148,410	$1,323,817
UTI Worldwide, Inc.	42,340	613,083

		6,999,277

Trucking & Leasing — 1.0%
GATX Corp.	26,320	1,367,850

		44,634,750

Technology — 5.3%
Computers — 3.3%
Diebold, Inc.	38,090	1,154,889
Mentor Graphics Corp.	109,200	1,971,060
Mercury Computer Systems, Inc. (a)	66,400	489,368
MTS Systems Corp.	16,670	969,360

		4,584,677

Semiconductors — 1.8%
Brooks Automation, Inc.	131,100	1,334,598
Maxim Integrated Products, Inc.	37,040	1,209,356

		2,543,954

Software — 0.2%
Allscripts Healthcare Solutions, Inc. (a)	23,310	316,783

		7,445,414

Utilities — 3.0%
Electric — 1.1%
UNS Energy Corp.	16,110	788,423
Westar Energy, Inc.	20,470	679,195

		1,467,618

Gas — 1.9%
Atmos Energy Corp.	19,400	828,186
New Jersey Resources Corp.	7,210	323,368
UGI Corp.	25,640	984,320
WGL Holdings, Inc.	12,960	571,536

		2,707,410

		4,175,028

TOTAL COMMON STOCK (Cost $101,824,109)		135,732,758

TOTAL EQUITIES (Cost $101,824,109)		135,732,758

TOTAL LONG-TERM INVESTMENTS (Cost $101,824,109)		135,732,758

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 2.9%
Repurchase Agreement — 2.8%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/28/13, 0.010%, due 4/01/13 (b)	$3,916,083	$3,916,083

Time Deposits — 0.1%
Euro Time Deposit 0.010% 4/01/13	47,590	47,590

TOTAL SHORT-TERM INVESTMENTS (Cost $3,963,673)		3,963,673

TOTAL INVESTMENTS — 99.7% (Cost $105,787,782) (c)		139,696,431

Other Assets/(Liabilities) — 0.3%		476,111

NET ASSETS — 100.0%		$140,172,542

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	Maturity value of $3,916,088. Collateralized by U.S. Government Agency obligations with a rate of 3.500%, maturity date of 2/01/32, and an aggregate market value, including accrued interest, of $3,999,665.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Select Small Company Value Fund – Portfolio of Investments

March 31, 2013 (Unaudited)

	Number of Shares	Value
EQUITIES — 96.0%

COMMON STOCK — 95.6%
Basic Materials — 8.3%
Chemicals — 3.3%
American Vanguard Corp.	73,100	$2,232,474
Axiall Corp.	51,960	3,229,834
Cabot Corp.	33,725	1,153,395
Huntsman Corp.	101,215	1,881,587
Innospec, Inc.	94,000	4,162,320
Intrepid Potash, Inc.	64,320	1,206,643
Minerals Technologies, Inc.	43,100	1,789,081
Tronox Ltd. (a)	74,150	1,468,911
The Valspar Corp.	13,600	846,600

		17,970,845

Forest Products & Paper — 2.7%
Clearwater Paper Corp. (b)	52,500	2,766,225
Deltic Timber Corp.	34,900	2,398,328
Domtar Corp.	16,250	1,261,325
KapStone Paper and Packaging Corp.	81,270	2,259,306
Potlatch Corp.	97,840	4,486,943
Wausau Paper Corp.	112,200	1,209,516

		14,381,643

Iron & Steel — 0.9%
Allegheny Technologies, Inc.	41,900	1,328,649
Carpenter Technology Corp.	49,400	2,434,926
Schnitzer Steel Industries, Inc. Class A	34,100	909,106

		4,672,681

Mining — 1.4%
AMCOL International Corp.	65,400	1,974,426
Franco-Nevada Corp.	32,500	1,483,511
North American Palladium Ltd. (a) (b)	449,000	642,070
Royal Gold, Inc.	29,000	2,059,870
Stillwater Mining Co. (a) (b)	115,945	1,499,169

		7,659,046

		44,684,215

Communications — 4.0%
Internet — 0.9%
Digital River, Inc. (b)	20,000	282,800
HomeAway, Inc. (b)	52,075	1,692,438
Safeguard Scientifics, Inc. (b)	115,600	1,826,480
Websense, Inc. (b)	69,900	1,048,500

		4,850,218

Media — 0.7%
The Dolan Co. (b)	94,600	226,094
The New York Times Co. Class A (b)	82,515	808,647

	Number of Shares	Value
Saga Communications, Inc. Class A	38,666	$1,788,689
World Wrestling Entertainment, Inc. Class A (a)	118,085	1,041,510

		3,864,940

Telecommunications — 2.4%
Anixter International, Inc.	22,090	1,544,533
Black Box Corp.	35,435	772,837
Finisar Corp. (a) (b)	112,634	1,485,643
Ixia (b)	126,500	2,737,460
Premiere Global Services, Inc. (b)	132,000	1,450,680
RF Micro Devices, Inc. (b)	349,545	1,859,579
SBA Communications Corp. Class A (b)	9,200	662,584
Sonus Networks, Inc. (b)	306,900	794,871
Symmetricom, Inc. (b)	71,780	325,881
ViaSat, Inc. (a) (b)	23,930	1,159,169

		12,793,237

		21,508,395

Consumer, Cyclical — 11.6%
Airlines — 0.8%
Alaska Air Group, Inc. (b)	70,400	4,502,784

Apparel — 0.8%
Crocs, Inc. (b)	125,445	1,859,095
The Jones Group, Inc.	85,775	1,091,058
True Religion Apparel, Inc.	61,010	1,592,971

		4,543,124

Automotive & Parts — 0.8%
Modine Manufacturing Co. (b)	111,500	1,014,650
Spartan Motors, Inc.	96,515	512,495
Tenneco, Inc. (b)	32,115	1,262,440
Titan International, Inc. (a)	70,085	1,477,392

		4,266,977

Distribution & Wholesale — 1.6%
Beacon Roofing Supply, Inc. (b)	143,800	5,559,308
Pool Corp.	65,100	3,124,800

		8,684,108

Entertainment — 1.0%
Ascent Media Corp. Series A (b)	28,200	2,099,208
International Speedway Corp. Class A	16,000	522,880
Lions Gate Entertainment Corp. (a) (b)	70,495	1,675,666
Vail Resorts, Inc.	19,820	1,235,182

		5,532,936

Home Builders — 1.5%
M/I Homes, Inc. (a) (b)	44,200	1,080,690
Meritage Home Corp. (b)	86,900	4,072,134
Standard Pacific Corp. (a) (b)	122,050	1,054,512

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Select Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Winnebago Industries, Inc. (b)	99,400	$2,051,616

		8,258,952

Home Furnishing — 0.6%
Ethan Allen Interiors, Inc. (a)	31,300	1,030,396
La-Z-Boy, Inc.	103,815	1,958,989
Stanley Furniture Co., Inc. (a) (b)	62,300	276,612

		3,265,997

Leisure Time — 0.4%
Brunswick Corp.	35,700	1,221,654
LIFE TIME FITNESS, Inc. (b)	15,400	658,812

		1,880,466

Lodging — 0.3%
Orient-Express Hotels Ltd. (b)	139,400	1,374,484

Retail — 3.1%
Aeropostale, Inc. (b)	75,490	1,026,664
Body Central Corp. (b)	101,070	950,058
Cash America International, Inc.	13,161	690,558
Fred’s, Inc. Class A	71,400	976,752
Genesco, Inc. (b)	23,000	1,382,070
Haverty Furniture Cos., Inc.	91,300	1,877,128
Hot Topic, Inc.	126,930	1,761,788
MarineMax, Inc. (b)	82,800	1,125,252
The Men’s Wearhouse, Inc.	64,400	2,152,248
Red Robin Gourmet Burgers, Inc. (b)	15,500	706,800
Select Comfort Corp. (b)	54,675	1,080,925
Stein Mart, Inc.	144,200	1,208,396
Vera Bradley, Inc. (a) (b)	63,465	1,499,678

		16,438,317

Textiles — 0.6%
Culp, Inc.	58,900	937,099
G&K Services, Inc. Class A	54,200	2,466,642

		3,403,741

Toys, Games & Hobbies — 0.1%
JAKKS Pacific, Inc. (a)	62,495	655,573

		62,807,459

Consumer, Non-cyclical — 10.7%
Agriculture — 0.2%
Alliance One International, Inc. (b)	338,890	1,318,282

Biotechnology — 0.4%
Alkermes PLC (b)	56,910	1,349,336
Momenta Pharmaceuticals, Inc. (b)	70,200	936,468

		2,285,804

Commercial Services — 4.1%
Aaron’s, Inc.	217,850	6,247,938
Electro Rent Corp.	121,300	2,248,902
FTI Consulting, Inc. (b)	23,300	877,478
Global Payments, Inc.	13,200	655,512
Landauer, Inc.	20,600	1,161,428

	Number of Shares	Value
McGrath RentCorp	99,700	$3,100,670
Navigant Consulting, Inc. (b)	108,000	1,419,120
On Assignment, Inc. (b)	88,300	2,234,873
PHH Corp. (b)	45,800	1,005,768
Rent-A-Center, Inc.	27,340	1,009,940
United Rentals, Inc. (a) (b)	39,980	2,197,700

		22,159,329

Foods — 1.1%
Fresh Del Monte Produce, Inc.	50,870	1,372,473
Nash Finch Co.	44,700	875,226
Spartan Stores, Inc.	42,330	742,891
TreeHouse Foods, Inc. (b)	32,600	2,123,890
United Natural Foods, Inc. (b)	12,300	605,160

		5,719,640

Health Care – Products — 1.7%
Alere, Inc. (b)	26,935	687,651
Cantel Medical Corp.	16,600	498,996
Meridian Bioscience, Inc.	33,725	769,604
Merit Medical Systems, Inc. (b)	86,826	1,064,487
Quidel Corp. (b)	62,000	1,472,500
Tornier BV (b)	27,455	517,527
West Pharmaceutical Services, Inc.	48,100	3,123,614
Wright Medical Group, Inc. (b)	45,085	1,073,474

		9,207,853

Health Care – Services — 1.5%
Amedisys, Inc. (a) (b)	16,700	185,704
Community Health Systems, Inc.	18,610	881,928
Covance, Inc. (b)	8,950	665,164
Healthways, Inc. (b)	15,680	192,080
Magellan Health Services, Inc. (b)	23,890	1,136,447
MEDNAX, Inc. (b)	8,599	770,728
National Healthcare Corp.	37,000	1,691,640
Triple-S Management Corp. Class B (b)	53,239	927,424
Universal Health Services, Inc. Class B	21,290	1,359,792

		7,810,907

Household Products — 0.9%
Avery Dennison Corp.	56,930	2,451,975
CSS Industries, Inc.	53,100	1,379,007
Helen of Troy Ltd. (b)	17,600	675,136
The Scotts Miracle-Gro Co. Class A	10,000	432,400

		4,938,518

Pharmaceuticals — 0.6%
Cubist Pharmaceuticals, Inc. (b)	19,200	898,944
The Medicines Co. (b)	35,125	1,173,877
ViroPharma Inc (b)	39,280	988,285

		3,061,106

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Select Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Textiles — 0.2%
Fifth & Pacific Cos., Inc. (b)	57,700	$1,089,376

		57,590,815

Energy — 5.8%
Coal — 0.2%
Cloud Peak Energy, Inc. (b)	64,800	1,216,944

Oil & Gas — 3.3%
Atwood Oceanics, Inc. (b)	27,800	1,460,612
Halcon Resources Corp. (b)	230,800	1,797,932
Hercules Offshore, Inc. (b)	299,510	2,222,364
Northern Oil and Gas, Inc. (a) (b)	111,500	1,603,370
Oasis Petroleum, Inc. (b)	75,400	2,870,478
PDC Energy, Inc. (b)	27,400	1,358,218
Resolute Energy Corp. (b)	77,450	891,450
SandRidge Energy, Inc. (a) (b)	231,670	1,220,901
SemGroup Corp. Class A (b)	55,155	2,852,617
Swift Energy Co. (b)	105,650	1,564,676

		17,842,618

Oil & Gas Services — 2.1%
Basic Energy Services, Inc. (a) (b)	114,975	1,571,708
C&J Energy Services, Inc. (a) (b)	41,200	943,480
CARBO Ceramics, Inc. (a)	17,900	1,630,153
Core Laboratories NV	7,350	1,013,712
Lufkin Industries, Inc.	41,545	2,758,173
Newpark Resources, Inc. (b)	51,209	475,220
Superior Energy Services, Inc. (b)	59,850	1,554,304
TETRA Technologies, Inc. (b)	125,000	1,282,500

		11,229,250

Pipelines — 0.2%
ONEOK, Inc.	16,550	788,938

		31,077,750

Financial — 24.4%
Banks — 7.3%
City Holding Co. (a)	29,270	1,164,653
Columbia Banking System, Inc.	43,100	947,338
East West Bancorp, Inc.	175,490	4,504,828
F.N.B. Corp.	154,470	1,869,087
First Commonwealth Financial Corp.	195,080	1,455,297
FirstMerit Corp. (a)	98,207	1,623,362
Glacier Bancorp, Inc.	117,300	2,226,354
Hancock Holding Co.	58,175	1,798,771
Home Bancshares, Inc.	74,800	2,817,716
Independent Bank Corp. (a)	31,925	1,040,436
Northwest Bancshares, Inc.	73,910	937,918
Old National Bancorp	148,680	2,044,350
Sandy Spring Bancorp, Inc.	56,100	1,127,610
Signature Bank (b)	28,000	2,205,280
Susquehanna Bancshares, Inc.	264,860	3,292,210
SVB Financial Group (b)	60,600	4,298,964

	Number of Shares	Value
Synovus Financial Corp.	313,540	$868,506
Trustmark Corp.	22,393	560,049
United Bankshares, Inc. (a)	16,553	440,475
Wintrust Financial Corp.	113,780	4,214,411

		39,437,615

Diversified Financial — 2.0%
Eaton Vance Corp.	15,827	662,044
JMP Group, Inc.	60,400	417,364
National Financial Partners Corp. (b)	103,630	2,324,421
Ocwen Financial Corp. (b)	35,460	1,344,643
Piper Jaffray Cos., Inc. (b)	23,100	792,330
Raymond James Financial, Inc.	18,203	839,158
Stifel Financial Corp. (b)	119,414	4,140,083

		10,520,043

Insurance — 5.8%
Alterra Capital Holdings Ltd.	59,820	1,884,330
American Equity Investment Life Holding Co.	92,659	1,379,692
Argo Group International Holdings Ltd.	47,273	1,956,157
Assured Guaranty Ltd.	56,600	1,166,526
CNO Financial Group, Inc.	287,030	3,286,493
Employers Holdings, Inc.	41,100	963,795
First American Financial Corp.	42,320	1,082,122
The Hanover Insurance Group, Inc.	44,500	2,210,760
Maiden Holdings Ltd.	76,035	805,211
Markel Corp. (a) (b)	3,400	1,711,900
Meadowbrook Insurance Group, Inc.	124,800	879,840
National Interstate Corp.	78,500	2,353,430
Platinum Underwriters Holdings Ltd.	17,070	952,677
ProAssurance Corp.	150,185	7,108,256
Protective Life Corp.	20,100	719,580
Radian Group, Inc. (a)	137,025	1,467,538
Reinsurance Group of America, Inc. Class A	11,000	656,370
State Auto Financial Corp. Class A	11,000	191,620
United Fire Group, Inc.	19,299	491,546

		31,267,843

Investment Companies — 0.4%
American Capital Ltd. (b)	98,195	1,433,156
Ares Capital Corp.	45,500	823,550

		2,256,706

Real Estate — 0.2%
Terreno Realty Corp.	41,000	737,180

Real Estate Investment Trusts (REITS) — 7.9%
Acadia Realty Trust	75,100	2,085,527
Associated Estates Realty Corp.	109,875	2,048,070
BioMed Realty Trust, Inc.	73,100	1,578,960

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Select Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
CapLease, Inc.	338,950	$2,159,111
CBL & Associates Properties, Inc.	122,600	2,893,360
Cedar Realty Trust, Inc. (a)	136,300	832,793
First Potomac Realty Trust	223,506	3,314,594
Kilroy Realty Corp.	58,300	3,054,920
LaSalle Hotel Properties	84,500	2,144,610
Lexington Realty Trust (a)	175,280	2,068,304
LTC Properties, Inc.	47,130	1,919,605
Medical Properties Trust, Inc.	46,691	748,924
MFA Financial, Inc.	357,820	3,334,882
Mid-America Apartment Communities, Inc.	19,245	1,329,060
Newcastle Investment Corp. (a)	264,675	2,956,420
Pebblebrook Hotel Trust	90,000	2,321,100
PS Business Parks, Inc.	6,400	505,088
Saul Centers, Inc.	36,000	1,574,640
Starwood Property Trust, Inc.	81,495	2,262,301
Sun Communities, Inc.	44,425	2,191,485
Washington Real Estate Investment Trust (a)	46,200	1,286,208

		42,609,962

Savings & Loans — 0.8%
Astoria Financial Corp.	28,650	282,489
Brookline Bancorp, Inc.	134,185	1,226,451
First Niagara Financial Group, Inc.	137,915	1,221,927
Flushing Financial Corp.	94,115	1,594,308

		4,325,175

		131,154,524

Industrial — 21.0%
Aerospace & Defense — 1.4%
Kaman Corp.	45,400	1,610,338
Kratos Defense & Security Solutions, Inc. (b)	128,300	645,349
Moog, Inc. Class A (b)	11,548	529,245
Orbital Sciences Corp. (b)	116,025	1,936,457
Teledyne Technologies, Inc. (b)	7,300	572,612
Triumph Group, Inc.	25,775	2,023,338

		7,317,339

Building Materials — 2.0%
Comfort Systems USA, Inc.	79,900	1,125,791
Drew Industries, Inc.	78,200	2,839,442
Gibraltar Industries, Inc. (b)	105,900	1,932,675
Quanex Building Products Corp.	61,000	982,100
Texas Industries, Inc. (a) (b)	17,300	1,091,803
Universal Forest Products, Inc.	43,500	1,731,735
USG Corp. (a) (b)	43,420	1,148,025

		10,851,571

Electrical Components & Equipment — 2.5%
Advanced Energy Industries, Inc. (b)	162,845	2,980,064

	Number of Shares	Value
Belden, Inc.	59,000	$3,047,350
EnerSys (b)	18,650	850,067
General Cable Corp. (b)	54,315	1,989,558
GrafTech International Ltd. (a) (b)	140,315	1,077,619
Littelfuse, Inc.	51,585	3,500,042

		13,444,700

Electronics — 1.9%
Analogic Corp.	20,500	1,619,910
Checkpoint Systems, Inc. (b)	18,798	245,502
Coherent, Inc.	10,166	576,819
CTS Corp.	47,430	495,169
Electro Scientific Industries, Inc.	86,900	960,245
Itron, Inc. (b)	12,350	573,040
Methode Electronics, Inc.	48,000	618,240
Newport Corp. (b)	73,000	1,235,160
Sanmina Corp. (b)	120,305	1,366,665
Woodward, Inc.	66,200	2,632,112

		10,322,862

Engineering & Construction — 1.0%
Aegion Corp. (b)	156,025	3,611,979
Foster Wheeler AG (b)	63,835	1,458,630
URS Corp.	10,450	495,434

		5,566,043

Environmental Controls — 0.8%
Mine Safety Appliances Co.	45,900	2,277,558
Waste Connections, Inc.	61,150	2,200,177

		4,477,735

Hand & Machine Tools — 0.9%
Franklin Electric Co., Inc.	69,400	2,329,758
Regal-Beloit Corp.	22,520	1,836,731
Snap-on, Inc.	10,700	884,890

		5,051,379

Machinery – Construction & Mining — 0.7%
Astec Industries, Inc.	32,600	1,138,718
Terex Corp. (b)	68,675	2,363,793

		3,502,511

Machinery – Diversified — 2.6%
Altra Holdings, Inc.	67,485	1,836,942
Briggs & Stratton Corp.	79,500	1,971,600
Cognex Corp.	22,600	952,590
IDEX Corp.	49,200	2,628,264
The Manitowoc Co., Inc.	93,575	1,923,902
Nordson Corp.	56,000	3,693,200
Proto Labs, Inc. (b)	15,500	761,050

		13,767,548

Manufacturing — 2.1%
AptarGroup, Inc.	69,900	4,008,765
Barnes Group, Inc.	57,550	1,664,921
Harsco Corp.	18,300	453,291

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Select Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Hexcel Corp. (b)	35,000	$1,015,350
Matthews International Corp. Class A	65,400	2,281,806
Myers Industries, Inc.	115,700	1,615,172

		11,039,305

Metal Fabricate & Hardware — 0.8%
Circor International, Inc.	37,600	1,598,000
Commercial Metals Co.	92,380	1,464,223
Sun Hydraulics Corp.	11,600	377,116
The Timken Co.	15,350	868,503

		4,307,842

Transportation — 4.3%
Bristow Group, Inc.	17,822	1,175,183
Con-way, Inc.	52,395	1,844,828
GasLog Ltd.	111,900	1,439,034
Genesee & Wyoming, Inc. Class A (b)	63,900	5,949,729
Hub Group, Inc. Class A (b)	47,500	1,826,850
Kirby Corp. (b)	58,200	4,469,760
Landstar System, Inc.	105,200	6,005,868
Teekay Tankers Ltd. Class A (a)	204,200	581,970
Universal Truckload Services, Inc. (b)	4,100	95,653

		23,388,875

		113,037,710

Technology — 5.3%
Computers — 0.5%
j2 Global, Inc.	36,120	1,416,266
Quantum Corp. (b)	496,765	635,859
Xyratex Ltd.	59,000	584,100

		2,636,225

Retail — 0.1%
Insight Enterprises, Inc. (b)	37,085	764,693

Semiconductors — 3.0%
ATMI, Inc. (b)	45,000	1,009,350
Brooks Automation, Inc.	181,705	1,849,757
Cabot Microelectronics Corp. (b)	59,673	2,073,637
Cypress Semiconductor Corp. (a)	86,400	952,992
Entegris, Inc. (b)	157,457	1,552,526
Fairchild Semiconductor International, Inc. (b)	126,765	1,792,457
International Rectifier Corp. (b)	20,236	427,991
Intersil Corp. Class A	121,505	1,058,309
Lattice Semiconductor Corp. (b)	198,600	1,082,370
Teradyne, Inc. (a) (b)	113,000	1,832,860
Tessera Technologies, Inc.	88,500	1,659,375
TriQuint Semiconductor, Inc. (b)	132,390	668,569

		15,960,193

Software — 1.7%
Accelrys, Inc. (b)	63,300	617,808

	Number of Shares	Value
CSG Systems International, Inc. (b)	31,145	$659,963
Progress Software Corp. (b)	98,350	2,240,413
SAIC, Inc.	110,290	1,494,429
SYNNEX Corp. (b)	56,100	2,075,700
Take-Two Interactive Software, Inc. (b)	69,750	1,126,462
Verint Systems, Inc. (b)	26,225	958,524

		9,173,299

		28,534,410

Utilities — 4.5%
Electric — 3.2%
Black Hills Corp.	32,700	1,440,108
Cleco Corp.	113,335	5,330,145
El Paso Electric Co.	95,075	3,199,274
IDACORP, Inc.	79,320	3,828,776
NorthWestern Corp.	41,500	1,654,190
Portland General Electric Co.	42,890	1,300,854
UNS Energy Corp.	7,800	381,732

		17,135,079

Gas — 1.3%
Atmos Energy Corp.	54,805	2,339,625
PNM Resources, Inc.	51,600	1,201,764
South Jersey Industries, Inc.	12,347	686,370
Southwest Gas Corp.	47,400	2,249,604
WGL Holdings, Inc.	12,734	561,569

		7,038,932

		24,174,011

TOTAL COMMON STOCK (Cost $393,774,949)		514,569,289

CONVERTIBLE PREFERRED STOCK — 0.4%

Financial — 0.4%
Banks — 0.4%
East West Bancorp, Inc., Series A 8.000%	1,183	1,979,159

TOTAL CONVERTIBLE PREFERRED STOCK (Cost $1,170,531)		1,979,159

TOTAL EQUITIES (Cost $394,945,480)		516,548,448

MUTUAL FUNDS — 6.8%
Diversified Financial — 6.8%
iShares Russell 2000 Value Index Fund (a)	18,000	1,508,580
State Street Navigator Securities Lending Prime Portfolio (c)	34,991,496	34,991,496
T. Rowe Price Reserve Investment Fund	179,831	179,831

		36,679,907

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Select Small Company Value Fund – Portfolio of Investments (Continued)

		Value
TOTAL MUTUAL FUNDS (Cost $36,339,825)		$36,679,907

TOTAL LONG-TERM INVESTMENTS (Cost $431,285,305)		553,228,355

	Principal Amount
SHORT-TERM INVESTMENTS — 3.6%
Repurchase Agreement — 3.6%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/28/13, 0.010%, due 4/01/13 (d)	$19,138,996	19,138,996

Time Deposits — 0.0%
Euro Time Deposit 0.010% 4/01/13	138,394	138,394

TOTAL SHORT-TERM INVESTMENTS (Cost $19,277,390)		19,277,390

TOTAL INVESTMENTS — 106.4% (Cost $450,562,695) (e)		572,505,745

Other Assets/(Liabilities) — (6.4)%		(34,355,642)

NET ASSETS — 100.0%		$538,150,103

Notes to Portfolio of Investments

(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2013, was $34,044,582. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(b)	Non-income producing security.
(c)	Represents investment of security lending collateral. (Note 2).
(d)	Maturity value of $19,139,017. Collateralized by U.S. Government Agency obligations with rates ranging from 3.500% – 4.000%, maturity dates ranging from 2/01/32 – 8/15/39, and an aggregate market value, including accrued interest, of $19,526,054.
(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolios of investments.

MM S&P Mid Cap Index Fund – Portfolio of Investments

March 31, 2013 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.8%

COMMON STOCK — 97.8%
Basic Materials — 5.2%
Chemicals — 2.5%
Albemarle Corp.	7,235	$452,332
Ashland, Inc.	5,982	444,463
Cabot Corp.	4,881	166,930
Cytec Industries, Inc.	3,632	269,059
Intrepid Potash, Inc.	4,440	83,294
Minerals Technologies, Inc.	2,896	120,213
NewMarket Corp.	874	227,555
Olin Corp.	6,524	164,535
RPM International, Inc.	10,777	340,338
Sensient Technologies Corp.	4,066	158,940
The Valspar Corp.	6,813	424,109

		2,851,768

Forest Products & Paper — 1.4%
Domtar Corp.	2,850	221,217
Potlatch Corp.	3,289	150,834
Rayonier, Inc.	10,156	606,008
Rock-Tenn Co. Class A	5,848	542,636

		1,520,695

Iron & Steel — 0.8%
Carpenter Technology Corp.	3,603	177,592
Reliance Steel & Aluminum Co.	6,211	442,037
Steel Dynamics, Inc.	17,921	284,406

		904,035

Mining — 0.5%
Compass Minerals International, Inc.	2,712	213,977
Royal Gold, Inc.	5,298	376,317

		590,294

		5,866,792

Communications — 4.3%
Advertising — 0.2%
Lamar Advertising Co. Class A (a)	4,509	219,182

Internet — 1.8%
AOL, Inc.	6,280	241,717
Equinix, Inc. (a)	3,975	859,832
Rackspace Hosting, Inc. (a)	8,991	453,866
TIBCO Software, Inc. (a)	12,665	256,086
ValueClick, Inc. (a)	5,796	171,272

		1,982,773

Media — 0.9%
AMC Networks, Inc. (a)	4,716	297,957
FactSet Research Systems, Inc. (b)	3,311	306,599
John Wiley & Sons, Inc. Class A	3,818	148,749
Meredith Corp. (b)	2,968	113,556
The New York Times Co. Class A (a)	9,828	96,314

	Number of Shares	Value
Scholastic Corp.	2,194	$58,470

		1,021,645

Telecommunications — 1.4%
ADTRAN, Inc. (b)	4,991	98,073
Ciena Corp. (a)	8,266	132,339
InterDigital, Inc. (b)	3,349	160,183
NeuStar, Inc. Class A (a)	5,385	250,564
Plantronics, Inc.	3,474	153,516
Polycom, Inc. (a)	14,409	159,652
RF Micro Devices, Inc. (a)	23,023	122,482
Telephone & Data Systems, Inc.	8,197	172,711
Tellabs, Inc.	27,632	57,751
tw telecom, Inc. (a)	12,385	311,978

		1,619,249

		4,842,849

Consumer, Cyclical — 11.8%
Airlines — 0.4%
Alaska Air Group, Inc. (a)	5,735	366,810
JetBlue Airways Corp. (a) (b)	18,153	125,256

		492,066

Apparel — 0.8%
Ascena Retail Group, Inc. (a)	10,331	191,640
Carter’s, Inc. (a)	4,155	237,957
Deckers Outdoor Corp. (a) (b)	2,809	156,433
Under Armour, Inc. Class A (a)	6,311	323,123

		909,153

Auto Manufacturers — 0.3%
Oshkosh Corp. (a)	7,116	302,359

Distribution & Wholesale — 1.1%
Ingram Micro, Inc. Class A (a)	12,241	240,903
LKQ Corp. (a)	24,298	528,724
Owens & Minor, Inc. (b)	5,152	167,749
Tech Data Corp. (a)	3,073	140,160
Watsco, Inc.	2,418	203,547

		1,281,083

Entertainment — 0.6%
Bally Technologies, Inc. (a)	3,354	174,307
Cinemark Holdings, Inc.	8,325	245,088
DreamWorks Animation SKG, Inc. Class A (a) (b)	5,877	111,428
International Speedway Corp. Class A	2,068	67,582
Scientific Games Corp. Class A (a)	4,326	37,853

		636,258

Home Builders — 1.1%
KB Home (b)	6,669	145,184
M.D.C. Holdings, Inc.	3,184	116,694
NVR, Inc. (a)	382	412,602
Thor Industries, Inc.	3,586	131,929

The accompanying notes are an integral part of the portfolios of investments.

MM S&P Mid Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Toll Brothers, Inc. (a)	12,250	$419,440

		1,225,849

Home Furnishing — 0.2%
Tempur-Pedic International, Inc. (a)	4,869	241,648

Leisure Time — 0.7%
LIFE TIME FITNESS, Inc. (a)	3,267	139,762
Polaris Industries, Inc.	5,183	479,376
WMS Industries, Inc. (a)	4,475	112,815

		731,953

Office Furnishings — 0.2%
Herman Miller, Inc.	4,781	132,290
HNI Corp.	3,695	131,136

		263,426

Retail — 5.9%
Advance Auto Parts, Inc.	5,998	495,735
Aeropostale, Inc. (a)	6,480	88,128
American Eagle Outfitters, Inc.	14,668	274,292
ANN, Inc. (a)	3,960	114,919
Barnes & Noble, Inc. (a) (b)	3,162	52,015
Big Lots, Inc. (a)	4,713	166,228
Bob Evans Farms, Inc.	2,273	96,875
Brinker International, Inc.	5,734	215,885
Cabela’s, Inc. (a)	3,765	228,837
The Cheesecake Factory, Inc.	3,969	153,243
Chico’s FAS, Inc.	13,476	226,397
Copart, Inc. (a)	8,637	296,076
Dick’s Sporting Goods, Inc.	7,988	377,832
Foot Locker, Inc.	12,270	420,125
Guess?, Inc.	5,003	124,224
Hanesbrands, Inc. (a)	8,003	364,617
HSN, Inc.	3,005	164,854
MSC Industrial Direct Co., Inc. Class A	3,805	326,393
Office Depot, Inc. (a) (b)	23,516	92,418
Panera Bread Co. Class A (a)	2,288	378,069
Regis Corp. (b)	4,590	83,492
Saks, Inc. (a) (b)	8,152	93,503
Signet Jewelers Ltd.	6,593	441,731
Tractor Supply Co.	5,643	587,606
The Wendy’s Co.	22,997	130,393
Williams-Sonoma, Inc.	7,019	361,619
World Fuel Services Corp.	5,882	233,633

		6,589,139

Textiles — 0.5%
Mohawk Industries, Inc. (a)	4,742	536,415

		13,209,349

Consumer, Non-cyclical — 17.3%
Agriculture — 0.1%
Universal Corp. (b)	1,921	107,653

	Number of Shares	Value
Beverages — 0.5%
Green Mountain Coffee Roasters, Inc. (a) (b)	10,060	$571,005

Biotechnology — 2.2%
Bio-Rad Laboratories, Inc. Class A (a)	1,637	206,262
Charles River Laboratories International, Inc. (a)	3,939	174,379
Regeneron Pharmaceuticals, Inc. (a)	6,222	1,097,561
Vertex Pharmaceuticals, Inc. (a)	17,769	976,940

		2,455,142

Commercial Services — 5.1%
Aaron’s, Inc.	5,730	164,336
Alliance Data Systems Corp. (a)	4,065	658,083
Convergys Corp.	8,689	147,974
CoreLogic, Inc. (a)	7,968	206,052
The Corporate Executive Board Co.	2,731	158,835
Corrections Corporation of America	8,164	318,967
Deluxe Corp.	4,135	171,189
DeVry, Inc.	4,652	147,701
Donnelley (R.R.) & Sons Co. (b)	14,673	176,810
FTI Consulting, Inc. (a)	3,312	124,730
Gartner, Inc. (a)	7,605	413,788
Global Payments, Inc.	6,411	318,370
HMS Holdings Corp. (a)	7,089	192,466
Lender Processing Services, Inc.	6,914	176,030
Manpower, Inc.	6,250	354,500
Monster Worldwide, Inc. (a)	9,354	47,425
Rent-A-Center, Inc.	4,771	176,241
Rollins, Inc.	5,363	131,662
Service Corp. International	17,176	287,354
Sotheby’s	5,526	206,728
Strayer Education, Inc.	915	44,268
Towers Watson & Co. Class A	4,599	318,803
United Rentals, Inc. (a) (b)	7,575	416,398
Valassis Communications, Inc. (b)	3,233	96,570
WEX, Inc. (a)	3,151	247,353

		5,702,633

Foods — 1.9%
Flowers Foods, Inc.	9,347	307,890
Harris Teeter Supermarkets, Inc.	4,026	171,950
Hillshire Brands Co.	10,009	351,816
Ingredion, Inc.	6,291	454,965
Lancaster Colony Corp.	1,587	122,199
Post Holdings, Inc. (a)	2,679	115,010
Smithfield Foods, Inc. (a)	10,164	269,143
SUPERVALU, Inc. (b)	17,743	89,425
Tootsie Roll Industries, Inc. (b)	1,682	50,302
United Natural Foods, Inc. (a)	4,009	197,243

		2,129,943

The accompanying notes are an integral part of the portfolios of investments.

MM S&P Mid Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Health Care – Products — 3.0%
The Cooper Cos., Inc.	3,933	$424,292
Henry Schein, Inc. (a)	7,136	660,437
Hill-Rom Holdings, Inc.	4,938	173,916
Hologic, Inc. (a)	21,801	492,703
IDEXX Laboratories, Inc. (a)	4,445	410,673
Masimo Corp.	4,319	84,739
ResMed, Inc. (b)	11,687	541,809
Steris Corp.	4,755	197,856
Techne Corp.	2,819	191,269
Thoratec Corp. (a)	4,681	175,537

		3,353,231

Health Care – Services — 2.1%
Community Health Systems, Inc.	7,506	355,709
Covance, Inc. (a)	4,489	333,622
Health Management Associates, Inc. Class A (a)	20,947	269,588
Health Net, Inc. (a)	6,474	185,286
LifePoint Hospitals, Inc. (a)	3,821	185,166
MEDNAX, Inc. (a)	4,074	365,153
Universal Health Services, Inc. Class B	7,242	462,547
WellCare Health Plans, Inc. (a)	3,519	203,961

		2,361,032

Household Products — 1.5%
Church & Dwight Co., Inc.	11,239	726,377
Jarden Corp. (a)	9,025	386,721
The Scotts Miracle-Gro Co. Class A	3,160	136,638
Tupperware Brands Corp.	4,406	360,147

		1,609,883

Pharmaceuticals — 0.9%
Endo Health Solutions, Inc. (a)	9,291	285,791
Omnicare, Inc.	8,523	347,057
United Therapeutics Corp. (a)	3,816	232,280
VCA Antech, Inc. (a)	7,196	169,034

		1,034,162

		19,324,684

Energy — 6.1%
Coal — 0.2%
Alpha Natural Resources, Inc. (a)	17,974	147,567
Arch Coal, Inc. (b)	17,096	92,831

		240,398

Oil & Gas — 2.5%
Atwood Oceanics, Inc. (a)	4,651	244,364
Bill Barrett Corp. (a) (b)	3,887	78,789
Cimarex Energy Co.	7,039	531,022
Forest Oil Corp. (a)	9,709	51,069
Northern Oil and Gas, Inc. (a)	4,847	69,700
Patterson-UTI Energy, Inc.	11,900	283,696

	Number of Shares	Value
Plains Exploration & Production Co. (a)	10,511	$498,957
Questar Corp.	14,261	346,970
Quicksilver Resources, Inc. (a) (b)	9,238	20,786
Rosetta Resources, Inc. (a)	4,289	204,071
SM Energy Co.	5,392	319,314
Unit Corp. (a)	3,560	162,158

		2,810,896

Oil & Gas Services — 3.0%
CARBO Ceramics, Inc. (b)	1,602	145,894
Dresser-Rand Group, Inc. (a)	6,181	381,121
Dril-Quip, Inc. (a)	2,970	258,895
Helix Energy Solutions Group, Inc. (a)	8,014	183,360
HollyFrontier Corp.	16,581	853,092
Oceaneering International, Inc.	8,811	585,139
Oil States International, Inc. (a)	4,469	364,536
Superior Energy Services, Inc. (a)	12,986	337,246
Tidewater, Inc.	4,039	203,970

		3,313,253

Pipelines — 0.4%
National Fuel Gas Co.	6,799	417,119

		6,781,666

Financial — 21.2%
Banks — 3.6%
Associated Banc-Corp.	13,666	207,587
BancorpSouth, Inc.	6,820	111,166
Bank of Hawaii Corp. (b)	3,653	185,609
Cathay General Bancorp	5,989	120,499
City National Corp.	3,858	227,275
Commerce Bancshares, Inc.	6,291	256,861
Cullen/Frost Bankers, Inc. (b)	5,014	313,525
East West Bancorp, Inc.	11,410	292,895
FirstMerit Corp.	8,940	147,778
Fulton Financial Corp.	16,139	188,826
Hancock Holding Co.	6,908	213,595
International Bancshares Corp.	4,499	93,579
Prosperity Bancshares, Inc.	3,615	171,315
Signature Bank (a)	3,760	296,138
SVB Financial Group (a)	3,643	258,434
Synovus Financial Corp.	64,091	177,532
TCF Financial Corp.	13,261	198,385
Trustmark Corp.	5,467	136,730
Valley National Bancorp (b)	16,180	165,683
Webster Financial Corp.	6,526	158,321
Westamerica Bancorp.	2,181	98,865

		4,020,598

Diversified Financial — 2.2%
Affiliated Managers Group, Inc. (a)	4,282	657,587
CBOE Holdings, Inc.	7,105	262,459
Eaton Vance Corp.	9,469	396,088
Federated Investors, Inc. Class B (b)	7,650	181,075

The accompanying notes are an integral part of the portfolios of investments.

MM S&P Mid Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Greenhill & Co., Inc.	2,100	$112,098
Janus Capital Group, Inc. (b)	15,486	145,568
Raymond James Financial, Inc.	9,197	423,982
Waddell & Reed Financial, Inc. Class A	6,968	305,059

		2,483,916

Insurance — 4.7%
Alleghany Corp. (a)	1,373	543,598
American Financial Group, Inc.	6,107	289,350
Arthur J. Gallagher & Co.	10,249	423,386
Aspen Insurance Holdings Ltd.	5,739	221,411
Brown & Brown, Inc.	9,610	307,905
Everest Re Group Ltd.	4,162	540,477
Fidelity National Financial, Inc. Class A	17,501	441,550
First American Financial Corp.	8,755	223,865
The Hanover Insurance Group, Inc.	3,628	180,239
HCC Insurance Holdings, Inc.	8,188	344,142
Kemper Corp.	4,425	144,299
Mercury General Corp.	2,987	113,297
Old Republic International Corp.	19,641	249,637
Primerica, Inc.	3,717	121,843
Protective Life Corp.	6,393	228,869
Reinsurance Group of America, Inc. Class A	6,019	359,154
StanCorp Financial Group, Inc.	3,605	154,150
W.R. Berkley Corp.	8,971	398,043

		5,285,215

Investment Companies — 0.1%
Apollo Investment Corp.	16,527	138,166

Real Estate — 0.4%
Alexander & Baldwin, Inc. (a)	3,504	125,268
Jones Lang LaSalle, Inc.	3,588	356,683

		481,951

Real Estate Investment Trusts (REITS) — 9.3%
Alexandria Real Estate Equities, Inc.	5,193	368,599
American Campus Communities, Inc.	8,526	386,569
BioMed Realty Trust, Inc.	15,004	324,086
BRE Properties, Inc.	6,266	305,029
Camden Property Trust	6,885	472,862
Corporate Office Properties Trust	6,972	186,013
Duke Realty Corp.	26,196	444,808
Equity One, Inc.	5,055	121,168
Essex Property Trust, Inc.	3,090	465,292
Extra Space Storage, Inc.	8,389	329,436
Federal Realty Investment Trust	5,293	571,856
Highwoods Properties, Inc. (b)	6,562	259,658
Home Properties, Inc.	4,198	266,237
Hospitality Properties Trust	11,211	307,630
Kilroy Realty Corp.	6,105	319,902
Liberty Property Trust	9,744	387,324

	Number of Shares	Value
The Macerich Co.	11,194	$720,670
Mack-Cali Realty Corp.	6,798	194,491
National Retail Properties, Inc.	9,439	341,409
OMEGA Healthcare Investors, Inc.	9,199	279,282
Realty Income Corp. (b)	15,807	716,848
Regency Centers Corp.	7,362	389,523
Senior Housing Properties Trust	15,315	410,901
SL Green Realty Corp.	7,434	640,142
Taubman Centers, Inc.	5,161	400,803
UDR, Inc.	20,379	492,968
Weingarten Realty Investors	9,104	287,231

		10,390,737

Savings & Loans — 0.9%
Astoria Financial Corp.	6,614	65,214
First Niagara Financial Group, Inc.	28,692	254,211
New York Community Bancorp, Inc.	35,867	514,691
Washington Federal, Inc.	8,639	151,183

		985,299

		23,785,882

Industrial — 19.0%
Aerospace & Defense — 1.2%
Alliant Techsystems, Inc.	2,667	193,171
BE Aerospace, Inc. (a)	8,531	514,334
Esterline Technologies Corp. (a)	2,522	190,915
Exelis, Inc.	15,326	166,900
Triumph Group, Inc.	4,081	320,359

		1,385,679

Building Materials — 1.2%
Fortune Brands Home & Security, Inc. (a)	13,374	500,589
Lennox International, Inc.	3,722	236,310
Louisiana-Pacific Corp. (a)	11,336	244,857
Martin Marietta Materials, Inc.	3,737	381,249

		1,363,005

Electrical Components & Equipment — 1.7%
AMETEK, Inc.	19,820	859,395
Energizer Holdings, Inc.	5,041	502,739
General Cable Corp. (a)	4,055	148,535
Hubbell, Inc. Class B	4,346	422,040

		1,932,709

Electronics — 2.6%
Arrow Electronics, Inc. (a)	8,629	350,510
Avnet, Inc. (a)	11,152	403,702
Gentex Corp/MI	11,655	233,217
Itron, Inc. (a)	3,198	148,387
Mettler-Toledo International, Inc. (a)	2,468	526,227
National Instruments Corp.	7,733	253,256
Trimble Navigation Ltd. (a)	20,796	623,048
Vishay Intertechnology, Inc. (a)	10,739	146,158

The accompanying notes are an integral part of the portfolios of investments.

MM S&P Mid Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Woodward, Inc.	4,920	$195,619

		2,880,124

Engineering & Construction — 0.9%
AECOM Technology Corp. (a)	8,516	279,325
Granite Construction, Inc.	2,943	93,705
KBR, Inc.	12,018	385,537
URS Corp.	6,251	296,360

		1,054,927

Environmental Controls — 0.7%
Clean Harbors, Inc. (a)	4,304	250,019
Mine Safety Appliances Co.	2,537	125,886
Waste Connections, Inc.	10,045	361,419

		737,324

Hand & Machine Tools — 0.8%
Kennametal, Inc.	6,449	251,769
Lincoln Electric Holdings, Inc.	6,756	366,040
Regal-Beloit Corp.	3,662	298,673

		916,482

Machinery – Construction & Mining — 0.3%
Terex Corp. (a)	9,015	310,296

Machinery – Diversified — 2.0%
AGCO Corp.	7,903	411,904
Gardner Denver, Inc.	4,003	300,665
Graco, Inc.	4,954	287,481
IDEX Corp.	6,721	359,036
Nordson Corp.	4,623	304,887
Wabtec Corp.	3,888	397,004
Zebra Technologies Corp. Class A (a)	4,139	195,071

		2,256,048

Manufacturing — 2.8%
Acuity Brands, Inc.	3,485	241,685
AptarGroup, Inc.	5,392	309,231
The Brink’s Co.	3,833	108,320
Carlisle Cos., Inc.	5,168	350,339
CLARCOR, Inc.	4,049	212,087
Crane Co.	3,922	219,083
Donaldson Co., Inc.	10,989	397,692
Harsco Corp.	6,561	162,516
ITT Corp.	7,514	213,623
Matthews International Corp. Class A	2,290	79,898
SPX Corp.	3,827	302,180
Teleflex, Inc.	3,336	281,925
Trinity Industries, Inc.	6,442	292,016

		3,170,595

Metal Fabricate & Hardware — 0.9%
Commercial Metals Co.	9,480	150,258
The Timken Co.	6,486	366,978
Valmont Industries, Inc.	1,913	300,857

	Number of Shares	Value
Worthington Industries, Inc.	4,303	$133,307

		951,400

Packaging & Containers — 0.9%
Greif, Inc. Class A	2,476	132,763
Packaging Corporation of America	7,999	358,915
Silgan Holdings, Inc.	3,682	173,975
Sonoco Products Co.	8,230	287,968

		953,621

Shipbuilding — 0.2%
Huntington Ingalls Industries, Inc.	4,039	215,400

Transportation — 2.6%
Con-way, Inc.	4,556	160,417
Genesee & Wyoming, Inc. Class A (a)	4,024	374,675
J.B. Hunt Transport Services, Inc.	7,372	549,066
Kansas City Southern	8,972	994,995
Kirby Corp. (a)	4,618	354,662
Landstar System, Inc.	3,784	216,028
Matson, Inc.	3,516	86,494
UTI Worldwide, Inc.	8,469	122,631
Werner Enterprises, Inc.	3,684	88,932

		2,947,900

Trucking & Leasing — 0.2%
GATX Corp.	3,819	198,473

		21,273,983

Technology — 8.3%
Computers — 2.3%
Cadence Design Systems, Inc. (a)	22,937	319,512
Diebold, Inc.	5,144	155,966
DST Systems, Inc.	2,442	174,041
Jack Henry & Associates, Inc.	7,019	324,348
Lexmark International, Inc. Class A (b)	5,143	135,775
Mentor Graphics Corp.	7,711	139,184
MICROS Systems, Inc. (a)	6,462	294,086
NCR Corp. (a)	13,324	367,209
Riverbed Technology, Inc. (a)	13,303	198,348
Synopsys, Inc. (a)	12,524	449,361

		2,557,830

Semiconductors — 2.1%
Atmel Corp. (a)	35,759	248,883
Cree, Inc. (a)	9,500	519,745
Cypress Semiconductor Corp. (b)	10,916	120,403
Fairchild Semiconductor International, Inc. (a)	10,335	146,137
Integrated Device Technology, Inc. (a)	11,793	88,094
International Rectifier Corp. (a)	5,656	119,624
Intersil Corp. Class A	10,459	91,098
MEMC Electronic Materials, Inc. (a)	19,083	83,965

The accompanying notes are an integral part of the portfolios of investments.

MM S&P Mid Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
QLogic Corp. (a)	7,502	$87,023
Rovi Corp. (a)	8,465	181,236
Semtech Corp. (a)	5,384	190,540
Silicon Laboratories, Inc. (a)	3,138	129,788
Skyworks Solutions, Inc. (a)	15,633	344,395

		2,350,931

Software — 3.9%
ACI Worldwide, Inc. (a)	3,211	156,889
Acxiom Corp. (a)	5,936	121,094
Advent Software, Inc. (a)	2,637	73,757
Allscripts Healthcare Solutions, Inc. (a)	14,030	190,668
ANSYS, Inc. (a)	7,569	616,268
Broadridge Financial Solutions, Inc.	9,920	246,413
CommVault Systems, Inc. (a)	3,496	286,602
Compuware Corp. (a)	17,279	215,987
Concur Technologies, Inc. (a) (b)	3,713	254,935
Fair Isaac Corp.	2,887	131,907
Informatica Corp. (a)	8,783	302,750
ManTech International Corp. Class A (b)	1,926	51,752
MSCI, Inc. (a)	9,824	333,328
PTC, Inc. (a)	9,728	247,967
SEI Investments Co.	10,965	316,340
Solarwinds, Inc. (a)	5,006	295,855
Solera Holdings, Inc.	5,608	327,115
VeriFone Systems, Inc. (a)	8,792	181,818

		4,351,445

		9,260,206

Utilities — 4.6%
Electric — 2.9%
Alliant Energy Corp.	9,051	454,179
Black Hills Corp.	3,598	158,456
Cleco Corp.	4,957	233,128
Great Plains Energy, Inc.	12,507	290,037
Hawaiian Electric Industries, Inc.	7,981	221,154
IDACORP, Inc.	4,075	196,700
MDU Resources Group, Inc.	15,378	384,296
NV Energy, Inc.	19,159	383,755
OGE Energy Corp.	8,051	563,409
Westar Energy, Inc.	10,327	342,650

		3,227,764

Gas — 1.4%
Atmos Energy Corp.	7,368	314,540
Energen Corp.	5,884	306,027
PNM Resources, Inc.	6,479	150,896
UGI Corp.	9,224	354,109
Vectren Corp.	6,695	237,137
WGL Holdings, Inc.	4,201	185,264

		1,547,973

	Number of Shares	Value
Water — 0.3%
Aqua America, Inc.	11,430	$359,359

		5,135,096

TOTAL COMMON STOCK (Cost $90,561,821)		109,480,507

TOTAL EQUITIES (Cost $90,561,821)		109,480,507

MUTUAL FUNDS — 5.6%
Diversified Financial — 5.6%
State Street Navigator Securities Lending Prime Portfolio (c)	6,272,489	6,272,489

		6,272,489

TOTAL MUTUAL FUNDS (Cost $6,272,489)		6,272,489

TOTAL LONG-TERM INVESTMENTS (Cost $96,834,310)		115,752,996

	Principal Amount
SHORT-TERM INVESTMENTS — 2.1%
Repurchase Agreement — 1.9%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/28/13, 0.010%, due 4/01/13 (d)	$2,162,883	2,162,883

Time Deposits — 0.0%
Euro Time Deposit 0.010% 4/01/13	33,908	33,908

U.S. Treasury Bills — 0.2%
U.S. Treasury Bill (e) 0.000% 4/25/13	160,000	159,984
U.S. Treasury Bill (e) 0.010% 4/25/13	10,000	9,999
U.S. Treasury Bill (e) 0.100% 4/25/13	20,000	19,999

		189,982

TOTAL SHORT-TERM INVESTMENTS (Cost $2,386,773)		2,386,773

TOTAL INVESTMENTS — 105.5% (Cost $99,221,083) (f)		118,139,769

Other Assets/(Liabilities) — (5.5)%		(6,172,513)

NET ASSETS — 100.0%		$111,967,256

The accompanying notes are an integral part of the portfolios of investments.

MM S&P Mid Cap Index Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2013, was $6,112,556. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	Represents investment of security lending collateral. (Note 2).
(d)	Maturity value of $2,162,885. Collateralized by U.S. Government Agency obligations with a rate of 3.500%, maturity date of 6/01/32, and an aggregate market value, including accrued interest, of $2,209,105.
(e)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(f)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolios of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments

March 31, 2013 (Unaudited)

	Number of Shares	Value
EQUITIES — 95.9%

COMMON STOCK — 95.9%
Basic Materials — 3.9%
Chemicals — 2.0%
A. Schulman, Inc.	2,233	$70,472
Aceto Corp.	2,011	22,262
American Vanguard Corp.	2,106	64,317
Axiall Corp.	5,259	326,899
Balchem Corp.	2,214	97,283
Chemtura Corp. (a)	7,464	161,297
Codexis, Inc. (a) (b)	1,771	4,233
Ferro Corp. (a)	6,608	44,604
H.B. Fuller Co.	3,773	147,449
Hawkins, Inc.	718	28,684
Innophos Holdings, Inc.	1,648	89,915
Innospec, Inc.	1,741	77,091
KMG Chemicals, Inc.	631	12,267
Kraton Performance Polymers, Inc. (a)	2,439	57,073
Landec Corp. (a)	1,878	27,175
Minerals Technologies, Inc.	2,676	111,081
Oil-Dri Corp. of America	410	11,164
Olin Corp.	6,050	152,581
OM Group, Inc. (a)	2,450	57,526
OMNOVA Solutions, Inc. (a)	3,628	27,827
PolyOne Corp.	7,500	183,084
Quaker Chemical Corp.	981	57,899
Sensient Technologies Corp.	3,775	147,565
Stepan Co.	1,350	85,185
Zep, Inc.	1,638	24,586
Zoltek Cos., Inc. (a) (b)	2,096	25,047

		2,114,566

Forest Products & Paper — 0.8%
Boise, Inc.	7,601	65,825
Buckeye Technologies, Inc.	2,981	89,281
Clearwater Paper Corp. (a)	1,769	93,208
Deltic Timber Corp.	826	56,763
KapStone Paper and Packaging Corp.	3,054	84,901
Neenah Paper, Inc.	1,212	37,281
Orchids Paper Products Co.	387	9,029
P.H. Glatfelter Co.	3,241	75,774
Potlatch Corp.	3,051	139,919
Resolute Forest Products (a) (b)	6,132	99,216
Schweitzer-Mauduit International, Inc.	2,361	91,441
Wausau Paper Corp.	3,415	36,814

		879,452

Iron & Steel — 0.2%
AK Steel Holding Corp. (b)	10,547	34,911
Metals USA Holdings Corp.	891	18,399

	Number of Shares	Value
Olympic Steel, Inc.	707	$16,898
Schnitzer Steel Industries, Inc. Class A	1,915	51,054
Shiloh Industries, Inc.	390	4,200
Universal Stainless & Alloy (a)	515	18,720

		144,182

Mining — 0.9%
AMCOL International Corp.	1,907	57,572
Century Aluminum Co. (a)	4,000	30,960
Coeur d’Alene Mines Corp. (a)	6,798	128,210
General Moly, Inc. (a) (b)	5,022	11,099
Globe Specialty Metals, Inc.	4,632	64,478
Gold Resource Corp. (b)	2,299	29,956
Golden Minerals Co. (a) (b)	2,459	5,852
Golden Star Resources Ltd. (a) (b)	19,869	31,790
Hecla Mining Co. (b)	21,577	85,229
Horsehead Holding Corp. (a)	3,374	36,709
Kaiser Aluminum Corp.	1,451	93,807
Materion Corp.	1,552	44,232
McEwen Mining, Inc. (a) (b)	16,714	47,802
Midway Gold Corp. (a)	9,225	11,255
Noranda Aluminum Holding Corp.	2,558	11,485
Paramount Gold and Silver Corp. (a) (b)	9,700	21,631
Revett Minerals, Inc. (a)	1,722	3,926
RTI International Metals, Inc. (a)	2,283	72,348
Stillwater Mining Co. (a) (b)	8,749	113,125
United States Lime & Minerals, Inc. (a)	117	6,223
Uranerz Energy Corp. (a) (b)	4,448	5,649
Uranium Energy Corp. (a) (b)	6,489	14,276
US Antimony Corp. (a) (b)	3,624	6,270
US Silica Holdings, Inc.	899	21,199
Vista Gold Corp. (a)	5,080	10,973

		966,056

		4,104,256

Communications — 5.9%
Advertising — 0.1%
Harte-Hanks, Inc.	3,313	25,808
Marchex, Inc. Class B	1,529	6,437
MDC Partners, Inc.	1,893	30,610
Millennial Media, Inc. (a) (b)	769	4,883

		67,738

Internet — 2.3%
1-800-Flowers.com, Inc. Class A (a)	1,754	8,717
The Active Network, Inc. (a)	2,952	12,369
Angie’s List, Inc. (a)	2,693	53,214
Bankrate, Inc. (a)	3,434	41,002
Bazaarvoice, Inc. (a) (b)	823	6,024
Blucora, Inc. (a)	3,080	47,678

The accompanying notes are an integral part of the portfolios of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Blue Nile, Inc. (a) (b)	934	$32,176
Boingo Wireless, Inc. (a)	1,065	5,879
Brightcove, Inc. (a)	399	2,478
CafePress, Inc. (a) (b)	309	1,857
Cogent Communications Group, Inc.	3,547	93,641
Comscore, Inc. (a)	2,686	45,071
Constant Contact, Inc. (a) (b)	2,349	30,490
CyrusOne, Inc.	1,436	32,798
Dealertrack Technologies, Inc. (a)	3,219	94,574
Dice Holdings, Inc. (a)	3,189	32,305
Digital River, Inc. (a)	2,764	39,083
EarthLink, Inc.	8,116	43,989
Envivio, Inc. (a) (b)	527	896
ePlus, Inc.	310	14,325
ExactTarget, Inc. (a)	745	17,336
Global Sources Ltd. (a)	1,525	11,529
HealthStream, Inc. (a)	1,497	34,341
ICG Group, Inc. (a)	2,850	35,568
Internap Network Services Corp. (a)	3,921	36,661
IntraLinks Holdings, Inc. (a)	2,776	17,655
Ipass, Inc. (a)	3,496	6,922
Kayak Software Corp. (a)	283	11,309
Keynote Systems, Inc.	1,197	16,710
Limelight Networks, Inc. (a)	4,051	8,345
Lionbridge Technologies, Inc. (a)	4,293	16,614
Liquidity Services, Inc. (a) (b)	1,784	53,181
magicJack VocalTec Ltd. (a) (b)	1,015	14,210
MeetMe, Inc. (a) (b)	1,256	2,864
ModusLink Global Solutions, Inc. (a)	3,333	10,999
Move, Inc. (a)	2,912	34,798
NIC, Inc.	4,888	93,654
Nutrisystem, Inc.	2,135	18,105
OpenTable, Inc. (a) (b)	1,707	107,507
Orbitz Worldwide, Inc. (a)	1,544	8,816
Overstock.com, Inc. (a) (b)	921	11,347
PC-Tel, Inc.	1,531	10,870
Perficient, Inc. (a)	2,502	29,173
QuinStreet, Inc. (a)	2,544	15,188
ReachLocal, Inc. (a)	830	12,417
RealNetworks, Inc. (a)	1,743	13,439
Responsys, Inc. (a)	2,681	23,727
Saba Software, Inc. (a)	2,219	17,641
Safeguard Scientifics, Inc. (a)	1,535	24,253
Sapient Corp. (a)	9,327	113,696
Shutterfly, Inc. (a)	2,707	119,568
Shutterstock, Inc. (a)	420	18,892
Sourcefire, Inc. (a)	2,236	132,438
Spark Networks, Inc. (a) (b)	775	5,456
SPS Commerce, Inc. (a)	942	40,195
Stamps.com, Inc. (a)	1,032	25,769
support.com, Inc. (a)	3,739	15,629
Synacor, Inc. (a) (b)	455	1,361
TechTarget, Inc. (a)	1,051	5,139

	Number of Shares	Value
Towerstream Corp. (a) (b)	4,567	$10,184
Travelzoo, Inc. (a)	577	12,331
Trulia, Inc. (a)	600	18,828
United Online, Inc.	6,893	41,565
Unwired Planet, Inc. (a)	6,824	15,149
US Auto Parts Network, Inc. (a)	991	1,189
ValueClick, Inc. (a)	5,684	167,962
VASCO Data Security International, Inc. (a)	2,147	18,121
VirnetX Holding Corp. (a) (b)	3,177	60,903
Vitacost.com, Inc. (a) (b)	1,748	12,638
Vocus, Inc. (a)	1,510	21,367
Web.com Group, Inc. (a)	2,625	44,835
WebMD Health Corp. (a)	3,836	93,292
Websense, Inc. (a)	2,785	41,775
XO Group, Inc. (a)	1,981	19,810
Yelp, Inc. (a)	665	15,767
Zix Corp. (a)	4,717	16,887

		2,444,491

Media — 0.7%
Acacia Research (a)	3,762	113,500
Beasley Broadcasting Group, Inc.	416	2,454
Belo Corp. Class A	7,085	69,646
Central European Media Enterprises Ltd. Class A (a)	2,814	11,875
Courier Corp.	701	10,102
Crown Media Holdings, Inc. Class A (a)	2,307	4,729
Cumulus Media, Inc. Class A (a) (b)	4,695	15,822
Daily Journal Corp. (a) (b)	66	7,326
Demand Media, Inc. (a)	2,224	19,193
Digital Generation, Inc. (a) (b)	2,051	13,188
The Dolan Co. (a)	2,066	4,938
The E.W. Scripps Co. Class A (a)	2,204	26,514
Entercom Communications Corp. Class A (a)	1,914	14,240
Entravision Communications Corp. Class A	3,456	11,025
Fisher Communications, Inc.	654	25,663
Journal Communications, Inc. Class A (a)	2,897	19,468
Lin TV Corp. Class A (a)	2,284	25,101
Martha Stewart Living Omnimedia, Inc. Class A (a)	1,877	4,955
The McClatchy Co. Class A (a) (b)	4,676	13,560
Meredith Corp. (b)	2,739	104,794
The New York Times Co. Class A (a)	10,305	100,989
Nexstar Broadcasting Group, Inc. Class A	887	15,966
Outdoor Channel Holdings, Inc.	995	8,875
Saga Communications, Inc. Class A	365	16,885
Salem Communications Corp. Class A	684	5,424

The accompanying notes are an integral part of the portfolios of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Scholastic Corp.	1,963	$52,314
Sinclair Broadcast Group, Inc. Class A	3,841	77,742
Value Line, Inc. (b)	218	2,054
World Wrestling Entertainment, Inc. Class A (b)	2,078	18,328

		816,670

Telecommunications — 2.8%
8x8, Inc. (a)	5,356	36,689
ADTRAN, Inc. (b)	4,822	94,752
Anaren, Inc. (a)	999	19,371
Anixter International, Inc.	2,128	148,790
Arris Group, Inc. (a)	8,551	146,821
Aruba Networks, Inc. (a)	8,463	209,375
Atlantic Tele-Network, Inc.	699	33,908
Aviat Networks, Inc. (a)	4,695	15,822
Aware, Inc.	776	3,593
Black Box Corp.	1,244	27,132
CalAmp Corp. (a)	2,645	29,016
Calix, Inc. (a)	2,917	23,774
Cbeyond, Inc. (a)	2,058	15,291
Ciena Corp. (a)	7,503	120,123
Cincinnati Bell, Inc. (a)	15,082	49,167
Comtech Telecommunications Corp.	1,370	33,264
Comverse, Inc. (a)	1,683	47,191
Consolidated Communications Holdings, Inc. (b)	3,075	53,966
DigitalGlobe, Inc. (a)	4,040	116,796
Extreme Networks (a)	6,914	23,300
Fairpoint Communications, Inc. (a) (b)	1,606	11,997
Finisar Corp. (a) (b)	6,906	91,090
General Communication, Inc. Class A (a)	2,740	25,126
Globecomm Systems, Inc. (a)	1,717	20,621
Harmonic, Inc. (a)	8,795	50,923
Hawaiian Telcom Holdco, Inc. (a)	793	18,294
HickoryTech Corp.	911	9,247
IDT Corp. Class B	1,217	14,677
Infinera Corp. (a) (b)	8,438	59,066
InterDigital, Inc. (b)	3,099	148,225
Iridium Communications, Inc. (a) (b)	3,682	22,166
Ixia (a)	3,190	69,032
KVH Industries, Inc. (a)	1,143	15,510
Leap Wireless International, Inc. (a)	3,921	23,095
Loral Space & Communications, Inc.	838	51,855
Lumos Networks Corp.	1,202	16,203
Mastec, Inc. (a)	4,132	120,448
Neonode, Inc. (a) (b)	1,889	10,900
NeoPhotonics Corp. (a)	1,318	6,735
NETGEAR, Inc. (a)	2,876	96,375
Neutral Tandem, Inc.	1,893	6,190
NTELOS Holdings Corp.	1,164	14,911
Numerex Corp. (a)	890	11,383

	Number of Shares	Value
Oclaro, Inc. (a) (b)	4,925	$6,205
Oplink Communications, Inc. (a)	1,420	23,288
ORBCOMM, Inc. (a)	2,848	14,838
Parkervision, Inc. (a) (b)	5,944	21,814
Plantronics, Inc.	3,216	142,115
Preformed Line Products Co.	188	13,154
Premiere Global Services, Inc. (a)	3,798	41,740
Primus Telecommunications Group, Inc.	999	11,039
Procera Networks, Inc. (a)	1,394	16,575
RF Micro Devices, Inc. (a)	21,041	111,938
RigNet, Inc. (a)	927	23,119
Ruckus Wireless, Inc. (a) (b)	588	12,348
Shenandoah Telecom Co.	1,754	26,713
ShoreTel, Inc. (a)	3,674	13,337
Sonus Networks, Inc. (a)	16,320	42,269
Symmetricom, Inc. (a)	3,157	14,333
TeleNav, Inc. (a)	1,398	9,017
Tellabs, Inc.	27,764	58,027
Telular Corp.	1,306	13,138
Tessco Technologies, Inc.	451	9,760
Ubiquiti Networks, Inc.	706	9,686
USA Mobility, Inc.	1,666	22,108
ViaSat, Inc. (a)	2,841	137,618
Vonage Holdings Corp. (a)	11,561	33,411
Westell Technologies, Inc. (a)	3,298	6,629

		2,996,429

		6,325,328

Consumer, Cyclical — 13.6%
Airlines — 0.9%
Alaska Air Group, Inc. (a)	5,374	343,721
Allegiant Travel Co.	1,131	100,410
Hawaiian Holdings, Inc. (a)	3,732	21,496
JetBlue Airways Corp. (a) (b)	17,679	121,985
Republic Airways Holdings, Inc. (a)	3,750	43,275
SkyWest, Inc.	3,894	62,499
Spirit Airlines, Inc. (a)	3,148	79,833
US Airways Group, Inc. (a) (b)	12,283	208,443

		981,662

Apparel — 0.9%
Cherokee, Inc.	565	7,740
Crocs, Inc. (a)	6,801	100,791
Delta Apparel, Inc. (a)	596	9,816
G-III Apparel Group Ltd. (a)	1,232	49,416
Iconix Brand Group, Inc. (a)	4,906	126,918
The Jones Group, Inc.	6,209	78,978
K-Swiss, Inc. Class A (a) (b)	2,207	10,461
Maidenform Brands, Inc. (a)	1,799	31,536
Oxford Industries, Inc.	1,064	56,498
Perry Ellis International, Inc.	900	16,371
Quiksilver, Inc. (a)	9,936	60,312
RG Barry Corp.	586	7,847

The accompanying notes are an integral part of the portfolios of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Skechers U.S.A., Inc. Class A (a)	2,864	$60,574
Steven Madden Ltd. (a)	2,968	128,039
True Religion Apparel, Inc.	1,969	51,411
Unifi, Inc. (a)	1,107	21,144
Weyco Group, Inc.	531	13,015
Wolverine World Wide, Inc.	3,679	163,237

		994,104

Auto Manufacturers — 0.1%
Wabash National Corp. (a)	5,087	51,684

Automotive & Parts — 1.0%
Accuride Corp. (a)	3,688	19,878
American Axle & Manufacturing Holdings, Inc. (a)	5,031	68,673
Commercial Vehicle Group, Inc. (a)	1,896	14,789
Cooper Tire & Rubber Co.	4,708	120,807
Dana Holding Corp.	11,114	198,163
Dorman Products, Inc.	1,846	68,690
Douglas Dynamics, Inc.	1,630	22,527
Exide Technologies (a)	5,885	15,889
Federal-Mogul Corp. (a)	1,538	9,274
Fuel Systems Solutions, Inc. (a)	1,124	18,512
Gentherm, Inc. (a)	2,293	37,559
Meritor, Inc. (a)	7,512	35,532
Miller Industries, Inc.	873	14,012
Modine Manufacturing Co. (a)	3,630	33,033
Spartan Motors, Inc.	2,645	14,045
Standard Motor Products, Inc.	1,519	42,107
Superior Industries International, Inc.	1,761	32,895
Tenneco, Inc. (a)	4,584	180,197
Titan International, Inc. (b)	4,049	85,353
Tower International, Inc. (a)	389	5,446

		1,037,381

Distribution & Wholesale — 1.0%
Beacon Roofing Supply, Inc. (a)	3,541	136,895
BlueLinx Holdings, Inc. (a)	3,092	8,812
Chindex International, Inc. (a)	777	10,676
Core-Mark Holding Co., Inc.	855	43,870
Houston Wire & Cable Co.	1,380	17,871
MWI Veterinary Supply, Inc. (a)	962	127,234
Owens & Minor, Inc. (b)	4,795	156,125
Pool Corp.	3,591	172,368
Rentrak Corp. (a)	731	16,067
ScanSource, Inc. (a)	2,086	58,867
United Stationers, Inc.	3,076	118,888
Watsco, Inc.	2,220	186,880

		1,054,553

Entertainment — 1.1%
Ascent Media Corp. Series A (a)	1,073	79,874
Bluegreen Corp. (a)	1,170	11,513
Carmike Cinemas, Inc. (a)	1,321	23,936
Churchill Downs, Inc.	990	69,340

	Number of Shares	Value
International Speedway Corp. Class A	2,102	$68,693
Isle of Capri Casinos, Inc. (a)	1,709	10,750
Lions Gate Entertainment Corp. (a) (b)	6,013	142,929
Marriott Vacations Worldwide Corp. (a)	2,013	86,378
National CineMedia, Inc.	4,255	67,144
Pinnacle Entertainment, Inc. (a)	4,464	65,264
Reading International, Inc. (a)	1,137	6,367
Scientific Games Corp. Class A (a)	3,842	33,617
SHFL Entertainment, Inc. (a)	4,162	68,964
Six Flags Entertainment Corp.	2,808	203,524
Speedway Motorsports, Inc.	893	16,065
Steinway Musical Instruments, Inc. (a)	555	13,331
Vail Resorts, Inc.	2,728	170,009

		1,137,698

Home Builders — 0.7%
Beazer Homes USA, Inc. (a) (b)	1,819	28,813
Cavco Industries, Inc. (a)	505	24,023
Hovnanian Enterprises, Inc. Class A (a) (b)	8,096	46,714
KB Home (b)	6,245	135,954
M.D.C. Holdings, Inc.	2,886	105,772
M/I Homes, Inc. (a)	1,827	44,670
Meritage Home Corp. (a)	2,311	108,293
The Ryland Group, Inc. (b)	3,369	140,218
Standard Pacific Corp. (a) (b)	8,730	75,427
TRI Pointe Homes, Inc. (a)	1,191	23,999
Winnebago Industries, Inc. (a)	2,211	45,635

		779,518

Home Furnishing — 0.3%
American Woodmark Corp. (a)	721	24,536
Bassett Furniture Industries, Inc.	891	14,220
DTS, Inc. (a)	1,348	22,417
Ethan Allen Interiors, Inc. (b)	1,841	60,606
Flexsteel Industries, Inc.	385	9,525
Hooker Furniture Corp.	861	13,724
Kimball International, Inc. Class B	2,577	23,348
La-Z-Boy, Inc.	3,913	73,838
Universal Electronics, Inc. (a)	1,112	25,854
VOXX International Corp. (a)	1,429	15,305

		283,373

Household Products — 0.0%
Skullcandy, Inc. (a) (b)	1,090	5,755

Housewares — 0.0%
Libbey, Inc. (a)	1,598	30,889
Lifetime Brands, Inc.	646	7,371

		38,260

The accompanying notes are an integral part of the portfolios of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Leisure Time — 0.7%
Arctic Cat, Inc. (a)	961	$41,996
Black Diamond, Inc. (a)	1,664	15,159
Brunswick Corp.	6,754	231,122
Callaway Golf Co.	5,005	33,133
Interval Leisure Group, Inc.	2,945	64,024
Johnson Outdoors, Inc. (a)	468	11,157
LIFE TIME FITNESS, Inc. (a)	3,244	138,778
Marine Products Corp.	702	5,167
Multimedia Games Holding Co. (a)	2,087	43,556
Town Sports International Holdings, Inc.	1,727	16,338
WMS Industries, Inc. (a)	4,168	105,075

		705,505

Lodging — 0.2%
Ameristar Casinos, Inc.	2,499	65,549
Boyd Gaming Corp. (a) (b)	4,305	35,602
Caesars Entertainment Corp. (a) (b)	2,741	43,472
Marcus Corp.	1,472	18,385
Monarch Casino & Resort, Inc. (a)	601	5,848
Morgans Hotel Group Co. (a)	1,893	11,207
MTR Gaming Group, Inc. (a)	1,527	5,039
Orient-Express Hotels Ltd. (a)	7,334	72,313
Red Lion Hotels Corp. (a) (b)	932	6,627

		264,042

Office Furnishings — 0.5%
Herman Miller, Inc.	4,410	122,025
HNI Corp.	3,446	122,299
Interface, Inc.	4,429	85,125
Knoll, Inc.	3,625	65,721
Steelcase, Inc. Class A	5,754	84,756

		479,926

Pharmaceuticals — 0.0%
PetMed Express, Inc. (b)	1,548	20,766

Retail — 5.9%
Aeropostale, Inc. (a)	6,146	83,586
AFC Enterprises, Inc. (a)	1,853	67,319
America’s Car-Mart, Inc. (a)	585	27,343
ANN, Inc. (a)	3,688	107,026
Asbury Automotive Group, Inc. (a)	2,104	77,196
Barnes & Noble, Inc. (a) (b)	2,161	35,548
bebe stores, Inc.	2,993	12,481
Big 5 Sporting Goods Corp.	1,256	19,606
Biglari Holdings, Inc. (a)	92	34,333
BJ’s Restaurants, Inc. (a)	1,861	61,934
Bloomin’ Brands, Inc. (a)	1,352	24,160
Bob Evans Farms, Inc.	2,211	94,233
Body Central Corp. (a)	1,350	12,690
The Bon-Ton Stores, Inc. (b)	1,030	13,390
Bravo Brio Restaurant Group, Inc. (a)	1,456	23,048
Brown Shoe Co., Inc.	3,249	51,984

	Number of Shares	Value
The Buckle, Inc. (b)	2,098	$97,872
Buffalo Wild Wings, Inc. (a)	1,404	122,892
Cabela’s, Inc. (a)	3,530	214,553
Carrols Restaurant Group, Inc. (a)	1,025	5,320
Casey’s General Stores, Inc.	2,879	167,846
Cash America International, Inc.	2,217	116,326
The Cato Corp. Class A	2,083	50,284
CEC Entertainment, Inc.	1,358	44,475
The Cheesecake Factory, Inc.	4,083	157,645
The Children’s Place Retail Store, Inc. (a)	1,836	82,290
Chuy’s Holdings, Inc. (a)	532	17,333
Citi Trends, Inc. (a)	1,162	11,887
Columbia Sportswear Co. (b)	934	54,060
Conn’s, Inc. (a) (b)	1,256	45,090
Cracker Barrel Old Country Store, Inc.	1,456	117,718
Del Frisco’s Restaurant Group, Inc. (a)	388	6,441
Denny’s Corp. (a)	7,304	42,144
Destination Maternity Corp.	989	23,143
Destination XL Group, Inc. (a)	3,287	16,731
DineEquity, Inc.	1,158	79,659
Domino’s Pizza, Inc.	4,385	225,564
Einstein Noah Restaurant Group, Inc.	415	6,154
Express, Inc. (a)	6,768	120,538
EZCORP, Inc. Class A (a)	3,626	77,234
Fiesta Restaurant Group, Inc. (a)	1,217	32,336
The Finish Line, Inc. Class A	3,838	75,186
First Cash Financial Services, Inc. (a)	2,159	125,956
Five Below, Inc. (a) (b)	857	32,472
Francesca’s Holdings Corp. (a) (b)	2,630	75,376
Fred’s, Inc. Class A	2,772	37,921
Frisch’s Restaurants, Inc.	210	3,767
Genesco, Inc. (a)	1,852	111,287
Gordmans Stores, Inc. (a)	571	6,686
Group 1 Automotive, Inc.	1,735	104,221
Haverty Furniture Cos., Inc.	1,415	29,092
hhgregg, Inc. (a) (b)	1,058	11,691
Hibbett Sports, Inc. (a)	1,992	112,090
Hot Topic, Inc.	3,231	44,846
HSN, Inc.	2,705	148,396
Ignite Restaurant Group, Inc. (a)	447	6,562
Jack in the Box, Inc. (a)	3,344	115,669
Jamba, Inc. (a)	6,179	17,610
Jos. A. Bank Clothiers, Inc. (a)	2,104	83,950
Kirkland’s, Inc. (a)	976	11,185
Krispy Kreme Doughnuts, Inc. (a)	4,498	64,951
Lithia Motors, Inc. Class A	1,636	77,677
Luby’s, Inc. (a)	1,625	12,155
Lumber Liquidators Holdings, Inc. (a) (b)	2,080	146,058
MarineMax, Inc. (a)	1,572	21,363
Mattress Firm Holding Corp. (a) (b)	817	28,219
The Men’s Wearhouse, Inc.	3,851	128,700

The accompanying notes are an integral part of the portfolios of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Nathan’s Famous, Inc. (a)	179	$7,563
New York & Co., Inc. (a)	2,298	9,399
Office Depot, Inc. (a)	21,472	84,385
OfficeMax, Inc. (b)	6,545	75,987
Orchard Supply Hardware Stores Corp. Class A (a) (b)	128	507
The Pantry, Inc. (a)	1,734	21,623
Papa John’s International, Inc. (a)	1,280	79,130
PC Connection, Inc.	736	12,034
Penske Auto Group, Inc.	3,212	107,152
The PEP Boys-Manny, Moe & Jack (a)	3,939	46,441
Perfumania Holdings, Inc. (a)	344	1,981
Pier 1 Imports, Inc.	7,336	168,728
PriceSmart, Inc.	1,375	107,016
RadioShack Corp. (b)	7,612	25,576
Red Robin Gourmet Burgers, Inc. (a)	1,112	50,707
Regis Corp. (b)	4,343	78,999
Restoration Hardware Holdings, Inc. (a) (b)	392	13,720
Rite Aid Corp. (a)	49,955	94,915
Roundy’s, Inc. (b)	1,674	10,998
Ruby Tuesday, Inc. (a)	4,854	35,774
Rue21, Inc. (a)	1,187	34,886
Rush Enterprises, Inc. Class A (a)	2,517	60,710
Ruth’s Hospitality Group, Inc. (a)	2,629	25,081
Saks, Inc. (a) (b)	7,843	89,959
Select Comfort Corp. (a)	4,287	84,754
Shoe Carnival, Inc.	1,048	21,421
Sonic Automotive, Inc. Class A	3,230	71,577
Sonic Corp. (a)	4,324	55,693
Stage Stores, Inc.	2,318	59,990
Stein Mart, Inc.	2,091	17,523
Susser Holdings Corp. (a)	848	43,341
Systemax, Inc.	943	9,336
Texas Roadhouse, Inc.	4,722	95,337
Tilly’s, Inc. (a)	763	9,705
Titan Machinery, Inc. (a) (b)	1,288	35,742
Tuesday Morning Corp. (a)	3,130	24,289
Vera Bradley, Inc. (a) (b)	1,516	35,823
Vitamin Shoppe, Inc. (a)	2,226	108,740
West Marine, Inc. (a)	1,206	13,785
The Wet Seal, Inc. Class A (a)	6,835	20,642
Winmark Corp.	185	11,653
Zumiez, Inc. (a) (b)	1,662	38,060

		6,315,180

Storage & Warehousing — 0.1%
Mobile Mini, Inc. (a)	2,894	85,171
Wesco Aircraft Holdings, Inc. (a)	1,335	19,651

		104,822

Textiles — 0.2%
Culp, Inc.	706	11,232

	Number of Shares	Value
G&K Services, Inc. Class A	1,431	$65,125
UniFirst Corp.	1,097	99,279

		175,636

Toys, Games & Hobbies — 0.0%
JAKKS Pacific, Inc. (b)	1,583	16,606
LeapFrog Enterprises, Inc. (a) (b)	3,885	33,255

		49,861

		14,479,726

Consumer, Non-cyclical — 19.1%
Agriculture — 0.3%
Alico, Inc.	283	13,089
Alliance One International, Inc. (a)	6,496	25,269
Cadiz, Inc. (a) (b)	877	5,929
Griffin Land & Nurseries, Inc.	189	5,679
Limoneira Co.	758	14,645
Star Scientific, Inc. (a) (b)	11,534	19,146
Tejon Ranch Co. (a)	963	28,678
The Andersons, Inc.	1,404	75,142
Universal Corp. (b)	1,762	98,743
Vector Group Ltd. (b)	4,223	68,075

		354,395

Beverages — 0.2%
The Boston Beer Co., Inc. Class A (a)	589	94,028
Central European Distribution Corp. (a) (b)	4,441	1,488
Coca-Cola Bottling Co. Consolidated	342	20,629
Craft Brew Alliance, Inc. (a)	704	5,238
Farmer Bros Co. (a)	458	6,733
Heckmann Corp. (a) (b)	10,660	45,731
National Beverage Corp.	898	12,617

		186,464

Biotechnology — 2.2%
Acorda Therapeutics, Inc. (a)	3,034	97,179
Aegerion Pharmaceuticals, Inc. (a)	2,133	86,045
Affymax, Inc. (a) (b)	2,636	3,664
Affymetrix, Inc. (a) (b)	5,284	24,941
Agenus, Inc. (a) (b)	2,025	7,877
Alkermes PLC (a)	9,269	219,768
AMAG Pharmaceuticals, Inc. (a)	1,568	37,397
Arena Pharmaceuticals, Inc. (a) (b)	16,416	134,775
Arqule, Inc. (a)	4,725	12,238
Astex Pharmaceuticals (a)	7,017	31,296
Avant Immunotherapeutics, Inc. (a)	6,098	70,615
AVEO Pharmaceuticals, Inc. (a) (b)	3,478	25,563
BioCryst Pharmaceuticals, Inc. (a) (b)	3,307	3,935
Biotime, Inc. (a) (b)	2,560	9,779
Cambrex Corp. (a)	2,160	27,626

The accompanying notes are an integral part of the portfolios of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Ceres, Inc. (a) (b)	403	$1,402
Coronado Biosciences, Inc. (a) (b)	1,357	13,190
CryoLife, Inc.	2,171	13,048
Curis, Inc. (a) (b)	5,956	19,536
Dendreon Corp. (a) (b)	11,661	55,157
Discovery Laboratories, Inc. (a) (b)	2,918	6,682
Dynavax Technologies Corp. (a) (b)	13,552	30,085
Enzon Pharmaceuticals, Inc.	2,846	10,815
Exact Sciences Corp. (a)	4,834	47,373
Exelixis, Inc. (a) (b)	13,891	64,176
Geron Corp. (a)	10,054	10,758
GTx, Inc. (a)	2,203	9,142
Halozyme Therapeutics, Inc. (a)	6,646	38,347
Harvard Bioscience, Inc. (a)	2,022	11,424
Immunogen, Inc. (a) (b)	6,319	101,483
Immunomedics, Inc. (a) (b)	5,096	12,281
Integra LifeSciences Holdings (a)	1,477	57,618
Intercept Pharmaceuticals, Inc. (a) (b)	383	14,324
InterMune, Inc. (a) (b)	6,165	55,793
Ironwood Pharmaceuticals, Inc. (a)	5,692	104,107
KYTHERA Biopharmaceuticals, Inc. (a)	353	8,599
Lexicon Pharmaceuticals, Inc. (a)	15,692	34,209
Ligand Pharmaceuticals, Inc. (a)	1,358	36,191
Maxygen, Inc.	1,855	4,471
Merrimack Pharmaceuticals, Inc. (a)	1,022	6,234
Momenta Pharmaceuticals, Inc. (a)	3,487	46,517
NewLink Genetics Corp. (a) (b)	1,190	14,601
Novavax, Inc. (a) (b)	10,193	23,240
NPS Pharmaceuticals, Inc. (a)	6,545	66,694
Omeros Corp. (a) (b)	1,827	7,527
OncoGenex Pharmaceutical, Inc. (a)	1,130	12,803
Oncothyreon, Inc. (a)	4,736	9,851
Pacific Biosciences of California, Inc. (a)	2,506	6,240
PDL BioPharma, Inc. (b)	10,607	77,537
Repligen Corp. (a)	2,363	16,328
RTI Biologics, Inc. (a)	4,250	16,745
Sangamo Biosciences, Inc. (a) (b)	4,026	38,489
Seattle Genetics, Inc. (a) (b)	7,197	255,565
Sequenom, Inc. (a) (b)	8,677	36,010
Spectrum Pharmaceuticals, Inc. (b)	4,521	33,727
Sunesis Pharmaceuticals, Inc. (a) (b)	2,317	12,674
Transcept Pharmaceuticals, Inc. (a)	850	4,072
Trius Therapeutics, Inc. (a)	2,414	16,512
Verastem, Inc. (a)	428	4,117
Vical, Inc. (a)	5,676	22,591
XOMA Corp. (a) (b)	6,478	22,608
ZIOPHARM Oncology, Inc. (a) (b)	4,971	9,097

		2,312,688

Commercial Services — 5.9%
ABM Industries, Inc.	4,071	90,539

	Number of Shares	Value
Accretive Health, Inc. (a) (b)	4,342	$44,115
The Advisory Board Co. (a)	2,596	136,342
American Public Education, Inc. (a) (b)	1,388	48,427
AMN Healthcare Services, Inc. (a)	3,416	54,075
Arbitron, Inc.	2,001	93,787
Avis Budget Group, Inc. (a)	8,025	223,336
Barrett Business Services, Inc.	521	27,436
Bridgepoint Education, Inc. (a)	1,375	14,066
Bright Horizons Family Solutions, Inc. (a)	893	30,174
Capella Education Co. (a)	973	30,299
Cardtronics, Inc. (a)	3,339	91,689
Career Education Corp. (a)	4,060	9,622
Carriage Services, Inc.	1,231	26,159
CBIZ, Inc. (a) (b)	2,888	18,425
CDI Corp.	1,034	17,785
Cenveo, Inc. (a) (b)	3,642	7,830
Chemed Corp.	1,447	115,731
Coinstar, Inc. (a) (b)	2,109	123,208
Collectors Universe (b)	361	4,249
Consolidated Graphics, Inc. (a)	590	23,069
Convergys Corp.	8,263	140,719
Corinthian Colleges, Inc. (a) (b)	6,043	12,690
The Corporate Executive Board Co.	2,536	147,494
Corvel Corp. (a)	458	22,666
CoStar Group, Inc. (a)	2,137	233,916
CRA International, Inc. (a)	805	18,008
Cross Country Healthcare, Inc. (a)	2,163	11,486
Deluxe Corp.	3,856	159,638
Education Management Corp. (a) (b)	1,804	6,621
Electro Rent Corp.	1,397	25,900
Euronet Worldwide, Inc. (a)	3,840	101,146
ExamWorks Group, Inc. (a) (b)	2,259	39,126
Exlservice Holdings, Inc. (a)	1,777	58,428
Forrester Research, Inc.	1,090	34,499
Franklin Covey Co. (a)	1,086	15,780
FTI Consulting, Inc. (a)	3,177	119,646
The Geo Group, Inc.	5,381	202,433
Global Cash Access Holdings, Inc. (a)	4,984	35,137
Grand Canyon Education, Inc. (a)	3,016	76,576
Great Lakes Dredge & Dock Co.	4,458	30,002
Green Dot Corp. Class A (a) (b)	1,764	29,476
H&E Equipment Services, Inc.	2,172	44,309
The Hackett Group, Inc.	1,658	7,577
Healthcare Services Group, Inc.	5,085	130,329
Heartland Payment Systems, Inc.	2,932	96,668
Heidrick & Struggles International, Inc.	1,344	20,093
Hill International, Inc. (a)	1,536	4,593
Hillenbrand, Inc.	4,160	105,165
HMS Holdings Corp. (a)	6,505	176,611
Hudson Global, Inc. (a)	2,767	10,902
Huron Consulting Group, Inc. (a)	1,735	69,955
ICF International, Inc. (a)	1,513	41,154

The accompanying notes are an integral part of the portfolios of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Insperity, Inc.	1,727	$48,995
Intersections, Inc. (b)	612	5,759
K12, Inc. (a) (b)	2,016	48,606
Kelly Services, Inc. Class A	2,069	38,649
Kforce, Inc.	2,227	36,456
Korn/Ferry International (a)	3,613	64,528
Landauer, Inc.	702	39,579
LifeLock, Inc. (a)	1,305	12,567
Lincoln Educational Services Corp. (b)	1,865	10,929
Live Nation Entertainment, Inc. (a)	10,607	131,209
Mac-Gray Corp.	964	12,339
MAXIMUS, Inc.	2,568	205,363
McGrath RentCorp	1,889	58,748
Medifast, Inc. (a)	930	21,316
MoneyGram International, Inc. (a)	1,598	28,924
Monro Muffler Brake, Inc. (b)	2,337	92,802
Monster Worldwide, Inc. (a)	9,266	46,979
Multi-Color Corp.	1,000	25,790
National American University Holdings, Inc.	680	2,652
National Research Corp.	204	11,840
Navigant Consulting, Inc. (a)	3,854	50,642
Odyssey Marine Exploration, Inc. (a) (b)	5,573	18,168
On Assignment, Inc. (a)	3,247	82,182
PAREXEL International Corp. (a)	4,528	178,901
PDI, Inc. (a)	676	3,988
Pendrell Corp. (a)	11,999	19,918
Performant Financial Corp. (a)	653	8,019
PHH Corp. (a) (b)	4,288	94,164
Premier Exhibitions, Inc. (a)	1,738	4,623
PRG-Schultz International, Inc. (a)	1,714	11,912
Providence Service Corp. (a)	996	18,416
Quad/Graphics, Inc.	1,911	45,749
Rent-A-Center, Inc.	4,485	165,676
Resources Connection, Inc.	3,222	40,919
RPX Corp. (a)	1,633	23,042
ServiceSource International, Inc. (a) (b)	3,663	25,897
Sotheby’s	5,119	191,502
Standard Parking Corp. (a)	1,245	25,772
Steiner Leisure Ltd. (a)	1,160	56,098
Stewart Enterprises, Inc. Class A	5,544	51,504
Strayer Education, Inc. (b)	918	44,413
Swisher Hygiene, Inc. (a) (b)	8,938	11,530
Team Health Holdings, Inc. (a)	2,140	77,853
Team, Inc. (a)	1,507	61,892
TeleTech Holdings, Inc. (a)	1,640	34,784
TMS International Corp. (a)	1,019	13,451
Tree.com, Inc.	403	7,451
TrueBlue, Inc. (a)	3,075	65,006
Universal Technical Institute, Inc.	1,629	20,574
Valassis Communications, Inc. (b)	3,009	89,879
Viad Corp.	1,552	42,928

	Number of Shares	Value
VistaPrint NV (a) (b)	2,587	$100,013
WEX, Inc. (a)	2,940	230,790
Xoom Corp. (a)	550	12,562

		6,333,354

Cosmetics & Personal Care — 0.1%
Elizabeth Arden, Inc. (a)	1,901	76,515
Inter Parfums, Inc.	1,212	29,609
Revlon, Inc. Class A (a)	886	19,811

		125,935

Foods — 1.8%
Annie’s, Inc. (a)	394	15,074
Arden Group, Inc. Class A	94	9,502
B&G Foods, Inc.	3,978	121,289
Boulder Brands, Inc. (a)	4,541	40,778
Cal-Maine Foods, Inc.	1,118	47,582
Calavo Growers, Inc.	883	25,413
The Chefs’ Warehouse, Inc. (a)	871	16,087
Chiquita Brands International, Inc. (a)	3,342	25,934
Diamond Foods, Inc. (a) (b)	1,632	27,516
Dole Food Co., Inc. (a)	2,768	30,171
Fresh Del Monte Produce, Inc.	2,883	77,783
Harris Teeter Supermarkets, Inc.	3,318	141,712
Ingles Markets, Inc. Class A	968	20,793
Inventure Foods, Inc. (a)	879	6,839
J&J Snack Foods Corp.	1,120	86,117
John B Sanfilippo & Son, Inc.	641	12,807
Lancaster Colony Corp.	1,397	107,569
Lifeway Foods, Inc. (b)	313	4,351
Nash Finch Co.	918	17,974
Pilgrim’s Pride Corp. (a)	4,566	41,962
Post Holdings, Inc. (a)	1,984	85,173
Sanderson Farms, Inc.	1,734	94,711
Seaboard Corp.	23	64,400
Seneca Foods Corp. Class A (a)	649	21,430
Snyders-Lance, Inc.	3,344	84,469
Spartan Stores, Inc.	1,603	28,133
SUPERVALU, Inc. (b)	16,115	81,220
The Hain Celestial Group, Inc. (a)	2,787	170,230
Tootsie Roll Industries, Inc. (b)	1,876	56,097
TreeHouse Foods, Inc. (a)	2,721	177,273
United Natural Foods, Inc. (a)	3,695	181,794
Village Super Market	622	20,955
Weis Markets, Inc.	847	34,473

		1,977,611

Health Care – Products — 2.8%
Abaxis, Inc.	1,642	77,699
ABIOMED, Inc. (a) (b)	2,529	47,216
Accuray, Inc. (a) (b)	5,588	25,928
Alphatec Holdings, Inc. (a)	3,681	7,767
AngioDynamics, Inc. (a)	1,836	20,985
ArthroCare Corp. (a)	2,097	72,892

The accompanying notes are an integral part of the portfolios of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
AtriCure, Inc. (a)	1,370	$10,850
Atrion Corp.	116	22,271
BG Medicine, Inc. (a) (b)	724	1,347
Cantel Medical Corp.	1,630	48,998
Cardiovascular Systems, Inc. (a)	1,268	25,969
Cepheid, Inc. (a)	4,968	190,622
Cerus Corp. (a) (b)	4,321	19,099
Conceptus, Inc. (a)	2,387	57,646
CONMED Corp.	2,145	73,059
Cyberonics, Inc. (a)	2,084	97,552
Cynosure Inc. Class A (a)	937	24,521
Dexcom, Inc. (a)	5,193	86,827
Endologix, Inc. (a)	4,192	67,701
EnteroMedics, Inc. (a) (b)	1,703	1,703
Exactech, Inc. (a)	688	14,235
The Female Health Co.	1,564	11,323
Genomic Health, Inc. (a)	1,224	34,615
Globus Medical, Inc. Class A (a) (b)	779	11,436
Haemonetics Corp. (a)	3,836	159,808
Hanger, Inc. (a)	2,578	81,284
Hansen Medical, Inc. (a) (b)	4,608	9,262
HeartWare International, Inc. (a)	1,236	109,299
ICU Medical, Inc. (a)	948	55,885
ImmunoCellular Therapeutics Ltd. (a) (b)	3,751	10,278
Insulet Corp. (a)	3,953	102,225
Invacare Corp.	2,431	31,725
LipoScience, Inc. (a)	460	4,835
Luminex Corp. (a)	3,161	52,220
MAKO Surgical Corp. (a) (b)	2,950	32,892
Masimo Corp.	3,775	74,065
Merge Healthcare, Inc. (a) (b)	4,674	13,508
Meridian Bioscience, Inc.	3,127	71,358
Merit Medical Systems, Inc. (a)	3,123	38,288
Natus Medical, Inc. (a)	2,312	31,073
Navidea Biopharmaceuticals, Inc. (a) (b)	8,091	21,927
NuVasive, Inc. (a)	3,268	69,641
NxStage Medical, Inc. (a)	3,858	43,518
OraSure Technologies, Inc. (a)	4,068	21,967
Orthofix International NV (a)	1,423	51,043
Palomar Medical Technologies, Inc. (a)	1,533	20,680
PhotoMedex, Inc. (a) (b)	1,016	16,347
Quidel Corp. (a)	2,133	50,659
Rochester Medical Corp. (a)	850	12,427
Rockwell Medical Technologies, Inc. (a) (b)	1,404	5,560
Solta Medical, Inc. (a)	4,900	10,780
Spectranetics Corp. (a)	2,593	48,048
Staar Surgical Co. (a)	2,817	15,860
Steris Corp.	4,373	181,961
SurModics, Inc. (a)	978	26,650
Symmetry Medical, Inc. (a)	2,697	30,881

	Number of Shares	Value
Tornier BV (a)	1,250	$23,563
Unilife Corp. (a) (b)	6,811	14,848
Utah Medical Products, Inc.	221	10,778
Vascular Solutions, Inc. (a)	1,233	19,999
Volcano Corp. (a)	4,035	89,819
West Pharmaceutical Services, Inc.	2,564	166,506
Wright Medical Group, Inc. (a)	3,336	79,430
Zeltiq Aesthetics, Inc. (a)	1,144	4,370

		2,967,528

Health Care – Services — 1.6%
Acadia Healthcare Co., Inc. (a)	2,039	59,926
Air Methods Corp.	2,911	140,427
Almost Family, Inc.	657	13,422
Amedisys, Inc. (a) (b)	2,369	26,343
AmSurg Corp. (a)	2,393	80,500
Assisted Living Concepts, Inc.	1,513	17,990
Bio-Reference Laboratories, Inc. (a) (b)	1,872	48,635
Capital Senior Living Corp. (a)	2,124	56,137
Centene Corp. (a)	3,894	171,492
Emeritus Corp. (a)	2,326	64,640
The Ensign Group, Inc.	1,313	43,854
Five Star Quality Care, Inc. (a)	3,210	21,475
Gentiva Health Services, Inc. (a)	2,241	24,248
HealthSouth Corp. (a)	7,229	190,629
Healthways, Inc. (a)	2,594	31,776
The IPC Hospitalist Co. (a)	1,264	56,223
Kindred Healthcare, Inc. (a)	4,063	42,783
LHC Group, Inc. (a)	1,169	25,122
Magellan Health Services, Inc. (a)	2,065	98,232
Molina Healthcare, Inc. (a)	2,263	69,859
National Healthcare Corp.	804	36,759
Select Medical Holdings Corp.	2,759	24,831
Skilled Healthcare Group, Inc. Class A (a)	1,291	8,482
Triple-S Management Corp. Class B (a)	1,424	24,806
U.S. Physical Therapy, Inc.	864	23,198
Universal American Corp.	2,774	23,107
Vanguard Health Systems, Inc. (a)	2,455	36,506
Vocera Communications, Inc. (a)	528	12,144
WellCare Health Plans, Inc. (a)	3,261	189,008

		1,662,554

Household Products — 0.5%
Acco Brands Corp. (a)	8,556	57,154
American Greetings Corp. Class A (b)	2,449	39,429
AT Cross Co. (a)	815	11,223
Blyth, Inc. (b)	816	14,166
Central Garden & Pet Co. Class A (a)	3,002	24,676
CSS Industries, Inc.	744	19,322
Ennis, Inc.	2,025	30,517

The accompanying notes are an integral part of the portfolios of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Helen of Troy Ltd. (a)	2,398	$91,987
Prestige Brands Holdings, Inc. (a)	3,799	97,596
Spectrum Brands Holdings, Inc.	1,738	98,353
WD-40 Co.	1,208	66,162

		550,585

Pharmaceuticals — 3.5%
Achillion Pharmaceuticals, Inc. (a)	5,501	48,079
Acura Pharmaceuticals, Inc. (a) (b)	819	1,744
Akorn, Inc. (a)	4,311	59,621
Align Technology, Inc. (a)	5,438	182,227
Alnylam Pharmaceuticals, Inc. (a)	4,167	101,550
Amicus Therapeutics, Inc. (a) (b)	2,036	6,454
Ampio Pharmaceuticals, Inc. (a) (b)	2,077	9,492
Anacor Pharmaceuticals, Inc. (a) (b)	1,386	8,954
Anika Therapeutics, Inc. (a)	936	13,591
Antares Pharma, Inc. (a) (b)	7,934	28,404
Array Biopharma, Inc. (a)	8,604	42,332
Auxilium Pharmaceuticals, Inc. (a)	3,665	63,331
AVANIR Pharmaceuticals, Inc. (a) (b)	10,631	29,129
BioDelivery Sciences International, Inc. (a) (b)	1,916	8,066
BioScrip, Inc. (a)	3,342	42,477
Biospecifics Technologies Corp. (a)	334	5,695
Cadence Pharmaceuticals, Inc. (a) (b)	4,464	29,864
Cempra, Inc. (a)	285	1,924
ChemoCentryx, Inc. (a)	365	5,044
Clovis Oncology, Inc. (a) (b)	1,024	29,358
Corcept Therapeutics, Inc. (a) (b)	3,979	7,958
Cornerstone Therapeutics, Inc. (a)	577	4,079
Cubist Pharmaceuticals, Inc. (a)	4,794	224,455
Cumberland Pharmaceuticals, Inc. (a) (b)	802	3,994
Cytori Therapeutics, Inc. (a) (b)	4,400	11,044
DepoMed, Inc. (a)	4,114	24,149
Derma Sciences, Inc. (a) (b)	819	9,893
Durata Therapeutics, Inc. (a) (b)	578	5,202
Dyax Corp. (a)	7,786	33,947
Emergent Biosolutions, Inc. (a)	2,010	28,100
Endocyte, Inc. (a)	2,199	27,378
Furiex Pharmaceuticals, Inc. (a)	558	20,914
Hi-Tech Pharmacal Co., Inc.	833	27,581
Hyperion Therapeutics, Inc. (a) (b)	286	7,385
Idenix Pharmaceuticals, Inc. (a) (b)	6,732	23,966
Impax Laboratories, Inc. (a)	5,079	78,420
Infinity Pharmaceuticals, Inc. (a)	2,257	109,397
Isis Pharmaceuticals, Inc. (a) (b)	7,585	128,490
Jazz Pharmaceuticals Plc (a)	3,144	175,781
KaloBios Pharmaceuticals, Inc. (a)	662	3,972
Keryx Biopharmaceuticals, Inc. (a) (b)	6,161	43,373
Lannett Co., Inc. (a)	1,300	13,143
MannKind Corp. (a) (b)	10,181	34,514
The Medicines Co. (a)	4,175	139,528

	Number of Shares	Value
Natural Grocers by Vitamin Cottage, Inc. (a)	572	$12,899
Nature’s Sunshine Products, Inc.	894	13,625
Nektar Therapeutics (a)	8,686	95,546
Neogen Corp. (a)	1,785	88,482
Neurocrine Biosciences, Inc. (a)	5,021	60,955
Nutraceutical International Corp.	707	12,266
Obagi Medical Products, Inc. (a)	1,259	24,865
Omega Protein Corp. (a)	1,563	16,802
Opko Health, Inc. (a) (b)	8,090	61,727
Optimer Pharmaceuticals, Inc. (a) (b)	3,563	42,400
Orexigen Therapeutics, Inc. (a) (b)	6,237	38,981
Osiris Therapeutics, Inc. (a) (b)	1,395	14,508
Pacira Pharmaceuticals, Inc. (a) (b)	1,367	39,452
Pain Therapeutics, Inc.	2,562	8,788
Pernix Therapeutics Holdings (a) (b)	613	3,040
Pharmacyclics, Inc. (a)	4,118	331,128
PharMerica Corp. (a)	2,276	31,864
Pozen, Inc. (a) (b)	2,102	11,078
Progenics Pharmaceuticals, Inc. (a)	2,914	15,706
Questcor Pharmaceuticals, Inc. (b)	4,069	132,405
Raptor Pharmaceutical Corp. (a) (b)	4,049	23,687
Regulus Therapeutics, Inc. (a)	909	7,045
Repros Therapeutics, Inc. (a) (b)	1,193	19,207
Rigel Pharmaceuticals, Inc. (a)	6,556	44,515
Sagent Pharmaceuticals, Inc. (a)	754	13,233
Santarus, Inc. (a)	4,196	72,717
SciClone Pharmaceuticals, Inc. (a)	4,233	19,472
SIGA Technologies, Inc. (a) (b)	2,858	10,232
Sucampo Pharmaceuticals, Inc. (a)	736	4,813
Supernus Pharmaceuticals, Inc. (a) (b)	228	1,281
Synageva BioPharma Corp. (a)	854	46,902
Synergy Pharmaceuticals, Inc. (a) (b)	3,078	18,683
Synta Pharmaceuticals Corp. (a) (b)	2,955	25,413
Synutra International, Inc. (a) (b)	1,164	5,471
Targacept, Inc. (a)	2,296	9,827
TESARO, Inc. (a) (b)	334	7,335
Theravance, Inc. (a) (b)	4,592	108,463
Threshold Pharmaceuticals, Inc. (a) (b)	3,463	15,964
USANA Health Sciences, Inc. (a) (b)	454	21,942
Vanda Pharmaceuticals, Inc. (a)	1,911	7,491
Ventrus Biosciences, Inc. (a)	1,489	4,452
ViroPharma Inc (a)	4,996	125,699
VIVUS, Inc. (a) (b)	7,550	83,050
Xenoport, Inc. (a)	3,243	23,187
Zogenix, Inc. (a) (b)	3,848	6,926

		3,687,523

The accompanying notes are an integral part of the portfolios of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Textiles — 0.2%
Fifth & Pacific Cos., Inc. (a)	9,065	$171,147
Tumi Holdings, Inc. (a)	1,632	34,174

		205,321

		20,363,958

Diversified — 0.1%
Holding Company – Diversified — 0.1%
Harbinger Group, Inc. (a)	3,010	24,863
Horizon Pharma, Inc. (a) (b)	2,527	6,848
National Bank Holdings Corp. Class A	508	9,296
Primoris Services Corp.	2,255	49,858
Resource America, Inc.	813	8,098

		98,963

Energy — 5.6%
Coal — 0.2%
Arch Coal, Inc. (b)	16,070	87,260
Cloud Peak Energy, Inc. (a)	4,619	86,745
Hallador Energy Co.	441	3,043
SunCoke Energy, Inc. (a)	5,292	86,418
Westmoreland Coal Co. (a)	910	10,338

		273,804

Energy – Alternate Sources — 0.3%
Amyris, Inc. (a)	2,038	6,277
Clean Energy Fuels Corp. (a) (b)	5,003	65,039
Enphase Energy, Inc. (a) (b)	540	3,348
First Solar, Inc. (a) (b)	4,557	122,857
FuelCell Energy, Inc. (a) (b)	11,950	11,278
FutureFuel Corp.	1,465	17,800
Gevo, Inc. (a) (b)	2,763	6,189
Green Plains Renewable Energy, Inc. (a)	1,935	22,136
Headwaters, Inc. (a)	5,511	60,070
Renewable Energy Group, Inc. (a)	487	3,745
REX American Resources Corp. (a)	475	10,507
Saratoga Resources, Inc. (a)	1,878	4,995
Solarcity Corp. (a)	1,001	18,899
Solazyme, Inc. (a) (b)	2,454	19,166

		372,306

Oil & Gas — 3.2%
Abraxas Petroleum Corp. (a) (b)	6,461	14,925
Adams Resources & Energy, Inc.	141	7,191
Alon USA Energy, Inc.	762	14,516
Apco Oil and Gas International, Inc.	772	9,573
Approach Resources Inc. (a) (b)	2,517	61,943
Arabian American Development Co. (a)	1,596	13,454
Berry Petroleum Co. Class A	3,963	183,447
Bill Barrett Corp. (a) (b)	3,641	73,803
Bonanza Creek Energy, Inc. (a)	731	28,268

	Number of Shares	Value
BPZ Resources, Inc. (a) (b)	7,799	$17,704
Callon Petroleum Co. (a)	3,062	11,329
Carrizo Oil & Gas, Inc. (a)	2,995	77,181
Clayton Williams Energy, Inc. (a)	445	19,460
Comstock Resources, Inc. (a)	3,648	59,280
Contango Oil & Gas Co.	947	37,965
Crimson Exploration, Inc. (a)	1,431	4,093
CVR Energy, Inc.	1,254	64,731
Delek US Holdings, Inc.	1,284	50,667
Diamondback Energy, Inc. (a)	1,101	29,551
Emerald Oil, Inc. (a)	1,152	8,110
Endeavour International Corp. (a) (b)	3,271	9,649
Energy XXI (Bermuda) Ltd.	5,969	162,476
EPL Oil & Gas, Inc. (a)	2,127	57,025
Evolution Petroleum Corp. (a)	1,299	13,185
Forest Oil Corp. (a)	8,957	47,114
FX Energy, Inc. (a)	4,001	13,443
Gastar Exploration Ltd. (a)	3,977	7,000
Goodrich Petroleum Corp. (a) (b)	1,961	30,690
Gulfport Energy Corp. (a)	5,766	264,256
Halcon Resources Corp. (a)	8,443	65,771
Harvest Natural Resources, Inc. (a) (b)	3,171	11,130
Hercules Offshore, Inc. (a)	11,992	88,981
Isramco, Inc. (a)	69	6,841
KiOR, Inc. Class A (a) (b)	2,149	9,993
Kodiak Oil & Gas Corp. (a)	19,931	181,173
Magnum Hunter Resources Corp. (a) (b)	10,925	43,809
Matador Resources Co. (a)	949	8,408
McMoRan Exploration Co. (a) (b)	7,681	125,584
Midstates Petroleum Co., Inc. (a)	1,894	16,194
Miller Energy Resources, Inc. (a) (b)	2,425	8,997
Northern Oil and Gas, Inc. (a)	4,810	69,168
Oasis Petroleum, Inc. (a)	6,043	230,057
Panhandle Oil and Gas, Inc.	541	15,500
Parker Drilling Co. (a)	8,937	38,250
PDC Energy, Inc. (a)	2,264	112,226
Penn Virginia Corp.	4,354	17,590
PetroQuest Energy, Inc. (a)	4,221	18,741
Quicksilver Resources, Inc. (a) (b)	8,481	19,082
Resolute Energy Corp. (a)	3,687	42,437
Rex Energy Corp. (a)	3,217	53,016
Rosetta Resources, Inc. (a)	4,001	190,368
Sanchez Energy Corp. (a) (b)	876	17,450
SemGroup Corp. Class A (a)	3,159	163,383
Stone Energy Corp. (a)	3,747	81,497
Swift Energy Co. (a)	3,276	48,518
Synergy Resources Corp. (a)	2,982	20,457
Triangle Petroleum Corp. (a)	3,311	21,853
VAALCO Energy, Inc. (a)	4,400	33,396
Vantage Drilling Co. (a) (b)	14,065	24,614
W&T Offshore, Inc.	2,571	36,508
Warren Resources, Inc. (a)	5,542	17,790

The accompanying notes are an integral part of the portfolios of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Western Refining, Inc. (b)	4,336	$153,538
ZaZa Energy Corp. (a) (b)	1,673	3,028

		3,387,377

Oil & Gas Services — 1.8%
Allos Therapeutics, Inc. (b) (c)	5,355	-
Basic Energy Services, Inc. (a) (b)	2,399	32,794
Bolt Technology Corp.	577	10,074
C&J Energy Services, Inc. (a) (b)	3,369	77,150
Cal Dive International, Inc. (a) (b)	7,655	13,779
Dawson Geophysical Co. (a)	618	18,540
Dril-Quip, Inc. (a)	3,043	265,258
Edgen Group, Inc. (a)	1,256	9,081
Exterran Holdings, Inc. (a)	4,911	132,597
Flotek Industries, Inc. (a)	3,815	62,375
Forbes Energy Services Ltd. (a)	996	3,665
Forum Energy Technologies, Inc. (a) (b)	1,816	52,228
Geospace Technologies Corp. (a)	965	104,143
Global Geophysical Services, Inc. (a)	1,309	3,207
Gulf Island Fabrication, Inc.	1,053	22,176
Helix Energy Solutions Group, Inc. (a)	7,996	182,949
Hornbeck Offshore Services, Inc. (a)	2,673	124,188
ION Geophysical Corp. (a)	9,996	68,073
Key Energy Services, Inc. (a)	11,433	92,379
Lufkin Industries, Inc.	2,542	168,763
Matrix Service Co. (a)	1,899	28,295
Mitcham Industries, Inc. (a)	998	16,886
Natural Gas Services Group, Inc. (a)	943	18,162
Newpark Resources, Inc. (a)	6,810	63,197
Pioneer Energy Services Corp. (a)	4,717	38,915
Targa Resources Corp.	2,194	149,104
Tesco Corp. (a)	2,228	29,833
TETRA Technologies, Inc. (a)	5,779	59,293
TGC Industries, Inc.	1,184	11,722
Thermon Group Holdings, Inc. (a)	1,074	23,854
Willbros Group, Inc. (a)	2,967	29,136

		1,911,816

Pipelines — 0.1%
Crosstex Energy, Inc.	3,036	58,473

		6,003,776

Financial — 21.8%
Banks — 6.2%
1st Source Corp.	1,102	26,117
1st United Bancorp, Inc.	2,337	15,097
Access National Corp.	615	10,086
American National Bankshares, Inc.	625	13,475
Ameris Bancorp (a)	1,784	25,600
Ames National Corp.	624	13,017
Arrow Financial Corp. (b)	777	19,145
BancFirst Corp.	481	20,058

	Number of Shares	Value
Banco Latinoamericano de Comercio Exterior SA	2,167	$53,612
Bancorp, Inc. (a)	2,453	33,974
BancorpSouth, Inc.	7,141	116,398
Bank Mutual Corp.	3,543	19,593
Bank of Kentucky Financial Corp.	470	12,892
Bank of Marin Bancorp	414	16,597
Bank of the Ozarks, Inc.	2,210	98,013
Banner Corp.	1,461	46,504
Bar Harbor Bankshares	263	9,613
BBCN Bancorp, Inc.	5,902	77,080
Berkshire Bancorp, Inc.	293	2,447
Boston Private Financial Holdings, Inc.	5,940	58,687
Bridge Bancorp, Inc.	679	14,605
Bridge Capital Holdings (a)	753	11,476
Bryn Mawr Bank Corp.	855	19,904
C&F Financial Corp.	216	8,845
Camden National Corp.	576	19,054
Capital Bank Financial Corp. (a)	676	11,600
Capital City Bank Group, Inc. (a) (b)	957	11,819
Cardinal Financial Corp.	2,216	40,287
Cascade Bancorp (a)	450	3,042
Cass Information Systems, Inc.	782	32,875
Cathay General Bancorp	5,959	119,895
Centennial Bank Holdings, Inc. (a)	6,147	12,909
Center Bancorp, Inc.	808	10,043
Centerstate Banks, Inc.	2,281	19,571
Central Pacific Financial Corp. (a)	1,596	25,057
Century Bancorp, Inc. Class A	232	7,867
Chemical Financial Corp.	2,059	54,316
Citizens & Northern Corp.	926	18,057
Citizens Republic Bancorp, Inc. (a)	3,021	68,124
City Holding Co. (b)	1,188	47,271
CNB Financial Corp.	951	16,215
CoBiz Financial, Inc.	2,608	21,073
Columbia Banking System, Inc.	2,998	65,896
Community Bank System, Inc.	2,995	88,742
Community Trust Bancorp, Inc.	1,074	36,548
ConnectOne Bancorp, Inc. (a)	132	4,125
Crescent Financial Bancshares, Inc. (a)	420	1,655
CVB Financial Corp.	6,690	75,396
Eagle Bancorp, Inc. (a)	1,364	29,858
Enterprise Bancorp, Inc.	401	6,797
Enterprise Financial Services Corp.	1,345	19,287
F.N.B. Corp.	10,560	127,776
Farmers National Banc Corp.	1,274	8,039
Fidelity Southern Corp. (a)	655	7,533
Financial Institutions, Inc.	1,037	20,699
First BanCorp (a) (b)	5,198	32,384
First Bancorp	1,339	18,063
First Bancorp, Inc.	709	12,769
First Busey Corp. Class A	5,462	24,961

The accompanying notes are an integral part of the portfolios of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
First California Financial Group, Inc. (a)	1,763	$15,021
First Commonwealth Financial Corp.	7,675	57,255
First Community Bancshares, Inc.	1,287	20,399
First Connecticut Bancorp, Inc.	1,345	19,812
First Financial Bancorp	4,446	71,358
First Financial Bankshares, Inc. (b)	2,385	115,911
First Financial Corp.	824	25,948
First Interstate Bancsystem, Inc.	1,224	23,023
First Merchants Corp.	2,206	34,127
First Midwest Bancorp, Inc.	5,675	75,364
The First of Long Island Corp.	587	17,405
FirstMerit Corp. (b)	8,296	137,133
FNB United Corp. (a) (b)	674	6,578
Franklin Financial Corp.	963	17,575
German American Bancorp Inc.	947	21,790
Glacier Bancorp, Inc.	5,439	103,232
Great Southern Bancorp, Inc.	762	18,585
Hancock Holding Co.	5,774	178,532
Hanmi Financial Corp. (a)	2,397	38,352
Heartland Financial USA, Inc.	1,136	28,707
Heritage Commerce Corp. (a)	1,399	9,415
Heritage Financial Corp/WA	1,180	17,110
Heritage Oaks Bancorp (a)	1,357	7,735
Home Bancshares, Inc.	1,676	63,135
Horizon Bancorp	496	10,024
Hudson Valley Holding Corp.	1,181	17,609
IBERIABANK Corp.	2,236	111,845
Independent Bank Corp.	1,696	55,273
International Bancshares Corp.	4,051	84,261
Lakeland Bancorp, Inc.	2,329	22,941
Lakeland Financial Corp.	1,260	33,629
MainSource Financial Group, Inc.	1,517	21,299
MB Financial, Inc.	4,125	99,701
Mercantile Bank Corp.	699	11,680
Merchants Bancshares, Inc.	412	12,416
Metro Bancorp, Inc. (a)	1,096	18,128
MetroCorp Bancshares, Inc. (a)	1,255	12,663
Middleburg Financial Corp.	363	7,046
MidSouth Bancorp, Inc.	694	11,284
MidWestOne Financial Group, Inc.	546	13,000
National Bankshares, Inc.	528	18,443
National Penn Bancshares, Inc.	9,359	100,048
NBT Bancorp, Inc.	3,359	74,402
Northrim BanCorp, Inc.	528	11,864
Northwest Bancshares, Inc.	7,390	93,779
Old National Bancorp	7,672	105,490
OmniAmerican Bancorp, Inc. (a)	833	21,058
Oriental Financial Group, Inc.	3,485	54,052
Pacific Continental Corp.	1,416	15,817
Pacific Mercantile Bancorp (a)	718	4,200
PacWest Bancorp (b)	2,295	66,807
Park National Corp. (b)	876	61,136

	Number of Shares	Value
Park Sterling Corp. (a)	3,367	$18,990
Peapack Gladstone Financial Corp.	601	8,961
Penns Woods Bancorp, Inc.	309	12,660
Peoples Bancorp, Inc.	809	18,114
Pinnacle Financial Partners, Inc. (a)	2,624	61,297
Preferred Bank (a)	928	14,644
PrivateBancorp, Inc.	4,868	92,054
Prosperity Bancshares, Inc.	3,591	170,177
Renasant Corp.	1,899	42,500
Republic Bancorp, Inc. Class A (b)	759	17,184
S&T Bancorp, Inc.	2,208	40,936
Sandy Spring Bancorp, Inc.	1,852	37,225
SCBT Financial Corp.	1,255	63,252
Seacoast Banking Corp. of Florida (a)	5,968	12,473
Sierra Bancorp	968	12,729
Simmons First National Corp. Class A	1,262	31,954
Southside Bancshares, Inc. (b)	1,356	28,490
Southwest Bancorp, Inc. (a)	1,468	18,438
State Bank Financial Corp.	2,388	39,092
StellarOne Corp.	1,710	27,616
Sterling Bancorp	2,303	23,398
Sterling Financial Corp.	1,990	43,163
Suffolk Bancorp (a)	799	11,378
Sun Bancorp, Inc. (a)	3,249	11,079
Susquehanna Bancshares, Inc.	14,213	176,668
SY Bancorp, Inc.	910	20,475
Taylor Capital Group, Inc. (a)	1,198	19,156
Texas Capital Bancshares, Inc. (a)	3,034	122,725
Tompkins Financial Corp.	818	34,585
TowneBank (b)	2,042	30,569
Trico Bancshares	1,197	20,469
Trustco Bank Corp.	7,139	39,836
Trustmark Corp.	5,064	126,651
UMB Financial Corp.	2,445	119,976
Umpqua Holdings Corp.	8,469	112,299
Union First Market Bankshares Corp.	1,492	29,184
United Bankshares, Inc. (b)	3,803	101,198
United Community Banks, Inc. (a)	3,215	36,458
Univest Corp. of Pennsylvania	1,245	21,688
Virginia Commerce Bancorp (a)	1,976	27,763
Walker & Dunlop, Inc. (a)	866	15,562
Washington Banking Co.	1,181	16,463
Washington Trust Bancorp, Inc.	1,043	28,557
Webster Financial Corp.	5,463	132,532
WesBanco, Inc.	1,895	45,385
West Bancorporation, Inc.	1,232	13,675
West Coast Bancorp	1,473	35,764
Westamerica Bancorp.	2,110	95,646
Western Alliance Bancorp (a)	5,505	76,189
Wilshire Bancorp, Inc. (a)	4,831	32,754
Wintrust Financial Corp.	2,749	101,823

		6,647,689

The accompanying notes are an integral part of the portfolios of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Diversified Financial — 2.3%
Artio Global Investors, Inc.	2,087	$5,677
Asset Acceptance Capital Corp. (a)	1,073	7,232
Asta Funding, Inc.	750	7,200
BGC Partners, Inc. Class A	7,662	31,874
Calamos Asset Management, Inc. Class A	1,507	17,737
California First National Bancorp	150	2,594
CIFC Corp. (a)	433	3,564
Cohen & Steers, Inc. (b)	1,373	49,524
Cowen Group, Inc. (a)	6,720	18,950
Credit Acceptance Corp. (a)	556	67,910
DFC Global Corp. (a)	3,318	55,212
Diamond Hill Investment Group, Inc.	206	16,029
Doral Financial Corp. (a)	8,645	6,092
Duff & Phelps Corp. Class A	2,393	37,115
Ellie Mae, Inc. (a)	1,928	46,368
Encore Capital Group, Inc. (a) (b)	1,616	48,642
Evercore Partners, Inc. Class A	2,158	89,773
FBR & Co. (a)	690	13,062
Federal Agricultural Mortgage Corp. Class C	733	22,569
Financial Engines, Inc.	3,504	126,915
First Financial Northwest (a)	1,076	8,404
The First Marblehead Corp. (a)	3,943	3,982
FXCM, Inc. (b)	1,808	24,733
Gain Capital Holdings, Inc.	1,005	4,482
GAMCO Investors, Inc. Class A	486	25,811
GFI Group, Inc.	5,262	17,575
Greenhill & Co., Inc.	2,198	117,329
Higher One Holdings, Inc. (a) (b)	2,359	20,972
Horizon Technology Finance Corp.	558	8,152
INTL. FCStone, Inc. (a)	1,036	18,037
Investment Technology Group, Inc. (a)	2,991	33,021
JMP Group, Inc.	1,078	7,449
Knight Capital Group, Inc. Class A (a)	14,036	52,214
Ladenburg Thalmann Financial Services, Inc. (a)	8,483	14,082
Manning & Napier, Inc.	1,061	17,549
MarketAxess Holdings, Inc.	2,763	103,060
Marlin Business Services Corp.	645	14,958
MicroFinancial, Inc.	573	4,830
National Financial Partners Corp. (a)	3,066	68,770
Nationstar Mortgage Holdings, Inc. (a) (b)	1,464	54,022
Nelnet, Inc. Class A	1,808	61,110
Netspend Holdings, Inc. (a)	2,086	33,147
NewStar Financial, Inc. (a)	1,928	25,507
Nicholas Financial, Inc.	672	9,878
Ocwen Financial Corp. (a)	8,135	308,479
Oppenheimer Holdings, Inc. Class A	819	15,946
Piper Jaffray Cos., Inc. (a)	1,158	39,719
Portfolio Recovery Associates, Inc. (a)	1,293	164,108

	Number of Shares	Value
Pzena Investment Management, Inc. Class A	663	$4,310
Regional Management Corp. (a)	327	6,605
SeaCube Container Leasing Ltd.	840	19,286
Stifel Financial Corp. (a)	4,625	160,349
SWS Group, Inc. (a)	2,276	13,770
Virtus Investment Partners, Inc. (a)	457	85,130
WageWorks, Inc. (a)	552	13,817
Westwood Holdings Group, Inc.	494	21,948
WhiteHorse Finance, Inc.	504	7,978
WisdomTree Investments, Inc. (a)	4,477	46,561
World Acceptance Corp. (a) (b)	736	63,200
ZAIS Financial Corp. (a)	427	8,809

		2,403,128

Insurance — 2.5%
Alterra Capital Holdings Ltd.	6,489	204,403
American Equity Investment Life Holding Co.	4,795	71,398
American Safety Insurance Holdings Ltd. (a)	710	17,722
AMERISAFE, Inc.	1,375	48,867
AmTrust Financial Services, Inc. (b)	2,030	70,339
Argo Group International Holdings Ltd.	1,955	80,898
Baldwin & Lyons, Inc.	701	16,677
Citizens, Inc. (a)	3,026	25,388
CNO Financial Group, Inc.	15,206	174,109
Crawford & Co. Class B	2,052	15,575
Donegal Group, Inc. Class A	526	8,032
Eastern Insurance Holdings, Inc.	449	8,423
eHealth, Inc. (a)	1,521	27,195
EMC Insurance Group, Inc.	380	10,005
Employers Holdings, Inc.	2,419	56,726
Enstar Group Ltd. (a)	640	79,546
FBL Financial Group, Inc. Class A	736	28,601
First American Financial Corp.	8,029	205,302
Fortegra Financial Corp. (a)	444	3,889
Global Indemnity PLC (a)	768	17,818
Greenlight Capital Re Ltd. Class A (a)	2,148	52,519
Hallmark Financial Services, Inc. (a)	1,183	10,647
Health Insurance Innovations, Inc. (a)	335	5,055
Homeowners Choice, Inc. (b)	679	18,503
Horace Mann Educators Corp.	3,003	62,613
Independence Holding Co.	551	5,609
Infinity Property & Casualty Corp.	902	50,692
Investors Title Co.	83	5,733
Kansas City Life Insurance Co.	330	12,913
Maiden Holdings Ltd.	3,815	40,401
Meadowbrook Insurance Group, Inc.	3,744	26,395
MGIC Investment Corp. (a)	23,847	118,043
Montpelier Re Holdings Ltd.	3,587	93,441
National Interstate Corp.	485	14,540

The accompanying notes are an integral part of the portfolios of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
National Western Life Insurance Co. Class A	163	$28,688
The Navigators Group, Inc. (a)	746	43,827
OneBeacon Insurance Group Ltd. Class A	1,671	22,592
The Phoenix Cos., Inc. (a)	473	14,554
Platinum Underwriters Holdings Ltd.	2,473	138,018
Primerica, Inc.	3,337	109,387
Radian Group, Inc. (b)	13,080	140,087
RLI Corp.	1,606	115,391
Safety Insurance Group, Inc.	945	46,447
Selective Insurance Group, Inc.	4,151	99,665
State Auto Financial Corp. Class A	1,131	19,702
Stewart Information Services Corp.	1,393	35,480
Symetra Financial Corp.	5,851	78,462
Tower Group International Ltd.	3,022	55,756
United Fire Group, Inc.	1,535	39,096
Universal Insurance Holdings, Inc.	1,269	6,155

		2,681,324

Investment Companies — 1.1%
Apollo Investment Corp.	15,350	128,326
Arlington Asset Investment Corp.	1,085	28,004
BlackRock Kelso Capital Corp.	5,554	55,540
Capital Southwest Corp.	219	25,185
Fifth Street Finance Corp.	7,942	87,521
Gladstone Capital Corp.	1,638	15,070
Gladstone Investment Corp.	1,897	13,867
Golub Capital BDC, Inc.	1,405	23,196
Hercules Technology Growth Capital, Inc.	4,613	56,509
Home Loan Servicing Solutions Ltd.	4,008	93,507
KCAP Financial, Inc. (b)	1,907	20,538
Main Street Capital Corp.	2,312	74,192
MCG Capital Corp.	5,560	26,577
Medallion Financial Corp.	1,366	18,058
MVC Capital, Inc.	1,770	22,709
New Mountain Finance Corp.	1,883	27,529
NGP Capital Resources Co.	1,726	12,272
OFS Capital Corp.	468	6,552
PennantPark Investment Corp.	4,947	55,852
Prospect Capital Corp.	15,137	165,145
Solar Capital Ltd.	3,382	79,443
Solar Senior Capital Ltd.	877	16,838
Stellus Capital Investment Corp. (b)	562	8,329
TCP Capital Corp.	386	6,161
THL Credit, Inc.	1,163	17,422
TICC Capital Corp.	3,936	39,124
Triangle Capital Corp.	2,059	57,631

		1,181,097

Real Estate — 0.2%
AV Homes, Inc. (a)	797	10,624
Consolidated-Tomoka Land Co.	348	13,659

	Number of Shares	Value
Forestar Real Esate Group, Inc. (a)	2,612	$57,098
HFF, Inc.	2,467	49,167
Hilltop Holdings Inc. (a)	2,957	39,890
Kennedy-Wilson Holdings, Inc.	3,728	57,821
Terreno Realty Corp. (b)	1,508	27,114
Thomas Properties Group, Inc.	2,541	13,036

		268,409

Real Estate Investment Trusts (REITS) — 8.4%
Acadia Realty Trust	4,046	112,357
AG Mortgage Investment Trust, Inc.	2,036	51,857
Agree Realty Corp.	1,007	30,311
Alexander’s, Inc.	161	53,080
American Assets Trust, Inc.	2,512	80,409
American Capital Mortgage Investment Corp.	4,453	115,110
AmREIT, Inc. Class B (b)	317	6,169
Anworth Mortgage Asset Corp.	10,448	66,136
Apollo Commercial Real Estate Finance, Inc.	2,369	41,671
Apollo Residential Mortgage, Inc.	2,347	52,315
Ares Commercial Real Estate Corp.	519	8,781
ARMOUR Residential REIT, Inc.	28,304	184,825
Ashford Hospitality Trust	4,052	50,083
Associated Estates Realty Corp.	3,750	69,900
Campus Crest Communities, Inc.	4,874	67,749
CapLease, Inc.	5,762	36,704
Capstead Mortgage Corp.	7,482	95,919
Cedar Realty Trust, Inc.	4,407	26,927
Chatham Lodging Trust	1,319	23,228
Chesapeake Lodging Trust	3,674	84,282
Colonial Properties Trust	6,655	150,470
Colony Financial, Inc.	4,880	108,336
Coresite Realty Corp.	1,532	53,589
Cousins Properties, Inc.	6,934	74,124
CreXus Investment Corp.	5,065	65,946
CubeSmart	10,110	159,738
CYS Investments, Inc.	13,244	155,485
DCT Industrial Trust Inc.	20,565	152,181
DiamondRock Hospitality Co.	14,228	132,463
DuPont Fabros Technology, Inc. (b)	4,641	112,637
Dynex Capital, Inc.	4,062	43,382
Eastgroup Properties	2,271	132,172
Education Realty Trust, Inc.	8,569	90,232
EPR Properties	3,547	184,621
Equity One, Inc. (b)	4,159	99,691
Excel Trust, Inc.	3,470	47,366
FelCor Lodging Trust, Inc. (a)	9,275	55,186
First Industrial Realty Trust, Inc.	8,134	139,335
First Potomac Realty Trust	3,902	57,867
Franklin Street Properties Corp.	5,500	80,410
Getty Realty Corp.	1,948	39,369
Gladstone Commercial Corp. (b)	842	16,394

The accompanying notes are an integral part of the portfolios of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Glimcher Realty Trust	10,562	$122,519
Government Properties Income Trust	3,250	83,622
Gramercy Capital Corp. (a)	3,617	18,845
Gyrodyne Co. of America, Inc.	80	5,881
Healthcare Realty Trust, Inc.	6,602	187,431
Hersha Hospitality Trust	13,029	76,089
Highwoods Properties, Inc. (b)	5,931	234,690
Hudson Pacific Properties, Inc.	3,250	70,687
Inland Real Estate Corp.	5,843	58,956
Invesco Mortgage Capital, Inc.	10,098	215,996
Investors Real Estate Trust	6,926	68,360
iStar Financial, Inc. (a) (b)	6,379	69,467
JAVELIN Mortgage Investment Corp.	513	10,080
Kite Realty Group Trust	4,983	33,585
LaSalle Hotel Properties	7,228	183,447
Lexington Realty Trust	11,560	136,408
LTC Properties, Inc.	2,308	94,005
Medical Properties Trust, Inc.	11,331	181,749
Monmouth Real Estate Investment Corp. Class A	3,098	34,543
National Health Investors, Inc.	1,857	121,541
New York Mortgage Trust, Inc. (b)	3,621	27,302
NorthStar Realty Finance Corp.	14,638	138,768
OMEGA Healthcare Investors, Inc.	8,470	257,149
One Liberty Properties, Inc.	866	18,810
Parkway Properties, Inc.	2,001	37,119
Pebblebrook Hotel Trust	4,603	118,711
Pennsylvania Real Estate Investment Trust	4,251	82,427
PennyMac Mortgage Investment Trust	4,452	115,262
PS Business Parks, Inc.	1,398	110,330
RAIT Financial Trust (b)	4,570	36,423
Ramco-Gershenson Properties Trust	4,510	75,768
Redwood Trust, Inc.	5,980	138,616
Resource Capital Corp.	8,175	54,037
Retail Opportunity Investments Corp.	4,384	61,420
RLJ Lodging Trust	9,288	211,395
Rouse Properties, Inc. (b)	1,620	29,322
Ryman Hospitality Properties, Inc. (b)	2,475	113,231
Sabra Health Care REIT, Inc.	2,803	81,315
Saul Centers, Inc.	566	24,757
Select, Inc. REIT	909	24,043
Silver Bay Realty Trust Corp.	2,269	46,972
Sovran Self Storage, Inc.	2,309	148,907
Spirit Realty Capital, Inc. (b)	2,540	48,260
STAG Industrial, Inc.	2,750	58,493
Starwood Property Trust, Inc.	10,233	284,068
Strategic Hotels & Resorts, Inc. (a)	13,704	114,428
Summit Hotel Properties, Inc.	4,284	44,853
Sun Communities, Inc.	2,714	133,882
Sunstone Hotel Investors, Inc. (a)	12,256	150,871
Two Harbors Investment Corp.	27,108	341,832
UMH Properties, Inc.	1,082	11,112

	Number of Shares	Value
Universal Health Realty Income Trust	888	$51,246
Urstadt Biddle Properties, Inc. Class A	1,906	41,475
Walter Investment Management Corp. (a)	2,704	100,724
Washington Real Estate Investment Trust	5,018	139,701
Western Asset Mortgage Capital Corp.	1,444	33,559
Whitestone REIT (b)	992	15,019
Winthrop Realty Trust	2,150	27,047
Zillow, Inc. Class A (a) (b)	267	14,597

		8,979,959

Savings & Loans — 1.0%
Astoria Financial Corp.	6,594	65,017
BankFinancial Corp.	1,681	13,599
Beneficial Mutual Bancorp, Inc. (a)	2,423	24,957
Berkshire Hills Bancorp, Inc.	1,910	48,781
BofI Holding, Inc. (a)	848	30,426
Brookline Bancorp, Inc.	5,412	49,466
BSB Bancorp, Inc. (a)	558	7,706
Cape Bancorp, Inc.	759	6,952
Charter Financial Corp.	446	5,704
Clifton Savings Bancorp, Inc.	577	7,189
Dime Community Bancshares, Inc.	2,407	34,565
ESB Financial Corp.	697	9,542
ESSA Bancorp, Inc.	795	8,618
EverBank Financial Corp.	1,632	25,133
First Defiance Financial Corp.	757	17,653
First Federal Bancshares of Arkansas, Inc. (a)	274	2,740
First Financial Holdings, Inc.	1,261	26,431
First Pactrust Bancorp, Inc.	719	8,197
Flushing Financial Corp.	2,378	40,283
Fox Chase Bancorp, Inc.	976	16,485
Heritage Financial Group, Inc.	587	8,500
Hingham Institution for Savings	86	5,994
Home Bancorp Inc. (a)	459	8,542
Home Federal Bancorp, Inc.	1,061	13,581
HomeStreet, Inc. (a)	660	14,744
HomeTrust Bancshares, Inc. (a)	1,569	24,790
Investors Bancorp, Inc.	3,376	63,401
Kearny Financial Corp.	1,225	12,495
Meridian Interstate Bancorp, Inc. (a)	672	12,600
NASB Financial, Inc. (a)	282	5,936
Northfield Bancorp, Inc. /NJ	1,557	17,688
OceanFirst Financial Corp.	1,119	16,136
Oritani Financial Corp.	3,462	53,626
Peoples Federal Bancshares, Inc.	410	7,831
Provident Financial Holdings, Inc.	762	12,962
Provident Financial Services, Inc.	4,587	70,043
Provident New York Bancorp	3,024	27,428
Rockville Financial, Inc.	2,226	28,849
Roma Financial Corp.	625	10,038

The accompanying notes are an integral part of the portfolios of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
SI Financial Group, Inc.	713	$8,620
Simplicity Bancorp, Inc.	615	9,243
Territorial Bancorp, Inc.	914	21,735
United Financial Bancorp, Inc.	1,552	23,590
ViewPoint Financial Group	2,554	51,361
Waterstone Financial, Inc. (a)	612	5,061
Westfield Financial, Inc.	1,788	13,911
WSFS Financial Corp.	601	29,233

		1,027,382

Venture Capital — 0.1%
Fidus Investment Corp.	1,039	19,897
GSV Capital Corp. (a)	1,544	12,754
Harris & Harris Group, Inc. (a)	2,099	7,556
Medley Capital Corp.	2,138	33,887

		74,094

		23,263,082

Industrial — 13.8%
Aerospace & Defense — 1.2%
AAR Corp.	3,076	56,568
Aerovironment, Inc. (a)	1,350	24,475
API Technologies Corp. (a)	2,187	5,424
Astronics Corp. (a)	918	27,375
CPI Aerostructures, Inc. (a)	576	4,936
Cubic Corp.	1,207	51,563
Curtiss-Wright Corp.	3,558	123,463
Esterline Technologies Corp. (a)	2,321	175,700
GenCorp, Inc. (a) (b)	4,454	59,238
HEICO Corp.	3,990	173,206
Kaman Corp.	1,996	70,798
Kratos Defense & Security Solutions, Inc. (a)	3,114	15,663
LMI Aerospace, Inc. (a)	707	14,698
M/A-COM Technology Solutions Holdings, Inc. (a)	412	6,621
Moog, Inc. Class A (a)	3,429	157,151
Orbital Sciences Corp. (a)	4,464	74,504
SIFCO Industries, Inc.	170	3,130
Teledyne Technologies, Inc. (a)	2,781	218,142

		1,262,655

Building Materials — 1.3%
AAON, Inc.	1,435	39,592
American DG Energy, Inc. (a) (b)	1,656	3,478
Apogee Enterprises, Inc.	2,159	62,503
Boise Cascade Co. (a)	1,024	34,755
Builders FirstSource, Inc. (a)	3,394	19,889
Comfort Systems USA, Inc.	2,871	40,452
Drew Industries, Inc.	1,469	53,339
Eagle Materials, Inc.	3,696	246,264
Gibraltar Industries, Inc. (a)	2,331	42,541
Louisiana-Pacific Corp. (a)	10,398	224,597
LSI Industries, Inc.	1,619	11,301

	Number of Shares	Value
NCI Building Systems, Inc. (a)	1,355	$23,536
Nortek, Inc. (a)	588	41,960
Patrick Industries, Inc. (a)	267	4,208
PGT, Inc. (a)	1,315	9,034
Quanex Building Products Corp.	2,782	44,790
Simpson Manufacturing Co., Inc.	3,030	92,748
Texas Industries, Inc. (a) (b)	1,705	107,602
Trex Co., Inc. (a)	1,126	55,377
Universal Forest Products, Inc.	1,493	59,436
USG Corp. (a) (b)	5,604	148,170

		1,365,572

Commercial Services — 0.1%
Exponent, Inc.	1,016	54,803

Computers — 0.0%
Furmanite Corp. (a)	2,876	19,240

Electrical Components & Equipment — 0.9%
Advanced Energy Industries, Inc. (a)	2,996	54,827
American Superconductor Corp. (a) (b)	2,645	7,036
Belden, Inc.	3,444	177,883
Capstone Turbine Corp. (a) (b)	20,121	18,109
Coleman Cable, Inc.	590	8,850
Encore Wire Corp.	1,277	44,720
EnerSys (a)	3,629	165,410
Generac Holdings, Inc.	1,872	66,156
Graham Corp.	759	18,778
Greatbatch, Inc. (a)	1,829	54,632
Insteel Industries, Inc.	1,351	22,048
Littelfuse, Inc.	1,638	111,138
Powell Industries, Inc. (a)	690	36,273
Power-One, Inc. (a) (b)	4,973	20,638
SunPower Corp. (a) (b)	2,948	34,020
Universal Display Corp. (a) (b)	3,007	88,376
Vicor Corp. (a)	1,340	6,660

		935,554

Electronics — 2.1%
American Science & Engineering, Inc.	630	38,424
Analogic Corp.	927	73,251
Badger Meter, Inc.	1,104	59,086
Bel Fuse, Inc. Class B	824	12,863
Benchmark Electronics, Inc. (a)	4,356	78,495
Brady Corp. Class A	3,715	124,564
Checkpoint Systems, Inc. (a)	3,139	40,995
Coherent, Inc.	1,792	101,678
CTS Corp.	2,493	26,027
Cymer, Inc. (a)	2,341	224,970
Daktronics, Inc.	2,649	27,814
Electro Scientific Industries, Inc.	1,748	19,315
Fabrinet (a)	1,645	24,033
Faro Technologies, Inc. (a)	1,303	56,537
FEI Co.	2,869	185,194

The accompanying notes are an integral part of the portfolios of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Fluidigm Corp. (a)	1,822	$33,725
II-VI, Inc. (a)	3,983	67,870
InvenSense, Inc. (a) (b)	2,807	29,979
Kemet Corp. (a)	3,428	21,425
Measurement Specialties, Inc. (a)	1,148	45,656
Mesa Laboratories, Inc.	211	11,181
Methode Electronics, Inc.	2,862	36,863
Multi-Fineline Electronix, Inc. (a)	724	11,171
Newport Corp. (a)	2,893	48,950
NVE Corp. (a)	362	20,424
OSI Systems, Inc. (a)	1,502	93,560
Park Electrochemical Corp.	1,558	39,480
Plexus Corp. (a)	2,648	64,373
Rofin-Sinar Technologies, Inc. (a)	2,184	59,165
Rogers Corp. (a)	1,230	58,573
Sanmina Corp. (a)	6,167	70,057
Stoneridge, Inc. (a)	2,198	16,771
Sypris Solutions, Inc.	714	2,984
Taser International, Inc. (a)	3,809	30,282
TTM Technologies, Inc. (a)	4,056	30,826
Viasystems Group, Inc. (a)	261	3,403
Vishay Precision Group, Inc. (a)	982	14,426
Watts Water Technologies, Inc. Class A	2,117	101,595
Woodward, Inc.	5,231	207,985
Zagg, Inc. (a) (b)	1,984	14,443
Zygo Corp. (a)	1,229	18,201

		2,246,614

Engineering & Construction — 0.6%
Aegion Corp. (a)	2,958	68,478
Argan, Inc.	769	11,466
Dycom Industries, Inc. (a)	2,593	51,056
EMCOR Group, Inc.	5,041	213,688
Granite Construction, Inc.	2,920	92,973
Layne Christensen Co. (a)	1,522	32,540
Michael Baker Corp.	661	16,194
Mistras Group, Inc. (a)	1,156	27,987
MYR Group, Inc. (a)	1,563	38,387
Orion Marine Group, Inc. (a)	2,090	20,775
Sterling Construction Co., Inc. (a)	1,298	14,135
Tutor Perini Corp. (a)	2,700	52,110
VSE Corp.	278	6,947

		646,736

Environmental Controls — 0.6%
ADA-ES, Inc. (a)	681	18,094
Calgon Carbon Corp. (a)	4,081	73,866
Casella Waste Systems, Inc. Class A (a)	2,645	11,559
Ceco Environmental Corp.	483	6,245
Darling International, Inc. (a)	8,894	159,736
Energy Recovery, Inc. (a)	3,430	12,691
EnergySolutions, Inc. (a)	5,862	21,983

	Number of Shares	Value
GSE Holding, Inc. (a)	543	$4,485
Heritage-Crystal Clean, Inc. (a) (b)	519	7,837
Met-Pro Corp.	991	10,237
Metalico, Inc. (a)	2,713	4,395
Mine Safety Appliances Co.	2,088	103,607
Rentech, Inc.	17,517	41,165
Tetra Technologies, Inc. (a)	4,801	146,382
TRC Cos., Inc. (a)	1,029	6,637
US Ecology, Inc.	1,404	37,276

		666,195

Hand & Machine Tools — 0.1%
Franklin Electric Co., Inc.	3,554	119,308
Hardinge, Inc.	938	12,785

		132,093

Housewares — 0.0%
National Presto Industries, Inc. (b)	353	28,417

Machinery – Construction & Mining — 0.1%
Astec Industries, Inc.	1,541	53,827
Hyster-Yale Materials Handling, Inc.	847	48,355

		102,182

Machinery – Diversified — 1.4%
Alamo Group, Inc.	527	20,158
Albany International Corp. Class A	2,106	60,863
Altra Holdings, Inc.	2,034	55,365
Applied Industrial Technologies, Inc.	3,187	143,415
Briggs & Stratton Corp.	3,676	91,165
Cascade Corp.	682	44,316
Chart Industries, Inc. (a)	2,262	180,983
Cognex Corp.	3,242	136,650
Columbus McKinnon Corp. (a)	1,429	27,508
DXP Enterprises, Inc. (a)	665	49,675
The ExOne Co. (a)	461	15,444
Flow International Corp. (a)	3,754	14,678
Global Power Equipment Group, Inc.	1,272	22,413
Gorman-Rupp Co.	1,166	35,038
Hurco Cos., Inc. (a)	507	13,806
Intermec, Inc. (a)	4,566	44,884
Intevac, Inc. (a)	1,583	7,472
iRobot Corp. (a) (b)	2,075	53,244
Kadant, Inc. (a)	862	21,550
Lindsay Corp.	960	84,653
The Middleby Corp. (a)	1,416	215,444
NACCO Industries, Inc. Class A	405	21,611
Proto Labs, Inc. (a)	389	19,100
Sauer-Danfoss, Inc.	884	51,652
Tennant Co.	1,423	69,101
Twin Disc, Inc. (b)	657	16,478

		1,516,666

Manufacturing — 2.3%
A.O. Smith Corp.	2,943	216,516
Actuant Corp. Class A	5,507	168,624

The accompanying notes are an integral part of the portfolios of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Acuity Brands, Inc.	3,204	$222,197
American Railcar Industries, Inc.	736	34,401
AZZ, Inc.	1,910	92,062
Barnes Group, Inc.	4,103	118,700
Blount International, Inc. (a)	3,694	49,426
The Brink’s Co.	3,576	101,058
Chase Corp.	533	10,298
CLARCOR, Inc.	3,800	199,044
EnPro Industries, Inc. (a)	1,551	79,365
ESCO Technologies, Inc.	2,020	82,537
Federal Signal Corp. (a)	4,813	39,178
FreightCar America, Inc.	887	19,354
GP Strategies Corp. (a)	1,091	26,031
Griffon Corp.	3,468	41,339
Handy & Harman Ltd. (a)	362	5,571
Hexcel Corp. (a)	7,535	218,590
John Bean Technologies Corp.	2,180	45,235
Koppers Holdings, Inc.	1,566	68,873
LSB Industries, Inc. (a)	1,426	49,596
Lydall, Inc. (a)	1,281	19,663
Matthews International Corp. Class A	2,124	74,106
Myers Industries, Inc.	2,538	35,430
NL Industries, Inc.	442	5,494
Park-Ohio Holdings Corp. (a)	678	22,462
PMFG, Inc. (a)	1,704	10,514
Raven Industries, Inc.	2,746	92,293
Smith & Wesson Holding Corp. (a) (b)	4,991	44,919
Standex International Corp.	967	53,398
STR Holdings, Inc. (a)	2,045	4,438
Sturm, Ruger & Co., Inc.	1,448	73,457
Tredegar Corp.	1,828	53,816
Trimas Corp. (a)	2,433	79,000

		2,456,985

Metal Fabricate & Hardware — 0.7%
A.M. Castle & Co. (a) (b)	1,254	21,945
Ampco-Pittsburgh Corp.	677	12,802
Circor International, Inc.	1,325	56,312
Dynamic Materials Corp.	1,040	18,096
The Eastern Co.	419	7,349
Haynes International, Inc.	947	52,369
Kaydon Corp.	2,415	61,776
L.B. Foster Co. Class A	666	29,497
Mueller Industries, Inc.	1,497	79,775
Mueller Water Products, Inc. Class A	11,829	70,146
NN, Inc. (a)	1,373	12,989
Northwest Pipe Co. (a)	719	20,118
Omega Flex, Inc.	198	3,404
RBC Bearings, Inc. (a)	1,678	84,840
Rexnord Corp. (a)	2,140	45,432
Sun Hydraulics Corp.	1,547	50,293
Worthington Industries, Inc.	3,932	121,813

		748,956

	Number of Shares	Value
Packaging & Containers — 0.2%
AEP Industries, Inc. (a)	314	$22,548
Berry Plastics Group, Inc. (a)	2,258	43,015
Graphic Packaging Holding Co. (a)	11,107	83,192
UFP Technologies, Inc. (a)	371	7,305

		156,060

Retail — 0.1%
Movado Group, Inc.	1,309	43,878

Transportation — 1.8%
Air Transport Services Group, Inc. (a)	4,041	23,559
Arkansas Best Corp.	1,908	22,285
Atlas Air Worldwide Holdings, Inc. (a)	1,999	81,479
Bristow Group, Inc.	2,709	178,631
CAI International, Inc. (a)	1,099	31,673
Celadon Group, Inc.	1,566	32,667
Echo Global Logistics, Inc. (a)	1,097	24,266
Forward Air Corp.	2,206	82,262
Frontline Ltd. (a) (b)	4,057	9,493
GasLog Ltd.	1,753	22,543
Genco Shipping & Trading Ltd. (a) (b)	2,116	6,094
Genesee & Wyoming, Inc. Class A (a)	3,353	312,198
GulfMark Offshore, Inc. Class A	2,032	79,167
Heartland Express, Inc.	3,682	49,118
Hub Group, Inc. Class A (a)	2,811	108,111
International Shipholding Corp.	367	6,679
Knight Transportation, Inc.	4,382	70,550
Knightsbridge Tankers Ltd. (b)	1,950	15,990
Marten Transport Ltd.	1,161	23,371
Nordic American Tanker Shipping Ltd. (b)	4,012	46,339
Old Dominion Freight Line, Inc. (a)	5,390	205,898
Pacer International, Inc. (a)	2,834	14,255
Patriot Transportation Holding, Inc. (a)	506	14,077
PHI, Inc. (a)	1,009	34,518
Quality Distribution, Inc. (a)	1,695	14,255
Rand Logistics, Inc. (a) (b)	1,190	7,289
Roadrunner Transportation Systems, Inc. (a)	1,086	24,978
Saia, Inc. (a)	1,238	44,778
Scorpio Tankers, Inc. (a)	8,253	73,617
Ship Finance International Ltd. (b)	3,689	65,074
Swift Transportation Co. (a)	5,977	84,754
Teekay Tankers Ltd. Class A (b)	4,854	13,834
Universal Truckload Services, Inc. (a)	369	8,609
Werner Enterprises, Inc.	3,348	80,821
XPO Logistics, Inc. (a) (b)	1,306	21,993

		1,935,225

Trucking & Leasing — 0.3%
Aircastle Ltd.	4,189	57,305
AMERCO	656	113,842
TAL International Group, Inc.	2,205	99,909

The accompanying notes are an integral part of the portfolios of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Textainer Group Holdings Ltd. (b)	1,072	$42,398
The Greenbrier Cos., Inc. (a)	1,751	39,765
Willis Lease Finance Corp. (a)	365	5,519

		358,738

		14,676,569

Technology — 8.8%
Computers — 1.8%
3D Systems Corp. (a) (b)	5,888	189,829
Acorn Energy, Inc. (b)	1,514	11,128
Agilysys, Inc. (a)	984	9,781
CACI International, Inc. Class A (a)	1,714	99,189
Carbonite, Inc. (a)	761	8,333
Ciber, Inc. (a)	5,559	26,127
Computer Task Group, Inc.	1,134	24,256
Cray, Inc. (a)	2,983	69,236
Datalink Corp. (a)	1,221	14,750
Digimarc Corp.	566	12,435
Echelon Corp. (a)	2,571	6,273
Electronics for Imaging, Inc. (a)	3,512	89,064
FleetMatics Group PLC (a)	715	17,339
iGATE Corp. (a)	2,437	45,840
Imation Corp. (a) (b)	2,086	7,969
Immersion Corp. (a)	2,208	25,922
j2 Global, Inc.	3,504	137,392
Key Tronic Corp. (a)	706	8,091
The KEYW Holding Corp. (a) (b)	1,893	30,534
LivePerson, Inc. (a)	4,169	56,615
LogMeIn, Inc. (a)	1,687	32,424
Manhattan Associates, Inc. (a)	1,535	114,035
Mattersight Corp. (a) (b)	686	2,943
Maxwell Technologies, Inc. (a)	2,197	11,842
Mentor Graphics Corp.	7,038	127,036
Mercury Computer Systems, Inc. (a)	2,310	17,025
MTS Systems Corp.	1,216	70,710
Netscout Systems, Inc. (a)	2,780	68,305
OCZ Technology Group, Inc. (a) (b)	4,529	8,152
Quantum Corp. (a)	17,293	22,135
RadiSys Corp. (a)	1,551	7,631
RealD, Inc. (a) (b)	3,084	40,092
Silicon Graphics International Corp. (a)	2,472	33,990
Spansion, Inc. (a)	3,576	46,023
STEC, Inc. (a)	2,779	12,283
Super Micro Computer, Inc. (a)	2,165	24,443
Sykes Enterprises, Inc. (a)	2,890	46,124
Synaptics, Inc. (a)	2,548	103,678
Syntel, Inc.	1,170	78,998
Unisys Corp. (a)	3,316	75,439
Virtusa Corp. (a)	1,384	32,884

		1,866,295

	Number of Shares	Value
Office Equipment/Supplies — 0.0%
Arc Document Solutions, Inc. (a)	2,474	$7,372
Compx International, Inc.	131	1,660

		9,032

Retail — 0.1%
Insight Enterprises, Inc. (a)	3,361	69,304

Semiconductors — 2.8%
Aeroflex Holding Corp. (a)	1,554	12,215
Alpha & Omega Semiconductor Ltd. (a)	1,414	12,556
Ambarella, Inc. (a)	419	6,562
Amkor Technology, Inc. (a) (b)	5,391	21,564
ANADIGICS, Inc. (a)	5,798	11,596
Applied Micro Circuits Corp. (a)	5,030	37,323
ATMI, Inc. (a)	2,450	54,954
Axcelis Technologies, Inc. (a)	7,465	9,331
AXT, Inc. (a)	2,191	6,442
Brooks Automation, Inc.	5,013	51,032
Cabot Microelectronics Corp. (a)	1,784	61,994
Cavium, Inc. (a)	3,761	145,964
Ceva, Inc. (a)	1,704	26,582
Cirrus Logic, Inc. (a)	4,879	110,997
Cohu, Inc.	1,830	17,129
Diodes, Inc. (a)	2,684	56,310
DSP Group, Inc. (a)	1,766	14,252
Emulex Corp. (a)	6,732	43,960
Entegris, Inc. (a)	10,384	102,386
Entropic Communications, Inc. (a)	6,807	27,705
Exar Corp. (a)	2,748	28,854
Formfactor, Inc. (a)	3,750	17,625
GSI Group, Inc. (a)	2,184	18,630
GSI Technology, Inc. (a)	1,719	11,328
GT Advanced Technologies, Inc. (a) (b)	9,355	30,778
Hittite Microwave Corp. (a)	2,384	144,375
Inphi Corp. (a)	1,792	18,726
Integrated Device Technology, Inc. (a)	10,752	80,318
Integrated Silicon Solution, Inc. (a)	2,079	19,064
Intermolecular, Inc. (a)	1,145	11,679
International Rectifier Corp. (a)	5,228	110,572
Intersil Corp. Class A	9,641	83,973
IXYS Corp.	1,867	17,905
Kopin Corp. (a)	5,085	18,815
Lattice Semiconductor Corp. (a)	8,928	48,658
LTX-Credence Corp. (a)	3,635	21,955
Mattson Technology, Inc. (a)	4,323	5,966
MaxLinear, Inc. (a)	1,835	11,377
MEMC Electronic Materials, Inc. (a)	17,466	76,850
Micrel, Inc.	3,701	38,898
Microsemi Corp. (a)	6,719	155,679
Mindspeed Technologies, Inc. (a) (b)	2,935	9,774
MKS Instruments, Inc.	3,975	108,120
Monolithic Power Systems, Inc.	2,330	56,782
MoSys, Inc. (a)	2,287	10,772

The accompanying notes are an integral part of the portfolios of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Nanometrics, Inc. (a)	1,719	$24,805
OmniVision Technologies, Inc. (a)	3,973	54,748
Peregrine Semiconductor Corp. (a) (b)	423	4,133
Pericom Semiconductor Corp. (a)	1,903	12,959
Photronics, Inc. (a)	4,449	29,719
PLX Technology, Inc. (a)	3,490	15,914
Power Integrations, Inc.	2,147	93,201
QLogic Corp. (a)	6,879	79,796
QuickLogic Corp. (a) (b)	3,583	8,814
Rambus, Inc. (a)	8,257	46,322
Richardson Electronics Ltd.	929	11,018
Rubicon Technology, Inc. (a) (b)	1,149	7,583
Rudolph Technologies, Inc. (a)	2,518	29,662
Semtech Corp. (a)	4,952	175,251
Sigma Designs, Inc. (a)	2,602	12,672
Silicon Image, Inc. (a)	5,840	28,382
Supertex, Inc.	790	17,546
Tessera Technologies, Inc.	3,928	73,650
TriQuint Semiconductor, Inc. (a)	12,752	64,398
Ultra Clean Holdings, Inc. (a)	2,004	13,026
Ultratech, Inc. (a)	1,980	78,269
Veeco Instruments, Inc. (a) (b)	2,940	112,690
Volterra Semiconductor Corp. (a)	1,968	27,946

		3,010,831

Software — 4.1%
Accelrys, Inc. (a)	4,163	40,631
ACI Worldwide, Inc. (a)	3,009	147,020
Actuate Corp. (a)	3,670	22,020
Acxiom Corp. (a)	5,815	118,626
Advent Software, Inc. (a)	2,389	66,820
American Software, Inc./Georgia	1,820	15,142
Aspen Technology, Inc. (a)	7,081	228,645
Athenahealth, Inc. (a) (b)	2,712	263,172
Audience, Inc. (a)	409	6,237
AVG Technologies NV (a) (b)	669	9,312
Avid Technology, Inc. (a)	2,281	14,302
Blackbaud, Inc.	3,418	101,275
Bottomline Technologies, Inc. (a)	2,843	81,054
BroadSoft, Inc. (a) (b)	2,096	55,481
Callidus Software, Inc. (a) (b)	2,765	12,636
CommVault Systems, Inc. (a)	3,380	277,092
Computer Programs & Systems, Inc.	823	44,533
Cornerstone OnDemand, Inc. (a)	2,551	86,989
CSG Systems International, Inc. (a)	2,603	55,158
Demandware, Inc. (a)	507	12,852
Digi International, Inc. (a)	1,943	17,351
E2open, Inc. (a) (b)	336	6,700
Ebix, Inc. (b)	2,146	34,808
Envestnet, Inc. (a)	1,541	26,983
EPAM Systems, Inc. (a)	329	7,643
EPIQ Systems, Inc.	2,460	34,514
Exa Corp. (a)	456	4,341

	Number of Shares	Value
Fair Isaac Corp.	2,592	$118,428
FalconStor Software, Inc. (a)	2,160	5,789
Geeknet, Inc. (a)	301	4,446
Glu Mobile, Inc. (a) (b)	4,511	13,443
Greenway Medical Technologies (a) (b)	656	10,430
Guidance Software, Inc. (a)	1,117	12,119
Guidewire Software, Inc. (a)	1,549	59,544
Imperva, Inc. (a)	720	27,720
inContact, Inc. (a)	2,941	23,793
Infoblox, Inc. (a)	623	13,519
InnerWorkings, Inc. (a) (b)	2,430	36,790
Innodata, Inc. (a)	1,497	5,165
Interactive Intelligence Group, Inc. (a)	1,112	49,317
Jive Software, Inc. (a) (b)	1,218	18,514
ManTech International Corp. Class A (b)	1,714	46,055
Market Leader, Inc. (a)	1,740	15,590
MedAssets, Inc. (a)	4,404	84,777
Medidata Solutions, Inc. (a)	1,770	102,625
MicroStrategy, Inc. Class A (a)	645	65,197
Monotype Imaging Holdings, Inc.	2,806	66,643
Omnicell, Inc. (a)	2,522	47,615
PDF Solutions, Inc. (a)	1,890	30,278
Pegasystems, Inc.	1,329	37,318
Pervasive Software, Inc. (a)	896	8,216
Progress Software Corp. (a)	4,379	99,754
Proofpoint, Inc. (a)	428	7,216
PROS Holdings, Inc. (a)	1,665	45,238
PTC, Inc. (a)	9,043	230,506
QAD, Inc.	420	5,393
QLIK Technologies, Inc. (a)	6,461	166,888
Quality Systems, Inc.	2,990	54,657
Qualys, Inc. (a)	616	7,601
RealPage, Inc. (a) (b)	2,715	56,228
Rosetta Stone, Inc. (a)	871	13,396
Sapiens International Corp. NV	927	5,043
Schawk, Inc.	947	10,408
SciQuest, Inc. (a)	1,335	32,093
Seachange International, Inc. (a)	2,118	25,183
SS&C Technologies Holdings, Inc (a)	2,563	76,839
Synchronoss Technologies, Inc. (a)	2,125	65,939
SYNNEX Corp. (a)	1,979	73,223
Take-Two Interactive Software, Inc. (a)	5,916	95,543
Tangoe, Inc./CT (a)	2,309	28,609
TiVo, Inc. (a)	9,433	116,875
Tyler Technologies, Inc. (a)	2,275	139,367
The Ultimate Software Group, Inc. (a)	2,014	209,778
Verint Systems, Inc. (a)	3,797	138,780

		4,399,225

		9,354,687

The accompanying notes are an integral part of the portfolios of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Utilities — 3.3%
Electric — 1.9%
Allete, Inc.	2,892	$141,766
Ameresco, Inc. (a)	1,562	11,559
Atlantic Power Corp. (b)	9,048	44,607
Avista Corp.	4,446	121,820
Black Hills Corp.	3,335	146,873
CH Energy Group, Inc.	1,137	74,349
Cleco Corp.	4,609	216,761
El Paso Electric Co.	3,042	102,363
The Empire District Electric Co.	3,220	72,128
EnerNOC, Inc. (a)	1,924	33,420
Genie Energy Ltd.	1,022	9,464
IDACORP, Inc.	3,797	183,281
MGE Energy, Inc.	1,758	97,464
NorthWestern Corp.	2,755	109,814
Ormat Technologies, Inc. (b)	1,315	27,155
Otter Tail Corp.	2,742	85,386
Pike Electric Corp.	1,295	18,428
Portland General Electric Co.	5,698	172,820
UIL Holdings Corp.	3,837	151,907
Unitil Corp.	1,049	29,508
UNS Energy Corp.	3,052	149,365

		2,000,238

Gas — 1.1%
Chesapeake Utilities Corp.	745	36,542
Delta Natural Gas Co., Inc.	561	12,263
The Laclede Group, Inc.	1,704	72,761
New Jersey Resources Corp.	3,142	140,919
Northwest Natural Gas Co.	2,035	89,174
Piedmont Natural Gas Co., Inc.	5,715	187,909
PNM Resources, Inc.	6,028	140,392
South Jersey Industries, Inc.	2,305	128,135
Southwest Gas Corp.	3,500	166,110
WGL Holdings, Inc.	3,898	171,902

		1,146,107

Water — 0.3%
American States Water Co.	1,426	82,095
Artesian Resources Corp.	594	13,347
California Water Service Group	3,550	70,645
Connecticut Water Service, Inc.	848	24,787
Consolidated Water Co., Inc.	987	9,771
Middlesex Water Co.	1,186	23,151
Pico Holdings, Inc. (a)	1,736	38,539
SJW Corp.	1,047	27,745
York Water Co.	972	18,274

		308,354

		3,454,699

	Number of Shares	Value
TOTAL COMMON STOCK (Cost $85,346,656)		$102,125,044

TOTAL EQUITIES (Cost $85,346,656)		102,125,044

MUTUAL FUNDS — 11.3%
Diversified Financial — 11.3%
Firsthand Technology Value Fund, Inc. (a)	685	13,214
State Street Navigator Securities Lending Prime Portfolio (d)	12,013,430	12,013,430

		12,026,644

TOTAL MUTUAL FUNDS (Cost $12,024,909)		12,026,644

TOTAL LONG-TERM INVESTMENTS (Cost $97,371,565)		114,151,688

	Principal Amount
SHORT-TERM INVESTMENTS — 4.5%
Repurchase Agreement — 4.2%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/28/13, 0.010%, due 4/01/13 (e)	$4,525,841	4,525,841

Time Deposits — 0.1%
Euro Time Deposit 0.010% 4/01/13	66,648	66,648

U.S. Treasury Bills — 0.2%
U.S. Treasury Bill (f) 0.000% 4/25/13	255,000	254,975

TOTAL SHORT-TERM INVESTMENTS (Cost $4,847,464)		4,847,464

TOTAL INVESTMENTS — 111.7% (Cost $102,219,029) (g)		118,999,152

Other Assets/(Liabilities) — (11.7)%		(12,495,933)

NET ASSETS — 100.0%		$106,503,219

The accompanying notes are an integral part of the portfolios of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2013, was $11,640,755. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2013, these securities amounted to a value of $0 or 0.00% of net assets.
(d)	Represents investment of security lending collateral. (Note 2).
(e)	Maturity value of $4,525,846. Collateralized by U.S. Government Agency obligations with a rate of 3.500%, maturity date of 6/01/32, and an aggregate market value, including accrued interest, of $4,618,152.
(f)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(g)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Select Mid Cap Growth Equity II Fund – Portfolio of Investments

March 31, 2013 (Unaudited)

	Number of Shares	Value
EQUITIES — 96.7%

COMMON STOCK — 96.3%
Basic Materials — 3.4%
Chemicals — 2.2%
Albemarle Corp.	32,900	$2,056,908
Celanese Corp. Series A	229,200	10,096,260
Cytec Industries, Inc.	36,400	2,696,512
FMC Corp.	121,800	6,946,254
Rockwood Holdings, Inc.	170,000	11,124,800
The Sherwin-Williams Co.	25,760	4,350,607

		37,271,341

Iron & Steel — 0.1%
Allegheny Technologies, Inc.	55,100	1,747,221

Mining — 1.1%
Agnico-Eagle Mines Ltd.	234,000	9,603,360
Franco-Nevada Corp.	201,000	9,174,947

		18,778,307

		57,796,869

Communications — 8.6%
Internet — 3.2%
Akamai Technologies, Inc. (a)	414,100	14,613,589
Dropbox, Inc. (b)	32,717	296,059
Liberty Interactive Corp. Class A (a)	295,000	6,307,100
LinkedIn Corp. (a)	18,000	3,169,080
Netflix, Inc. (a)	40,000	7,576,400
TIBCO Software, Inc. (a)	270,000	5,459,400
TripAdvisor, Inc. (a)	151,000	7,930,520
VeriSign, Inc. (a)	191,000	9,030,480

		54,382,628

Media — 2.4%
Charter Communications, Inc. Class A (a)	140,000	14,585,200
Discovery Communications, Inc. Series A (a)	83,000	6,535,420
Discovery Communications, Inc. Series C (a)	74,000	5,145,960
FactSet Research Systems, Inc. (c)	128,000	11,852,800
Sirius XM Radio, Inc. (c)	808,100	2,488,948

		40,608,328

Telecommunications — 3.0%
Amdocs Ltd.	434,000	15,732,500
Aruba Networks, Inc. (a)	104,000	2,572,960
Crown Castle International Corp. (a)	50,900	3,544,676
JDS Uniphase Corp. (a)	1,004,000	13,423,480
Motorola Solutions, Inc.	234,000	14,983,020

		50,256,636

		145,247,592

	Number of Shares	Value
Consumer, Cyclical — 14.5%
Airlines — 0.6%
Alaska Air Group, Inc. (a)	152,800	$9,773,088

Apparel — 0.4%
Steven Madden Ltd. (a)	54,100	2,333,874
VF Corp.	24,604	4,127,321

		6,461,195

Auto Manufacturers — 0.1%
Tesla Motors, Inc. (a) (c)	40,000	1,515,600

Automotive & Parts — 0.8%
TRW Automotive Holdings Corp. (a)	40,200	2,211,000
WABCO Holdings, Inc. (a)	168,000	11,859,120

		14,070,120

Distribution & Wholesale — 1.9%
Fastenal Co.	344,000	17,664,400
LKQ Corp. (a)	212,800	4,630,528
MRC Global, Inc. (a)	155,268	5,112,975
WESCO International, Inc. (a) (c)	77,000	5,590,970

		32,998,873

Leisure Time — 1.1%
Harley-Davidson, Inc.	271,600	14,476,280
Norwegian Cruise Line Holdings Ltd. (a)	136,800	4,056,120

		18,532,400

Lodging — 1.7%
Choice Hotels International, Inc. (c)	171,000	7,235,010
Marriott International, Inc. Class A	268,000	11,317,640
Starwood Hotels & Resorts Worldwide, Inc.	73,800	4,703,274
Wyndham Worldwide Corp.	86,900	5,603,312

		28,859,236

Retail — 7.9%
AutoZone, Inc. (a)	34,000	13,490,180
Bed Bath & Beyond, Inc. (a)	40,400	2,602,568
Cabela’s, Inc. (a)	39,900	2,425,122
CarMax, Inc. (a)	547,600	22,834,920
Chipotle Mexican Grill, Inc. (a)	15,000	4,888,050
Dick’s Sporting Goods, Inc.	46,800	2,213,640
Dollar General Corp. (a)	302,000	15,275,160
Dollar Tree, Inc. (a)	205,000	9,928,150
DSW, Inc. Class A	94,000	5,997,200
Dunkin’ Brands Group, Inc.	60,700	2,238,616
Kohl’s Corp.	236,000	10,886,680
O’Reilly Automotive, Inc. (a)	163,100	16,725,905
Panera Bread Co. Class A (a)	37,000	6,113,880
PVH Corp.	27,400	2,926,594
Starbucks Corp.	17,000	968,320
Tiffany & Co.	32,400	2,253,096
Tim Hortons, Inc.	174,000	9,451,680

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Select Mid Cap Growth Equity II Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Urban Outfitters, Inc. (a)	49,700	$1,925,378

		133,145,139

		245,355,651

Consumer, Non-cyclical — 27.8%
Beverages — 0.8%
Brown-Forman Corp. Class B	55,525	3,964,485
Green Mountain Coffee Roasters, Inc. (a) (c)	176,000	9,989,760

		13,954,245

Biotechnology — 2.7%
Alexion Pharmaceuticals, Inc. (a)	101,000	9,306,140
Alkermes PLC (a)	352,000	8,345,920
ARIAD Pharmaceuticals, Inc. (a)	144,000	2,604,960
Illumina, Inc. (a) (c)	87,000	4,698,000
Incyte Corp. (a) (c)	152,000	3,558,320
Myriad Genetics, Inc. (a)	59,900	1,521,460
Regeneron Pharmaceuticals, Inc. (a)	46,800	8,255,520
Seattle Genetics, Inc. (a) (c)	67,200	2,386,272
Vertex Pharmaceuticals, Inc. (a)	100,000	5,498,000

		46,174,592

Commercial Services — 8.4%
Alliance Data Systems Corp. (a)	42,200	6,831,758
Equifax, Inc.	201,000	11,575,590
Gartner, Inc. (a)	503,300	27,384,553
Global Payments, Inc.	174,000	8,640,840
H&R Block, Inc.	88,200	2,594,844
Hertz Global Holdings, Inc. (a)	590,300	13,140,078
KAR Auction Services, Inc.	128,810	2,580,064
Manpower, Inc.	317,000	17,980,240
Quanta Services, Inc. (a)	852,700	24,370,166
Vantiv, Inc. (a)	271,000	6,433,540
Verisk Analytics, Inc. Class A (a)	245,700	15,142,491
WEX, Inc. (a)	57,300	4,498,050

		141,172,214

Foods — 1.5%
Dean Foods Co. (a)	321,000	5,819,730
The Fresh Market, Inc. (a)	67,000	2,865,590
TreeHouse Foods, Inc. (a)	136,000	8,860,400
WhiteWave Foods Co. (a) (c)	67,000	1,143,690
Whole Foods Market, Inc.	68,000	5,899,000

		24,588,410

Health Care – Products — 4.8%
Bruker Corp. (a)	484,000	9,244,400
C.R. Bard, Inc.	107,000	10,783,460
CareFusion Corp. (a)	418,000	14,625,820
The Cooper Cos., Inc.	134,600	14,520,648
Edwards Lifesciences Corp. (a)	85,100	6,991,816
Henry Schein, Inc. (a)	135,000	12,494,250
IDEXX Laboratories, Inc. (a)	134,000	12,380,260

		81,040,654

	Number of Shares	Value
Health Care – Services — 5.6%
Catamaran Corp. (a)	343,016	$18,190,139
Centene Corp. (a)	55,700	2,453,028
Covance, Inc. (a)	311,800	23,172,976
DaVita HealthCare Partners, Inc. (a)	20,100	2,383,659
Laboratory Corporation of America Holdings (a)	201,000	18,130,200
MEDNAX, Inc. (a)	160,600	14,394,578
Universal Health Services, Inc. Class B	162,000	10,346,940
WellCare Health Plans, Inc. (a)	77,000	4,462,920

		93,534,440

Pharmaceuticals — 4.0%
Actavis, Inc. (a)	51,900	4,780,509
Cubist Pharmaceuticals, Inc. (a)	67,000	3,136,940
DENTSPLY International, Inc.	501,000	21,252,420
Elan Corp. PLC Sponsored ADR (Ireland) (a) (c)	404,500	4,773,100
Onyx Pharmaceuticals, Inc. (a)	89,500	7,952,970
Pharmacyclics, Inc. (a)	43,700	3,513,917
Sirona Dental Systems, Inc. (a)	125,600	9,260,488
Theravance, Inc. (a) (c)	198,000	4,676,760
Valeant Pharmaceuticals International, Inc. (a)	100,000	7,502,000
Zoetis, Inc. (a)	29,100	971,940

		67,821,044

		468,285,599

Energy — 6.2%
Oil & Gas — 5.7%
Cabot Oil & Gas Corp.	53,000	3,583,330
Concho Resources, Inc. (a)	51,600	5,027,388
Continental Resources, Inc. (a)	61,300	5,328,809
EQT Corp.	234,000	15,853,500
Halcon Resources Corp. (a)	334,000	2,601,860
InterOil Corp. (a) (c)	65,700	5,000,427
Kodiak Oil & Gas Corp. (a)	395,100	3,591,459
Laredo Petroleum Holdings, Inc. (a) (c)	184,000	3,365,360
Pioneer Natural Resources Co.	66,000	8,200,500
Range Resources Corp.	218,000	17,666,720
SM Energy Co.	234,000	13,857,480
Southwestern Energy Co. (a)	317,000	11,811,420

		95,888,253

Oil & Gas Services — 0.5%
Cameron International Corp. (a)	61,400	4,003,280
CARBO Ceramics, Inc. (c)	19,300	1,757,651
Oceaneering International, Inc.	42,400	2,815,784

		8,576,715

		104,464,968

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Select Mid Cap Growth Equity II Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Financial — 7.1%
Banks — 0.6%
Signature Bank (a)	33,100	$2,606,956
TCF Financial Corp.	553,000	8,272,880

		10,879,836

Diversified Financial — 3.0%
CBOE Holdings, Inc.	269,000	9,936,860
The Charles Schwab Corp.	384,000	6,792,960
IntercontinentalExchange, Inc. (a) (c)	46,000	7,501,220
Raymond James Financial, Inc.	185,500	8,551,550
T. Rowe Price Group, Inc.	81,870	6,129,607
TD Ameritrade Holding Corp.	567,000	11,691,540

		50,603,737

Insurance — 2.7%
Allied World Assurance Co. Holdings Ltd.	57,700	5,349,944
Arthur J. Gallagher & Co.	110,700	4,573,017
Fidelity National Financial, Inc. Class A	228,800	5,772,624
HCC Insurance Holdings, Inc.	251,000	10,549,530
The Progressive Corp.	434,000	10,967,180
Willis Group Holdings PLC	203,000	8,016,470

		45,228,765

Real Estate — 0.5%
Jones Lang LaSalle, Inc.	79,000	7,853,390

Savings & Loans — 0.3%
BankUnited, Inc.	204,000	5,226,480

		119,792,208

Industrial — 15.9%
Aerospace & Defense — 0.5%
BE Aerospace, Inc. (a)	142,700	8,603,383

Building Materials — 0.4%
Eagle Materials, Inc.	42,000	2,798,460
Martin Marietta Materials, Inc.	28,300	2,887,166

		5,685,626

Electrical Components & Equipment — 2.5%
AMETEK, Inc.	649,450	28,160,152
The Babcock & Wilcox Co.	514,000	14,602,740

		42,762,892

Electronics — 2.5%
Agilent Technologies, Inc.	267,000	11,205,990
Amphenol Corp. Class A	69,200	5,165,780
FEI Co.	67,100	4,331,305
Gentex Corp/MI	17,000	340,170
Imax Corp. (a) (c)	155,600	4,159,188
Mettler-Toledo International, Inc. (a)	14,000	2,985,080
Sensata Technologies Holding NV (a)	201,000	6,606,870
Trimble Navigation Ltd. (a)	234,000	7,010,640

		41,805,023

	Number of Shares	Value
Engineering & Construction — 0.5%
McDermott International, Inc. (a)	821,800	$9,031,582

Environmental Controls — 0.8%
Clean Harbors, Inc. (a)	101,000	5,867,090
Waste Connections, Inc.	225,000	8,095,500

		13,962,590

Machinery – Diversified — 2.9%
Chart Industries, Inc. (a)	26,400	2,112,264
Gardner Denver, Inc.	106,346	7,987,648
IDEX Corp.	304,000	16,239,680
Roper Industries, Inc.	169,000	21,515,390

		47,854,982

Manufacturing — 3.5%
A.O. Smith Corp.	47,700	3,509,289
Acuity Brands, Inc.	92,000	6,380,200
Colfax Corp. (a) (c)	137,000	6,375,980
Pall Corp.	329,400	22,521,078
Teleflex, Inc.	3,100	261,981
Textron, Inc.	671,000	20,002,510

		59,051,038

Metal Fabricate & Hardware — 0.1%
Rexnord Corp. (a)	106,000	2,250,380

Packaging & Containers — 0.2%
Ball Corp.	71,000	3,378,180

Transportation — 2.0%
C.H. Robinson Worldwide, Inc.	42,600	2,532,996
J.B. Hunt Transport Services, Inc.	132,000	9,831,360
Kansas City Southern	107,000	11,866,300
Kirby Corp. (a)	38,900	2,987,520
United Continental Holdings, Inc. (a)	199,800	6,395,598

		33,613,774

		267,999,450

Technology — 11.6%
Computers — 2.9%
Cadence Design Systems, Inc. (a)	339,800	4,733,414
Computer Sciences Corp.	54,700	2,692,881
IHS, Inc. Class A (a)	239,300	25,059,496
Jack Henry & Associates, Inc.	107,700	4,976,817
MICROS Systems, Inc. (a)	46,200	2,102,562
SanDisk Corp. (a)	118,000	6,490,000
Teradata Corp. (a)	43,700	2,556,887

		48,612,057

Semiconductors — 3.8%
Altera Corp.	344,900	12,233,603
Atmel Corp. (a)	1,217,000	8,470,320
Avago Technologies Ltd.	134,000	4,813,280
Cree, Inc. (a)	134,000	7,331,140
Intersil Corp. Class A	123,000	1,071,330
IPG Photonics Corp. (c)	64,000	4,250,240

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Select Mid Cap Growth Equity II Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Maxim Integrated Products, Inc.	153,500	$5,011,775
Microchip Technology, Inc. (c)	203,000	7,462,280
Xilinx, Inc.	334,000	12,748,780

		63,392,748

Software — 4.9%
Cerner Corp. (a)	23,300	2,207,675
Citrix Systems, Inc. (a)	63,100	4,553,296
Concur Technologies, Inc. (a) (c)	117,000	8,033,220
Fiserv, Inc. (a)	235,000	20,640,050
Intuit, Inc.	56,200	3,689,530
MSCI, Inc. (a)	394,000	13,368,420
Nuance Communications, Inc. (a)	360,500	7,274,890
Red Hat, Inc. (a)	261,000	13,196,160
Servicenow, Inc. (a) (c)	181,000	6,552,200
Workday, Inc. (a) (c)	63,200	3,895,016

		83,410,457

		195,415,262

Utilities — 1.2%
Electric — 1.2%
Calpine Corp. (a)	956,000	19,693,600

TOTAL COMMON STOCK (Cost $1,172,218,593)		1,624,051,199

PREFERRED STOCK — 0.4%

Communications — 0.2%
Internet — 0.2%
Coupons.com (b)	503,736	1,378,977
Dropbox, Inc. Series A (b)	40,629	367,656
Dropbox, Inc. Series A 1 (b)	199,577	1,805,992
Living Social (b)	586,650	340,257

		3,892,882

Technology — 0.2%
Software — 0.2%
Workday, Inc. (b)	54,421	3,186,268

TOTAL PREFERRED STOCK (Cost $8,980,699)		7,079,150

TOTAL EQUITIES (Cost $1,181,199,292)		1,631,130,349

MUTUAL FUNDS — 5.6%
Diversified Financial — 5.6%
State Street Navigator Securities Lending Prime Portfolio (d)	83,049,327	83,049,327
T. Rowe Price Government Reserve Investment Fund	11,836,079	11,836,079

		94,885,406

		Value
TOTAL MUTUAL FUNDS (Cost $94,885,406)		$94,885,406

TOTAL LONG-TERM INVESTMENTS (Cost $1,276,084,698)		1,726,015,755

	Principal Amount
SHORT-TERM INVESTMENTS — 2.5%
Repurchase Agreement — 2.5%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/28/13, 0.010%, due 4/01/13 (e)	$42,359,701	42,359,701

Time Deposits — 0.0%
Euro Time Deposit 0.010% 4/01/13	132,736	132,736

TOTAL SHORT-TERM INVESTMENTS (Cost $42,492,437)		42,492,437

TOTAL INVESTMENTS — 104.8% (Cost $1,318,577,135) (f)		1,768,508,192

Other Assets/(Liabilities) — (4.8)%		(81,455,888)

NET ASSETS — 100.0%		$1,687,052,304

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2013, these securities amounted to a value of $7,375,209 or 0.44% of net assets.
(c)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2013, was $81,136,069. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(d)	Represents investment of security lending collateral. (Note 2).
(e)	Maturity value of $42,359,748. Collateralized by U.S. Government Agency obligations with rates ranging from 2.420% – 3.500%, maturity dates ranging from 4/01/34 – 11/25/38, and an aggregate market value, including accrued interest, of $43,209,895.
(f)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Select Small Cap Growth Equity Fund – Portfolio of Investments

March 31, 2013 (Unaudited)

	Number of Shares	Value
EQUITIES — 96.6%

COMMON STOCK — 96.6%
Basic Materials — 3.0%
Chemicals — 1.3%
Ferro Corp. (a)	379,220	$2,559,735
Methanex Corp.	164,745	6,693,589
Minerals Technologies, Inc.	41,158	1,708,469

		10,961,793

Forest Products & Paper — 1.4%
KapStone Paper and Packaging Corp.	243,100	6,758,180
Potlatch Corp.	120,280	5,516,041

		12,274,221

Mining — 0.3%
AuRico Gold, Inc. (a) (b)	239,229	1,504,750
Kaiser Aluminum Corp.	11,287	729,705

		2,234,455

		25,470,469

Communications — 8.1%
Internet — 4.1%
Dealertrack Technologies, Inc. (a)	98,502	2,893,989
Dropbox, Inc. (c)	33,185	300,294
HomeAway, Inc. (a) (b)	50,620	1,645,150
IAC/InterActiveCorp	111,320	4,973,778
Internap Network Services Corp. (a)	171,759	1,605,947
OpenTable, Inc. (a) (b)	99,500	6,266,510
Sapient Corp. (a)	110,700	1,349,433
Shutterfly, Inc. (a)	41,999	1,855,096
Shutterstock, Inc. (a)	40,400	1,817,192
Sourcefire, Inc. (a)	21,883	1,296,130
SPS Commerce, Inc. (a)	37,501	1,600,168
TIBCO Software, Inc. (a)	58,960	1,192,171
Trulia, Inc. (a)	71,500	2,243,670
ValueClick, Inc. (a)	118,800	3,510,540
Web.com Group, Inc. (a)	163,780	2,797,362

		35,347,430

Media — 1.6%
FactSet Research Systems, Inc. (b)	94,644	8,764,034
Pandora Media, Inc. (a) (b)	323,100	4,575,096

		13,339,130

Telecommunications — 2.4%
Aruba Networks, Inc. (a)	56,190	1,390,141
Ciena Corp. (a)	63,500	1,016,635
DigitalGlobe, Inc. (a)	210,723	6,092,002
Ixia (a)	90,256	1,953,140
JDS Uniphase Corp. (a)	179,280	2,396,974
Palo Alto Networks, Inc. (a)	29,290	1,657,814
Plantronics, Inc.	17,506	773,590
Sonus Networks, Inc. (a)	385,997	999,732

	Number of Shares	Value
tw telecom, Inc. (a)	74,560	$1,878,166
Vonage Holdings Corp. (a)	908,060	2,624,293

		20,782,487

		69,469,047

Consumer, Cyclical — 14.9%
Airlines — 0.5%
Spirit Airlines, Inc. (a)	159,901	4,055,089

Apparel — 1.6%
Deckers Outdoor Corp. (a) (b)	4,900	272,881
Oxford Industries, Inc.	3,400	180,540
Quiksilver, Inc. (a)	141,300	857,691
Steven Madden Ltd. (a)	55,875	2,410,448
Under Armour, Inc. Class A (a)	199,662	10,222,694

		13,944,254

Automotive & Parts — 1.4%
Allison Transmission Holdings, Inc. (b)	101,810	2,444,458
Dana Holding Corp.	175,210	3,123,995
Dorman Products, Inc.	32,920	1,224,953
Tenneco, Inc. (a)	136,571	5,368,606

		12,162,012

Distribution & Wholesale — 1.0%
Beacon Roofing Supply, Inc. (a)	25,414	982,505
Watsco, Inc.	59,600	5,017,128
WESCO International, Inc. (a)	36,020	2,615,412

		8,615,045

Entertainment — 0.8%
Churchill Downs, Inc.	51,170	3,583,947
DreamWorks Animation SKG, Inc. Class A (a) (b)	117,910	2,235,574
Six Flags Entertainment Corp.	15,740	1,140,835

		6,960,356

Home Builders — 0.6%
Standard Pacific Corp. (a) (b)	645,679	5,578,667

Home Furnishing — 0.5%
Harman International Industries, Inc.	105,000	4,686,150

Leisure Time — 0.2%
Brunswick Corp.	39,235	1,342,622

Office Furnishings — 0.2%
Steelcase, Inc. Class A	88,144	1,298,361

Retail — 8.0%
AFC Enterprises, Inc. (a)	30,942	1,124,123
ANN, Inc. (a)	79,500	2,307,090
BJ’s Restaurants, Inc. (a)	50,010	1,664,333
Bloomin’ Brands, Inc. (a)	108,550	1,939,788
Buffalo Wild Wings, Inc. (a)	21,940	1,920,408
Casey’s General Stores, Inc.	50,330	2,934,239
The Cheesecake Factory, Inc.	129,399	4,996,095

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Select Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Denny’s Corp. (a)	275,510	$1,589,693
Domino’s Pizza, Inc.	67,900	3,492,776
DSW, Inc. Class A	31,360	2,000,768
Five Below, Inc. (a) (b)	33,920	1,285,229
Francesca’s Holdings Corp. (a) (b)	214,251	6,140,434
GameStop Corp. Class A (b)	187,942	5,256,738
Hanesbrands, Inc. (a)	49,926	2,274,628
Hibbett Sports, Inc. (a)	30,940	1,740,994
HSN, Inc.	74,160	4,068,417
Jack in the Box, Inc. (a)	50,291	1,739,566
Nu Skin Enterprises, Inc. Class A (b)	34,100	1,507,220
Panera Bread Co. Class A (a)	10,300	1,701,972
Pier 1 Imports, Inc.	207,977	4,783,471
Red Robin Gourmet Burgers, Inc. (a)	34,705	1,582,548
Rue21, Inc. (a)	57,750	1,697,272
Urban Outfitters, Inc. (a)	32,980	1,277,645
Vitamin Shoppe, Inc. (a)	40,269	1,967,141
Zumiez, Inc. (a) (b)	348,341	7,977,009

		68,969,597

Storage & Warehousing — 0.1%
Mobile Mini, Inc. (a)	31,108	915,508

		128,527,661

Consumer, Non-cyclical — 22.1%
Beverages — 0.4%
The Boston Beer Co., Inc. Class A (a) (b)	20,454	3,265,276

Biotechnology — 3.0%
Algeta ASA (a)	31,845	1,071,745
Alkermes PLC (a)	100,040	2,371,948
Arena Pharmaceuticals, Inc. (a) (b)	125,120	1,027,235
ARIAD Pharmaceuticals, Inc. (a)	52,979	958,390
AVEO Pharmaceuticals, Inc. (a) (b)	204,190	1,500,797
Exelixis, Inc. (a) (b)	428,480	1,979,578
Immunogen, Inc. (a) (b)	75,990	1,220,399
Incyte Corp. (a) (b)	198,220	4,640,330
Ironwood Pharmaceuticals, Inc. (a) (b)	285,500	5,221,795
NewLink Genetics Corp. (a) (b)	40,924	502,138
NPS Pharmaceuticals, Inc. (a)	130,880	1,333,667
Seattle Genetics, Inc. (a) (b)	104,220	3,700,852
Trius Therapeutics, Inc. (a)	68,565	468,985

		25,997,859

Commercial Services — 4.7%
The Advisory Board Co. (a)	17,967	943,627
AerCap Holdings NV (a)	210,250	3,248,363
Avis Budget Group, Inc. (a)	71,630	1,993,463
Convergys Corp.	178,280	3,036,108
The Corporate Executive Board Co.	27,760	1,614,522
CoStar Group, Inc. (a)	19,284	2,110,827

	Number of Shares	Value
ExamWorks Group, Inc. (a)	56,890	$985,335
Exlservice Holdings, Inc. (a)	56,127	1,845,456
Heartland Payment Systems, Inc.	45,833	1,511,114
HMS Holdings Corp. (a)	77,165	2,095,030
Huron Consulting Group, Inc. (a)	60,810	2,451,859
MAXIMUS, Inc.	8,062	644,718
Monro Muffler Brake, Inc. (b)	43,765	1,737,908
On Assignment, Inc. (a)	65,810	1,665,651
PAREXEL International Corp. (a)	56,280	2,223,623
Performant Financial Corp. (a)	126,267	1,550,559
Team Health Holdings, Inc. (a)	38,340	1,394,809
TrueBlue, Inc. (a)	56,010	1,184,051
WEX, Inc. (a)	78,609	6,170,806
WNS Holdings Ltd. Sponsored ADR (India) (a)	115,860	1,707,776

		40,115,605

Cosmetics & Personal Care — 0.2%
Elizabeth Arden, Inc. (a)	55,220	2,222,605

Foods — 1.4%
Annie’s, Inc. (a) (b)	119,800	4,583,548
Burger King Worldwide, Inc. (b)	123,890	2,366,299
The Fresh Market, Inc. (a)	23,147	989,997
Sanderson Farms, Inc.	53,100	2,900,322
WhiteWave Foods Co. (a) (b)	72,500	1,237,575

		12,077,741

Health Care – Products — 4.5%
Cyberonics, Inc. (a)	178,304	8,346,410
Dexcom, Inc. (a)	703,992	11,770,746
HeartWare International, Inc. (a) (b)	71,340	6,308,596
ICU Medical, Inc. (a)	13,437	792,111
Insulet Corp. (a)	172,060	4,449,472
Spectranetics Corp. (a)	81,772	1,515,235
Volcano Corp. (a)	238,599	5,311,214

		38,493,784

Health Care – Services — 3.8%
Acadia Healthcare Co., Inc. (a)	63,805	1,875,229
Air Methods Corp.	40,850	1,970,604
Centene Corp. (a)	26,106	1,149,708
Community Health Systems, Inc.	101,300	4,800,607
Covance, Inc. (a)	86,440	6,424,221
Health Management Associates, Inc. Class A (a)	285,410	3,673,226
HealthSouth Corp. (a)	67,951	1,791,868
Kindred Healthcare, Inc. (a)	244,290	2,572,374
Vocera Communications, Inc. (a)	152,100	3,498,300
WellCare Health Plans, Inc. (a)	80,250	4,651,290

		32,407,427

Household Products — 0.3%
Spectrum Brands Holdings, Inc.	39,710	2,247,189

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Select Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Pharmaceuticals — 2.6%
AVANIR Pharmaceuticals, Inc. (a) (b)	471,260	$1,291,252
BioScrip, Inc. (a)	72,549	922,098
Cubist Pharmaceuticals, Inc. (a)	84,820	3,971,272
Furiex Pharmaceuticals, Inc. (a)	18,735	702,188
Hyperion Therapeutics, Inc. (a) (b)	48,600	1,254,852
Isis Pharmaceuticals, Inc. (a) (b)	52,979	897,464
Keryx Biopharmaceuticals, Inc. (a) (b)	120,392	847,560
The Medicines Co. (a)	70,360	2,351,431
Onyx Pharmaceuticals, Inc. (a)	17,790	1,580,819
Optimer Pharmaceuticals, Inc. (a) (b)	184,052	2,190,219
Orexigen Therapeutics, Inc. (a) (b)	147,419	921,369
Rigel Pharmaceuticals, Inc. (a)	95,030	645,254
Salix Pharmaceuticals Ltd. (a)	87,580	4,482,345
Supernus Pharmaceuticals, Inc. (a) (b)	143,400	805,908

		22,864,031

Textiles — 1.2%
Fifth & Pacific Cos., Inc. (a)	142,200	2,684,736
Samsonite International SA	1,328,000	3,319,914
Tumi Holdings, Inc. (a) (b)	221,820	4,644,911

		10,649,561

		190,341,078

Energy — 8.7%
Energy – Alternate Sources — 0.7%
First Solar, Inc. (a) (b)	97,490	2,628,330
Headwaters, Inc. (a)	219,755	2,395,330
Solarcity Corp. (a) (b)	47,600	898,688

		5,922,348

Oil & Gas — 3.1%
Atwood Oceanics, Inc. (a)	30,410	1,597,741
Comstock Resources, Inc. (a)	146,700	2,383,875
Energy XXI (Bermuda) Ltd.	30,636	833,912
Gulfport Energy Corp. (a)	31,010	1,421,188
Oasis Petroleum, Inc. (a)	52,518	1,999,360
Painted Pony Petroleum Ltd. (a)	162,080	1,625,826
Patterson-UTI Energy, Inc.	174,100	4,150,544
Rex Energy Corp. (a)	93,920	1,547,802
Rosetta Resources, Inc. (a)	98,934	4,707,280
SemGroup Corp. Class A (a)	126,280	6,531,202

		26,798,730

Oil & Gas Services — 4.9%
CARBO Ceramics, Inc. (b)	45,000	4,098,150
Core Laboratories NV	42,883	5,914,423
Dril-Quip, Inc. (a)	145,889	12,717,144
Forum Energy Technologies, Inc. (a) (b)	178,400	5,130,784
Hornbeck Offshore Services, Inc. (a)	16,892	784,802

	Number of Shares	Value
ION Geophysical Corp. (a)	344,280	$2,344,547
Key Energy Services, Inc. (a)	302,454	2,443,828
Lufkin Industries, Inc.	69,000	4,580,910
Pioneer Energy Services Corp. (a)	156,172	1,288,419
Trican Well Service Ltd. (b)	170,330	2,498,319

		41,801,326

		74,522,404

Financial — 12.2%
Banks — 2.7%
Associated Banc-Corp.	151,600	2,302,804
BancorpSouth, Inc. (b)	145,980	2,379,474
Bank of the Ozarks, Inc.	13,206	585,686
Banner Corp.	38,314	1,219,535
Boston Private Financial Holdings, Inc.	226,170	2,234,560
CapitalSource, Inc.	257,900	2,480,998
East West Bancorp, Inc.	23,188	595,236
First Horizon National Corp.	252,590	2,697,661
International Bancshares Corp.	122,230	2,542,384
National Penn Bancshares, Inc.	228,270	2,440,206
Sterling Financial Corp.	63,948	1,387,032
Webster Financial Corp.	98,500	2,389,610

		23,255,186

Diversified Financial — 5.8%
AllianceBernstein Holding LP	188,300	4,123,770
Financial Engines, Inc. (b)	320,420	11,605,613
Greenhill & Co., Inc.	97,977	5,230,012
National Financial Partners Corp. (a)	37,763	847,024
Netspend Holdings, Inc. (a)	230,343	3,660,150
Ocwen Financial Corp. (a)	36,980	1,402,282
Portfolio Recovery Associates, Inc. (a)	92,836	11,782,745
Virtus Investment Partners, Inc. (a)	3,900	726,492
WageWorks, Inc. (a)	272,479	6,820,149
WisdomTree Investments, Inc. (a)	353,138	3,672,635

		49,870,872

Insurance — 1.2%
eHealth, Inc. (a)	141,092	2,522,725
The Hanover Insurance Group, Inc.	52,120	2,589,322
Primerica, Inc.	86,300	2,828,914
Protective Life Corp.	72,927	2,610,786

		10,551,747

Investment Companies — 0.3%
Solar Capital Ltd.	84,140	1,976,449

Real Estate — 0.7%
Alexander & Baldwin, Inc. (a)	43,800	1,565,850
HFF, Inc.	183,300	3,653,169
Jones Lang LaSalle, Inc.	10,365	1,030,385

		6,249,404

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Select Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Real Estate Investment Trusts (REITS) — 1.5%
Acadia Realty Trust	80,300	$2,229,931
Eastgroup Properties	17,045	992,019
MFA Financial, Inc.	177,250	1,651,970
NorthStar Realty Finance Corp.	130,900	1,240,932
Pebblebrook Hotel Trust	106,880	2,756,435
Redwood Trust, Inc.	61,200	1,418,616
Tanger Factory Outlet Centers, Inc.	31,250	1,130,625
Zillow, Inc. Class A (a) (b)	30,800	1,683,836

		13,104,364

		105,008,022

Industrial — 14.4%
Aerospace & Defense — 1.0%
Moog, Inc. Class A (a)	101,046	4,630,938
Teledyne Technologies, Inc. (a)	52,922	4,151,202

		8,782,140

Building Materials — 1.3%
Apogee Enterprises, Inc.	38,436	1,112,722
Armstrong World Industries, Inc.	62,000	3,465,180
Lennox International, Inc.	39,982	2,538,457
Louisiana-Pacific Corp. (a)	104,000	2,246,400
Owens Corning, Inc. (a)	27,650	1,090,240
USG Corp. (a) (b)	36,155	955,938

		11,408,937

Electronics — 1.4%
Coherent, Inc.	4,690	266,111
Faro Technologies, Inc. (a)	95,655	4,150,470
InvenSense, Inc. (a) (b)	81,695	872,503
OSI Systems, Inc. (a)	26,489	1,650,000
Rogers Corp. (a)	107,752	5,131,150

		12,070,234

Environmental Controls — 0.9%
US Ecology, Inc.	60,734	1,612,488
Waste Connections, Inc.	178,200	6,411,636

		8,024,124

Hand & Machine Tools — 0.2%
Kennametal, Inc.	52,900	2,065,216

Machinery – Diversified — 4.0%
Altra Holdings, Inc.	16,300	443,686
Applied Industrial Technologies, Inc.	38,180	1,718,100
Briggs & Stratton Corp. (b)	81,380	2,018,224
DXP Enterprises, Inc. (a)	11,465	856,436
Graco, Inc.	106,500	6,180,195
iRobot Corp. (a) (b)	35,100	900,666
Lindsay Corp. (b)	13,053	1,151,014
The Middleby Corp. (a)	19,835	3,017,895
Nordson Corp.	80,700	5,322,165
Proto Labs, Inc. (a)	82,300	4,040,930

	Number of Shares	Value
Wabtec Corp.	81,877	$8,360,460

		34,009,771

Manufacturing — 3.1%
Actuant Corp. Class A	51,366	1,572,827
Acuity Brands, Inc.	94,042	6,521,813
CLARCOR, Inc.	26,950	1,411,641
FreightCar America, Inc.	64,974	1,417,733
Hexcel Corp. (a)	238,361	6,914,852
Polypore International, Inc. (a) (b)	63,340	2,545,001
Raven Industries, Inc.	174,600	5,868,306

		26,252,173

Packaging & Containers — 0.9%
Graphic Packaging Holding Co. (a)	495,550	3,711,669
Packaging Corporation of America	43,910	1,970,242
Silgan Holdings, Inc.	35,372	1,671,327

		7,353,238

Transportation — 1.6%
Con-way, Inc.	59,260	2,086,545
Genesee & Wyoming, Inc. Class A (a)	22,343	2,080,357
Landstar System, Inc.	35,150	2,006,713
Old Dominion Freight Line, Inc. (a)	99,712	3,808,998
Swift Transportation Co. (a)	259,738	3,683,085

		13,665,698

		123,631,531

Technology — 12.9%
Computers — 1.9%
Cadence Design Systems, Inc. (a)	201,970	2,813,442
FleetMatics Group PLC (a)	83,349	2,021,213
LivePerson, Inc. (a)	184,663	2,507,724
LogMeIn, Inc. (a)	64,155	1,233,059
MICROS Systems, Inc. (a)	142,361	6,478,849
Quantum Corp. (a)	458,766	587,221
Virtusa Corp. (a)	30,680	728,957

		16,370,465

Semiconductors — 3.1%
Cavium, Inc. (a)	59,889	2,324,292
Cypress Semiconductor Corp. (b)	211,700	2,335,051
Hittite Microwave Corp. (a)	122,420	7,413,755
IPG Photonics Corp. (b)	31,881	2,117,217
Lattice Semiconductor Corp. (a)	336,630	1,834,634
Microsemi Corp. (a)	106,400	2,465,288
Mindspeed Technologies, Inc. (a) (b)	201,355	670,512
Monolithic Power Systems, Inc.	74,000	1,803,380
Nanometrics, Inc. (a)	103,130	1,488,166
ON Semiconductor Corp. (a)	254,730	2,109,164
Ultratech, Inc. (a)	40,396	1,596,854

		26,158,313

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Select Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Software — 7.9%
Aspen Technology, Inc. (a)	26,489	$855,330
Athenahealth, Inc. (a) (b)	11,210	1,087,818
BroadSoft, Inc. (a) (b)	216,100	5,720,167
CommVault Systems, Inc. (a)	9,444	774,219
Concur Technologies, Inc. (a) (b)	35,570	2,442,236
Cornerstone OnDemand, Inc. (a)	141,840	4,836,744
Envestnet, Inc. (a)	69,019	1,208,523
Fair Isaac Corp.	58,190	2,658,701
Guidewire Software, Inc. (a)	43,458	1,670,526
Imperva, Inc. (a)	103,750	3,994,375
Infoblox, Inc. (a)	95,261	2,067,164
Interactive Intelligence Group, Inc. (a)	33,707	1,494,905
PTC, Inc. (a)	154,800	3,945,852
QLIK Technologies, Inc. (a)	75,400	1,947,582
Servicenow, Inc. (a) (b)	71,571	2,590,870
Solera Holdings, Inc.	106,340	6,202,812
Splunk, Inc. (a)	44,610	1,785,738
Tangoe, Inc. (a)	66,262	820,986
TiVo, Inc. (a)	386,220	4,785,266
Tyler Technologies, Inc. (a)	119,400	7,314,444
The Ultimate Software Group, Inc. (a)	50,926	5,304,452
Verint Systems, Inc. (a)	121,870	4,454,349

		67,963,059

		110,491,837

Utilities — 0.3%
Gas — 0.3%
Southwest Gas Corp.	54,150	2,569,959

TOTAL COMMON STOCK (Cost $682,485,570)		830,032,008

TOTAL EQUITIES (Cost $682,485,570)		830,032,008

MUTUAL FUNDS — 16.8%
Diversified Financial — 16.8%
iShares Russell 2000 Growth Index Fund (b)	26,480	2,853,220
iShares Russell 2000 Index Fund	38,411	3,620,621
State Street Naviagtor Securities Lending Prime Portfolio (d)	137,944,987	137,944,987

		144,418,828

TOTAL MUTUAL FUNDS (Cost $144,288,406)		144,418,828

TOTAL LONG-TERM INVESTMENTS (Cost $826,773,976)		974,450,836

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 2.4%
Repurchase Agreement — 2.4%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/28/13, 0.010%, due 4/01/13 (e)	$20,521,986	$20,521,986

Time Deposits — 0.0%
Euro Time Deposit 0.010% 4/01/13	66,556	66,556

TOTAL SHORT-TERM INVESTMENTS (Cost $20,588,542)		20,588,542

TOTAL INVESTMENTS — 115.8% (Cost $847,362,518) (f)		995,039,378

Other Assets/(Liabilities) — (15.8)%		(135,767,388)

NET ASSETS — 100.0%		$859,271,990

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2013, was $134,452,402. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2013, these securities amounted to a value of $300,294 or 0.03% of net assets.
(d)	Represents investment of security lending collateral. (Note 2).
(e)	Maturity value of $20,522,009. Collateralized by U.S. Government Agency obligations with rates ranging from 3.500% – 4.000%, maturity dates ranging from 2/01/32 – 9/25/39, and an aggregate market value, including accrued interest, of $20,937,726.
(f)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Select Small Company Growth Fund – Portfolio of Investments

March 31, 2013 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.7%

COMMON STOCK — 97.7%
Basic Materials — 4.7%
Chemicals — 3.2%
Axiall Corp.	12,570	$781,351
Huntsman Corp.	26,066	484,567
Innophos Holdings, Inc.	3,590	195,871
Quaker Chemical Corp.	9,764	576,271

		2,038,060

Forest Products & Paper — 0.6%
Potlatch Corp.	5,810	266,446
KapStone Paper and Packaging Corp.	4,690	130,382

		396,828

Mining — 0.9%
RTI International Metals, Inc. (a)	18,617	589,973

		3,024,861

Communications — 5.0%
Advertising — 0.4%
Marin Software, Inc. (a) (b)	11,740	192,888
Millennial Media, Inc. (a) (b)	15,050	95,568

		288,456

Internet — 2.5%
Angie’s List, Inc. (a) (b)	11,522	227,675
Brightcove, Inc. (a)	14,270	88,617
Sourcefire, Inc. (a)	6,620	392,102
TIBCO Software, Inc. (a)	9,495	191,989
Trulia, Inc. (a)	17,221	540,395
Yelp, Inc. (a)	6,040	143,208

		1,583,986

Semiconductors — 0.4%
EZchip Semiconductor Ltd. (a) (b)	9,916	239,273

Telecommunications — 1.7%
Aruba Networks, Inc. (a)	4,060	100,445
Ixia (a)	10,233	221,442
NETGEAR, Inc. (a)	4,880	163,529
NICE Systems Ltd. Sponsored ADR (Israel) (a)	13,623	501,735
Ruckus Wireless, Inc. (a) (b)	5,230	109,830

		1,096,981

		3,208,696

Consumer, Cyclical — 17.6%
Airlines — 1.2%
Allegiant Travel Co.	2,570	228,165
JetBlue Airways Corp. (a) (b)	60,210	415,449
US Airways Group, Inc. (a) (b)	7,614	129,209

		772,823

	Number of Shares	Value
Apparel — 1.1%
Oxford Industries, Inc.	3,050	$161,955
Steven Madden Ltd. (a)	11,875	512,288

		674,243

Automotive & Parts — 0.6%
Tenneco, Inc. (a)	1,910	75,082
WABCO Holdings, Inc. (a)	4,356	307,490

		382,572

Distribution & Wholesale — 0.4%
Beacon Roofing Supply, Inc. (a)	3,290	127,191
MRC Global, Inc. (a)	3,100	102,083

		229,274

Entertainment — 4.0%
Bally Technologies, Inc. (a)	14,759	767,025
DreamWorks Animation SKG, Inc. Class A (a) (b)	11,610	220,125
Lions Gate Entertainment Corp. (a) (b)	13,100	311,387
Pinnacle Entertainment, Inc. (a)	17,760	259,651
SHFL Entertainment, Inc. (a)	52,217	865,236
Six Flags Entertainment Corp.	2,170	157,282

		2,580,706

Home Builders — 1.3%
Meritage Home Corp. (a)	14,590	683,687
Thor Industries, Inc.	3,850	141,642

		825,329

Home Furnishing — 0.8%
La-Z-Boy, Inc.	8,210	154,923
Universal Electronics, Inc. (a)	15,266	354,934

		509,857

Lodging — 0.3%
Orient-Express Hotels Ltd. (a)	21,275	209,772

Office Furnishings — 0.2%
Interface, Inc.	8,010	153,952

Retail — 7.7%
BJ’s Restaurants, Inc. (a)	8,323	276,989
Bloomin’ Brands, Inc. (a)	5,990	107,041
Buffalo Wild Wings, Inc. (a)	1,230	107,662
Casey’s General Stores, Inc.	3,320	193,556
Cash America International, Inc.	7,818	410,210
The Cheesecake Factory, Inc.	5,280	203,861
Chico’s FAS, Inc.	20,908	351,254
Chuy’s Holdings, Inc. (a)	4,655	151,660
Francesca’s Holdings Corp. (a) (b)	26,960	772,674
Genesco, Inc. (a)	20,783	1,248,851
Lumber Liquidators Holdings, Inc. (a) (b)	1,550	108,841
Papa John’s International, Inc. (a)	1,880	116,222
Tractor Supply Co.	910	94,758

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Select Small Company Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Vitamin Shoppe, Inc. (a)	15,622	$763,135

		4,906,714

		11,245,242

Consumer, Non-cyclical — 28.1%
Biotechnology — 3.7%
Acorda Therapeutics, Inc. (a)	14,851	475,678
Alexion Pharmaceuticals, Inc. (a)	1,600	147,424
Alkermes PLC (a)	13,420	318,188
ARIAD Pharmaceuticals, Inc. (a)	27,604	499,356
Charles River Laboratories International, Inc. (a)	3,540	156,716
NPS Pharmaceuticals, Inc. (a)	14,700	149,793
Puma Biotechnology, Inc. (a)	4,890	163,277
Seattle Genetics, Inc. (a) (b)	9,612	341,322
Sunesis Pharmaceuticals, Inc. (a) (b)	15,870	86,809

		2,338,563

Commercial Services — 5.6%
The Corporate Executive Board Co.	4,777	277,830
The Geo Group, Inc.	26,691	1,004,115
HMS Holdings Corp. (a)	4,790	130,049
MAXIMUS, Inc.	3,230	258,303
Monster Worldwide, Inc. (a)	90,374	458,196
PAREXEL International Corp. (a)	16,384	647,332
Rent-A-Center, Inc.	3,800	140,372
Sotheby’s	6,935	259,438
Team Health Holdings, Inc. (a)	8,533	310,431
TrueBlue, Inc. (a)	5,440	115,002

		3,601,068

Cosmetics & Personal Care — 0.7%
Elizabeth Arden, Inc. (a)	4,770	191,992
Inter Parfums, Inc.	9,720	237,460

		429,452

Foods — 2.7%
Boulder Brands, Inc. (a)	15,130	135,867
The Chefs’ Warehouse, Inc. (a)	4,620	85,331
The Fresh Market, Inc. (a)	11,569	494,806
Harris Teeter Supermarkets, Inc.	3,990	170,413
TreeHouse Foods, Inc. (a)	1,830	119,225
United Natural Foods, Inc. (a)	4,320	212,544
WhiteWave Foods Co. (a) (b)	29,620	505,614

		1,723,800

Health Care – Products — 4.0%
ArthroCare Corp. (a)	18,429	640,592
The Cooper Cos., Inc.	5,470	590,104
HeartWare International, Inc. (a)	5,249	464,169
Insulet Corp. (a)	6,400	165,504
Merit Medical Systems, Inc. (a)	11,370	139,396
Natus Medical, Inc. (a)	11,280	151,603

	Number of Shares	Value
Thoratec Corp. (a)	11,699	$438,713

		2,590,081

Health Care – Services — 4.3%
Acadia Healthcare Co., Inc. (a)	7,010	206,024
Air Methods Corp.	15,445	745,067
Catamaran Corp. (a)	3,703	196,370
Centene Corp. (a)	17,860	786,554
Emeritus Corp. (a)	8,912	247,664
LifePoint Hospitals, Inc. (a)	3,200	155,072
Vocera Communications, Inc. (a)	10,833	249,159
WellCare Health Plans, Inc. (a)	3,430	198,803

		2,784,713

Household Products — 0.2%
Jarden Corp. (a)	3,030	129,836

Pharmaceuticals — 6.9%
Alnylam Pharmaceuticals, Inc. (a)	6,230	151,825
BioMarin Pharmaceutical, Inc. (a)	5,088	316,779
Cubist Pharmaceuticals, Inc. (a)	3,410	159,656
Jazz Pharmaceuticals Plc (a)	2,900	162,139
Natural Grocers by Vitamin Cottage, Inc. (a) (b)	19,164	432,148
Nektar Therapeutics (a)	13,480	148,280
Onyx Pharmaceuticals, Inc. (a)	1,990	176,831
Pharmacyclics, Inc. (a)	2,580	207,458
Salix Pharmaceuticals Ltd. (a)	14,184	725,937
Sirona Dental Systems, Inc. (a)	10,694	788,469
Theravance, Inc. (a) (b)	19,438	459,126
United Therapeutics Corp. (a)	11,036	671,761

		4,400,409

		17,997,922

Diversified — 0.2%
Holding Company – Diversified — 0.2%
Primoris Services Corp.	5,090	112,540

Energy — 7.9%
Oil & Gas — 2.9%
Diamondback Energy, Inc. (a)	6,960	186,806
Gulfport Energy Corp. (a)	13,246	607,064
Oasis Petroleum, Inc. (a)	22,969	874,430
PDC Energy, Inc. (a)	2,900	143,753

		1,812,053

Oil & Gas Services — 5.0%
Dril-Quip, Inc. (a)	5,837	508,811
Exterran Holdings, Inc. (a)	7,200	194,400
Flotek Industries, Inc. (a)	10,520	172,002
Geospace Technologies Corp. (a)	12,253	1,322,344
Lufkin Industries, Inc.	10,774	715,286
Thermon Group Holdings, Inc. (a)	13,765	305,721

		3,218,564

		5,030,617

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Select Small Company Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Financial — 4.9%
Banks — 1.1%
PrivateBancorp, Inc.	11,270	$213,116
Prosperity Bancshares, Inc.	3,050	144,539
UMB Financial Corp.	7,212	353,893

		711,548

Diversified Financial — 0.3%
Encore Capital Group, Inc. (a) (b)	2,880	86,688
Janus Capital Group, Inc.	13,250	124,550

		211,238

Insurance — 1.0%
Validus Holdings Ltd.	16,465	615,297

Investment Companies — 0.9%
Home Loan Servicing Solutions Ltd.	13,147	306,719
KKR Financial Holdings LLC	22,755	251,898

		558,617

Real Estate Investment Trusts (REITS) — 1.5%
Hudson Pacific Properties, Inc.	6,530	142,028
LaSalle Hotel Properties	1,000	25,380
Mid-America Apartment Communities, Inc.	2,530	174,722
Redwood Trust, Inc.	8,768	203,242
Silver Bay Realty Trust Corp.	1,494	30,920
Two Harbors Investment Corp.	30,484	384,403

		960,695

Savings & Loans — 0.1%
Oritani Financial Corp.	6,290	97,432

		3,154,827

Industrial — 15.8%
Aerospace & Defense — 1.5%
Teledyne Technologies, Inc. (a)	1,903	149,271
Triumph Group, Inc.	10,363	813,496

		962,767

Building Materials — 1.8%
Apogee Enterprises, Inc.	2,806	81,234
Drew Industries, Inc.	3,990	144,877
Texas Industries, Inc. (a) (b)	10,737	677,612
Trex Co., Inc. (a)	5,441	267,588

		1,171,311

Electrical Components & Equipment — 0.9%
General Cable Corp. (a)	11,141	408,095
Universal Display Corp. (a) (b)	6,484	190,565

		598,660

Electronics — 2.4%
Analogic Corp.	2,450	193,599
Coherent, Inc.	10,822	614,040
InvenSense, Inc. (a)	27,555	294,287
Vishay Intertechnology, Inc. (a)	10,980	149,438

	Number of Shares	Value
Woodward, Inc.	6,923	$275,259

		1,526,623

Engineering & Construction — 0.8%
EMCOR Group, Inc.	3,190	135,224
Foster Wheeler AG (a)	9,050	206,792
McDermott International, Inc. (a)	16,840	185,072

		527,088

Environmental Controls — 0.9%
Waste Connections, Inc.	15,727	565,857

Hand & Machine Tools — 0.6%
Regal-Beloit Corp.	5,052	412,041

Machinery – Construction & Mining — 1.0%
Terex Corp. (a)	18,017	620,145

Machinery – Diversified — 0.9%
Chart Industries, Inc. (a)	3,218	257,472
DXP Enterprises, Inc. (a)	2,180	162,846
The Middleby Corp. (a)	980	149,107

		569,425

Manufacturing — 2.3%
Colfax Corp. (a)	9,995	465,167
Crane Co.	3,760	210,034
Hexcel Corp. (a)	26,603	771,753

		1,446,954

Metal Fabricate & Hardware — 0.6%
Northwest Pipe Co. (a)	13,393	374,736

Transportation — 2.1%
Atlas Air Worldwide Holdings, Inc. (a)	6,692	272,766
Forward Air Corp.	3,780	140,956
Landstar System, Inc.	9,230	526,941
Quality Distribution, Inc. (a)	24,965	209,956
Werner Enterprises, Inc.	8,200	197,948

		1,348,567

		10,124,174

Technology — 13.5%
Computers — 1.9%
FleetMatics Group PLC (a)	3,790	91,908
Fortinet, Inc. (a)	27,121	642,225
Fusion-io, Inc. (a) (b)	13,020	213,137
Riverbed Technology, Inc. (a)	16,206	241,631

		1,188,901

Semiconductors — 4.2%
ATMI, Inc. (a)	8,160	183,029
Cavium, Inc. (a)	14,850	576,329
Entegris, Inc. (a)	9,950	98,107
IPG Photonics Corp. (b)	7,564	502,325
Photronics, Inc. (a)	22,730	151,836
Power Integrations, Inc.	3,490	151,501

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Select Small Company Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Silicon Image, Inc. (a)	29,070	$141,280
Teradyne, Inc. (a) (b)	29,680	481,410
Veeco Instruments, Inc. (a) (b)	11,480	440,028

		2,725,845

Software — 7.4%
Athenahealth, Inc. (a) (b)	1,510	146,530
AVG Technologies NV (a) (b)	7,730	107,602
BroadSoft, Inc. (a) (b)	7,330	194,025
Compuware Corp. (a)	19,452	243,150
Concur Technologies, Inc. (a) (b)	4,262	292,629
Cornerstone OnDemand, Inc. (a)	14,820	505,362
Demandware, Inc. (a)	9,645	244,501
Guidewire Software, Inc. (a)	6,542	251,474
Imperva, Inc. (a)	4,690	180,565
Infoblox, Inc. (a)	10,830	235,011
InnerWorkings, Inc. (a) (b)	11,040	167,146
Jive Software, Inc. (a) (b)	15,230	231,496
MedAssets, Inc. (a)	27,912	537,306
Proofpoint, Inc. (a)	7,020	118,357
QLIK Technologies, Inc. (a)	27,254	703,971
Qualys, Inc. (a)	7,850	96,869
RADWARE Ltd. (a) (b)	4,020	151,675
Solarwinds, Inc. (a)	1,689	99,820
The Ultimate Software Group, Inc. (a)	2,390	248,942

		4,756,431

		8,671,177

TOTAL COMMON STOCK (Cost $49,887,478)		62,570,056

TOTAL EQUITIES (Cost $49,887,478)		62,570,056

MUTUAL FUNDS — 13.8%
Diversified Financial — 13.8%
iShares Russell 2000 Growth Index Fund (b)	8,530	919,108
iShares Russell 2000 Index Fund (b)	1,840	173,438
State Street Navigator Securities Lending Prime Portfolio (c)	7,741,300	7,741,300

		8,833,846

TOTAL MUTUAL FUNDS (Cost $8,795,856)		8,833,846

TOTAL LONG-TERM INVESTMENTS (Cost $58,683,334)		71,403,902

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 1.1%
Repurchase Agreement — 1.1%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/28/13, 0.010%, due 4/01/13 (d)	$671,928	$671,928

Time Deposits — 0.0%
Euro Time Deposit 0.010% 4/01/13	11,781	11,781

TOTAL SHORT-TERM INVESTMENTS (Cost $683,709)		683,709

TOTAL INVESTMENTS — 112.6% (Cost $59,367,043) (e)		72,087,611

Other Assets/(Liabilities) — (12.6)%		(8,046,811)

NET ASSETS — 100.0%		$64,040,800

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2013, was $7,542,470. Total securities on loan may not correspondwith the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	Represents investment of security lending collateral. (Note 2).
(d)	Maturity value of $671,929. Collateralized by U.S. Government Agency obligations with rates ranging from 3.500% – 4.000%, maturity dates ranging from 2/01/32 – 8/15/39, and an aggregate market value, including accrued interest, of $688,771.
(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Select Diversified International Fund – Portfolio of Investments

March 31, 2013 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.5%

COMMON STOCK — 97.1%
Basic Materials — 4.8%
Chemicals — 2.8%
BASF SE	23,009	$2,015,942
Solvay SA Class A	17,961	2,434,243

		4,450,185

Forest Products & Paper — 0.8%
UPM-Kymmene OYJ	111,204	1,245,820

Machinery – Construction & Mining — 0.6%
Rio Tinto PLC	21,733	1,023,640

Mining — 0.6%
First Quantum Minerals Ltd.	46,891	891,799

		7,611,444

Communications — 7.9%
Media — 0.7%
Pearson PLC	59,355	1,069,639

Telecommunications — 7.2%
Nippon Telegraph & Telephone Corp.	25,700	1,121,124
Telefonaktiebolaget LM Ericsson Class B	209,161	2,609,797
Telefonica SA	118,388	1,600,242
Telenor ASA	93,057	2,040,920
Vodafone Group PLC	1,434,772	4,072,383

		11,444,466

		12,514,105

Consumer, Cyclical — 12.3%
Airlines — 0.8%
Japan Airlines Co. Ltd.	26,500	1,236,234

Auto Manufacturers — 3.7%
Honda Motor Co. Ltd.	79,200	3,051,848
Nissan Motor Co. Ltd. (a)	123,400	1,195,696
Renault SA	26,297	1,651,307

		5,898,851

Automotive & Parts — 1.7%
Bridgestone Corp.	42,200	1,423,622
Sumitomo Electric Industries Ltd.	107,900	1,325,518

		2,749,140

Distribution & Wholesale — 1.6%
Marubeni Corp. (a)	138,000	1,055,199
Sumitomo Corp. (a)	116,300	1,466,789

		2,521,988

Food Services — 1.3%
Sodexo	21,741	2,027,134

	Number of Shares	Value
Home Builders — 0.9%
Daiwa House Industry Co. Ltd. (a)	78,000	$1,527,224

Lodging — 1.4%
InterContinental Hotels Group PLC	72,242	2,208,727

Retail — 0.9%
Kingfisher PLC	323,806	1,419,288

		19,588,586

Consumer, Non-cyclical — 15.0%
Agriculture — 1.5%
British American Tobacco PLC	13,521	723,950
Japan Tobacco, Inc.	52,300	1,673,901

		2,397,851

Beverages — 1.7%
Kirin Holdings Co. Ltd.	56,000	902,201
SABMiller PLC	35,024	1,844,561

		2,746,762

Commercial Services — 0.5%
Experian PLC	43,823	762,135

Foods — 2.2%
Seven & I Holdings Co. Ltd.	57,300	1,900,316
Unilever NV	38,035	1,559,216

		3,459,532

Pharmaceuticals — 9.1%
Bayer AG	28,753	2,966,670
Novartis AG	45,717	3,255,574
Otsuka Holdings Co. Ltd. (a)	39,400	1,372,190
Roche Holding AG	6,903	1,611,665
Sanofi	52,434	5,346,987

		14,553,086

		23,919,366

Diversified — 2.5%
Holding Company – Diversified — 2.5%
Hutchison Whampoa Ltd.	243,000	2,544,039
Wharf Holdings Ltd.	163,000	1,457,869

		4,001,908

Energy — 9.6%
Coal — 0.8%
China Shenhua Energy Co. Ltd. Class H	353,000	1,279,689

Oil & Gas — 8.8%
ENI SpA	214,487	4,816,277
PetroChina Co. Ltd. Class H	800,000	1,054,433
Repsol YPF SA	95,208	1,937,218
Royal Dutch Shell PLC Class A	155,245	5,041,745
Tullow Oil PLC	66,465	1,244,074

		14,093,747

		15,373,436

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Select Diversified International Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Financial — 31.0%
Banks — 17.7%
Australia & New Zealand Banking Group Ltd.	100,694	$3,002,571
Barclays PLC	589,217	2,611,399
BNP Paribas	57,633	2,969,112
China Construction Bank Corp. Class H	2,154,000	1,764,181
Danske Bank A/S (b)	72,937	1,307,575
HSBC Holdings PLC	589,034	6,270,791
Intesa Sanpaolo SpA	685,538	1,010,258
Mitsubishi UFJ Financial Group, Inc. (a)	393,300	2,370,736
Nordea Bank AB	65,789	746,492
Sberbank of Russia Sponsored ADR (Russia)	87,011	1,109,390
Societe Generale SA (b)	44,173	1,457,230
Sumitomo Mitsui Financial Group, Inc.	87,900	3,607,026

		28,226,761

Diversified Financial — 3.3%
African Bank Investments Ltd. (a)	149,818	493,709
Credit Suisse Group	57,537	1,518,485
Deutsche Boerse AG	20,847	1,262,503
ORIX Corp. (a) (b)	156,800	2,002,755

		5,277,452

Insurance — 7.6%
Allianz SE	27,618	3,752,648
AXA SA	91,228	1,572,634
The Dai-ichi Life Insurance Co. Ltd.	543	729,466
ING Groep NV (b)	162,725	1,169,464
Prudential PLC	157,855	2,568,683
Swiss Re AG	27,405	2,230,328

		12,023,223

Real Estate — 1.8%
China Overseas Land & Investment Ltd.	240,000	665,863
Mitsui Fudosan Co. Ltd. (a)	74,000	2,110,963

		2,776,826

Real Estate Investment Trusts (REITS) — 0.6%
Goodman Group	197,813	986,584

		49,290,846

Industrial — 7.6%
Aerospace & Defense — 1.1%
European Aeronautic Defence and Space Co.	33,889	1,727,815

Building Materials — 1.8%
Compagnie de Saint-Gobain	43,064	1,598,265

	Number of Shares	Value
Lafarge SA	19,289	$1,282,922

		2,881,187

Electrical Components & Equipment — 3.1%
Hitachi Ltd. (a)	470,000	2,741,160
Schneider Electric SA	30,274	2,214,327

		4,955,487

Machinery – Diversified — 0.8%
Mitsubishi Heavy Industries Ltd.	214,000	1,238,702

Transportation — 0.8%
Yamato Holdings Co. Ltd. (a)	68,300	1,239,338

		12,042,529

Technology — 3.1%
Office Equipment/Supplies — 1.4%
Canon, Inc.	58,900	2,172,058

Semiconductors — 1.7%
ASML Holding NV	22,482	1,513,694
Samsung Electronics Co., Ltd.	926	1,261,215

		2,774,909

		4,946,967

Utilities — 3.3%
Electric — 1.3%
Cia Energetica de Minas Gerais Sponsored ADR (Brazil) (a)	66,200	784,470
Iberdrola SA	284,724	1,327,784

		2,112,254

Gas — 1.5%
Centrica PLC	287,832	1,610,719
Gaz De France	43,269	833,972

		2,444,691

Water — 0.5%
Suez Environnement Co.	54,960	701,384

		5,258,329

TOTAL COMMON STOCK (Cost $140,231,713)		154,547,516

PREFERRED STOCK — 1.4%

Consumer, Cyclical — 1.4%
Auto Manufacturers — 1.4%
Volkswagen AG 2.070%	11,266	2,239,465

TOTAL PREFERRED STOCK (Cost $2,053,864)		2,239,465

TOTAL EQUITIES (Cost $142,285,577)		156,786,981

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Select Diversified International Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
MUTUAL FUNDS — 7.6%
Diversified Financial — 7.6%
State Street Navigator Securities Lending Prime Portfolio (c)	12,069,214	$12,069,214

TOTAL MUTUAL FUNDS (Cost $12,069,214)		12,069,214

TOTAL LONG-TERM INVESTMENTS (Cost $154,354,791)		168,856,195

	Principal Amount
SHORT-TERM INVESTMENTS — 1.7%
Repurchase Agreement — 1.6%
State Street Bank & Trust Co. Repurchase Agreement, dated 03/28/13, 0.010%, due 4/01/13 (d)	$2,627,822	2,627,822

Time Deposits — 0.1%
Euro Time Deposit 0.010% 4/01/13	177,999	177,999

TOTAL SHORT-TERM INVESTMENTS (Cost $2,805,821)		2,805,821

TOTAL INVESTMENTS — 107.8% (Cost $157,160,612) (e)		171,662,016

Other Assets/(Liabilities) — (7.8)%		(12,459,619)

NET ASSETS — 100.0%		$159,202,397

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2013, was $11,471,349. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(b)	Non-income producing security.
(c)	Represents investment of security lending collateral. (Note 2).
(d)	Maturity value of $2,627,824. Collateralized by U.S. Government Agency obligations with a rate of 3.500%, maturity date of 2/01/32, and an aggregate market value, including accrued interest, of $2,683,108.
(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolios of investments.

MM MSCI EAFE International Index Fund – Portfolio of Investments

March 31, 2013 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.1%

COMMON STOCK — 96.5%
Basic Materials — 7.7%
Chemicals — 3.2%
Air Liquide	4,103	$498,899
Air Water, Inc.	2,000	27,880
Akzo Nobel NV	3,136	199,263
Arkema	856	77,957
Asahi Kasei Corp. (a)	17,000	114,829
BASF SE	12,062	1,056,817
Brenntag AG	694	108,386
Croda International PLC	1,716	71,571
Daicel Corp.	4,000	31,324
Denki Kagaku Kogyo KK	5,000	18,049
EMS-Chemie Holding AG Registered	102	30,732
Givaudan SA Registered	108	132,703
Hitachi Chemical Co. Ltd. (a)	1,100	16,856
Incitec Pivot Ltd.	20,381	65,824
Israel Chemicals Ltd.	5,613	72,616
Johnson Matthey PLC	2,752	96,262
JSR Corp.	2,400	49,174
K+S AG	2,287	106,384
Kaneka Corp.	3,000	17,347
Kansai Paint Co. Ltd. (a)	3,000	33,356
Koninklijke DSM NV	1,995	116,224
Lanxess AG	1,133	80,367
Linde AG	2,437	453,334
Lonza Group AG Registered	736	47,797
Mitsubishi Chemical Holding Corp.	18,500	88,060
Mitsubishi Gas Chemical Co., Inc. (a)	6,000	39,709
Mitsui Chemicals, Inc. (a)	9,000	19,611
Nitto Denko Corp.	2,200	132,203
Shin-Etsu Chemical Co. Ltd. (a)	5,500	364,986
Showa Denko KK (a)	22,000	33,177
Solvay SA Class A	774	104,900
Sumitomo Chemical Co. Ltd. (a)	19,000	59,708
Syngenta AG	1,221	510,355
Taiyo Nippon Sanso Corp. (a)	3,000	20,872
Ube Industries Ltd. (a)	11,000	21,708
Yara International ASA	2,397	109,025

		5,028,265

Forest Products & Paper — 0.2%
Nippon Paper Group, Inc. (a) (b) (c)	1,000	15,255
Oji Holdings Corp. (a)	12,000	45,083
Stora Enso Oyj Class R	7,353	47,634
Svenska Cellulosa AB Class B	7,582	195,767
UPM-Kymmene OYJ	7,343	82,264

		386,003

	Number of Shares	Value
Iron & Steel — 0.6%
ArcelorMittal	13,000	$167,923
Daido Steel Co. Ltd.	3,000	15,987
Evraz PLC	3,616	12,275
Fortescue Metals Group Ltd. (a)	19,411	80,390
Hitachi Metals Ltd. (a)	2,000	19,146
The Japan Steel Works Ltd. (a)	5,000	26,490
JFE Holdings, Inc. (a)	6,400	123,721
Kobe Steel Ltd. (a) (b)	36,000	42,355
Nippon Steel Corp. (a)	100,000	254,497
Salzgitter AG	421	16,902
ThyssenKrupp AG (b)	5,016	102,085
Voestalpine AG	1,455	44,735
Yamato Kogyo Co. Ltd. (a)	400	10,961

		917,467

Machinery – Construction & Mining — 1.1%
BHP Billiton PLC	27,764	806,094
Rio Tinto PLC	17,623	830,056

		1,636,150

Metal Fabricate & Hardware — 0.0%
Norsk Hydro ASA	11,952	51,983

Mining — 2.6%
Alumina Ltd. (b)	34,279	40,054
Anglo American PLC	18,305	471,222
Antofagasta PLC	5,427	81,263
BHP Billiton Ltd.	42,185	1,443,570
Boliden AB	3,457	55,765
Eurasian Natural Resources Corp. PLC	2,740	10,261
Fresnillo PLC	2,242	46,338
Glencore International PLC (a)	51,626	280,689
Iluka Resources Ltd. (a)	5,497	53,749
Kazakhmys PLC	2,277	13,594
Mitsubishi Materials Corp.	15,000	42,423
Newcrest Mining Ltd.	9,956	208,054
Orica Ltd.	4,746	121,119
OZ Minerals Ltd. (a)	3,384	18,869
Randgold Resources Ltd.	1,140	98,168
Rio Tinto Ltd.	5,743	343,140
Sumitomo Metal Mining Co. Ltd. (a)	7,000	99,434
Umicore SA	1,404	66,049
Vedanta Resources PLC	1,146	17,525
Xstrata PLC	27,670	451,013

		3,962,299

		11,982,167

Communications — 6.7%
Advertising — 0.2%
Dentsu, Inc. (a)	2,300	68,814
Hakuhodo DY Holdings, Inc.	250	19,265

The accompanying notes are an integral part of the portfolios of investments.

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
JCDecaux SA (a)	717	$19,704
Publicis Groupe	2,348	157,623

		265,406

Internet — 0.2%
Dena Co. Ltd. (a)	1,400	38,141
Gree, Inc. (a)	1,000	12,583
Iliad SA	301	64,077
M3, Inc. (a)	8	15,597
Rakuten, Inc.	9,000	92,082
SBI Holdings, Inc. (a)	2,342	20,799
Trend Micro, Inc. (a)	1,400	39,327
United Internet AG	1,474	35,852
Yahoo! Japan Corp. (a)	189	87,088

		405,546

Media — 1.2%
Axel Springer AG	426	18,466
British Sky Broadcasting Group PLC	14,301	191,946
ITV PLC	50,375	99,125
Jupiter Telecommunications Co. Ltd.	30	39,289
Kabel Deutschland Holding AG	1,212	111,759
Lagardere S.C.A	1,568	57,776
Pearson PLC	10,955	197,421
Reed Elsevier NV	8,802	150,882
Reed Elsevier PLC	16,054	191,123
Singapore Press Holdings Ltd. (a)	20,000	72,334
Vivendi SA	17,382	360,000
Wolters Kluwer NV	4,180	91,347
WPP PLC	16,403	262,361

		1,843,829

Telecommunications — 5.1%
Belgacom SA	1,971	49,045
Bezeq Israeli Telecommunication Corp. Ltd.	27,986	38,839
BT Group PLC	103,607	436,558
Deutsche Telekom AG	37,119	392,495
Elisa OYJ (a)	1,959	36,408
Eutelsat Communications SA	1,714	60,472
France Telecom SA	23,996	243,312
HKT Trust / HKT Ltd.	28,000	28,021
Inmarsat PLC	5,818	62,249
KDDI Corp. (a)	7,000	292,866
Koninklijke KPN NV (a)	12,679	42,964
Millicom International Cellular SA	786	62,845
NICE Systems Ltd. (b)	652	24,037
Nippon Telegraph & Telephone Corp.	5,800	253,016
Nokia Oyj (a)	50,583	165,232
NTT DOCOMO, Inc. (a)	203	301,698
PCCW Ltd.	43,000	19,846
Portugal Telecom SGPS SA	8,526	42,385
SES SA	3,907	122,512
Singapore Telecommunications Ltd.	103,000	298,647

	Number of Shares	Value
Softbank Corp. (a)	12,400	$571,393
StarHub Ltd. (a)	9,000	31,596
Swisscom AG	296	137,006
TDC A/S	8,613	66,520
Tele2 AB Class B	3,967	69,120
Telecom Corp. of New Zealand Ltd.	25,576	50,151
Telecom Italia SpA	125,226	88,933
Telecom Italia SpA- RSP	76,925	47,516
Telefonaktiebolaget LM Ericsson Class B	40,006	499,173
Telefonica SA	53,641	725,061
Telekom Austria AG	2,290	15,041
Telenet Group Holding NV	609	30,112
Telenor ASA	9,210	201,993
TeliaSonera AB	27,821	198,890
Telstra Corp. Ltd.	57,901	272,201
Vodafone Group PLC	645,539	1,832,265
Ziggo NV	1,728	60,840

		7,871,258

		10,386,039

Consumer, Cyclical — 10.7%
Airlines — 0.2%
All Nippon Airways Co. Ltd.	17,000	35,095
Cathay Pacific Airways Ltd.	13,000	22,247
Deutsche Lufthansa AG	2,968	57,984
International Consolidated Airlines Group SA (b)	12,815	49,533
Japan Airlines Co. Ltd.	800	37,320
Qantas Airways Ltd. (b)	11,978	22,292
Singapore Airlines Ltd.	7,000	61,422

		285,893

Apparel — 0.4%
Adidas AG	2,753	285,852
Asics Corp. (a)	1,600	26,480
Burberry Group PLC	5,660	114,402
Christian Dior SA	699	116,159
Hugo Boss AG	351	39,334
Yue Yuen Industrial Holdings Ltd.	11,000	35,949

		618,176

Auto Manufacturers — 3.3%
Bayerische Motoren Werke AG	4,362	376,581
Daihatsu Motor Co. Ltd. (a)	3,000	62,327
Daimler AG	11,931	649,441
Fiat Industrial SpA	10,982	123,596
Fiat SpA (b)	11,302	60,406
Fuji Heavy Industries Ltd.	8,000	127,090
Hino Motors Ltd. (a)	3,000	32,580
Honda Motor Co. Ltd. (a)	21,400	824,616
Isuzu Motors Ltd.	15,000	90,783
Mazda Motor Corp. (a) (b)	34,000	100,368
Mitsubishi Motors Corp. (a) (b)	51,000	53,386

The accompanying notes are an integral part of the portfolios of investments.

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Nissan Motor Co. Ltd. (a)	32,700	$316,850
Peugeot SA (a) (b)	2,482	18,017
Renault SA	2,595	162,952
Scania AB	4,376	91,830
Suzuki Motor Corp. (a)	4,800	107,640
Toyota Motor Corp.	36,200	1,865,621
Volkswagen AG	364	68,486

		5,132,570

Automotive & Parts — 1.1%
Aisin Seiki Co.	2,600	95,797
Bridgestone Corp.	8,600	290,122
Cie Generale des Etablissements Michelin Class B	2,397	200,852
Continental AG	1,424	170,373
Denso Corp.	6,400	272,143
GKN PLC	21,789	87,852
JTEKT Corp.	2,400	22,735
Koito Manufacturing Co. Ltd.	1,000	17,262
NGK Spark Plug Co., Ltd.	3,000	46,044
NHK Spring Co. Ltd. (a)	1,700	17,762
NOK Corp. (a)	1,100	15,908
Nokian Renkaat OYJ	1,434	63,989
Pirelli & C. SpA	3,372	35,420
Stanley Electric Co. Ltd.	2,200	38,134
Sumitomo Electric Industries Ltd.	10,000	122,847
Sumitomo Rubber Industries Ltd.	2,600	43,631
Toyoda Gosei Co. Ltd. (a)	700	16,823
Toyota Boshoku Corp. (a)	700	9,904
Toyota Industries Corp.	2,000	73,635

		1,641,233

Distribution & Wholesale — 1.1%
Hitachi High-Technologies Corp. (a)	700	14,649
ITOCHU Corp. (a)	19,900	244,105
Jardine Cycle & Carriage Ltd. (a)	1,000	41,274
Li & Fung Ltd.	74,000	102,203
Marubeni Corp. (a)	22,000	168,220
Mitsubishi Corp. (a)	18,500	347,558
Mitsui & Co. Ltd. (a)	22,900	322,081
Sojitz Corp. (a)	13,300	20,867
Sumitomo Corp. (a)	14,800	186,659
Toyota Tsusho Corp.	2,700	69,220
Wolseley PLC	3,623	181,062

		1,697,898

Electrical Components & Equipment — 0.0%
Sharp Corp. (a) (b)	14,000	40,067

Entertainment — 0.2%
OPAP SA	2,408	19,013
Oriental Land Co. Ltd. (a)	700	114,662
Tabcorp Holdings Ltd.	10,763	36,258
Tatts Group Ltd.	17,369	57,435

	Number of Shares	Value
Toho Co. Ltd.	1,700	$35,544

		262,912

Food Services — 0.3%
Compass Group PLC	23,811	304,248
Sodexo	1,237	115,338

		419,586

Holding Company – Diversified — 0.0%
TUI Travel PLC	6,833	33,923

Home Builders — 0.2%
Daiwa House Industry Co. Ltd. (a)	7,000	137,059
Sekisui Chemical Co. Ltd. (a)	6,000	66,424
Sekisui House Ltd.	7,000	95,249

		298,732

Home Furnishing — 0.3%
Electrolux AB Class B (a)	2,955	75,292
Panasonic Corp. (a)	28,900	217,499
Sony Corp. (a)	13,300	230,868

		523,659

Leisure Time — 0.2%
Carnival PLC	2,495	87,615
Flight Centre Ltd. (a)	699	24,561
Sankyo Co. Ltd.	700	32,784
Sega Sammy Holdings, Inc. (a)	2,700	54,229
Shimano, Inc.	1,000	81,896
Yamaha Corp.	1,700	16,564
Yamaha Motor Co. Ltd. (a)	3,900	52,809

		350,458

Lodging — 0.7%
Accor SA	1,866	64,857
City Developments Ltd. (a)	6,000	54,947
Crown Ltd.	5,134	65,942
Echo Entertainment Group Ltd.	10,587	38,453
Galaxy Entertainment Group Ltd. (b)	27,000	113,138
Genting Singapore PLC (a)	82,000	99,092
InterContinental Hotels Group PLC	3,598	110,005
MGM China Holdings Ltd.	10,400	22,403
Sands China Ltd.	32,400	168,077
Shangri-La Asia Ltd.	22,000	43,369
SJM Holdings Ltd.	25,000	62,654
SKYCITY Entertainment Group Ltd.	9,068	33,499
Whitbread PLC	2,406	94,219
Wynn Macau Ltd. (b)	20,000	53,513

		1,024,168

Retail — 2.4%
ABC-Mart, Inc. (a)	300	11,437
Aeon Co. Ltd. (a)	8,200	106,158
Cie Financiere Richemont SA	6,858	539,113
Citizen Holdings Co. Ltd. (a)	2,800	14,329
Don Quijote Co. Ltd. (a)	700	31,052

The accompanying notes are an integral part of the portfolios of investments.

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
FamilyMart Co. Ltd.	800	$36,569
Fast Retailing Co. Ltd.	700	223,877
Harvey Norman Holdings Ltd. (a)	5,640	16,105
Hennes & Mauritz AB Class B	12,480	446,918
Inditex SA	2,851	379,937
Isetan Mitsukoshi Holdings Ltd. (a)	4,800	69,378
J Front Retailing Co. Ltd.	7,000	54,718
Kingfisher PLC	30,098	131,924
Lawson, Inc. (a)	800	61,459
Marks & Spencer Group PLC	20,428	121,091
Marui Group Co. Ltd. (a)	2,400	24,935
McDonald’s Holdings Co. Japan Ltd. (a)	700	18,833
Next PLC	2,115	140,561
Nitori Holdings Co. Ltd.	500	38,642
PPR	980	215,754
Shimamura Co. Ltd.	300	35,115
Swatch Group AG	410	238,708
The Swatch Group AG	571	58,004
Takashimaya Co. Ltd. (a)	3,000	29,778
USS Co. Ltd. (a)	320	36,772
Wesfarmers Ltd.	13,227	555,216
Yamada Denki Co. Ltd. (a)	1,200	55,047

		3,691,430

Storage & Warehousing — 0.0%
Mitsubishi Logistics Corp.	2,000	37,115

Textiles — 0.2%
Kuraray Co. Ltd. (a)	4,500	63,462
Teijin Ltd. (a)	14,000	32,452
Toray Industries, Inc. (a)	20,000	135,814

		231,728

Toys, Games & Hobbies — 0.1%
Namco Bandai Holdings, Inc. (a)	2,500	44,302
Nintendo Co. Ltd. (a)	1,400	151,502
Sanrio Co. Ltd. (a)	500	22,190

		217,994

		16,507,542

Consumer, Non-cyclical — 22.7%
Agriculture — 1.6%
British American Tobacco PLC	25,383	1,359,073
Golden Agri-Resources Ltd. (a)	90,000	42,178
Imperial Tobacco Group PLC	12,991	454,855
Japan Tobacco, Inc.	14,300	457,682
Swedish Match AB	2,570	79,858
Wilmar International Ltd. (a)	24,000	66,956

		2,460,602

Beverages — 2.7%
Asahi Group Holdings Ltd.	5,100	122,113
Carlsberg A/S Class B	1,362	132,852
Coca Cola Hellenic Bottling Co. SA	2,589	69,360

	Number of Shares	Value
Coca-Cola Amatil Ltd.	7,495	$113,968
Coca-Cola West Co. Ltd.	600	10,464
DE Master Blenders 1753 NV (b)	7,193	111,241
Diageo PLC	32,875	1,035,199
Heineken Holding NV Class A	1,262	80,909
Heineken NV	3,084	232,799
InBev NV	10,541	1,044,743
Kirin Holdings Co. Ltd. (a)	11,000	177,218
Pernod-Ricard SA	2,780	346,777
Remy Cointreau SA	323	37,349
SABMiller PLC	12,558	661,375
Treasury Wine Estates Ltd.	7,694	45,813

		4,222,180

Biotechnology — 0.4%
CSL Ltd.	6,594	408,342
Novozymes A/S	3,252	110,201

		518,543

Commercial Services — 1.4%
Abertis Infraestructuras SA (a)	4,533	76,532
Adecco SA	1,782	97,713
Aggreko PLC	3,613	98,231
Atlantia SpA	4,106	65,045
Babcock International Group PLC	4,476	74,179
Benesse Holdings, Inc. (a)	900	38,317
Brambles Ltd.	20,596	182,257
Bunzl PLC	4,154	81,922
Bureau Veritas SA	691	86,045
Capita PLC	8,762	119,909
Dai Nippon Printing Co. Ltd. (a)	7,000	66,828
Edenred	2,141	70,107
Experian PLC	13,295	231,216
G4S PLC	17,495	77,678
Intertek Group PLC	2,162	111,696
Park24 Co. Ltd.	1,200	23,495
Randstad Holding NV	1,554	63,685
Secom Co. Ltd.	2,800	144,675
Securitas AB Class B	4,444	41,884
Serco Group PLC	6,447	61,611
SGS SA	73	179,349
Toppan Printing Co. Ltd. (a)	8,000	57,702
Transurban Group	17,175	114,161

		2,164,237

Cosmetics & Personal Care — 0.7%
Beiersdorf AG	1,320	121,940
Kao Corp.	7,000	226,798
L’Oreal	3,188	505,839
Shiseido Co. Ltd. (a)	4,500	63,207
Unicharm Corp. (a)	1,600	91,425

		1,009,209

Foods — 5.7%
Ajinomoto Co., Inc.	9,000	132,347

The accompanying notes are an integral part of the portfolios of investments.

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Aryzta AG	1,119	$66,118
Associated British Foods PLC	4,670	134,947
Barry Callebaut AG	19	18,336
Calbee, Inc. (a)	200	15,755
Carrefour SA	7,950	218,382
Casino Guichard-Perrachon SA	699	73,495
Colruyt SA	1,020	49,343
Danone SA	7,606	529,942
Delhaize Group (a)	1,334	72,921
Distribuidora Internacional de Alimentacion SA	8,048	55,715
First Pacific Co. Ltd.	30,000	40,746
J Sainsbury PLC	16,745	96,367
Jeronimo Martins SGPS SA	2,871	55,903
Kerry Group PLC	2,008	119,715
Kesko OYJ	685	21,415
Kikkoman Corp. (a)	2,000	34,990
Koninlijke Ahold NV	13,393	205,360
Lindt & Spruengli AG	13	50,049
Lindt & Spruengli AG	1	45,117
MEIJI Holdings Co. Ltd. (a)	700	32,083
Metcash Ltd. (a)	12,082	52,225
Metro AG	1,724	49,029
Nestle SA	42,294	3,059,803
Nippon Meat Packers, Inc. (a)	2,000	32,354
Nisshin Seifun Group, Inc. (a)	3,000	39,655
Nissin Foods Holdings Co. Ltd. (a)	900	41,362
Olam International Ltd. (a)	24,000	33,363
Seven & I Holdings Co. Ltd.	9,700	321,694
Suedzucker AG	984	41,573
Tate & Lyle PLC	5,770	74,648
Tesco PLC	105,620	614,080
Toyo Suisan Kaisha Ltd.	1,000	30,888
Unilever NV	21,349	875,186
Unilever PLC	16,840	714,475
WM Morrison Supermarkets PLC	30,352	127,470
Woolworths Ltd.	16,210	572,145
Yakult Honsha Co. Ltd. (a)	1,300	52,441
Yamazaki Baking Co. Ltd.	2,000	26,375

		8,827,812

Health Care – Products — 0.9%
Cie Generale d’Optique Essilor International SA	2,700	300,520
Cochlear Ltd.	727	51,611
Coloplast A/S	1,421	76,424
Elekta AB	4,603	69,911
Fresenius SE & Co. KGaA	1,608	198,481
Getinge AB (a)	2,781	84,946
Luxottica Group SpA	2,132	107,086
QIAGEN NV (b)	3,050	63,626
Shimadzu Corp. (a)	3,000	21,361
Smith & Nephew PLC	11,455	132,521

	Number of Shares	Value
Sonova Holding AG	702	$84,308
Sysmex Corp. (a)	1,000	60,937
Terumo Corp.	1,900	81,679
William Demant Holding (a) (b)	401	33,655

		1,367,066

Health Care – Services — 0.2%
Fresenius Medical Care AG & Co. KGaA	2,715	183,294
Miraca Holdings, Inc.	800	38,403
Ramsay Health Care Ltd.	1,744	58,652
Sonic Healthcare Ltd.	4,677	68,250

		348,599

Household Products — 0.5%
Henkel AG & Co. KGaA	1,670	131,871
Husqvarna AB	5,959	35,218
Reckitt Benckiser Group PLC	8,476	608,199
Societe BIC SA	389	45,204

		820,492

Pharmaceuticals — 8.6%
Actelion Ltd.	1,384	75,209
Alfresa Holdings Corp. (a)	600	32,756
Astellas Pharma, Inc.	5,900	318,249
AstraZeneca PLC	16,321	820,634
Bayer AG	10,837	1,118,137
Celesio AG	917	17,219
Chugai Pharmaceutical Co. Ltd.	2,900	64,675
Daiichi Sankyo Co. Ltd. (a)	9,000	173,546
Dainippon Sumitomo Pharma Co. Ltd. (a)	2,300	40,760
Eisai Co. Ltd. (a)	3,300	147,799
Elan Corp. PLC (b)	6,299	73,142
GlaxoSmithKline PLC	64,362	1,506,498
Grifols SA (b)	1,888	70,205
Grifols SA (b)	79	2,267
Hisamitsu Pharmaceutical Co., Inc.	900	48,753
Kyowa Hakko Kirin Co. Ltd.	3,000	34,012
Medipal Holdings Corp.	1,600	22,533
Merck KGaA	842	127,069
Mitsubishi Tanabe Pharma Corp. (a)	3,200	49,013
Novartis AG	30,162	2,147,880
Novo Nordisk A/S Class B	5,345	872,520
Ono Pharmaceutical Co. Ltd. (a)	1,100	68,094
Orion OYJ (a)	1,380	36,311
Otsuka Holdings Co. Ltd. (a)	4,700	163,688
Roche Holding AG	9,212	2,150,754
Sanofi	15,615	1,592,349
Santen Pharmaceutical Co. Ltd.	1,000	46,411
Shionogi & Co. Ltd.	3,800	76,969
Shire Ltd.	7,402	225,425
Suzuken Co. Ltd.	800	29,019
Taisho Pharmaceutical Holdings Co. Ltd. (a)	400	28,369

The accompanying notes are an integral part of the portfolios of investments.

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Takeda Pharmaceutical Co. Ltd. (a)	10,300	$563,817
Teva Pharmaceutical Industries Ltd.	12,159	483,282
Tsumura & Co. (a)	900	32,914
UCB SA	1,355	86,566

		13,346,844

		35,085,584

Diversified — 1.1%
Holding Company – Diversified — 1.1%
Exor SpA	691	19,366
GEA Group AG	2,463	81,242
Groupe Bruxelles Lambert SA	1,118	85,525
Hutchison Whampoa Ltd.	28,000	293,140
Industrivarden AB	1,824	33,262
Keppel Corp. Ltd.	19,000	171,908
LVMH Moet Hennessy Louis Vuitton SA	3,336	573,113
Noble Group Ltd.	51,000	50,111
NWS Holdings Ltd.	20,314	36,427
Swire Pacific Ltd.	9,500	121,284
Wendel SA	451	47,803
Wharf Holdings Ltd.	20,000	178,880

		1,692,061

Energy — 6.8%
Coal — 0.0%
Whitehaven Coal Ltd. (a)	4,857	10,762

Energy – Alternate Sources — 0.0%
Enel Green Power SpA	23,654	44,421

Oil & Gas — 6.3%
BG Group PLC	44,683	767,065
BP PLC	250,370	1,758,275
Caltex Australia Ltd.	1,973	44,071
Cosmo Oil Co. Ltd. (a) (b)	6,000	12,629
ENI SpA	33,446	751,025
Galp Energia SGPS SA	3,329	52,189
Idemitsu Kosan Co. Ltd.	300	26,129
Inpex Corp. (a)	29	155,870
Japan Petroleum Exploration Co.	300	11,811
JX Holdings, Inc.	29,700	166,944
Lundin Petroleum AB (b)	2,815	60,993
Neste Oil OYJ	1,383	19,523
OMV AG	1,846	78,567
Repsol YPF SA	11,137	226,607
Royal Dutch Shell PLC Class A	49,057	1,593,178
Royal Dutch Shell PLC Class B	34,386	1,144,239
Santos Ltd.	12,726	165,470
Seadrill Ltd.	4,606	167,602
Showa Shell Sekiyu KK	2,000	14,202
StatoilHydro ASA	14,873	363,138
TonenGeneral Sekiyu KK	4,000	39,674
Total SA	27,940	1,335,435
Transocean Ltd.	4,666	241,084

	Number of Shares	Value
Tullow Oil PLC	11,784	$220,570
Woodside Petroleum Ltd.	8,689	325,351

		9,741,641

Oil & Gas Services — 0.4%
AMEC PLC	4,138	66,453
Cie Generale de Geophysique-Veritas (b)	2,028	45,618
Fugro NV	914	50,790
Petrofac Ltd.	3,593	78,288
Saipem SpA	3,380	104,165
Subsea 7 SA	3,846	90,220
Technip SA	1,361	139,619

		575,153

Pipelines — 0.1%
APA Group	10,920	67,903

		10,439,880

Financial — 23.8%
Banks — 13.1%
Aozora Bank Ltd. (a)	13,000	36,695
Australia & New Zealand Banking Group Ltd.	35,655	1,063,188
Banca Monte dei Paschi di Siena SpA (b)	69,293	16,534
Banco Bilbao Vizcaya Argentaria SA	71,336	622,049
Banco de Sabadell SA (a) (b)	39,636	72,837
Banco Espirito Santo SA (b)	28,332	29,061
Banco Popolare SC (b)	23,942	30,392
Banco Popular Espanol SA (b)	76,486	57,270
Banco Santander SA	138,076	934,078
Bank Hapoalim B.M. (b)	13,751	62,398
Bank Leumi Le-Israel (b)	16,344	57,649
Bank of East Asia Ltd.	17,225	67,940
The Bank of Kyoto Ltd. (a)	4,000	39,205
The Bank of Yokohama Ltd. (a)	15,000	87,008
Bankia SA (a) (b)	8,471	1,811
Banque Cantonale Vaudoise	32	17,889
Barclays PLC	152,555	676,121
Bendigo and Adelaide Bank Ltd. (a)	5,268	56,549
BNP Paribas	13,155	677,714
BOC Hong Kong Holdings Ltd.	49,500	165,565
CaixaBank	14,505	49,255
The Chiba Bank Ltd.	10,000	72,095
The Chugoku Bank Ltd.	2,000	32,353
Commerzbank AG (a) (b)	50,914	74,822
Commonwealth Bank of Australia	21,094	1,499,342
Credit Agricole SA (b)	13,042	107,828
Danske Bank A/S (b)	8,781	157,421
DBS Group Holdings, Ltd.	24,000	310,481
Deutsche Bank AG	12,233	477,347
DnB NOR ASA	12,830	188,817
Erste Group Bank AG (b)	2,957	82,549

The accompanying notes are an integral part of the portfolios of investments.

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Fukuoka Financial Group, Inc.	11,000	$55,155
The Gunma Bank Ltd. (a)	6,000	35,816
The Hachijuni Bank Ltd. (a)	6,000	35,907
Hang Seng Bank Ltd.	10,300	165,198
The Hiroshima Bank Ltd.	6,000	29,045
HSBC Holdings PLC	241,374	2,569,641
Intesa Sanpaolo SpA	133,215	196,315
Intesa Sanpaolo SpA	10,099	12,803
The Iyo Bank Ltd.	3,000	27,846
The Joyo Bank Ltd. (a)	9,000	50,201
Julius Baer Group Ltd.	2,970	115,698
KBC Groep NV	3,222	111,158
Lloyds Banking Group PLC (b)	556,979	414,398
Mediobanca SpA	7,022	35,981
Mitsubishi UFJ Financial Group, Inc. (a)	167,000	1,006,643
Mizrahi Tefahot Bank Ltd. (b)	1,338	14,282
Mizuho Financial Group, Inc. (a)	299,200	642,470
National Australia Bank Ltd.	30,458	980,550
Natixis	12,617	47,974
The Nishi-Nippon City Bank Ltd.	10,000	31,047
Nordea Bank AB	34,410	390,442
Oversea-Chinese Banking Corp. Ltd.	34,000	292,519
Pohjola Bank PLC (a)	2,118	30,914
Raiffeisen Bank International AG	527	17,938
Resona Holdings, Inc. (a)	24,700	130,472
Royal Bank of Scotland Group PLC (b)	28,473	119,799
Seven Bank Ltd. (a)	5,700	18,344
Shinsei Bank Ltd. (a)	21,000	48,319
The Shizuoka Bank Ltd. (a)	7,000	79,029
Skandinaviska Enskilda Banken AB (a)	18,635	187,448
Societe Generale SA (b)	9,221	304,193
Standard Chartered PLC	31,621	819,142
Sumitomo Mitsui Financial Group, Inc.	17,600	722,226
Sumitomo Mitsui Trust Holdings, Inc. (a)	40,000	190,263
Suruga Bank Ltd.	3,000	48,173
Svenska Handelsbanken AB (a)	6,613	283,042
Swedbank AB (a)	10,774	245,477
UBI Banca	11,217	41,428
UniCredit SpA (b)	54,104	232,626
United Overseas Bank Ltd.	17,000	279,838
Westpac Banking Corp.	40,390	1,299,159
Wing Hang Bank Ltd.	2,013	21,432
Yamaguchi Financial Group, Inc.	3,000	29,971

		20,234,585

Diversified Financial — 2.1%
Aberdeen Asset Management PLC	10,848	71,084
Acom Co. Ltd. (a) (b)	540	15,447
Aeon Credit Service Co. Ltd. (a)	800	22,677

	Number of Shares	Value
ASX Ltd.	2,168	$82,012
Credit Saison Co. Ltd. (a)	2,200	55,084
Credit Suisse Group	16,511	435,749
Daiwa Securities Group, Inc. (a)	22,000	155,845
Deutsche Boerse AG	2,599	157,397
Eurazeo	317	16,085
Hargreaves Lansdown PLC	2,839	37,470
Hong Kong Exchanges and Clearing Ltd.	14,100	240,836
ICAP PLC	7,823	34,555
Investec PLC	7,174	50,068
Japan Exchange Group, Inc.	600	55,916
London Stock Exchange Group PLC	2,409	48,097
Macquarie Group Ltd.	4,358	169,277
Mitsubishi UFJ Lease & Finance Co. Ltd.	8,500	44,511
Nomura Holdings, Inc. (a)	47,400	293,993
Old Mutual PLC	62,902	194,625
ORIX Corp. (a) (b)	13,900	177,540
Partners Group Holding AG	207	51,110
Schroders PLC	1,535	49,409
Singapore Exchange Ltd.	11,000	68,419
UBS AG	47,798	734,042

		3,261,248

Insurance — 4.9%
Admiral Group PLC	2,702	54,823
Aegon NV	23,666	142,487
Ageas	3,129	105,923
AIA Group Ltd.	158,005	690,525
Allianz SE	5,983	812,951
AMP Ltd.	38,739	210,775
Assicurazioni Generali SpA	15,033	235,324
Aviva PLC	38,878	175,171
AXA SA	23,210	400,106
Baloise Holding AG	622	58,298
CNP Assurances	2,281	31,316
The Dai-ichi Life Insurance Co. Ltd.	114	153,148
Delta Lloyd NV	2,437	42,055
Gjensidige Forsikring ASA	2,782	46,075
Hannover Rueckversicherung AG	777	60,959
ING Groep NV (b)	50,449	362,565
Insurance Australia Group Ltd.	28,002	166,927
Legal & General Group PLC	76,307	200,412
Mapfre SA (a)	11,183	34,604
Mitsui Sumitomo Insurance Group Holdings, Inc.	6,600	147,024
Muenchener Rueckversicherungs AG	2,363	442,110
NKSJ Holdings, Inc. (a)	5,000	105,132
Prudential PLC	33,551	545,956
QBE Insurance Group Ltd.	15,915	224,616
RSA Insurance Group PLC	48,143	85,359
Sampo Oyj	5,431	209,065
SCOR SE	2,110	60,617

The accompanying notes are an integral part of the portfolios of investments.

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Sony Financial Holdings, Inc.	2,500	$37,354
Standard Life PLC	30,925	172,493
Suncorp Group Ltd.	16,648	205,484
Swiss Life Holding AG	397	58,910
Swiss Re AG	4,627	376,564
T&D Holdings, Inc. (a)	7,900	94,592
Tokio Marine Holdings, Inc.	9,000	260,142
Tryg A/S	264	21,327
Vienna Insurance Group AG Wiener Versicherung Gruppe	414	20,059
Zurich Insurance Group AG	1,931	537,784

		7,589,032

Investment Companies — 0.3%
Cheung Kong Infrastructure Holdings Ltd.	7,000	47,985
Delek Group Ltd.	50	14,044
Investment AB Kinnevik	2,675	64,876
Investor AB Class B	6,002	173,612
The Israel Corp. Ltd.	25	18,995
Pargesa Holding SA	291	19,809
Ratos AB	2,041	21,584
Resolution Ltd.	17,751	73,675

		434,580

Real Estate — 1.8%
Aeon Mall Co. Ltd. (a)	800	24,404
Capitaland Ltd.	34,000	97,007
CapitaMalls Asia Ltd.	15,000	24,856
Cheung Kong Holdings	18,000	266,133
Daito Trust Construction Co. Ltd. (a)	900	77,178
Global Logistic Properties Ltd.	26,000	55,097
Hang Lung Properties Ltd.	30,000	112,395
Henderson Land Development Co. Ltd.	12,065	82,586
Hopewell Holdings Ltd.	8,500	34,505
Hulic Co. Ltd. (a)	4,000	32,960
Hysan Development Co. Ltd.	9,035	45,888
IMMOFINANZ AG	12,231	46,363
Keppel Land Ltd. (a)	11,000	35,044
Kerry Properties Ltd.	9,500	42,343
Lend Lease Group	6,816	72,602
Mitsubishi Estate Co. Ltd.	16,000	453,384
Mitsui Fudosan Co. Ltd.	11,000	313,792
New World Development Ltd.	51,000	86,708
Nomura Real Estate Holdings, Inc. (a)	1,600	35,844
NTT Urban Development Corp.	12	14,447
Sino Land Co. Ltd.	38,000	64,597
Sumitomo Realty & Development Co. Ltd.	5,000	194,696
Sun Hung Kai Properties Ltd.	21,000	282,916
Swire Properties Ltd.	14,000	49,941
Swiss Prime Site AG	673	54,504
Tokyu Land Corp. (a)	6,000	56,570

	Number of Shares	Value
UOL Group Ltd.	7,000	$39,452
Wheelock & Co. Ltd.	12,000	64,359

		2,760,571

Real Estate Investment Trusts (REITS) — 1.6%
Ascendas Real Estate Investment Trust	25,000	52,488
British Land Co. PLC	12,313	101,747
CapitaCommercial Trust (a)	24,000	30,705
Capital Shopping Centres Group PLC	8,538	43,445
CapitaMall Trust	31,000	52,312
CFS Retail Property Trust Group	26,113	54,854
Corio NV	915	42,719
Dexus Property Group	58,960	64,196
Federation Centres Ltd.	17,908	44,043
Fonciere Des Regions	385	30,159
Gecina SA (a)	324	37,624
Goodman Group	21,712	108,288
GPT Group	18,143	70,266
Hammerson PLC	8,867	66,435
ICADE (a)	366	32,034
Japan Prime Realty Investment Corp.	11	42,574
Japan Real Estate Investment Corp. (a)	8	110,740
Japan Retail Fund Investment Corp.	26	64,497
Klepierre (a)	1,328	52,210
Land Securities Group PLC	9,908	124,879
The Link REIT	30,000	163,919
Mirvac Group	43,026	72,851
Nippon Building Fund, Inc.	9	126,071
Nomura Real Estate Office Fund, Inc.	3	22,092
Segro PLC	10,516	40,663
Stockland	30,050	114,535
Unibail-Rodamco SE	1,171	272,740
Westfield Group	28,085	317,901
Westfield Retail Trust	37,280	117,441

		2,474,428

Venture Capital — 0.0%
3i Group PLC	13,074	63,072

		36,817,516

Industrial — 11.3%
Aerospace & Defense — 0.9%
BAE Systems PLC	42,904	257,527
Cobham PLC	14,323	52,999
European Aeronautic Defence and Space Co.	5,978	304,786
Finmeccanica SpA (b)	4,363	21,082
Meggitt PLC	10,034	75,143
Rolls-Royce Holdings PLC	24,646	423,507
Safran SA	2,931	130,971
Thales SA	1,259	53,298
Zodiac Aerospace (a)	454	52,930

		1,372,243

The accompanying notes are an integral part of the portfolios of investments.

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Building Materials — 1.1%
Asahi Glass Co. Ltd.	13,000	$90,283
Boral Ltd.	10,093	51,762
Compagnie de Saint-Gobain	5,175	192,063
CRH PLC	9,432	208,415
Daikin Industries Ltd. (a)	3,100	122,276
Fletcher Building Ltd.	8,680	62,353
Geberit AG Registered	492	121,209
HeidelbergCement AG	1,838	132,157
Holcim Ltd.	3,011	240,218
Imerys SA	511	33,230
James Hardie Industries NV	5,709	59,719
Lafarge SA	2,500	166,276
Lixil Group Corp. (a)	3,300	65,830
Rinnai Corp.	400	28,505
Sika AG	27	65,659
Taiheiyo Cement Corp. (a)	16,000	38,422
TOTO Ltd. (a)	3,000	26,947

		1,705,324

Electrical Components & Equipment — 1.0%
Brother Industries Ltd. (a)	3,500	36,254
Casio Computer Co. Ltd. (a) (b)	2,400	18,793
Furukawa Electric Co. Ltd. (a)	7,000	15,482
GS Yuasa Corp. (a)	4,000	16,722
Hitachi Ltd. (a)	61,000	355,768
Legrand SA	3,056	133,342
Mitsubishi Electric Corp.	25,000	203,956
Prysmian SpA	2,677	55,219
Schneider Electric SA	6,913	505,637
Toshiba Corp. (a)	53,000	269,852
Ushio, Inc. (a)	1,100	11,247

		1,622,272

Electronics — 1.3%
Advantest Corp. (a)	2,300	32,518
Fanuc Corp.	2,500	384,615
Hamamatsu Photonics KK (a)	1,100	43,601
Hirose Electric Co. Ltd. (a)	400	52,788
Hoya Corp.	5,700	107,229
Ibiden Co. Ltd. (a)	1,300	20,352
Keyence Corp.	600	184,328
Koninklijke Philips Electronics NV	12,624	375,167
Kyocera Corp.	2,000	183,612
Mabuchi Motor Co. Ltd.	300	16,210
Murata Manufacturing Co. Ltd. (a)	2,600	196,467
NEC Corp. (a)	33,000	88,194
NGK Insulators Ltd. (a)	4,000	42,679
Nidec Corp. (a)	1,400	83,883
Nippon Electric Glass Co. Ltd. (a)	4,000	19,930
Omron Corp.	2,600	65,811
Rexel Promesses	2,024	44,190
Yaskawa Electric Corp. (a)	3,000	30,184
Yokogawa Electric Corp. (a)	2,200	22,122

		1,993,880

	Number of Shares	Value
Engineering & Construction — 1.3%
ABB Ltd.	28,882	$652,262
Acciona SA	360	19,795
ACS Actividades de Construccion y Servicios SA	1,914	44,722
Aeroports de Paris	439	37,259
Aker Kvaerner ASA	2,235	41,775
Auckland International Airport Ltd.	14,235	35,064
Balfour Beatty PLC	9,491	33,959
Boskalis Westminster	998	39,672
Bouygues SA	2,357	63,976
Chiyoda Corp. (a)	2,000	22,410
Ferrovial SA	4,988	79,471
Fraport AG Frankfurt Airport Services Worldwide	574	32,195
Hochtief AG (b)	467	30,387
JGC Corp. (a)	3,000	76,960
Kajima Corp. (a)	9,000	24,466
Kinden Corp.	1,000	6,562
Leighton Holdings Ltd.	2,120	45,501
Obayashi Corp.	9,000	43,095
SembCorp Industries Ltd.	13,000	54,473
Shimizu Corp. (a)	9,000	29,562
Singapore Technologies Engineering Ltd.	19,000	66,172
Skanska AB	5,211	94,299
Sydney Airport	1,115	3,815
Taisei Corp. (a)	14,000	38,959
Vinci SA	6,124	276,195
WorleyParsons Ltd.	2,602	67,147

		1,960,153

Environmental Controls — 0.0%
Kurita Water Industries Ltd. (a)	1,700	37,697

Hand & Machine Tools — 0.4%
Fuji Electric Co. Ltd. (a)	6,000	17,627
Makita Corp. (a)	1,400	62,420
Sandvik AB	13,422	207,123
Schindler Holding AG	657	96,327
Schindler Holding AG	299	42,670
SMC Corp. (a)	700	135,998
THK Co. Ltd. (a)	1,800	35,697

		597,862

Machinery – Construction & Mining — 0.5%
Atlas Copco AB	5,070	128,560
Atlas Copco AB A Shares	8,719	248,449
Hitachi Construction Machinery Co. Ltd. (a)	1,600	34,428
Komatsu Ltd.	12,400	295,942

		707,379

Machinery – Diversified — 1.0%
Alstom SA	2,920	119,126
Amada Co. Ltd.	4,000	26,562
Andritz AG	929	62,377

The accompanying notes are an integral part of the portfolios of investments.

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Hexagon AB	2,929	$79,885
IHI Corp. (a)	18,000	54,793
Kawasaki Heavy Industries Ltd. (a)	19,000	60,260
Kone OYJ (a)	2,066	162,877
Kubota Corp. (a)	14,000	202,971
MAN SE	546	58,745
Metso OYJ (a)	1,600	68,358
Mitsubishi Heavy Industries Ltd.	40,000	231,533
Nabtesco Corp. (a)	1,100	22,574
Sumitomo Heavy Industries Ltd. (a)	8,000	31,726
Volvo AB	19,838	289,060
The Weir Group PLC	2,871	98,812
Zardoya Otis SA	2,368	31,669

		1,601,328

Manufacturing — 1.4%
Alfa Laval AB	4,496	103,881
ALS Ltd. (a)	4,502	49,278
FUJIFILM Holdings Corp. (a)	6,100	120,827
IMI PLC	3,983	78,432
Invensys PLC	10,560	56,498
Konica Minolta Holdings, Inc. (a)	6,500	47,605
Melrose Industries PLC	15,579	62,878
Nikon Corp. (a)	4,500	106,061
Olympus Corp. (a) (b)	2,800	66,520
Orkla ASA	9,504	76,251
Siemens AG	10,975	1,182,337
Smiths Group PLC	5,253	100,671
Sulzer AG	319	54,635
Wartsila OYJ Abp (a)	2,224	100,334

		2,206,208

Metal Fabricate & Hardware — 0.4%
Assa Abloy AB Series B	4,410	180,383
Maruichi Steel Tube Ltd.	500	11,675
NSK Ltd. (a)	6,000	45,736
Sims Metal Management Ltd. (a)	1,751	18,351
SKF AB	5,079	124,271
Tenaris SA (a)	6,076	123,643
Vallourec SA	1,294	62,262

		566,321

Packaging & Containers — 0.2%
Amcor Ltd.	16,323	158,500
Rexam PLC	9,684	77,658
Toyo Seikan Kaisha Ltd.	2,300	31,869

		268,027

Shipbuilding — 0.0%
SembCorp Marine Ltd. (a)	12,000	42,974
Yangzijiang Shipbuilding Holdings Ltd. (a)	33,000	25,867

		68,841

Transportation — 1.8%
AP Moeller – Maersk A/S	17	133,523

	Number of Shares	Value
AP Moeller – Maersk A/S	7	$52,455
Asciano Group	12,415	72,595
Aurizon Holdings Ltd.	24,187	101,895
Central Japan Railway Co.	1,900	200,810
ComfortDelGro Corp. Ltd.	27,000	41,632
Deutsche Post AG	12,045	277,963
DSV A/S (a)	2,416	58,494
East Japan Railway	4,400	362,175
Groupe Eurotunnel SA	7,260	57,851
Hankyu Hanshin Holdings, Inc. (a)	16,000	96,644
Hutchison Port Holdings Trust	68,000	57,882
Kamigumi Co. Ltd.	4,000	36,787
Keikyu Corp. (a)	6,000	62,677
Keio Corp.	8,000	68,759
Keisei Electric Railway Co. Ltd.	4,000	42,276
Kintetsu Corp. (a)	22,000	102,537
Koninklijke Vopak NV	905	54,588
Kuehne & Nagel International AG	750	81,907
Mitsui OSK Lines Ltd. (a) (b)	15,000	49,717
MTR Corp.	18,000	71,626
Nippon Express Co. Ltd. (a)	11,000	52,807
Nippon Yusen KK (a)	21,000	54,077
Odakyu Electric Railway Co. Ltd. (a)	8,000	99,731
Orient Overseas International Ltd.	2,500	16,941
TNT Express NV	4,413	32,463
Tobu Railway Co. Ltd.	13,000	74,616
Tokyu Corp. (a)	15,000	111,073
Toll Holdings Ltd.	9,224	57,155
West Japan Railway Co. (a)	2,300	110,675
Yamato Holdings Co. Ltd. (a)	4,700	85,284

		2,779,615

		17,487,150

Technology — 2.2%
Computers — 0.3%
Atos Origin SA	724	49,859
Cap Gemini SA	2,014	91,794
Computershare Ltd.	5,762	61,355
Fujitsu LTD (a)	25,000	104,379
Gemalto NV	1,069	93,291
Itochu Techno-Solutions Corp. (a)	300	14,846
NTT Data Corp. (a)	16	52,847
Otsuka Corp.	200	21,776
TDK Corp. (a)	1,600	56,117

		546,264

Office Equipment/Supplies — 0.4%
Canon, Inc.	14,800	545,781
Ricoh Co. Ltd. (a)	8,000	87,152

		632,933

Semiconductors — 0.6%
ARM Holdings PLC	18,147	255,271
ASM Pacific Technology Ltd.	2,900	31,952

The accompanying notes are an integral part of the portfolios of investments.

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
ASML Holding NV	4,073	$274,231
Infineon Technologies AG	13,985	110,476
Mellanox Technologies Ltd. (b)	381	21,049
Rohm Co. Ltd. (a)	1,300	45,181
STMicroelectronics NV	8,182	63,013
Sumco Corp. (a)	1,300	14,784
Tokyo Electron Ltd. (a)	2,300	98,069

		914,026

Software — 0.9%
Amadeus IT Holding SA	4,143	112,155
Dassault Systemes SA	846	97,866
Konami Corp. (a)	1,100	21,993
Nexon Co. Ltd.	1,200	11,727
Nomura Research Institute Ltd. (a)	1,100	28,510
Oracle Corp.	400	18,044
SAP AG	12,107	970,249
The Sage Group PLC	15,965	83,382

		1,343,926

		3,437,149

Utilities — 3.5%
Electric — 2.4%
AGL Energy Ltd.	7,051	116,658
Chubu Electric Power Co., Inc. (a)	8,400	102,355
The Chugoku Electric Power Co., Inc. (a)	3,800	49,636
CLP Holdings Ltd.	23,000	201,605
Contact Energy Ltd.	3,939	18,807
E.ON AG	23,696	413,908
EDP – Energias de Portugal SA	23,795	73,445
Electric Power Development Co. Ltd.	1,300	33,085
Electricite de France	3,122	59,904
Enel SpA	86,822	284,778
Fortum OYJ	5,809	117,417
Hokkaido Electric Power Co., Inc. (b)	1,900	19,448
Hokuriku Electric Power Co. (a)	1,800	22,248
HongKong Electric Holdings	18,000	170,080
Iberdrola SA	62,768	292,713
The Kansai Electric Power Co., Inc. (a) (b)	10,100	95,877
Kyushu Electric Power (a) (b)	5,500	56,141
National Grid PLC	47,616	554,501
Origin Energy Ltd.	14,347	199,029
Red Electrica Corp. SA	1,357	68,310
RWE AG	6,315	235,490
Scottish & Southern Energy PLC	12,680	286,511
Shikoku Electric Power Co., Inc. (a) (b)	1,800	25,642
SP AusNet	26,022	32,400
Terna Rete Elettrica Nazionale SpA	16,559	68,689
Tohoku Electric Power Co., Inc. (b)	5,900	47,003

	Number of Shares	Value
The Tokyo Electric Power Co., Inc. (a) (b)	19,700	$48,992
Verbund AG	724	15,706

		3,710,378

Gas — 0.9%
Centrica PLC	68,182	381,549
Enagas SA	2,493	58,251
Gas Natural SDG SA	4,772	84,575
Gaz De France	17,431	335,967
Hong Kong & China Gas Co. Ltd.	68,000	198,187
Osaka Gas Co. Ltd. (a)	25,000	109,299
Snam Rete Gas SpA	21,598	98,534
Toho Gas Co. Ltd. (a)	6,000	38,206
Tokyo Gas Co. Ltd. (a)	32,000	172,969

		1,477,537

Water — 0.2%
Severn Trent PLC	2,932	76,308
Suez Environnement Co.	3,832	48,903
United Utilities Group PLC	9,101	98,027
Veolia Environnement SA	4,457	56,264

		279,502

		5,467,417

TOTAL COMMON STOCK (Cost $126,204,446)		149,302,505

PREFERRED STOCK — 0.6%

Communications — 0.0%
Media — 0.0%
ProSiebenSat.1 Media AG 19.330%	1,237	44,187

Consumer, Cyclical — 0.4%
Auto Manufacturers — 0.4%
Bayerische Motoren Werke AG 4.770%	712	45,495
Porsche Automobil Holdings SE 3.370%	2,059	150,599
Volkswagen AG 2.310%	1,902	378,081

		574,175

Consumer, Non-cyclical — 0.2%
Household Products — 0.2%
Henkel AG & Co. KGaA 1.330%	2,296	221,065

Utilities — 0.0%
Electric — 0.0%
RWE AG 7.740% (a)	415	14,886

TOTAL PREFERRED STOCK (Cost $683,690)		854,313

TOTAL EQUITIES (Cost $126,888,136)		150,156,818

The accompanying notes are an integral part of the portfolios of investments.

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value

RIGHTS — 0.0%

Financial — 0.0%
Banks — 0.0%
Caixabank, Expires 4/05/13 (a) (b) (c)	14,505	$982

TOTAL RIGHTS (Cost $1,133)		982

MUTUAL FUNDS — 13.0%
Diversified Financial — 13.0%
iShares MSCI EAFE Index Fund	19,910	1,174,292
State Street Navigator Securities Lending Prime Portfolio (d)	18,946,650	18,946,650

		20,120,942

TOTAL MUTUAL FUNDS (Cost $20,124,086)		20,120,942

TOTAL LONG-TERM INVESTMENTS (Cost $147,013,355)		170,278,742

	Principal Amount
SHORT-TERM INVESTMENTS — 1.0%
Repurchase Agreement — 1.0%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/28/13, 0.010%, due 4/01/13 (e)	$1,577,887	1,577,887

Time Deposits — 0.0%
Euro Time Deposit 0.010% 4/01/13	23,319	23,319

TOTAL SHORT-TERM INVESTMENTS (Cost $1,601,206)		1,601,206

TOTAL INVESTMENTS — 111.1% (Cost $148,614,561) (f)	171,879,948

Other Assets/(Liabilities) — (11.1)%	(17,211,406)

NET ASSETS — 100.0%	$154,668,542

Notes to Portfolio of Investments

(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2013, was $17,992,596. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(b)	Non-income producing security.
(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2013, these securities amounted to a value of $16,237 or 0.01% of net assets.
(d)	Represents investment of security lending collateral. (Note 2).
(e)	Maturity value of $1,577,889. Collateralized by U.S. Government Agency obligations with a rate of 3.500%, maturity date of 6/01/32, and an aggregate market value, including accrued interest, of $1,614,159.
(f)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Select Overseas Fund – Portfolio of Investments

March 31, 2013 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.2%

COMMON STOCK — 97.9%
Basic Materials — 7.5%
Chemicals — 5.5%
Air Liquide	44,475	$5,407,885
Akzo Nobel NV	98,287	6,245,215
BASF SE	20,011	1,753,271
Givaudan SA Registered	1,716	2,108,506
Linde AG	42,623	7,928,779
Shin-Etsu Chemical Co. Ltd. (a)	91,100	6,045,500
Solvay SA Class A	14,797	2,005,428

		31,494,584

Forest Products & Paper — 0.2%
UPM-Kymmene OYJ	96,607	1,082,289

Machinery – Construction & Mining — 0.9%
Rio Tinto PLC	112,418	5,294,969

Mining — 0.9%
First Quantum Minerals Ltd.	40,737	774,759
Orica Ltd.	168,130	4,290,711

		5,065,470

		42,937,312

Communications — 4.9%
Advertising — 0.5%
Publicis Groupe	40,500	2,718,797

Media — 1.8%
Grupo Televisa SAB Sponsored ADR (Mexico)	9,500	252,795
Pearson PLC	51,639	930,589
Thomson Reuters Corp. (a)	113,500	3,682,591
WPP PLC	345,738	5,529,971

		10,395,946

Telecommunications — 2.6%
China Unicom Ltd.	1,474,000	1,971,734
Nippon Telegraph & Telephone Corp.	22,400	977,166
NTT DOCOMO, Inc. (a)	911	1,353,926
Singapore Telecommunications Ltd.	338,500	981,475
Singapore Telecommunications Ltd.	80,000	231,354
Telefonaktiebolaget LM Ericsson Class B	172,188	2,148,468
Telefonica SA	99,999	1,351,679
Telenor ASA	76,700	1,682,179
Tim Participacoes SA Sponsored ADR (Brazil)	32,140	703,223
Vodafone Group PLC	1,230,414	3,492,344

		14,893,548

		28,008,291

	Number of Shares	Value
Consumer, Cyclical — 14.3%
Airlines — 0.2%
Japan Airlines Co. Ltd.	23,200	$1,082,288

Apparel — 0.1%
Christian Dior SA	3,100	515,156

Auto Manufacturers — 5.3%
Daimler AG	102,400	5,573,947
Fiat Industrial SpA	343,600	3,867,031
Honda Motor Co. Ltd. (a)	370,000	14,257,373
Nissan Motor Co. Ltd. (a)	107,400	1,040,662
Renault SA	22,846	1,434,603
Toyota Motor Corp.	76,800	3,958,003

		30,131,619

Automotive & Parts — 2.1%
Bridgestone Corp.	34,800	1,173,982
Delphi Automotive PLC	79,560	3,532,464
Denso Corp.	143,200	6,089,194
Sumitomo Electric Industries Ltd.	91,100	1,119,135

		11,914,775

Distribution & Wholesale — 1.2%
Li & Fung Ltd.	2,823,600	3,899,735
Marubeni Corp. (a)	115,000	879,333
Sumitomo Corp. (a)	100,900	1,272,562
Wolseley PLC	11,617	580,567

		6,632,197

Food Services — 1.5%
Compass Group PLC	554,850	7,089,660
Sodexo	18,888	1,761,119

		8,850,779

Home Builders — 0.2%
Daiwa House Industry Co. Ltd. (a)	65,000	1,272,687

Lodging — 0.3%
InterContinental Hotels Group PLC	59,510	1,819,459

Retail — 3.4%
Cie Financiere Richemont SA	25,800	2,028,159
Hennes & Mauritz AB Class B	171,280	6,133,665
Kingfisher PLC	281,715	1,234,797
Lawson, Inc. (a)	54,000	4,148,504
PPR	13,950	3,071,190
Signet Jewelers Ltd.	14,000	938,000
Yum! Brands, Inc.	26,970	1,940,222

		19,494,537

		81,713,497

Consumer, Non-cyclical — 21.0%
Agriculture — 0.3%
British American Tobacco PLC	11,738	628,483
Japan Tobacco, Inc.	43,100	1,379,448

		2,007,931

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Select Overseas Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Beverages — 4.3%
Diageo PLC	232,554	$7,322,881
Heineken Holding NV Class A	11,100	711,639
Heineken NV	108,519	8,191,661
Kirin Holdings Co. Ltd. (a)	48,000	773,316
Pernod-Ricard SA	46,582	5,810,635
SABMiller PLC	29,581	1,557,902

		24,368,034

Commercial Services — 2.8%
Adecco SA	69,600	3,816,382
Experian PLC	138,149	2,402,577
Hays PLC	944,359	1,388,937
Meitec Corp.	38,100	963,961
Randstad Holding NV	148,332	6,078,801
Secom Co. Ltd.	26,800	1,384,746

		16,035,404

Cosmetics & Personal Care — 0.9%
Beiersdorf AG	53,266	4,920,663

Foods — 4.7%
Danone SA	121,754	8,483,119
Koninlijke Ahold NV	100,300	1,537,938
Nestle SA	165,157	11,948,452
Seven & I Holdings Co. Ltd.	48,000	1,591,888
Tesco PLC	339,600	1,974,450
Unilever NV	31,332	1,284,431

		26,820,278

Health Care – Products — 0.3%
Sonova Holding AG	13,750	1,651,324

Household Products — 0.9%
Reckitt Benckiser Group PLC	74,998	5,381,516

Pharmaceuticals — 6.8%
Bayer AG	128,829	13,292,288
GlaxoSmithKline PLC	88,200	2,064,465
Merck KGaA	29,096	4,390,971
Novartis AG	57,113	4,067,099
Otsuka Holdings Co. Ltd. (a)	33,300	1,159,745
Roche Holding AG	29,278	6,835,626
Sanofi	45,602	4,650,290
Valeant Pharmaceuticals International, Inc. (b)	27,540	2,066,051

		38,526,535

		119,711,685

Diversified — 1.6%
Holding Company – Diversified — 1.6%
Hutchison Whampoa Ltd.	208,000	2,177,614
LVMH Moet Hennessy Louis Vuitton SA	33,160	5,696,773
Wharf Holdings Ltd.	138,000	1,234,269

		9,108,656

	Number of Shares	Value
Energy — 4.1%
Coal — 0.2%
China Shenhua Energy Co. Ltd. Class H	310,000	$1,123,806

Oil & Gas — 3.6%
BG Group PLC	217,943	3,741,388
ENI SpA	176,172	3,955,919
Inpex Corp. (a)	749	4,025,739
PetroChina Co. Ltd. Class H	710,000	935,809
Repsol YPF SA	79,905	1,625,845
Royal Dutch Shell PLC Class A	157,421	5,112,413
Tullow Oil PLC	55,819	1,044,805

		20,441,918

Oil & Gas Services — 0.3%
Saipem SpA	64,781	1,996,420

		23,562,144

Financial — 26.2%
Banks — 14.9%
Australia & New Zealand Banking Group Ltd.	82,921	2,472,602
Banco Santander SA	873,065	5,906,243
Bank of Ireland (b)	3,521,300	695,343
Barclays PLC	1,128,692	5,002,341
BNP Paribas	131,989	6,799,752
China Construction Bank Corp. Class H	1,833,000	1,501,274
Danske Bank A/S (b)	61,165	1,096,533
DBS Group Holdings, Ltd.	307,000	3,971,570
Grupo Financiero Santander Mexico SAB de CV Sponsored ADR Class B (Mexico) (b)	65,460	1,010,048
HSBC Holdings PLC	1,413,699	15,050,083
ICICI Bank Ltd. Sponsored ADR (India)	105,130	4,510,077
Intesa Sanpaolo SpA	4,170,556	6,146,032
Itau Unibanco Holding SA Sponsored ADR (Brazil)	153,670	2,735,326
Julius Baer Group Ltd.	115,315	4,492,154
Komercni Banka AS	8,235	1,571,958
Lloyds Banking Group PLC (b)	6,094,300	4,534,224
Mitsubishi UFJ Financial Group, Inc. (a)	332,200	2,002,437
Nordea Bank AB	57,239	649,477
Sberbank of Russia Sponsored ADR (Russia)	190,029	2,422,870
Societe Generale SA (b)	38,452	1,268,499
Standard Chartered PLC	268,714	6,961,036
Sumitomo Mitsui Financial Group, Inc. (a)	76,400	3,135,117
Westpac Banking Corp.	34,620	1,113,565

		85,048,561

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Select Overseas Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Diversified Financial — 4.5%
African Bank Investments Ltd.	127,805	$421,168
BM&F BOVESPA SA	241,800	1,632,143
Credit Suisse Group (a)	316,405	8,350,397
Daiwa Securities Group, Inc. (a)	615,120	4,357,442
Deutsche Boerse AG	30,254	1,832,195
ORIX Corp. (b) (a)	123,800	1,581,257
Schroders PLC	101,900	3,279,984
Schroders PLC	300	7,901
UBS AG	275,688	4,233,787

		25,696,274

Insurance — 6.2%
AIA Group Ltd.	759,800	3,320,531
Allianz SE	55,665	7,563,586
AMP Ltd.	487,000	2,649,721
AXA SA	76,502	1,318,780
The Dai-ichi Life Insurance Co. Ltd.	472	634,085
ING Groep NV (b)	723,541	5,199,910
Prudential PLC	130,128	2,117,497
QBE Insurance Group Ltd.	276,156	3,897,523
Swiss Re AG	54,948	4,471,888
Willis Group Holdings PLC	99,000	3,909,510

		35,083,031

Real Estate — 0.4%
China Overseas Land & Investment Ltd.	210,000	582,631
Mitsui Fudosan Co. Ltd. (a)	64,000	1,825,697

		2,408,328

Real Estate Investment Trusts (REITS) — 0.2%
Goodman Group	171,616	855,928

		149,092,122

Industrial — 10.7%
Aerospace & Defense — 0.3%
European Aeronautic Defence and Space Co.	29,473	1,502,667

Building Materials — 0.8%
Compagnie de Saint-Gobain	37,448	1,389,834
Geberit AG Registered	930	229,115
Holcim Ltd.	25,400	2,026,417
Lafarge SA	16,907	1,124,494

		4,769,860

Electrical Components & Equipment — 2.3%
Hitachi Ltd.	388,000	2,262,915
Legrand SA	76,129	3,321,722
Schneider Electric SA	102,050	7,464,230

		13,048,867

Electronics — 2.9%
Fanuc Corp.	25,100	3,861,540
Hon Hai Precision Industry Co. Ltd.	836,370	2,322,211
Hoya Corp. (a)	165,600	3,115,272

	Number of Shares	Value
Koninklijke Philips Electronics NV	106,929	$3,177,773
Omron Corp.	153,100	3,875,245

		16,352,041

Machinery – Construction & Mining — 0.2%
Atlas Copco AB	43,700	1,108,103

Machinery – Diversified — 0.2%
Mitsubishi Heavy Industries Ltd.	166,000	960,862

Manufacturing — 1.2%
Olympus Corp. (b)	115,400	2,741,563
Smiths Group PLC	217,011	4,158,911

		6,900,474

Metal Fabricate & Hardware — 0.1%
Assa Abloy AB Series B	14,300	584,917

Packaging & Containers — 0.3%
Amcor Ltd.	210,300	2,042,064

Transportation — 2.4%
Canadian National Railway Co.	69,840	7,004,952
Kuehne & Nagel International AG	51,520	5,626,465
Yamato Holdings Co. Ltd. (a)	56,400	1,023,407

		13,654,824

		60,924,679

Technology — 6.7%
Internet — 0.8%
Check Point Software Technologies Ltd. (b)	93,480	4,392,625

Office Equipment/Supplies — 1.6%
Canon, Inc.	243,050	8,962,967

Semiconductors — 2.3%
ASML Holding NV	19,011	1,279,994
Rohm Co. Ltd. (a)	90,500	3,145,268
Samsung Electronics Co., Ltd.	3,016	4,107,802
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR (Taiwan)	265,477	4,563,550

		13,096,614

Software — 2.0%
Amadeus IT Holding SA	154,079	4,171,057
Dassault Systemes SA	14,111	1,632,368
SAP AG	71,564	5,735,107

		11,538,532

		37,990,738

Utilities — 0.9%
Electric — 0.4%
Cia Energetica de Minas Gerais Sponsored ADR (Brazil) (a)	57,600	682,560
Iberdrola SA	234,840	1,095,155
Red Electrica Corp. SA	13,501	679,630

		2,457,345

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Select Overseas Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Gas — 0.4%
Centrica PLC	237,304	$1,327,963
Gaz De France	36,811	709,499

		2,037,462

Water — 0.1%
Suez Environnement Co.	48,011	612,703

		5,107,510

TOTAL COMMON STOCK (Cost $480,017,708)		558,156,634

PREFERRED STOCK — 0.3%

Consumer, Cyclical — 0.3%
Auto Manufacturers — 0.3%
Volkswagen AG 2.070%	9,789	1,945,866

TOTAL PREFERRED STOCK (Cost $1,747,675)		1,945,866

TOTAL EQUITIES (Cost $481,765,383)		560,102,500

MUTUAL FUNDS — 6.7%
Diversified Financial — 6.7%
State Street Navigator Securities Lending Prime Portfolio (c)	38,186,113	38,186,113

TOTAL MUTUAL FUNDS (Cost $38,186,113)		38,186,113

TOTAL LONG-TERM INVESTMENTS (Cost $519,951,496)		598,288,613

	Principal Amount
SHORT-TERM INVESTMENTS — 0.9%
Repurchase Agreement — 0.9%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/28/13, 0.010%, due 4/01/13 (d)	$5,137,358	5,137,358

Time Deposits — 0.0%
Euro Time Deposit 0.010% 4/01/13	25,173	25,173

TOTAL SHORT-TERM INVESTMENTS (Cost $5,162,531)		5,162,531

Value
TOTAL INVESTMENTS — 105.8% (Cost $525,114,027) (e)	$603,451,144

Other Assets/(Liabilities) — (5.8)%	(33,126,461)

NET ASSETS — 100.0%	$570,324,683

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2013, was $36,340,776. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(b)	Non-income producing security.
(c)	Represents investment of security lending collateral. (Note 2).
(d)	Maturity value of $5,137,364. Collateralized by U.S. Government Agency obligations with a rate of 3.500%, maturity dates ranging from 2/01/32 – 6/01/32, and an aggregate market value, including accrued interest, of $5,246,915.
(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolios of investments.

MassMutual RetireSMART Conservative Fund – Portfolio of Investments

March 31, 2013 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Diversified Financial — 100.1%
MassMutual Premier Core Bond Fund, Class Z (a)	5,612,193	$64,259,613
MassMutual Premier Disciplined Growth Fund, Class S (a)	730,376	8,764,514
MassMutual Premier Disciplined Value Fund, Class S (a)	707,195	8,967,227
MassMutual Premier Focused International Fund, Class Z (a)	89,393	1,049,469
MassMutual Premier High Yield Fund, Class Z (a)	558,809	5,487,506
MassMutual Premier Inflation-Protected and Income Fund, Class Z (a)	1,502,610	17,655,673
MassMutual Premier International Bond Fund, Class S (a)	1,021,779	9,941,909
MassMutual Premier International Equity Fund, Class S (a)	173,178	2,469,523
MassMutual Premier Money Market Fund, Class S (a)	1,230,280	1,230,280
MassMutual Premier Short-Duration Bond Fund, Class Z (a)	3,889,117	40,913,509
MassMutual Premier Strategic Emerging Markets Fund, Class Z (a)	336,422	4,033,705
MassMutual Select Blue Chip Growth Fund, Class S (a)	122,604	1,691,930
MassMutual Select Diversified International Fund, Class S (a)	370,672	2,468,674
MassMutual Select Diversified Value Fund, Class S (a)	149,693	1,707,995
MassMutual Select Focused Value Fund, Class Z (a)	258,850	5,446,206
MassMutual Select Fundamental Growth Fund, Class S (a)	237,122	1,707,278
MassMutual Select Fundamental Value Fund, Class Z (a)	153,731	1,944,696
MassMutual Select Growth Opportunities Fund, Class Z (a) (b)	150,529	1,454,115
MassMutual Select Large Cap Value Fund, Class S (a)	140,456	1,227,588
MassMutual Select Mid Cap Growth Equity II Fund, Class Z (a)	125,752	2,115,147
MassMutual Select Mid-Cap Value Fund, Class Z (a)	252,524	3,179,274
MassMutual Select Overseas Fund, Class Z (a)	781,859	6,145,408
MassMutual Select PIMCO Total Return Fund, Class Z (a)	1,257,661	13,331,211

	Number of Shares	Value
MassMutual Select Small Cap Growth Equity Fund, Class Z (a)	70,285	$1,209,606
MassMutual Select Small Cap Value Equity Fund, Class S (a)	143,197	1,757,032
MassMutual Select Small Company Growth Fund, Class S (a) (b)	68,974	859,421
MassMutual Select Small Company Value Fund, Class Z (a)	23,182	364,891
MassMutual Select Strategic Bond Fund, Class S (a)	1,113,131	11,554,298
MM MSCI EAFE International Index Fund, Class Z (a)	399,049	4,916,287
MM Russell 2000 Small Cap Index Fund, Class Z (a)	176,827	2,174,977
MM S&P Mid Cap Index Fund, Class Z (a)	181,806	2,276,210
Oppenheimer Commodity Strategy Total Return Fund, Class Y (a) (b)	1,556,338	5,073,663
Oppenheimer Developing Markets Fund, Class Y (a)	66,834	2,335,164
Oppenheimer International Bond Fund, Class I (a)	114,375	743,436
Oppenheimer Real Estate Fund, Class Y (a)	143,540	3,532,521

		243,989,956

TOTAL MUTUAL FUNDS (Cost $236,134,868)		243,989,956

TOTAL LONG-TERM INVESTMENTS (Cost $236,134,868)		243,989,956

TOTAL INVESTMENTS — 100.1% (Cost $236,134,868) (c)		243,989,956

Other Assets/(Liabilities) — (0.1)%		(172,881)

NET ASSETS — 100.0%		$243,817,075

Notes to Portfolio of Investments

(a)	Affiliated issuer. (See Note 4 for a summary of transactions in the investments of affiliated issuers).
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolios of investments.

MassMutual RetireSMART Moderate Fund – Portfolio of Investments

March 31, 2013 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Diversified Financial — 100.1%
MassMutual Premier Core Bond Fund, Class Z (a)	6,650,151	$76,144,231
MassMutual Premier Disciplined Growth Fund, Class S (a)	2,502,788	30,033,454
MassMutual Premier Disciplined Value Fund, Class S (a)	2,423,797	30,733,747
MassMutual Premier Focused International Fund, Class Z (a)	374,419	4,395,682
MassMutual Premier High Yield Fund, Class Z (a)	1,047,332	10,284,804
MassMutual Premier Inflation-Protected and Income Fund, Class Z (a)	1,687,514	19,828,286
MassMutual Premier International Bond Fund, Class S (a)	1,369,500	13,325,232
MassMutual Premier International Equity Fund, Class S (a)	725,462	10,345,095
MassMutual Premier Money Market Fund, Class S (a)	396,308	396,308
MassMutual Premier Short-Duration Bond Fund, Class Z (a)	3,725,586	39,193,161
MassMutual Premier Strategic Emerging Markets Fund, Class Z (a)	968,459	11,611,823
MassMutual Select Blue Chip Growth Fund, Class S (a)	642,855	8,871,394
MassMutual Select Diversified International Fund, Class S (a)	1,552,601	10,340,320
MassMutual Select Diversified Value Fund, Class S (a)	784,891	8,955,605
MassMutual Select Focused Value Fund, Class Z (a)	671,907	14,136,915
MassMutual Select Fundamental Growth Fund, Class S (a)	1,243,368	8,952,248
MassMutual Select Fundamental Value Fund, Class Z (a)	806,052	10,196,555
MassMutual Select Growth Opportunities Fund, Class Z (a) (b)	789,290	7,624,541
MassMutual Select Large Cap Value Fund, Class S (a)	736,450	6,436,570
MassMutual Select Mid Cap Growth Equity II Fund, Class Z (a)	552,216	9,288,268
MassMutual Select Mid-Cap Value Fund, Class Z (a)	1,108,940	13,961,552
MassMutual Select Overseas Fund, Class Z (a)	3,274,992	25,741,439
MassMutual Select PIMCO Total Return Fund, Class Z (a)	1,490,253	15,796,677

	Number of Shares	Value
MassMutual Select Small Cap Growth Equity Fund, Class Z (a)	296,252	$5,098,501
MassMutual Select Small Cap Value Equity Fund, Class S (a)	603,571	7,405,822
MassMutual Select Small Company Growth Fund, Class S (a) (b)	290,720	3,622,368
MassMutual Select Small Company Value Fund, Class Z (a)	97,726	1,538,209
MassMutual Select Strategic Bond Fund, Class S (a)	1,319,007	13,691,291
MM MSCI EAFE International Index Fund, Class Z (a)	1,670,340	20,578,594
MM Russell 2000 Small Cap Index Fund, Class Z (a)	745,054	9,164,166
MM S&P Mid Cap Index Fund, Class Z (a)	797,880	9,989,462
Oppenheimer Commodity Strategy Total Return Fund, Class Y (a) (b)	4,075,307	13,285,502
Oppenheimer Developing Markets Fund, Class Y (a)	192,387	6,721,988
Oppenheimer International Bond Fund, Class I (a)	153,553	998,096
Oppenheimer Real Estate Fund, Class Y (a)	436,923	10,752,682

		489,440,588

TOTAL MUTUAL FUNDS (Cost $457,608,676)		489,440,588

TOTAL LONG-TERM INVESTMENTS (Cost $457,608,676)		489,440,588

TOTAL INVESTMENTS — 100.1% (Cost $457,608,676) (c)		489,440,588

Other Assets/(Liabilities) — (0.1)%		(339,681)

NET ASSETS — 100.0%		$489,100,907

Notes to Portfolio of Investments

(a)	Affiliated issuer. (See Note 4 for a summary of transactions in the investments of affiliated issuers).
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolios of investments.

MassMutual RetireSMART Moderate Growth Fund – Portfolio of Investments

March 31, 2013 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Diversified Financial — 100.1%
MassMutual Premier Core Bond Fund, Class Z (a)	1,395,357	$15,976,834
MassMutual Premier Disciplined Growth Fund, Class S (a)	2,226,681	26,720,167
MassMutual Premier Disciplined Value Fund, Class S (a)	2,156,412	27,343,298
MassMutual Premier Focused International Fund, Class Z (a)	419,275	4,922,289
MassMutual Premier High Yield Fund, Class Z (a)	1,384,076	13,591,627
MassMutual Premier Inflation-Protected and Income Fund, Class Z (a)	408,320	4,797,765
MassMutual Premier International Bond Fund, Class S (a)	758,506	7,380,260
MassMutual Premier International Equity Fund, Class S (a)	812,515	11,586,465
MassMutual Premier Short-Duration Bond Fund, Class Z (a)	803,330	8,451,033
MassMutual Premier Strategic Emerging Markets Fund, Class Z (a)	969,942	11,629,610
MassMutual Select Blue Chip Growth Fund, Class S (a)	865,621	11,945,564
MassMutual Select Diversified International Fund, Class S (a)	1,738,686	11,579,649
MassMutual Select Diversified Value Fund, Class S (a)	1,056,842	12,058,569
MassMutual Select Focused Value Fund, Class Z (a)	539,244	11,345,689
MassMutual Select Fundamental Growth Fund, Class S (a)	1,674,271	12,054,753
MassMutual Select Fundamental Value Fund, Class Z (a)	1,085,364	13,729,855
MassMutual Select Growth Opportunities Fund, Class Z (a) (b)	1,062,736	10,266,033
MassMutual Select Large Cap Value Fund, Class S (a)	991,651	8,667,027
MassMutual Select Mid Cap Growth Equity II Fund, Class Z (a)	527,008	8,864,272
MassMutual Select Mid-Cap Value Fund, Class Z (a)	1,058,321	13,324,258
MassMutual Select Overseas Fund, Class Z (a)	3,667,630	28,827,569
MassMutual Select PIMCO Total Return Fund, Class Z (a)	312,697	3,314,590
MassMutual Select Small Cap Growth Equity Fund, Class Z (a)	371,061	6,385,951
MassMutual Select Small Cap Value Equity Fund, Class S (a)	755,803	9,273,697
MassMutual Select Small Company Growth Fund, Class S (a) (b)	364,093	4,536,595

	Number of Shares	Value
MassMutual Select Small Company Value Fund, Class Z (a)	122,448	$1,927,335
MassMutual Select Strategic Bond Fund, Class S (a)	276,759	2,872,761
MM MSCI EAFE International Index Fund, Class Z (a)	1,868,872	23,024,499
MM Russell 2000 Small Cap Index Fund, Class Z (a)	932,421	11,468,780
MM S&P Mid Cap Index Fund, Class Z (a)	760,755	9,524,648
Oppenheimer Commodity Strategy Total Return Fund, Class Y (a) (b)	4,406,165	14,364,097
Oppenheimer Developing Markets Fund, Class Y (a)	192,666	6,731,752
Oppenheimer International Bond Fund, Class I (a)	85,057	552,868
Oppenheimer Real Estate Fund, Class Y (a)	411,803	10,134,482

		379,174,641

TOTAL MUTUAL FUNDS (Cost $346,729,242)		379,174,641

TOTAL LONG-TERM INVESTMENTS (Cost $346,729,242)		379,174,641

TOTAL INVESTMENTS — 100.1% (Cost $346,729,242) (c)		379,174,641

Other Assets/(Liabilities) — (0.1)%		(264,353)

NET ASSETS — 100.0%		$378,910,288

Notes to Portfolio of Investments

(a)	Affiliated issuer. (See Note 4 for a summary of transactions in the investments of affiliated issuers).
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolios of investments.

MassMutual RetireSMART Growth Fund – Portfolio of Investments

March 31, 2013 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Diversified Financial — 100.1%
MassMutual Premier Core Bond Fund, Class Z (a)	31,490	$360,557
MassMutual Premier Disciplined Growth Fund, Class S (a)	439,568	5,274,816
MassMutual Premier Disciplined Value Fund, Class S (a)	425,647	5,397,205
MassMutual Premier Focused International Fund, Class Z (a)	107,006	1,256,251
MassMutual Premier High Yield Fund, Class Z (a)	27,240	267,501
MassMutual Premier Inflation-Protected and Income Fund, Class Z (a)	15,177	178,332
MassMutual Premier International Bond Fund, Class S (a)	22,352	217,486
MassMutual Premier International Equity Fund, Class S (a)	207,368	2,957,064
MassMutual Premier Short-Duration Bond Fund, Class Z (a)	20,495	215,612
MassMutual Premier Strategic Emerging Markets Fund, Class Z (a)	253,495	3,039,409
MassMutual Select Blue Chip Growth Fund, Class S (a)	274,920	3,793,901
MassMutual Select Diversified International Fund, Class S (a)	443,756	2,955,417
MassMutual Select Diversified Value Fund, Class S (a)	335,639	3,829,641
MassMutual Select Focused Value Fund, Class Z (a)	114,976	2,419,102
MassMutual Select Fundamental Growth Fund, Class S (a)	531,729	3,828,449
MassMutual Select Fundamental Value Fund, Class Z (a)	344,703	4,360,491
MassMutual Select Growth Opportunities Fund, Class Z (a) (b)	337,524	3,260,482
MassMutual Select Large Cap Value Fund, Class S (a)	314,928	2,752,474
MassMutual Select Mid Cap Growth Equity II Fund, Class Z (a)	137,259	2,308,698
MassMutual Select Mid-Cap Value Fund, Class Z (a)	275,628	3,470,163
MassMutual Select Overseas Fund, Class Z (a)	936,072	7,357,525
MassMutual Select PIMCO Total Return Fund, Class Z (a)	7,059	74,823
MassMutual Select Small Cap Growth Equity Fund, Class Z (a)	99,868	1,718,729
MassMutual Select Small Cap Value Equity Fund, Class S (a)	203,220	2,493,504
MassMutual Select Small Company Growth Fund, Class S (a) (b)	97,946	1,220,404

	Number of Shares	Value
MassMutual Select Small Company Value Fund, Class Z (a)	33,021	$519,753
MassMutual Select Strategic Bond Fund, Class S (a)	6,243	64,804
MM MSCI EAFE International Index Fund, Class Z (a)	476,398	5,869,219
MM Russell 2000 Small Cap Index Fund, Class Z (a)	250,553	3,081,796
MM S&P Mid Cap Index Fund, Class Z (a)	197,889	2,477,568
Oppenheimer Commodity Strategy Total Return Fund, Class Y (a) (b)	999,371	3,257,951
Oppenheimer Developing Markets Fund, Class Y (a)	50,332	1,758,611
Oppenheimer International Bond Fund, Class I (a)	2,711	17,622
Oppenheimer Real Estate Fund, Class Y (a)	106,279	2,615,536

		84,670,896

TOTAL MUTUAL FUNDS (Cost $76,992,470)		84,670,896

TOTAL LONG-TERM INVESTMENTS (Cost $76,992,470)		84,670,896

TOTAL INVESTMENTS — 100.1% (Cost $76,992,470) (c)		84,670,896

Other Assets/(Liabilities) — (0.1)%		(64,092)

NET ASSETS — 100.0%		$84,606,804

Notes to Portfolio of Investments

(a)	Affiliated issuer. (See Note 4 for a summary of transactions in the investments of affiliated issuers).
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolios of investments.

MassMutual RetireSMART In Retirement Fund – Portfolio of Investments

March 31, 2013 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Diversified Financial — 100.1%
MassMutual Premier Core Bond Fund, Class Z (a)	1,523,212	$17,440,779
MassMutual Premier Disciplined Growth Fund, Class S (a)	330,783	3,969,401
MassMutual Premier Disciplined Value Fund, Class S (a)	320,294	4,061,322
MassMutual Premier Focused International Fund, Class Z (a)	38,530	452,338
MassMutual Premier High Yield Fund, Class Z (a)	175,757	1,725,935
MassMutual Premier Inflation-Protected and Income Fund, Class Z (a)	1,060,829	12,464,736
MassMutual Premier International Bond Fund, Class S (a)	355,960	3,463,490
MassMutual Premier International Equity Fund, Class S (a)	74,645	1,064,439
MassMutual Premier Money Market Fund, Class S (a)	457,769	457,769
MassMutual Premier Short-Duration Bond Fund, Class Z (a)	1,469,115	15,455,093
MassMutual Premier Strategic Emerging Markets Fund, Class Z (a)	160,787	1,927,837
MassMutual Select Blue Chip Growth Fund, Class S (a)	55,079	760,094
MassMutual Select Diversified International Fund, Class S (a)	159,776	1,064,106
MassMutual Select Diversified Value Fund, Class S (a)	67,247	767,291
MassMutual Select Focused Value Fund, Class Z (a)	123,701	2,602,678
MassMutual Select Fundamental Growth Fund, Class S (a)	106,527	766,995
MassMutual Select Fundamental Value Fund, Class Z (a)	69,066	873,684
MassMutual Select Growth Opportunities Fund, Class Z (a) (b)	67,625	653,254
MassMutual Select Large Cap Value Fund, Class S (a)	63,102	551,508
MassMutual Select Mid Cap Growth Equity II Fund, Class Z (a)	52,318	879,984
MassMutual Select Mid-Cap Value Fund, Class Z (a)	105,059	1,322,687
MassMutual Select Overseas Fund, Class Z (a)	337,026	2,649,025
MassMutual Select PIMCO Total Return Fund, Class Z (a)	341,348	3,618,291
MassMutual Select Small Cap Growth Equity Fund, Class Z (a)	29,882	514,275

	Number of Shares	Value
MassMutual Select Small Cap Value Equity Fund, Class S (a)	60,869	$746,863
MassMutual Select Small Company Growth Fund, Class S (a) (b)	29,323	365,369
MassMutual Select Small Company Value Fund, Class Z (a)	9,857	155,152
MassMutual Select Strategic Bond Fund, Class S (a)	302,120	3,136,005
MM MSCI EAFE International Index Fund, Class Z (a)	171,899	2,117,797
MM Russell 2000 Small Cap Index Fund, Class Z (a)	75,128	924,075
MM S&P Mid Cap Index Fund, Class Z (a)	75,592	946,409
Oppenheimer Commodity Strategy Total Return Fund, Class Y (a) (b)	755,082	2,461,567
Oppenheimer Developing Markets Fund, Class Y (a)	31,941	1,116,006
Oppenheimer International Bond Fund, Class I (a)	40,168	261,095
Oppenheimer Real Estate Fund, Class Y (a)	67,213	1,654,105

		93,391,454

TOTAL MUTUAL FUNDS (Cost $88,808,049)		93,391,454

TOTAL LONG-TERM INVESTMENTS (Cost $88,808,049)		93,391,454

TOTAL INVESTMENTS — 100.1% (Cost $88,808,049) (c)		93,391,454

Other Assets/(Liabilities) — (0.1)%		(83,973)

NET ASSETS — 100.0%		$93,307,481

Notes to Portfolio of Investments

(a)	Affiliated issuer. (See Note 4 for a summary of transactions in the investments of affiliated issuers).
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolios of investments.

MassMutual RetireSMART 2010 Fund – Portfolio of Investments

March 31, 2013 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Diversified Financial — 100.1%
MassMutual Premier Core Bond Fund, Class Z (a)	1,634,000	$18,709,306
MassMutual Premier Disciplined Growth Fund, Class S (a)	480,745	5,768,936
MassMutual Premier Disciplined Value Fund, Class S (a)	465,574	5,903,482
MassMutual Premier Focused International Fund, Class Z (a)	67,456	791,929
MassMutual Premier High Yield Fund, Class Z (a)	245,558	2,411,381
MassMutual Premier Inflation- Protected and Income Fund, Class Z (a)	999,428	11,743,281
MassMutual Premier International Bond Fund, Class S (a)	352,910	3,433,816
MassMutual Premier International Equity Fund, Class S (a)	130,688	1,863,606
MassMutual Premier Money Market Fund, Class S (a)	343,580	343,580
MassMutual Premier Short-Duration Bond Fund, Class Z (a)	1,028,050	10,815,089
MassMutual Premier Strategic Emerging Markets Fund, Class Z (a)	184,494	2,212,079
MassMutual Select Blue Chip Growth Fund, Class S (a)	82,696	1,141,202
MassMutual Select Diversified International Fund, Class S (a)	279,698	1,862,789
MassMutual Select Diversified Value Fund, Class S (a)	100,968	1,152,041
MassMutual Select Focused Value Fund, Class Z (a)	141,980	2,987,257
MassMutual Select Fundamental Growth Fund, Class S (a)	159,936	1,151,542
MassMutual Select Fundamental Value Fund, Class Z (a)	103,692	1,311,709
MassMutual Select Growth Opportunities Fund, Class Z (a) (b)	101,532	980,799
MassMutual Select Large Cap Value Fund, Class S (a)	94,732	827,959
MassMutual Select Mid Cap Growth Equity II Fund, Class Z (a)	103,199	1,735,812
MassMutual Select Mid-Cap Value Fund, Class Z (a)	207,236	2,609,101
MassMutual Select Overseas Fund, Class Z (a)	589,992	4,637,333
MassMutual Select PIMCO Total Return Fund, Class Z (a)	366,175	3,881,456
MassMutual Select Small Cap Growth Equity Fund, Class Z (a)	54,872	944,351

	Number of Shares	Value
MassMutual Select Small Cap Value Equity Fund, Class S (a)	111,811	$1,371,918
MassMutual Select Small Company Growth Fund, Class S (a) (b)	53,845	670,908
MassMutual Select Small Company Value Fund, Class Z (a)	18,084	284,641
MassMutual Select Strategic Bond Fund, Class S (a)	324,095	3,364,108
MM MSCI EAFE International Index Fund, Class Z (a)	301,569	3,715,333
MM Russell 2000 Small Cap Index Fund, Class Z (a)	138,276	1,700,794
MM S&P Mid Cap Index Fund, Class Z (a)	149,471	1,871,372
Oppenheimer Commodity Strategy Total Return Fund, Class Y (a) (b)	803,114	2,618,151
Oppenheimer Developing Markets Fund, Class Y (a)	36,657	1,280,778
Oppenheimer International Bond Fund, Class I (a)	39,594	257,360
Oppenheimer Real Estate Fund, Class Y (a)	84,693	2,084,296

		108,439,495

TOTAL MUTUAL FUNDS (Cost $101,873,024)		108,439,495

TOTAL LONG-TERM INVESTMENTS (Cost $101,873,024)		108,439,495

TOTAL INVESTMENTS — 100.1% (Cost $101,873,024) (c)		108,439,495

Other Assets/(Liabilities) — (0.1)%		(86,157)

NET ASSETS — 100.0%		$108,353,338

Notes to Portfolio of Investments

(a)	Affiliated issuer. (See Note 4 for a summary of transactions in the investments of affiliated issuers).
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolios of investments.

MassMutual RetireSMART 2015 Fund – Portfolio of Investments

March 31, 2013 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Diversified Financial — 100.1%
MassMutual Premier Core Bond Fund, Class Z (a)	131,736	$1,508,375
MassMutual Premier Disciplined Growth Fund, Class S (a)	59,964	719,563
MassMutual Premier Disciplined Value Fund, Class S (a)	58,056	736,148
MassMutual Premier Focused International Fund, Class Z (a)	8,916	104,672
MassMutual Premier High Yield Fund, Class Z (a)	24,708	242,628
MassMutual Premier Inflation-Protected and Income Fund, Class Z (a)	81,771	960,809
MassMutual Premier International Bond Fund, Class S (a)	32,540	316,618
MassMutual Premier International Equity Fund, Class S (a)	17,277	246,369
MassMutual Premier Money Market Fund, Class S (a)	12,299	12,299
MassMutual Premier Short-Duration Bond Fund, Class Z (a)	89,189	938,264
MassMutual Premier Strategic Emerging Markets Fund, Class Z (a)	23,026	276,087
MassMutual Select Blue Chip Growth Fund, Class S (a)	14,577	201,162
MassMutual Select Diversified International Fund, Class S (a)	36,974	246,248
MassMutual Select Diversified Value Fund, Class S (a)	17,796	203,048
MassMutual Select Focused Value Fund, Class Z (a)	16,238	341,641
MassMutual Select Fundamental Growth Fund, Class S (a)	28,195	203,005
MassMutual Select Fundamental Value Fund, Class Z (a)	18,278	231,219
MassMutual Select Growth Opportunities Fund, Class Z (a) (b)	17,905	172,966
MassMutual Select Large Cap Value Fund, Class S (a)	16,707	146,015
MassMutual Select Mid Cap Growth Equity II Fund, Class Z (a)	13,260	223,026
MassMutual Select Mid-Cap Value Fund, Class Z (a)	26,622	335,165
MassMutual Select Overseas Fund, Class Z (a)	77,990	612,998
MassMutual Select PIMCO Total Return Fund, Class Z (a)	29,524	312,955
MassMutual Select Small Cap Growth Equity Fund, Class Z (a)	7,091	122,043
MassMutual Select Small Cap Value Equity Fund, Class S (a)	14,438	177,150

	Number of Shares	Value
MassMutual Select Small Company Growth Fund, Class S (a) (b)	6,959	$86,706
MassMutual Select Small Company Value Fund, Class Z (a)	2,345	36,914
MassMutual Select Strategic Bond Fund, Class S (a)	26,134	271,267
MM MSCI EAFE International Index Fund, Class Z (a)	39,706	489,183
MM Russell 2000 Small Cap Index Fund, Class Z (a)	17,799	218,928
MM S&P Mid Cap Index Fund, Class Z (a)	19,115	239,321
Oppenheimer Commodity Strategy Total Return Fund, Class Y (a) (b)	96,821	315,638
Oppenheimer Developing Markets Fund, Class Y (a)	4,573	159,797
Oppenheimer International Bond Fund, Class I (a)	4,011	26,074
Oppenheimer Real Estate Fund, Class Y (a)	10,385	255,566

		11,689,867

TOTAL MUTUAL FUNDS (Cost $11,275,810)		11,689,867

TOTAL LONG-TERM INVESTMENTS (Cost $11,275,810)		11,689,867

TOTAL INVESTMENTS — 100.1% (Cost $11,275,810) (c)		11,689,867

Other Assets/(Liabilities) — (0.1)%		(13,672)

NET ASSETS — 100.0%		$11,676,195

Notes to Portfolio of Investments

(a)	Affiliated issuer. (See Note 4 for a summary of transactions in the investments of affiliated issuers).
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolios of investments.

MassMutual RetireSMART 2020 Fund – Portfolio of Investments

March 31, 2013 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Diversified Financial — 100.1%
MassMutual Premier Core Bond Fund, Class Z (a)	2,949,982	$33,777,291
MassMutual Premier Disciplined Growth Fund, Class S (a)	2,381,225	28,574,696
MassMutual Premier Disciplined Value Fund, Class S (a)	2,306,411	29,245,297
MassMutual Premier Focused International Fund, Class Z (a)	385,960	4,531,176
MassMutual Premier High Yield Fund, Class Z (a)	1,337,344	13,132,719
MassMutual Premier Inflation-Protected and Income Fund, Class Z (a)	1,976,502	23,223,902
MassMutual Premier International Bond Fund, Class S (a)	1,099,626	10,699,359
MassMutual Premier International Equity Fund, Class S (a)	747,824	10,663,966
MassMutual Premier Money Market Fund, Class S (a)	48	48
MassMutual Premier Short-Duration Bond Fund, Class Z (a)	2,230,654	23,466,482
MassMutual Premier Strategic Emerging Markets Fund, Class Z (a)	971,238	11,645,148
MassMutual Select Blue Chip Growth Fund, Class S (a)	781,910	10,790,354
MassMutual Select Diversified International Fund, Class S (a)	1,600,341	10,658,274
MassMutual Select Diversified Value Fund, Class S (a)	954,736	10,893,541
MassMutual Select Focused Value Fund, Class Z (a)	607,598	12,783,857
MassMutual Select Fundamental Growth Fund, Class S (a)	1,512,400	10,889,282
MassMutual Select Fundamental Value Fund, Class Z (a)	980,448	12,402,662
MassMutual Select Growth Opportunities Fund, Class Z (a) (b)	960,069	9,274,267
MassMutual Select Large Cap Value Fund, Class S (a)	895,868	7,829,884
MassMutual Select Mid Cap Growth Equity II Fund, Class Z (a)	532,169	8,951,076
MassMutual Select Mid-Cap Value Fund, Class Z (a)	1,068,690	13,454,810
MassMutual Select Overseas Fund, Class Z (a)	3,375,739	26,533,306
MassMutual Select PIMCO Total Return Fund, Class Z (a)	661,053	7,007,159
MassMutual Select Small Cap Growth Equity Fund, Class Z (a)	312,186	5,372,727

	Number of Shares	Value
MassMutual Select Small Cap Value Equity Fund, Class S (a)	636,547	$7,810,432
MassMutual Select Small Company Growth Fund, Class S (a) (b)	306,482	3,818,767
MassMutual Select Small Company Value Fund, Class Z (a)	102,756	1,617,382
MassMutual Select Strategic Bond Fund, Class S (a)	585,095	6,073,287
MM MSCI EAFE International Index Fund, Class Z (a)	1,732,847	21,348,678
MM Russell 2000 Small Cap Index Fund, Class Z (a)	790,091	9,718,125
MM S&P Mid Cap Index Fund, Class Z (a)	773,746	9,687,301
Oppenheimer Commodity Strategy Total Return Fund, Class Y (a) (b)	4,148,828	13,525,178
Oppenheimer Developing Markets Fund, Class Y (a)	193,019	6,744,099
Oppenheimer International Bond Fund, Class I (a)	125,175	813,638
Oppenheimer Real Estate Fund, Class Y (a)	424,797	10,454,244

		427,412,414

TOTAL MUTUAL FUNDS (Cost $388,544,709)		427,412,414

TOTAL LONG-TERM INVESTMENTS (Cost $388,544,709)		427,412,414

TOTAL INVESTMENTS — 100.1% (Cost $388,544,709) (c)		427,412,414

Other Assets/(Liabilities) — (0.1)%		(272,301)

NET ASSETS — 100.0%		$427,140,113

Notes to Portfolio of Investments

(a)	Affiliated issuer. (See Note 4 for a summary of transactions in the investments of affiliated issuers).
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolios of investments.

MassMutual RetireSMART 2025 Fund – Portfolio of Investments

March 31, 2013 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Diversified Financial — 100.1%
MassMutual Premier Core Bond Fund, Class Z (a)	40,539	$464,176
MassMutual Premier Disciplined Growth Fund, Class S (a)	54,943	659,312
MassMutual Premier Disciplined Value Fund, Class S (a)	53,190	674,449
MassMutual Premier Focused International Fund, Class Z (a)	9,942	116,715
MassMutual Premier High Yield Fund, Class Z (a)	40,962	402,250
MassMutual Premier Inflation-Protected and Income Fund, Class Z (a)	29,261	343,812
MassMutual Premier International Bond Fund, Class S (a)	24,031	233,818
MassMutual Premier International Equity Fund, Class S (a)	19,263	274,684
MassMutual Premier Short-Duration Bond Fund, Class Z (a)	30,238	318,101
MassMutual Premier Strategic Emerging Markets Fund, Class Z (a)	23,524	282,050
MassMutual Select Blue Chip Growth Fund, Class S (a)	20,426	281,885
MassMutual Select Diversified International Fund, Class S (a)	41,235	274,623
MassMutual Select Diversified Value Fund, Class S (a)	24,939	284,552
MassMutual Select Focused Value Fund, Class Z (a)	13,505	284,149
MassMutual Select Fundamental Growth Fund, Class S (a)	39,500	284,400
MassMutual Select Fundamental Value Fund, Class Z (a)	25,606	323,920
MassMutual Select Growth Opportunities Fund, Class Z (a) (b)	25,080	242,277
MassMutual Select Large Cap Value Fund, Class S (a)	23,394	204,463
MassMutual Select Mid Cap Growth Equity II Fund, Class Z (a)	12,797	215,252
MassMutual Select Mid-Cap Value Fund, Class Z (a)	25,697	323,523
MassMutual Select Overseas Fund, Class Z (a)	86,961	683,516
MassMutual Select PIMCO Total Return Fund, Class Z (a)	9,081	96,256
MassMutual Select Small Cap Growth Equity Fund, Class Z (a)	8,610	148,184
MassMutual Select Small Cap Value Equity Fund, Class S (a)	17,518	214,950

	Number of Shares	Value
MassMutual Select Small Company Growth Fund, Class S (a) (b)	8,443	$105,204
MassMutual Select Small Company Value Fund, Class Z (a)	2,849	44,847
MassMutual Select Strategic Bond Fund, Class S (a)	8,044	83,493
MM MSCI EAFE International Index Fund, Class Z (a)	44,253	545,191
MM Russell 2000 Small Cap Index Fund, Class Z (a)	21,598	265,653
MM S&P Mid Cap Index Fund, Class Z (a)	18,447	230,960
Oppenheimer Commodity Strategy Total Return Fund, Class Y (a) (b)	104,581	340,935
Oppenheimer Developing Markets Fund, Class Y (a)	4,670	163,184
Oppenheimer International Bond Fund, Class I (a)	3,000	19,499
Oppenheimer Real Estate Fund, Class Y (a)	10,006	246,240

		9,676,523

TOTAL MUTUAL FUNDS (Cost $9,151,150)		9,676,523

TOTAL LONG-TERM INVESTMENTS (Cost $9,151,150)		9,676,523

TOTAL INVESTMENTS — 100.1% (Cost $9,151,150) (c)		9,676,523

Other Assets/(Liabilities) — (0.1)%		(13,974)

NET ASSETS — 100.0%		$9,662,549

Notes to Portfolio of Investments

(a)	Affiliated issuer. (See Note 4 for a summary of transactions in the investments of affiliated issuers).
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolios of investments.

MassMutual RetireSMART 2030 Fund – Portfolio of Investments

March 31, 2013 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Diversified Financial — 100.1%
MassMutual Premier Core Bond Fund, Class Z (a)	1,050,718	$12,030,715
MassMutual Premier Disciplined Growth Fund, Class S (a)	2,067,360	24,808,325
MassMutual Premier Disciplined Value Fund, Class S (a)	2,002,128	25,386,980
MassMutual Premier Focused International Fund, Class Z (a)	409,921	4,812,477
MassMutual Premier High Yield Fund, Class Z (a)	1,317,179	12,934,695
MassMutual Premier Inflation-Protected and Income Fund, Class Z (a)	737,767	8,668,766
MassMutual Premier International Bond Fund, Class S (a)	764,603	7,439,588
MassMutual Premier International Equity Fund, Class S (a)	794,329	11,327,128
MassMutual Premier Short-Duration Bond Fund, Class Z (a)	757,446	7,968,328
MassMutual Premier Strategic Emerging Markets Fund, Class Z (a)	947,472	11,360,195
MassMutual Select Blue Chip Growth Fund, Class S (a)	884,681	12,208,591
MassMutual Select Diversified International Fund, Class S (a)	1,699,866	11,321,105
MassMutual Select Diversified Value Fund, Class S (a)	1,080,137	12,324,358
MassMutual Select Focused Value Fund, Class Z (a)	504,635	10,617,513
MassMutual Select Fundamental Growth Fund, Class S (a)	1,711,124	12,320,095
MassMutual Select Fundamental Value Fund, Class Z (a)	1,109,263	14,032,182
MassMutual Select Growth Opportunities Fund, Class Z (a) (b)	1,086,185	10,492,548
MassMutual Select Large Cap Value Fund, Class S (a)	1,013,494	8,857,941
MassMutual Select Mid Cap Growth Equity II Fund, Class Z (a)	514,255	8,649,762
MassMutual Select Mid-Cap Value Fund, Class Z (a)	1,032,707	13,001,787
MassMutual Select Overseas Fund, Class Z (a)	3,585,664	28,183,316
MassMutual Select PIMCO Total Return Fund, Class Z (a)	235,447	2,495,740
MassMutual Select Small Cap Growth Equity Fund, Class Z (a)	368,187	6,336,506
MassMutual Select Small Cap Value Equity Fund, Class S (a)	749,947	9,201,856

	Number of Shares	Value
MassMutual Select Small Company Growth Fund, Class S (a) (b)	361,270	$4,501,427
MassMutual Select Small Company Value Fund, Class Z (a)	121,475	1,912,017
MassMutual Select Strategic Bond Fund, Class S (a)	208,397	2,163,158
MM MSCI EAFE International Index Fund, Class Z (a)	1,829,174	22,535,425
MM Russell 2000 Small Cap Index Fund, Class Z (a)	926,089	11,390,891
MM S&P Mid Cap Index Fund, Class Z (a)	743,264	9,305,665
Oppenheimer Commodity Strategy Total Return Fund, Class Y (a) (b)	4,216,436	13,745,583
Oppenheimer Developing Markets Fund, Class Y (a)	188,201	6,575,739
Oppenheimer International Bond Fund, Class I (a)	86,972	565,318
Oppenheimer Real Estate Fund, Class Y (a)	400,700	9,861,238

		369,336,958

TOTAL MUTUAL FUNDS (Cost $331,012,543)		369,336,958

TOTAL LONG-TERM INVESTMENTS (Cost $331,012,543)		369,336,958

TOTAL INVESTMENTS — 100.1% (Cost $331,012,543) (c)		369,336,958

Other Assets/(Liabilities) — (0.1)%		(222,793)

NET ASSETS — 100.0%		$369,114,165

Notes to Portfolio of Investments

(a)	Affiliated issuer. (See Note 4 for a summary of transactions in the investments of affiliated issuers).
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolios of investments.

MassMutual RetireSMART 2035 Fund – Portfolio of Investments

March 31, 2013 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.2%
Diversified Financial — 100.2%
MassMutual Premier Core Bond Fund, Class Z (a)	21,371	$244,693
MassMutual Premier Disciplined Growth Fund, Class S (a)	44,776	537,310
MassMutual Premier Disciplined Value Fund, Class S (a)	43,351	549,693
MassMutual Premier Focused International Fund, Class Z (a)	9,601	112,712
MassMutual Premier High Yield Fund, Class Z (a)	22,966	225,528
MassMutual Premier Inflation-Protected and Income Fund, Class Z (a)	12,841	150,879
MassMutual Premier International Bond Fund, Class S (a)	15,299	148,858
MassMutual Premier International Equity Fund, Class S (a)	18,609	265,369
MassMutual Premier Short-Duration Bond Fund, Class Z (a)	14,745	155,116
MassMutual Premier Strategic Emerging Markets Fund, Class Z (a)	22,425	268,872
MassMutual Select Blue Chip Growth Fund, Class S (a)	22,314	307,935
MassMutual Select Diversified International Fund, Class S (a)	39,816	265,177
MassMutual Select Diversified Value Fund, Class S (a)	27,244	310,851
MassMutual Select Focused Value Fund, Class Z (a)	11,207	235,791
MassMutual Select Fundamental Growth Fund, Class S (a)	43,166	310,793
MassMutual Select Fundamental Value Fund, Class Z (a)	27,985	354,007
MassMutual Select Growth Opportunities Fund, Class Z (a) (b)	27,403	264,714
MassMutual Select Large Cap Value Fund, Class S (a)	25,562	223,409
MassMutual Select Mid Cap Growth Equity II Fund, Class Z (a)	12,154	204,437
MassMutual Select Mid-Cap Value Fund, Class Z (a)	24,402	307,223
MassMutual Select Overseas Fund, Class Z (a)	83,993	660,183
MassMutual Select PIMCO Total Return Fund, Class Z (a)	4,785	50,725
MassMutual Select Small Cap Growth Equity Fund, Class Z (a)	8,758	150,732
MassMutual Select Small Cap Value Equity Fund, Class S (a)	17,824	218,703
MassMutual Select Small Company Growth Fund, Class S (a) (b)	8,591	107,043

	Number of Shares	Value
MassMutual Select Small Company Value Fund, Class Z (a)	2,898	$45,608
MassMutual Select Strategic Bond Fund, Class S (a)	4,236	43,969
MM MSCI EAFE International Index Fund, Class Z (a)	42,733	526,465
MM Russell 2000 Small Cap Index Fund, Class Z (a)	21,966	270,183
MM S&P Mid Cap Index Fund, Class Z (a)	17,517	219,317
Oppenheimer Commodity Strategy Total Return Fund, Class Y (a) (b)	94,830	309,144
Oppenheimer Developing Markets Fund, Class Y (a)	4,453	155,574
Oppenheimer International Bond Fund, Class I (a)	1,937	12,593
Oppenheimer Real Estate Fund, Class Y (a)	9,405	231,451

		8,445,057

TOTAL MUTUAL FUNDS (Cost $7,988,179)		8,445,057

TOTAL LONG-TERM INVESTMENTS (Cost $7,988,179)		8,445,057

TOTAL INVESTMENTS — 100.2% (Cost $7,988,179) (c)		8,445,057

Other Assets/(Liabilities) — (0.2)%		(13,589)

NET ASSETS — 100.0%		$8,431,468

Notes to Portfolio of Investments

(a)	Affiliated issuer. (See Note 4 for a summary of transactions in the investments of affiliated issuers).
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolios of investments.

MassMutual RetireSMART 2040 Fund – Portfolio of Investments

March 31, 2013 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Diversified Financial — 100.1%
MassMutual Premier Core Bond Fund, Class Z (a)	568,441	$6,508,652
MassMutual Premier Disciplined Growth Fund, Class S (a)	1,174,327	14,091,920
MassMutual Premier Disciplined Value Fund, Class S (a)	1,137,295	14,420,900
MassMutual Premier Focused International Fund, Class Z (a)	274,270	3,219,935
MassMutual Premier High Yield Fund, Class Z (a)	529,903	5,203,650
MassMutual Premier Inflation-Protected and Income Fund, Class Z (a)	295,576	3,473,018
MassMutual Premier International Bond Fund, Class S (a)	406,917	3,959,302
MassMutual Premier International Equity Fund, Class S (a)	531,475	7,578,830
MassMutual Premier Short-Duration Bond Fund, Class Z (a)	376,462	3,960,379
MassMutual Premier Strategic Emerging Markets Fund, Class Z (a)	646,563	7,752,295
MassMutual Select Blue Chip Growth Fund, Class S (a)	683,767	9,435,979
MassMutual Select Diversified International Fund, Class S (a)	1,137,332	7,574,629
MassMutual Select Diversified Value Fund, Class S (a)	834,832	9,525,438
MassMutual Select Focused Value Fund, Class Z (a)	302,662	6,368,019
MassMutual Select Fundamental Growth Fund, Class S (a)	1,322,526	9,522,190
MassMutual Select Fundamental Value Fund, Class Z (a)	857,347	10,845,442
MassMutual Select Growth Opportunities Fund, Class Z (a) (b)	839,502	8,109,588
MassMutual Select Large Cap Value Fund, Class S (a)	783,321	6,846,228
MassMutual Select Mid Cap Growth Equity II Fund, Class Z (a)	350,390	5,893,552
MassMutual Select Mid-Cap Value Fund, Class Z (a)	703,639	8,858,821
MassMutual Select Overseas Fund, Class Z (a)	2,399,086	18,856,817
MassMutual Select PIMCO Total Return Fund, Class Z (a)	127,392	1,350,355
MassMutual Select Small Cap Growth Equity Fund, Class Z (a)	254,186	4,374,536
MassMutual Select Small Cap Value Equity Fund, Class S (a)	517,710	6,352,298

	Number of Shares	Value
MassMutual Select Small Company Growth Fund, Class S (a) (b)	249,404	$3,107,573
MassMutual Select Small Company Value Fund, Class Z (a)	83,873	1,320,158
MassMutual Select Strategic Bond Fund, Class S (a)	112,753	1,170,378
MM MSCI EAFE International Index Fund, Class Z (a)	1,223,517	15,073,734
MM Russell 2000 Small Cap Index Fund, Class Z (a)	639,086	7,860,761
MM S&P Mid Cap Index Fund, Class Z (a)	506,222	6,337,898
Oppenheimer Commodity Strategy Total Return Fund, Class Y (a) (b)	2,617,554	8,533,226
Oppenheimer Developing Markets Fund, Class Y (a)	128,429	4,487,313
Oppenheimer International Bond Fund, Class I (a)	45,878	298,209
Oppenheimer Real Estate Fund, Class Y (a)	272,516	6,706,630

		238,978,653

TOTAL MUTUAL FUNDS (Cost $215,056,132)		238,978,653

TOTAL LONG-TERM INVESTMENTS (Cost $215,056,132)		238,978,653

TOTAL INVESTMENTS — 100.1% (Cost $215,056,132) (c)		238,978,653

Other Assets/(Liabilities) — (0.1)%		(144,736)

NET ASSETS — 100.0%		$238,833,917

Notes to Portfolio of Investments

(a)	Affiliated issuer. (See Note 4 for a summary of transactions in the investments of affiliated issuers).
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolios of investments.

MassMutual RetireSMART 2045 Fund – Portfolio of Investments

March 31, 2013 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.2%
Diversified Financial — 100.2%
MassMutual Premier Core Bond Fund, Class Z (a)	4,620	$52,897
MassMutual Premier Disciplined Growth Fund, Class S (a)	26,509	318,105
MassMutual Premier Disciplined Value Fund, Class S (a)	25,663	325,404
MassMutual Premier Focused International Fund, Class Z (a)	6,455	75,777
MassMutual Premier High Yield Fund, Class Z (a)	3,996	39,243
MassMutual Premier Inflation-Protected and Income Fund, Class Z (a)	2,231	26,213
MassMutual Premier International Bond Fund, Class S (a)	3,282	31,931
MassMutual Premier International Equity Fund, Class S (a)	12,506	178,335
MassMutual Premier Short-Duration Bond Fund, Class Z (a)	3,019	31,765
MassMutual Premier Strategic Emerging Markets Fund, Class Z (a)	15,282	183,231
MassMutual Select Blue Chip Growth Fund, Class S (a)	16,574	228,724
MassMutual Select Diversified International Fund, Class S (a)	26,765	178,252
MassMutual Select Diversified Value Fund, Class S (a)	20,234	230,868
MassMutual Select Focused Value Fund, Class Z (a)	6,935	145,902
MassMutual Select Fundamental Growth Fund, Class S (a)	32,057	230,807
MassMutual Select Fundamental Value Fund, Class Z (a)	20,788	262,962
MassMutual Select Growth Opportunities Fund, Class Z (a) (b)	20,347	196,550
MassMutual Select Large Cap Value Fund, Class S (a)	18,993	165,996
MassMutual Select Mid Cap Growth Equity II Fund, Class Z (a)	8,277	139,211
MassMutual Select Mid-Cap Value Fund, Class Z (a)	16,619	209,232
MassMutual Select Overseas Fund, Class Z (a)	56,448	443,684
MassMutual Select PIMCO Total Return Fund, Class Z (a)	1,043	11,055
MassMutual Select Small Cap Growth Equity Fund, Class Z (a)	6,023	103,653
MassMutual Select Small Cap Value Equity Fund, Class S (a)	12,255	150,374
MassMutual Select Small Company Growth Fund, Class S (a) (b)	5,906	73,589

	Number of Shares	Value
MassMutual Select Small Company Value Fund, Class Z (a)	1,992	$31,348
MassMutual Select Strategic Bond Fund, Class S (a)	922	9,567
MM MSCI EAFE International Index Fund, Class Z (a)	28,763	354,359
MM Russell 2000 Small Cap Index Fund, Class Z (a)	15,122	185,995
MM S&P Mid Cap Index Fund, Class Z (a)	11,942	149,516
Oppenheimer Commodity Strategy Total Return Fund, Class Y (a) (b)	60,144	196,070
Oppenheimer Developing Markets Fund, Class Y (a)	3,034	105,991
Oppenheimer International Bond Fund, Class I (a)	413	2,687
Oppenheimer Real Estate Fund, Class Y (a)	6,393	157,321

		5,226,614

TOTAL MUTUAL FUNDS (Cost $4,897,739)		5,226,614

TOTAL LONG-TERM INVESTMENTS (Cost $4,897,739)		5,226,614

TOTAL INVESTMENTS — 100.2% (Cost $4,897,739) (c)		5,226,614

Other Assets/(Liabilities) — (0.2)%		(12,691)

NET ASSETS — 100.0%		$5,213,923

Notes to Portfolio of Investments

(a)	Affiliated issuer. (See Note 4 for a summary of transactions in the investments of affiliated issuers).
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolios of investments.

MassMutual RetireSMART 2050 Fund – Portfolio of Investments

March 31, 2013 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Diversified Financial — 100.1%
MassMutual Premier Core Bond Fund, Class Z (a)	47,164	$540,025
MassMutual Premier Disciplined Growth Fund, Class S (a)	290,351	3,484,215
MassMutual Premier Disciplined Value Fund, Class S (a)	281,180	3,565,357
MassMutual Premier Focused International Fund, Class Z (a)	70,672	829,686
MassMutual Premier High Yield Fund, Class Z (a)	40,954	402,165
MassMutual Premier Inflation-Protected and Income Fund, Class Z (a)	22,817	268,103
MassMutual Premier International Bond Fund, Class S (a)	33,595	326,875
MassMutual Premier International Equity Fund, Class S (a)	136,941	1,952,782
MassMutual Premier Short-Duration Bond Fund, Class Z (a)	30,699	322,957
MassMutual Premier Strategic Emerging Markets Fund, Class Z (a)	167,382	2,006,905
MassMutual Select Blue Chip Growth Fund, Class S (a)	181,591	2,505,951
MassMutual Select Diversified International Fund, Class S (a)	293,056	1,951,752
MassMutual Select Diversified Value Fund, Class S (a)	221,706	2,529,668
MassMutual Select Focused Value Fund, Class Z (a)	75,939	1,597,765
MassMutual Select Fundamental Growth Fund, Class S (a)	351,233	2,528,880
MassMutual Select Fundamental Value Fund, Class Z (a)	227,691	2,880,296
MassMutual Select Growth Opportunities Fund, Class Z (a) (b)	222,950	2,153,696
MassMutual Select Large Cap Value Fund, Class S (a)	208,030	1,818,181
MassMutual Select Mid Cap Growth Equity II Fund, Class Z (a)	90,661	1,524,922
MassMutual Select Mid-Cap Value Fund, Class Z (a)	182,062	2,292,156
MassMutual Select Overseas Fund, Class Z (a)	618,155	4,858,696
MassMutual Select PIMCO Total Return Fund, Class Z (a)	10,570	112,039
MassMutual Select Small Cap Growth Equity Fund, Class Z (a)	65,964	1,135,245
MassMutual Select Small Cap Value Equity Fund, Class S (a)	134,303	1,647,903
MassMutual Select Small Company Growth Fund, Class S (a) (b)	64,714	806,338

	Number of Shares	Value
MassMutual Select Small Company Value Fund, Class Z (a)	21,781	$342,831
MassMutual Select Strategic Bond Fund, Class S (a)	9,359	97,147
MM MSCI EAFE International Index Fund, Class Z (a)	315,210	3,883,389
MM Russell 2000 Small Cap Index Fund, Class Z (a)	165,776	2,039,039
MM S&P Mid Cap Index Fund, Class Z (a)	130,977	1,639,835
Oppenheimer Commodity Strategy Total Return Fund, Class Y (a) (b)	662,149	2,158,606
Oppenheimer Developing Markets Fund, Class Y (a)	33,245	1,161,578
Oppenheimer International Bond Fund, Class I (a)	3,887	25,267
Oppenheimer Real Estate Fund, Class Y (a)	70,389	1,732,266

		57,122,516

TOTAL MUTUAL FUNDS (Cost $52,001,345)		57,122,516

TOTAL LONG-TERM INVESTMENTS (Cost $52,001,345)		57,122,516

TOTAL INVESTMENTS — 100.1% (Cost $52,001,345) (c)		57,122,516

Other Assets/(Liabilities) — (0.1)%		(29,710)

NET ASSETS — 100.0%		$57,092,806

Notes to Portfolio of Investments

(a)	Affiliated issuer. (See Note 4 for a summary of transactions in the investments of affiliated issuers).
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolios of investments.

Notes to Portfolio of Investments (Unaudited)

1.	The Funds

MassMutual Select Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated May 28, 1993, as amended and restated as of November 21, 2011, as it may be further amended from time to time. The Trust consists of the following series (each individually referred to as a “Fund” or collectively as the “Funds”):

MassMutual Select PIMCO Total Return Fund (“PIMCO Total Return Fund”)

MassMutual Select Strategic Bond Fund (“Strategic Bond Fund”)

MassMutual Select BlackRock Global Allocation Fund (“BlackRock Global Allocation Fund”)

MassMutual Select Diversified Value Fund (“Diversified Value Fund”)

MassMutual Select Fundamental Value Fund (“Fundamental Value Fund”)

MassMutual Select Large Cap Value Fund (“Large Cap Value Fund”)

MM S&P 500® Index Fund (formerly known as MassMutual Select Indexed Equity Fund) (“S&P 500 Index Fund”)

MassMutual Select Focused Value Fund (“Focused Value Fund”)

MassMutual Select Fundamental Growth Fund (“Fundamental Growth Fund”)

MassMutual Select Blue Chip Growth Fund (“Blue Chip Growth Fund”)

MassMutual Select Growth Opportunities Fund (“Growth Opportunities Fund”)

MassMutual Select Mid-Cap Value Fund (“Mid-Cap Value Fund”)

MassMutual Select Small Cap Value Equity Fund (“Small Cap Value Equity Fund”)

MassMutual Select Small Company Value Fund (“Small Company Value Fund”)

MM S&P® Mid Cap Index Fund (“S&P Mid Cap Index Fund”)

MM Russell 2000® Small Cap Index Fund (“Russell 2000 Small Cap Index Fund”)

MassMutual Select Mid Cap Growth Equity II Fund (“Mid Cap Growth Equity II Fund”)

MassMutual Select Small Cap Growth Equity Fund (“Small Cap Growth Equity Fund”)

MassMutual Select Small Company Growth Fund (“Small Company Growth Fund”)

MassMutual Select Diversified International Fund (“Diversified International Fund”)

MM MSCI EAFE® International Index Fund (“MSCI EAFE International Index Fund”)

MassMutual Select Overseas Fund (“Overseas Fund”)

MassMutual RetireSMARTSM Conservative Fund (“RetireSMART Conservative Fund”)

MassMutual RetireSMARTSM Moderate Fund (“RetireSMART Moderate Fund”)

MassMutual RetireSMARTSM Moderate Growth Fund (“RetireSMART Moderate Growth Fund”)

MassMutual RetireSMARTSM Growth Fund (“RetireSMART Growth Fund”)

MassMutual RetireSMARTSM In Retirement Fund (“RetireSMART In Retirement Fund”)

MassMutual RetireSMARTSM 2010 Fund (“RetireSMART 2010 Fund”)

MassMutual RetireSMARTSM 2015 Fund (“RetireSMART 2015 Fund”)

MassMutual RetireSMARTSM 2020 Fund (“RetireSMART 2020 Fund”)

MassMutual RetireSMARTSM 2025 Fund (“RetireSMART 2025 Fund”)

MassMutual RetireSMARTSM 2030 Fund (“RetireSMART 2030 Fund”)

MassMutual RetireSMARTSM 2035 Fund (“RetireSMART 2035 Fund”)

MassMutual RetireSMARTSM 2040 Fund (“RetireSMART 2040 Fund”)

MassMutual RetireSMARTSM 2045 Fund (“RetireSMART 2045 Fund”)

MassMutual RetireSMARTSM 2050 Fund (“RetireSMART 2050 Fund”)

The following table shows the classes available for each Fund, including the date each class commenced operations. Each share class represents an interest in the same portfolio of assets. The principal difference among the classes is the level of service and administration fees, and shareholder and distribution service expenses borne by the classes. Because each class will have different fees and expenses, performance and share prices will vary between the classes. The classes of shares are offered to different types of investors, as outlined in the Funds’ Prospectus.

Notes to Portfolio of Investments (Unaudited) (Continued)

	Class Z	Class I		Class S	Class Y	Class L	Class A	Class N
PIMCO Total Return Fund	7/6/2010	None		7/6/2010	7/6/2010	7/6/2010	7/6/2010	7/6/2010
Strategic Bond Fund	None	None		12/31/2004	12/31/2004	12/31/2004	12/31/2004	12/31/2004
BlackRock Global Allocation Fund	None	None		12/1/2009	12/1/2009	12/1/2009	12/1/2009	None	*
Diversified Value Fund	None	None		10/15/2004	10/15/2004	10/15/2004	10/15/2004	10/15/2004
Fundamental Value Fund	11/15/2010	None		12/31/2001	12/31/2001	12/31/2001	12/31/2001	12/31/2002
Large Cap Value Fund	None	None		5/1/2000	5/1/2000	5/1/2000	5/1/2000	12/31/2002
S&P 500 Index Fund	12/7/2011	5/1/2001	**	3/1/1998	3/1/1998	7/1/1999	3/1/1998	12/31/2002
Focused Value Fund	11/15/2010	None		5/1/2000	5/1/2000	5/1/2000	5/1/2000	12/31/2002
Fundamental Growth Fund	None	None		5/1/2000	5/1/2000	5/1/2000	5/1/2000	12/31/2002
Blue Chip Growth Fund	None	None		6/1/2001	6/1/2001	6/1/2001	6/1/2001	12/31/2002
Growth Opportunities Fund	12/7/2011	None		5/1/2000	5/1/2000	5/1/2000	5/1/2000	12/31/2002
Mid-Cap Value Fund	12/7/2011	None		8/29/2006	8/29/2006	8/29/2006	8/29/2006	8/29/2006
Small Cap Value Equity Fund	None	None		3/31/2006	3/31/2006	3/31/2006	3/31/2006	3/31/2006
Small Company Value Fund	11/15/2010	None		12/31/2001	12/31/2001	12/31/2001	12/31/2001	12/31/2002
S&P Mid Cap Index Fund	7/26/2012	7/26/2012		7/26/2012	7/26/2012	7/26/2012	7/26/2012	None
Russell 2000 Small Cap Index Fund	7/26/2012	7/26/2012		7/26/2012	7/26/2012	7/26/2012	7/26/2012	None
Mid Cap Growth Equity II Fund	11/15/2010	None		6/1/2000	6/1/2000	6/1/2000	6/1/2000	12/31/2002
Small Cap Growth Equity Fund	11/15/2010	None		5/3/1999	5/3/1999	5/3/1999	5/3/1999	12/31/2002
Small Company Growth Fund	None	None		12/31/2001	12/31/2001	12/31/2001	12/31/2001	12/31/2002
Diversified International Fund	None	None		12/14/2006	12/14/2006	12/14/2006	12/14/2006	None	***
MSCI EAFE International Index Fund	7/25/2012	7/25/2012		7/25/2012	7/25/2012	7/25/2012	7/25/2012	None
Overseas Fund	11/15/2010	None		5/1/2001	5/1/2001	5/1/2001	5/1/2001	12/31/2002
RetireSMART Conservative Fund	None	None		6/20/2011	6/20/2011	6/20/2011	6/20/2011	None
RetireSMART Moderate Fund	None	None		6/20/2011	6/20/2011	6/20/2011	6/20/2011	None
RetireSMART Moderate Growth Fund	None	None		6/20/2011	6/20/2011	6/20/2011	6/20/2011	None
RetireSMART Growth Fund	None	None		6/20/2011	6/20/2011	6/20/2011	6/20/2011	None
RetireSMART In Retirement Fund	None	None		12/31/2003	12/31/2003	12/31/2003	12/31/2003	12/31/2003
RetireSMART 2010 Fund	None	None		12/31/2003	12/31/2003	12/31/2003	12/31/2003	12/31/2003
RetireSMART 2015 Fund	None	None		4/1/2010	4/1/2010	4/1/2010	4/1/2010	None	*
RetireSMART 2020 Fund	None	None		12/31/2003	12/31/2003	12/31/2003	12/31/2003	12/31/2003
RetireSMART 2025 Fund	None	None		4/1/2010	4/1/2010	4/1/2010	4/1/2010	None	*
RetireSMART 2030 Fund	None	None		12/31/2003	12/31/2003	12/31/2003	12/31/2003	12/31/2003
RetireSMART 2035 Fund	None	None		4/1/2010	4/1/2010	4/1/2010	4/1/2010	None	*
RetireSMART 2040 Fund	None	None		12/31/2003	12/31/2003	12/31/2003	12/31/2003	12/31/2003
RetireSMART 2045 Fund	None	None		4/1/2010	4/1/2010	4/1/2010	4/1/2010	None	*
RetireSMART 2050 Fund	None	None		12/17/2007	12/17/2007	12/17/2007	12/17/2007	12/17/2007

*	Class N shares were eliminated as of February 8, 2011.
**	Class Z shares were renamed Class I shares on September 30, 2011.
***	Class N shares were eliminated as of January 19, 2012.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Notes to Portfolio of Investments (Unaudited) (Continued)

Basis of Consolidation

The accompanying portfolio of investments for the BlackRock Global Allocation Fund includes the accounts of MassMutual Select Cayman Global Allocation Fund I, Ltd. (the “Subsidiary”), a wholly owned subsidiary of the BlackRock Global Allocation Fund, which primarily invests in commodity-related investments consistent with the Fund’s investment objectives and policies as stated in its Prospectus and Statement of Additional Information. The Subsidiary allows the BlackRock Global Allocation Fund to hold these commodity-related investments and still satisfy regulated investment company tax requirements. The BlackRock Global Allocation Fund may invest up to 25% of its total assets in the Subsidiary. Intercompany accounts and transactions have been eliminated. As of March 31, 2013, the BlackRock Global Allocation Fund’s net assets were approximately $610,802,186, of which approximately $9,779,198 or approximately 1.6%, represented the Fund’s ownership of the shares of the Subsidiary.

Investment Valuation

The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange, on each day the New York Stock Exchange is open for trading (a “business day”). The New York Stock Exchange normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days.

Equity securities and derivative contracts that are actively traded on a national securities exchange or contract market are valued on the basis of information furnished by a pricing service, which provides the last reported sale price for securities or derivatives listed on the exchange or contract market or the official closing price on the NASDAQ National Market System, or in the case of over-the-counter (“OTC”) securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal market for such securities. Debt securities (other than short-term obligations) are valued on the basis of valuations furnished by a pricing service, which generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Short-term debt securities are valued at either amortized cost or at original cost plus accrued interest, whichever the Funds’ investment adviser determines more closely approximates current market value. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day.

Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models, depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, establish a benchmark yield, and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche including, but not limited to, prepayment speed assumptions and attributes of the collateral. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. Restricted securities are generally valued at a discount to similar publicly traded securities.

Investments for which market quotations are not available or for which a pricing service or vendor does not provide a value, or for which such market quotations or values are considered by the investment adviser or subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event) are stated at fair valuations determined in good faith by the Funds’ Valuation Committee1 in accordance with procedures approved annually by the Board of Trustees (“Trustees”), and under the

[1]	The Valuation Committee consists of the President, Treasurer, Assistant Treasurers, Vice Presidents (except for the CCO), Secretary, and Assistant Secretaries of the Trust, as well as such alternate members as the Trustees may from time to time designate. The Valuation Committee reviews and makes recommendations concerning the fair valuation of portfolio securities and the Funds’ pricing procedures in general.

Notes to Portfolio of Investments (Unaudited) (Continued)

general oversight of the Trustees. The Funds’ Valuation Committee employs various methods to determine fair valuations including a regular review of key inputs and assumptions and review of any related market activity. The Funds’ Valuation Committee reports to the Trustees at their regularly scheduled meetings. It is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value procedures may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.

The Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds’ portfolio securities may change on days when the prices of the Funds’ shares are not calculated. The prices of the Funds’ shares will reflect any such changes when the prices of the Funds’ shares are next calculated, which is the next business day. The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds’ investments may be priced based on fair values provided by a third-party fair valuation vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market, between the close of the foreign market and the time the Funds calculate their net asset values. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities, derivatives actively traded on a national securities exchange (such as some warrants, rights, futures, and options), and shares of open-end mutual funds.

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

The types of assets and liabilities categorized in Level 2 generally include debt securities such as U.S. government and agency securities, mortgage-backed securities, asset-backed securities, municipal obligations, sovereign debt obligations, bank loans, corporate bonds, and those securities valued at amortized cost; OTC derivatives such as swaps, options, swaptions, and forward foreign currency exchange contracts; certain restricted securities; and non-exchange traded equity securities and certain foreign equity securities traded on particular foreign exchanges that close before the Funds determine their net asset values.

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The types of assets and liabilities categorized in Level 3 generally include securities for which prices, spreads, or any of the other aforementioned key inputs are unobservable. Generally, securities whose trading has been suspended or that have been de-listed from their current primary trading exchange; securities in default or bankruptcy proceedings for which there is no current market

Notes to Portfolio of Investments (Unaudited) (Continued)

quotation; securities and certain derivatives valued by broker quotes which may include brokers’ assumptions; and any illiquid Rule 144A securities or restricted securities issued by non-public entities are categorized in Level 3.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the overall fair value measurement.

The Diversified Value Fund, S&P 500 Index Fund, Focused Value Fund, Fundamental Growth Fund, Growth Opportunities Fund, Mid-Cap Value Fund, Small Cap Value Equity Fund, and S&P Mid Cap Index Fund characterized all long-term investments at Level 1, and all short-term investments at Level 2, as of March 31, 2013. The Small Company Growth Fund, RetireSMART Conservative Fund, RetireSMART Moderate Fund, RetireSMART Moderate Growth Fund, RetireSMART Growth Fund, RetireSMART In Retirement Fund, RetireSMART 2010 Fund, RetireSMART 2015 Fund, RetireSMART 2020 Fund, RetireSMART 2025 Fund, RetireSMART 2030 Fund, RetireSMART 2035 Fund, RetireSMART 2040 Fund, RetireSMART 2045 Fund, and RetireSMART 2050 Fund characterized all investments at Level 1, as of March 31, 2013. The BlackRock Global Allocation Fund characterized all securities sold short at Level 2, as of March 31, 2013. For each Fund noted in the preceding sentences, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The following is the aggregate value by input level, as of March 31, 2013, for the remaining Funds’ investments and for the BlackRock Global Allocation Fund’s other investments:

Asset Valuation Inputs

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
PIMCO Total Return Fund
Bonds & Notes
Total Corporate Debt	$-	$673,456,871	$1,008,574	$674,465,445

Total Municipal Obligations	-	77,523,954	-	77,523,954

Non-U.S. Government Agency Obligations
Commercial MBS	-	86,208,374	-	86,208,374
Home Equity ABS	-	19,770,554	-	19,770,554
Other ABS	-	4,852,916	-	4,852,916
Student Loans ABS	-	14,681,538	-	14,681,538
WL Collateral CMO	-	47,152,130	-	47,152,130

Total Non-U.S. Government Agency Obligations	-	172,665,512	-	172,665,512

Total Sovereign Debt Obligations	-	195,465,845	-	195,465,845

U.S. Government Agency Obligations and Instrumentalities
Pass-Through Securities	-	734,929,563	-	734,929,563

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
PIMCO Total Return Fund (Continued)
Total U.S. Government Agency Obligations and Instrumentalities	$-	$734,929,563	$-	$734,929,563

U.S. Treasury Obligations
U.S. Treasury Bonds & Notes	-	762,737,454	-	762,737,454

Total U.S. Treasury Obligations	-	762,737,454	-	762,737,454

Total Bonds & Notes	-	2,616,779,199	1,008,574	2,617,787,773

Total Long-Term Investments	-	2,616,779,199	1,008,574	2,617,787,773

Total Short-Term Investments	-	5,890,917	-	5,890,917

Total Investments	$-	$2,622,670,116	$1,008,574	$2,623,678,690

Strategic Bond Fund
Equities
Preferred Stock
Financial	$172,970	$-	$-	$172,970

Total Preferred Stock	172,970	-	-	172,970

Total Equities	172,970	-	-	172,970

Bonds & Notes
Total Corporate Debt	-	62,494,115	-	62,494,115

Total Municipal Obligations	-	268,978	-	268,978

Non-U.S. Government Agency Obligations
Agency Collateral CMO	-	9,684,992	-	9,684,992
Automobile ABS	-	679,008	-	679,008
Commercial MBS	-	2,230,177	-	2,230,177
Home Equity ABS	-	2,540,058	-	2,540,058
Manufactured Housing ABS	-	1,043,094	-	1,043,094
Other ABS	-	236,488	-	236,488
Student Loans ABS	-	2,644,073	-	2,644,073
WL Collateral CMO	-	7,576,900	-	7,576,900

Total Non-U.S. Government Agency Obligations	-	26,634,790	-	26,634,790

Total Sovereign Debt Obligations	-	6,274,751	-	6,274,751

U.S. Government Agency Obligations and Instrumentalities
Collateralized Mortgage Obligations	-	1,724,343	-	1,724,343
Pass-Through Securities	-	38,568,273	-	38,568,273

Total U.S. Government Agency Obligations and Instrumentalities	-	40,292,616	-	40,292,616

U.S. Treasury Obligations
U.S. Treasury Bonds & Notes	-	38,598,425	-	38,598,425

Total U.S. Treasury Obligations	-	38,598,425	-	38,598,425

Total Bonds & Notes	-	174,563,675	-	174,563,675

Purchased Options
Options on Futures	27,058	-	-	27,058

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Strategic Bond Fund (Continued)
Total Purchased Options	$27,058	$-	$-	$27,058

Warrants
Energy	7,092	-	-	7,092

Total Warrants	7,092	-	-	7,092

Total Long-Term Investments	207,120	174,563,675	-	174,770,795

Total Short-Term Investments	-	13,432,755	-	13,432,755

Total Investments	$207,120	$187,996,430	$-	$188,203,550

BlackRock Global Allocation Fund
Equities
Common Stock
Basic Materials	$14,021,144	$12,940,572	$-	$26,961,716
Communications	27,737,697	13,544,585	-	41,282,282
Consumer, Cyclical	14,374,165	20,525,733	469,299	35,369,197
Consumer, Non-cyclical	56,224,614	20,403,122	-	76,627,736
Diversified	-	1,395,276	-	1,395,276
Energy	30,125,602	7,565,090	1,207,486	38,898,178
Financial	37,088,544	26,123,927	-	63,212,471
Industrial	21,365,106	14,944,630	-	36,309,736
Technology	18,305,947	6,068,706	-	24,374,653
Utilities	7,383,439	5,290,670	-	12,674,109

Total Common Stock	226,626,258	128,802,311	1,676,785	357,105,354

Convertible Preferred Stock
Financial	252,350	-	-	252,350

Total Convertible Preferred Stock	252,350	-	-	252,350

Preferred Stock
Basic Materials	252,829	-	-	252,829
Consumer, Cyclical	544,694	1,563,824	-	2,108,518
Consumer, Non-cyclical	-	689,462	-	689,462
Financial	4,891,215	611,781	-	5,502,996
Government	-	163,426	-	163,426
Industrial	269,325	-	-	269,325
Utilities	832,831	469,662	-	1,302,493

Total Preferred Stock	6,790,894	3,498,155	-	10,289,049

Total Equities	233,669,502	132,300,466	1,676,785	367,646,753

Bonds & Notes
Total Bank Loans	-	4,454,309	-	4,454,309

Total Corporate Debt	-	36,129,495	4,000,711	40,130,206

Non-U.S. Government Agency Obligations
Commercial MBS	-	694,389	-	694,389

Total Non-U.S. Government Agency Obligations	-	694,389	-	694,389

Total Sovereign Debt Obligations	-	50,191,029	-	50,191,029

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
BlackRock Global Allocation Fund (Continued)
U.S. Treasury Obligations
U.S. Treasury Bonds & Notes	$-	$34,324,855	$-	$34,324,855

Total U.S. Treasury Obligations	-	34,324,855	-	34,324,855

Total Bonds & Notes	-	125,794,077	4,000,711	129,794,788

Total Mutual Funds	10,956,277	-	-	10,956,277

Purchased Options
Basic Materials	19,449	52,873	-	72,322
Communications	-	284,250	-	284,250
Consumer, Cyclical	-	271,434	-	271,434
Consumer, Non-cyclical	39,010	322,622	-	361,632
Energy	-	24,967	-	24,967
Financial	-	3,855,271	-	3,855,271
Industrial	-	24,723	-	24,723
Technology	-	180,155	-	180,155

Total Purchased Options	58,459	5,016,295	-	5,074,754

Warrants
Basic Materials	36	-	-	36
Financial	-	-	34,351	34,351

Total Warrants	36	-	34,351	34,387

Total Long-Term Investments	244,684,274	263,110,838	5,711,847	513,506,959

Total Short-Term Investments	-	100,970,057	-	100,970,057

Total Investments	$244,684,274	$364,080,895	$5,711,847	$614,477,016

Fundamental Value Fund
Equities
Common Stock
Basic Materials	$82,043,924	$-	$-	$82,043,924
Communications	115,916,391	-	-	115,916,391
Consumer, Cyclical	126,623,045	-	-	126,623,045
Consumer, Non-cyclical	228,682,701	19,811,129	-	248,493,830
Energy	184,941,236	-	-	184,941,236
Financial	367,031,599	13,120,727	-	380,152,326
Industrial	159,624,090	-	-	159,624,090
Technology	93,494,332	-	-	93,494,332
Utilities	43,379,046	-	-	43,379,046

Total Common Stock	1,401,736,364	32,931,856	-	1,434,668,220

Total Equities	1,401,736,364	32,931,856	-	1,434,668,220

Total Long-Term Investments	1,401,736,364	32,931,856	-	1,434,668,220

Total Short-Term Investments	-	24,043,818	-	24,043,818

Total Investments	$1,401,736,364	$56,975,674	$-	$1,458,712,038

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Large Cap Value Fund
Equities
Common Stock
Basic Materials	$17,695,624	$2,396,940	$-	$20,092,564
Communications	34,400,721	8,339,153	-	42,739,874
Consumer, Cyclical	32,186,341	-	-	32,186,341
Consumer, Non-cyclical	128,636,966	4,095,350	-	132,732,316
Energy	54,874,469	-	-	54,874,469
Financial	80,068,556	764,757	-	80,833,313
Industrial	47,342,349	-	-	47,342,349
Technology	42,555,316	357,858	-	42,913,174
Utilities	37,000,738	906,084	-	37,906,822

Total Common Stock	474,761,080	16,860,142	-	491,621,222

Preferred Stock
Basic Materials	-	557,571	-	557,571
Consumer, Cyclical	348,801	-	-	348,801

Total Preferred Stock	348,801	557,571	-	906,372

Total Equities	475,109,881	17,417,713	-	492,527,594

Total Mutual Funds	21,753,257	-	-	21,753,257

Total Long-Term Investments	496,863,138	17,417,713	-	514,280,851

Total Short-Term Investments	-	15,381,984	-	15,381,984

Total Investments	$496,863,138	$32,799,697	$-	$529,662,835

Blue Chip Growth Fund
Equities
Common Stock
Basic Materials	$49,051,349	$-	$-	$49,051,349
Communications	225,190,697	7,802,311	-	232,993,008
Consumer, Cyclical	167,910,014	-	-	167,910,014
Consumer, Non-cyclical	208,454,798	637,730	-	209,092,528
Energy	56,157,969	-	-	56,157,969
Financial	109,503,957	-	-	109,503,957
Industrial	145,759,676	-	-	145,759,676
Technology	88,952,424	-	-	88,952,424

Total Common Stock	1,050,980,884	8,440,041	-	1,059,420,925

Total Equities	1,050,980,884	8,440,041	-	1,059,420,925

Total Mutual Funds	1,603	-	-	1,603

Total Long-Term Investments	1,050,982,487	8,440,041	-	1,059,422,528

Total Short-Term Investments	-	7,657,579	-	7,657,579

Total Investments	$1,050,982,487	$16,097,620	$-	$1,067,080,107

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total
Small Company Value Fund
Equities
Common Stock
Basic Materials	$44,684,215	$-	$-		$44,684,215
Communications	21,508,395	-	-		21,508,395
Consumer, Cyclical	62,807,459	-	-		62,807,459
Consumer, Non-cyclical	57,590,815	-	-		57,590,815
Energy	31,077,750	-	-		31,077,750
Financial	131,154,524	-	-		131,154,524
Industrial	113,037,710	-	-		113,037,710
Technology	28,534,410	-	-		28,534,410
Utilities	24,174,011	-	-		24,174,011

Total Common Stock	514,569,289	-	-		514,569,289

Convertible Preferred Stock
Financial	-	1,979,159	-		1,979,159

Total Convertible Preferred Stock	-	1,979,159	-		1,979,159

Total Equities	514,569,289	1,979,159	-		516,548,448

Total Mutual Funds	36,679,907	-	-		36,679,907

Total Long-Term Investments	551,249,196	1,979,159	-		553,228,355

Total Short-Term Investments	-	19,277,390	-		19,277,390

Total Investments	$551,249,196	$21,256,549	$-		$572,505,745

Russell 2000 Small Cap Index Fund
Equities
Common Stock
Basic Materials	$4,104,256	$-	$-		$4,104,256
Communications	6,325,328	-	-		6,325,328
Consumer, Cyclical	14,479,726	-	-		14,479,726
Consumer, Non-cyclical	20,363,958	-	-		20,363,958
Diversified	98,963	-	-		98,963
Energy	6,003,776	-	-	+	6,003,776
Financial	23,263,082	-	-		23,263,082
Industrial	14,676,569	-	-		14,676,569
Technology	9,354,687	-	-		9,354,687
Utilities	3,454,699	-	-		3,454,699

Total Common Stock	102,125,044	-	-		102,125,044

Total Equities	102,125,044	-	-		102,125,044

Total Mutual Funds	12,026,644	-	-		12,026,644

Total Long-Term Investments	114,151,688	-	-		114,151,688

Total Short-Term Investments	-	4,847,464	-		4,847,464

Total Investments	$114,151,688	$4,847,464	$-		$118,999,152

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Mid Cap Growth Equity II Fund
Equities
Common Stock
Basic Materials	$57,796,869	$-	$-	$57,796,869
Communications	144,951,533	-	296,059	145,247,592
Consumer, Cyclical	245,355,651	-	-	245,355,651
Consumer, Non-cyclical	468,285,599	-	-	468,285,599
Energy	104,464,968	-	-	104,464,968
Financial	119,792,208	-	-	119,792,208
Industrial	267,999,450	-	-	267,999,450
Technology	195,415,262	-	-	195,415,262
Utilities	19,693,600	-	-	19,693,600

Total Common Stock	1,623,755,140	-	296,059	1,624,051,199

Preferred Stock
Communications	-	-	3,892,882	3,892,882
Technology	-	3,186,268	-	3,186,268

Total Preferred Stock	-	3,186,268	3,892,882	7,079,150

Total Equities	1,623,755,140	3,186,268	4,188,941	1,631,130,349

Total Mutual Funds	94,885,406	-	-	94,885,406

Total Long-Term Investments	1,718,640,546	3,186,268	4,188,941	1,726,015,755

Total Short-Term Investments	-	42,492,437	-	42,492,437

Total Investments	$1,718,640,546	$45,678,705	$4,188,941	$1,768,508,192

Small Cap Growth Equity Fund
Equities
Common Stock
Basic Materials	$25,470,469	$-	$-	$25,470,469
Communications	69,168,753	-	300,294	69,469,047
Consumer, Cyclical	128,527,661	-	-	128,527,661
Consumer, Non-cyclical	185,949,419	4,391,659	-	190,341,078
Energy	74,522,404	-	-	74,522,404
Financial	105,008,022	-	-	105,008,022
Industrial	123,631,531	-	-	123,631,531
Technology	110,491,837	-	-	110,491,837
Utilities	2,569,959	-	-	2,569,959

Total Common Stock	825,340,055	4,391,659	300,294	830,032,008

Total Equities	825,340,055	4,391,659	300,294	830,032,008

Total Mutual Funds	144,418,828	-	-	144,418,828

Total Long-Term Investments	969,758,883	4,391,659	300,294	974,450,836

Total Short-Term Investments	-	20,588,542	-	20,588,542

Total Investments	$969,758,883	$24,980,201	$300,294	$995,039,378

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Diversified International Fund
Equities
Common Stock
Basic Materials	$891,799	$6,719,645	$-	$7,611,444
Communications	-	12,514,105	-	12,514,105
Consumer, Cyclical	-	19,588,586	-	19,588,586
Consumer, Non-cyclical	-	23,919,366	-	23,919,366
Diversified	-	4,001,908	-	4,001,908
Energy	-	15,373,436	-	15,373,436
Financial	-	49,290,846	-	49,290,846
Industrial	-	12,042,529	-	12,042,529
Technology	-	4,946,967	-	4,946,967
Utilities	784,470	4,473,859	-	5,258,329

Total Common Stock	1,676,269	152,871,247	-	154,547,516

Preferred Stock
Consumer, Cyclical	-	2,239,465	-	2,239,465

Total Preferred Stock	-	2,239,465	-	2,239,465

Total Equities	1,676,269	155,110,712	-	156,786,981

Total Mutual Funds	12,069,214	-	-	12,069,214

Total Long-Term Investments	13,745,483	155,110,712	-	168,856,195

Total Short-Term Investments	-	2,805,821	-	2,805,821

Total Investments	$13,745,483	$157,916,533	$-	$171,662,016

MSCI EAFE International Index Fund
Equities
Common Stock
Basic Materials	$-	$11,982,167	$-	$11,982,167
Communications	-	10,386,039	-	10,386,039
Consumer, Cyclical	-	16,507,542	-	16,507,542
Consumer, Non-cyclical	-	35,085,584	-	35,085,584
Diversified	-	1,692,061	-	1,692,061
Energy	-	10,439,880	-	10,439,880
Financial	-	36,817,516	-	36,817,516
Industrial	-	17,487,150	-	17,487,150
Technology	-	3,437,149	-	3,437,149
Utilities	-	5,467,417	-	5,467,417

Total Common Stock	-	149,302,505	-	149,302,505

Preferred Stock
Communications	-	44,187	-	44,187
Consumer, Cyclical	-	574,175	-	574,175
Consumer, Non-cyclical	-	221,065	-	221,065
Utilities	-	14,886	-	14,886

Total Preferred Stock	-	854,313	-	854,313

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
MSCI EAFE International Index Fund (Continued)
Total Equities	$-	$150,156,818	$-	$150,156,818

Rights
Financial	-	-	982	982

Total Rights	-	-	982	982

Total Mutual Funds	20,120,942	-	-	20,120,942

Total Long-Term Investments	20,120,942	150,156,818	982	170,278,742

Total Short-Term Investments	-	1,601,206	-	1,601,206

Total Investments	$20,120,942	$151,758,024	$982	$171,879,948

Overseas Fund
Equities
Common Stock
Basic Materials	$774,759	$42,162,553	$-	$42,937,312
Communications	4,638,609	23,369,682	-	28,008,291
Consumer, Cyclical	6,410,686	75,302,811	-	81,713,497
Consumer, Non-cyclical	2,066,051	117,645,634	-	119,711,685
Diversified	-	9,108,656	-	9,108,656
Energy	-	23,562,144	-	23,562,144
Financial	12,164,961	136,927,161	-	149,092,122
Industrial	7,004,952	53,919,727	-	60,924,679
Technology	8,956,175	29,034,563	-	37,990,738
Utilities	682,560	4,424,950	-	5,107,510

Total Common Stock	42,698,753	515,457,881	-	558,156,634

Preferred Stock
Auto Manufacturers	-	1,945,866	-	1,945,866

Total Preferred Stock	-	1,945,866	-	1,945,866

Total Equities	42,698,753	517,403,747	-	560,102,500

Total Mutual Funds	38,186,113	-	-	38,186,113

Total Long-Term Investments	80,884,866	517,403,747	-	598,288,613

Total Short-Term Investments	-	5,162,531	-	5,162,531

Total Investments	$80,884,866	$522,566,278	$-	$603,451,144

+	Represents security at $0 value as of March 31, 2013.

The following is the aggregate value by input level, as of March 31, 2013, for the Funds’ other financial instruments:

Asset Valuation Inputs

	Other Financial Instruments
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
PIMCO Total Return Fund
Forward Contracts
Foreign Exchange Risk	$-	$5,355,507	$-	$5,355,507

Notes to Portfolio of Investments (Unaudited) (Continued)

	Other Financial Instruments
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
PIMCO Total Return Fund (Continued)
Futures Contracts
Interest Rate Risk	$492,653	$-	$-	$492,653
Swap Agreements
Credit Risk	-	1,197,835	-	1,197,835
Interest Rate Risk	-	7,794,974	-	7,794,974
Strategic Bond Fund
Forward Contracts
Foreign Exchange Risk	-	347,919	-	347,919
Futures Contracts
Interest Rate Risk	18,840	-	-	18,840
BlackRock Global Allocation Fund
Forward Contracts
Foreign Exchange Risk	-	559,224	-	559,224
Futures Contracts
Equity Risk	285,011	-	-	285,011
Swap Agreements
Equity Risk	-	82,316	-	82,316
Interest Rate Risk	-	20,757	-	20,757
S&P 500 Index Fund
Futures Contracts
Equity Risk	681,717	-	-	681,717
S&P Mid Cap Index Fund
Futures Contracts
Equity Rate Risk	42,287	-	-	42,287
Russell 2000 Small Cap Index Fund
Futures Contracts
Equity Risk	68,286	-	-	68,286
Diversified International Fund
Forward Contracts
Foreign Exchange Risk	-	787,383	-	787,383
MSCI EAFE International Index Fund
Forward Contracts
Foreign Exchange Risk	-	15,763	-	15,763
Overseas Fund
Forward Contracts
Foreign Exchange Risk	-	3,184,962	-	3,184,962

Liability Valuation Inputs

	Other Financial Instruments
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
PIMCO Total Return Fund
Forward Contracts
Foreign Exchange Risk	$-	$(2,639,439)	$-	$(2,639,439)
Futures Contracts
Interest Rate Risk	(661,594)	-	-	(661,594)
Swap Agreements
Credit Risk	-	(550,593)	-	(550,593)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Other Financial Instruments
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
PIMCO Total Return Fund (Continued)
Written Options
Interest Rate Risk	$(24,751)	$(400,833)	$-	$(425,584)
Strategic Bond Fund
Forward Contracts
Foreign Exchange Risk	-	(46,742)	-	(46,742)
Futures Contracts
Interest Rate Risk	(216,905)	-	-	(216,905)
Swap Agreements
Credit Risk	-	(31,551)	-	(31,551)
Interest Rate Risk	-	(5,362)	-	(5,362)
Written Options
Interest Rate Risk	(7,577)	-	-	(7,577)
Foreign Exchange Risk	-	(20,226)	-	(20,226)
BlackRock Global Allocation Fund
Forward Contracts
Foreign Exchange Risk	-	(660,059)	-	(660,059)
Futures Contracts
Equity Risk	(89,128)	-	-	(89,128)
Swap Agreements
Interest Rate Risk	-	(5,094)	-	(5,094)
Written Options
Equity Risk	(868,797)	(592,365)	-	(1,461,162)
Foreign Exchange Risk	-	(412)	-	(412)
Diversified International Fund
Forward Contracts
Foreign Exchange Risk	-	(375,890)	-	(375,890)
MSCI EAFE International Index Fund
Forward Contracts
Foreign Exchange Risk	-	(9,425)	-	(9,425)
Futures Contracts
Equity Risk	(13,526)	-	-	(13,526)
Overseas Fund
Forward Contracts
Foreign Exchange Risk	-	(722,092)	-	(722,092)

The following tables show Funds with certain assets and liabilities, which approximate fair value and would be categorized at Level 2 as of March 31, 2013.

	PIMCO Total Return Fund	Strategic Bond Fund	BlackRock Global Allocation Fund	Large Cap Value Fund	Fundamental Growth Fund
Investments purchased/sold on a when-issued basis	X	X
Reverse repurchase agreements	X
Collateral held/pledged for open swap agreements	X		X
Collateral held/pledged for when-issued securities	X
Collateral held/pledged for open futures contracts		X
Treasury roll transactions	X
Securities on loan				X	X

Notes to Portfolio of Investments (Unaudited) (Continued)

	Growth Opportunities Fund	Small Company Value Fund	S&P Mid Cap Index Fund	Russell 2000 Small Cap Index Fund	Mid Cap Growth Equity II Fund
Securities on loan	X	X	X	X	X

	Small Cap Growth Equity Fund	Small Company Growth Fund	Diversified International Fund	MSCI EAFE International Index Fund	Overseas Fund
Securities on loan	X	X	X	X	X

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

	Transfers In*		Transfers Out*
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs
BlackRock Global Allocation Fund	$-	$696,672	$(696,672)	$-

*	The Fund(s) recognize transfers between the Levels as of the beginning of the year. Transfers occurred between Level 1 and Level 2 as inputs were less observable.

Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining value:

Asset Valuation Inputs

	Investments in Securities
	Balance as of 12/31/2012		Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	(Sales)	Transfers into Level 3*	Transfers (out) of Level 3*		Balance as of 3/31/2013	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of 3/31/2013
PIMCO Total Return Fund
Long-Term Investments
Bonds & Notes
Corporate Debt†	$49,403,146		$-	$(24,710)	$12,747	$-	$(7,000,000)	$-	$(41,382,609	)**	$1,008,574	$(1,470)

BlackRock Global Allocation Fund
Long-Term Investments
Equities
Common Stock
Basic Materials	$-	***	$-	$(484,554)	$484,554	$-	$-	$-	$-		$-	$-
Consumer, Cyclical	469,299		-	-	-	-	-	-	-		469,299	-
Energy	789,896		-	-	2,439	415,151	-	-	-		1,207,486	2,439
Bonds & Notes											-
Corporate Debt†	3,362,492		-	-	21,078	-	(24,690)	-	-		3,358,880	21,078
Corporate Debt	596,862		-	-	(1,399)	46,368	-	-	-		641,831	(1,399)
Warrants
Financial	6,927		-	-	27,424	-	-	-	-		34,351	27,423

	$5,225,476		$-	$(484,554)	$534,096	$461,519	$(24,690)	$-	$-		$5,711,847	$49,541

Large Cap Value Fund
Long-Term Investments
Equities
Common Stock
Basic Materials	$-	***	$-	$(6,323,701)	$6,323,701	$-	$-	$-	$-		$-	$-

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Balance as of 12/31/2012		Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	(Sales)	Transfers into Level 3*	Transfers (out) of Level 3*	Balance as of 3/31/2013		Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of 3/31/2013

Russell 2000 Small Cap Index Fund
Long-Term Investments
Equities
Common Stock
Energy	$-	***	$-	$-	$-	$-	$-	$-	$-	$-	††	$-

Mid Cap Growth Equity II Fund
Long-Term Investments
Equities
Common Stock
Communications	$296,059		$-	$-	$-	$-	$-	$-	$-	$296,059		$-
Preferred Stock
Communications	3,734,487		-	-	158,395	-	-	-	-	3,892,882		158,395

	$4,030,546		$-	$-	$158,395	$-	$-	$-	$-	$4,188,941		$158,395

Small Cap Growth Equity Fund
Long-Term Investments
Equities									`
Common Stock
Communications	$300,294		$-	$-	$-	$-	$-	$-	$-	$300,294		$-

MSCI EAFE International Index Fund
Long-Term Investments
Equities
Rights
Consumer, Non-cyclical	$3,727		$-	$399	$(2,134)	$-	$(1,992)	$-	$-	$-		$-
Financial	-		-	-	(151)	1,133	-	-	-	982		(151)

	$3,727		$-	$399	$(2,285)	$1,133	$(1,992)	$-	$-	$982		$(151)

*	The Fund(s) recognize transfers between the Levels as of the beginning of the year.
**	Transfers occurred between Level 3 and Level 2 as a result of changes in liquidity.
***	Represents security at $0 value as of December 31, 2012.
†	Represents (i) an illiquid 144A security valued by a broker quote or vendor price or (ii) a restricted security issued by a non-public entity valued by a broker quote or vendor price.
††	Represents security at $0 value as of March 31, 2013.

None of the unobservable inputs, individually or collectively, had a material impact on the Fund(s).

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested. A Fund may not be able to close out a derivative transaction at a favorable time or price. For those Funds that held derivatives at March 31, 2013, the following tables show how the Fund used these derivatives during the period (marked with an “A”), as well as additional uses, if any, it may have for them in the future (marked with an “M”).

Notes to Portfolio of Investments (Unaudited) (Continued)

Type of Derivative and Objective for Use	PIMCO Total Return Fund	Strategic Bond Fund	BlackRock Global Allocation Fund	S&P 500 Index Fund	Growth Opportunities Fund
Foreign Currency Exchange Transactions*
Hedging/Risk Management	A	A	A
Directional Exposures to Currencies	A	A	A

Futures Contracts**
Hedging/Risk Management	A	A	A
Duration/Credit Quality Management	A	A	M
Substitution for Direct Investment	A	A	A	A

Interest Rate Swaps***
Hedging/Risk Management	A		M
Duration Management	A		A
Substitution for Direct Investment	A		M

Total Return Swaps****
Hedging/Risk Management		A	M
Duration/Credit Quality Management		A	M
Substitution for Direct Investment		A	A
Market Access		A	M

Credit Default Swaps (Protection Buyer)
Hedging/Risk Management	A	A
Duration/Credit Quality Management	A	A
Substitution for Direct Investment	A

Credit Default Swaps (Protection Seller)
Hedging/Risk Management	A
Duration/Credit Quality Management	A
Income	A
Substitution for Direct Investments	A

Options (Purchased)
Hedging/Risk Management		A	A
Duration/Credit Quality Management		A	M
Substitution for Direct Investment		M	A
Directional Investment			A

Options (Written)
Hedging/Risk Management	A	A	A
Duration/Credit Quality Management	A	A
Income	A	A	A
Substitution for Direct Investment		M
Directional Investment		A	A

Rights and Warrants
Hedging/Risk Management			M
Duration/Credit Quality Management			M
Directional Investment		A	A		M
Result of a Corporate Action			A		A

Notes to Portfolio of Investments (Unaudited) (Continued)

Type of Derivative and Objective for Use	S&P Mid Cap Index Fund	Russell 2000 Small Cap Index Fund	Diversified International Fund	MSCI EAFE International Index Fund	Overseas Fund
Foreign Currency Exchange Transactions*
Hedging/Risk Management			A		A
Directional Exposures to Currencies				A

Futures Contracts**
Substitution for Direct Investment	A	A		A

Rights
Result of a Corporate Action				A
*	Includes any options purchased or written, futures contracts, forward contracts, and swap agreements, if applicable.
**	Includes any options purchased or written on futures contracts, if applicable.
***	Includes any caps, floors, and collars, and related purchased or written options, if applicable.
****	Includes any index swaps, if applicable.

At March 31, 2013, the Fund(s) had the following derivatives and transactions in derivatives, grouped into the indicated risk categories:

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
PIMCO Total Return Fund
Asset Derivatives
Forward Contracts	$-	$-	$5,355,507	$-	$5,355,507
Futures Contracts	-	-	-	492,653	492,653
Swap Agreements	1,197,835	-	-	7,794,974	8,992,809

Total Value	$1,197,835	$-	$5,355,507	$8,287,627	$14,840,969

Liability Derivatives
Forward Contracts	$-	$-	$(2,639,439)	$-	$(2,639,439)
Futures Contracts	-	-	-	(661,594)	(661,594)
Swap Agreements	(550,593)	-	-	-	(550,593)
Written Options	-	-	-	(425,584)	(425,584)

Total Value	$(550,593)	$-	$(2,639,439)	$(1,087,178)	$(4,277,210)

Number of Contracts, Notional Amounts or Shares/Units†
Forward Contracts	$-	$-	$538,648,768	$-	$538,648,768
Futures Contracts	-	-	-	2,662	2,662
Swap Agreements	$128,352,000	$-	$-	$477,100,000	$605,452,000
Written Options	-	-	-	208,100,132	208,100,132

Strategic Bond Fund
Asset Derivatives
Forward Contracts	$-	$-	$347,919	$-	$347,919
Futures Contracts	-	-	-	18,840	18,840
Purchased Options	-	-	-	27,058	27,058
Warrants	-	7,092	-	-	7,092

Total Value	$-	$7,092	$347,919	$45,898	$400,909

Notes to Portfolio of Investments (Unaudited) (Continued)

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Strategic Bond Fund (Continued)
Liability Derivatives
Forward Contracts	$-	$-	$(46,742)	$-	$(46,742)
Futures Contracts	-	-	-	(216,905)	(216,905)
Swaps Agreements	(31,551)	-	-	(5,362)	(36,913)
Written Options	-	-	(20,226)	(7,577)	(27,803)

Total Value	$(31,551)	$-	$(66,968)	$(229,844)	$(328,363)

Number of Contracts, Notional Amounts or Shares/Units†
Forward Contracts	$-	$-	$12,362,652	$-	$12,362,652
Futures Contracts	-	-	-	366	366
Swaps Agreements	$800,000	$-	$-	$1,124,975	$1,924,975
Purchased Options	-	-	-	81	81
Written Options	-	-	10	1,740,039	1,740,049
Warrants	-	258	-	-	258

BlackRock Global Allocation Fund
Asset Derivatives
Forward Contracts	$-	$-	$559,224	$-	$559,224
Futures Contracts	-	285,011	-	-	285,011
Swap Agreements	-	82,316	-	20,757	103,073
Purchased Options	-	5,067,992	6,762	-	5,074,754
Warrants	-	34,387	-	-	34,387

Total Value	$-	$5,469,706	$565,986	$20,757	$6,056,449

Liability Derivatives
Forward Contracts	$-	$-	$(660,059)	$-	$(660,059)
Futures Contracts	-	(89,128)	-	-	(89,128)
Swap Agreements	-	-	-	(5,094)	(5,094)
Written Options	-	(1,461,162)	(412)	-	(1,461,574)

Total Value	$-	$(1,550,290)	$(660,471)	$(5,094)	$(2,215,855)

Number of Contracts, Notional Amounts or Shares/Units†
Forward Contracts	$-	$-	$83,712,651	$-	$83,712,651
Futures Contracts	-	160	-	-	160
Swap Agreements	$-	$160,000	$-	$42,374,835	$42,534,835
Purchased Options	-	4,353,849	4,027,000	-	8,380,849
Written Options	-	48,917	4,027,000	218,417,000	222,492,917
Warrants	-	229,400	-	-	229,400

S&P 500 Index Fund
Asset Derivatives
Futures Contracts	$-	$681,717	$-	$-	$681,717

Number of Contracts, Notional Amounts or Shares/Units†
Futures Contracts	-	93	-	-	93

Growth Opportunities Fund
Asset Derivatives
Warrants	$-	$640,423	$-	$-	$640,423

Number of Contracts, Notional Amounts or Shares/Units†
Warrants	-	124,596	-	-	124,596

Notes to Portfolio of Investments (Unaudited) (Continued)

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total

S&P Mid Cap Index Fund
Asset Derivatives
Futures Contracts	$-	$42,287	$-	$-	$42,287

Number of Contracts, Notional Amounts or Shares/Units†
Futures Contracts	-	21	-	-	21

Russell 2000 Small Cap Index
Asset Derivatives
Futures Contracts	$-	$68,286	$-	$-	$68,286

Number of Contracts, Notional Amounts or Shares/Units†
Futures Contracts	-	46	-	-	46

Diversified International Fund
Asset Derivatives
Forward Contracts	$-	$-	$787,383	$-	$787,383

Liability Derivatives
Forward Contracts	$-	$-	$(375,890)	$-	$(375,890)

Number of Contracts, Notional Amounts or Shares/Units†
Forward Contracts	$-	$-	$62,250,799	$-	$62,250,799

MSCI EAFE International Index Fund
Asset Derivatives
Forward Contracts	$-	$-	$15,763	$-	$15,763
Rights	-	982	-	-	982

Total Value	$-	$982	$15,763	$-	$16,745

Liability Derivatives
Forward Contracts	$-	$-	$(9,425)	$-	$(9,425)
Futures Contracts	-	(13,526)	-	-	(13,526)

Total Value	$-	$(13,526)	$(9,425)	$-	$(22,951)

Number of Contracts, Notional Amounts or Shares/Units†
Forward Contracts	$-	$-	$1,904,000	$-	$1,904,000
Futures Contracts	-	39	-	-	39
Rights	-	14,505	-	-	14,505

Overseas Fund
Asset Derivatives
Forward Contracts	$-	$-	$3,184,962	$-	$3,184,962

Liability Derivatives
Forward Contracts	$-	$-	$(722,092)	$-	$(722,092)

Number of Contracts, Notional Amounts or Shares/Units†
Forward Contracts	$-	$-	$88,903,435	$-	$88,903,435

†	Amount(s) disclosed represent number of contracts for futures contracts, notional amounts for forward contracts and swap agreements, or shares/units outstanding for written options, purchased options, rights, and warrants at March 31, 2013.

Notes to Portfolio of Investments (Unaudited) (Continued)

Further details regarding the derivatives and other investments held by the Funds at March 31, 2013, are discussed below.

Foreign Currency Exchange Transactions

A Fund may engage in foreign currency exchange transactions for hedging purposes in order to protect against uncertainty in the level of future foreign currency exchange rates, or for other, non-hedging purposes.

A Fund may enter into foreign currency exchange transactions, including foreign currency forward contracts. These contracts call for the Fund to deliver in the future an amount of one currency in return for an amount of another currency, at an exchange rate determined at the time the contract is entered into. Forward contracts are private contractual arrangements and a Fund is subject to the risk that its counterparty will not, or will not be able to, perform its obligations. This type of arrangement may require the Fund to post margin. A Fund may also buy and sell options on currencies. When the Fund buys an option, its loss should generally be limited to the amount of the premium paid and any transaction costs. If a Fund sells an option on a currency, it is subject generally to the same risks as if it had entered into a forward contract with respect to that currency. A Fund may enter into foreign currency exchange transactions in order to hedge against changes in the values of the assets or liabilities denominated in one or more foreign currencies, or otherwise to increase or reduce a Fund’s exposure to various foreign currencies. The use of foreign currency exchange transactions may create investment leverage.

Whenever a Fund enters into a foreign currency exchange transaction, it is subject to the risk that the value of the transaction will move in a direction unfavorable to it. When the Fund uses the transactions for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. If a Fund enters into foreign currency exchange transactions other than for hedging purposes (for example, seeking to profit from an anticipated change in the values of currencies by creating directional exposures in the portfolio with respect to one or more currencies), it will generally be subject to the same risks, but is less likely to have assets or liabilities that will offset any losses on the transactions. There can be no assurance that a Fund will be able to terminate any foreign currency exchange transaction prior to its maturity in order to limit its loss on the transaction.

Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Funds as an unrealized gain or loss. Forward foreign currency contracts are valued at the settlement price established through dealers or other market sources on the day which they are traded. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. The notional or contractual amounts of these instruments do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions and counterparty risks are considered. For information regarding the accounting treatment of options, see “Options, Rights, and Warrants” below.

The Fund(s) listed in the following table had open forward foreign currency contracts at March 31, 2013. A Fund’s current exposure to a counterparty is typically the unrealized appreciation on the contract.

Counterparty	Units of Currency	Contracts to Deliver/Receive	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
PIMCO Total Return Fund
BUYS
Credit Suisse International	22,737,285	Brazilian Real	4/02/13	$11,290,736	$11,251,904	$(38,832)
Credit Suisse International	22,737,285	Brazilian Real	6/04/13	11,475,943	11,174,192	(301,751)
Credit Suisse International	992,200,000	Indonesian Rupiah	8/12/13	100,000	100,342	342
Credit Suisse International	1,148,000	Mexican Peso	4/03/13	88,989	92,936	3,947

				22,955,668	22,619,374	(336,294)

Goldman Sachs & Co.	110,000,000	Mexican Peso	4/03/13	8,327,340	8,904,988	577,648

Notes to Portfolio of Investments (Unaudited) (Continued)

Counterparty	Units of Currency	Contracts to Deliver/Receive	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
PIMCO Total Return Fund (Continued)
BUYS (Continued)
JP Morgan Chase Bank	290,000	Euro	6/17/13	$376,104	$371,937	$(4,167)
JP Morgan Chase Bank	2,976,000,000	Indonesian Rupiah	8/12/13	300,000	300,965	965
JP Morgan Chase Bank	119,264,981	Mexican Peso	4/03/13	9,241,144	9,655,031	413,887

				9,917,248	10,327,933	410,685

UBS AG	22,737,285	Brazilian Real	4/02/13	10,996,414	11,251,904	255,490
UBS AG	5,694,982	Mexican Peso	4/03/13	436,826	461,034	24,208
UBS AG	226,340,170	Mexican Peso	6/27/13	17,584,599	18,179,176	594,577

				29,017,839	29,892,114	874,275

				$70,218,095	$71,744,409	$1,526,314

SELLS
Barclays Bank PLC	4,088,000	Euro	6/17/13	$5,259,788	$5,243,027	$16,761

Credit Suisse International	22,737,285	Brazilian Real	4/02/13	11,565,252	11,251,904	313,348
Credit Suisse International	86,599,000	Euro	5/02/13	111,101,754	111,027,924	73,830
Credit Suisse International	700,000	Euro	6/02/14	887,600	901,053	(13,453)

				123,554,606	123,180,881	373,725

JP Morgan Chase Bank	9,767,793	Mexican Peso	4/03/13	747,373	790,746	(43,373)

Royal Bank of Scotland PLC	30,464,000	British Pound	4/02/13	45,521,544	46,288,517	(766,973)
Royal Bank of Scotland PLC	51,267,000	Canadian Dollar	6/20/13	49,792,882	50,377,695	(584,813)
Royal Bank of Scotland PLC	84,612,000	Euro	4/02/13	109,964,040	108,459,959	1,504,081

				205,278,466	205,126,171	152,295

UBS AG	22,737,285	Brazilian Real	4/02/13	11,290,736	11,251,904	38,832
UBS AG	30,464,000	British Pound	5/02/13	46,023,366	46,281,154	(257,788)
UBS AG	1,322,000	Euro	6/17/13	1,727,286	1,695,519	31,767
UBS AG	1,200,000	Euro	9/04/13	1,514,844	1,540,095	(25,251)
UBS AG	35,854,658	Euro	9/20/13	47,094,197	46,022,814	1,071,383
UBS AG	732,804,000	Japanese Yen	4/17/13	8,219,807	7,785,366	434,441
UBS AG	226,340,170	Mexican Peso	4/03/13	17,720,204	18,323,242	(603,038)

				133,590,440	132,900,094	690,346

				$468,430,673	$467,240,919	$1,189,754

Strategic Bond Fund
BUYS
Citibank N.A.	807,467	Euro	5/16/13	$1,062,470	$1,035,356	$(27,114)
Citibank N.A.	36,200,000	Philippine Peso	5/08/13	891,406	887,670	(3,736)

				1,953,876	1,923,026	(30,850)

JP Morgan Chase Bank	1,710,000	Brazilian Real	5/15/13	858,089	842,197	(15,892)

				$2,811,965	$2,765,223	$(46,742)

SELLS
Citibank N.A.	1,122,000	British Pound	5/16/13	$1,753,708	$1,704,429	$49,279
Citibank N.A.	2,256,365	Euro	5/16/13	3,055,349	2,893,172	162,177
Citibank N.A.	223,794,000	Japanese Yen	5/16/13	2,390,400	2,378,076	12,324

				7,199,457	6,975,677	223,780

Notes to Portfolio of Investments (Unaudited) (Continued)

Counterparty	Units of Currency	Contracts to Deliver/Receive	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
Strategic Bond Fund (Continued)
SELLS (Continued)
Morgan Stanley & Co.	1,270,000	Euro	5/16/13	$1,718,478	$1,628,428	$90,050

UBS AG	466,893	Euro	5/16/13	632,752	598,663	34,089

				$9,550,687	$9,202,768	$347,919

BlackRock Global Allocation Fund
BUYS
Barclays Bank PLC	786,348	Euro	5/03/13	$1,018,195	$1,008,177	$(10,018)

BNP Paribas SA	1,174,000	Euro	4/25/13	1,524,650	1,505,108	(19,542)
BNP Paribas SA	1,108,027	Euro	5/03/13	1,435,466	1,420,602	(14,864)

				2,960,116	2,925,710	(34,406)

Credit Suisse International	1,568,595	Canadian Dollar	4/11/13	1,519,000	1,543,792	24,792
Credit Suisse International	1,466,000	Euro	4/18/13	1,905,184	1,879,376	(25,808)
Credit Suisse International	1,870,210	Euro	5/03/13	2,421,809	2,397,797	(24,012)

				5,845,993	5,820,965	(25,028)

Deutsche Bank AG	732,000	Euro	4/26/13	954,345	938,455	(15,890)
Deutsche Bank AG	1,837,911	Euro	5/02/13	2,402,241	2,356,372	(45,869)
Deutsche Bank AG	92,284,000	Japanese Yen	4/11/13	1,000,000	980,394	(19,606)

				4,356,586	4,275,221	(81,365)

Goldman Sachs & Co.	736,000	Euro	4/19/13	956,572	943,540	(13,032)
Goldman Sachs & Co.	1,109,155	Euro	5/03/13	1,436,366	1,422,048	(14,318)

				2,392,938	2,365,588	(27,350)

Morgan Stanley & Co.	610,645	Euro	4/11/13	793,588	782,796	(10,792)

UBS AG	2,503,731	Euro	5/02/13	3,248,700	3,210,014	(38,686)

				$20,616,116	$20,388,471	$(227,645)

SELLS
Bank of America N.A.	142,529,163	Japanese Yen	4/04/13	$1,526,000	$1,514,113	$11,887
Bank of America N.A.	141,764,192	Japanese Yen	4/11/13	1,516,000	1,506,055	9,945

				3,042,000	3,020,168	21,832

Barclays Bank PLC	142,320,000	Japanese Yen	4/05/13	1,522,991	1,511,901	11,090
Barclays Bank PLC	170,940,500	Japanese Yen	5/10/13	1,789,541	1,816,367	(26,826)
Barclays Bank PLC	120,000,000	Japanese Yen	6/20/13	1,347,944	1,275,468	72,476
Barclays Bank PLC	722,500	New Turkish Lira	7/17/13	399,657	393,829	5,828

				5,060,133	4,997,565	62,568

BNP Paribas SA	141,642,305	Japanese Yen	4/05/13	1,516,000	1,504,701	11,299
BNP Paribas SA	141,243,319	Japanese Yen	4/18/13	1,517,000	1,500,590	16,410
BNP Paribas SA	134,326,000	Japanese Yen	4/25/13	1,461,726	1,427,164	34,562

				4,494,726	4,432,455	62,271

Notes to Portfolio of Investments (Unaudited) (Continued)

Counterparty	Units of Currency	Contracts to Deliver/Receive	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
BlackRock Global Allocation Fund (Continued)
SELLS (Continued)
Credit Suisse International	1,480,000	Australian Dollar	5/02/13	$1,529,883	$1,537,569	$(7,686)
Credit Suisse International	141,717,000	Japanese Yen	4/18/13	1,518,190	1,505,622	12,568
Credit Suisse International	119,052,250	Japanese Yen	4/25/13	1,294,370	1,264,886	29,484
Credit Suisse International	7,199,000	Mexican Peso	8/22/13	570,733	575,319	(4,586)
Credit Suisse International	9,358,700	Mexican Peso	9/05/13	741,008	746,980	(5,972)
Credit Suisse International	19,440,000	Mexican Peso	9/19/13	1,537,294	1,549,696	(12,402)
Credit Suisse International	1,526,364	New Turkish Lira	5/15/13	830,475	839,108	(8,633)

				8,021,953	8,019,180	2,773

Deutsche Bank AG	2,323,030	Brazilian Real	4/12/13	1,169,968	1,148,291	21,677
Deutsche Bank AG	1,407,000	British Pound	4/05/13	2,188,054	2,137,842	50,212
Deutsche Bank AG	1,323,986	British Pound	4/19/13	2,011,626	2,011,553	73
Deutsche Bank AG	113,182,000	Japanese Yen	4/05/13	1,216,972	1,202,361	14,611
Deutsche Bank AG	272,110,000	Japanese Yen	4/11/13	2,914,788	2,890,805	23,983
Deutsche Bank AG	180,000,000	Japanese Yen	9/10/13	1,876,759	1,914,646	(37,887)
Deutsche Bank AG	24,862,100	Mexican Peso	4/04/13	1,922,972	2,012,506	(89,534)

				13,301,139	13,318,004	(16,865)

Goldman Sachs & Co.	574,000	British Pound	4/19/13	868,399	872,088	(3,689)
Goldman Sachs & Co.	141,685,360	Japanese Yen	4/12/13	1,516,000	1,505,227	10,773
Goldman Sachs & Co.	138,013,140	Japanese Yen	4/25/13	1,509,000	1,466,338	42,662
Goldman Sachs & Co.	138,423,990	Japanese Yen	4/26/13	1,506,000	1,470,713	35,287
Goldman Sachs & Co.	132,040,500	Japanese Yen	5/10/13	1,397,639	1,403,026	(5,387)

				6,797,038	6,717,392	79,646

JP Morgan Chase Bank	654,000	British Pound	5/10/13	990,575	993,521	(2,946)
JP Morgan Chase Bank	199,231,542	Japanese Yen	4/11/13	2,126,000	2,116,568	9,432
JP Morgan Chase Bank	145,358,640	Japanese Yen	5/02/13	1,528,000	1,544,452	(16,452)
JP Morgan Chase Bank	132,308,100	Japanese Yen	5/10/13	1,401,049	1,405,869	(4,820)

				6,045,624	6,060,410	(14,786)

Morgan Stanley & Co.	141,733,872	Japanese Yen	4/12/13	1,516,000	1,505,743	10,257
Morgan Stanley & Co.	134,264,000	Japanese Yen	4/18/13	1,433,135	1,426,440	6,695

				2,949,135	2,932,183	16,952

UBS AG	193,904,690	Japanese Yen	4/04/13	2,079,630	2,059,884	19,746
UBS AG	201,387,000	Japanese Yen	4/12/13	2,157,067	2,139,481	17,586
UBS AG	140,000,000	Japanese Yen	5/13/13	1,496,846	1,487,633	9,213
UBS AG	576,000	New Turkish Lira	9/11/13	309,842	311,604	(1,762)

				6,043,385	5,998,602	44,783

				$55,755,133	$55,495,959	$259,174

Cross Currency Forwards
Bank of America N.A.	1,123,000	USD/Euro	4/04/13	$1,524,810	$1,439,528	$(85,282)
Bank of America N.A.	142,432,897	Japanese Yen/USD	4/04/13	1,524,810	1,513,090	11,720

					$2,952,618	$(73,562)

Notes to Portfolio of Investments (Unaudited) (Continued)

Counterparty	Units of Currency	Contracts to Deliver/Receive	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
BlackRock Global Allocation Fund (Continued)
Cross Currency Forwards (Continued)
Barclays Bank PLC	1,134,000	USD/Euro	4/26/13	$1,476,184	$1,453,836	$(22,348)
Barclays Bank PLC	137,919,915	Japanese Yen/USD	4/26/13	1,476,184	1,465,357	10,827

					$2,919,193	$(11,521)

BNP Paribas SA	1,098,000	USD/Euro	4/26/13	$1,429,321	$1,407,683	$(21,638)
BNP Paribas SA	133,552,704	Japanese Yen/USD	4/26/13	1,429,321	1,418,957	10,364

					$2,826,640	$(11,274)

Goldman Sachs & Co.	1,134,000	USD/Euro	4/19/13	$1,479,020	$1,453,770	$(25,250)
Goldman Sachs & Co.	138,536,244	Japanese Yen/USD	4/19/13	1,479,020	1,471,839	7,181

					$2,925,609	$(18,069)

Morgan Stanley & Co.	1,098,000	USD/Euro	4/11/13	$1,432,067	$1,407,545	$(24,522)
Morgan Stanley & Co.	134,179,992	Japanese Yen/USD	4/11/13	1,432,067	1,425,483	6,584

					$2,833,028	$(17,938)

Diversified International Fund
BUYS
Barclays Bank PLC	416,602	Australian Dollar	4/10/13	$428,294	$433,516	$5,222
Barclays Bank PLC	226,630	British Pound	4/10/13	342,880	344,339	1,459
Barclays Bank PLC	578,754	Euro	4/10/13	747,328	741,909	(5,419)
Barclays Bank PLC	5,574,312	Hong Kong Dollar	4/10/13	719,156	718,130	(1,026)

				2,237,658	2,237,894	236

BNP Paribas SA	192,986	British Pound	4/10/13	310,060	293,221	(16,839)
BNP Paribas SA	592,390	Euro	4/10/13	776,514	759,390	(17,124)
BNP Paribas SA	73,450,405	Japanese Yen	4/10/13	766,932	780,307	13,375
BNP Paribas SA	2,773,303	Swedish Krona	4/10/13	436,514	425,513	(11,001)
BNP Paribas SA	833,176	Swiss Franc	4/10/13	895,075	877,749	(17,326)

				3,185,095	3,136,180	(48,915)

Citibank N.A.	9,725,774	Australian Dollar	4/10/13	10,138,594	10,120,697	(17,897)
Citibank N.A.	809,993	Swiss Franc	4/10/13	875,232	853,327	(21,905)

				11,013,826	10,974,024	(39,802)

Credit Suisse Securities LLC	1,156,533	British Pound	4/10/13	1,763,209	1,757,226	(5,983)
Credit Suisse Securities LLC	352,666	Euro	4/10/13	477,702	452,085	(25,617)
Credit Suisse Securities LLC	16,263,522	Japanese Yen	4/10/13	185,527	172,777	(12,750)
Credit Suisse Securities LLC	349,374	Swiss Franc	4/10/13	371,523	368,065	(3,458)

				2,797,961	2,750,153	(47,808)

Goldman Sachs International	552,137	Australian Dollar	4/10/13	564,898	574,556	9,658
Goldman Sachs International	28,492	Euro	4/02/13	36,493	36,523	30
Goldman Sachs International	471,255	Euro	4/10/13	628,496	604,106	(24,390)
Goldman Sachs International	51,976,814	Japanese Yen	4/01/13	549,688	552,152	2,464
Goldman Sachs International	41,282,181	Japanese Yen	4/10/13	442,276	438,565	(3,711)

				2,221,851	2,205,902	(15,949)

Merrill Lynch International	270,619	British Pound	4/10/13	425,094	411,177	(13,917)

Notes to Portfolio of Investments (Unaudited) (Continued)

Counterparty	Units of Currency	Contracts to Deliver/Receive	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
Diversified International Fund (Continued)
BUYS (Continued)
Royal Bank of Canada	416,744	British Pound	4/10/13	$631,906	$633,198	$1,292
Royal Bank of Canada	6,485,286	Hong Kong Dollar	4/10/13	836,813	835,490	(1,323)
Royal Bank of Canada	2,143,238	Norwegian Krone	4/10/13	380,817	366,845	(13,972)

				1,849,536	1,835,533	(14,003)

Royal Bank of Scotland PLC	244,529	British Pound	4/10/13	379,511	371,535	(7,976)

State Street Bank and Trust Co.	458,961	British Pound	4/10/13	721,899	697,341	(24,558)
State Street Bank and Trust Co.	29,690,451	Japanese Yen	4/10/13	317,450	315,419	(2,031)
State Street Bank and Trust Co.	405,169	Swiss Franc	4/10/13	436,992	426,845	(10,147)

				1,476,341	1,439,605	(36,736)

Toronto Dominion Bank	223,267	New Zealand Dollar	4/10/13	185,437	186,720	1,283
Toronto Dominion Bank	3,594,761	Singapore Dollar	4/10/13	2,922,641	2,898,239	(24,402)
Toronto Dominion Bank	4,512,952	Swedish Krona	4/10/13	688,851	692,430	3,579

				3,796,929	3,777,389	(19,540)

UBS AG	65,399	British Pound	4/03/13	99,149	99,371	222

Westpac Banking Corp.	250,666	British Pound	4/10/13	379,750	380,859	1,109
Westpac Banking Corp.	382,509	Euro	4/10/13	508,205	490,341	(17,864)
Westpac Banking Corp.	60,100,720	Japanese Yen	4/10/13	625,165	638,486	13,321
Westpac Banking Corp.	2,307,231	Swedish Krona	4/10/13	352,493	354,003	1,510

				1,865,613	1,863,689	(1,924)

				$31,348,564	$31,102,452	$(246,112)

SELLS
Barclays Bank PLC	333,670	Euro	4/10/13	$446,100	$427,734	$18,366
Barclays Bank PLC	461,722	Swiss Franc	4/10/13	487,997	486,424	1,573

				934,097	914,158	19,939

BNP Paribas SA	185,248	British Pound	4/10/13	301,105	281,465	19,640
BNP Paribas SA	921,844	Euro	4/10/13	1,219,794	1,181,720	38,074

				1,520,899	1,463,185	57,714

Citibank N.A.	930,384	Canadian Dollar	4/10/13	940,623	915,692	24,931
Citibank N.A.	2,424,625	Euro	4/10/13	3,191,902	3,108,149	83,753

				4,132,525	4,023,841	108,684

Credit Suisse Securities LLC	305,795	British Pound	4/10/13	484,393	464,623	19,770
Credit Suisse Securities LLC	111,460,745	Japanese Yen	4/10/13	1,177,331	1,184,114	(6,783)
Credit Suisse Securities LLC	1,351,266	Swiss Franc	4/10/13	1,432,930	1,423,557	9,373

				3,094,654	3,072,294	22,360

Goldman Sachs International	268,375	Euro	4/10/13	351,384	344,033	7,351
Goldman Sachs International	34,177,475	Japanese Yen	4/10/13	355,635	363,088	(7,453)
Goldman Sachs International	51,976,814	Japanese Yen	7/10/13	550,077	552,548	(2,471)
Goldman Sachs International	223,267	New Zealand Dollar	4/10/13	184,748	186,720	(1,972)

				1,441,844	1,446,389	(4,545)

Notes to Portfolio of Investments (Unaudited) (Continued)

Counterparty	Units of Currency	Contracts to Deliver/Receive	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
Diversified International Fund (Continued)
SELLS (Continued)
Merrill Lynch International	250,365	Euro	4/10/13	$333,997	$320,946	$13,051
Merrill Lynch International	39,036,128	Japanese Yen	4/10/13	431,300	414,704	16,596

				765,297	735,650	29,647

Morgan Stanley & Co.	957,788	British Pound	4/10/13	1,463,893	1,455,255	8,638
Morgan Stanley & Co.	1,100,504	Euro	4/10/13	1,438,431	1,410,746	27,685
Morgan Stanley & Co.	26,036,435	Japanese Yen	4/10/13	299,202	276,601	22,601

				3,201,526	3,142,602	58,924

Royal Bank of Canada	310,541	British Pound	4/10/13	498,410	471,834	26,576
Royal Bank of Canada	309,918	Euro	4/10/13	420,393	397,286	23,107
Royal Bank of Canada	36,697,113	Hong Kong Dollar	4/10/13	4,735,777	4,727,634	8,143
Royal Bank of Canada	155,961,730	Japanese Yen	4/10/13	1,775,848	1,656,874	118,974

				7,430,428	7,253,628	176,800

Royal Bank of Scotland PLC	500,672	Euro	4/10/13	647,102	641,816	5,286

Societe General	529,421	British Pound	4/10/13	805,259	804,398	861
Societe General	633,516	Euro	4/10/13	826,096	812,110	13,986
Societe General	143,824,635	Japanese Yen	4/10/13	1,636,955	1,527,934	109,021

				3,268,310	3,144,442	123,868

State Street Bank and Trust Co.	352,122	Euro	4/10/13	477,743	451,388	26,355
State Street Bank and Trust Co.	58,212,565	Japanese Yen	4/10/13	638,961	618,427	20,534

				1,116,704	1,069,815	46,889

UBS AG	68,448,709	Japanese Yen	4/10/13	711,318	727,171	(15,853)

Westpac Banking Corp.	400,335	Australian Dollar	4/10/13	417,185	416,591	594
Westpac Banking Corp.	237,942	British Pound	4/10/13	377,763	361,527	16,236

				794,948	778,118	16,830

				$29,059,652	$28,413,109	$646,543

Cross Currency Forwards

Citibank N.A.	459,915	USD/Australian Dollar	4/10/13	$474,540	$478,590	$4,050
Citibank N.A.	300,138	British Pound/USD	4/10/13	474,540	456,027	18,513

					$934,617	$22,563

Citibank N.A.	404,773	USD/Canadian Dollar	4/10/13	$397,870	$398,381	$511
Citibank N.A.	300,806	Euro/USD	4/10/13	397,870	385,606	12,264

					$783,987	$12,775

Notes to Portfolio of Investments (Unaudited) (Continued)

Counterparty	Units of Currency	Contracts to Deliver/Receive	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
Diversified International Fund (Continued)
Cross Currency Forwards (Continued}
Credit Suisse Securities LLC	58,678,204	USD/Japanese Yen	4/10/13	$652,923	$623,373	$(29,550)
Credit Suisse Securities LLC	5,082,036	Hong Kong Dollar/USD	4/10/13	652,923	654,711	(1,788)

					$1,278,084	$(31,338)

State Street Bank and Trust Co.	202,625	USD/British Pound	4/10/13	$317,250	$307,866	$(9,384)
State Street Bank and Trust Co.	234,653	Euro/USD	4/10/13	317,250	300,804	16,446

					$608,670	$7,062

MSCI EAFE International Index Fund
BUYS
Citibank N.A.	453,703	Euro	6/19/13	$588,000	$581,901	$(6,099)

Goldman Sachs & Co.	300,366	British Pound	6/19/13	451,000	456,209	5,209

Morgan Stanley & Co., Inc.	41,400,271	Japanese Yen	6/19/13	430,000	440,036	10,036

UBS AG	204,389	Swiss Franc	6/19/13	215,000	215,518	518

				$1,684,000	$1,693,664	$9,664

SELLS
Citibank N.A.	147,037	British Pound	6/19/13	$220,000	$223,326	$(3,326)

Overseas Fund
BUYS
Barclays Bank PLC	599,825	British Pound	4/10/13	$931,528	$911,369	$(20,159)
Barclays Bank PLC	687,670	Euro	4/10/13	901,221	881,531	(19,690)
Barclays Bank PLC	4,918,220	Hong Kong Dollar	4/10/13	634,512	633,607	(905)
Barclays Bank PLC	358,998	Swiss Franc	4/10/13	387,273	378,204	(9,069)

				2,854,534	2,804,711	(49,823)

BNP Paribas SA	8,408,441	Australian Dollar	4/10/13	8,764,395	8,749,873	(14,522)
BNP Paribas SA	1,360,773	Swiss Franc	4/10/13	1,465,617	1,433,572	(32,045)

				10,230,012	10,183,445	(46,567)

Citibank N.A.	443,721	British Pound	4/10/13	698,280	674,185	(24,095)
Citibank N.A.	678,403	Euro	4/10/13	926,532	869,651	(56,881)
Citibank N.A.	4,342,288	Hong Kong Dollar	4/10/13	559,981	559,410	(571)
Citibank N.A.	1,732,224	Norwegian Krone	4/10/13	307,749	296,494	(11,255)
Citibank N.A.	2,978,566	Singapore Dollar	4/10/13	2,422,518	2,401,438	(21,080)
Citibank N.A.	3,843,839	Swedish Krona	4/10/13	587,281	589,767	2,486

				5,502,341	5,390,945	(111,396)

Credit Suisse Securities LLC	265,231	Australian Dollar	4/10/13	272,764	276,001	3,237
Credit Suisse Securities LLC	920,897	British Pound	4/10/13	1,406,175	1,399,204	(6,971)
Credit Suisse Securities LLC	222,626	Euro	4/10/13	301,839	285,386	(16,453)
Credit Suisse Securities LLC	27,818,322	Japanese Yen	4/10/13	291,819	295,531	3,712
Credit Suisse Securities LLC	2,417,086	Swedish Krona	4/10/13	380,481	370,858	(9,623)
Credit Suisse Securities LLC	301,857	Swiss Franc	4/10/13	320,993	318,006	(2,987)

				2,974,071	2,944,986	(29,085)

Notes to Portfolio of Investments (Unaudited) (Continued)

Counterparty	Units of Currency	Contracts to Deliver/Receive	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
Overseas Fund (Continued)
BUYS (Continued)
Goldman Sachs International	306,641	Euro	4/10/13	$408,956	$393,086	$(15,870)
Goldman Sachs International	43,839,934	Japanese Yen	4/01/13	463,787	465,714	1,927
Goldman Sachs International	30,618,387	Japanese Yen	4/10/13	318,601	325,277	6,676

				1,191,344	1,184,077	(7,267)

Merrill Lynch International	480,332	British Pound	4/10/13	748,476	729,812	(18,664)
Merrill Lynch International	37,450,008	Japanese Yen	4/10/13	398,125	397,854	(271)

				1,146,601	1,127,666	(18,935)

Royal Bank of Canada	5,782,450	Hong Kong Dollar	4/10/13	746,124	744,944	(1,180)

Societe General	46,193,041	Japanese Yen	4/10/13	496,921	490,736	(6,185)

State Street Bank and Trust Co.	200,847	Euro	4/10/13	262,688	257,468	(5,220)
State Street Bank and Trust Co.	25,436,343	Japanese Yen	4/10/13	271,965	270,225	(1,740)
State Street Bank and Trust Co.	597,000,000	Japanese Yen	6/19/13	6,663,508	6,345,408	(318,100)
State Street Bank and Trust Co.	1,650,000	Swedish Krona	9/18/13	252,603	252,316	(287)

				7,450,764	7,125,417	(325,347)

UBS AG	25,324,481	Japanese Yen	4/10/13	278,229	269,037	(9,192)

Westpac Banking Corp.	329,843	Euro	4/10/13	438,234	422,829	(15,405)
Westpac Banking Corp.	54,489,084	Japanese Yen	4/10/13	566,793	578,870	12,077
Westpac Banking Corp.	2,010,986	Swedish Krona	4/10/13	307,233	308,549	1,316

				1,312,260	1,310,248	(2,012)

				$34,183,201	$33,576,212	$(606,989)

SELLS
Barclays Bank PLC	554,395	Euro	4/10/13	$746,279	$710,683	$35,596
Barclays Bank PLC	401,185	Swiss Franc	4/10/13	424,015	422,648	1,367

				1,170,294	1,133,331	36,963

BNP Paribas SA	487,070	British Pound	4/10/13	791,689	740,050	51,639
BNP Paribas SA	765,203	Canadian Dollar	4/10/13	773,872	753,119	20,753
BNP Paribas SA	600,525	Euro	4/10/13	792,791	769,818	22,973

				2,358,352	2,262,987	95,365

Citibank N.A.	287,282	British Pound	4/10/13	435,022	436,494	(1,472)
Citibank N.A.	164,508,665	Japanese Yen	4/10/13	1,838,829	1,747,673	91,156

				2,273,851	2,184,167	89,684

Credit Suisse Securities LLC	639,324	British Pound	4/10/13	1,022,419	971,384	51,035
Credit Suisse Securities LLC	2,059,291	Euro	4/10/13	2,703,835	2,639,824	64,011
Credit Suisse Securities LLC	38,650,317	Hong Kong Dollar	4/10/13	4,987,723	4,979,262	8,461
Credit Suisse Securities LLC	25,336,918	Japanese Yen	4/10/13	277,938	269,169	8,769
Credit Suisse Securities LLC	1,178,608	Swiss Franc	4/10/13	1,249,837	1,241,661	8,176

				10,241,752	10,101,300	140,452

Notes to Portfolio of Investments (Unaudited) (Continued)

Counterparty	Units of Currency	Contracts to Deliver/Receive	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
Overseas Fund (Continued)
SELLS (Continued)
Goldman Sachs International	235,004	Euro	4/10/13	$307,691	$301,254	$6,437
Goldman Sachs International	43,839,934	Japanese Yen	7/10/13	464,111	466,047	(1,936)

				771,802	767,301	4,501

Merrill Lynch International	218,188	Euro	4/10/13	291,072	279,698	11,374
Merrill Lynch International	36,632,020	Japanese Yen	4/10/13	404,737	389,164	15,573

				695,809	668,862	26,947

Morgan Stanley & Co.	259,015	British Pound	4/10/13	400,701	393,545	7,156
Morgan Stanley & Co.	602,347	Euro	4/10/13	805,059	772,154	32,905
Morgan Stanley & Co.	68,457,117	Japanese Yen	4/10/13	786,685	727,261	59,424

				1,992,445	1,892,960	99,485

Royal Bank of Scotland PLC	528,565	Euro	4/10/13	683,152	677,572	5,580

Societe General	175,840	British Pound	4/10/13	272,674	267,170	5,504
Societe General	876,641	Euro	4/10/13	1,152,652	1,123,773	28,879
Societe General	128,181,320	Japanese Yen	4/10/13	1,458,909	1,361,746	97,163

				2,884,235	2,752,689	131,546

State Street Bank and Trust Co.	4,530,000	Australian Dollar	12/18/13	4,608,369	4,626,558	(18,189)
State Street Bank and Trust Co.	304,645	Euro	4/10/13	415,938	390,528	25,410
State Street Bank and Trust Co.	4,420,631	Hong Kong Dollar	4/10/13	569,857	569,503	354
State Street Bank and Trust Co.	52,960,828	Japanese Yen	4/10/13	581,316	562,634	18,682
State Street Bank and Trust Co.	967,000,000	Japanese Yen	6/19/13	12,444,341	10,278,071	2,166,270
State Street Bank and Trust Co.	5,430,000	Swedish Krona	9/18/13	816,861	830,348	(13,487)
State Street Bank and Trust Co.	224,356	Swiss Franc	4/10/13	248,115	236,358	11,757
State Street Bank and Trust Co.	7,300,000	Swiss Franc	9/18/13	7,924,446	7,709,576	214,870

				27,609,243	25,203,576	2,405,667

UBS AG	512,915	Euro	4/10/13	689,648	657,510	32,138
UBS AG	53,891,144	Japanese Yen	4/10/13	560,036	572,518	(12,482)
UBS AG	267,559	Swiss Franc	7/10/13	280,751	282,217	(1,466)

				1,530,435	1,512,245	18,190

				$52,211,370	$49,156,990	$3,054,380

Cross Currency Forwards
Citibank N.A.	36,650,438	USD/Japanese Yen	4/10/13	$397,532	$389,359	$(8,173)
Citibank N.A.	302,596	Euro/USD	4/10/13	397,532	387,901	9,631

					$777,260	$1,458

Goldman Sachs International	30,611,608	USD/Japanese Yen	4/10/13	$340,621	$325,205	$(15,416)
Goldman Sachs International	254,523	Euro/USD	4/10/13	340,621	326,275	14,346

					$651,480	$1,070

Goldman Sachs International	587,338	USD/Australian Dollar	4/10/13	$601,375	$611,187	$9,812
Goldman Sachs International	461,947	Euro/USD	4/10/13	601,375	592,174	9,201

					$1,203,361	$19,013

Notes to Portfolio of Investments (Unaudited) (Continued)

Counterparty	Units of Currency	Contracts to Deliver/Receive	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
Overseas Fund (Continued)
Cross Currency Forwards (Continued)
State Street Bank and Trust Co.	365,313	USD/Euro	7/10/13	$466,615	$468,616	$2,001
State Street Bank and Trust Co.	44,162,327	Japanese Yen/USD	7/10/13	466,615	469,475	(2,860)

					$938,091	$(859)

Westpac Banking Corp.	337,937	USD/Canadian Dollar	4/10/13	$331,750	$332,600	$850
Westpac Banking Corp.	30,824,991	Japanese Yen/USD	4/10/13	331,750	327,472	4,278

					$660,072	$5,128

Westpac Banking Corp.	351,644	USD/Swiss Franc	4/10/13	$370,971	$370,456	$(515)
Westpac Banking Corp.	35,642,090	Japanese Yen/USD	4/10/13	370,971	378,647	(7,676)

					$749,103	$(8,191)

USD	U.S. Dollar

Futures Contracts

A Fund may seek to manage a variety of different risks, such as interest rate risk, equity price risk, and currency risk, through the use of futures contracts and related options.

Futures Contracts. A Fund may use interest rate futures contracts to adjust the interest rate sensitivity (duration) of its portfolio or the credit exposure of the portfolio. Interest rate futures contracts obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a specific fixed-income security, during a specified future period at a specified price. A Fund may use index futures to hedge against broad market risks to its portfolio or to gain broad market exposure when it holds uninvested cash or as an inexpensive substitute for cash investments directly in securities or other assets. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk.

Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of the Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into, at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it. When the Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part.

Options on Futures Contracts. If a Fund buys an option on a futures contract, it will have the right to assume a futures contract at a particular price during the course of the option. Its potential loss should generally be limited to the amount of the premium paid and any transaction costs. If a Fund sells an option on a futures contract, it is subject generally to the same risks as if it had entered into a futures contract underlying the option itself.

When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established

Notes to Portfolio of Investments (Unaudited) (Continued)

each day by the board of trade or exchange on which they are traded. For information regarding the accounting treatment of options, see “Options, Rights, and Warrants” below.

The Fund(s) listed in the following table had open futures contracts at March 31, 2013:

Number of Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Appreciation (Depreciation)
PIMCO Total Return Fund
BUYS
143	U.S. Treasury Note 10 Year	6/19/13	$18,873,766	$102,559
27	3 Month Euribor	12/15/14	8,610,528	15,540
42	3 Month Euribor	3/16/15	13,386,079	923
41	3 Month Euribor	6/15/15	13,058,823	2,351
882	90 Day Eurodollar	6/15/15	218,967,525	308,689
1	3 Month Euribor	9/14/15	318,268	111
191	90 Day Eurodollar	9/14/15	47,372,775	62,480
827	90 Day Eurodollar	12/14/15	204,868,575	(39,277)
234	90 Day Eurodollar	3/14/16	57,888,669	(10,320)
13	90 Day Eurodollar	6/13/16	3,211,000	(1,484)
9	90 Day Eurodollar	9/19/16	2,219,287	(1,414)

				$440,158

SELLS
252	German Euro Bund	6/06/13	$(46,997,110)	$(609,099)

Strategic Bond Fund
BUYS
54	U.S. Treasury Long Bond	6/19/13	$7,801,312	$18,840
1	Ultra Long U.S. Treasury Bond	6/19/13	157,594	(1,042)

				$17,798

SELLS
14	German Euro Bund	6/06/13	$(2,610,950)	$(42,562)
191	U.S. Treasury Note 10 Year	6/19/13	(25,209,016)	(156,144)
70	U.S. Treasury Note 2 Year	6/28/13	(15,431,719)	(1,321)
36	U.S. Treasury Note 5 Year	6/28/13	(4,465,969)	(15,836)

				$(215,863)

BlackRock Global Allocation Fund
BUYS
16	Nikkei 225 Index	6/13/13	$1,055,080	$62,887
30	Topix Index	6/14/13	3,309,609	149,559

				$212,446

SELLS
84	S&P 500 E Mini Index	6/21/13	$(6,563,340)	$(89,128)
1	DAX Index	6/21/13	(249,977)	6,167
22	Euro Stoxx 50 Index	6/21/13	(720,246)	29,563
7	FTSE 100 Index	6/21/13	(674,632)	36,835

				$(16,563)

S&P 500 Index Fund
BUYS
93	S&P 500 Index	6/20/13	$36,332,775	$681,717

Notes to Portfolio of Investments (Unaudited) (Continued)

Number of Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Appreciation (Depreciation)
S&P Mid Cap Index Fund
BUYS
21	S&P Mid Cap 400 E Mini Index	6/21/13	$2,417,100	$42,287

Russell 2000 Small Cap Index Fund
BUYS
46	Russell 2000 Mini Index	6/21/13	$4,364,940	$68,286

MSCI EAFE International Index Fund
BUYS
39	MSCI EAFE Mini Index	6/21/13	$3,235,440	$(13,526)

Swap Agreements

Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).

Interest Rate Swaps. When a Fund enters into an interest rate swap, it typically agrees to make payments to its counterparty based on a specified long- or short-term interest rate, and will receive payments from its counterparty based on another interest rate. Other forms of interest rate swap agreements include interest rate caps, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. A Fund may enter into an interest rate swap in order, for example, to hedge against the effect of interest rate changes on the value of specific securities in its portfolio, or to adjust the interest rate sensitivity (duration) or the credit exposure of its portfolio overall, or otherwise as a substitute for a direct investment in debt securities.

Total Return Swaps. A Fund may enter into total return swaps. In a total return swap, one party typically agrees to pay to the other a short-term interest rate in return for a payment at one or more times in the future based on the increase in the value of an underlying security or other asset, or index of securities or assets; if the underlying security, asset, or index declines in value, the party that pays the short-term interest rate must also pay to its counterparty a payment based on the amount of the decline. A Fund may take either side of such a swap, and so may take a long or short position in the underlying security, asset, or index. A Fund may enter into a total return swap to hedge against an exposure in its portfolio — such as interest rate risk (including to adjust the duration or credit quality of a Fund’s bond portfolio), equity risk, or credit risk — or generally to put cash to work efficiently in the markets in anticipation of, or as a replacement for, cash investments. A Fund may also enter into a total return swap to gain exposure to securities or markets in which it might not be able to invest directly (in so-called market access transactions).

Credit Default Swaps. A Fund may also enter into credit default swap transactions, as a “buyer” or “seller” of credit protection. In a credit default swap, one party provides what is in effect insurance against a default or other adverse credit event affecting an issuer of debt securities (typically referred to as a “reference entity”). In general, the buyer of credit protection is obligated to pay the protection seller an upfront amount or a periodic stream of payments over the term of the swap. If a “credit event” occurs, the buyer has the right to deliver to the seller bonds or other obligations of the reference entity (with a value up to the full notional value of the swap), and to receive a payment equal to the par value of the bonds or other obligations. Credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. When a Fund buys protection, it may or may not own securities of the reference entity. If it does own securities of the reference entity, the swap serves as a hedge

Notes to Portfolio of Investments (Unaudited) (Continued)

against a decline in the value of the securities due to the occurrence of a credit event involving the issuer of the securities. If the Fund does not own securities of the reference entity, the credit default swap may be seen to create a short position in the reference entity. If a Fund is a buyer and no credit event occurs, the Fund will typically recover nothing under the swap, but will have had to pay the required upfront payment or stream of continuing payments under the swap. When a Fund sells protection under a credit default swap, the position may have the effect of creating leverage in the Fund’s portfolio through the Fund’s indirect long exposure to the issuer or securities on which the swap is written. When a Fund sells protection, it may do so either to earn additional income or to create such a “synthetic” long position.

Whenever a Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. The Fund also takes the risk that the market will move against its position in the swap agreement. In the case of an interest rate swap, the value of the swap may increase or decrease depending on changes in interest rates. In the case of a total return swap, the swap will change in value depending on the change in value of the asset or index on which the swap is written. In the case of a credit default swap, the swap will become more or less valuable depending on the credit of the issuer of the underlying security, and, if a credit event occurs under a swap where the Fund is the seller of credit protection, the Fund could be required to purchase the security at par value, resulting in a significant loss to the Fund. When the Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

Swaptions. A Fund may also enter into options on swap agreements (“swaptions”). A swaption is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel, or otherwise modify an existing swap agreement, at some designated future time on specified terms. A Fund may write (sell) and purchase put and call swaptions. Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When a Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement. A Fund may enter into swaptions for the same purposes as swaps. For information regarding the accounting treatment of options, see “Options, Rights, and Warrants” below.

Centrally Cleared Swaps. Certain clearinghouses currently offer clearing for limited types of derivatives transactions, principally credit derivatives. In a cleared derivative transaction, a Fund typically enters into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Fund’s exposure to the credit risk of its original counterparty. The Fund will be required to post specified levels of margin with the clearinghouse or at the instruction of the clearinghouse; the margin required by a clearinghouse may be greater than the margin the Fund would be required to post in an uncleared transaction. Only a limited number of transactions are currently eligible for clearing.

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking to market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund’s basis in the agreement. Upfront swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gain or loss on the Fund’s Statement of Operations upon termination or maturity of the swap agreement.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security.

Notes to Portfolio of Investments (Unaudited) (Continued)

The Fund(s) listed in the following table had open swap agreements at March 31, 2013. A Fund’s current exposure to a counterparty is typically the fair value of the agreement.

Notional Amount	Currency	Expiration Date	Counterparty	Buy/Sell Protection	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
PIMCO Total Return Fund*
Credit Default Swaps
OTC Swaps
$7,500,000	USD	6/20/15	Barclays Bank PLC	Sell†	5.000%	CDX.EM.13†† (PIMCO Rating: BA+)**	$(113,433)	$438,750	$325,317
1,000,000	USD	6/20/15	Barclays Bank PLC	Sell†	5.000%	CDX.EM.13†† (PIMCO Rating: BA+)**	(69,624)	113,000	43,376
6,900,000	USD	3/20/16	Barclays Bank PLC	Sell†	1.000%	People’s Republic of China (PIMCO Rating: AA-)**	45,525	83,717	129,242
1,000,000	USD	3/20/16	Barclays Bank PLC	Sell†	1.000%	People’s Republic of China (PIMCO Rating: AA-)**	6,781	11,950	18,731
3,600,000	USD	3/20/16	Barclays Bank PLC	Sell†	1.000%	United Mexican States (PIMCO Rating: BAA+)**	56,974	(17,371)	39,603
17,100,000	USD	3/20/16	Barclays Bank PLC	Sell†	1.000%	Federative Republic of Brazil (PIMCO Rating: BAA)**	61,122	(78,063)	(16,941)
9,100,000	USD	6/20/16	Barclays Bank PLC	Sell†	1.000%	People’s Republic of China (PIMCO Rating: AA-)**	54,044	118,185	172,229
1,600,000	USD	6/20/17	Barclays Bank PLC	Sell†	1.000%	Berkshire Hathaway Finance (PIMCO Rating: AA+)**	63,827	(41,119)	22,708

							105,216	629,049	734,265

6,100,000	USD	6/20/16	Credit Suisse Securities LLC	Sell†	1.000%	Federative Republic of Brazil (PIMCO Rating: BAA)**	(7,183)	(8,878)	(16,061)
1,400,000	USD	6/20/17	Credit Suisse Securities LLC	Sell†	1.000%	Berkshire Hathaway Finance (PIMCO Rating: AA+)**	54,569	(34,699)	19,870

							47,386	(43,577)	3,809

7,700,000	USD	12/20/15	Goldman Sachs & Co.	Sell†	1.000%	United Mexican States (PIMCO Rating: BAA+)**	288,211	(207,341)	80,870
4,300,000	USD	3/20/16	Goldman Sachs & Co.	Sell†	1.000%	United Mexican States (PIMCO Rating: BAA+)**	180,068	(132,765)	47,303
1,600,000	USD	6/20/16	Goldman Sachs & Co.	Sell†	1.000%	Japan Government (PIMCO Rating: AA-)**	10,462	16,292	26,754
1,300,000	USD	9/20/16	Goldman Sachs & Co.	Sell†	1.000%	United Mexican States (PIMCO Rating: BAA+)**	17,356	(6,020)	11,336
2,100,000	USD	3/20/17	Goldman Sachs & Co.	Sell†	1.000%	Japan Government (PIMCO Rating: AA-)**	53,154	(17,572)	35,582
3,800,000	USD	3/20/17	Goldman Sachs & Co.	Sell†	1.000%	Japan Government (PIMCO Rating: AA-)**	91,667	(27,281)	64,386
1,400,000	USD	3/20/17	Goldman Sachs & Co.	Sell†	1.000%	Japan Government (PIMCO Rating: AA-)**	33,094	(9,373)	23,721
7,900,000	USD	12/20/20	Goldman Sachs & Co.	Sell†	1.000%	American International Group (PIMCO Rating: A-)**	1,440,216	(1,643,800)	(203,584)

							2,114,228	(2,027,860)	86,368

6,600,000	USD	3/20/16	JP Morgan Chase Bank	Sell†	1.000%	MetLife, Inc. (PIMCO Rating: A-)**	214,747	(159,291)	55,456
2,400,000	USD	6/20/17	JP Morgan Chase Bank	Sell†	1.000%	Federative Republic of Brazil (PIMCO Rating: BAA)**	7,787	(32,871)	(25,084)
5,700,000	USD	9/20/17	JP Morgan Chase Bank	Sell†	1.000%	United Mexican States (PIMCO Rating: BAA+)**	99,009	(78,938)	20,071

							321,543	(271,100)	50,443

Notes to Portfolio of Investments (Unaudited) (Continued)

Notional Amount	Currency	Expiration Date	Counterparty	Buy/Sell Protection	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
PIMCO Total Return Fund* (Continued)
Credit Default Swaps (Continued)
OTC Swaps (Continued)
$1,000,000	USD	9/20/15	UBS AG	Sell†	1.000%	United Mexican States (PIMCO Rating: BAA+)**	$24,143	$(14,146)	$9,997
3,800,000	USD	6/20/16	UBS AG	Sell†	0.250%	Federal Republic of Germany (PIMCO Rating: AAA)**	129,600	(128,634)	966
12,700,000	USD	6/20/16	UBS AG	Sell†	0.250%	Federal Republic of Germany (PIMCO Rating: AAA)**	128,389	(125,160)	3,229
5,400,000	USD	9/20/16	UBS AG	Sell†	1.000%	United Mexican States (PIMCO Rating: BAA+)**	70,782	(23,694)	47,088
300,000	USD	12/20/20	UBS AG	Sell†	1.000%	American International Group (PIMCO Rating: A-)**	58,464	(66,195)	(7,731)

							411,378	(357,829)	53,549

Centrally Cleared Swaps
3,072,000	USD	12/20/16		Buy	(5.000%)	CDX.HY.17††	(280,178)	101,618	(178,560)
1,980,000	USD	6/20/17		Buy	(5.000%)	CDX.NA.HY.18††	(201,882)	99,250	(102,632)

							(482,060)	200,868	(281,192)

Notional Amount	Currency	Expiration Date	Counterparty	Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
Interest Rate Swaps
OTC Swaps
$63,000,000	MXN	9/13/17	Barclays Bank PLC	MXN TIIE Mexican Banxico	Fixed 5.500%	$177,117	$(43,106)	$134,011
98,000,000	MXN	9/02/22	Barclays Bank PLC	MXN TIIE Mexican Banxico	Fixed 6.000%	356,990	(51,278)	305,712

						534,107	(94,384)	439,723

Centrally Cleared Swaps
155,300,000	USD	3/18/16		3-Month USD-LIBOR-BBA	Fixed 1.500%	(75,227)	1,225,068	1,149,841
53,000,000	USD	10/15/17		Federal Funds Effective Rate US	Fixed 1.000%	64,382	(58,550)	5,832
107,800,000	USD	6/19/43		3-Month USD-LIBOR-BBA	Fixed 2.750%	(1,584,616)	7,784,194	6,199,578

						(1,595,461)	8,950,712	7,355,251

Notional Amount	Currency	Expiration Date	Counterparty	Buy/Sell Protection	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
Strategic Bond Fund
Credit Default Swaps
OTC Swaps
$800,000	USD	12/20/17	Barclays Bank PLC	Buy	(1.000%)	CDX.NA.HY.19††	$(28,051)	$(3,500)	$(31,551)

Notional Amount	Currency	Expiration Date	Counterparty	Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
Total Return Swaps
OTC Swaps
$423,718	USD	1/12/41	Morgan Stanley & Co.	1 Month USD-LIBOR-BBA	IOS.FN30.500.10	$(1,118)	$(736)	$(1,854)

701,257	USD	1/12/41	Barclays Bank PLC	1 Month USD-LIBOR-BBA	IOS.FN30.400.10	(3,378)	(130)	(3,508)

Notes to Portfolio of Investments (Unaudited) (Continued)

Notional Amount	Currency	Expiration Date	Counterparty	Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
BlackRock Global Allocation Fund***
Total Return Swaps
OTC Swaps
$160,000	JPY	3/31/14	Citibank N.A.	Notional amount at expiration date x Strike Price	Gross dividends on NIKKEI 225 Index x notional amount	$82,316	$-	$82,316

Interest Rate Swaps
OTC Swaps
1,803,750	GBP	2/28/16	Deutsche Bank AG	Fixed 0.760%	6-Month British Pound Sterling-LIBOR-BBA	(870)	-	(870)
721,544	GBP	2/28/19	Deutsche Bank AG	Fixed 1.395%	6-Month British Pound Sterling-LIBOR-BBA	6,921	-	6,921
3,717,500	USD	9/14/15	Deutsche Bank AG	Fixed 0.540%	3-Month USD-LIBOR-BBA	(2,790)	-	(2,790)
413,000	USD	8/17/16	Deutsche Bank AG	3-Month USD-LIBOR-BBA	Fixed 1.300%	1,425	-	1,425
14,385,800	USD	9/27/16	Deutsche Bank AG	3-Month USD-LIBOR-BBA	Fixed 1.01%	500	-	500
1,487,000	USD	9/14/18	Deutsche Bank AG	3-Month USD-LIBOR-BBA	Fixed 1.243%	6,575	-	6,575

						11,761	-	11,761

14,083,000	USD	9/28/16	Goldman Sachs & Co.	3-Month USD-LIBOR-BBA	Fixed 0.998%	(1,434)	-	(1,434)

3,601,400	USD	9/17/15	JP Morgan Chase Bank	Fixed 0.500%	3-Month USD-LIBOR-BBA	269	-	269
1,459,400	USD	9/17/18	JP Morgan Chase Bank	3-Month USD-LIBOR-BBA	Fixed 1.188%	2,287	-	2,287

						2,556	-	2,556

702,441	USD	6/22/16	UBS AG	3-Month USD-LIBOR-BBA	Fixed 1.275%	2,780	-	2,780

GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
USD	U.S. Dollar
*	Collateral for swap agreements held by Credit Suisse Securities LLC and Goldman Sachs & Co. and received from Barclays Bank PLC, Goldman Sachs & Co., Royal Bank of Scotland PLC, and UBS AG, amounted to $13,000, $9,000, $1,270,000, $1,890,000, $579,000 and $2,050,000 in cash, respectively, at March 31, 2013; and collateral for swap agreements held by Credit Suisse Securities LLC and Goldman Sachs & Co. and received from JP Morgan Chase Bank amounted to $3,772,333, $4,618,019 and $289,000 in securities, respectively, at March 31, 2013.
**	Rating is determined by Pacific Investment Management Company LLC and represents a weighted average rating of all securities in the underlying index for credit default swaps. The source of the ratings for the underlying securities are Moody’s Investors Service, Inc., Standard & Poor’s Ratings Group, and/or Fitch Ratings. All ratings are as of the report date and do not reflect subsequent changes.
***	Collateral for swap agreements received from Bank of America N.A., BNP Paribas, Deutsche Bank AG, Goldman Sachs & Co., and JP Morgan Chase Bank amounted to $600,000, $510,000, $200,000, $2,100,000, and $1,130,000 in cash, respectively, at March 31, 2013.
†	For each credit derivative with sold protection, the credit ratings of the entities referenced, as rated by any rating organization, are included in the equivalent Pacific Investment Management Company LLC’s rating category. The reference entity rating represents the likelihood of a potential payment by the Fund if the referenced entity experiences a credit event as of period end. Notional amounts represent the maximum potential amount of future payments (undiscounted) the Fund could be required to make under the credit derivatives with sold protection.
††	Payment is based on a percentage of the index. Reference entities are a number of individual issuers comprising the index.

Notes to Portfolio of Investments (Unaudited) (Continued)

Options, Rights, and Warrants

A Fund may purchase and sell put and call options on securities or an index of securities to enhance investment performance or to protect against changes in market prices. A Fund that invests in debt securities may also purchase and sell put and call options to adjust the interest rate sensitivity of its portfolio or the credit exposure of the portfolio.

Call Options. A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date. A Fund may write call options on a security it owns, in a “directional” strategy hoping to realize a greater current return through the receipt of premiums. In return for the option premium, the Fund takes the risk that it will have to forego any increase in the value of the security over the strike price. When a Fund has written a call option on a security it does not own, its exposure on such an option is theoretically unlimited. A Fund may enter into closing purchase transactions in order to realize a profit or limit a loss on a previously written call option or, in the case of a call option on a security it owns, to free itself to sell the underlying security or to write another call on the security, or protect a security from being called in an unexpected market rise. Any profits from a closing purchase transaction in the case of a call option on a security a Fund owns may be offset by a decline in the value of the underlying security. Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction relating to a call option on a security a Fund owns is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund. A Fund may not be able to close out a call option that it has previously written.

Put Options. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date. A Fund may write put options in order to enhance its current return by taking a long directional position as to a security or index of securities. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security later appreciates in value. A Fund may terminate a put option that it has written before it expires by entering into a closing purchase transaction. Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option. A Fund may not be able to close out a put option that it has previously written.

Writing put and call options. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amount paid on the underlying investment to determine the realized gain or loss.

Purchasing put and call options. A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If the Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying security, since the Fund will not realize a loss if the security’s price does not change. Premiums paid for purchasing options that expire are treated as realized losses.

Exchange Traded Options. Exchange traded options purchased or sold by a Fund may be traded on a securities or options exchange or market. Such options typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by the market or the Options Clearing Corporation, new series of options on that

Notes to Portfolio of Investments (Unaudited) (Continued)

security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price.

OTC Options. OTC options purchased or sold by a Fund are not traded on securities or options exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by the Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration. OTC options are valued using prices supplied by a primary pricing source, selected pursuant to procedures approved by the Trustees.

Rights and Warrants. A Fund may purchase or hold warrants or rights in order to gain exposure to the underlying security without owning the security, including, for example, cases where the Fund hopes to lock in the price today of a security it may wish to purchase in the future. Warrants generally give the holder the right, but not the obligation, to buy a security at a stated price. In order for a warrant to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover any premium and transaction costs. Rights may similarly confer on the holder the right to purchase or acquire securities, including through participation in a so-called rights offering. Bonds may be issued with warrants or other rights attached to purchase or acquire equity or other debt securities, typically of the bond issuer. The market prices of bonds with warrants or rights attached to purchase equity securities or bonds may, to some degree, reflect changes in the values of the underlying securities.

When a Fund purchases or otherwise acquires warrants or other rights, it runs the risk that it will lose its entire investment in the warrants or rights, unless the Fund exercises the warrant or right, acquires the underlying securities, or enters into a closing transaction before expiration. If the price of the underlying security does not rise to an extent sufficient to cover any premium and transaction costs, the Fund will lose part or all of its investment. Any premiums or purchase price paid for warrants or other rights that expire are treated as realized losses. Warrants and similar rights differ from options in that they are typically written by the issuer of the security underlying the warrant or right. Although some warrants and rights may be non-transferable, others may be traded over-the-counter or on an exchange.

The Fund(s) listed in the following table had open written option contracts at March 31, 2013. A Fund’s current exposure to a counterparty is typically the fair value of the contract.

Notional Amount	Expiration Date	Description	Premiums Received	Value
PIMCO Total Return Fund
$7,800,000	3/12/14	Interest Rate Swaption EUR 1 Year Call, Strike 0.40*	$16,084	$8,048
7,800,000	3/12/14	Interest Rate Swaption EUR 1 Year Call, Strike 0.40††	15,079	8,048
7,800,000	3/12/14	Interest Rate Swaption EUR 1 Year Put, Strike 0.40*	16,084	38,082
7,800,000	3/12/14	Interest Rate Swaption EUR 1 Year Put, Strike 0.40††	17,089	38,082
15,700,000	7/24/13	Interest Rate Swaption EUR 2 Year Put, Strike 1.15^^	31,993	4,051
4,700,000	7/24/13	Interest Rate Swaption EUR 5 Year Put, Strike 1.70††	23,165	2,328
5,500,000	5/30/13	Interest Rate Swaption USD 10 Year Call, Strike 1.50†††	41,525	291
9,300,000	7/29/13	Interest Rate Swaption USD 10 Year Call, Strike 1.80††	44,640	32,796
18,300,000	7/29/13	Interest Rate Swaption USD 10 Year Call, Strike 1.80*	91,395	64,535
11,500,000	7/29/13	Interest Rate Swaption USD 10 Year Call, Strike 1.80††	42,770	40,555
10,100,000	7/29/13	Interest Rate Swaption USD 10 Year Call, Strike 1.80****	39,684	35,618
9,300,000	7/29/13	Interest Rate Swaption USD 10 Year Put, Strike 2.65††	65,100	24,002
18,300,000	7/29/13	Interest Rate Swaption USD 10 Year Put, Strike 2.65*	82,020	47,230
11,500,000	7/29/13	Interest Rate Swaption USD 10 Year Put, Strike 2.65†††	64,640	29,680
10,100,000	7/29/13	Interest Rate Swaption USD 10 Year Put, Strike 2.65****	46,411	26,067
9,500,000	4/02/13	Interest Rate Swaption USD 5 Year Call, Strike 0.75****	3,800	-
9,500,000	4/02/13	Interest Rate Swaption USD 5 Year Put, Strike 1.15****	17,813	6

Notes to Portfolio of Investments (Unaudited) (Continued)

Notional Amount	Expiration Date	Description	Premiums Received	Value
PIMCO Total Return Fund (Continued)
$12,800,000	4/29/13	Interest Rate Swaption USD 5 Year Put, Strike 1.30****	$29,808	$1,102
20,800,000	5/30/13	Interest Rate Swaption USD 5 Year Put, Strike 1.75†††	154,308	312
66,000	4/26/13	U.S. Treasury Note 10 Year Put, Strike 129.00	26,619	2,063
66,000	4/26/13	U.S. Treasury Note 10 Year Call, Strike 132.50	16,864	22,688

			$886,890	$425,584

Strategic Bond Fund
$97,500	6/17/13	3 Month Euribor Futures, Call, Strike 99.50	$4,415	$7,499
10,000	5/24/13	U.S. Treasury Note 5 Year Futures, Put, Strike 121.00	1,218	78
17,400	5/09/13	USD Call JPY Put, Call, Strike 95.00	27,544	20,226

			$33,177	$27,803

BlackRock Global Allocation Fund
$4,027,000	6/03/13	EUR Call USD Put, Strike 1.40	$68,092	$412
8,722	3/14/14	Goldman Sachs Japan Weak Yen Index, Put, Strike 83.58*	52,332	21,630
8,722	3/14/14	Goldman Sachs Japan Weak Yen Index, Call, Strike 111.44*	43,610	140,249
83	8/17/13	Humana, Inc., Call, Strike 75.00	20,516	23,655
83	8/17/13	Humana, Inc., Put, Strike 60.00	16,765	17,430
218,417,000	4/30/13	Japanese Yen LIBOR Rate BBA Swaption 10 Year, Put, Strike 3.15	19,687	-
108	6/22/13	Kraft Foods Group, Inc., Call, Strike 47.50	13,453	47,952
144	4/20/13	Marathon Petroleum Corp., Call, Strike 67.50	38,110	316,800
144	7/20/13	Marathon Petroleum Corp., Call, Strike 77.50	39,992	195,840
248	4/12/13	Nikkei 225 Index, Put, Strike 10,500.00*	37,222	1,426
165	12/13/13	Nikkei 225 Index, Put, Strike 8,286.96**	68,203	13,170
164	12/13/13	Nikkei 225 Index, Put, Strike 8,305.01***	71,561	12,863
165	12/13/13	Nikkei 225 Index, Put, Strike 8,592.09****	64,268	15,044
154	12/13/13	Nikkei 225 Index, Put, Strike 8,808.23****	67,310	15,793
112	12/13/13	Nikkei 225 Index, Call, Strike 11,000.00***	25,377	204,360
167	3/14/14	Nikkei 225 Index, Put, Strike 9,300.00*****	88,677	28,921
387	7/20/13	Procter & Gamble Co., Call, Strike 72.50	57,274	191,565
145	4/20/13	Pultegroup, Inc. Call, Strike 19.00	21,314	20,155
1,606	5/17/13	Russell 2000 Index Put, Strike 825.00****	17,024	3,140
1,606	5/17/13	Russell 2000 Index Call, Strike 975.00****	9,665	14,340
1,473	4/19/13	S&P 500 Index Put, Strike 1,410.00****	4,419	846
1,475	4/19/13	S&P 500 Index Put, Strike 1,450.00*	4,186	1,564
976	5/17/13	S&P 500 Index Put, Strike 1,370.00†	13,993	2,050
973	5/17/13	S&P 500 Index Put, Strike 1,370.00†^	12,163	2,043
2,012	5/17/13	S&P 500 Index Put, Strike 1,420.00^^	14,346	7,089
986	5/17/13	S&P 500 Index Put, Strike 1,420.00**	6,409	3,474
976	5/17/13	S&P 500 Index Call, Strike 1,580.00†	7,603	18,056
973	5/17/13	S&P 500 Index Call, Strike 1,580.00†^	8,271	18,001
14,500	5/22/13	S&P 500 Index Call, Strike 25.00†^^	7,975	6,525
596	12/20/13	S&P 500 Index Put, Strike 1,149.60***	52,314	5,900
61	5/18/13	Tiffany & Co., Call, Strike 65.00	17,517	30,500
38	1/18/14	Williams Sonoma, Inc., Call, Strike 52.50	7,137	16,530
27	1/18/14	Williams Sonoma, Inc., Call, Strike 55.00	5,723	8,370
463	4/11/13	Yahoo Japan Corp., Call, Strike 37,761.36*	3,878	27,223
463	5/02/13	Yahoo Japan Corp., Call, Strike 37,761.36*	5,044	28,658

			$1,011,430	$1,461,574

Notes to Portfolio of Investments (Unaudited) (Continued)

GBP	British Pound
JPY	Japanese Yen

*	OTC traded option counterparty Goldman Sachs & Co.
**	OTC traded option counterparty Bank of America N.A.
***	OTC traded option counterparty Citibank N.A.
****	OTC traded option counterparty JP Morgan Chase Bank.
*****	OTC traded option counterparty BNP Paribas.
†	This option is fair valued in accordance with procedures approved by the Trustees.
††	OTC traded option counterparty Barclays Bank PLC.
†††	OTC traded option counterparty Royal Bank of Scotland PLC.
^	OTC traded option counterparty Deutsche Bank AG.
^^	OTC traded option counterparty Credit Suisse Securities.

Transactions in written option contracts during the period ended March 31, 2013, were as follows:

	Number of Contracts	Premiums Received
PIMCO Total Return Fund
Options outstanding at December 31, 2012	69,200,000	$526,218
Options written	296,400,132	864,772
Options expired	(157,500,000)	(504,100)

Options outstanding at March 31, 2013	208,100,132	$886,890

Strategic Bond Fund
Options outstanding at December 31, 2012	17	$1,007
Options written	1,740,103	39,939
Options terminated in closing purchase transactions	(43)	(6,454)
Options expired	(28)	(1,315)

Options outstanding at March 31, 2013	1,740,049	$33,177

BlackRock Global Allocation Fund
Options outstanding at December 31, 2012	222,549,128	$1,630,144
Options written	65,729	400,376
Options terminated in closing purchase transactions	(43,820)	(517,390)
Options expired	(75,241)	(329,860)
Options exercised	(2,879)	(171,840)

Options outstanding at March 31, 2013	222,492,917	$1,011,430

When-Issued, Delayed-Delivery, Forward Commitment, and To-Be-Announced Transactions

A Fund may enter into when-issued, delayed-delivery, forward commitment, or to-be-announced (“TBA”) transactions in order to lock in the purchase price of the underlying security, or in order to adjust the interest rate exposure of the Fund’s existing portfolio. In when-issued, delayed-delivery, or forward commitment transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. In the case of TBA purchase commitments, the unit price and the estimated principal amount are established when the Fund enters into a commitment, with the actual principal amount being within a specified range of the estimate. Although a Fund does not typically pay for the securities in these types of transactions until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. If a Fund’s counterparty fails to deliver a security purchased on a when-issued, delayed-delivery, forward commitment, or TBA basis, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

Prior to settlement of these transactions, the value of the subject securities will fluctuate. In addition, because the Fund is not required to make payment under these transactions until the delivery date, they may result in a form of leverage.

Notes to Portfolio of Investments (Unaudited) (Continued)

These securities are valued on the basis of valuations furnished by a pricing service, selected pursuant to procedures approved by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Securities for which no market quotation is available are valued at fair value in accordance with procedures approved by the Trustees. The Funds record on a daily basis the unrealized appreciation (depreciation) based upon changes in the values of these securities. When a when-issued, delayed-delivery, forward commitment, or TBA transaction is closed, the Funds record a realized gain or loss equal to the difference between the value of the transaction at the time it was opened and the value of the transaction at the time it was closed.

Dollar Roll Transactions

A Fund may enter into dollar roll transactions, in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date from the same party. A Fund may invest in dollar rolls in order to benefit from anticipated changes in pricing for the mortgage-backed securities during the term of the transaction, or for the purpose of creating investment leverage. In a dollar roll, the securities that are to be purchased will be of the same type as the securities sold, but will be supported by different pools of mortgages.

Dollar rolls involve the risk that the Fund’s counterparty will be unable to deliver the mortgage-backed securities underlying the dollar roll at the fixed time. If the counterparty files for bankruptcy or becomes insolvent, a Fund’s use of the transaction proceeds may be restricted pending a determination by the counterparty or its representative, whether to enforce the Fund’s obligation to repurchase the securities. A Fund can incur a loss on a dollar roll transaction (either because its counterparty fails to perform or because the value of the mortgages subject to the transaction declines) and on the investments made by the Fund with the proceeds of the dollar roll transaction. Dollar roll transactions generally have the effect of creating leverage in a Fund’s portfolio.

A Fund accounts for a dollar roll transaction as a purchase and sale whereby the difference in the sales price and purchase price of the security sold is recorded as a realized gain (loss). If certain criteria are met, these dollar roll transactions may be considered financing transactions, whereby the difference in the sales price and the future purchase price is recorded as an adjustment to interest income.

Inflation-Indexed Bonds

The Funds may invest in inflation-indexed bonds, which are fixed income securities whose principal value or coupon is periodically adjusted according to the rate of inflation, as measured by the Consumer Price Index for All Urban Consumers (“CPI-U”) (for U.S. Treasury inflation-indexed bonds) or, generally, by a comparable inflation index calculated by the foreign government issuing the inflation-indexed bonds.

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Funds may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal. Any adjustments to the principal amount of an inflation-indexed bond due to inflation will be reflected as increases or decreases to interest income. Such adjustments may have a significant impact on the Fund’s distributions.

The value of inflation-indexed bonds is generally based on changes in real interest rates, which in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. While the values of these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation, or that the rate of inflation in a foreign country will correlate to the rate of inflation in the United States. Additionally, if interest rates rise due to reasons other than inflation, investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

Notes to Portfolio of Investments (Unaudited) (Continued)

Bank Loans

Certain of the Funds may invest in bank loans including, for example, corporate loans, loan participations, direct debt, bank debt, and bridge debt. A Fund may invest in a loan by lending money to a borrower directly as part of a syndicate of lenders. In a syndicated loan, the agent that originated and structured the loan typically administers and enforces the loan on behalf of the syndicate. Failure by the agent to fulfill its obligations may delay or adversely affect receipt of payment by a Fund. A Fund may also invest in loans through novations, assignments, and participation interests. In a novation, a Fund typically assumes all of the rights of a lending institution in a loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. When a Fund takes an assignment of a loan, the Fund acquires some or all of the interest of another lender (or assignee) in the loan. In such cases, the Fund may be required generally to rely upon the assignor to demand payment and enforce rights under the loan. If a Fund acquires a participation in the loan, the Fund purchases an indirect interest in a loan held by a third party and the Fund typically will have a contractual relationship only with the third party loan investor, not with the borrower. As a result, a Fund may have the right to receive payments of principal, interest, and any fees to which it is entitled only from the loan investor selling the participation and only upon receipt by such loan investor of such payments from the borrower. In such cases, a Fund assumes the credit risk of both the borrower and the loan investor selling the participation, and the Fund may be unable to realize some or all of the value of its interest in the loan in the event of the insolvency of the third party.

Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. The value of any collateral securing a bank loan may decline after the Fund invests, and there is a risk that the value of the collateral may not be sufficient to cover the amount owed to the Fund.

At March 31, 2013, the Funds had no unfunded loan commitments.

Short Sales

A short sale is a transaction in which a Fund sells a security it does not own in anticipation that the market price of that security will decline. When a Fund makes a short sale on a security, it must borrow the security sold short and deliver it to a broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon the conclusion of the sale. A Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any accrued interest and dividends on such borrowed securities. If the price of the security sold short increases between the time of the short sale and the time a Fund replaces the borrowed security, a Fund will incur a loss, which could be unlimited, in cases where a Fund is unable for whatever reason to close out its short position; conversely, if the price declines, a Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely impacted by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

Repurchase Agreements

Each Fund may enter into repurchase agreements with certain banks and broker-dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. A Fund, through its custodian, takes possession of the securities collateralizing the repurchase agreement in a segregated account. Repurchase agreements must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral, or if the Fund is required to return collateral to a borrower at a time when it may realize a loss on the investment of that collateral. Collateral for certain tri-party repurchase agreements is held at the Fund’s custodian or sub-custodian in a segregated account for the benefit of the Fund and the counterparty.

Reverse Repurchase Agreements and Treasury Rolls

Each Fund may enter into reverse repurchase agreements or Treasury rolls with banks and broker-dealers to enhance return. Reverse repurchase agreements involve sales by a Fund of portfolio securities concurrently with an agreement by the Fund to repurchase the same securities at a later date at a fixed price (typically equal to the original sale price plus interest). During the

Notes to Portfolio of Investments (Unaudited) (Continued)

reverse repurchase agreement period, the Fund continues to receive principal and interest payments on the securities and also has the opportunity to earn a return on the purchase price received by it from the counterparty. Similarly, in a Treasury roll transaction, a Fund sells a Treasury security and simultaneously enters into an agreement to repurchase the security from the buyer at a later date, at the original sale price plus interest. The repurchase price is typically adjusted to provide the Fund the economic benefit of any interest that accrued on the Treasury security during the term of the transaction. The Fund may use the purchase price received by it to earn additional return during the term of the Treasury roll transaction.

Reverse repurchase agreements and Treasury rolls generally create investment leverage. If the counterparty in such a transaction files for bankruptcy or becomes insolvent, a Fund’s use of the proceeds from the sale of its securities may be restricted or forfeited, and the counterparty may fail to return/resell the securities in question to the Fund.

A Fund accounts for a Treasury roll transaction as a purchase and sale whereby the difference in the sales price and purchase price of the security sold is recorded as a realized gain (loss). If certain criteria are met, these Treasury roll transactions may be considered financing transactions, whereby the difference in the sales price and the future price is recorded as an adjustment to interest income.

The Fund(s) listed in the following table had reverse repurchase transactions at March 31, 2013:

Description	Value
PIMCO Total Return Fund
Agreement with Banque Paribas, dated 4/01/13, 0.080%, to be repurchased on demand until 4/04/13 at value plus accrued interest	$50,362,875
Agreement with Royal Bank of Scotland, dated 3/11/13, 0.150%, to be repurchased on demand until 4/01/13 at value plus accrued interest.	79,020,375
Agreement with Royal Bank of Scotland, dated 3/25/13, 0.100%, to be repurchased on demand until 4/04/13 at value plus accrued interest.	4,194,750

$133,578,000

Average balance outstanding	$6,460,957
Average interest rate	0.09%
Maximum balance outstanding	$92,806,000
Weighted average maturity	5 days

Average balance outstanding was calculated based on daily balances outstanding during the period that the Fund had entered into reverse repurchase agreements.

The Fund(s) listed in the following table had Treasury roll transactions during the period ended March 31, 2013, which were accounted for as financing transactions:

PIMCO Total Return Fund
Average balance outstanding	$6,334,505
Weighted average interest rate	0.01%

Average balance outstanding was calculated based on daily balances outstanding during the period that the Fund had entered into Treasury rolls.

Securities Lending

Each Fund may lend its securities to qualified brokers; however, securities lending cannot exceed 33% of the total assets of the Fund taken at current value.

The loans are collateralized at all times with cash or securities with a market value at least equal to 100% of the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of a Fund and any additional

Notes to Portfolio of Investments (Unaudited) (Continued)

collateral is delivered to the Fund the next business day. As with other extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Funds receive compensation for lending their securities in the form of a securities loan fee paid by the borrower, as well as a share of the income earned on investment of the cash collateral received for the loan of securities.

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income, dividend expense, and distributions are recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.

Allocation of Operating Activity

In maintaining the records for the Funds, the income and expense accounts are allocated to each class of shares. Investment income and loss, and unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. Expenses of the Fund not directly attributable to the operations of any class of shares or Fund are prorated among the Funds and classes to which the expense relates based on the relative net assets of each.

In addition, the RetireSMART Conservative Fund, RetireSMART Moderate Fund, RetireSMART Moderate Growth Fund, RetireSMART Growth Fund, RetireSMART In Retirement Fund, RetireSMART 2010 Fund, RetireSMART 2015 Fund, RetireSMART 2020 Fund, RetireSMART 2025 Fund, RetireSMART 2030 Fund, RetireSMART 2035 Fund, RetireSMART 2040 Fund, RetireSMART 2045 Fund, and RetireSMART 2050 Fund will also incur certain fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have varied expense and fee levels and each Fund may own different proportions of underlying funds at different times, the amount of fees and expenses indirectly incurred by each Fund will vary.

Notes to Portfolio of Investments (Unaudited) (Continued)

Foreign Securities

The BlackRock Global Allocation Fund invests a significant amount of its assets and each of the Diversified International Fund, MSCI EAFE International Index Fund, and Overseas Fund invests substantially all of its assets in foreign securities. The other Funds and certain underlying funds may also invest in foreign securities. Foreign securities, including ADRs, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, and greater volatility in currency exchange rates.

Credit Risk

The Funds and certain underlying funds may invest a portion of their assets, directly or indirectly, in securities backed by mortgage loans, credit card receivables, and automotive loans. The values and related income of these securities are sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market’s perception of credit quality on such securities have resulted in increased volatility of market price and periods of decreased market activity that have adversely impacted the valuation and liquidity of such securities.

Federal Income Tax

It is each Fund’s intent to continue to comply with the provisions of subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to a regulated investment company. Under such provisions, the Funds would not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for federal income tax.

The Subsidiary is classified as a controlled foreign corporation under the Code. Therefore, the BlackRock Global Allocation Fund is required to increase its taxable income by its share of the Subsidiary’s income. Net losses of the Subsidiary cannot be deducted by the BlackRock Global Allocation Fund in the current period nor carried forward to offset taxable income in future periods.

Dividends and Distributions to Shareholders

Dividends from net investment income and distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

3.	Federal Income Tax Information

At March 31, 2013, the cost of securities and the unrealized appreciation (depreciation) in the value of investments owned by the Funds, as computed on a federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
PIMCO Total Return Fund	$2,542,610,170	$88,841,804	$(7,773,284)	$81,068,520
Strategic Bond Fund	184,359,613	8,165,466	(4,321,529)	3,843,937
BlackRock Global Allocation Fund	550,276,198	81,127,914	(16,927,096)	64,200,818

Notes to Portfolio of Investments (Unaudited) (Continued)

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Diversified Value Fund	$275,125,835	$76,708,758	$(979,370)	$75,729,388
Fundamental Value Fund	1,111,053,183	371,189,429	(23,530,574)	347,658,855
Large Cap Value Fund	480,077,075	53,440,601	(3,854,841)	49,585,760
S&P 500 Index Fund	1,985,931,851	884,575,603	(169,191,352)	715,384,251
Focused Value Fund	567,034,032	200,878,976	(11,158)	200,867,818
Fundamental Growth Fund	106,495,756	15,591,835	(1,660,951)	13,930,884
Blue Chip Growth Fund	810,274,632	264,231,806	(7,426,331)	256,805,475
Growth Opportunities Fund	485,885,638	172,491,656	(4,504,793)	167,986,863
Mid-Cap Value Fund	138,664,583	25,374,423	(1,248,741)	24,125,682
Small Cap Value Equity Fund	105,787,782	35,642,563	(1,733,914)	33,908,649
Small Company Value Fund	450,562,695	143,489,540	(21,546,490)	121,943,050
S&P Mid Cap Index Fund	99,221,083	19,762,965	(844,279)	18,918,686
Russell 2000 Small Cap Index Fund	102,219,029	19,266,589	(2,486,466)	16,780,123
Mid Cap Growth Equity II Fund	1,318,577,135	465,653,394	(15,722,337)	449,931,057
Small Cap Growth Equity Fund	847,362,518	161,163,445	(13,486,585)	147,676,860
Small Company Growth Fund	59,367,043	14,128,989	(1,408,421)	12,720,568
Diversified International Fund	157,160,612	19,018,313	(4,516,909)	14,501,404
MSCI EAFE International Index Fund	148,614,561	24,439,144	(1,173,757)	23,265,387
Overseas Fund	525,114,027	97,192,347	(18,855,230)	78,337,117
RetireSMART Conservative Fund	236,134,868	10,453,403	(2,598,315)	7,855,088
RetireSMART Moderate Fund	457,608,676	37,729,377	(5,897,465)	31,831,912
RetireSMART Moderate Growth Fund	346,729,242	37,827,985	(5,382,586)	32,445,399
RetireSMART Growth Fund	76,992,470	8,771,728	(1,093,302)	7,678,426
RetireSMART In Retirement Fund	88,808,049	5,445,312	(861,907)	4,583,405
RetireSMART 2010 Fund	101,873,024	7,440,147	(873,676)	6,566,471
RetireSMART 2015 Fund	11,275,810	494,530	(80,473)	414,057
RetireSMART 2020 Fund	388,544,709	43,461,759	(4,594,054)	38,867,705
RetireSMART 2025 Fund	9,151,150	565,464	(40,091)	525,373
RetireSMART 2030 Fund	331,012,543	42,562,599	(4,238,184)	38,324,415
RetireSMART 2035 Fund	7,988,179	490,514	(33,636)	456,878
RetireSMART 2040 Fund	215,056,132	26,682,490	(2,759,969)	23,922,521
RetireSMART 2045 Fund	4,897,739	349,138	(20,263)	328,875
RetireSMART 2050 Fund	52,001,345	5,400,969	(279,798)	5,121,171

4.	Investment in Affiliated Issuers

A summary of the Funds’ transactions in the securities of affiliated issuers during the period ended March 31, 2013, was as follows:

	Number of Shares Held as of 12/31/12	Purchases	Sales	Number of Shares Held as of 3/31/13	Value as of 3/31/13	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
RetireSMART Conservative Fund
MassMutual Premier Core Bond Fund, Class Z	5,643,795	292,321	323,923	5,612,193	$64,259,613	$-	$-	$14,897
MassMutual Premier Disciplined Growth Fund, Class S	796,457	28,084	94,165	730,376	8,764,514	-	-	202,801
MassMutual Premier Disciplined Value Fund, Class S	775,096	26,879	94,780	707,195	8,967,227	-	-	193,813
MassMutual Premier Focused International Fund, Class Z	89,486	6,217	6,310	89,393	1,049,469	-	-	(753)
MassMutual Premier High Yield Fund, Class Z	653,388	9,284	103,863	558,809	5,487,506	-	-	77,357

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 12/31/12	Purchases	Sales	Number of Shares Held as of 3/31/13	Value as of 3/31/13	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
RetireSMART Conservative Fund (continued)
MassMutual Premier Inflation-Protected and Income Fund, Class Z	1,533,585	86,477	117,452	1,502,610	$17,655,673	$-	$-	$66,355
MassMutual Premier International Bond Fund, Class S	1,070,888	46,384	95,493	1,021,779	9,941,909	-	-	(72,521)
MassMutual Premier International Equity Fund, Class S	186,673	10,106	23,601	173,178	2,469,523	-	-	(22,192)
MassMutual Premier Money Market Fund, Class S	1,069,861	182,219	21,800	1,230,280	1,230,280	6	-	-
MassMutual Premier Short-Duration Bond Fund, Class Z	3,776,335	326,623	213,841	3,889,117	40,913,509	-	-	(61,148)
MassMutual Premier Strategic Emerging Markets Fund, Class Z	335,971	21,429	20,978	336,422	4,033,705	-	-	(68,322)
MassMutual Select Blue Chip Growth Fund, Class S	126,969	7,220	11,585	122,604	1,691,930	-	-	19,790
MassMutual Select Diversified International Fund, Class S	401,189	19,615	50,132	370,672	2,468,674	-	-	(8,737)
MassMutual Select Diversified Value Fund, Class S	158,602	8,633	17,542	149,693	1,707,995	-	-	33,761
MassMutual Select Focused Value Fund, Class Z	289,335	9,704	40,189	258,850	5,446,206	-	-	115,781
MassMutual Select Fundamental Growth Fund, Class S	244,515	15,122	22,515	237,122	1,707,278	-	-	13,690
MassMutual Select Fundamental Value Fund, Class Z	163,012	9,152	18,433	153,731	1,944,696	-	-	52,373
MassMutual Select Growth Opportunities Fund, Class Z	156,589	7,819	13,879	150,529	1,454,115	-	-	10,728
MassMutual Select Large Cap Value Fund, Class S	147,508	8,485	15,537	140,456	1,227,588	-	-	(32,472)
MassMutual Select Mid Cap Growth Equity II Fund, Class Z	140,627	7,257	22,132	125,752	2,115,147	-	-	1,345
MassMutual Select Mid-Cap Value Fund, Class Z	282,145	14,668	44,289	252,524	3,179,274	-	-	48,410
MassMutual Select Overseas Fund, Class Z	882,172	44,152	144,465	781,859	6,145,408	-	-	65,876
MassMutual Select PIMCO Total Return Fund, Class Z	1,281,906	57,658	81,903	1,257,661	13,331,211	-	-	13,718
MassMutual Select Small Cap Growth Equity Fund, Class Z	78,309	3,937	11,961	70,285	1,209,606	-	-	(10,650)
MassMutual Select Small Cap Value Equity Fund, Class S	153,764	4,973	15,540	143,197	1,757,032	-	-	31,522
MassMutual Select Small Company Growth Fund, Class S	77,061	2,860	10,947	68,974	859,421	-	-	13,598
MassMutual Select Small Company Value Fund, Class Z	33,957	3,231	14,006	23,182	364,891	-	-	28,824
MassMutual Select Strategic Bond Fund, Class S	1,125,921	52,024	64,814	1,113,131	11,554,298	-	-	27,925
MM MSCI EAFE International Index Fund, Class Z	391,572	17,750	10,273	399,049	4,916,287	-	-	11,088
MM Russell 2000 Small Cap Index Fund, Class Z	173,997	19,623	16,793	176,827	2,174,977	-	-	17,373
MM S&P Mid Cap Index Fund, Class Z	175,245	8,214	1,653	181,806	2,276,210	-	-	1,963
Oppenheimer Commodity Strategy Total Return Fund, Class Y*	1,504,579	171,373	119,614	1,556,338	5,073,663	-	-	(53,229)
Oppenheimer Developing Markets Fund, Class Y*	64,548	6,276	3,990	66,834	2,335,164	-	-	15,778
Oppenheimer International Bond Fund, Class I*	-	114,375	-	114,375	743,436	697	-	-
Oppenheimer Real Estate Fund, Class Y*	166,004	1,528	23,992	143,540	3,532,521	9,542	-	81,305

					$243,989,956	$10,245	$-	$830,047

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 12/31/12	Purchases	Sales	Number of Shares Held as of 3/31/13	Value as of 3/31/13	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
RetireSMART Moderate Fund
MassMutual Premier Core Bond Fund, Class Z	6,760,846	163,508	274,203	6,650,151	$76,144,231	$-	$-	$10,093
MassMutual Premier Disciplined Growth Fund, Class S	2,583,457	32,255	112,924	2,502,788	30,033,454	-	-	221,731
MassMutual Premier Disciplined Value Fund, Class S	2,515,149	26,127	117,479	2,423,797	30,733,747	-	-	227,283
MassMutual Premier Focused International Fund, Class Z	366,860	24,346	16,787	374,419	4,395,682	-	-	(1,384)
MassMutual Premier High Yield Fund, Class Z	1,293,402	8,905	254,975	1,047,332	10,284,804	-	-	210,659
MassMutual Premier Inflation-Protected and Income Fund, Class Z	1,710,939	86,617	110,042	1,687,514	19,828,286	-	-	62,657
MassMutual Premier International Bond Fund, Class S	1,422,424	31,664	84,588	1,369,500	13,325,232	-	-	(63,527)
MassMutual Premier International Equity Fund, Class S	765,900	14,812	55,250	725,462	10,345,095	-	-	(53,109)
MassMutual Premier Money Market Fund, Class S	310,902	88,606	3,200	396,308	396,308	2	-	-
MassMutual Premier Short-Duration Bond Fund, Class Z	3,174,746	678,878	128,038	3,725,586	39,193,161	-	-	(36,777)
MassMutual Premier Strategic Emerging Markets Fund, Class Z	974,626	36,493	42,660	968,459	11,611,823	-	-	(137,346)
MassMutual Select Blue Chip Growth Fund, Class S	664,012	20,533	41,690	642,855	8,871,394	-	-	122,309
MassMutual Select Diversified International Fund, Class S	1,647,934	21,340	116,673	1,552,601	10,340,320	-	-	(20,740)
MassMutual Select Diversified Value Fund, Class S	828,923	13,805	57,837	784,891	8,955,605	-	-	108,700
MassMutual Select Focused Value Fund, Class Z	702,405	17,705	48,203	671,907	14,136,915	-	-	141,680
MassMutual Select Fundamental Growth Fund, Class S	1,278,767	45,797	81,196	1,243,368	8,952,248	-	-	63,752
MassMutual Select Fundamental Value Fund, Class Z	852,424	15,482	61,854	806,052	10,196,555	-	-	106,949
MassMutual Select Growth Opportunities Fund, Class Z	818,530	11,476	40,716	789,290	7,624,541	-	-	31,151
MassMutual Select Large Cap Value Fund, Class S	771,308	17,472	52,330	736,450	6,436,570	-	-	(108,618)
MassMutual Select Mid Cap Growth Equity II Fund, Class Z	604,535	9,876	62,195	552,216	9,288,268	-	-	(46,130)
MassMutual Select Mid-Cap Value Fund, Class Z	1,225,032	19,851	135,943	1,108,940	13,961,552	-	-	150,229
MassMutual Select Overseas Fund, Class Z	3,568,619	55,951	349,578	3,274,992	25,741,439	-	-	155,510
MassMutual Select PIMCO Total Return Fund, Class Z	1,504,454	44,986	59,187	1,490,253	15,796,677	-	-	10,099
MassMutual Select Small Cap Growth Equity Fund, Class Z	340,306	9,588	53,642	296,252	5,098,501	-	-	78,864
MassMutual Select Small Cap Value Equity Fund, Class S	676,357	6,401	79,187	603,571	7,405,822	-	-	282,173
MassMutual Select Small Company Growth Fund, Class S	333,712	3,332	46,324	290,720	3,622,368	-	-	104,425
MassMutual Select Small Company Value Fund, Class Z	148,406	21,459	72,139	97,726	1,538,209	-	-	96,790
MassMutual Select Strategic Bond Fund, Class S	1,348,762	29,911	59,666	1,319,007	13,691,291	-	-	25,268
MM MSCI EAFE International Index Fund, Class Z	1,656,999	54,258	40,917	1,670,340	20,578,594	-	-	42,000

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 12/31/12	Purchases	Sales	Number of Shares Held as of 3/31/13	Value as of 3/31/13	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
RetireSMART Moderate Fund (continued)
MM Russell 2000 Small Cap Index Fund, Class Z	761,554	18,354	34,854	745,054	$9,164,166	$-	$-	$36,799
MM S&P Mid Cap Index Fund, Class Z	797,682	30,363	30,165	797,880	9,989,462	-	-	40,671
Oppenheimer Commodity Strategy Total Return Fund, Class Y*	4,330,812	218,991	474,496	4,075,307	13,285,502	-	-	(221,823)
Oppenheimer Developing Markets Fund, Class Y*	187,494	13,918	9,025	192,387	6,721,988	-	-	519
Oppenheimer International Bond Fund, Class I*	-	153,553	-	153,553	998,096	1,514	-	-
Oppenheimer Real Estate Fund, Class Y*	480,678	3,961	47,716	436,923	10,752,682	29,095	-	163,433

					$489,440,588	$30,611	$-	$1,804,290

RetireSMART Moderate Growth Fund
MassMutual Premier Core Bond Fund, Class Z	1,334,931	106,662	46,236	1,395,357	$15,976,834	$-	$-	$2,273
MassMutual Premier Disciplined Growth Fund, Class S	2,265,878	44,056	83,253	2,226,681	26,720,167	-	-	161,407
MassMutual Premier Disciplined Value Fund, Class S	2,206,633	28,891	79,112	2,156,412	27,343,298	-	-	148,075
MassMutual Premier Focused International Fund, Class Z	407,077	32,680	20,482	419,275	4,922,289	-	-	(1,805)
MassMutual Premier High Yield Fund, Class Z	1,505,410	8,143	129,477	1,384,076	13,591,627	-	-	111,733
MassMutual Premier Inflation-Protected and Income Fund, Class Z	411,889	22,964	26,533	408,320	4,797,765	-	-	15,337
MassMutual Premier International Bond Fund, Class S	719,034	70,146	30,674	758,506	7,380,260	-	-	(22,309)
MassMutual Premier International Equity Fund, Class S	849,679	26,951	64,115	812,515	11,586,465	-	-	(58,915)
MassMutual Premier Money Market Fund, Class S	4,400	-	4,400	-	-	-	-	-
MassMutual Premier Short-Duration Bond Fund, Class Z	764,870	78,321	39,861	803,330	8,451,033	-	-	(11,177)
MassMutual Premier Strategic Emerging Markets Fund, Class Z	981,635	24,976	36,669	969,942	11,629,610	-	-	(118,761)
MassMutual Select Blue Chip Growth Fund, Class S	889,078	20,240	43,697	865,621	11,945,564	-	-	125,869
MassMutual Select Diversified International Fund, Class S	1,826,841	14,966	103,121	1,738,686	11,579,649	-	-	(22,805)
MassMutual Select Diversified Value Fund, Class S	1,109,228	8,522	60,908	1,056,842	12,058,569	-	-	113,558
MassMutual Select Focused Value Fund, Class Z	500,996	56,674	18,426	539,244	11,345,689	-	-	47,968
MassMutual Select Fundamental Growth Fund, Class S	1,712,291	47,260	85,280	1,674,271	12,054,753	-	-	61,999
MassMutual Select Fundamental Value Fund, Class Z	1,141,567	9,521	65,724	1,085,364	13,729,855	-	-	111,833
MassMutual Select Growth Opportunities Fund, Class Z	1,096,096	13,038	46,398	1,062,736	10,266,033	-	-	34,587
MassMutual Select Large Cap Value Fund, Class S	1,034,048	9,601	51,998	991,651	8,667,027	-	-	(108,647)
MassMutual Select Mid Cap Growth Equity II Fund, Class Z	559,051	4,578	36,621	527,008	8,864,272	-	-	5,123
MassMutual Select Mid-Cap Value Fund, Class Z	1,139,874	9,199	90,752	1,058,321	13,324,258	-	-	103,830
MassMutual Select Overseas Fund, Class Z	3,912,737	31,709	276,816	3,667,630	28,827,569	-	-	116,303

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 12/31/12	Purchases	Sales	Number of Shares Held as of 3/31/13	Value as of 3/31/13	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
RetireSMART Moderate Growth Fund (continued)
MassMutual Select PIMCO Total Return Fund, Class Z	310,992	11,737	10,032	312,697	$3,314,590	$-	$-	$1,755
MassMutual Select Small Cap Growth Equity Fund, Class Z	416,719	4,718	50,376	371,061	6,385,951	-	-	(57,303)
MassMutual Select Small Cap Value Equity Fund, Class S	804,167	6,160	54,524	755,803	9,273,697	-	-	123,190
MassMutual Select Small Company Growth Fund, Class S	404,980	3,183	44,070	364,093	4,536,595	-	-	74,946
MassMutual Select Small Company Value Fund, Class Z	179,847	3,858	61,257	122,448	1,927,335	-	-	75,497
MassMutual Select Strategic Bond Fund, Class S	266,354	19,243	8,838	276,759	2,872,761	-	-	3,823
MM MSCI EAFE International Index Fund, Class Z	1,815,220	70,019	16,367	1,868,872	23,024,499	-	-	15,401
MM Russell 2000 Small Cap Index Fund, Class Z	917,289	31,925	16,793	932,421	11,468,780	-	-	16,719
MM S&P Mid Cap Index Fund, Class Z	746,751	30,533	16,529	760,755	9,524,648	-	-	21,577
Oppenheimer Commodity Strategy Total Return Fund, Class Y*	4,332,541	285,681	212,057	4,406,165	14,364,097	-	-	(94,472)
Oppenheimer Developing Markets Fund, Class Y*	188,534	11,858	7,726	192,666	6,731,752	-	-	(103)
Oppenheimer International Bond Fund, Class I*	-	86,703	1,646	85,057	552,868	1,067	-	(49)
Oppenheimer Real Estate Fund, Class Y*	454,863	3,246	46,306	411,803	10,134,482	27,453	-	158,368

					$379,174,641	$28,520	$-	$1,154,825

RetireSMART Growth Fund
MassMutual Premier Core Bond Fund, Class Z	50,214	4,997	23,721	31,490	$360,557	$-	$-	$(6,849)
MassMutual Premier Disciplined Growth Fund, Class S	414,343	36,612	11,387	439,568	5,274,816	-	-	21,628
MassMutual Premier Disciplined Value Fund, Class S	403,639	32,839	10,831	425,647	5,397,205	-	-	19,692
MassMutual Premier Focused International Fund, Class Z	95,798	14,220	3,012	107,006	1,256,251	-	-	(431)
MassMutual Premier High Yield Fund, Class Z	45,855	1,035	19,650	27,240	267,501	-	-	19,097
MassMutual Premier Inflation-Protected and Income Fund, Class Z	21,008	845	6,676	15,177	178,332	-	-	(367)
MassMutual Premier International Bond Fund, Class S	33,135	2,602	13,385	22,352	217,486	-	-	(3,242)
MassMutual Premier International Equity Fund, Class S	199,626	19,529	11,787	207,368	2,957,064	-	-	(10,759)
MassMutual Premier Short-Duration Bond Fund, Class Z	23,779	2,613	5,897	20,495	215,612	-	-	(1,766)
MassMutual Premier Strategic Emerging Markets Fund, Class Z	242,862	18,019	7,386	253,495	3,039,409	-	-	(24,307)
MassMutual Select Blue Chip Growth Fund, Class S	262,882	22,619	10,581	274,920	3,793,901	-	-	30,211
MassMutual Select Diversified International Fund, Class S	428,456	29,830	14,530	443,756	2,955,417	-	-	(3,792)
MassMutual Select Diversified Value Fund, Class S	326,881	21,974	13,216	335,639	3,829,641	-	-	24,741
MassMutual Select Focused Value Fund, Class Z	112,349	11,683	9,056	114,976	2,419,102	-	-	27,701
MassMutual Select Fundamental Growth Fund, Class S	506,237	46,171	20,679	531,729	3,828,449	-	-	16,066

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 12/31/12	Purchases	Sales	Number of Shares Held as of 3/31/13	Value as of 3/31/13	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
RetireSMART Growth Fund (continued)
MassMutual Select Fundamental Value Fund, Class Z	337,576	23,444	16,317	344,703	$4,360,491	$-	$-	$27,920
MassMutual Select Growth Opportunities Fund, Class Z	324,030	24,257	10,763	337,524	3,260,482	-	-	7,554
MassMutual Select Large Cap Value Fund, Class S	307,264	20,543	12,879	314,928	2,752,474	-	-	(26,673)
MassMutual Select Mid Cap Growth Equity II Fund, Class Z	134,596	8,858	6,195	137,259	2,308,698	-	-	(3,623)
MassMutual Select Mid-Cap Value Fund, Class Z	274,773	16,769	15,914	275,628	3,470,163	-	-	19,380
MassMutual Select Overseas Fund, Class Z	918,135	56,634	38,697	936,072	7,357,525	-	-	14,608
MassMutual Select PIMCO Total Return Fund, Class Z	11,736	1,098	5,775	7,059	74,823	-	-	758
MassMutual Select Small Cap Growth Equity Fund, Class Z	102,634	6,402	9,168	99,868	1,718,729	-	-	(10,050)
MassMutual Select Small Cap Value Equity Fund, Class S	184,805	25,484	7,069	203,220	2,493,504	-	-	15,515
MassMutual Select Small Company Growth Fund, Class S	93,956	8,524	4,534	97,946	1,220,404	-	-	7,514
MassMutual Select Small Company Value Fund, Class Z	44,353	2,890	14,222	33,021	519,753	-	-	30,255
MassMutual Select Strategic Bond Fund, Class S	10,036	986	4,779	6,243	64,804	-	-	1,870
MM MSCI EAFE International Index Fund, Class Z	424,995	53,040	1,637	476,398	5,869,219	-	-	1,166
MM Russell 2000 Small Cap Index Fund, Class Z	223,862	27,531	840	250,553	3,081,796	-	-	577
MM S&P Mid Cap Index Fund, Class Z	180,091	18,624	826	197,889	2,477,568	-	-	783
Oppenheimer Commodity Strategy Total Return Fund, Class Y*	918,623	121,265	40,517	999,371	3,257,951	-	-	(18,406)
Oppenheimer Developing Markets Fund, Class Y*	46,892	4,715	1,275	50,332	1,758,611	-	-	(125)
Oppenheimer International Bond Fund, Class I*	-	2,711	-	2,711	17,622	20	-	-
Oppenheimer Real Estate Fund, Class Y*	101,851	8,514	4,086	106,279	2,615,536	7,007	-	13,722

					$84,670,896	$7,027	$-	$190,368

RetireSMART In Retirement Fund
MassMutual Premier Core Bond Fund, Class Z	1,510,480	78,462	65,730	1,523,212	$17,440,779	$-	$-	$1,489
MassMutual Premier Disciplined Growth Fund, Class S	359,720	12,205	41,142	330,783	3,969,401	-	-	235,748
MassMutual Premier Disciplined Value Fund, Class S	350,114	11,602	41,422	320,294	4,061,322	-	-	222,489
MassMutual Premier Focused International Fund, Class Z	38,186	2,614	2,270	38,530	452,338	-	-	(724)
MassMutual Premier High Yield Fund, Class Z	205,242	6,449	35,934	175,757	1,725,935	-	-	24,703
MassMutual Premier Inflation-Protected and Income Fund, Class Z	1,073,227	70,378	82,776	1,060,829	12,464,736	-	-	48,023
MassMutual Premier International Bond Fund, Class S	368,091	14,264	26,395	355,960	3,463,490	-	-	(8,136)
MassMutual Premier International Equity Fund, Class S	79,719	4,583	9,657	74,645	1,064,439	-	-	14,497
MassMutual Premier Money Market Fund, Class S	450,062	12,607	4,900	457,769	457,769	2	-	-
MassMutual Premier Short-Duration Bond Fund, Class Z	1,405,960	121,900	58,745	1,469,115	15,455,093	-	-	(18,476)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 12/31/12	Purchases	Sales	Number of Shares Held as of 3/31/13	Value as of 3/31/13	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
RetireSMART In Retirement Fund (continued)
MassMutual Premier Strategic Emerging Markets Fund, Class Z	156,961	11,390	7,564	160,787	$1,927,837	$-	$-	$(24,153)
MassMutual Select Blue Chip Growth Fund, Class S	55,813	3,972	4,706	55,079	760,094	-	-	7,560
MassMutual Select Diversified International Fund, Class S	171,232	8,954	20,410	159,776	1,064,106	-	-	11,620
MassMutual Select Diversified Value Fund, Class S	69,590	3,925	6,268	67,247	767,291	-	-	11,288
MassMutual Select Focused Value Fund, Class Z	136,517	4,454	17,270	123,701	2,602,678	-	-	45,443
MassMutual Select Fundamental Growth Fund, Class S	107,486	8,193	9,152	106,527	766,995	-	-	5,108
MassMutual Select Fundamental Value Fund, Class Z	71,641	4,228	6,803	69,066	873,684	-	-	17,828
MassMutual Select Growth Opportunities Fund, Class Z	68,805	3,697	4,877	67,625	653,254	-	-	3,404
MassMutual Select Large Cap Value Fund, Class S	64,956	4,032	5,886	63,102	551,508	-	-	(9,444)
MassMutual Select Mid Cap Growth Equity II Fund, Class Z	55,998	3,119	6,799	52,318	879,984	-	-	2,473
MassMutual Select Mid-Cap Value Fund, Class Z	112,819	6,264	14,024	105,059	1,322,687	-	-	14,072
MassMutual Select Overseas Fund, Class Z	373,422	20,005	56,401	337,026	2,649,025	-	-	22,442
MassMutual Select PIMCO Total Return Fund, Class Z	342,162	16,317	17,131	341,348	3,618,291	-	-	1,925
MassMutual Select Small Cap Growth Equity Fund, Class Z	32,873	1,286	4,277	29,882	514,275	-	-	(11,763)
MassMutual Select Small Cap Value Equity Fund, Class S	64,172	2,136	5,439	60,869	746,863	-	-	9,118
MassMutual Select Small Company Growth Fund, Class S	32,059	1,282	4,018	29,323	365,369	-	-	14,527
MassMutual Select Small Company Value Fund, Class Z	14,312	891	5,346	9,857	155,152	-	-	12,185
MassMutual Select Strategic Bond Fund, Class S	301,352	14,705	13,937	302,120	3,136,005	-	-	24,714
MM MSCI EAFE International Index Fund, Class Z	168,187	10,977	7,265	171,899	2,117,797	-	-	7,973
MM Russell 2000 Small Cap Index Fund, Class Z	73,379	5,017	3,268	75,128	924,075	-	-	4,537
MM S&P Mid Cap Index Fund, Class Z	72,019	4,771	1,198	75,592	946,409	-	-	1,957
Oppenheimer Commodity Strategy Total Return Fund, Class Y*	706,422	109,161	60,501	755,082	2,461,567	-	-	1,244
Oppenheimer Developing Markets Fund, Class Y*	29,977	3,644	1,680	31,941	1,116,006	-	-	4,134
Oppenheimer International Bond Fund, Class I*	-	40,168	-	40,168	261,095	451	-	-
Oppenheimer Real Estate Fund, Class Y*	77,805	1,563	12,155	67,213	1,654,105	4,436	-	85,558

					$93,391,454	$4,889	$-	$783,363

RetireSMART 2010 Fund
MassMutual Premier Core Bond Fund, Class Z	1,623,647	104,685	94,332	1,634,000	$18,709,306	$-	$-	$1,559
MassMutual Premier Disciplined Growth Fund, Class S	495,858	21,786	36,899	480,745	5,768,936	-	-	186,922
MassMutual Premier Disciplined Value Fund, Class S	482,805	20,731	37,962	465,574	5,903,482	-	-	186,258
MassMutual Premier Focused International Fund, Class Z	65,733	6,326	4,603	67,456	791,929	-	-	(1,144)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 12/31/12	Purchases	Sales	Number of Shares Held as of 3/31/13	Value as of 3/31/13	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
RetireSMART 2010 Fund (continued)
MassMutual Premier High Yield Fund, Class Z	273,166	11,407	39,015	245,558	$2,411,381	$-	$-	$29,163
MassMutual Premier Inflation-Protected and Income Fund, Class Z	970,021	99,147	69,740	999,428	11,743,281	-	-	39,008
MassMutual Premier International Bond Fund, Class S	361,546	21,206	29,842	352,910	3,433,816	-	-	(6,563)
MassMutual Premier International Equity Fund, Class S	137,351	8,699	15,362	130,688	1,863,606	-	-	20,832
MassMutual Premier Money Market Fund, Class S	136,776	206,804	-	343,580	343,580	1	-	-
MassMutual Premier Short-Duration Bond Fund, Class Z	972,616	112,505	57,071	1,028,050	10,815,089	-	-	(17,346)
MassMutual Premier Strategic Emerging Markets Fund, Class Z	179,232	17,023	11,761	184,494	2,212,079	-	-	(40,131)
MassMutual Select Blue Chip Growth Fund, Class S	85,444	5,320	8,068	82,696	1,141,202	-	-	23,972
MassMutual Select Diversified International Fund, Class S	295,072	17,150	32,524	279,698	1,862,789	-	-	6,306
MassMutual Select Diversified Value Fund, Class S	106,373	6,016	11,421	100,968	1,152,041	-	-	21,380
MassMutual Select Focused Value Fund, Class Z	153,069	6,359	17,448	141,980	2,987,257	-	-	48,543
MassMutual Select Fundamental Growth Fund, Class S	164,530	10,846	15,440	159,936	1,151,542	-	-	10,976
MassMutual Select Fundamental Value Fund, Class Z	109,689	6,742	12,739	103,692	1,311,709	-	-	20,204
MassMutual Select Growth Opportunities Fund, Class Z	105,347	5,840	9,655	101,532	980,799	-	-	7,464
MassMutual Select Large Cap Value Fund, Class S	99,612	6,702	11,582	94,732	827,959	-	-	(27,316)
MassMutual Select Mid Cap Growth Equity II Fund, Class Z	114,082	6,610	17,493	103,199	1,735,812	-	-	(380)
MassMutual Select Mid-Cap Value Fund, Class Z	230,894	13,360	37,018	207,236	2,609,101	-	-	39,019
MassMutual Select Overseas Fund, Class Z	640,864	37,063	87,935	589,992	4,637,333	-	-	37,336
MassMutual Select PIMCO Total Return Fund, Class Z	370,078	22,111	26,014	366,175	3,881,456	-	-	2,870
MassMutual Select Small Cap Growth Equity Fund, Class Z	61,559	3,134	9,821	54,872	944,351	-	-	(14,007)
MassMutual Select Small Cap Value Equity Fund, Class S	119,790	5,867	13,846	111,811	1,371,918	-	-	25,441
MassMutual Select Small Company Growth Fund, Class S	59,084	3,751	8,990	53,845	670,908	-	-	8,689
MassMutual Select Small Company Value Fund, Class Z	26,815	2,756	11,487	18,084	284,641	-	-	19,675
MassMutual Select Strategic Bond Fund, Class S	323,921	19,849	19,675	324,095	3,364,108	-	-	16,416
MM MSCI EAFE International Index Fund, Class Z	308,804	16,599	23,834	301,569	3,715,333	-	-	22,822
MM Russell 2000 Small Cap Index Fund, Class Z	143,449	8,085	13,258	138,276	1,700,794	-	-	14,391
MM S&P Mid Cap Index Fund, Class Z	157,144	8,555	16,228	149,471	1,871,372	-	-	23,670
Oppenheimer Commodity Strategy Total Return Fund, Class Y*	810,587	80,859	88,332	803,114	2,618,151	-	-	3,787
Oppenheimer Developing Markets Fund, Class Y*	34,377	4,754	2,474	36,657	1,280,778	-	-	10,111

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 12/31/12	Purchases	Sales	Number of Shares Held as of 3/31/13	Value as of 3/31/13	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
RetireSMART 2010 Fund (continued)
Oppenheimer International Bond Fund, Class I*	-	41,194	1,600	39,594	$257,360	$509	$-	$(48)
Oppenheimer Real Estate Fund, Class Y*	88,711	2,933	6,951	84,693	2,084,296	5,643	-	50,075

					$108,439,495	$6,153	$-	$769,954

RetireSMART 2015 Fund
MassMutual Premier Core Bond Fund, Class Z	87,063	61,818	17,145	131,736	$1,508,375	$-	$-	$1,017
MassMutual Premier Disciplined Growth Fund, Class S	40,678	23,147	3,861	59,964	719,563	-	-	9,630
MassMutual Premier Disciplined Value Fund, Class S	39,584	22,042	3,570	58,056	736,148	-	-	10,116
MassMutual Premier Focused International Fund, Class Z	5,796	4,038	918	8,916	104,672	-	-	316
MassMutual Premier High Yield Fund, Class Z	18,703	8,253	2,248	24,708	242,628	-	-	1,882
MassMutual Premier Inflation-Protected and Income Fund, Class Z	50,158	35,197	3,584	81,771	960,809	-	-	395
MassMutual Premier International Bond Fund, Class S	22,481	12,883	2,824	32,540	316,618	-	-	(860)
MassMutual Premier International Equity Fund, Class S	12,057	7,612	2,392	17,277	246,369	-	-	3,517
MassMutual Premier Money Market Fund, Class S	3,799	8,500	-	12,299	12,299	-	-	-
MassMutual Premier Short-Duration Bond Fund, Class Z	50,899	42,929	4,639	89,189	938,264	-	-	129
MassMutual Premier Strategic Emerging Markets Fund, Class Z	15,135	8,997	1,106	23,026	276,087	-	-	1,985
MassMutual Select Blue Chip Growth Fund, Class S	10,190	5,886	1,499	14,577	201,162	-	-	2,861
MassMutual Select Diversified International Fund, Class S	25,592	15,202	3,820	36,974	246,248	-	-	2,994
MassMutual Select Diversified Value Fund, Class S	12,420	6,858	1,482	17,796	203,048	-	-	2,872
MassMutual Select Focused Value Fund, Class Z	11,060	6,213	1,035	16,238	341,641	-	-	2,498
MassMutual Select Fundamental Growth Fund, Class S	19,614	11,396	2,815	28,195	203,005	-	-	1,447
MassMutual Select Fundamental Value Fund, Class Z	13,056	7,459	2,237	18,278	231,219	-	-	2,859
MassMutual Select Growth Opportunities Fund, Class Z	12,541	7,088	1,724	17,905	172,966	-	-	1,319
MassMutual Select Large Cap Value Fund, Class S	12,192	7,282	2,767	16,707	146,015	-	-	(7,779)
MassMutual Select Mid Cap Growth Equity II Fund, Class Z	9,414	5,222	1,376	13,260	223,026	-	-	475
MassMutual Select Mid-Cap Value Fund, Class Z	19,118	10,532	3,028	26,622	335,165	-	-	3,290
MassMutual Select Overseas Fund, Class Z	55,335	31,655	9,000	77,990	612,998	-	-	11,505
MassMutual Select PIMCO Total Return Fund, Class Z	19,659	13,372	3,507	29,524	312,955	-	-	1,546
MassMutual Select Small Cap Growth Equity Fund, Class Z	5,531	3,049	1,489	7,091	122,043	-	-	690
MassMutual Select Small Cap Value Equity Fund, Class S	10,446	5,344	1,352	14,438	177,150	-	-	2,138
MassMutual Select Small Company Growth Fund, Class S	5,263	2,773	1,077	6,959	86,706	-	-	1,354

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 12/31/12	Purchases	Sales	Number of Shares Held as of 3/31/13	Value as of 3/31/13	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
RetireSMART 2015 Fund (continued)
MassMutual Select Small Company Value Fund, Class Z	2,474	1,367	1,496	2,345	$36,914	$-	$-	$1,492
MassMutual Select Strategic Bond Fund, Class S	17,365	11,845	3,076	26,134	271,267	-	-	1,148
MM MSCI EAFE International Index Fund, Class Z	27,735	14,007	2,036	39,706	489,183	-	-	1,944
MM Russell 2000 Small Cap Index Fund, Class Z	12,921	6,466	1,588	17,799	218,928	-	-	1,784
MM S&P Mid Cap Index Fund, Class Z	13,620	6,793	1,298	19,115	239,321	-	-	1,781
Oppenheimer Commodity Strategy Total Return Fund, Class Y*	63,549	38,578	5,306	96,821	315,638	-	-	(410)
Oppenheimer Developing Markets Fund, Class Y*	2,922	1,835	184	4,573	159,797	-	-	1,408
Oppenheimer International Bond Fund, Class I*	-	6,257	2,246	4,011	26,074	59	-	(67)
Oppenheimer Real Estate Fund, Class Y*	7,036	3,885	536	10,385	255,566	659	-	1,557

					$11,689,867	$718	$-	$68,833

RetireSMART 2020 Fund
MassMutual Premier Core Bond Fund, Class Z	2,741,093	275,790	66,901	2,949,982	$33,777,291	$-	$-	$3,658
MassMutual Premier Disciplined Growth Fund, Class S	2,314,177	129,385	62,337	2,381,225	28,574,696	-	-	226,158
MassMutual Premier Disciplined Value Fund, Class S	2,252,881	119,425	65,895	2,306,411	29,245,297	-	-	33,367
MassMutual Premier Focused International Fund, Class Z	357,786	38,209	10,035	385,960	4,531,176	-	-	(3,632)
MassMutual Premier High Yield Fund, Class Z	1,471,892	39,067	173,615	1,337,344	13,132,719	-	-	132,132
MassMutual Premier Inflation-Protected and Income Fund, Class Z	1,837,709	212,721	73,928	1,976,502	23,223,902	-	-	43,146
MassMutual Premier International Bond Fund, Class S	1,037,370	89,993	27,737	1,099,626	10,699,359	-	-	2,016
MassMutual Premier International Equity Fund, Class S	746,990	45,115	44,281	747,824	10,663,966	-	-	117,375
MassMutual Premier Money Market Fund, Class S	118,547	-	118,499	48	48	-	-	-
MassMutual Premier Short-Duration Bond Fund, Class Z	1,727,543	540,971	37,860	2,230,654	23,466,482	-	-	(11,176)
MassMutual Premier Strategic Emerging Markets Fund, Class Z	943,097	60,341	32,200	971,238	11,645,148	-	-	(119,363)
MassMutual Select Blue Chip Growth Fund, Class S	766,518	51,907	36,515	781,910	10,790,354	-	-	183,175
MassMutual Select Diversified International Fund, Class S	1,605,140	82,426	87,225	1,600,341	10,658,274	-	-	213,733
MassMutual Select Diversified Value Fund, Class S	953,727	51,803	50,794	954,736	10,893,541	-	-	156,016
MassMutual Select Focused Value Fund, Class Z	569,957	52,533	14,892	607,598	12,783,857	-	-	38,535
MassMutual Select Fundamental Growth Fund, Class S	1,476,060	107,627	71,287	1,512,400	10,889,282	-	-	55,996
MassMutual Select Fundamental Value Fund, Class Z	984,289	56,502	60,343	980,448	12,402,662	-	-	104,018
MassMutual Select Growth Opportunities Fund, Class Z	945,048	48,955	33,934	960,069	9,274,267	-	-	26,342
MassMutual Select Large Cap Value Fund, Class S	894,901	54,824	53,857	895,868	7,829,884	-	-	(124,962)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 12/31/12	Purchases	Sales	Number of Shares Held as of 3/31/13	Value as of 3/31/13	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
RetireSMART 2020 Fund (continued)
MassMutual Select Mid Cap Growth Equity II Fund, Class Z	546,742	29,628	44,201	532,169	$8,951,076	$-	$-	$(29,388)
MassMutual Select Mid-Cap Value Fund, Class Z	1,108,062	59,698	99,070	1,068,690	13,454,810	-	-	113,050
MassMutual Select Overseas Fund, Class Z	3,477,755	185,695	287,711	3,375,739	26,533,306	-	-	112,579
MassMutual Select PIMCO Total Return Fund, Class Z	619,155	56,630	14,732	661,053	7,007,159	-	-	2,193
MassMutual Select Small Cap Growth Equity Fund, Class Z	344,383	24,207	56,404	312,186	5,372,727	-	-	64,316
MassMutual Select Small Cap Value Equity Fund, Class S	664,956	31,070	59,479	636,547	7,810,432	-	-	155,092
MassMutual Select Small Company Growth Fund, Class S	339,104	16,054	48,676	306,482	3,818,767	-	-	97,534
MassMutual Select Small Company Value Fund, Class Z	147,959	19,421	64,624	102,756	1,617,382	-	-	86,970
MassMutual Select Strategic Bond Fund, Class S	546,648	51,550	13,103	585,095	6,073,287	-	-	25,576
MM MSCI EAFE International Index Fund, Class Z	1,660,061	114,223	41,437	1,732,847	21,348,678	-	-	39,445
MM Russell 2000 Small Cap Index Fund, Class Z	783,868	53,123	46,900	790,091	9,718,125	-	-	53,313
MM S&P Mid Cap Index Fund, Class Z	740,035	51,893	18,182	773,746	9,687,301	-	-	21,775
Oppenheimer Commodity Strategy Total Return Fund, Class Y*	4,078,818	326,668	256,658	4,148,828	13,525,178	-	-	(22,579)
Oppenheimer Developing Markets Fund, Class Y*	182,156	15,672	4,809	193,019	6,744,099	-	-	106
Oppenheimer International Bond Fund, Class I*	-	190,913	65,738	125,175	813,638	2,153	-	(1,972)
Oppenheimer Real Estate Fund, Class Y*	447,492	12,322	35,017	424,797	10,454,244	28,255	-	250,861

					$427,412,414	$30,408	$-	$2,045,405

RetireSMART 2025 Fund
MassMutual Premier Core Bond Fund, Class Z	21,908	22,965	4,334	40,539	$464,176	$-	$-	$(435)
MassMutual Premier Disciplined Growth Fund, Class S	32,706	24,717	2,480	54,943	659,312	-	-	7,629
MassMutual Premier Disciplined Value Fund, Class S	31,853	23,425	2,088	53,190	674,449	-	-	6,025
MassMutual Premier Focused International Fund, Class Z	5,676	5,114	848	9,942	116,715	-	-	685
MassMutual Premier High Yield Fund, Class Z	25,481	18,063	2,582	40,962	402,250	-	-	2,210
MassMutual Premier Inflation-Protected and Income Fund, Class Z	16,215	13,997	951	29,261	343,812	-	-	(30)
MassMutual Premier International Bond Fund, Class S	13,544	13,650	3,163	24,031	233,818	-	-	(1,513)
MassMutual Premier International Equity Fund, Class S	11,811	9,572	2,120	19,263	274,684	-	-	4,796
MassMutual Premier Money Market Fund, Class S	300	-	300	-	-	-	-	-
MassMutual Premier Short-Duration Bond Fund, Class Z	15,570	16,145	1,477	30,238	318,101	-	-	(322)
MassMutual Premier Strategic Emerging Markets Fund, Class Z	14,006	10,512	994	23,524	282,050	-	-	(1,245)
MassMutual Select Blue Chip Growth Fund, Class S	12,318	9,195	1,087	20,426	281,885	-	-	2,896

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 12/31/12	Purchases	Sales	Number of Shares Held as of 3/31/13	Value as of 3/31/13	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
RetireSMART 2025 Fund (continued)
MassMutual Select Diversified International Fund, Class S	25,229	19,028	3,022	41,235	$274,623	$-	$-	$2,386
MassMutual Select Diversified Value Fund, Class S	15,183	10,754	998	24,939	284,552	-	-	2,583
MassMutual Select Focused Value Fund, Class Z	7,413	6,403	311	13,505	284,149	-	-	902
MassMutual Select Fundamental Growth Fund, Class S	23,720	17,794	2,014	39,500	284,400	-	-	1,690
MassMutual Select Fundamental Value Fund, Class Z	15,818	11,653	1,865	25,606	323,920	-	-	3,672
MassMutual Select Growth Opportunities Fund, Class Z	15,182	11,246	1,348	25,080	242,277	-	-	1,116
MassMutual Select Large Cap Value Fund, Class S	14,585	11,795	2,986	23,394	204,463	-	-	(6,073)
MassMutual Select Mid Cap Growth Equity II Fund, Class Z	8,034	5,720	957	12,797	215,252	-	-	648
MassMutual Select Mid-Cap Value Fund, Class Z	16,304	11,522	2,129	25,697	323,523	-	-	2,503
MassMutual Select Overseas Fund, Class Z	54,523	39,628	7,190	86,961	683,516	-	-	11,238
MassMutual Select PIMCO Total Return Fund, Class Z	4,959	5,008	886	9,081	96,256	-	-	289
MassMutual Select Small Cap Growth Equity Fund, Class Z	5,749	4,274	1,413	8,610	148,184	-	-	671
MassMutual Select Small Cap Value Equity Fund, Class S	10,903	7,570	955	17,518	214,950	-	-	2,356
MassMutual Select Small Company Growth Fund, Class S	5,532	3,896	985	8,443	105,204	-	-	1,444
MassMutual Select Small Company Value Fund, Class Z	2,521	1,920	1,592	2,849	44,847	-	-	2,958
MassMutual Select Strategic Bond Fund, Class S	4,370	4,433	759	8,044	83,493	-	-	394
MM MSCI EAFE International Index Fund, Class Z	24,637	20,025	409	44,253	545,191	-	-	339
MM Russell 2000 Small Cap Index Fund, Class Z	12,244	9,354	-	21,598	265,653	-	-	-
MM S&P Mid Cap Index Fund, Class Z	10,387	8,060	-	18,447	230,960	-	-	-
Oppenheimer Commodity Strategy Total Return Fund, Class Y*	60,266	48,472	4,157	104,581	340,935	-	-	(2,588)
Oppenheimer Developing Markets Fund, Class Y*	2,708	2,079	117	4,670	163,184	-	-	45
Oppenheimer International Bond Fund, Class I*	-	3,000	-	3,000	19,499	22	-	-
Oppenheimer Real Estate Fund, Class Y*	6,383	4,009	386	10,006	246,240	652	-	1,845

					$9,676,523	$674	$-	$49,114

RetireSMART 2030 Fund
MassMutual Premier Core Bond Fund, Class Z	950,791	122,098	22,171	1,050,718	$12,030,715	$-	$-	$1,113
MassMutual Premier Disciplined Growth Fund, Class S	1,963,987	133,393	30,020	2,067,360	24,808,325	-	-	167,902
MassMutual Premier Disciplined Value Fund, Class S	1,912,297	118,464	28,633	2,002,128	25,386,980	-	-	8,600
MassMutual Premier Focused International Fund, Class Z	371,846	48,282	10,207	409,921	4,812,477	-	-	(3,567)
MassMutual Premier High Yield Fund, Class Z	1,311,730	46,998	41,549	1,317,179	12,934,695	-	-	28,612

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 12/31/12	Purchases	Sales	Number of Shares Held as of 3/31/13	Value as of 3/31/13	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
RetireSMART 2030 Fund (continued)
MassMutual Premier Inflation-Protected and Income Fund, Class Z	669,803	86,599	18,635	737,767	$8,668,766	$-	$-	$10,575
MassMutual Premier International Bond Fund, Class S	682,403	92,660	10,460	764,603	7,439,588	-	-	(1,970)
MassMutual Premier International Equity Fund, Class S	776,565	60,425	42,661	794,329	11,327,128	-	-	53,709
MassMutual Premier Short-Duration Bond Fund, Class Z	659,504	111,799	13,857	757,446	7,968,328	-	-	(4,003)
MassMutual Premier Strategic Emerging Markets Fund, Class Z	910,052	58,611	21,191	947,472	11,360,195	-	-	(77,672)
MassMutual Select Blue Chip Growth Fund, Class S	856,512	54,470	26,301	884,681	12,208,591	-	-	186,660
MassMutual Select Diversified International Fund, Class S	1,668,557	87,826	56,517	1,699,866	11,321,105	-	-	124,037
MassMutual Select Diversified Value Fund, Class S	1,065,676	53,748	39,287	1,080,137	12,324,358	-	-	172,442
MassMutual Select Focused Value Fund, Class Z	447,119	64,243	6,727	504,635	10,617,513	-	-	15,966
MassMutual Select Fundamental Growth Fund, Class S	1,649,367	113,329	51,572	1,711,124	12,320,095	-	-	40,725
MassMutual Select Fundamental Value Fund, Class Z	1,099,761	58,964	49,462	1,109,263	14,032,182	-	-	83,670
MassMutual Select Growth Opportunities Fund, Class Z	1,055,959	57,081	26,855	1,086,185	10,492,548	-	-	20,288
MassMutual Select Large Cap Value Fund, Class S	999,734	58,181	44,421	1,013,494	8,857,941	-	-	(49,926)
MassMutual Select Mid Cap Growth Equity II Fund, Class Z	515,660	27,024	28,429	514,255	8,649,762	-	-	(19,891)
MassMutual Select Mid-Cap Value Fund, Class Z	1,048,912	54,400	70,605	1,032,707	13,001,787	-	-	80,274
MassMutual Select Overseas Fund, Class Z	3,592,536	186,329	193,201	3,585,664	28,183,316	-	-	73,152
MassMutual Select PIMCO Total Return Fund, Class Z	208,559	30,270	3,382	235,447	2,495,740	-	-	490
MassMutual Select Small Cap Growth Equity Fund, Class Z	386,293	20,799	38,905	368,187	6,336,506	-	-	7,349
MassMutual Select Small Cap Value Equity Fund, Class S	736,159	45,567	31,779	749,947	9,201,856	-	-	53,096
MassMutual Select Small Company Growth Fund, Class S	371,257	20,098	30,085	361,270	4,501,427	-	-	36,804
MassMutual Select Small Company Value Fund, Class Z	165,938	9,431	53,894	121,475	1,912,017	-	-	80,909
MassMutual Select Strategic Bond Fund, Class S	189,688	21,682	2,973	208,397	2,163,158	-	-	789
MM MSCI EAFE International Index Fund, Class Z	1,711,125	118,512	463	1,829,174	22,535,425	-	-	361
MM Russell 2000 Small Cap Index Fund, Class Z	876,785	60,158	10,854	926,089	11,390,891	-	-	12,041
MM S&P Mid Cap Index Fund, Class Z	705,629	49,153	11,518	743,264	9,305,665	-	-	16,382
Oppenheimer Commodity Strategy Total Return Fund, Class Y*	3,842,209	498,067	123,840	4,216,436	13,745,583	-	-	(10,107)
Oppenheimer Developing Markets Fund, Class Y*	175,580	15,269	2,648	188,201	6,575,739	-	-	352
Oppenheimer International Bond Fund, Class I*	-	106,787	19,815	86,972	565,318	1,240	-	(595)
Oppenheimer Real Estate Fund, Class Y*	406,842	10,563	16,705	400,700	9,861,238	26,605	-	119,718

					$369,336,958	$27,845	$-	$1,228,285

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 12/31/12	Purchases	Sales	Number of Shares Held as of 3/31/13	Value as of 3/31/13	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
RetireSMART 2035 Fund
MassMutual Premier Core Bond Fund, Class Z	12,565	12,536	3,730	21,371	$244,693	$-	$-	$(472)
MassMutual Premier Disciplined Growth Fund, Class S	26,157	20,838	2,219	44,776	537,310	-	-	7,098
MassMutual Premier Disciplined Value Fund, Class S	25,465	19,799	1,913	43,351	549,693	-	-	5,834
MassMutual Premier Focused International Fund, Class Z	5,411	5,102	912	9,601	112,712	-	-	798
MassMutual Premier High Yield Fund, Class Z	14,584	10,692	2,310	22,966	225,528	-	-	2,153
MassMutual Premier Inflation-Protected and Income Fund, Class Z	7,036	6,427	622	12,841	150,879	-	-	(60)
MassMutual Premier International Bond Fund, Class S	9,057	7,668	1,426	15,299	148,858	-	-	(917)
MassMutual Premier International Equity Fund, Class S	11,248	9,534	2,173	18,609	265,369	-	-	4,456
MassMutual Premier Short-Duration Bond Fund, Class Z	7,177	8,723	1,155	14,745	155,116	-	-	(310)
MassMutual Premier Strategic Emerging Markets Fund, Class Z	13,119	10,740	1,434	22,425	268,872	-	-	(4,656)
MassMutual Select Blue Chip Growth Fund, Class S	13,292	10,450	1,428	22,314	307,935	-	-	5,229
MassMutual Select Diversified International Fund, Class S	23,806	19,342	3,332	39,816	265,177	-	-	749
MassMutual Select Diversified Value Fund, Class S	16,088	12,227	1,071	27,244	310,851	-	-	2,185
MassMutual Select Focused Value Fund, Class Z	6,351	5,321	465	11,207	235,791	-	-	1,403
MassMutual Select Fundamental Growth Fund, Class S	25,569	20,300	2,703	43,166	310,793	-	-	2,407
MassMutual Select Fundamental Value Fund, Class Z	17,057	13,165	2,237	27,985	354,007	-	-	6,178
MassMutual Select Growth Opportunities Fund, Class Z	16,365	12,792	1,754	27,403	264,714	-	-	1,567
MassMutual Select Large Cap Value Fund, Class S	16,094	13,390	3,922	25,562	223,409	-	-	(8,875)
MassMutual Select Mid Cap Growth Equity II Fund, Class Z	7,424	5,618	888	12,154	204,437	-	-	1,849
MassMutual Select Mid-Cap Value Fund, Class Z	15,113	11,312	2,023	24,402	307,223	-	-	2,678
MassMutual Select Overseas Fund, Class Z	51,170	40,469	7,646	83,993	660,183	-	-	7,937
MassMutual Select PIMCO Total Return Fund, Class Z	2,780	2,797	792	4,785	50,725	-	-	277
MassMutual Select Small Cap Growth Equity Fund, Class Z	5,703	4,410	1,355	8,758	150,732	-	-	1,959
MassMutual Select Small Cap Value Equity Fund, Class S	10,712	8,244	1,132	17,824	218,703	-	-	3,979
MassMutual Select Small Company Growth Fund, Class S	5,418	4,021	848	8,591	107,043	-	-	2,220
MassMutual Select Small Company Value Fund, Class Z	2,505	1,998	1,605	2,898	45,608	-	-	2,568
MassMutual Select Strategic Bond Fund, Class S	2,500	2,478	742	4,236	43,969	-	-	297
MM MSCI EAFE International Index Fund, Class Z	23,211	19,522	-	42,733	526,465	-	-	-
MM Russell 2000 Small Cap Index Fund, Class Z	12,114	10,020	168	21,966	270,183	-	-	151
MM S&P Mid Cap Index Fund, Class Z	9,776	7,906	165	17,517	219,317	-	-	202

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 12/31/12	Purchases	Sales	Number of Shares Held as of 3/31/13	Value as of 3/31/13	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
RetireSMART 2035 Fund (continued)
Oppenheimer Commodity Strategy Total Return Fund, Class Y*	53,902	46,590	5,662	94,830	$309,144	$-	$-	$(3,562)
Oppenheimer Developing Markets Fund, Class Y*	2,534	2,111	192	4,453	155,574	-	-	107
Oppenheimer International Bond Fund, Class I*	-	4,168	2,231	1,937	12,593	24	-	(29)
Oppenheimer Real Estate Fund, Class Y*	5,749	4,191	535	9,405	231,451	566	-	2,401

					$8,445,057	$590	$-	$47,801

RetireSMART 2040 Fund
MassMutual Premier Core Bond Fund, Class Z	578,478	64,724	74,761	568,441	$6,508,652	$-	$-	$621
MassMutual Premier Disciplined Growth Fund, Class S	1,109,210	103,850	38,733	1,174,327	14,091,920	-	-	213,326
MassMutual Premier Disciplined Value Fund, Class S	1,080,147	94,204	37,056	1,137,295	14,420,900	-	-	162,706
MassMutual Premier Focused International Fund, Class Z	248,000	35,268	8,998	274,270	3,219,935	-	-	(3,215)
MassMutual Premier High Yield Fund, Class Z	560,891	23,892	54,880	529,903	5,203,650	-	-	45,371
MassMutual Premier Inflation-Protected and Income Fund, Class Z	263,701	44,828	12,953	295,576	3,473,018	-	-	3,644
MassMutual Premier International Bond Fund, Class S	386,026	34,675	13,784	406,917	3,959,302	-	-	(4,349)
MassMutual Premier International Equity Fund, Class S	517,923	42,777	29,225	531,475	7,578,830	-	-	59,246
MassMutual Premier Short-Duration Bond Fund, Class Z	286,953	100,690	11,181	376,462	3,960,379	-	-	(3,285)
MassMutual Premier Strategic Emerging Markets Fund, Class Z	624,485	47,834	25,756	646,563	7,752,295	-	-	(92,759)
MassMutual Select Blue Chip Growth Fund, Class S	660,911	55,588	32,732	683,767	9,435,979	-	-	235,140
MassMutual Select Diversified International Fund, Class S	1,112,175	73,114	47,957	1,137,332	7,574,629	-	-	24,776
MassMutual Select Diversified Value Fund, Class S	821,469	53,736	40,373	834,832	9,525,438	-	-	198,446
MassMutual Select Focused Value Fund, Class Z	291,773	26,837	15,948	302,662	6,368,019	-	-	43,464
MassMutual Select Fundamental Growth Fund, Class S	1,272,673	113,782	63,929	1,322,526	9,522,190	-	-	47,414
MassMutual Select Fundamental Value Fund, Class Z	848,611	57,620	48,884	857,347	10,845,442	-	-	78,252
MassMutual Select Growth Opportunities Fund, Class Z	814,630	59,555	34,683	839,502	8,109,588	-	-	25,230
MassMutual Select Large Cap Value Fund, Class S	772,482	53,551	42,712	783,321	6,846,228	-	-	(55,390)
MassMutual Select Mid Cap Growth Equity II Fund, Class Z	347,844	22,267	19,721	350,390	5,893,552	-	-	(14,401)
MassMutual Select Mid-Cap Value Fund, Class Z	709,134	44,837	50,332	703,639	8,858,821	-	-	55,600
MassMutual Select Overseas Fund, Class Z	2,385,278	150,599	136,791	2,399,086	18,856,817	-	-	47,670
MassMutual Select PIMCO Total Return Fund, Class Z	127,015	13,024	12,647	127,392	1,350,355	-	-	1,327
MassMutual Select Small Cap Growth Equity Fund, Class Z	263,268	17,182	26,264	254,186	4,374,536	-	-	25,597

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 12/31/12	Purchases	Sales	Number of Shares Held as of 3/31/13	Value as of 3/31/13	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
RetireSMART 2040 Fund (continued)
MassMutual Select Small Cap Value Equity Fund, Class S	502,739	43,486	28,515	517,710	$6,352,298	$-	$-	$48,039
MassMutual Select Small Company Growth Fund, Class S	255,212	17,443	23,251	249,404	3,107,573	-	-	24,906
MassMutual Select Small Company Value Fund, Class Z	113,260	7,736	37,123	83,873	1,320,158	-	-	70,381
MassMutual Select Strategic Bond Fund, Class S	115,413	11,634	14,294	112,753	1,170,378	-	-	8,809
MM MSCI EAFE International Index Fund, Class Z	1,148,797	97,131	22,411	1,223,517	15,073,734	-	-	19,988
MM Russell 2000 Small Cap Index Fund, Class Z	598,620	57,259	16,793	639,086	7,860,761	-	-	14,390
MM S&P Mid Cap Index Fund, Class Z	481,310	40,839	15,927	506,222	6,337,898	-	-	20,086
Oppenheimer Commodity Strategy Total Return Fund, Class Y*	2,393,707	360,697	136,850	2,617,554	8,533,226	-	-	(12,250)
Oppenheimer Developing Markets Fund, Class Y*	120,147	12,486	4,204	128,429	4,487,313	-	-	(216)
Oppenheimer International Bond Fund, Class I*	-	45,878	-	45,878	298,209	427	-	-
Oppenheimer Real Estate Fund, Class Y*	264,049	22,421	13,954	272,516	6,706,630	18,078	-	98,654

					$238,978,653	$18,505	$-	$1,387,218

RetireSMART 2045 Fund
MassMutual Premier Core Bond Fund, Class Z	3,105	3,061	1,546	4,620	$52,897	$-	$-	$(185)
MassMutual Premier Disciplined Growth Fund, Class S	14,739	12,559	789	26,509	318,105	-	-	2,368
MassMutual Premier Disciplined Value Fund, Class S	14,353	12,076	766	25,663	325,404	-	-	1,989
MassMutual Premier Focused International Fund, Class Z	3,427	3,399	371	6,455	75,777	-	-	225
MassMutual Premier High Yield Fund, Class Z	2,758	1,680	442	3,996	39,243	-	-	187
MassMutual Premier Inflation-Protected and Income Fund, Class Z	1,252	1,053	74	2,231	26,213	-	-	2
MassMutual Premier International Bond Fund, Class S	2,111	2,159	988	3,282	31,931	-	-	(370)
MassMutual Premier International Equity Fund, Class S	7,133	6,421	1,048	12,506	178,335	-	-	1,672
MassMutual Premier Short-Duration Bond Fund, Class Z	1,465	1,620	66	3,019	31,765	-	-	(5)
MassMutual Premier Strategic Emerging Markets Fund, Class Z	8,556	7,260	534	15,282	183,231	-	-	(1,898)
MassMutual Select Blue Chip Growth Fund, Class S	9,334	7,930	690	16,574	228,724	-	-	2,757
MassMutual Select Diversified International Fund, Class S	15,184	12,845	1,264	26,765	178,252	-	-	(393)
MassMutual Select Diversified Value Fund, Class S	11,423	9,340	529	20,234	230,868	-	-	1,185
MassMutual Select Focused Value Fund, Class Z	3,986	3,365	416	6,935	145,902	-	-	1,228
MassMutual Select Fundamental Growth Fund, Class S	17,959	15,442	1,344	32,057	230,807	-	-	1,050
MassMutual Select Fundamental Value Fund, Class Z	11,985	9,960	1,157	20,788	262,962	-	-	2,099
MassMutual Select Growth Opportunities Fund, Class Z	11,501	9,614	768	20,347	196,550	-	-	586

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 12/31/12	Purchases	Sales	Number of Shares Held as of 3/31/13	Value as of 3/31/13	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
RetireSMART 2045 Fund (continued)
MassMutual Select Large Cap Value Fund, Class S	11,149	10,133	2,289	18,993	$165,996	$-	$-	$(5,298)
MassMutual Select Mid Cap Growth Equity II Fund, Class Z	4,782	3,916	421	8,277	139,211	-	-	482
MassMutual Select Mid-Cap Value Fund, Class Z	9,752	7,896	1,029	16,619	209,232	-	-	1,164
MassMutual Select Overseas Fund, Class Z	32,534	27,072	3,158	56,448	443,684	-	-	1,331
MassMutual Select PIMCO Total Return Fund, Class Z	726	719	402	1,043	11,055	-	-	21
MassMutual Select Small Cap Growth Equity Fund, Class Z	3,682	3,112	771	6,023	103,653	-	-	1,333
MassMutual Select Small Cap Value Equity Fund, Class S	6,729	6,041	515	12,255	150,374	-	-	1,649
MassMutual Select Small Company Growth Fund, Class S	3,414	2,888	396	5,906	73,589	-	-	942
MassMutual Select Small Company Value Fund, Class Z	1,618	1,402	1,028	1,992	31,348	-	-	1,758
MassMutual Select Strategic Bond Fund, Class S	618	632	328	922	9,567	-	-	69
MM MSCI EAFE International Index Fund, Class Z	15,195	13,568	-	28,763	354,359	-	-	-
MM Russell 2000 Small Cap Index Fund, Class Z	7,977	7,397	252	15,122	185,995	-	-	224
MM S&P Mid Cap Index Fund, Class Z	6,452	5,738	248	11,942	149,516	-	-	298
Oppenheimer Commodity Strategy Total Return Fund, Class Y*	31,931	30,409	2,196	60,144	196,070	-	-	(863)
Oppenheimer Developing Markets Fund, Class Y*	1,650	1,466	82	3,034	105,991	-	-	217
Oppenheimer International Bond Fund, Class I*	-	413	-	413	2,687	4	-	-
Oppenheimer Real Estate Fund, Class Y*	3,518	3,101	226	6,393	157,321	407	-	679

					$5,226,614	$411	$-	$16,503

RetireSMART 2050 Fund
MassMutual Premier Core Bond Fund, Class Z	52,655	11,007	16,498	47,164	$540,025	$-	$-	$(1,863)
MassMutual Premier Disciplined Growth Fund, Class S	247,804	48,791	6,244	290,351	3,484,215	-	-	12,725
MassMutual Premier Disciplined Value Fund, Class S	241,377	45,710	5,907	281,180	3,565,357	-	-	12,128
MassMutual Premier Focused International Fund, Class Z	57,439	14,749	1,516	70,672	829,686	-	-	1,651
MassMutual Premier High Yield Fund, Class Z	47,307	4,012	10,365	40,954	402,165	-	-	1,713
MassMutual Premier Inflation-Protected and Income Fund, Class Z	21,695	2,040	918	22,817	268,103	-	-	(328)
MassMutual Premier International Bond Fund, Class S	35,052	6,623	8,080	33,595	326,875	-	-	(2,089)
MassMutual Premier International Equity Fund, Class S	119,994	20,551	3,604	136,941	1,952,782	-	-	10,964
MassMutual Premier Short-Duration Bond Fund, Class Z	24,733	6,595	629	30,699	322,957	-	-	(35)
MassMutual Premier Strategic Emerging Markets Fund, Class Z	145,462	26,019	4,099	167,382	2,006,905	-	-	(6,264)
MassMutual Select Blue Chip Growth Fund, Class S	157,302	30,817	6,528	181,591	2,505,951	-	-	17,451
MassMutual Select Diversified International Fund, Class S	257,405	49,732	14,081	293,056	1,951,752	-	-	9,288

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 12/31/12	Purchases	Sales	Number of Shares Held as of 3/31/13	Value as of 3/31/13	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
RetireSMART 2050 Fund (continued)
MassMutual Select Diversified Value Fund, Class S	194,907	33,831	7,032	221,706	$2,529,668	$-	$-	$16,788
MassMutual Select Focused Value Fund, Class Z	67,319	12,219	3,599	75,939	1,597,765	-	-	10,426
MassMutual Select Fundamental Growth Fund, Class S	302,908	61,060	12,735	351,233	2,528,880	-	-	10,093
MassMutual Select Fundamental Value Fund, Class Z	202,005	35,749	10,063	227,691	2,880,296	-	-	27,175
MassMutual Select Growth Opportunities Fund, Class Z	193,869	35,688	6,607	222,950	2,153,696	-	-	5,501
MassMutual Select Large Cap Value Fund, Class S	184,810	32,523	9,303	208,030	1,818,181	-	-	(22,450)
MassMutual Select Mid Cap Growth Equity II Fund, Class Z	80,294	14,128	3,761	90,661	1,524,922	-	-	3,989
MassMutual Select Mid-Cap Value Fund, Class Z	164,097	26,833	8,868	182,062	2,292,156	-	-	12,416
MassMutual Select Overseas Fund, Class Z	551,517	100,267	33,629	618,155	4,858,696	-	-	51,152
MassMutual Select PIMCO Total Return Fund, Class Z	12,329	2,480	4,239	10,570	112,039	-	-	1,413
MassMutual Select Small Cap Growth Equity Fund, Class Z	61,538	9,845	5,419	65,964	1,135,245	-	-	4,290
MassMutual Select Small Cap Value Equity Fund, Class S	112,758	25,794	4,249	134,303	1,647,903	-	-	6,955
MassMutual Select Small Company Growth Fund, Class S	57,201	10,460	2,947	64,714	806,338	-	-	3,875
MassMutual Select Small Company Value Fund, Class Z	26,708	4,438	9,365	21,781	342,831	-	-	18,998
MassMutual Select Strategic Bond Fund, Class S	10,533	2,183	3,357	9,359	97,147	-	-	1,005
MM MSCI EAFE International Index Fund, Class Z	283,322	46,098	14,210	315,210	3,883,389	-	-	12,370
MM Russell 2000 Small Cap Index Fund, Class Z	149,600	23,930	7,754	165,776	2,039,039	-	-	8,683
MM S&P Mid Cap Index Fund, Class Z	120,915	19,358	9,296	130,977	1,639,835	-	-	13,795
Oppenheimer Commodity Strategy Total Return Fund, Class Y*	542,646	148,475	28,972	662,149	2,158,606	-	-	(5,063)
Oppenheimer Developing Markets Fund, Class Y*	27,979	6,063	797	33,245	1,161,578	-	-	4,985
Oppenheimer International Bond Fund, Class I*	-	3,887	-	3,887	25,267	35	-	-
Oppenheimer Real Estate Fund, Class Y*	60,307	13,020	2,938	70,389	1,732,266	4,571	-	13,353

					$57,122,516	$4,606	$-	$255,090

*	Fund advised by OFI Global Asset Management, Inc.

5.	New Accounting Pronouncements

On December 16, 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2011-11, “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”), as clarified with ASU 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” issued in January 2013. ASU 2011-11 amends FASB Accounting Standards Codification Topic 210, specifically requiring an entity to disclose information about offsetting and related arrangements and the effect those arrangements have on the financial position. ASU 2011-11 is effective in annual reporting periods beginning on or after January 1, 2013, and for interim periods within those annual reporting periods. Management is currently evaluating the implications of these changes and their impact on the June 30, 2013 semiannual financial statements.

Notes to Portfolio of Investments (Unaudited) (Continued)

6.	Legal Proceedings

On December 7, 2010, the Trust was named as a defendant and putative member of the proposed defendant class of shareholders named in an adversary proceeding brought by The Official Committee of Unsecured Creditors of Tribune Company (the “Official Committee”) in the U.S. Bankruptcy Court for the District of Delaware, in connection with Tribune Company’s Chapter 11 bankruptcy proceeding (In re Tribune Company). The proceeding relates to a leveraged buyout (“LBO”) transaction by which Tribune Company converted to a privately-held company in 2007, and the putative defendant class is comprised of beneficial owners of shares of Tribune Company who received proceeds (the “Proceeds”) of the LBO. The Official Committee seeks to recover payments of those Proceeds.

The potential amounts sought to be recovered from the Diversified Value Fund and S&P 500 Index Fund, plus interest and the Official Committee’s court costs, are approximately $1,621,800 and $1,186,430, respectively.

In addition, on June 2, 2011, the Diversified Value Fund and S&P 500 Index Fund were named as defendants in a closely related, parallel adversary proceeding brought in connection with the Tribune Company’s LBO by Deutsche Bank Trust Company Americas, in its capacity as successor indenture trustee for a certain series of Senior Notes, Law Debenture Trust Company of New York, in its capacity as successor indenture trustee for a certain series of Senior Notes, and Wilmington Trust Company, in its capacity as successor indenture trustee for the PHONES Notes (together, the “Plaintiffs”), in the United States District Court for the District of Massachusetts. The Plaintiffs also seek to recover payments of the Proceeds.

The Funds cannot predict the outcome of these proceedings. If the proceedings were to be decided in a manner adverse to the Funds, or if the Funds were to enter into a settlement agreement with the Official Committee or the Plaintiffs, as applicable, the payment of such judgment or settlement could potentially have a material adverse effect on the Funds’ net asset values depending on the net assets of each applicable Fund at the time of such judgment or settlement.

7.	Subsequent Events

Management has evaluated the events and transactions subsequent to March 31, 2013, through the date when the Portfolios of Investments were issued, and determined that there are no material events or transactions that would require adjustments to or disclosures in the Funds’ Portfolios of Investments.

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))), are effective, as of a date within 90 days of the filing date of this Form N-Q, to provide reasonable assurance that the information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the SEC’s rules and forms, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MassMutual Select Funds

By /s/ Eric Wietsma
Eric Wietsma, President and Principal Executive Officer
Date 5/28/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Eric Wietsma
Eric Wietsma, President and Principal Executive Officer
Date 5/28/13

By /s/ Nicholas H. Palmerino
Nicholas H. Palmerino, Treasurer and Principal Financial Officer
Date 5/28/13